UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
➢	iShares TIPS Bond ETF | TIP | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR TIPS BOND ETF

Performance as of April 30, 2017

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.45%, net of fees, while the total return for the Index was 0.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.58%	1.58%	1.66%	1.58%	1.58%	1.66%
5 Years	0.16%	0.16%	0.29%	0.82%	0.81%	1.43%
Since Inception	1.09%	1.10%	1.23%	7.22%	7.25%	8.17%

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

0-1 Year	21.54%
1-2 Years	15.18
2-3 Years	23.06
3-4 Years	17.51
4-5 Years	14.05
5-6 Years	8.66

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/17

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	20.04%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	13.92
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/21	11.78
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/20	11.77
U.S. Treasury Inflation-Indexed Bonds, 1.38%, 01/15/20	10.28

TOTAL	67.79%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TIPS BOND ETF

Performance as of April 30, 2017

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.28%, net of fees, while the total return for the Index was -0.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.60%	1.68%	1.73%	1.60%	1.68%	1.73%
5 Years	0.56%	0.55%	0.69%	2.85%	2.80%	3.49%
10 Years	4.09%	4.08%	4.22%	49.33%	49.11%	51.24%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

0-1 Year	6.26%
1-5 Years	28.43
5-10 Years	44.77
10-15 Years	8.25
More than 20 Years	12.29

TOTAL	100.00%

FIVE LARGEST FUND HOLDING

As of 4/30/17

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	7.92%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	6.32
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	6.26
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/21	4.92
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	4.50

TOTAL	29.92%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.84%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	$253,647	$254,213,052
0.13%, 04/15/19	174,897	176,544,555
0.13%, 04/15/20	147,543	149,301,658
0.13%, 04/15/21	65,082	65,748,027
0.13%, 01/15/22	13,611	13,734,191
0.13%, 04/15/22	15,024	15,131,159
0.13%, 07/15/22	88,849	89,791,778
0.13%, 01/15/23	20,019	20,075,710
0.63%, 07/15/21	144,039	149,351,642
1.13%, 01/15/21	29,131	30,611,519
1.25%, 07/15/20	119,222	125,709,390
1.38%, 07/15/18	9,932	10,195,770
1.38%, 01/15/20	124,388	130,452,539
1.63%, 01/15/18	12,036	12,206,435
1.88%, 07/15/19	12,079	12,754,439
2.13%, 01/15/19	5,509	5,756,914
2.63%, 07/15/17	6,688	6,743,842

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,268,938,421)		1,268,322,620

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 3.93%

MONEY MARKET FUNDS — 3.92%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[a,b]	49,815	$49,814,512

		49,814,512
U.S. GOVERNMENT OBLIGATIONS — 0.01%
U.S. Treasury Bill[c]
0.75%, 05/04/17	100	99,995

		99,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,914,507)		49,914,507

TOTAL INVESTMENTS IN SECURITIES — 103.77%
(Cost: $1,318,852,928)[d]		1,318,237,127
Other Assets, Less Liabilities — (3.77)%		(47,894,071)

NET ASSETS — 100.00%		$1,270,343,056

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Rates shown are the discount rates or range of discount rates at time of purchase.
[d]	The cost of investments for federal income tax purposes was $1,319,425,395. Net unrealized depreciation was $1,188,268, of which $1,301,660 represented gross unrealized appreciation on securities and $2,489,928 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$1,268,422,615	$—	$1,268,422,615
Money market funds	49,814,512	—	—	49,814,512

Total	$49,814,512	$1,268,422,615	$—	$1,318,237,127

See notes to financial statements.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.83%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	$1,432,488	$1,435,685,123
0.13%, 04/15/19	1,434,797	1,448,313,995
0.13%, 04/15/20	855,388	865,581,153
0.13%, 04/15/21	1,116,783	1,128,203,385
0.13%, 01/15/22	742,511	749,237,060
0.13%, 04/15/22	55,232	55,627,294
0.13%, 07/15/22	527,688	533,289,920
0.13%, 01/15/23	939,390	942,033,262
0.13%, 07/15/24	1,823,855	1,817,360,692
0.13%, 07/15/26	670,225	659,122,928
0.25%, 01/15/25	860,777	858,552,403
0.38%, 07/15/23	670,267	683,142,617
0.38%, 07/15/25	1,013,136	1,022,512,351
0.38%, 01/15/27	38,909	39,044,339
0.63%, 07/15/21	814,279	844,311,013
0.63%, 01/15/24	1,002,749	1,031,799,759
0.63%, 01/15/26	676,827	693,848,427
0.63%, 02/15/43	129,588	121,707,246
0.75%, 02/15/42	696,377	677,025,057
0.75%, 02/15/45	501,186	481,928,372
0.88%, 02/15/47	147,371	146,697,595
1.00%, 02/15/46	109,056	111,843,626
1.13%, 01/15/21	350,014	367,797,547
1.25%, 07/15/20	404,598	426,611,849
1.38%, 01/15/20	262,696	275,504,351
1.38%, 02/15/44	814,125	906,072,200
1.75%, 01/15/28	382,525	435,495,525
1.88%, 07/15/19	339,772	358,757,644
2.00%, 01/15/26	848,598	968,773,214
2.13%, 02/15/40	274,531	348,568,137
2.13%, 02/15/41	19,696	25,173,931
2.38%, 01/15/25	369,260	427,678,766
2.38%, 01/15/27	493,934	587,627,383
2.50%, 01/15/29	499,382	614,947,467
3.38%, 04/15/32	29,495	41,772,454
3.63%, 04/15/28	248,494	332,215,464
3.88%, 04/15/29	335,684	467,047,557

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $22,768,301,645)		22,930,911,106

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[a,b]	378,458	$378,458,401

		378,458,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $378,458,401)		378,458,401

TOTAL INVESTMENTS IN SECURITIES —101.48%
(Cost: $23,146,760,046)[c]		23,309,369,507
Other Assets, Less Liabilities — (1.48)%		(340,566,066)

NET ASSETS — 100.00%		$22,968,803,441

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $23,211,794,531. Net unrealized appreciation was $97,574,976, of which $210,545,264 represented gross unrealized appreciation on securities and $112,970,288 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® TIPS BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$22,930,911,106	$—	$22,930,911,106
Money market funds	378,458,401	—	—	378,458,401

Total	$378,458,401	$22,930,911,106	$—	$23,309,369,507

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,269,038,416	$22,768,301,645
Affiliated (Note 2)	49,814,512	378,458,401

Total cost of investments	$1,318,852,928	$23,146,760,046

Investments in securities, at fair value (Note 1):
Unaffiliated	$1,268,422,615	$22,930,911,106
Affiliated (Note 2)	49,814,512	378,458,401

Total fair value of investments	1,318,237,127	23,309,369,507
Receivables:
Investment securities sold	19,572,117	177,714,805
Interest	1,642,202	38,549,229
Capital shares sold	—	1,398,009

Total Assets	1,339,451,446	23,527,031,550

LIABILITIES
Payables:
Investment securities purchased	69,005,867	554,548,092
Investment advisory fees (Note 2)	102,523	3,680,017

Total Liabilities	69,108,390	558,228,109

NET ASSETS	$1,270,343,056	$22,968,803,441

Net assets consist of:
Paid-in capital	$1,267,662,508	$22,800,175,325
Undistributed net investment income	5,968,694	157,002,528
Accumulated net realized loss	(2,672,345)	(150,983,873)
Net unrealized appreciation (depreciation)	(615,801)	162,609,461

NET ASSETS	$1,270,343,056	$22,968,803,441

Shares outstanding[a]	12,550,000	199,700,000

Net asset value per share	$101.22	$115.02

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$25,841	$389,587
Interest — unaffiliated[a]	9,652,379	257,347,992
Securities lending income — affiliated — net (Note 2)	—	27,625

Total investment income	9,678,220	257,765,204

EXPENSES
Investment advisory fees (Note 2)	492,677	21,256,498

Total expenses	492,677	21,256,498

Net investment income	9,185,543	236,508,706

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	38,570	(9,032,471)
In-kind redemptions — unaffiliated	332,745	38,058,997
Realized gain distributions from affiliated funds	497	475

Net realized gain	371,812	29,027,001

Net change in unrealized appreciation/depreciation	(4,028,847)	(296,563,483)

Net realized and unrealized loss	(3,657,035)	(267,536,482)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,528,508	$(31,027,776)

[a]	Reflects net inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,185,543	$3,925,201	$236,508,706	$201,609,717
Net realized gain	371,812	1,013,660	29,027,001	50,516,250
Net change in unrealized appreciation/depreciation	(4,028,847)	11,496,649	(296,563,483)	673,679,568

Net increase (decrease) in net assets resulting from operations	5,528,508	16,435,510	(31,027,776)	925,805,535

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,649,007)	(4,128,619)	(76,904,382)	(224,456,496)
Return of capital	—	(1,113,785)	—	—

Total distributions to shareholders	(2,649,007)	(5,242,404)	(76,904,382)	(224,456,496)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	509,591,409	291,793,222	4,412,972,502	6,501,998,386
Cost of shares redeemed	(30,306,551)	(95,313,483)	(1,058,239,395)	(1,220,470,038)

Net increase in net assets from capital share transactions	479,284,858	196,479,739	3,354,733,107	5,281,528,348

INCREASE IN NET ASSETS	482,164,359	207,672,845	3,246,800,949	5,982,877,387

NET ASSETS
Beginning of period	788,178,697	580,505,852	19,722,002,492	13,739,125,105

End of period	$1,270,343,056	$788,178,697	$22,968,803,441	$19,722,002,492

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,968,694	$(567,842)	$157,002,528	$(2,601,796)

SHARES ISSUED AND REDEEMED
Shares sold	5,050,000	2,900,000	38,600,000	57,100,000
Shares redeemed	(300,000)	(950,000)	(9,300,000)	(10,700,000)

Net increase in shares outstanding	4,750,000	1,950,000	29,300,000	46,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$101.05	$99.23	$100.46	$101.37	$103.03	$102.63

Income from investment operations:
Net investment income (loss)[a]	0.93	0.60	(0.53)	0.34	0.13	0.58
Net realized and unrealized gain (loss)[b]	(0.48)	1.93	(0.70)	(0.51)	(1.16)	0.71

Total from investment operations	0.45	2.53	(1.23)	(0.17)	(1.03)	1.29

Less distributions from:
Net investment income	(0.28)	(0.56)	—	(0.53)	(0.21)	(0.87)
Return of capital	—	(0.15)	—	(0.21)	(0.42)	(0.02)

Total distributions	(0.28)	(0.71)	—	(0.74)	(0.63)	(0.89)

Net asset value, end of period	$101.22	$101.05	$99.23	$100.46	$101.37	$103.03

Total return	0.45%[c]	2.56%	(1.22)%	(0.18)%	(1.01)%	1.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,270,343	$788,179	$580,506	$502,317	$633,589	$417,261
Ratio of expenses to average net assets[d]	0.10%	0.10%	0.10%	0.16%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	0.17%	0.20%	0.20%	n/a	n/a
Ratio of net investment income (loss) to average net assets[d]	1.86%	0.60%	(0.53)%	0.34%	0.13%	0.57%
Portfolio turnover rate[e]	11%[c]	42%	25%	25%	23%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$115.74	$110.80	$113.01	$112.98	$122.64	$116.13

Income from investment operations:
Net investment income[a]	1.23	1.38	0.33	1.67	1.69	2.46
Net realized and unrealized gain (loss)[b]	(1.55)	4.99	(2.11)	0.37	(9.51)	6.56

Total from investment operations	(0.32)	6.37	(1.78)	2.04	(7.82)	9.02

Less distributions from:
Net investment income	(0.40)	(1.43)	(0.43)	(2.01)	(1.84)	(2.51)

Total distributions	(0.40)	(1.43)	(0.43)	(2.01)	(1.84)	(2.51)

Net asset value, end of period	$115.02	$115.74	$110.80	$113.01	$112.98	$122.64

Total return	(0.28)%[c]	5.75%	(1.58)%	1.80%	(6.44)%	7.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,968,803	$19,722,002	$13,739,125	$12,283,725	$13,806,525	$22,823,956
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.18%	1.21%	0.29%	1.48%	1.43%	2.06%
Portfolio turnover rate[e]	13%[c]	24%	41%	47%	47%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Inflation-indexed public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond periodically and is accounted for as interest income in the statements of operations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
TIPS Bond	$9,450

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$162,196,698	$26,392,894
TIPS Bond	26,392,894	162,196,698

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$181,273,606	$100,704,388
TIPS Bond	3,191,857,759	2,865,549,337

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$491,534,130	$28,576,509
TIPS Bond	4,050,186,666	1,021,722,017

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2019	Total
0-5 Year TIPS Bond	$3,017,929	$—	$21,603	$3,039,532
TIPS Bond	117,049,470	528,715	—	117,578,185

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Notes:

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1001-0417

APRIL 30, 2017

2017 SEMI- ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
➢	iShares International Treasury Bond ETF | IGOV | NASDAQ

Fund Performance Overview

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2017

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -1.67%, net of fees, while the total return for the Index was -1.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.92)%	(4.82)%	(4.88)%	(4.92)%	(4.82)%	(4.88)%
5 Years	(3.78)%	(4.04)%	(3.47)%	(17.54)%	(18.63)%	(16.17)%
Since Inception	(1.18)%	(1.17)%	(0.79)%	(9.37)%	(9.30)%	(6.35)%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$983.30	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	27.85%
Aa	25.85
A	28.00
Baa	13.50
Ba	3.82
Not Rated	0.98

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/17

Country	Percentage of Total Investments [2]

Japan	23.16%
Italy	9.05
France	8.89
Germany	7.30
Ireland	4.84
Austria	4.79
United Kingdom	4.73
Canada	4.61
Belgium	4.47
Spain	4.45

TOTAL	76.29%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2017

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P/Citigroup International Treasury Bond Ex-US Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -2.73%, net of fees, while the total return for the Index was -2.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.97)%	(5.08)%	(4.64)%	(4.97)%	(5.08)%	(4.64)%
5 Years	(0.58)%	(0.64)%	(0.23)%	(2.85)%	(3.16)%	(1.13)%
Since Inception	1.49%	1.51%	1.92%	13.03%	13.18%	17.05%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.70	$1.71	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	26.53%
Aa	25.52
A	27.85
Baa	11.83
Ba	4.79
Not Rated	3.48

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/17

Country	Percentage of Total Investments [2]

Japan	23.18%
France	7.29
Italy	7.02
United Kingdom	5.39
Austria	4.93
Germany	4.89
Belgium	4.89
Spain	4.82
Portugal	4.79
Ireland	4.78

TOTAL	71.98%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.66%

AUSTRALIA — 4.26%
Australia Government Bond
2.75%, 10/21/19[a]	AUD	1,550	$1,187,543
5.25%, 03/15/19[a]	AUD	2,215	1,765,401
5.50%, 01/21/18[a]	AUD	115	88,464

			3,041,408
AUSTRIA — 4.67%
Republic of Austria Government Bond
0.25%, 10/18/19[b]	EUR	800	888,705
1.15%, 10/19/18[b]	EUR	880	982,894
1.95%, 06/18/19[b]	EUR	654	750,969
4.35%, 03/15/19[b]	EUR	600	714,224
4.65%, 01/15/18[b]	EUR	2	2,259

			3,339,051
BELGIUM — 4.36%
Belgium Government Bond
3.00%, 09/28/19[a]	EUR	900	1,065,236
Kingdom of Belgium Government Bond
1.25%, 06/22/18[a]	EUR	780	867,494
4.00%, 03/28/19	EUR	1,000	1,185,137

			3,117,867
CANADA — 4.51%
Canadian Government Bond
0.50%, 08/01/18	CAD	100	72,985
0.50%, 02/01/19	CAD	160	116,632
1.25%, 02/01/18	CAD	370	271,889
1.25%, 03/01/18	CAD	440	323,456
1.25%, 09/01/18	CAD	40	29,480
1.50%, 03/01/20	CAD	640	477,558
1.75%, 03/01/19	CAD	690	514,341
1.75%, 09/01/19	CAD	715	535,392
3.75%, 06/01/19	CAD	787	611,503
4.25%, 06/01/18	CAD	349	265,122

			3,218,358
DENMARK — 3.66%
Denmark Government Bond
0.25%, 11/15/18	DKK	6,387	947,364
4.00%, 11/15/19	DKK	10,215	1,670,519

			2,617,883

Security	Principal (000s)		Value
FINLAND — 2.91%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	830	$926,356
4.38%, 07/04/19[b]	EUR	951	1,148,864

			2,075,220
FRANCE — 8.68%
French Republic Government Bond OAT
0.00%, 02/25/19[a]	EUR	350	384,923
0.50%, 11/25/19[a]	EUR	480	536,529
1.00%, 11/25/18[a]	EUR	826	921,388
1.00%, 05/25/19[a]	EUR	590	662,995
3.50%, 04/25/20[a]	EUR	400	487,619
3.75%, 10/25/19[a]	EUR	930	1,121,135
4.25%, 10/25/18[a]	EUR	914	1,066,364
4.25%, 04/25/19[a]	EUR	600	715,721
8.50%, 10/25/19[a]	EUR	230	306,902

			6,203,576
GERMANY — 7.13%
Bundesobligation
0.25%, 04/13/18[a]	EUR	476	523,321
0.50%, 02/23/18[a]	EUR	2	2,200
0.50%, 04/12/19[a]	EUR	700	781,165
1.00%, 02/22/19[a]	EUR	600	674,454
Bundesrepublik Deutschland
3.50%, 07/04/19[a]	EUR	580	690,449
3.75%, 01/04/19[a]	EUR	900	1,055,112
4.00%, 01/04/18[a]	EUR	4	4,496
4.25%, 07/04/18[a]	EUR	1,182	1,363,859

			5,095,056
IRELAND — 4.73%
Ireland Government Bond
4.40%, 06/18/19	EUR	1,100	1,322,780
4.50%, 04/18/20	EUR	1,500	1,869,013
5.90%, 10/18/19	EUR	150	188,896

			3,380,689
ITALY — 8.84%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	162,528
0.25%, 05/15/18	EUR	290	317,385
0.30%, 10/15/18	EUR	200	219,034
1.05%, 12/01/19	EUR	980	1,088,754
1.50%, 08/01/19	EUR	350	392,456

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
2.50%, 05/01/19	EUR	390	$445,147
3.50%, 06/01/18	EUR	420	475,496
3.50%, 12/01/18	EUR	700	804,720
4.25%, 02/01/19[a]	EUR	900	1,052,442
4.25%, 09/01/19	EUR	560	667,024
4.50%, 08/01/18	EUR	600	691,324

			6,316,310
JAPAN — 22.62%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	62,750	566,551
0.10%, 09/20/19	JPY	130,000	1,174,478
0.10%, 12/20/19	JPY	235,000	2,124,656
0.10%, 03/20/20	JPY	127,000	1,149,061
0.20%, 09/20/18	JPY	173,950	1,569,405
0.20%, 12/20/18	JPY	222,000	2,005,289
0.20%, 06/20/19	JPY	67,500	610,734
0.20%, 09/20/19	JPY	140,000	1,267,825
0.30%, 06/20/18	JPY	108,000	974,538
0.30%, 09/20/18	JPY	80,000	722,770
0.40%, 03/20/18	JPY	162,450	1,464,892
0.40%, 06/20/18	JPY	198,900	1,796,809
Japan Government Ten Year Bond
1.30%, 12/20/18	JPY	3,500	32,179
1.30%, 12/20/19	JPY	75,000	699,471

			16,158,658
NETHERLANDS — 4.27%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	255	279,458
0.25%, 01/15/20	EUR	610	680,671
1.25%, 01/15/19[b]	EUR	90	101,264
4.00%, 07/15/18[b]	EUR	850	977,756
4.00%, 07/15/19[b]	EUR	839	1,008,148

			3,047,297
NORWAY — 1.67%
Norway Government Bond
4.50%, 05/22/19[b]	NOK	9,500	1,195,916

			1,195,916
PORTUGAL — 3.73%
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/18[b]	EUR	1,050	1,201,951
4.75%, 06/14/19[b]	EUR	1,232	1,465,240

			2,667,191

Security	Principal or Shares (000s)		Value
SPAIN — 4.34%
Spain Government Bond
0.25%, 01/31/19	EUR	200	$219,666
1.40%, 01/31/20	EUR	530	602,128
2.75%, 04/30/19	EUR	230	265,554
3.75%, 10/31/18	EUR	550	635,951
4.10%, 07/30/18[b]	EUR	4	4,593
4.30%, 10/31/19[b]	EUR	450	544,722
4.50%, 01/31/18	EUR	265	299,018
4.60%, 07/30/19[b]	EUR	440	531,076

			3,102,708
SWEDEN — 1.81%
Sweden Government Bond Series 1052
4.25%, 03/12/19	SEK	10,455	1,289,247

			1,289,247
SWITZERLAND — 0.85%
Swiss Confederation Government Bond
3.00%, 05/12/19[a]	CHF	560	606,936

			606,936
UNITED KINGDOM — 4.62%
United Kingdom Gilt
1.25%, 07/22/18[a]	GBP	740	971,499
1.75%, 07/22/19[a]	GBP	250	335,493
3.75%, 09/07/19[a]	GBP	1,000	1,406,044
4.50%, 03/07/19[a]	GBP	420	588,209

			3,301,245

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $69,878,680)			69,774,616

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]		5	4,833

			4,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,833)			4,833

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 97.67%
(Cost: $69,883,513)[e]	$69,779,449
Other Assets, Less Liabilities — 2.33%	1,664,996

NET ASSETS — 100.00%	$71,444,445

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $69,934,365. Net unrealized depreciation was $154,916, of which $1,094,086 represented gross unrealized appreciation on securities and $1,249,002 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$69,774,616	$—	$69,774,616
Money market funds	4,833	—	—	4,833

Total	$4,833	$69,774,616	$—	$69,779,449

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.41%

AUSTRALIA — 4.49%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,850	$1,375,719
2.25%, 05/21/28[a]	AUD	810	580,135
2.75%, 10/21/19[a]	AUD	1,235	946,204
2.75%, 04/21/24[a]	AUD	4,950	3,793,514
2.75%, 11/21/27[a]	AUD	859	648,332
2.75%, 06/21/35[a]	AUD	691	488,533
3.25%, 04/21/25[a]	AUD	3,578	2,828,434
3.25%, 04/21/29[a]	AUD	1,446	1,135,644
3.25%, 06/21/39[a]	AUD	904	667,876
3.75%, 04/21/37[a]	AUD	1,021	823,402
4.25%, 04/21/26[a]	AUD	2,400	2,041,953
4.50%, 04/15/20[a]	AUD	2,128	1,714,282
4.50%, 04/21/33[a]	AUD	1,455	1,296,312
4.75%, 04/21/27[a]	AUD	638	567,401
5.25%, 03/15/19[a]	AUD	3,672	2,926,661
5.50%, 04/21/23[a]	AUD	1,885	1,666,670
5.75%, 05/15/21[a]	AUD	1,987	1,703,168
5.75%, 07/15/22[a]	AUD	1,916	1,688,033

			26,892,273
AUSTRIA — 4.81%
Republic of Austria Government Bond
0.00%, 07/15/23[b]	EUR	370	403,016
0.25%, 10/18/19[b]	EUR	28	31,105
0.75%, 10/20/26[b]	EUR	1,440	1,605,177
1.15%, 10/19/18[b]	EUR	875	977,309
1.20%, 10/20/25[b]	EUR	1,221	1,426,790
1.50%, 02/20/47[b]	EUR	360	395,597
1.65%, 10/21/24[b]	EUR	1,035	1,249,953
1.75%, 10/20/23[b]	EUR	1,311	1,591,107
1.95%, 06/18/19[b]	EUR	1,025	1,176,977
2.40%, 05/23/34[b]	EUR	910	1,210,235
3.15%, 06/20/44[b]	EUR	862	1,318,092
3.40%, 11/22/22[b]	EUR	1,526	1,991,501
3.50%, 09/15/21[b]	EUR	2,376	3,025,632
3.65%, 04/20/22[b]	EUR	1,100	1,431,195
3.80%, 01/26/62[b]	EUR	427	788,884
3.90%, 07/15/20[b]	EUR	1,848	2,297,871
4.15%, 03/15/37[b]	EUR	1,646	2,757,101
4.35%, 03/15/19[b]	EUR	1,123	1,336,791
4.65%, 01/15/18[b]	EUR	1,483	1,675,010

Security	Principal (000s)		Value
4.85%, 03/15/26[b]	EUR	290	$441,214
6.25%, 07/15/27	EUR	966	1,661,034

			28,791,591
BELGIUM — 4.76%
Kingdom of Belgium Government Bond
0.20%, 10/22/23[b]	EUR	20	21,947
0.50%, 10/22/24[b]	EUR	220	243,008
0.80%, 06/22/25[b]	EUR	1,115	1,248,161
0.80%, 06/22/27[b]	EUR	570	621,976
1.00%, 06/22/26[b]	EUR	1,047	1,180,772
1.00%, 06/22/31[b]	EUR	440	471,414
1.25%, 06/22/18[a]	EUR	375	417,064
1.60%, 06/22/47[b]	EUR	428	448,368
2.15%, 06/22/66[b]	EUR	240	266,332
2.25%, 06/22/23[a]	EUR	850	1,055,706
2.60%, 06/22/24[b]	EUR	1,125	1,430,736
3.00%, 09/28/19[a]	EUR	794	939,858
3.00%, 06/22/34[b]	EUR	625	866,829
3.75%, 09/28/20[b]	EUR	1,592	1,986,261
3.75%, 06/22/45[a]	EUR	740	1,181,044
4.00%, 03/28/18[b]	EUR	17	19,364
4.00%, 03/28/19	EUR	785	929,922
4.00%, 03/28/22	EUR	1,287	1,698,338
4.00%, 03/28/32[a]	EUR	274	417,045
4.25%, 09/28/21[b]	EUR	1,766	2,316,789
4.25%, 09/28/22[a]	EUR	1,185	1,600,023
4.25%, 03/28/41[b]	EUR	1,556	2,622,965
4.50%, 03/28/26[b]	EUR	615	904,974
5.00%, 03/28/35[b]	EUR	1,915	3,354,927
5.50%, 03/28/28	EUR	1,406	2,297,674

			28,541,497
CANADA — 4.48%
Canada Government International Bond
2.75%, 12/01/64	CAD	305	264,525
Canadian Government Bond
0.25%, 05/01/18	CAD	1,650	1,201,965
0.50%, 08/01/18	CAD	330	240,849
0.50%, 03/01/22	CAD	306	218,517
0.75%, 09/01/20	CAD	627	456,963
0.75%, 03/01/21	CAD	2,313	1,682,133
0.75%, 09/01/21	CAD	2,170	1,573,446
1.00%, 06/01/27	CAD	838	581,875
1.25%, 08/01/17	CAD	420	307,734

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.25%, 02/01/18	CAD	1,650	$1,212,478
1.25%, 03/01/18	CAD	825	606,480
1.25%, 09/01/18	CAD	960	707,518
1.50%, 09/01/17	CAD	500	366,810
1.50%, 03/01/20	CAD	905	675,297
1.50%, 06/01/23	CAD	1,230	917,653
1.50%, 06/01/26	CAD	308	226,312
1.75%, 09/01/19	CAD	1,475	1,104,481
2.25%, 06/01/25	CAD	485	379,268
2.50%, 06/01/24	CAD	568	450,406
2.75%, 06/01/22	CAD	1,288	1,021,408
2.75%, 12/01/48	CAD	1,016	842,493
3.25%, 06/01/21	CAD	1,591	1,272,070
3.50%, 06/01/20	CAD	1,815	1,435,939
3.50%, 12/01/45	CAD	1,410	1,315,530
3.75%, 06/01/19	CAD	1,191	925,414
4.00%, 06/01/17	CAD	991	726,902
4.00%, 06/01/41	CAD	1,250	1,225,239
4.25%, 06/01/18	CAD	579	439,843
5.00%, 06/01/37	CAD	1,428	1,537,633
5.75%, 06/01/29	CAD	910	955,973
5.75%, 06/01/33	CAD	1,350	1,503,412
8.00%, 06/01/27	CAD	370	433,166
9.00%, 06/01/25	CAD	20	23,198

			26,832,930
DENMARK — 3.90%
Denmark Government Bond
1.50%, 11/15/23	DKK	21,666	3,482,313
1.75%, 11/15/25	DKK	21,765	3,579,568
3.00%, 11/15/21	DKK	24,755	4,167,383
4.00%, 11/15/19	DKK	14,833	2,425,700
4.50%, 11/15/39	DKK	37,802	9,357,821
7.00%, 11/10/24	DKK	1,470	327,056

			23,339,841
FINLAND — 4.18%
Finland Government Bond
0.00%, 04/15/22[b]	EUR	333	366,540
0.00%, 09/15/23[b]	EUR	325	353,268
0.38%, 09/15/20[b]	EUR	1,948	2,182,141
0.50%, 04/15/26[b]	EUR	1,769	1,942,254
0.75%, 04/15/31[b]	EUR	1,553	1,672,790
0.88%, 09/15/25[b]	EUR	1,063	1,210,778
1.13%, 09/15/18[b]	EUR	585	652,914

Security	Principal (000s)		Value
1.50%, 04/15/23[b]	EUR	70	$83,374
1.63%, 09/15/22[b]	EUR	1,180	1,408,278
2.00%, 04/15/24[b]	EUR	1,340	1,651,704
2.63%, 07/04/42[b]	EUR	835	1,206,146
2.75%, 07/04/28[b]	EUR	1,542	2,069,498
3.38%, 04/15/20[b]	EUR	3,345	4,067,007
3.50%, 04/15/21[b]	EUR	1,819	2,288,631
3.88%, 09/15/17[b]	EUR	611	676,297
4.00%, 07/04/25[b]	EUR	1,550	2,203,036
4.38%, 07/04/19[b]	EUR	810	978,528

			25,013,184
FRANCE — 7.10%
France Government Bond OAT
0.50%, 11/25/19[a]	EUR	820	916,570
1.00%, 05/25/19[a]	EUR	125	140,465
French Republic Government Bond OAT
0.00%, 02/25/20[a]	EUR	340	375,169
0.00%, 05/25/20[a]	EUR	90	99,418
0.00%, 05/25/21[a]	EUR	550	606,379
0.25%, 11/25/20[a]	EUR	205	228,429
0.25%, 11/25/26[a]	EUR	480	497,618
0.50%, 05/25/25[a]	EUR	437	476,176
0.50%, 05/25/26[a]	EUR	546	584,908
1.00%, 05/25/18[a]	EUR	380	420,538
1.00%, 11/25/18[a]	EUR	500	557,741
1.00%, 11/25/25[a]	EUR	300	338,040
1.25%, 05/25/36[b]	EUR	293	305,655
1.50%, 05/25/31[a]	EUR	687	777,316
1.75%, 05/25/23[a]	EUR	2,480	2,973,526
1.75%, 11/25/24[a]	EUR	1,171	1,405,742
1.75%, 05/25/66[b]	EUR	180	178,054
2.25%, 10/25/22[a]	EUR	463	567,345
2.25%, 05/25/24[a]	EUR	985	1,221,644
2.50%, 10/25/20[a]	EUR	866	1,038,912
2.50%, 05/25/30[a]	EUR	958	1,219,674
2.75%, 10/25/27[a]	EUR	669	864,166
3.00%, 04/25/22[a]	EUR	1,730	2,180,078
3.25%, 10/25/21[a]	EUR	1,200	1,512,526
3.25%, 05/25/45[a]	EUR	767	1,099,707
3.50%, 04/25/20[a]	EUR	1,080	1,317,119
3.50%, 04/25/26[a]	EUR	1,104	1,503,277
3.75%, 10/25/19[a]	EUR	1,485	1,790,200
3.75%, 04/25/21[a]	EUR	1,320	1,672,316

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
4.00%, 10/25/38[a]	EUR	917	$1,449,917
4.00%, 04/25/55[a]	EUR	468	788,611
4.00%, 04/25/60[a]	EUR	367	630,080
4.25%, 10/25/17[a]	EUR	12	13,368
4.25%, 10/25/18[a]	EUR	1,949	2,273,699
4.25%, 04/25/19[a]	EUR	150	178,930
4.25%, 10/25/23[a]	EUR	1,065	1,467,977
4.50%, 04/25/41[a]	EUR	977	1,666,137
4.75%, 04/25/35[a]	EUR	834	1,396,433
5.50%, 04/25/29[a]	EUR	970	1,597,340
5.75%, 10/25/32[a]	EUR	938	1,672,999
6.00%, 10/25/25[a]	EUR	1,023	1,623,927
8.50%, 10/25/19[a]	EUR	250	333,589
8.50%, 04/25/23[a]	EUR	335	548,639
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	7	7,211

			42,517,565
GERMANY — 4.76%
Bundesobligation
0.00%, 04/17/20[a]	EUR	770	855,692
0.00%, 04/09/21[a]	EUR	300	333,843
0.00%, 10/08/21[a]	EUR	1,330	1,479,725
0.25%, 10/11/19[a]	EUR	475	529,730
0.25%, 10/16/20[a]	EUR	500	560,808
0.50%, 04/12/19[a]	EUR	518	578,062
Bundesrepublik Deutschland
0.00%, 08/15/26[a]	EUR	4	4,259
0.50%, 02/15/25[a]	EUR	4	4,526
0.50%, 02/15/26[a]	EUR	567	636,569
1.00%, 08/15/24[a]	EUR	885	1,039,593
1.50%, 09/04/22[a]	EUR	105	125,723
1.50%, 02/15/23[a]	EUR	855	1,027,403
1.50%, 05/15/23[a]	EUR	1,141	1,374,833
1.50%, 05/15/24[a]	EUR	591	716,746
1.75%, 07/04/22[a]	EUR	174	210,445
1.75%, 02/15/24[a]	EUR	1,025	1,260,804
2.00%, 01/04/22[a]	EUR	555	674,527
2.00%, 08/15/23[a]	EUR	653	811,033
2.25%, 09/04/20[a]	EUR	621	741,675
2.25%, 09/04/21[a]	EUR	478	583,546
2.50%, 01/04/21[a]	EUR	740	898,478
2.50%, 07/04/44[a]	EUR	471	685,283
2.50%, 08/15/46[a]	EUR	566	831,927

Security	Principal (000s)		Value
3.00%, 07/04/20[a]	EUR	325	$395,496
3.25%, 01/04/20[a]	EUR	1,507	1,817,341
3.25%, 07/04/21[a]	EUR	375	473,640
3.25%, 07/04/42[a]	EUR	450	733,806
3.50%, 07/04/19[a]	EUR	681	810,518
3.75%, 01/04/19[a]	EUR	33	39,012
4.00%, 01/04/37[a]	EUR	689	1,183,914
4.25%, 07/04/39[a]	EUR	434	791,395
4.75%, 07/04/28[a]	EUR	364	585,457
4.75%, 07/04/34[a]	EUR	741	1,334,511
4.75%, 07/04/40[a]	EUR	278	544,096
5.50%, 01/04/31[a]	EUR	517	932,511
5.63%, 01/04/28[a]	EUR	415	701,965
6.25%, 01/04/24[a]	EUR	235	365,996
6.25%, 01/04/30[a]	EUR	275	512,796
6.50%, 07/04/27[a]	EUR	300	529,481
Bundesschatzanweisungen
0.00%, 09/14/18[a]	EUR	750	825,284

			28,542,449
IRELAND — 4.66%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	1,080	1,225,296
1.00%, 05/15/26[a]	EUR	1,700	1,876,382
1.70%, 05/15/37[a]	EUR	180	194,804
2.00%, 02/18/45[a]	EUR	1,536	1,688,751
2.40%, 05/15/30[a]	EUR	2,438	3,005,049
3.40%, 03/18/24[a]	EUR	2,458	3,221,067
3.90%, 03/20/23[a]	EUR	208	275,883
4.40%, 06/18/19	EUR	1,034	1,243,123
4.50%, 10/18/18	EUR	1,201	1,403,756
4.50%, 04/18/20	EUR	3,238	4,034,490
5.00%, 10/18/20	EUR	2,156	2,782,609
5.40%, 03/13/25	EUR	3,193	4,746,103
5.90%, 10/18/19	EUR	1,742	2,193,361

			27,890,674
ITALY — 6.84%
Italy Buoni Poliennali Del Tesoro
0.45%, 06/01/21	EUR	170	183,867
0.65%, 11/01/20	EUR	42	46,103
0.65%, 10/15/23	EUR	116	120,111
0.70%, 05/01/20	EUR	102	112,204
0.75%, 01/15/18	EUR	84	92,143
0.95%, 03/15/23	EUR	1,130	1,208,358

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.05%, 12/01/19	EUR	979	$1,087,644
1.15%, 05/15/17	EUR	83	90,424
1.25%, 12/01/26	EUR	50	50,433
1.35%, 04/15/22	EUR	543	600,960
1.45%, 09/15/22	EUR	790	874,918
1.50%, 08/01/19	EUR	2,800	3,139,649
1.50%, 06/01/25	EUR	600	634,912
1.60%, 06/01/26	EUR	270	282,585
1.65%, 03/01/32[b]	EUR	776	754,629
2.00%, 12/01/25	EUR	550	599,491
2.15%, 12/15/21	EUR	446	513,976
2.25%, 09/01/36[b]	EUR	50	49,637
2.50%, 05/01/19	EUR	347	396,066
2.50%, 12/01/24	EUR	595	679,320
2.70%, 03/01/47[b]	EUR	420	404,651
2.80%, 03/01/67[b]	EUR	140	126,883
3.25%, 09/01/46[b]	EUR	475	512,477
3.50%, 11/01/17	EUR	45	49,933
3.50%, 06/01/18	EUR	94	106,420
3.50%, 12/01/18	EUR	425	488,580
3.50%, 03/01/30[b]	EUR	1,620	1,953,378
3.75%, 03/01/21	EUR	449	548,655
3.75%, 05/01/21	EUR	450	550,278
3.75%, 08/01/21[a]	EUR	651	798,540
3.75%, 09/01/24	EUR	748	925,218
4.00%, 09/01/20	EUR	466	567,276
4.00%, 02/01/37[a]	EUR	663	831,479
4.25%, 02/01/19[a]	EUR	570	666,546
4.25%, 09/01/19	EUR	1,414	1,684,236
4.25%, 03/01/20	EUR	550	665,138
4.50%, 02/01/18	EUR	69	77,852
4.50%, 08/01/18	EUR	192	221,224
4.50%, 03/01/19	EUR	423	498,211
4.50%, 02/01/20[a]	EUR	489	593,717
4.50%, 05/01/23	EUR	647	831,158
4.50%, 03/01/24	EUR	657	847,807
4.50%, 03/01/26[a]	EUR	459	598,276
4.75%, 06/01/17	EUR	105	114,794
4.75%, 09/01/21	EUR	524	667,005
4.75%, 08/01/23[b]	EUR	470	614,602
4.75%, 09/01/28[b]	EUR	372	498,094
4.75%, 09/01/44[b]	EUR	449	612,202
5.00%, 03/01/22	EUR	739	956,663
5.00%, 03/01/25[b]	EUR	479	641,407

Security	Principal (000s)		Value
5.00%, 08/01/34[a]	EUR	727	$1,021,270
5.00%, 08/01/39[a]	EUR	476	671,862
5.00%, 09/01/40[a]	EUR	542	757,760
5.25%, 08/01/17[a]	EUR	65	71,772
5.25%, 11/01/29	EUR	1,084	1,530,180
5.50%, 09/01/22	EUR	438	584,826
5.50%, 11/01/22	EUR	507	678,133
5.75%, 02/01/33	EUR	401	603,723
6.00%, 05/01/31	EUR	1,006	1,531,864
6.50%, 11/01/27	EUR	1,204	1,823,081
7.25%, 11/01/26	EUR	435	682,403
9.00%, 11/01/23	EUR	251	400,608
Italy Certificati di Credito del Tesoro
0.00%, 03/28/18	EUR	400	436,538

			40,964,150
JAPAN — 22.58%
Japan Government Five Year Bond
0.10%, 03/20/18	JPY	62,450	561,652
0.10%, 06/20/19	JPY	16,450	148,522
0.10%, 09/20/19	JPY	28,300	255,675
0.10%, 12/20/19	JPY	17,950	162,288
0.10%, 03/20/20	JPY	36,400	329,337
0.10%, 06/20/20	JPY	21,350	193,282
0.10%, 09/20/20	JPY	26,900	243,664
0.10%, 12/20/20	JPY	154,900	1,404,105
0.10%, 03/20/21	JPY	74,400	674,746
0.10%, 06/20/21	JPY	99,950	906,920
0.10%, 09/20/21	JPY	84,850	770,272
0.20%, 06/20/17	JPY	1,900	17,053
0.20%, 09/20/18	JPY	106,200	958,153
0.20%, 12/20/18	JPY	73,850	667,075
0.20%, 03/20/19	JPY	121,950	1,102,692
0.20%, 06/20/19	JPY	73,750	667,283
0.20%, 09/20/19	JPY	63,850	578,219
0.30%, 03/20/18	JPY	33,000	297,311
0.30%, 06/20/18	JPY	80,500	726,392
0.30%, 09/20/18	JPY	52,000	469,801
0.40%, 03/20/18	JPY	8,200	73,943
0.40%, 06/20/18	JPY	36,300	327,924
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	9,050	67,739
1.40%, 03/20/55	JPY	38,650	403,108
1.70%, 03/20/54	JPY	36,850	415,905

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.90%, 03/20/53	JPY	34,950	$413,145
2.00%, 03/20/52	JPY	58,000	700,147
2.20%, 03/20/49	JPY	40,550	505,342
2.20%, 03/20/50	JPY	32,650	408,703
2.20%, 03/20/51	JPY	57,200	719,015
2.40%, 03/20/48	JPY	20,950	270,102
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	559,009
0.10%, 06/20/26	JPY	75,000	680,214
0.10%, 09/20/26	JPY	122,450	1,109,849
0.30%, 12/20/24	JPY	77,450	715,087
0.30%, 12/20/25	JPY	71,550	660,786
0.40%, 03/20/25	JPY	74,300	691,376
0.40%, 06/20/25	JPY	101,600	945,335
0.40%, 09/20/25	JPY	42,150	392,456
0.50%, 09/20/24	JPY	71,350	668,406
0.50%, 12/20/24	JPY	50,400	472,282
0.60%, 03/20/23	JPY	64,100	600,103
0.60%, 09/20/23	JPY	19,350	181,691
0.60%, 12/20/23	JPY	145,550	1,368,603
0.60%, 03/20/24	JPY	80,700	759,870
0.60%, 06/20/24	JPY	79,050	745,362
0.70%, 12/20/22	JPY	67,550	634,905
0.80%, 09/20/20	JPY	101,150	937,709
0.80%, 06/20/22	JPY	173,950	1,637,209
0.80%, 09/20/22	JPY	79,700	751,670
0.80%, 12/20/22	JPY	136,950	1,294,176
0.80%, 06/20/23	JPY	138,100	1,310,135
0.80%, 09/20/23	JPY	35,050	333,156
0.90%, 03/20/22	JPY	86,500	816,462
0.90%, 06/20/22	JPY	81,100	767,071
1.00%, 09/20/20	JPY	203,900	1,902,725
1.00%, 09/20/21	JPY	140,050	1,321,058
1.00%, 12/20/21	JPY	135,650	1,282,840
1.00%, 03/20/22	JPY	155,800	1,477,451
1.10%, 06/20/20	JPY	77,450	722,945
1.10%, 03/20/21	JPY	37,350	351,835
1.10%, 06/20/21	JPY	51,450	485,962
1.10%, 09/20/21	JPY	77,750	736,480
1.10%, 12/20/21	JPY	87,550	831,627
1.20%, 12/20/20	JPY	311,850	2,938,893
1.20%, 06/20/21	JPY	123,400	1,170,169
1.30%, 03/20/18	JPY	33,700	306,287
1.30%, 12/20/18	JPY	166,100	1,527,131

Security	Principal (000s)		Value
1.30%, 03/20/19	JPY	96,500	$890,489
1.30%, 09/20/19	JPY	33,200	308,548
1.30%, 12/20/19	JPY	53,550	499,422
1.30%, 03/20/20	JPY	34,050	318,604
1.30%, 06/20/20	JPY	63,500	596,326
1.30%, 03/20/21	JPY	198,800	1,886,629
1.40%, 03/20/18	JPY	5,200	47,302
1.40%, 12/20/18	JPY	138,100	1,271,729
1.40%, 06/20/19	JPY	60,200	558,515
1.40%, 09/20/19	JPY	82,300	766,637
1.40%, 03/20/20	JPY	70,850	664,784
1.50%, 12/20/17	JPY	7,350	66,633
1.50%, 06/20/18	JPY	40,050	366,274
1.50%, 09/20/18	JPY	95,050	872,964
1.50%, 03/20/19	JPY	55,800	516,807
1.50%, 06/20/19	JPY	93,700	871,207
1.70%, 09/20/17	JPY	50	452
1.70%, 03/20/18	JPY	60,600	552,690
1.70%, 06/20/18	JPY	26,000	238,310
1.80%, 06/20/17	JPY	50	450
1.80%, 06/20/18	JPY	26,550	243,623
1.90%, 06/20/17	JPY	50	450
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	23,450	184,861
0.50%, 09/20/46	JPY	50,600	421,532
0.80%, 03/20/46	JPY	51,750	468,647
1.10%, 03/20/33	JPY	16,750	167,978
1.40%, 09/20/45	JPY	23,100	241,295
1.40%, 12/20/45	JPY	38,250	399,486
1.50%, 12/20/44	JPY	34,850	372,279
1.50%, 03/20/45	JPY	55,850	596,624
1.60%, 06/20/45	JPY	25,650	279,771
1.70%, 06/20/33	JPY	4,050	44,025
1.70%, 12/20/43	JPY	72,350	802,873
1.70%, 03/20/44	JPY	53,550	594,464
1.70%, 06/20/44	JPY	43,850	486,968
1.70%, 09/20/44	JPY	54,200	602,813
1.80%, 11/22/32	JPY	4,000	43,950
1.80%, 03/20/43	JPY	72,950	824,825
1.80%, 09/20/43	JPY	65,950	745,720
1.90%, 09/20/42	JPY	146,900	1,687,828
1.90%, 06/20/43	JPY	42,100	484,768
2.00%, 12/20/33	JPY	7,650	86,565
2.00%, 09/20/40	JPY	101,800	1,179,088

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
2.00%, 09/20/41	JPY	97,500	$1,135,179
2.00%, 03/20/42	JPY	88,900	1,038,129
2.10%, 09/20/33	JPY	15,550	177,883
2.20%, 09/20/39	JPY	77,000	916,118
2.20%, 03/20/41	JPY	86,500	1,038,598
2.30%, 05/20/32	JPY	4,800	55,864
2.30%, 03/20/35	JPY	27,200	321,652
2.30%, 06/20/35	JPY	20,050	237,249
2.30%, 12/20/35	JPY	5,950	70,538
2.30%, 12/20/36	JPY	18,550	220,759
2.30%, 03/20/39	JPY	89,800	1,082,007
2.30%, 03/20/40	JPY	104,250	1,264,009
2.40%, 11/20/31	JPY	6,600	77,411
2.40%, 03/20/34	JPY	29,900	356,169
2.40%, 12/20/34	JPY	38,000	454,336
2.40%, 03/20/37	JPY	51,250	618,857
2.40%, 09/20/38	JPY	79,200	965,718
2.50%, 06/20/34	JPY	25,500	307,766
2.50%, 09/20/34	JPY	34,700	419,606
2.50%, 09/20/35	JPY	7,550	91,855
2.50%, 03/20/36	JPY	29,800	363,030
2.50%, 06/20/36	JPY	30,200	368,444
2.50%, 09/20/36	JPY	36,900	450,824
2.50%, 09/20/37	JPY	38,250	469,672
2.50%, 03/20/38	JPY	67,700	834,641
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	57,600	486,683
0.40%, 03/20/36	JPY	55,000	484,056
0.50%, 09/20/36	JPY	93,550	834,078
0.60%, 12/20/36	JPY	103,200	934,836
0.80%, 06/20/23	JPY	8,850	83,985
1.00%, 03/20/23	JPY	22,500	215,430
1.00%, 12/20/35	JPY	111,000	1,086,211
1.20%, 12/20/34	JPY	81,450	824,942
1.20%, 03/20/35	JPY	73,050	739,734
1.20%, 09/20/35	JPY	76,850	777,221
1.30%, 06/20/35	JPY	61,300	629,877
1.40%, 12/20/22	JPY	19,000	185,306
1.40%, 09/20/34	JPY	96,000	1,002,027
1.50%, 06/20/32	JPY	39,900	422,266
1.50%, 03/20/33	JPY	46,400	491,231
1.50%, 03/20/34	JPY	72,350	766,201
1.50%, 06/20/34	JPY	85,000	899,923

Security	Principal (000s)		Value
1.60%, 06/20/30	JPY	43,800	$465,415
1.60%, 03/20/32	JPY	5,700	61,040
1.60%, 06/20/32	JPY	5,650	60,532
1.60%, 03/20/33	JPY	57,100	612,733
1.60%, 12/20/33	JPY	48,850	524,348
1.70%, 12/20/22	JPY	21,000	208,022
1.70%, 09/20/31	JPY	49,400	534,257
1.70%, 12/20/31	JPY	48,250	522,573
1.70%, 03/20/32	JPY	44,300	480,099
1.70%, 06/20/32	JPY	61,750	670,115
1.70%, 09/20/32	JPY	109,450	1,188,417
1.70%, 12/20/32	JPY	70,050	760,948
1.70%, 06/20/33	JPY	80,350	873,434
1.70%, 09/20/33	JPY	81,600	887,249
1.80%, 06/20/30	JPY	50,100	543,913
1.80%, 09/20/30	JPY	37,850	411,722
1.80%, 06/20/31	JPY	31,800	347,541
1.80%, 09/20/31	JPY	59,000	645,454
1.80%, 12/20/31	JPY	51,100	559,927
1.80%, 03/20/32	JPY	46,750	512,665
1.80%, 12/20/32	JPY	16,950	186,401
1.90%, 03/22/21	JPY	1,950	18,918
1.90%, 06/20/22	JPY	15,000	148,800
1.90%, 09/20/23	JPY	25,000	253,429
1.90%, 03/20/24	JPY	18,050	184,496
1.90%, 03/20/25	JPY	14,500	150,331
1.90%, 06/20/25	JPY	19,200	199,756
1.90%, 12/20/28	JPY	63,050	683,900
1.90%, 03/20/29	JPY	47,350	514,559
1.90%, 09/20/30	JPY	46,200	507,972
1.90%, 03/20/31	JPY	34,950	385,532
1.90%, 06/20/31	JPY	59,400	656,496
2.00%, 06/21/21	JPY	2,650	25,922
2.00%, 03/21/22	JPY	100	992
2.00%, 12/20/24	JPY	23,300	242,333
2.00%, 03/20/25	JPY	7,050	73,593
2.00%, 06/20/25	JPY	13,800	144,586
2.00%, 09/20/25	JPY	20,650	217,141
2.00%, 12/20/25	JPY	29,450	310,764
2.00%, 03/20/27	JPY	17,350	186,226
2.00%, 06/20/30	JPY	43,700	484,514
2.00%, 12/20/30	JPY	41,450	461,610
2.00%, 03/20/31	JPY	40,550	452,522
2.10%, 12/20/21	JPY	41,850	415,061

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
2.10%, 03/20/24	JPY	36,900	$381,761
2.10%, 09/20/24	JPY	28,400	296,155
2.10%, 03/20/25	JPY	14,900	156,595
2.10%, 06/20/25	JPY	14,150	149,292
2.10%, 09/20/25	JPY	18,850	199,637
2.10%, 12/20/25	JPY	25,000	265,749
2.10%, 03/20/26	JPY	9,600	102,458
2.10%, 12/20/26	JPY	89,850	969,142
2.10%, 03/20/27	JPY	77,900	843,035
2.10%, 06/20/27	JPY	9,100	98,809
2.10%, 09/20/27	JPY	30,300	330,079
2.10%, 12/20/27	JPY	73,850	807,043
2.10%, 06/20/28	JPY	18,450	202,748
2.10%, 09/20/28	JPY	54,750	603,453
2.10%, 12/20/28	JPY	43,000	475,311
2.10%, 03/20/29	JPY	46,500	515,121
2.10%, 06/20/29	JPY	55,850	620,423
2.10%, 09/20/29	JPY	74,900	833,791
2.10%, 12/20/29	JPY	59,950	669,104
2.10%, 03/20/30	JPY	71,700	801,738
2.10%, 12/20/30	JPY	69,050	777,217
2.20%, 06/22/20	JPY	1,200	11,576
2.20%, 09/21/20	JPY	71,850	696,752
2.20%, 12/20/21	JPY	800	7,968
2.20%, 03/20/24	JPY	14,750	153,519
2.20%, 06/20/24	JPY	30,750	321,447
2.20%, 03/20/26	JPY	10,700	115,002
2.20%, 06/20/26	JPY	17,050	184,029
2.20%, 09/20/26	JPY	66,000	715,023
2.20%, 09/20/27	JPY	28,350	311,471
2.20%, 03/20/28	JPY	50,000	552,629
2.20%, 09/20/28	JPY	47,600	529,467
2.20%, 06/20/29	JPY	24,450	274,234
2.20%, 12/20/29	JPY	26,800	302,102
2.20%, 03/20/30	JPY	41,700	471,008
2.20%, 03/20/31	JPY	40,600	462,928
2.30%, 09/20/18	JPY	3,150	29,240
2.30%, 06/20/26	JPY	36,300	394,783
2.30%, 09/20/26	JPY	2,900	31,662
2.30%, 06/20/27	JPY	24,000	264,952
2.30%, 06/20/28	JPY	16,250	181,795
2.40%, 03/20/20	JPY	1,100	10,609
2.40%, 06/20/24	JPY	50,000	529,124
2.40%, 03/20/28	JPY	26,500	298,035
2.40%, 06/20/28	JPY	50,000	564,327

Security	Principal (000s)		Value
2.50%, 03/20/20	JPY	1,150	$11,121
2.50%, 12/21/20	JPY	119,000	1,172,108
2.60%, 03/20/18	JPY	40,000	367,668
2.90%, 09/20/19	JPY	550	5,300
Japan Government Two Year Bond
0.00%, 05/15/17	JPY	50	449
0.10%, 06/15/17	JPY	50	449
0.10%, 07/15/17	JPY	300	2,693
0.10%, 08/15/17	JPY	1,750	15,711
0.10%, 12/15/17	JPY	500	4,493
0.10%, 01/15/18	JPY	300	2,696
0.10%, 02/15/18	JPY	85,900	772,221
0.10%, 05/15/18	JPY	500	4,500
0.10%, 06/15/18	JPY	500	4,501
0.10%, 11/15/18	JPY	61,500	554,399
0.10%, 02/15/19	JPY	47,750	430,829
0.10%, 03/15/19	JPY	75,050	677,248

			135,298,353
NETHERLANDS — 4.38%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	642	703,577
0.00%, 01/15/22[b]	EUR	1,024	1,132,393
0.25%, 01/15/20	EUR	480	535,610
0.25%, 07/15/25[b]	EUR	1,100	1,199,315
0.50%, 07/15/26[b]	EUR	1,100	1,210,238
0.75%, 07/15/27[b]	EUR	450	500,029
1.25%, 01/15/18[b]	EUR	6	6,473
1.25%, 01/15/19[b]	EUR	1,475	1,659,599
1.75%, 07/15/23[b]	EUR	1,918	2,331,709
2.00%, 07/15/24[b]	EUR	315	391,241
2.25%, 07/15/22[b]	EUR	1,283	1,583,138
2.50%, 01/15/33[b]	EUR	1,201	1,638,498
2.75%, 01/15/47[b]	EUR	990	1,505,680
3.25%, 07/15/21[b]	EUR	1,075	1,355,367
3.50%, 07/15/20[b]	EUR	96	118,415
3.75%, 01/15/23	EUR	826	1,104,687
3.75%, 01/15/42[b]	EUR	1,376	2,378,988
4.00%, 07/15/18[b]	EUR	1,455	1,673,688
4.00%, 07/15/19[b]	EUR	1,502	1,804,524
4.00%, 01/15/37[b]	EUR	284	483,291
4.50%, 07/15/17[b]	EUR	24	26,824
5.50%, 01/15/28	EUR	1,145	1,896,566
7.50%, 01/15/23[b]	EUR	654	1,027,387

			26,267,237

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
NORWAY — 1.60%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	6,616	$770,006
1.75%, 03/13/25[b]	NOK	11,610	1,385,803
2.00%, 05/24/23[b]	NOK	15,836	1,930,666
3.00%, 03/14/24[b]	NOK	14,110	1,825,831
3.75%, 05/25/21[b]	NOK	17,306	2,242,927
4.50%, 05/22/19[b]	NOK	11,407	1,435,980

			9,591,213
PORTUGAL — 4.66%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	980	1,078,798
2.88%, 10/15/25[b]	EUR	3,145	3,386,082
2.88%, 07/21/26[b]	EUR	1,893	2,002,395
3.85%, 04/15/21[b]	EUR	2,986	3,582,702
3.88%, 02/15/30[b]	EUR	1,338	1,452,549
4.10%, 04/15/37[b]	EUR	2,386	2,619,668
4.10%, 02/15/45[b]	EUR	350	370,120
4.45%, 06/15/18[b]	EUR	435	497,951
4.75%, 06/14/19[b]	EUR	2,895	3,443,077
4.80%, 06/15/20[b]	EUR	3,911	4,797,418
4.95%, 10/25/23[b]	EUR	562	699,714
5.65%, 02/15/24[b]	EUR	3,126	4,003,388

			27,933,862
SPAIN — 4.69%
Spain Government Bond
0.25%, 04/30/18	EUR	150	164,250
0.25%, 01/31/19	EUR	804	883,058
0.75%, 07/30/21	EUR	647	721,868
1.15%, 07/30/20	EUR	710	803,856
1.30%, 10/31/26[b]	EUR	675	720,697
1.40%, 01/31/20	EUR	434	493,063
1.60%, 04/30/25[b]	EUR	1,529	1,706,521
1.95%, 04/30/26[b]	EUR	450	509,388
1.95%, 07/30/30[b]	EUR	237	255,053
2.15%, 10/31/25[b]	EUR	646	745,082
2.75%, 04/30/19	EUR	871	1,005,640
2.75%, 10/31/24[b]	EUR	800	969,788
2.90%, 10/31/46[b]	EUR	320	345,661
3.45%, 07/30/66[b]	EUR	160	180,608
3.75%, 10/31/18	EUR	125	144,534
3.80%, 04/30/24[b]	EUR	303	392,088
4.00%, 04/30/20[b]	EUR	2,161	2,641,596

Security	Principal (000s)		Value
4.10%, 07/30/18[b]	EUR	640	$734,917
4.20%, 01/31/37[b]	EUR	995	1,361,879
4.30%, 10/31/19[b]	EUR	652	789,241
4.40%, 10/31/23[b]	EUR	577	769,430
4.60%, 07/30/19[b]	EUR	689	831,617
4.65%, 07/30/25[b]	EUR	995	1,362,811
4.70%, 07/30/41[b]	EUR	558	818,270
4.80%, 01/31/24[b]	EUR	397	541,846
4.85%, 10/31/20[b]	EUR	494	629,351
4.90%, 07/30/40[b]	EUR	591	885,925
5.15%, 10/31/28[b]	EUR	380	556,202
5.15%, 10/31/44[b]	EUR	135	209,922
5.40%, 01/31/23[b]	EUR	609	841,713
5.50%, 07/30/17[b]	EUR	244	269,442
5.50%, 04/30/21[b]	EUR	716	948,335
5.75%, 07/30/32	EUR	601	957,176
5.85%, 01/31/22[b]	EUR	756	1,037,393
5.90%, 07/30/26[b]	EUR	400	600,273
6.00%, 01/31/29	EUR	818	1,280,496

			28,108,990

SWEDEN — 3.01%
Sweden Government Bond
1.00%, 11/12/26	SEK	18,300	2,145,726
1.50%, 11/13/23	SEK	32,250	3,954,825
2.50%, 05/12/25	SEK	21,140	2,787,554
3.50%, 06/01/22	SEK	30,795	4,111,356
3.50%, 03/30/39	SEK	7,695	1,181,598
4.25%, 03/12/19	SEK	7,380	910,056
5.00%, 12/01/20	SEK	22,040	2,970,325

			18,061,440

SWITZERLAND — 1.26%
Swiss Confederation Government Bond
1.50%, 04/30/42[a]	CHF	20	25,868
2.00%, 04/28/21[a]	CHF	606	673,772
2.25%, 07/06/20[a]	CHF	1,142	1,257,578
3.00%, 05/12/19[a]	CHF	816	884,392
4.00%, 02/11/23[a]	CHF	1,340	1,696,405
4.00%, 04/08/28[a]	CHF	2,082	3,016,893

			7,554,908

UNITED KINGDOM — 5.25%
United Kingdom Gilt
1.50%, 01/22/21[a]	GBP	1,775	2,402,165

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.50%, 07/22/47[a]	GBP	240	$295,421
1.75%, 07/22/19[a]	GBP	350	469,690
1.75%, 09/07/22[a]	GBP	2,322	3,207,299
2.00%, 07/22/20[a]	GBP	1,000	1,369,236
2.00%, 09/07/25[a]	GBP	738	1,040,666
2.25%, 09/07/23[a]	GBP	88	125,493
2.50%, 07/22/65[a]	GBP	37	63,067
2.75%, 09/07/24[a]	GBP	467	690,586
3.25%, 01/22/44[a]	GBP	653	1,112,227
3.50%, 01/22/45[a]	GBP	768	1,373,373
3.50%, 07/22/68[a]	GBP	625	1,360,678
3.75%, 09/07/19[a]	GBP	170	239,027
3.75%, 09/07/20[a]	GBP	772	1,118,471
3.75%, 09/07/21[a]	GBP	414	616,382
3.75%, 07/22/52[a]	GBP	618	1,250,418
4.00%, 03/07/22[a]	GBP	425	646,904
4.00%, 01/22/60[a]	GBP	457	1,038,519
4.25%, 12/07/27[a]	GBP	444	756,345
4.25%, 06/07/32[a]	GBP	540	962,295
4.25%, 03/07/36[a]	GBP	765	1,408,470
4.25%, 09/07/39[a]	GBP	225	427,233
4.25%, 12/07/40[a]	GBP	452	869,545
4.25%, 12/07/46[a]	GBP	460	941,520
4.25%, 12/07/49[a]	GBP	450	955,733
4.25%, 12/07/55[a]	GBP	657	1,499,128
4.50%, 09/07/34[a]	GBP	739	1,380,639
4.50%, 12/07/42[a]	GBP	538	1,094,034
4.75%, 03/07/20[a]	GBP	190	278,342
4.75%, 12/07/30[a]	GBP	496	914,184
4.75%, 12/07/38[a]	GBP	128	258,120
5.00%, 03/07/18[a]	GBP	157	211,648
5.00%, 03/07/25[a]	GBP	383	654,198
6.00%, 12/07/28[a]	GBP	55	108,672
8.00%, 06/07/21[a]	GBP	171	291,579

			31,431,307

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $608,138,171)			583,573,464

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	285	$284,627

		284,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,627)		284,627

TOTAL INVESTMENTS IN SECURITIES — 97.46%
(Cost: $608,422,798)[e]		583,858,091
Other Assets, Less Liabilities — 2.54%		15,261,468

NET ASSETS — 100.00%		$599,119,559

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $610,477,985. Net unrealized depreciation was $26,619,894, of which $6,473,389 represented gross unrealized appreciation on securities and $33,093,283 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$583,573,464	$—	$583,573,464
Money market funds	284,627	—	—	284,627

Total	$284,627	$583,573,464	$—	$583,858,091

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$69,878,680	$608,138,171
Affiliated (Note 2)	4,833	284,627

Total cost of investments	$69,883,513	$608,422,798

Investments in securities, at fair value (Note 1):
Unaffiliated	$69,774,616	$583,573,464
Affiliated (Note 2)	4,833	284,627

Total fair value of investments	69,779,449	583,858,091
Foreign currency, at value[a]	1,005,030	7,150,572
Receivables:
Investment securities sold	2,316,698	6,900,187
Dividends and interest	864,512	5,775,535

Total Assets	73,965,689	603,684,385

LIABILITIES
Payables:
Investment securities purchased	2,513,708	—
Securities related to in-kind transactions (Note 4)	—	4,392,223
Investment advisory fees (Note 2)	7,536	172,603

Total Liabilities	2,521,244	4,564,826

NET ASSETS	$71,444,445	$599,119,559

Net assets consist of:
Paid-in capital	$80,793,927	$648,218,481
Undistributed net investment income (accumulated net investment loss)	(10,732)	1,165,239
Accumulated net realized loss	(9,239,837)	(25,821,478)
Net unrealized depreciation	(98,913)	(24,442,683)

NET ASSETS	$71,444,445	$599,119,559

Shares outstanding[b]	900,000	6,450,000

Net asset value per share	$79.38	$92.89

[a]	Cost of foreign currency: $990,289 and $7,056,258, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$84	$1,158
Interest — unaffiliated	(10,816)	3,728,243

Total investment income	(10,732)	3,729,401

EXPENSES
Investment advisory fees (Note 2)	134,285	1,133,472

Total expenses	134,285	1,133,472
Less investment advisory fees waived (Note 2)	(134,285)	—

Net expenses	—	1,133,472

Net investment income (loss)	(10,732)	2,595,929

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(407,998)	(2,681,357)
In-kind redemptions — unaffiliated	(326,077)	(10,033,077)
Foreign currency transactions	(46,291)	(836,644)
Realized gain distributions from affiliated funds	3	1

Net realized loss	(780,363)	(13,551,077)

Net change in unrealized appreciation/depreciation on:
Investments	(903,054)	(14,562,329)
Translation of assets and liabilities in foreign currencies	32,535	444,178

Net change in unrealized appreciation/depreciation	(870,519)	(14,118,151)

Net realized and unrealized loss	(1,650,882)	(27,669,228)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,661,614)	$(25,073,299)

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(10,732)	$6,036	$2,595,929	$5,977,894
Net realized loss	(780,363)	(9,198,524)	(13,551,077)	(6,839,619)
Net change in unrealized appreciation/depreciation	(870,519)	12,585,867	(14,118,151)	29,526,518

Net increase (decrease) in net assets resulting from operations	(1,661,614)	3,393,379	(25,073,299)	28,664,793

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(4,499,596)	(903,675)

Total distributions to shareholders	—	—	(4,499,596)	(903,675)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	86,859,957	378,066,141
Cost of shares redeemed	(11,651,979)	(44,958,639)	(231,871,451)	(114,546,823)

Net increase (decrease) in net assets from capital share transactions	(11,651,979)	(44,958,639)	(145,011,494)	263,519,318

INCREASE (DECREASE) IN NET ASSETS	(13,313,593)	(41,565,260)	(174,584,389)	291,280,436

NET ASSETS
Beginning of period	84,758,038	126,323,298	773,703,948	482,423,512

End of period	$71,444,445	$84,758,038	$599,119,559	$773,703,948

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(10,732)	$—	$1,165,239	$3,068,906

SHARES ISSUED AND REDEEMED
Shares sold	—	—	950,000	3,950,000
Shares redeemed	(150,000)	(550,000)	(2,550,000)	(1,200,000)

Net increase (decrease) in shares outstanding	(150,000)	(550,000)	(1,600,000)	2,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$80.72	$78.95	$88.12	$95.66	$97.55	$104.25

Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.00 [b]	0.15	0.55	0.98	2.28
Net realized and unrealized gain (loss)[c]	(1.33)	1.77	(9.12)	(7.77)	(2.23)	(6.05)

Total from investment operations	(1.34)	1.77	(8.97)	(7.22)	(1.25)	(3.77)

Less distributions from:
Net investment income	—	—	(0.20)	(0.32)	(0.33)	(2.93)
Return of capital	—	—	(0.00)[b]	—	(0.31)	—

Total distributions	—	—	(0.20)	(0.32)	(0.64)	(2.93)

Net asset value, end of period	$79.38	$80.72	$78.95	$88.12	$95.66	$97.55

Total return	(1.67)%[d]	2.24%	(10.19)%	(7.57)%	(1.29)%	(3.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,444	$84,758	$126,323	$167,421	$167,413	$185,345
Ratio of expenses to average net assets[e]	0.00%	0.20%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to waived fees[e]	0.35%	0.35%	n/a	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets[e]	(0.03)%	0.01%	0.19%	0.58%	1.04%	2.36%
Portfolio turnover rate[f]	26%[d]	53%	53%	51%	74%	100%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$96.11	$91.02	$98.48	$101.81	$102.72	$104.49

Income from investment operations:
Net investment income[a]	0.36	0.90	1.28	1.69	2.01	2.91
Net realized and unrealized gain (loss)[b]	(2.99)	4.32	(8.49)	(3.32)	(1.43)	(1.63)

Total from investment operations	(2.63)	5.22	(7.21)	(1.63)	0.58	1.28

Less distributions from:
Net investment income	(0.59)	(0.13)	—	(1.70)	(1.49)	(3.05)
Return of capital	—	—	(0.25)	—	—	—

Total distributions	(0.59)	(0.13)	(0.25)	(1.70)	(1.49)	(3.05)

Net asset value, end of period	$92.89	$96.11	$91.02	$98.48	$101.81	$102.72

Total return	(2.73)%[c]	5.73%	(7.33)%	(1.65)%	0.58%	1.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$599,120	$773,704	$482,424	$536,703	$458,160	$349,251
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	0.80%	0.93%	1.38%	1.65%	2.01%	2.93%
Portfolio turnover rate[e]	6%[c]	9%	10%	28%	13%	48%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

For the six months ended April 30, 2017, BFA has voluntarily waived a portion of its investment advisory fees for the iShares 1-3 Year International Treasury Bond ETF in the amount of $134,285.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$702,953	$—
International Treasury Bond	—	702,892

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$19,811,850	$19,657,016
International Treasury Bond	36,416,935	41,690,038

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$—	$11,533,003
International Treasury Bond	81,985,166	200,827,633

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
1-3 Year International Treasury Bond	$8,289,712	$1,262	$117,648	$8,408,622
International Treasury Bond	10,093,317	66,505	55,392	10,215,214

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Treasury Bond	$0.289492	$—	$0.295794	$0.585286	49%	—%	51%	100%

SUPPLEMENTAL INFORMATION	33

Notes:

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
➢	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
➢	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
➢	iShares Convertible Bond ETF | ICVT | BATS
➢	iShares Floating Rate Bond ETF | FLOT | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 4.42%, net of fees, while the total return for the Index was 4.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.41%	10.77%	10.62%	10.41%	10.77%	10.62%
Since Inception	3.66%	3.79%	3.94%	13.60%	14.07%	14.67%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.20	$1.52	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments[1]

Consumer Non-Cyclical	16.83%
Communications	16.57
Consumer Cyclical	14.70
Financial	14.53
Energy	14.07
Basic Materials	8.72
Industrial	8.08
Technology	3.80
Utilities	1.99
Diversified	0.71

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

A	0.12%
Baa	0.33
Ba	41.60
B	34.60
Caa	20.53
Ca	0.92
Not Rated	1.90

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.52%, net of fees, while the total return for the Index was 0.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.46%	1.40%	1.59%	1.46%	1.40%	1.59%
Since Inception	1.76%	1.81%	1.93%	6.39%	6.55%	7.00%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.20	$0.40	$1,000.00	$1,024.40	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments[1]

Financial	43.68%
Consumer Non-Cyclical	15.57
Energy	8.28
Communications	7.77
Consumer Cyclical	7.71
Technology	6.85
Industrial	5.42
Utilities	2.91
Basic Materials	1.81

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	2.05%
Aa	16.68
A	41.23
Baa	38.63
Ba	1.10
Not Rated	0.31

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® AAA - A RATED CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.28%, net of fees, while the total return for the Index was -0.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.37%	0.75%	1.60%	1.37%	0.75%	1.60%
5 Years	3.27%	3.14%	3.43%	17.44%	16.73%	18.36%
Since Inception	3.19%	3.18%	3.42%	17.78%	17.70%	19.15%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.20	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments*

Financial	38.60%
Consumer Non-Cyclical	17.80
Technology	11.08
Energy	7.91
Industrial	7.44
Consumer Cyclical	6.05
Communications	5.32
Utilities	4.19
Basic Materials	1.61

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

1-5 Years	42.21%
5-10 Years	28.87
10-15 Years	1.90
15-20 Years	4.44
More than 20 Years	22.58

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CONVERTIBLE BOND ETF

Performance as of April 30, 2017

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg Barclays U.S. Convertible Cash Pay Bond>$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 11.43%, net of fees, while the total return for the Index was 11.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.15%	21.66%	21.17%	20.15%	21.66%	21.17%
Since Inception	5.15%	6.20%	5.78%	10.10%	12.22%	11.34%

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.30	$1.05	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments*

Technology	32.48%
Communications	25.86
Consumer Non-Cyclical	16.31
Financial	7.87
Energy	5.42
Industrial	5.11
Consumer Cyclical	4.79
Basic Materials	1.79
Utilities	0.37

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

0-1 Year	7.55%
1-5 Years	47.74
5-10 Years	21.40
10-15 Years	1.81
15-20 Years	7.77
More than 20 Years	13.73

TOTAL	100.00%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FLOATING RATE BOND ETF

Performance as of April 30, 2017

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg Barclays US Floating Rate Note<5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.89%, net of fees, while the total return for the Index was 1.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.81%	1.87%	2.02%	1.81%	1.87%	2.02%
5 Years	1.12%	1.08%	1.30%	5.74%	5.52%	6.67%
Since Inception	0.99%	0.99%	1.18%	5.94%	5.98%	7.16%

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.90	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments[1]

Financial	57.47%
Foreign Government Obligations	16.14
Consumer Cyclical	6.54
Energy	5.00
Communications	4.77
Consumer Non-Cyclical	4.31
Technology	3.81
Industrial	1.82
Basic Materials	0.08
Utilities	0.06

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	16.10%
Aa	24.62
A	43.33
Baa	15.55
Not Rated	0.40

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.53%

ADVERTISING — 0.22%
Affinion Group Inc.
7.88%, 12/15/18 (Call 05/30/17)	$2,115	$2,072,700
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/30/17)	2,950	3,064,312

		5,137,012
AEROSPACE & DEFENSE — 1.41%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 05/29/17)[a,b]	2,800	2,814,000
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	6,725	7,190,706
5.72%, 02/23/19	4,100	4,335,340
5.87%, 02/23/22	3,500	3,792,639
6.15%, 08/15/20[a]	5,500	6,007,807
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/30/17)	2,382	2,393,910
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	1,950	2,095,031
TransDigm Inc.
5.50%, 10/15/20 (Call 05/30/17)[a]	3,047	3,106,232
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/30/17)[a]	1,950	1,903,070

		33,638,735
AGRICULTURE — 0.14%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[a]	3,841	3,305,373

		3,305,373
AIRLINES — 0.91%
Air Canada
7.75%, 04/15/21[a,b]	2,175	2,460,478

Security	Principal (000s)	Value
Allegiant Travel Co.
5.50%, 07/15/19	$2,720	$2,806,700
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	2,890	2,927,931
5.50%, 10/01/19[b]	4,200	4,376,400
6.13%, 06/01/18[a]	2,795	2,887,319
Continental Airlines Inc. Pass Through Trust Series 2012-3, Class C
6.13%, 04/29/18	2,324	2,396,121
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[a,b]	1,650	1,722,903
8.50%, 11/15/19[b]	2,025	2,128,137

		21,705,989
APPAREL — 0.13%
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/15/17)[a]	3,100	3,197,650

		3,197,650
AUTO MANUFACTURERS — 1.07%
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[b]	1,500	1,537,500
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	8,045	8,256,181
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[b]	1,900	1,928,500
4.13%, 12/15/18[b]	3,150	3,217,594
4.25%, 11/15/19[a,b]	2,425	2,497,580
Navistar International Corp.
8.25%, 11/01/21 (Call 05/30/17)	8,045	8,150,390

		25,587,745
AUTO PARTS & EQUIPMENT — 0.85%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 05/30/17)[a]	2,585	2,652,971
Dana Inc.
5.38%, 09/15/21 (Call 05/30/17)[a]	2,260	2,347,100

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/24/17)[b]	$3,250	$3,319,299
Titan International Inc.
6.88%, 10/01/20 (Call 05/30/17)	2,242	2,301,787
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	5,365	5,563,207
4.50%, 04/29/22[b]	4,000	4,200,000

		20,384,364
BANKS — 0.32%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 05/30/17)[a,b]	2,535	2,592,038
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	2,045	2,089,193
Royal Bank of Scotland NV (The)
4.65%, 06/04/18	2,840	2,905,035

		7,586,266
BEVERAGES — 0.09%
DS Services of America Inc.
10.00%, 09/01/21 (Call 09/01/17)[b]	2,056	2,205,346

		2,205,346
BUILDING MATERIALS — 0.52%
Euramax International Inc.
12.00%, 08/15/20 (Call 02/15/18)[a,b]	1,725	1,892,526
Griffon Corp.
5.25%, 03/01/22 (Call 05/30/17)[a]	3,956	4,045,010
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	3,470	3,619,282
USG Corp.
8.25%, 01/15/18[a]	2,725	2,857,844

		12,414,662
CHEMICALS — 2.73%
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[a]	3,570	3,619,088

Security	Principal (000s)	Value
CF Industries Inc.
6.88%, 05/01/18	$4,400	$4,583,370
7.13%, 05/01/20	4,300	4,691,341
Chemtura Corp.
5.75%, 07/15/21 (Call 05/30/17)[a]	2,475	2,560,728
Hexion Inc.
6.63%, 04/15/20 (Call 05/30/17)[a]	7,970	7,471,875
10.38%, 02/01/22 (Call 02/01/19)[a,b]	2,440	2,488,800
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/30/17)	2,800	2,181,500
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	3,595	3,779,244
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 05/30/17)	5,200	5,167,500
MPM Escrow LLC
8.88%, 10/15/20[c]	4,400	—
Perstorp Holding AB
11.00%, 09/30/21 (Call 11/18/18)[a,b]	2,100	2,226,000
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	6,150	6,326,812
10.38%, 05/01/21 (Call 05/01/18)[b]	2,700	2,990,250
Rain CII Carbon LLC/CII Carbon Corp.
8.25%, 01/15/21 (Call 05/30/17)[b]	579	599,989
TPC Group Inc.
8.75%, 12/15/20 (Call 05/30/17)[a,b]	4,270	3,974,150
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/30/17)	4,844	4,915,263
7.50%, 03/15/22 (Call 03/15/18)[a,b]	3,350	3,511,358

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	$3,892	$4,179,035

		65,266,303
COAL — 0.33%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 05/30/17)	1,600	1,552,000
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	5,600	4,221,000
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	225	229,500
Westmoreland Coal Co.
8.75%, 01/01/22 (Call 01/01/18)[b]	2,000	1,850,714

		7,853,214
COMMERCIAL SERVICES — 3.31%
ADT Corp. (The)
6.25%, 10/15/21	5,300	5,803,659
APX Group Inc.
6.38%, 12/01/19 (Call 05/30/17)[a]	2,325	2,406,375
8.75%, 12/01/20 (Call 05/30/17)[a]	5,230	5,426,125
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 05/30/17)[a,b]	2,700	2,862,000
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	2,980	2,423,112
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/30/17)[a,b]	2,360	2,483,551
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/08/17)[b]	2,219	2,385,750
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 05/29/17)[b]	4,600	3,335,000
Graham Holdings Co.
7.25%, 02/01/19	2,275	2,438,516

Security	Principal (000s)	Value
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/30/17)[a]	$3,850	$3,583,344
6.75%, 04/15/19 (Call 05/30/17)[a]	2,470	2,463,825
7.38%, 01/15/21 (Call 05/30/17)[a]	2,720	2,618,000
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 05/30/17)[b]	2,710	2,245,912
Laureate Education Inc.
10.00%, 09/01/19 (Call 05/30/17)[b]	6,923	7,269,150
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/30/17)[a]	3,145	3,027,062
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 05/30/17)[a,b]	3,850	3,990,658
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/30/17)	4,516	4,599,772
5.00%, 04/15/22 (Call 05/30/17)[b]	10,000	10,275,000
RR Donnelley & Sons Co.
7.63%, 06/15/20[a]	1,970	2,149,411
7.88%, 03/15/21[a]	2,730	2,929,205
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	2,625	2,710,312
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[b]	1,428	1,417,290
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 05/30/17)	247	236,503

		79,079,532
COMPUTERS — 2.19%
Dell Inc.
4.63%, 04/01/21[a]	1,925	1,978,499
5.65%, 04/15/18	2,330	2,404,605
5.88%, 06/15/19[a]	2,875	3,046,730

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	$8,205	$8,697,300
EMC Corp.
1.88%, 06/01/18	12,150	12,089,250
2.65%, 06/01/20	10,327	10,107,551
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	1,975	2,113,250
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 05/30/17)[b]	3,865	3,729,725
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	2,554	2,671,759
NCR Corp.
4.63%, 02/15/21 (Call 05/30/17)[a]	2,820	2,887,777
5.88%, 12/15/21 (Call 12/15/17)	2,500	2,613,920

		52,340,366
COSMETICS & PERSONAL CARE — 0.49%
Avon Products Inc.
6.60%, 03/15/20	2,220	2,258,850
Edgewell Personal Care Co.
4.70%, 05/19/21	3,400	3,609,667
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/30/17)[a,b]	3,315	3,251,211
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/30/17)[a]	2,692	2,676,913

		11,796,641
DISTRIBUTION & WHOLESALE — 0.56%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 05/30/17)[b]	959	981,776
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	5,230	5,380,363
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	6,725	7,101,322

		13,463,461

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 10.69%
Aircastle Ltd.
4.63%, 12/15/18[a]	$2,370	$2,451,670
5.13%, 03/15/21[a]	2,615	2,790,060
5.50%, 02/15/22	2,700	2,925,708
6.25%, 12/01/19[a]	2,953	3,200,018
Ally Financial Inc.
3.25%, 02/13/18	3,150	3,170,672
3.25%, 11/05/18[a]	3,960	3,989,700
3.50%, 01/27/19[a]	4,336	4,390,200
3.60%, 05/21/18	5,320	5,393,682
3.75%, 11/18/19	4,240	4,313,734
4.13%, 03/30/20	3,850	3,937,443
4.13%, 02/13/22	3,500	3,516,095
4.25%, 04/15/21[a]	3,450	3,520,482
4.75%, 09/10/18[a]	4,170	4,291,749
6.25%, 12/01/17	4,790	4,906,842
7.50%, 09/15/20	2,570	2,897,058
8.00%, 12/31/18[a]	2,560	2,769,200
8.00%, 03/15/20[a]	5,234	5,907,374
CIT Group Inc.
3.88%, 02/19/19	5,660	5,808,575
4.25%, 08/15/17	8,130	8,191,933
5.00%, 05/15/18 (Call 05/04/17)[b]	4,020	4,043,200
5.25%, 03/15/18	7,879	8,122,517
5.38%, 05/15/20	4,195	4,514,869
5.50%, 02/15/19[b]	9,095	9,606,594
6.63%, 04/01/18[b]	3,845	4,016,981
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	2,700	2,754,000
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[a,b]	3,110	3,358,800
Fly Leasing Ltd.
6.75%, 12/15/20 (Call 05/30/17)[a]	2,070	2,172,465
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 05/30/17)	6,760	6,840,275
5.88%, 02/01/22 (Call 08/01/17)	7,073	7,269,187

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.00%, 08/01/20 (Call 05/30/17)	$8,890	$9,201,150
6.25%, 02/01/22 (Call 02/01/19)[b]	4,195	4,362,800
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	3,664	3,210,921
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 05/30/17)[a,b]	3,100	3,193,000
7.50%, 04/15/21 (Call 10/15/17)[b]	2,050	2,114,063
KCG Holdings Inc.
6.88%, 03/15/20 (Call 05/30/17)[a,b]	2,650	2,756,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a,b]	2,345	2,403,625
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a,b]	1,465	1,554,731
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/30/17)	2,520	2,545,200
6.50%, 07/01/21 (Call 05/30/17)[a]	3,300	3,346,500
7.88%, 10/01/20 (Call 05/30/17)	2,585	2,679,740
9.63%, 05/01/19 (Call 05/30/17)	750	771,563
Navient Corp.
4.63%, 09/25/17	2,218	2,240,180
4.88%, 06/17/19[a]	5,355	5,522,344
5.00%, 10/26/20	2,795	2,843,913
5.50%, 01/15/19	5,870	6,104,800
5.88%, 03/25/21	2,580	2,670,300
6.63%, 07/26/21[a]	3,910	4,144,600
7.25%, 01/25/22[a]	4,000	4,260,000
8.00%, 03/25/20	7,883	8,691,007
8.45%, 06/15/18	8,935	9,538,112

Security	Principal (000s)	Value
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/30/17)	$2,325	$2,397,316
NFP Corp.
9.00%, 07/15/21 (Call 05/30/17)[a,b]	3,425	3,621,937
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[b]	1,800	1,713,800
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 05/30/17)[b]	3,895	4,089,750
7.25%, 12/15/21 (Call 12/15/17)[b]	4,325	4,491,862
Springleaf Finance Corp.
5.25%, 12/15/19[a]	3,743	3,793,063
6.90%, 12/15/17	5,840	5,989,650
7.75%, 10/01/21[a]	3,300	3,547,500
8.25%, 12/15/20[a]	5,255	5,735,249
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 05/30/17)[a,b]	3,574	3,359,560
Transworld Systems Inc.
9.50%, 08/15/21 (Call 08/15/17)[a,b]	1,750	1,257,813

		255,223,132
ELECTRIC — 1.70%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	4,725	5,374,687
8.00%, 06/01/20	2,730	3,153,150
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	4,125	4,393,125
Dynegy Inc.
6.75%, 11/01/19 (Call 05/30/17)	11,100	11,249,651
GenOn Energy Inc.
7.88%, 06/15/17	2,420	1,664,790
9.50%, 10/15/18	1,708	1,051,479
9.88%, 10/15/20 (Call 05/30/17)[a]	1,200	744,000
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	2,160	2,193,750

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.00%, 05/01/18 (Call 04/01/18)	$1,975	$2,030,557
NRG Energy Inc.
7.88%, 05/15/21 (Call 05/30/17)[a]	660	676,500
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	3,650	2,842,529
4.63%, 07/15/19 (Call 04/15/19)[a,b]	1,134	1,116,990
6.50%, 05/01/18	2,160	2,197,800
9.50%, 07/15/22 (Call 07/15/20)[b]	2,000	1,849,600

		40,538,608
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/30/17)[a]	2,675	2,763,609

		2,763,609
ELECTRONICS — 0.16%
Kemet Corp.
10.50%, 05/01/18 (Call 05/30/17)	1,796	1,802,735
Sanmina Corp.
4.38%, 06/01/19[a,b]	1,905	1,954,666

		3,757,401
ENGINEERING & CONSTRUCTION — 0.08%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 05/30/17)[a,b]	1,910	1,973,340

		1,973,340
ENTERTAINMENT — 2.50%
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 05/30/17)	2,150	2,249,438
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 05/15/17)	2,550	2,617,610
Churchill Downs Inc.
5.38%, 12/15/21 (Call 05/30/17)	2,375	2,472,969

Security	Principal (000s)	Value
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	$3,105	$3,185,909
4.38%, 04/15/21	2,370	2,479,316
4.88%, 11/01/20 (Call 08/01/20)[a]	5,610	5,974,650
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 05/26/17)[b]	2,350	2,458,260
International Game Technology
7.50%, 06/15/19[a]	2,650	2,899,431
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	3,000	3,166,803
6.25%, 02/15/22 (Call 08/15/21)[b]	7,500	8,198,204
Isle of Capri Casinos Inc.
5.88%, 03/15/21 (Call 05/30/17)	2,475	2,551,885
8.88%, 06/15/20 (Call 05/30/17)	2,753	2,838,241
Mood Media Corp.
9.25%, 10/15/20 (Call 05/29/17)[b]	1,750	1,272,396
Production Resource Group Inc.
8.88%, 05/01/19 (Call 05/30/17)	2,000	1,520,000
Regal Entertainment Group
5.75%, 03/15/22 (Call 05/30/17)[a]	1,500	1,561,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[b]	2,270	2,295,538
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	11,106	11,883,420

		59,625,945
ENVIRONMENTAL CONTROL — 0.61%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/30/17)	4,700	4,813,552

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.25%, 08/01/20 (Call 05/30/17)	$4,338	$4,423,555
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[b]	3,225	3,472,501
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[b]	1,812	1,843,710

		14,553,318
FOOD — 0.80%
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/30/17)[a]	3,781	3,840,340
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 05/30/17)[a,b]	2,007	1,746,090
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 05/30/17)[a,b]	2,779	2,779,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 05/30/17)[a]	1,875	1,916,927
Simmons Foods Inc.
7.88%, 10/01/21 (Call 10/01/17)[b]	2,300	2,426,500
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	2,145	2,189,241
Tesco PLC
5.50%, 11/15/17[b]	3,700	3,762,283
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/30/17)	500	517,557

		19,177,938
FOREST PRODUCTS & PAPER — 0.09%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 05/30/17)[b]	2,075	2,126,875

		2,126,875
GAS — 0.25%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 05/21/17)[b]	1,755	1,775,188

Security	Principal (000s)	Value
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	$2,100	$2,097,375
6.88%, 10/15/21 (Call 05/30/17)	2,087	2,073,956

		5,946,519
HAND & MACHINE TOOLS — 0.10%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 05/30/17)[b]	2,640	2,445,300

		2,445,300
HEALTH CARE – PRODUCTS — 1.02%
Alere Inc.
6.50%, 06/15/20 (Call 05/30/17)	1,785	1,827,394
7.25%, 07/01/18 (Call 05/30/17)[a]	2,150	2,163,438
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	5,425	4,828,250
Immucor Inc.
11.13%, 08/15/19 (Call 05/30/17)[a]	2,160	2,168,640
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[b]	3,200	3,412,286
12.50%, 11/01/21 (Call 05/01/19)[a,b]	2,461	2,757,266
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/30/17)[a,b]	3,788	3,773,795
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/30/17)[a]	3,445	3,478,158

		24,409,227
HEALTH CARE – SERVICES — 8.18%
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	7,735	8,092,744

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/30/17)[a]	$5,250	$5,197,500
6.88%, 02/01/22 (Call 02/01/18)[a]	15,448	12,762,424
7.13%, 07/15/20 (Call 05/30/17)[a]	6,273	5,629,271
8.00%, 11/15/19 (Call 05/30/17)[a]	9,951	9,643,685
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	3,100	3,178,146
5.63%, 07/31/19[b]	4,410	4,689,759
5.88%, 01/31/22[b]	4,000	4,370,833
6.50%, 09/15/18[a,b]	2,400	2,534,548
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	3,475	3,794,576
6.88%, 07/15/17[a]	2,305	2,327,090
HCA Holdings Inc.
6.25%, 02/15/21	5,930	6,419,225
HCA Inc.
3.75%, 03/15/19	8,185	8,338,469
4.25%, 10/15/19	3,385	3,507,706
5.88%, 03/15/22	6,952	7,691,424
6.50%, 02/15/20	15,948	17,503,887
7.50%, 02/15/22	8,750	10,066,000
8.00%, 10/01/18	2,775	2,995,132
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 05/30/17)[a]	4,555	4,452,512
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/30/17)	2,000	1,930,000
8.00%, 01/15/20	4,070	4,221,608
LifePoint Health Inc.
5.50%, 12/01/21 (Call 05/30/17)[a]	5,900	6,109,431
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 05/30/17)[a,b]	3,275	3,013,000

Security	Principal (000s)	Value
Select Medical Corp.
6.38%, 06/01/21 (Call 05/30/17)[a]	$3,850	$3,928,922
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[b]	2,200	2,332,000
Tenet Healthcare Corp.
4.38%, 10/01/21	5,619	5,600,408
4.50%, 04/01/21[a]	4,450	4,450,314
4.75%, 06/01/20[a]	2,635	2,673,501
5.00%, 03/01/19[a]	5,835	5,838,676
5.50%, 03/01/19	2,340	2,363,400
6.00%, 10/01/20	9,465	9,950,081
6.25%, 11/01/18	5,520	5,792,633
7.50%, 01/01/22 (Call 01/01/19)[a,b]	4,390	4,686,475
8.00%, 08/01/20 (Call 05/30/17)[a]	4,353	4,405,122
8.13%, 04/01/22	4,775	4,852,594

		195,343,096
HOLDING COMPANIES – DIVERSIFIED — 0.69%
HRG Group Inc.
7.75%, 01/15/22 (Call 05/30/17)	5,550	5,862,187
7.88%, 07/15/19 (Call 05/30/17)	4,595	4,797,949
Noble Group Ltd.
6.75%, 01/29/20[b]	6,100	5,808,725

		16,468,861
HOME BUILDERS — 2.54%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 02/15/21 (Call 05/30/17)[a,b]	1,520	1,534,250
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)	2,550	2,825,081
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/29/17)[a,b]	3,270	3,383,939
CalAtlantic Group Inc.
8.38%, 05/15/18	3,121	3,284,852
8.38%, 01/15/21[a]	2,415	2,831,313

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
DR Horton Inc.
4.75%, 05/15/17	$199	$199,204
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/30/17)[b]	3,159	3,064,546
KB Home
4.75%, 05/15/19 (Call 02/15/19)	2,260	2,327,094
7.00%, 12/15/21 (Call 09/15/21)[a]	2,500	2,784,375
8.00%, 03/15/20[a]	1,870	2,103,750
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	3,205	3,257,081
4.50%, 06/15/19 (Call 04/16/19)	2,700	2,789,100
4.50%, 11/15/19 (Call 08/15/19)[a]	3,170	3,269,063
4.75%, 12/15/17 (Call 09/15/17)[a]	2,328	2,349,355
4.75%, 04/01/21 (Call 02/01/21)[a]	2,875	3,007,538
12.25%, 06/01/17	2,088	2,103,999
Mattamy Group Corp.
6.50%, 11/15/20 (Call 05/30/17)[a,b]	2,662	2,737,793
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[a]	3,775	3,906,076
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/30/17)[a,b]	2,971	3,047,132
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[a]	1,890	1,941,975
5.88%, 02/15/22 (Call 11/15/21)[a]	2,300	2,528,850
8.91%, 10/15/17[a]	2,786	2,867,676
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	2,535	2,604,713

		60,748,755

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.04%
Prestige Brands Inc.
5.38%, 12/15/21 (Call 05/30/17)[a,b]	$875	$899,792

		899,792
INSURANCE — 1.16%
American Equity Investment Life Holding Co.
6.63%, 07/15/21 (Call 07/15/17)	2,380	2,473,713
Genworth Holdings Inc.
6.52%, 05/22/18[a]	3,210	3,220,902
7.20%, 02/15/21	2,095	1,985,013
7.63%, 09/24/21	4,050	3,857,625
7.70%, 06/15/20	2,100	2,067,870
HUB International Ltd.
7.88%, 10/01/21 (Call 05/30/17)[b]	6,595	6,923,761
Radian Group Inc.
5.25%, 06/15/20[a]	1,724	1,814,510
7.00%, 03/15/21	1,820	2,029,300
USI Inc./NY
7.75%, 01/15/21 (Call 05/12/17)[b]	3,299	3,363,330

		27,736,024
INTERNET — 0.63%
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[a,b]	875	903,437
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 05/30/17)[a]	1,274	1,291,916
Netflix Inc.
5.38%, 02/01/21[a]	2,935	3,143,752
5.50%, 02/15/22	3,700	3,967,259
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	5,225	5,782,333

		15,088,697
IRON & STEEL — 2.28%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/17)	2,735	2,774,657

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
7.63%, 10/01/21 (Call 10/01/17)[a]	$2,575	$2,674,781
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	2,719	2,695,834
9.38%, 06/01/19	1,865	2,056,163
ArcelorMittal
6.00%, 08/05/20[a]	3,625	3,913,641
6.13%, 06/01/18	3,500	3,640,467
6.25%, 03/01/21	4,080	4,444,140
7.00%, 02/25/22[a]	5,850	6,627,806
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[a,b]	1,650	1,622,500
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[a,b]	2,670	2,830,200
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[b]	3,215	3,497,518
Commercial Metals Co.
7.35%, 08/15/18	1,650	1,739,719
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/29/17)[b]	1,170	1,206,563
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	4,000	4,122,500
U.S. Steel Corp.
7.38%, 04/01/20[a]	2,301	2,461,531
7.50%, 03/15/22 (Call 05/30/17)[a]	2,225	2,263,937
8.38%, 07/01/21 (Call 07/01/18)[b]	5,240	5,763,322

		54,335,279
LEISURE TIME — 0.39%
Gibson Brands Inc.
8.88%, 08/01/18 (Call 05/30/17)[b]	2,050	1,837,825
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	3,495	3,575,094

Security	Principal (000s)	Value
4.75%, 12/15/21 (Call 12/15/18)[a,b]	$3,725	$3,813,469

		9,226,388
LODGING — 2.11%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 05/30/17)	4,850	5,034,543
11.00%, 10/01/21 (Call 05/30/17)[a]	5,125	5,560,625
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	4,100	4,284,500
MGM Resorts International
5.25%, 03/31/20[a]	2,765	2,923,603
6.63%, 12/15/21	6,750	7,576,875
6.75%, 10/01/20[a]	5,310	5,901,475
7.75%, 03/15/22	5,340	6,234,450
8.63%, 02/01/19	4,705	5,193,879
11.38%, 03/01/18	2,835	3,057,562
Playa Resorts Holding BV
8.00%, 08/15/20 (Call 05/30/17)[a,b]	1,050	1,099,437
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 05/30/17)[b]	1,775	1,798,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 05/30/17)	1,793	1,842,308

		50,507,332
MACHINERY — 1.28%
CNH Industrial Capital LLC
3.38%, 07/15/19[a]	2,875	2,912,706
3.63%, 04/15/18[a]	3,260	3,301,966
3.88%, 07/16/18[a]	4,295	4,374,189
3.88%, 10/15/21	2,300	2,307,257
4.38%, 11/06/20	3,655	3,780,816
4.38%, 04/05/22	2,000	2,037,476
4.88%, 04/01/21	2,950	3,097,500

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Gardner Denver Inc.
6.88%, 08/15/21 (Call 05/30/17)[a,b]	$3,075	$3,185,454
Joy Global Inc.
5.13%, 10/15/21	2,578	2,847,659
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)[a]	2,624	2,722,400

		30,567,423
MANUFACTURING — 0.90%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	450	459,804
Bombardier Inc.
4.75%, 04/15/19[a,b]	3,250	3,324,132
5.75%, 03/15/22[b]	2,625	2,608,521
7.75%, 03/15/20[a,b]	4,555	4,924,227
8.75%, 12/01/21[a,b]	7,350	8,169,657
LSB Industries Inc.
8.50%, 08/01/19 (Call 05/30/17)[a,d]	2,127	2,114,238

		21,600,579
MEDIA — 5.67%
Altice Financing SA
6.50%, 01/15/22 (Call 05/30/17)[b]	5,050	5,302,500
Cablevision Systems Corp.
7.75%, 04/15/18	4,245	4,446,637
8.00%, 04/15/20[a]	2,690	3,004,407
8.63%, 09/15/17[a]	1,906	1,951,268
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 03/15/21 (Call 05/30/17)	2,650	2,727,462
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/30/17)[a,b]	3,975	4,066,902
5.13%, 12/15/21 (Call 05/30/17)[b]	2,800	2,864,736
6.38%, 09/15/20 (Call 05/30/17)[b]	5,337	5,500,472

Security	Principal (000s)	Value
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 05/30/17)[a]	$9,708	$9,817,215
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 05/29/17)[a,b]	2,020	2,065,871
CSC Holdings LLC
6.75%, 11/15/21[a]	5,225	5,738,248
8.63%, 02/15/19[a]	2,842	3,123,048
DISH DBS Corp.
4.25%, 04/01/18	6,370	6,467,142
4.63%, 07/15/17	4,051	4,069,697
5.13%, 05/01/20	5,900	6,158,125
6.75%, 06/01/21	10,550	11,478,088
7.88%, 09/01/19	7,627	8,461,203
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/30/17)	7,164	5,884,124
9.00%, 03/01/21 (Call 05/30/17)	8,450	6,405,750
11.25%, 03/01/21 (Call 05/30/17)	2,775	2,129,427
11.25%, 03/01/21 (Call 05/30/17)[b]	3,125	2,398,003
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[b]	2,050	2,147,661
Radio One Inc.
7.38%, 04/15/22 (Call 04/15/18)[b]	1,000	1,042,500
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/15/17)	3,225	3,317,719
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/30/17)[a,b]	2,660	2,687,985
5.75%, 08/01/21 (Call 05/30/17)[a,b]	3,975	4,124,062
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/17)[a,b]	2,050	2,113,806
5.13%, 10/15/19 (Call 05/30/17)	3,230	3,309,943

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.13%, 07/15/20 (Call 05/30/17)	$3,205	$3,305,824
Virgin Media Secured Finance PLC
5.25%, 01/15/21	2,500	2,654,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 05/30/17)[a,b]	2,335	2,405,050
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/30/17)[a]	4,096	4,258,304

		135,427,179
MINING — 3.41%
Aleris International Inc.
7.88%, 11/01/20 (Call 05/30/17)	2,145	2,116,579
9.50%, 04/01/21 (Call 04/01/18)[b]	4,360	4,670,650
Anglo American Capital PLC
2.63%, 09/27/17[b]	3,350	3,351,867
3.63%, 05/14/20[b]	4,350	4,399,926
4.13%, 04/15/21[b]	3,000	3,069,750
4.45%, 09/27/20[b]	2,200	2,281,950
9.38%, 04/08/19[b]	4,150	4,663,562
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[b]	2,000	1,998,240
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[b]	1,385	1,494,277
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/29/17)[a,b]	3,149	3,226,038
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[b]	1,700	1,782,875
Freeport-McMoRan Inc.
2.30%, 11/14/17	3,850	3,839,642
2.38%, 03/15/18	8,650	8,611,707
3.10%, 03/15/20[a]	5,181	5,129,190
3.55%, 03/01/22 (Call 12/01/21)[a]	9,750	9,152,812

Security	Principal (000s)	Value
4.00%, 11/14/21[a]	$3,625	$3,547,986
6.50%, 11/15/20 (Call 05/30/17)[b]	2,825	2,895,120
6.75%, 02/01/22 (Call 02/01/18)[b]	2,250	2,341,406
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/30/17)	2,693	2,768,943
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	2,925	3,045,134
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	2,920	3,076,950
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	3,950	4,087,098

		81,551,702
OIL & GAS — 9.04%
Antero Resources Corp.
5.38%, 11/01/21 (Call 05/30/17)	5,800	5,988,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,b]	2,455	2,534,788
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[b]	2,000	1,920,000
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 05/30/17)[a]	2,500	2,253,125
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	2,125	1,977,246
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/30/17)	4,675	3,956,219
7.63%, 01/15/22 (Call 01/15/18)	1,750	1,477,292
11.50%, 01/15/21 (Call 04/15/18)[b]	2,168	2,514,493

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/29/17)[a,b]	$2,150	$2,241,375
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 05/30/17)	3,248	3,345,440
Cenovus Energy Inc.
5.70%, 10/15/19	6,595	7,088,042
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/30/17)	975	893,766
6.13%, 02/15/21	2,750	2,703,750
6.63%, 08/15/20	1,540	1,555,400
Citgo Holding Inc.
10.75%, 02/15/20[b]	7,945	8,489,232
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 05/24/17)	2,275	2,281,863
CrownRock LP/CrownRock Finance Inc.
7.13%, 04/15/21 (Call 05/30/17)[b]	2,325	2,392,259
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	3,375	3,560,625
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	2,700	2,800,768
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 05/30/17)[a,b]	2,850	2,942,625
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)[a]	2,225	2,222,528
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/30/17)[a]	7,380	6,974,546
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	2,925	3,063,937

Security	Principal (000s)	Value
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/30/17)[a]	$2,460	$2,466,150
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 06/01/17)	2,000	1,540,833
Murphy Oil Corp.
3.50%, 12/01/17	3,625	3,636,328
Nabors Industries Inc.
4.63%, 09/15/21	3,950	3,989,500
5.00%, 09/15/20	3,700	3,806,930
6.15%, 02/15/18	4,500	4,625,357
Newfield Exploration Co.
5.75%, 01/30/22	4,182	4,431,053
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/30/17)	2,702	2,225,773
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 05/30/17)	1,824	1,893,540
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 05/30/17)	2,375	2,398,750
6.88%, 03/15/22 (Call 09/15/17)[a]	5,081	5,152,981
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 05/30/17)[a]	3,620	3,703,109
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	2,725	3,184,135
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/30/17)[b]	3,350	2,705,125
7.38%, 11/01/21 (Call 07/31/17)[b]	3,250	2,625,729
Precision Drilling Corp.
6.50%, 12/15/21 (Call 05/30/17)	2,025	2,050,313
6.63%, 11/15/20 (Call 05/29/17)	1,226	1,244,285

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Pride International LLC
6.88%, 08/15/20[a]	$3,102	$3,293,083
Puma International Financing SA
6.75%, 02/01/21 (Call 05/29/17)[b]	4,700	4,861,546
QEP Resources Inc.
6.88%, 03/01/21[a]	3,437	3,634,269
Range Resources Corp.
5.75%, 06/01/21 (Call 03/01/21)[a,b]	2,745	2,812,305
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/30/17)[a]	2,075	2,119,094
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)	3,350	3,238,799
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/30/17)[b]	3,930	4,099,481
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	5,400	5,031,188
5.80%, 01/23/20 (Call 12/23/19)	4,550	4,592,656
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	3,270	3,380,362
6.25%, 04/15/21 (Call 04/15/18)	4,500	4,728,281
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	3,180	3,197,981
Transocean Inc.
4.50%, 10/15/17	2,480	2,484,822
6.00%, 03/15/18	4,070	4,156,487
6.50%, 11/15/20[a]	2,700	2,728,688
8.13%, 12/15/21[a]	3,250	3,373,548
Tullow Oil PLC
6.00%, 11/01/20 (Call 05/09/17)[a,b]	3,325	3,233,562
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b]	3,540	3,579,825

Security	Principal (000s)	Value
Unit Corp.
6.63%, 05/15/21 (Call 05/30/17)[a]	$3,555	$3,537,225
Western Refining Inc.
6.25%, 04/01/21 (Call 05/30/17)	2,016	2,079,958
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	5,225	5,277,250
5.75%, 03/15/21 (Call 12/15/20)[a]	4,820	4,789,875
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	5,950	5,994,625
7.50%, 08/01/20 (Call 07/01/20)	2,695	2,863,438

		215,946,058
OIL & GAS SERVICES — 1.33%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 05/30/17)	1,677	1,679,620
Calfrac Holdings LP
7.50%, 12/01/20 (Call 05/30/17)[b]	3,225	2,958,937
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 05/30/17)	2,050	2,044,875
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/30/17)[b]	1,500	1,416,875
9.88%, 04/01/22 (Call 04/01/20)[b]	2,350	2,413,146
PHI Inc.
5.25%, 03/15/19 (Call 05/30/17)	2,850	2,650,500
SESI LLC
6.38%, 05/01/19 (Call 05/30/17)[a]	2,725	2,704,563
7.13%, 12/15/21 (Call 05/30/17)[a]	4,420	4,475,250

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	$2,900	$2,747,750
5.13%, 09/15/20[a]	1,835	1,845,215
7.75%, 06/15/21 (Call 05/15/21)	4,005	4,245,300
9.63%, 03/01/19	2,420	2,658,543

		31,840,574
PACKAGING & CONTAINERS — 1.98%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[b]	975	988,894
6.00%, 06/30/21 (Call 06/30/17)[b]	2,250	2,331,562
Ball Corp.
4.38%, 12/15/20[a]	5,457	5,741,361
5.00%, 03/15/22	4,050	4,323,375
Coveris Holdings SA
7.88%, 11/01/19 (Call 05/29/17)[a,b]	2,725	2,692,300
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	2,300	2,405,554
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	2,550	2,642,039
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 05/30/17)[b]	1,290	993,300
Plastipak Holdings Inc.
6.50%, 10/01/21 (Call 05/30/17)[b]	1,995	2,052,356
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/29/17)	16,895	17,375,857
6.88%, 02/15/21 (Call 05/30/17)[a]	1,685	1,725,175
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a,b]	2,389	2,670,533

Security	Principal (000s)	Value
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 05/30/17)	$1,373	$1,388,573

		47,330,879
PHARMACEUTICALS — 2.34%
Endo Finance LLC
5.75%, 01/15/22 (Call 05/30/17)[b]	3,800	3,503,341
Endo Finance LLC/Endo Finco Inc.
7.25%, 01/15/22 (Call 05/30/17)[a,b]	2,100	2,068,500
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	5,740	6,098,750
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 05/30/17)[b]	10,517	9,018,327
5.63%, 12/01/21 (Call 05/29/17)[b]	4,600	3,538,462
6.38%, 10/15/20 (Call 05/30/17)[b]	11,675	9,996,719
6.50%, 03/15/22 (Call 03/15/19)[b]	6,518	6,672,803
6.75%, 08/15/18 (Call 05/30/17)[a,b]	2,343	2,336,796
6.75%, 08/15/21 (Call 05/30/17)[b]	3,350	2,765,844
7.00%, 10/01/20 (Call 05/30/17)[b]	3,200	2,808,000
7.50%, 07/15/21 (Call 05/30/17)[a,b]	8,450	7,024,062

		55,831,604
PIPELINES — 3.02%
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	2,973	2,967,797
4.75%, 09/30/21 (Call 06/30/21)[b]	2,650	2,699,688
4.95%, 04/01/22 (Call 01/01/22)	1,000	1,018,120
5.35%, 03/15/20[a,b]	3,155	3,293,031
9.75%, 03/15/19[a,b]	2,540	2,866,390

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Energy Transfer Equity LP
7.50%, 10/15/20	$6,480	$7,314,300
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	2,225	2,227,848
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 05/30/17)	1,910	1,930,161
Gibson Energy Inc.
6.75%, 07/15/21 (Call 05/29/17)[a,b]	900	935,550
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/30/17)[a]	2,130	2,176,150
NGPL PipeCo LLC
7.12%, 12/15/17[b]	7,394	7,615,820
9.63%, 06/01/19 (Call 05/30/17)[b]	2,586	2,660,348
NuStar Logistics LP
4.80%, 09/01/20	2,570	2,649,670
8.15%, 04/15/18	1,993	2,100,124
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	3,000	3,083,531
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	4,320	4,618,080
6.00%, 01/15/19[a,b]	2,910	3,049,264
6.85%, 07/15/18[b]	3,009	3,144,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/30/17)	4,862	4,944,022
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	2,815	2,985,870
5.88%, 10/01/20 (Call 05/30/17)	2,610	2,666,768
6.13%, 10/15/21 (Call 05/15/17)	5,025	5,247,742

		72,194,679

Security	Principal (000s)	Value
REAL ESTATE — 0.41%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a,b]	$1,830	$1,907,775
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	2,395	2,493,794
5.25%, 12/01/21 (Call 12/01/17)[b]	3,100	3,257,906
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 05/30/17)[b]	2,000	2,031,229

		9,690,704
REAL ESTATE INVESTMENT TRUSTS — 1.60%
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 05/30/17)	3,075	3,201,844
Equinix Inc.
4.88%, 04/01/20 (Call 05/30/17)[a]	2,620	2,685,903
5.38%, 01/01/22 (Call 01/01/18)	4,175	4,409,192
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	2,645	2,737,575
6.00%, 10/01/20 (Call 10/01/17)[a,b]	5,296	5,514,460
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[a]	2,925	2,932,312
5.00%, 07/01/19 (Call 05/30/17)	3,955	3,982,191
6.00%, 04/01/22 (Call 04/01/19)	1,968	2,010,804
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 02/15/22 (Call 05/30/17)[a]	2,100	2,169,013
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 05/30/17)[a]	1,875	1,913,170

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 05/30/17)[a]	$2,660	$2,763,377
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[a,b]	3,830	3,992,775

		38,312,616
RETAIL — 2.83%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	7,146	7,342,515
6.00%, 04/01/22 (Call 10/01/17)[b]	2,700	2,808,000
Dollar Tree Inc.
5.25%, 03/01/20 (Call 05/30/17)	3,355	3,452,876
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 06/01/17)[b]	2,125	2,118,581
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/30/17)[a]	2,850	2,759,156
6.75%, 01/15/22 (Call 05/30/17)[a]	2,550	2,465,531
GameStop Corp.
5.50%, 10/01/19 (Call 05/30/17)[b]	2,105	2,150,353
6.75%, 03/15/21 (Call 03/15/18)[a,b]	2,600	2,664,830
Guitar Center Inc.
6.50%, 04/15/19 (Call 05/30/17)[a,b]	3,325	2,838,719
Hot Topic Inc.
9.25%, 06/15/21 (Call 05/30/17)[a,b]	2,095	2,136,900
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	2,193	2,174,908
8.13%, 10/01/19	2,130	2,317,928

Security	Principal (000s)	Value
L Brands Inc.
5.63%, 02/15/22[a]	$5,400	$5,703,750
6.63%, 04/01/21[a]	5,425	5,957,328
7.00%, 05/01/20[a]	2,140	2,364,700
8.50%, 06/15/19	2,623	2,934,481
Michaels Stores Inc.
5.88%, 12/15/20 (Call 05/30/17)[b]	2,874	2,944,253
QVC Inc.
3.13%, 04/01/19	2,400	2,423,469
Rite Aid Corp.
6.75%, 06/15/21 (Call 05/30/17)[a]	1,550	1,565,433
9.25%, 03/15/20 (Call 05/30/17)	2,153	2,217,608
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a,b]	2,642	2,375,158
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,725	1,745,700
3.88%, 11/01/20 (Call 08/01/20)[a]	2,010	2,061,925

		67,524,102
SEMICONDUCTORS — 0.80%
Amkor Technology Inc.
6.63%, 06/01/21 (Call 05/30/17)	2,249	2,277,112
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	4,400	4,480,730
4.13%, 06/15/20[a,b]	3,540	3,701,829
4.13%, 06/01/21[b]	6,975	7,299,047
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[b]	1,150	1,236,595

		18,995,313
SHIPBUILDING — 0.15%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	3,475	3,597,925

		3,597,925

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
SOFTWARE — 0.72%
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[b]	$1,585	$1,585,000
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[b]	8,700	8,846,856
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[b]	1,143	1,193,720
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	2,929	3,046,160
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/30/17)[b]	2,475	2,526,434

		17,198,170
STORAGE & WAREHOUSING — 0.30%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/30/17)[b]	5,150	4,841,000
10.75%, 10/15/19 (Call 05/30/17)[b]	2,875	2,409,410

		7,250,410
TELECOMMUNICATIONS — 9.64%
Anixter Inc.
5.13%, 10/01/21[a]	2,304	2,439,360
5.63%, 05/01/19[a]	1,870	1,957,072
Avanti Communications Group PLC
12.00% (17.50% PIK), 10/01/23[b,e]	1,536	537,700
CenturyLink Inc.
5.80%, 03/15/22[a]	7,407	7,749,574
6.45%, 06/15/21	6,625	7,155,000
Series R
5.15%, 06/15/17[a]	1,844	1,849,762
Series V
5.63%, 04/01/20	5,480	5,791,422
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	3,600	3,703,500

Security	Principal (000s)	Value
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	$4,275	$3,954,203
7.13%, 03/15/19	2,310	2,431,725
8.13%, 10/01/18	3,200	3,404,000
8.50%, 04/15/20[a]	5,438	5,762,112
8.75%, 04/15/22	2,000	1,931,880
8.88%, 09/15/20 (Call 06/15/20)[a]	5,845	6,170,099
9.25%, 07/01/21[a]	2,700	2,754,567
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/30/17)[b]	1,975	2,034,250
Hughes Satellite Systems Corp.
6.50%, 06/15/19	5,513	5,961,161
7.63%, 06/15/21	4,825	5,430,055
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 05/30/17)[a]	6,573	6,336,262
7.25%, 10/15/20 (Call 05/30/17)[a]	10,872	10,155,908
7.50%, 04/01/21 (Call 05/30/17)[a]	5,475	5,009,625
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 05/30/17)	2,970	3,068,084
Nokia OYJ
5.38%, 05/15/19[a]	5,255	5,570,300
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	12,580	13,091,377
Sprint Communications Inc.
7.00%, 03/01/20[a,b]	5,540	6,059,375
7.00%, 08/15/20	7,915	8,591,806
8.38%, 08/15/17	5,880	5,966,730
9.00%, 11/15/18[b]	15,905	17,376,212
11.50%, 11/15/21	5,125	6,461,344
Sprint Corp.
7.25%, 09/15/21[a]	11,825	12,948,375
T-Mobile USA Inc.
4.00%, 04/15/22	2,550	2,610,360
6.13%, 01/15/22 (Call 01/15/18)[a]	5,400	5,710,500
Telecom Italia Capital SA
7.00%, 06/04/18	3,760	3,951,422

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
7.18%, 06/18/19	$4,275	$4,671,286
ViaSat Inc.
6.88%, 06/15/20 (Call 05/30/17)	3,125	3,199,219
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a,b]	2,325	2,383,125
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 05/30/17)[b]	10,085	10,218,044
6.50%, 04/30/20 (Call 05/29/17)[b]	2,450	2,530,509
7.38%, 04/23/21 (Call 06/13/17)[b]	14,350	14,931,175
Windstream Services LLC
7.75%, 10/15/20 (Call 05/30/17)	3,834	3,918,367
7.75%, 10/01/21 (Call 05/30/17)[a]	4,554	4,569,727

		230,346,574
TEXTILES — 0.13%
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/30/17)[a]	3,100	3,179,825

		3,179,825
TRANSPORTATION — 0.57%
CEVA Group PLC
9.00% (3.00% PIK)
9.00%, 09/01/20 (Call 05/09/17)[b,e]	1,948	1,830,650
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/30/17)[b]	4,360	4,482,080
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 05/30/17)	1,600	980,286
5.88%, 04/01/20 (Call 05/30/17)[a]	2,025	1,310,175
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/29/17)[b]	3,475	2,979,812

Security	Principal or Shares (000s)	Value
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/30/17)[b]	$2,410	$1,966,732

		13,549,735

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,298,702,558)		2,329,794,146

SHORT-TERM INVESTMENTS — 20.36%

MONEY MARKET FUNDS — 20.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[f,g,h]	430,036	430,208,322
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[f,g]	56,051	56,051,192

		486,259,514

TOTAL SHORT-TERM INVESTMENTS (Cost: $486,155,210)		486,259,514

TOTAL INVESTMENTS IN SECURITIES — 117.89% (Cost: $2,784,857,768)[i]		2,816,053,660
Other Assets, Less Liabilities — (17.89)%		(427,422,644)

NET ASSETS — 100.00%		$2,388,631,016

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $2,785,319,842. Net unrealized appreciation was $30,733,818, of which $44,601,272 represented gross unrealized appreciation on securities and $13,867,454 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Corporate bonds & notes	$—	$2,329,794,146	$0	[a]	$2,329,794,146
Money market funds	486,259,514	—	—		486,259,514

Total	$486,259,514	$2,329,794,146	$0	[a]	$2,816,053,660

[a]	Rounds to less than $1.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 99.32%

ADVERTISING — 0.03%
Omnicom Group Inc.
6.25%, 07/15/19	$100	$108,750

		108,750
AEROSPACE & DEFENSE — 1.28%
Boeing Co. (The)
4.88%, 02/15/20	550	595,901
6.00%, 03/15/19	75	80,898
General Dynamics Corp.
1.00%, 11/15/17	375	374,430
L3 Technologies Inc.
4.75%, 07/15/20	280	299,158
4.95%, 02/15/21 (Call 11/15/20)	400	432,518
5.20%, 10/15/19	100	107,013
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	679	684,973
Northrop Grumman Corp.
3.50%, 03/15/21	200	209,445
5.05%, 08/01/19	95	101,382
Raytheon Co.
3.13%, 10/15/20	100	103,577
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	250	252,421
United Technologies Corp.
1.80%, 06/01/17	125	125,059
4.50%, 04/15/20	1,235	1,331,597

		4,698,372
AGRICULTURE — 1.19%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	354,941
4.75%, 05/05/21	700	762,362
9.70%, 11/10/18	100	111,560
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	10	10,018
3.50%, 11/24/20 (Call 10/24/20)[a]	100	103,160
Philip Morris International Inc.
1.88%, 01/15/19[a]	525	525,673
1.88%, 02/25/21 (Call 01/25/21)	825	813,736
2.63%, 02/18/22 (Call 01/18/22)	150	150,979
5.65%, 05/16/18	581	605,892

Security	Principal (000s)	Value
Reynolds American Inc.
2.30%, 06/12/18	$535	$537,891
3.25%, 06/12/20	300	309,308
6.88%, 05/01/20	75	84,645
8.13%, 06/23/19	25	28,076

		4,398,241
AUTO MANUFACTURERS — 4.35%
American Honda Finance Corp.
1.20%, 07/14/17	200	199,930
1.20%, 07/12/19	375	370,031
1.50%, 03/13/18	50	50,060
1.55%, 12/11/17	225	225,193
2.00%, 02/14/20	305	307,379
2.13%, 10/10/18	350	352,383
2.25%, 08/15/19	200	201,884
2.45%, 09/24/20	200	202,067
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	401,104
2.24%, 06/15/18	100	100,308
2.46%, 03/27/20	200	199,515
2.68%, 01/09/20	250	251,765
2.94%, 01/08/19	850	860,523
3.00%, 06/12/17	200	200,341
3.20%, 01/15/21	1,375	1,393,999
3.34%, 03/18/21	450	457,003
3.34%, 03/28/22 (Call 02/28/22)	250	251,776
5.00%, 05/15/18	200	206,421
6.63%, 08/15/17	950	963,353
8.13%, 01/15/20	400	458,138
General Motors Co.
3.50%, 10/02/18	525	535,280
General Motors Financial Co. Inc.
2.40%, 05/09/19	475	476,230
2.63%, 07/10/17	137	137,285
3.10%, 01/15/19	300	304,511
3.15%, 01/15/20 (Call 12/15/19)	275	279,809
3.20%, 07/13/20 (Call 06/13/20)	250	254,508
3.20%, 07/06/21 (Call 06/06/21)	625	630,535
3.25%, 05/15/18	150	151,922
3.45%, 01/14/22 (Call 12/14/21)[a]	250	253,038
4.20%, 03/01/21 (Call 02/01/21)	725	757,736
4.75%, 08/15/17	120	121,104

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.45%, 03/09/18	$85	$85,074
Toyota Motor Credit Corp.
1.25%, 10/05/17	330	329,874
1.38%, 01/10/18	150	150,056
1.40%, 05/20/19	475	471,702
1.45%, 01/12/18	500	500,655
1.55%, 07/13/18	525	524,967
1.70%, 02/19/19	200	200,124
1.75%, 05/22/17	35	35,012
1.90%, 04/08/21	725	716,705
2.00%, 10/24/18	950	956,166
2.13%, 07/18/19	135	135,973
2.15%, 03/12/20	200	201,232
2.60%, 01/11/22	100	100,748
3.30%, 01/12/22	50	51,943

		16,015,362
BANKS — 35.77%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	99,986
1.50%, 01/16/18	600	600,167
2.25%, 06/13/19	450	452,347
2.55%, 11/23/21	750	749,947
Banco Santander SA
3.50%, 04/11/22	200	201,688
Bank of America Corp.
1.70%, 08/25/17	250	250,302
2.00%, 01/11/18	869	871,312
2.60%, 01/15/19	1,315	1,328,766
2.63%, 10/19/20	600	603,835
2.63%, 04/19/21	490	490,345
2.65%, 04/01/19	825	834,285
5.49%, 03/15/19	100	105,544
5.63%, 07/01/20	700	768,775
5.65%, 05/01/18	1,125	1,166,892
5.70%, 01/24/22	500	562,884
5.75%, 12/01/17	650	665,815
6.00%, 09/01/17	70	71,009
6.40%, 08/28/17	735	746,287
6.88%, 04/25/18	1,100	1,153,514
6.88%, 11/15/18	50	53,643
7.63%, 06/01/19	550	610,840

Security	Principal (000s)	Value
Series L
2.25%, 04/21/20	$400	$399,187
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	125	124,996
1.40%, 04/10/18[a]	475	474,602
1.45%, 04/09/18 (Call 03/09/18)	575	574,788
1.50%, 07/18/19	750	742,741
1.90%, 08/27/21	200	196,493
2.38%, 01/25/19 (Call 12/25/18)	350	353,263
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	310	310,089
1.97%, 06/20/17[b]	8	8,005
2.05%, 05/03/21 (Call 04/03/21)	250	247,137
2.10%, 08/01/18 (Call 07/02/18)	50	50,322
2.10%, 01/15/19 (Call 12/15/18)[a]	400	402,529
2.20%, 05/15/19 (Call 04/15/19)	100	100,721
2.45%, 11/27/20 (Call 10/27/20)	675	679,987
2.60%, 02/07/22 (Call 01/07/22)	50	50,316
5.45%, 05/15/19	100	107,031
Series G
2.15%, 02/24/20 (Call 01/24/20)	925	931,120
Bank of Nova Scotia (The)
1.30%, 07/21/17	50	50,000
1.45%, 04/25/18[a]	425	425,098
1.65%, 06/14/19	425	422,443
1.70%, 06/11/18 (Call 05/11/18)	425	425,517
2.05%, 10/30/18	275	276,495
2.35%, 10/21/20	425	427,166
2.45%, 03/22/21	295	296,651
2.80%, 07/21/21	400	406,757
Barclays PLC
2.00%, 03/16/18[a]	400	400,626
2.88%, 06/08/20	700	707,324
3.20%, 08/10/21	325	328,887
3.25%, 01/12/21	300	304,774
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	175	175,085
2.05%, 06/19/18 (Call 05/15/18)	700	702,918
2.25%, 02/01/19 (Call 01/02/19)	100	100,727
2.63%, 06/29/20 (Call 05/29/20)	250	253,696
6.85%, 04/30/19	75	82,093
BNP Paribas SA
2.38%, 09/14/17	200	200,638
2.40%, 12/12/18	450	452,962

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.45%, 03/17/19	$250	$251,774
2.70%, 08/20/18	150	151,537
5.00%, 01/15/21	600	651,055
BPCE SA
2.25%, 01/27/20	250	249,331
2.50%, 07/15/19	250	251,369
2.75%, 12/02/21[a]	300	300,132
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,000	990,486
2.63%, 01/15/22 (Call 12/15/21)	300	302,925
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	363	363,123
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	490	492,467
3.05%, 03/09/22 (Call 02/09/22)[a]	375	376,135
6.75%, 09/15/17	395	402,300
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	500	499,965
2.25%, 09/13/21 (Call 08/13/21)	550	539,086
2.35%, 01/31/20 (Call 12/31/19)	500	500,414
2.95%, 07/23/21 (Call 06/23/21)	300	302,506
Citigroup Inc.
1.55%, 08/14/17	400	400,185
1.70%, 04/27/18	750	749,428
1.80%, 02/05/18	375	375,416
1.85%, 11/24/17[a]	500	500,870
2.05%, 12/07/18[a]	1,075	1,076,855
2.15%, 07/30/18	100	100,367
2.35%, 08/02/21	300	296,415
2.40%, 02/18/20	400	401,442
2.50%, 09/26/18	175	176,466
2.50%, 07/29/19	400	403,563
2.55%, 04/08/19	500	504,955
2.65%, 10/26/20	325	327,315
2.70%, 03/30/21	625	627,384
2.75%, 04/25/22 (Call 03/25/22)	300	298,464
2.90%, 12/08/21 (Call 11/08/21)	800	804,723
4.50%, 01/14/22	141	151,662
5.38%, 08/09/20	125	136,821
6.13%, 11/21/17	80	81,986
6.13%, 05/15/18	325	339,239
8.50%, 05/22/19	100	112,663

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	$375	$374,748
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	250,318
2.25%, 03/13/19	300	301,831
2.50%, 09/20/18	250	252,334
2.55%, 03/15/21	850	853,837
Cooperatieve Rabobank UA
3.88%, 02/08/22	525	558,433
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	750	739,546
2.25%, 01/14/20	250	251,260
2.50%, 01/19/21	300	301,756
2.75%, 01/10/22[a]	250	253,061
Credit Suisse AG/New York NY
1.70%, 04/27/18	400	399,906
2.30%, 05/28/19	1,000	1,004,780
3.00%, 10/29/21	500	507,428
5.30%, 08/13/19	100	107,036
5.40%, 01/14/20	450	483,494
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250	251,513
3.13%, 12/10/20	750	758,677
Deutsche Bank AG
2.85%, 05/10/19	850	855,930
2.95%, 08/20/20	275	275,513
3.38%, 05/12/21	450	452,452
Deutsche Bank AG/London
1.35%, 05/30/17	200	199,986
1.88%, 02/13/18	225	224,607
2.50%, 02/13/19	125	125,119
6.00%, 09/01/17	435	441,211
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	250	252,191
3.10%, 06/04/20 (Call 05/04/20)	500	510,844
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	195	196,242
2.88%, 07/27/20 (Call 06/27/20)	400	407,298
4.50%, 06/01/18	100	102,724
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	510	505,155
2.30%, 03/15/19 (Call 02/15/19)	400	402,768

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)[a]	$150	$149,779
2.30%, 12/13/19 (Call 11/13/19)	950	951,991
2.38%, 01/22/18	325	326,747
2.55%, 10/23/19	450	454,339
2.60%, 04/23/20 (Call 03/23/20)	810	816,097
2.60%, 12/27/20 (Call 12/27/19)	475	477,733
2.63%, 01/31/19	625	631,400
2.63%, 04/25/21 (Call 03/25/21)	875	875,608
2.75%, 09/15/20 (Call 08/15/20)	450	454,483
2.88%, 02/25/21 (Call 01/25/21)	505	510,863
2.90%, 07/19/18	350	354,175
5.25%, 07/27/21	970	1,066,721
5.38%, 03/15/20	580	627,813
5.95%, 01/18/18	325	334,733
6.00%, 06/15/20	350	387,771
6.15%, 04/01/18	600	623,775
6.25%, 09/01/17	250	253,888
7.50%, 02/15/19	465	508,420
HSBC Holdings PLC
2.65%, 01/05/22	700	695,705
2.95%, 05/25/21	200	202,022
3.40%, 03/08/21	500	513,058
4.00%, 03/30/22	500	526,471
4.88%, 01/14/22	400	435,421
5.10%, 04/05/21	275	299,953
HSBC USA Inc.
1.30%, 06/23/17	300	300,029
1.50%, 11/13/17	200	199,938
1.70%, 03/05/18	775	774,895
2.00%, 08/07/18	550	550,960
2.35%, 03/05/20	100	100,312
2.75%, 08/07/20	450	455,485
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	300	294,361
3.15%, 03/14/21 (Call 02/14/21)	350	357,235
Huntington National Bank (The)
2.00%, 06/30/18	250	250,551
ING Groep NV
3.15%, 03/29/22	350	355,329
Intesa Sanpaolo SpA
3.88%, 01/16/18	500	505,949

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.63%, 05/15/18	$450	$449,695
1.80%, 01/25/18	150	150,287
2.00%, 08/15/17	425	425,768
2.20%, 10/22/19	325	326,603
2.25%, 01/23/20 (Call 12/23/19)	350	351,213
2.30%, 08/15/21 (Call 08/15/20)	900	892,933
2.35%, 01/28/19	100	100,895
2.40%, 06/07/21 (Call 05/07/21)	475	473,481
2.55%, 10/29/20 (Call 09/29/20)	691	696,091
2.55%, 03/01/21 (Call 02/01/21)	1,390	1,396,463
2.75%, 06/23/20 (Call 05/23/20)	690	700,496
4.25%, 10/15/20	400	424,900
4.50%, 01/24/22	800	864,828
4.95%, 03/25/20	270	291,364
6.00%, 01/15/18	1,550	1,597,673
6.30%, 04/23/19	583	631,379
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	764,099
KeyBank N.A./Cleveland OH
1.65%, 02/01/18[a]	300	300,415
2.35%, 03/08/19	850	856,656
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	700	704,144
2.90%, 09/15/20	75	76,355
Lloyds Banking Group PLC
3.00%, 01/11/22	450	452,124
3.10%, 07/06/21	500	506,883
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,084
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	300	294,801
2.95%, 03/01/21	700	709,518
Mizuho Financial Group Inc.
2.95%, 02/28/22	450	452,400
Morgan Stanley
1.88%, 01/05/18	313	313,583
2.13%, 04/25/18	350	351,448
2.38%, 07/23/19	355	357,205
2.45%, 02/01/19	550	554,781
2.50%, 01/24/19	407	411,062
2.50%, 04/21/21	775	772,522
2.63%, 11/17/21	963	960,605

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.65%, 01/27/20	$760	$769,900
2.80%, 06/16/20	550	557,921
5.50%, 01/26/20	207	224,649
5.50%, 07/24/20	650	710,641
5.50%, 07/28/21	300	333,986
5.63%, 09/23/19	550	594,064
5.75%, 01/25/21	350	389,094
5.95%, 12/28/17	200	205,671
6.25%, 08/28/17	400	406,377
6.63%, 04/01/18[a]	200	208,766
7.30%, 05/13/19	250	275,314
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	350	350,169
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	244,168
2.00%, 01/14/19	250	250,427
2.63%, 01/14/21	500	503,656
2.80%, 01/10/22	500	506,259
National City Corp.
6.88%, 05/15/19	195	213,696
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[c]	250	250,258
1.50%, 02/23/18 (Call 01/24/18)[c]	250	249,960
1.60%, 06/01/18 (Call 05/02/18)[c]	550	550,004
1.70%, 12/07/18 (Call 11/07/18)[c]	300	299,823
1.80%, 11/05/18 (Call 10/06/18)[c]	750	750,956
1.95%, 03/04/19 (Call 02/02/19)[c]	250	250,612
2.15%, 04/29/21 (Call 03/30/21)[c]	250	248,125
2.30%, 06/01/20 (Call 05/02/20)[c]	100	100,556
2.45%, 11/05/20 (Call 10/06/20)[c]	250	251,850
2.55%, 12/09/21 (Call 11/09/21)[c]	250	251,272
2.63%, 02/17/22 (Call 01/18/22)[c]	350	353,371
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[c]	50	54,054
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,809
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	25	25,540
Royal Bank of Canada
1.25%, 06/16/17	400	399,961
1.50%, 07/29/19	550	544,569

Security	Principal (000s)	Value
1.63%, 04/15/19	$450	$447,747
2.13%, 03/02/20	75	75,213
2.15%, 03/15/19	200	201,058
2.20%, 07/27/18	50	50,314
2.35%, 10/30/20	790	793,831
2.50%, 01/19/21	300	302,922
2.75%, 02/01/22[a]	375	380,855
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	500	498,804
3.45%, 08/27/18 (Call 07/27/18)	125	126,958
3.70%, 03/28/22 (Call 02/28/22)[d]	500	502,433
Santander UK Group Holdings PLC
2.88%, 08/05/21	500	497,892
3.13%, 01/08/21	250	252,136
Santander UK PLC
2.00%, 08/24/18	300	300,414
2.35%, 09/10/19	175	175,701
2.38%, 03/16/20	50	50,258
2.50%, 03/14/19	325	327,547
3.05%, 08/23/18	375	380,562
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300	292,422
2.80%, 03/11/22	600	605,869
Societe Generale SA
2.75%, 10/12/17[a]	375	376,896
State Street Corp.
1.95%, 05/19/21	400	394,598
2.55%, 08/18/20	275	279,487
4.96%, 03/15/18	125	128,352
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	250,013
1.50%, 01/18/18[a]	250	249,804
2.45%, 01/10/19	500	503,480
2.45%, 01/16/20	850	856,290
Sumitomo Mitsui Financial Group Inc.
2.85%, 01/11/22	650	654,845
2.93%, 03/09/21	400	405,411
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	230	230,992
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	300	301,988
2.50%, 05/01/19 (Call 04/01/19)	400	404,010
2.90%, 03/03/21 (Call 02/03/21)	180	182,737

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Svenska Handelsbanken AB
1.50%, 09/06/19	$500	$493,612
1.63%, 03/21/18	250	250,011
2.40%, 10/01/20	500	501,376
2.45%, 03/30/21	250	250,406
Toronto-Dominion Bank (The)
1.13%, 05/02/17	150	149,996
1.40%, 04/30/18[a]	610	609,723
1.75%, 07/23/18	200	200,497
1.80%, 07/13/21	650	635,306
1.95%, 01/22/19	100	100,342
2.13%, 04/07/21	300	298,294
2.25%, 11/05/19[a]	600	604,387
2.50%, 12/14/20	245	247,712
2.63%, 09/10/18	150	151,944
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)[a]	400	402,182
2.20%, 04/25/19 (Call 03/25/19)	725	731,330
2.35%, 01/29/21 (Call 12/29/20)	950	956,459
3.00%, 03/15/22 (Call 02/15/22)	100	102,515
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	700	699,398
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,019
2.35%, 03/26/20	500	502,974
2.38%, 08/14/19	200	201,462
5.75%, 04/25/18	200	207,872
5.88%, 12/20/17	850	872,896
Wachovia Corp.
5.75%, 06/15/17	115	115,582
5.75%, 02/01/18	1,105	1,138,184
Wells Fargo & Co.
1.40%, 09/08/17	250	249,969
1.50%, 01/16/18	275	274,744
2.10%, 07/26/21	1,270	1,251,834
2.13%, 04/22/19	1,025	1,028,754
2.15%, 01/15/19	300	301,549
2.50%, 03/04/21	350	351,032
2.55%, 12/07/20	300	302,439
2.60%, 07/22/20	350	354,112
3.00%, 01/22/21	300	306,495
3.50%, 03/08/22	70	72,921
5.63%, 12/11/17[a]	635	650,864

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20[a]	$650	$651,390
Wells Fargo Bank N.A.
1.65%, 01/22/18	500	500,861
1.80%, 11/28/18	350	350,306
2.15%, 12/06/19	250	251,040
Westpac Banking Corp.
1.20%, 05/19/17	600	600,082
1.50%, 12/01/17	200	200,034
1.60%, 01/12/18	335	334,948
1.60%, 08/19/19	350	346,330
1.95%, 11/23/18	250	250,512
2.00%, 08/19/21	200	196,058
2.10%, 05/13/21[a]	380	374,813
2.25%, 07/30/18	275	276,664
2.25%, 01/17/19	400	402,250
2.30%, 05/26/20[a]	150	150,331
2.60%, 11/23/20	250	252,032
2.80%, 01/11/22	300	303,525
4.88%, 11/19/19	225	240,224

		131,719,862
BEVERAGES — 3.19%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	50	51,416
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,400	1,402,232
2.15%, 02/01/19[a]	325	326,959
2.65%, 02/01/21 (Call 01/01/21)	1,740	1,759,082
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	185	185,005
5.38%, 01/15/20	1,000	1,086,421
7.75%, 01/15/19	760	832,984
Coca-Cola Co. (The)
0.88%, 10/27/17	275	273,968
1.15%, 04/01/18	480	479,145
1.55%, 09/01/21	480	470,289
1.65%, 03/14/18	245	245,631
1.65%, 11/01/18	500	501,752
1.88%, 10/27/20	150	150,110
2.45%, 11/01/20	75	76,400
3.15%, 11/15/20	200	208,748

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Diageo Capital PLC
1.13%, 04/29/18	$425	$423,631
1.50%, 05/11/17	125	125,004
5.75%, 10/23/17	375	382,740
Molson Coors Brewing Co.
1.45%, 07/15/19	150	148,141
2.10%, 07/15/21 (Call 06/15/21)	475	466,184
PepsiCo Inc.
1.25%, 08/13/17	125	124,937
1.50%, 02/22/19	190	189,772
1.70%, 10/06/21 (Call 09/06/21)	50	48,976
1.85%, 04/30/20 (Call 03/30/20)	770	769,471
2.15%, 10/14/20 (Call 09/14/20)	200	201,354
2.25%, 01/07/19 (Call 12/07/18)	25	25,293
3.00%, 08/25/21	360	372,705
5.00%, 06/01/18	410	425,703

		11,754,053
BIOTECHNOLOGY — 1.05%
Amgen Inc.
1.25%, 05/22/17	100	99,992
2.13%, 05/15/17	250	250,081
2.13%, 05/01/20 (Call 04/01/20)	525	524,766
2.20%, 05/22/19 (Call 04/22/19)	390	392,658
3.88%, 11/15/21 (Call 08/15/21)	300	317,159
5.70%, 02/01/19	200	213,220
Biogen Inc.
2.90%, 09/15/20	360	367,234
Celgene Corp.
1.90%, 08/15/17	50	50,038
2.88%, 08/15/20	483	491,247
3.95%, 10/15/20	200	210,902
Gilead Sciences Inc.
2.05%, 04/01/19[a]	100	100,420
2.55%, 09/01/20	525	531,943
4.50%, 04/01/21 (Call 01/01/21)	300	323,235

		3,872,895
BUILDING MATERIALS — 0.04%
CRH America Inc.
8.13%, 07/15/18	125	134,080

		134,080
CHEMICALS — 1.22%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	375	397,206
8.55%, 05/15/19	950	1,071,366

Security	Principal (000s)	Value
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	$470	$477,539
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100	104,458
4.63%, 01/15/20	150	159,638
6.00%, 07/15/18	825	868,781
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	419	442,755
Monsanto Co.
1.15%, 06/30/17	200	199,838
2.13%, 07/15/19	410	409,781
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	107,950
Praxair Inc.
3.00%, 09/01/21	200	205,731
4.50%, 08/15/19	50	52,987

		4,498,030
COMMERCIAL SERVICES — 0.34%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	430	435,492
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	50	51,387
Ecolab Inc.
4.35%, 12/08/21	150	163,097
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	50	51,281
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	500	520,641
Western Union Co. (The)
2.88%, 12/10/17	50	50,338

		1,272,236
COMPUTERS — 3.13%
Apple Inc.
0.90%, 05/12/17	100	99,989
1.00%, 05/03/18[a]	675	673,306
1.05%, 05/05/17	427	426,993
1.55%, 02/07/20[a]	125	124,411
2.00%, 05/06/20	150	150,776
2.10%, 05/06/19	775	782,705
2.15%, 02/09/22	100	99,679
2.25%, 02/23/21 (Call 01/23/21)	1,050	1,058,195
2.50%, 02/09/22 (Call 01/09/22)	550	556,816
2.85%, 05/06/21	660	678,927

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Dell International LLC/EMC Corp.
3.48%, 06/01/19[d]	$825	$843,455
4.42%, 06/15/21 (Call 05/15/21)[d]	870	913,770
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	67	67,174
2.85%, 10/05/18	500	505,673
3.60%, 10/15/20 (Call 09/15/20)	300	309,611
HP Inc.
4.30%, 06/01/21	475	502,704
4.38%, 09/15/21	350	372,330
International Business Machines Corp.
1.25%, 02/08/18	200	199,892
1.63%, 05/15/20	550	546,563
1.80%, 05/17/19	450	451,707
1.95%, 02/12/19[a]	350	352,385
2.50%, 01/27/22	300	303,435
5.70%, 09/14/17	900	914,749
7.63%, 10/15/18	100	108,509
8.38%, 11/01/19	50	57,952
Seagate HDD Cayman
3.75%, 11/15/18[a]	425	436,156

		11,537,862
COSMETICS & PERSONAL CARE — 0.23%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,159
Procter & Gamble Co. (The)
1.70%, 11/03/21	800	790,087

		840,246
DIVERSIFIED FINANCIAL SERVICES — 4.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	600	635,292
4.63%, 10/30/20	550	580,580
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	150	153,271
3.38%, 06/01/21 (Call 05/01/21)	275	282,318
American Express Co.
1.55%, 05/22/18	100	99,922
6.15%, 08/28/17[a]	490	497,458
7.00%, 03/19/18	425	445,099
American Express Credit Corp.
1.13%, 06/05/17	200	199,960

Security	Principal (000s)	Value
1.80%, 07/31/18 (Call 06/30/18)	$400	$400,451
2.13%, 03/18/19	450	452,372
2.20%, 03/03/20 (Call 02/01/20)	75	75,395
2.25%, 08/15/19	203	204,465
2.25%, 05/05/21 (Call 04/04/21)	360	358,174
2.38%, 05/26/20 (Call 04/25/20)	225	226,792
2.70%, 03/03/22 (Call 01/31/22)	950	956,338
Series F
2.60%, 09/14/20 (Call 08/14/20)	745	754,478
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	30	30,621
7.25%, 02/01/18	375	390,598
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	250	249,983
4.45%, 07/22/20	75	80,348
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,350	1,358,728
HSBC Finance Corp.
6.68%, 01/15/21	600	679,889
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	300	305,367
International Lease Finance Corp.
4.63%, 04/15/21	300	318,164
5.88%, 04/01/19	175	186,547
6.25%, 05/15/19	350	376,866
7.13%, 09/01/18[d]	300	320,250
8.88%, 09/01/17	250	255,838
Jefferies Group LLC
5.13%, 04/13/18	475	489,061
6.88%, 04/15/21	325	371,751
MasterCard Inc.
2.00%, 11/21/21 (Call 10/21/21)	350	347,583
Nasdaq Inc.
5.55%, 01/15/20	175	189,082
Nomura Holdings Inc.
2.75%, 03/19/19	450	453,918
6.70%, 03/04/20	110	122,391
NYSE Holdings LLC
2.00%, 10/05/17	200	200,452
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	575	583,923
3.75%, 08/15/21 (Call 06/15/21)	120	124,052

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
TD Ameritrade Holding Corp.
5.60%, 12/01/19	$100	$108,722
Visa Inc.
1.20%, 12/14/17	275	274,723
2.20%, 12/14/20 (Call 11/14/20)	1,075	1,083,492

		15,224,714
ELECTRIC — 2.66%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)[a]	300	300,299
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18[a]	100	108,293
Dominion Resources Inc./VA
1.90%, 06/15/18	225	225,106
2.96%, 07/01/19[b]	250	253,217
6.40%, 06/15/18	200	209,809
Duke Energy Corp.
1.63%, 08/15/17	250	250,053
2.10%, 06/15/18 (Call 05/15/18)	700	702,308
Duke Energy Progress LLC
5.30%, 01/15/19	760	804,718
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	200	200,112
Entergy Texas Inc.
7.13%, 02/01/19	50	54,263
Exelon Corp.
1.55%, 06/09/17	75	74,991
2.85%, 06/15/20 (Call 05/15/20)	450	457,358
5.15%, 12/01/20 (Call 09/01/20)	100	108,804
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	210	212,904
5.20%, 10/01/19	400	426,733
6.20%, 10/01/17	495	503,912
Georgia Power Co.
4.25%, 12/01/19	35	36,977
Great Plains Energy Inc.
2.50%, 03/09/20	75	75,718
3.15%, 04/01/22 (Call 03/01/22)	300	303,374
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	303,187
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	50	50,001
1.65%, 09/01/18	650	648,278

Security	Principal (000s)	Value
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	$75	$79,804
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	250	260,751
8.25%, 10/15/18	150	163,574
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	600	639,724
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	151,579
Southern Co. (The)
1.55%, 07/01/18	165	164,477
2.35%, 07/01/21 (Call 06/01/21)	985	971,735
2.45%, 09/01/18	200	201,390
2.75%, 06/15/20 (Call 05/15/20)	305	308,091
Virginia Electric & Power Co.
5.40%, 04/30/18	310	321,417
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	200	212,520

		9,785,477
ELECTRONICS — 0.22%
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	835	821,816

		821,816
ENVIRONMENTAL CONTROL — 0.28%
Republic Services Inc.
3.80%, 05/15/18	325	331,479
5.00%, 03/01/20	50	53,971
5.50%, 09/15/19	350	378,461
Waste Management Inc.
6.10%, 03/15/18	250	260,119

		1,024,030
FOOD — 1.32%
General Mills Inc.
2.20%, 10/21/19	225	225,981
3.15%, 12/15/21 (Call 09/15/21)	500	514,870
5.65%, 02/15/19	60	63,880
JM Smucker Co. (The)
1.75%, 03/15/18	200	200,188
Kellogg Co.
4.00%, 12/15/20	375	396,906
4.15%, 11/15/19	50	52,543
Kraft Heinz Foods Co.
2.00%, 07/02/18	300	300,764

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.25%, 06/05/17	$100	$100,092
2.80%, 07/02/20 (Call 06/02/20)	435	441,438
5.38%, 02/10/20	330	357,989
6.13%, 08/23/18	50	52,711
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)[a]	150	150,946
3.30%, 01/15/21 (Call 12/15/20)	350	360,186
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	250	251,979
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	475	480,111
Unilever Capital Corp.
0.85%, 08/02/17	150	149,840
1.38%, 07/28/21	350	337,863
2.10%, 07/30/20	200	200,253
4.25%, 02/10/21	200	214,338

		4,852,878
GAS — 0.23%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	335	339,649
NiSource Finance Corp.
5.45%, 09/15/20	100	109,629
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	150	150,870
9.80%, 02/15/19	215	243,850

		843,998
HEALTH CARE – PRODUCTS — 2.19%
Abbott Laboratories
2.00%, 03/15/20	300	299,266
2.35%, 11/22/19	500	502,725
2.80%, 09/15/20 (Call 08/15/20)	75	75,776
2.90%, 11/30/21 (Call 10/30/21)[a]	755	761,453
4.13%, 05/27/20[a]	200	209,183
5.13%, 04/01/19	70	73,933
Becton Dickinson and Co.
1.80%, 12/15/17	263	262,861
2.68%, 12/15/19	625	629,511
Boston Scientific Corp.
2.65%, 10/01/18	125	126,177
2.85%, 05/15/20	250	253,287
Covidien International Finance SA
6.00%, 10/15/17	345	351,961

Security	Principal (000s)	Value
CR Bard Inc.
1.38%, 01/15/18	$250	$248,916
Medtronic Global Holdings SCA
1.70%, 03/28/19	350	349,694
Medtronic Inc.
1.38%, 04/01/18	300	299,620
1.50%, 03/15/18	450	449,814
2.50%, 03/15/20	200	203,633
3.15%, 03/15/22	300	310,737
4.13%, 03/15/21 (Call 12/15/20)	600	642,680
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)[a]	600	606,139
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	475	478,231
3.60%, 08/15/21 (Call 05/15/21)	300	312,483
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	250	250,495
2.70%, 04/01/20 (Call 03/01/20)	375	379,275

		8,077,850
HEALTH CARE – SERVICES — 0.97%
Anthem Inc.
2.25%, 08/15/19	150	150,447
2.30%, 07/15/18	200	200,986
3.70%, 08/15/21 (Call 05/15/21)	300	312,921
4.35%, 08/15/20	350	370,767
5.88%, 06/15/17	100	100,521
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,547
UnitedHealth Group Inc.
1.40%, 10/15/17	125	125,003
1.63%, 03/15/19	50	49,831
1.70%, 02/15/19	130	129,835
1.90%, 07/16/18	825	828,556
2.13%, 03/15/21	150	149,486
2.30%, 12/15/19	164	165,135
2.70%, 07/15/20	75	76,479
2.88%, 03/15/22 (Call 12/15/21)	300	307,015
6.00%, 02/15/18	475	491,623

		3,559,152
HOUSEHOLD PRODUCTS & WARES — 0.01%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	54,317

		54,317

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
HOUSEWARES — 0.14%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	$500	$512,847

		512,847
INSURANCE — 1.81%
Aflac Inc.
2.40%, 03/16/20	25	25,186
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	725	727,808
3.30%, 03/01/21 (Call 02/01/21)	900	922,128
6.40%, 12/15/20	80	90,563
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	175	174,746
1.45%, 03/07/18	466	466,543
1.60%, 05/15/17	200	200,042
1.70%, 03/15/19	825	826,314
2.00%, 08/15/18	150	151,031
4.25%, 01/15/21	405	436,572
5.40%, 05/15/18	325	338,750
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	245	246,731
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	150	149,626
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	125	125,811
MetLife Inc.
4.75%, 02/08/21	450	489,654
7.72%, 02/15/19	150	165,147
Series A
6.82%, 08/15/18	475	505,204
Prudential Financial Inc.
5.38%, 06/21/20	75	82,281
7.38%, 06/15/19	150	166,677
Travelers Companies Inc. (The)
3.90%, 11/01/20	60	63,583
Voya Financial Inc.
2.90%, 02/15/18	327	330,097

		6,684,494
INTERNET — 0.54%
Alphabet Inc.
3.63%, 05/19/21	225	239,464

Security	Principal (000s)	Value
Amazon.com Inc.
1.20%, 11/29/17	$75	$74,967
2.60%, 12/05/19 (Call 11/05/19)	900	917,004
eBay Inc.
1.35%, 07/15/17	75	74,964
2.20%, 08/01/19 (Call 07/01/19)	375	376,264
2.88%, 08/01/21 (Call 06/01/21)	300	303,572

		1,986,235
IRON & STEEL — 0.03%
Nucor Corp.
5.85%, 06/01/18	100	104,162

		104,162
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	125	132,107

		132,107
MACHINERY — 1.46%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	300	296,722
1.63%, 06/01/17	75	75,019
2.00%, 03/05/20	825	824,382
2.25%, 12/01/19	315	317,131
7.15%, 02/15/19	275	299,898
Series G
1.25%, 11/06/17	50	49,975
Caterpillar Inc.
1.50%, 06/26/17	175	175,044
3.90%, 05/27/21	350	372,903
7.90%, 12/15/18	150	165,269
Deere & Co.
4.38%, 10/16/19	250	264,656
John Deere Capital Corp.
1.13%, 06/12/17	100	99,973
1.25%, 10/09/19	50	49,256
1.55%, 12/15/17	250	250,264
1.95%, 12/13/18	150	150,679
1.95%, 01/08/19	125	125,651
2.05%, 03/10/20	100	100,180
2.25%, 04/17/19	550	555,936
2.38%, 07/14/20	80	80,682
2.55%, 01/08/21	600	607,259
5.75%, 09/10/18	50	52,773

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Roper Technologies Inc.
2.05%, 10/01/18	$325	$325,858
3.00%, 12/15/20 (Call 11/15/20)	150	153,152

		5,392,662
MANUFACTURING — 1.29%
3M Co.
1.63%, 06/15/19	200	200,491
Eaton Corp.
1.50%, 11/02/17	375	374,890
General Electric Co.
1.63%, 04/02/18[a]	300	300,979
2.20%, 01/09/20 (Call 12/09/19)	500	505,979
4.38%, 09/16/20	170	182,522
4.63%, 01/07/21	100	108,878
5.25%, 12/06/17[a]	940	962,114
5.50%, 01/08/20	280	306,918
5.63%, 09/15/17	140	142,249
5.63%, 05/01/18	750	780,879
6.00%, 08/07/19	175	191,235
Illinois Tool Works Inc.
1.95%, 03/01/19	325	327,076
6.25%, 04/01/19	40	43,437
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	319,254

		4,746,901
MEDIA — 2.38%
21st Century Fox America Inc.
4.50%, 02/15/21 [a]	150	160,913
6.90%, 03/01/19	50	54,261
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	75	75,271
5.75%, 04/15/20	75	82,397
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	450	464,174
Comcast Cable Communications LLC
8.88%, 05/01/17	100	100,000
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	250	241,722
5.15%, 03/01/20	550	598,437
5.70%, 05/15/18	350	364,967
5.70%, 07/01/19	50	54,073

Security	Principal (000s)	Value
5.88%, 02/15/18	$200	$206,838
6.30%, 11/15/17	120	123,118
Discovery Communications LLC
4.38%, 06/15/21	400	423,832
5.05%, 06/01/20	125	134,697
NBCUniversal Media LLC
5.15%, 04/30/20	725	791,695
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	200	202,449
2.80%, 06/15/20 (Call 05/15/20)	100	100,948
Thomson Reuters Corp.
1.65%, 09/29/17	150	150,052
Time Warner Cable LLC
4.13%, 02/15/21 (Call 11/15/20)	200	209,684
5.00%, 02/01/20	425	453,141
6.75%, 07/01/18	475	500,817
8.25%, 04/01/19	550	610,939
8.75%, 02/14/19	100	111,218
Time Warner Inc.
2.10%, 06/01/19	400	400,751
4.75%, 03/29/21	250	269,421
4.88%, 03/15/20	375	402,133
Walt Disney Co. (The)
1.10%, 12/01/17	400	399,679
1.85%, 05/30/19	275	276,132
2.30%, 02/12/21	650	656,244
5.50%, 03/15/19	125	133,836

		8,753,839
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
1.25%, 01/15/18	400	399,569
2.25%, 06/15/20 (Call 05/15/20)	100	100,693

		500,262
MINING — 0.55%
Barrick North America Finance LLC
4.40%, 05/30/21	400	431,528
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	300	305,775
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	54	55,889
5.13%, 10/01/19	200	213,775
Rio Tinto Finance USA Ltd.
4.13%, 05/20/21	100	106,399

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
9.00%, 05/01/19	$795	$902,850

		2,016,216
OFFICE & BUSINESS EQUIPMENT — 0.14%
Xerox Corp.
4.50%, 05/15/21	475	499,694

		499,694
OIL & GAS — 6.14%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	107,511
8.70%, 03/15/19	325	363,133
BP Capital Markets PLC
1.38%, 11/06/17	425	424,845
1.38%, 05/10/18	360	359,184
2.24%, 09/26/18	50	50,341
2.24%, 05/10/19	480	483,280
2.32%, 02/13/20	450	454,039
2.52%, 01/15/20	295	298,858
3.56%, 11/01/21	580	605,993
4.50%, 10/01/20	250	268,608
4.74%, 03/11/21	200	217,936
Canadian Natural Resources Ltd.
5.70%, 05/15/17	200	200,280
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	225	224,619
1.35%, 11/15/17	375	374,896
1.37%, 03/02/18	250	249,946
1.56%, 05/16/19	850	847,450
1.72%, 06/24/18 (Call 05/24/18)	425	426,207
1.79%, 11/16/18	125	125,617
1.96%, 03/03/20 (Call 02/03/20)	300	300,356
2.10%, 05/16/21 (Call 04/15/21)	575	572,648
2.41%, 03/03/22 (Call 01/03/22)	50	50,198
2.42%, 11/17/20 (Call 10/17/20)	400	404,676
2.43%, 06/24/20 (Call 05/24/20)	100	101,225
2.50%, 03/03/22 (Call 02/03/22)[a]	100	100,789
4.95%, 03/03/19	100	105,822
ConocoPhillips
5.75%, 02/01/19	950	1,014,172
6.00%, 01/15/20	585	646,164
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	75	74,785
1.50%, 05/15/18	375	374,655

Security	Principal (000s)	Value
2.88%, 11/15/21 (Call 09/15/21)	$100	$101,745
4.20%, 03/15/21 (Call 02/15/21)	150	160,219
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	150	154,355
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	185	186,385
4.10%, 02/01/21	350	369,811
5.63%, 06/01/19	90	96,500
EQT Corp.
4.88%, 11/15/21	300	321,943
8.13%, 06/01/19	25	27,869
Exxon Mobil Corp.
1.44%, 03/01/18	500	500,385
1.71%, 03/01/19	150	150,329
1.82%, 03/15/19 (Call 02/15/19)	50	50,189
1.91%, 03/06/20 (Call 02/06/20)	535	537,880
2.22%, 03/01/21 (Call 02/01/21)	855	859,413
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	99,861
6.00%, 10/01/17	280	284,652
Marathon Petroleum Corp.
2.70%, 12/14/18	50	50,470
3.40%, 12/15/20 (Call 11/15/20)	300	308,163
Noble Energy Inc.
8.25%, 03/01/19	75	83,160
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	100	99,976
Series 1
4.10%, 02/01/21 (Call 11/01/20)	400	424,229
Petro-Canada
6.05%, 05/15/18	50	52,124
Phillips 66
2.95%, 05/01/17	275	275,000
Shell International Finance BV
1.25%, 11/10/17	650	649,628
1.38%, 05/10/19	265	262,858
1.88%, 05/10/21	520	511,958
1.90%, 08/10/18	475	476,757
2.00%, 11/15/18	175	175,757
2.13%, 05/11/20	350	351,216
2.25%, 11/10/20	200	200,801
4.30%, 09/22/19	450	475,337
4.38%, 03/25/20	375	399,840

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Statoil ASA
1.15%, 05/15/18	$100	$99,549
1.95%, 11/08/18	315	315,777
2.25%, 11/08/19	100	100,554
2.90%, 11/08/20	100	102,564
3.13%, 08/17/17	290	291,373
3.15%, 01/23/22	500	513,977
5.25%, 04/15/19	100	106,319
Total Capital Canada Ltd.
1.45%, 01/15/18	150	150,059
Total Capital International SA
1.55%, 06/28/17	250	250,052
2.10%, 06/19/19[a]	330	331,545
2.13%, 01/10/19	310	311,990
2.75%, 06/19/21	150	152,575
Total Capital SA
2.13%, 08/10/18	175	176,291
4.45%, 06/24/20[a]	600	643,185
Valero Energy Corp.
6.13%, 02/01/20	325	358,494
9.38%, 03/15/19	141	159,743

		22,591,090
PHARMACEUTICALS — 4.96%
AbbVie Inc.
1.80%, 05/14/18	400	400,539
2.00%, 11/06/18[a]	600	601,471
2.30%, 05/14/21 (Call 04/14/21)	375	372,749
2.50%, 05/14/20 (Call 04/14/20)	825	832,451
Actavis Funding SCS
2.35%, 03/12/18	500	502,097
3.00%, 03/12/20 (Call 02/12/20)	1,225	1,248,805
3.45%, 03/15/22 (Call 01/15/22)	355	364,586
Actavis Inc.
1.88%, 10/01/17	300	300,214
AstraZeneca PLC
1.95%, 09/18/19	450	449,411
2.38%, 11/16/20	400	401,378
5.90%, 09/15/17[a]	340	345,425
Bristol-Myers Squibb Co.
1.60%, 02/27/19	350	349,533
Cardinal Health Inc.
1.95%, 06/15/18	325	325,619
Eli Lilly & Co.
1.95%, 03/15/19	125	125,693

Security	Principal (000s)	Value
Express Scripts Holding Co.
1.25%, 06/02/17	$18	$17,994
2.25%, 06/15/19	50	50,142
3.30%, 02/25/21 (Call 01/25/21)	175	178,500
3.90%, 02/15/22	300	312,103
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	550	573,621
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	280	280,012
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	500	495,325
1.88%, 12/05/19	75	75,404
2.25%, 03/03/22 (Call 02/03/22)[a]	75	75,640
5.15%, 07/15/18[a]	325	339,715
5.55%, 08/15/17[a]	450	455,723
McKesson Corp.
1.40%, 03/15/18	350	349,312
2.28%, 03/15/19	150	150,760
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	53,379
Medco Health Solutions Inc.
7.13%, 03/15/18	625	652,827
Merck & Co. Inc.
1.10%, 01/31/18[a]	400	399,326
1.30%, 05/18/18	175	174,676
1.85%, 02/10/20	475	477,350
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	275	293,557
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	850	856,917
3.75%, 12/15/20 (Call 11/15/20)	150	155,208
Novartis Capital Corp.
1.80%, 02/14/20	250	249,949
4.40%, 04/24/20	200	214,223
Novartis Securities Investment Ltd.
5.13%, 02/10/19	554	586,744
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	250	256,504
Pfizer Inc.
1.10%, 05/15/17	150	150,001
1.45%, 06/03/19	400	398,006
1.50%, 06/15/18	145	145,245
1.70%, 12/15/19	348	347,505

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
1.95%, 06/03/21	$250	$249,500
2.10%, 05/15/19	225	227,035
Sanofi
1.25%, 04/10/18	475	474,658
4.00%, 03/29/21	304	323,157
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19[a]	575	571,684
2.40%, 09/23/21 (Call 08/23/21)	935	924,759
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	103,116

		18,259,548
PIPELINES — 2.09%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	250	255,045
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	100	104,965
5.20%, 03/15/20	40	42,900
9.88%, 03/01/19	50	56,625
Energy Transfer Partners LP
2.50%, 06/15/18	400	401,856
4.15%, 10/01/20 (Call 08/01/20)	710	738,391
4.65%, 06/01/21 (Call 03/01/21)	300	316,984
Enterprise Products Operating LLC
1.65%, 05/07/18	75	74,916
2.55%, 10/15/19 (Call 09/15/19)	200	201,925
2.85%, 04/15/21 (Call 03/15/21)	250	252,981
5.20%, 09/01/20	375	407,736
5.25%, 01/31/20	250	269,862
6.50%, 01/31/19	50	53,950
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	200	201,918
3.50%, 03/01/21 (Call 01/01/21)	100	102,223
5.30%, 09/15/20	105	113,518
5.95%, 02/15/18	250	257,811
6.50%, 04/01/20	125	138,402
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	250	250,299
3.05%, 12/01/19 (Call 11/01/19)	425	433,534
7.00%, 06/15/17	14	14,085
Magellan Midstream Partners LP
4.25%, 02/01/21	100	105,744
ONEOK Partners LP
8.63%, 03/01/19	100	111,037

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$175	$175,498
6.50%, 05/01/18	120	125,279
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	500	542,864
6.25%, 03/15/22 (Call 12/15/21)	100	112,097
Spectra Energy Capital LLC
6.20%, 04/15/18	100	104,022
8.00%, 10/01/19	100	112,497
TransCanada PipeLines Ltd.
1.63%, 11/09/17	365	365,022
3.80%, 10/01/20	175	183,335
7.13%, 01/15/19	300	325,254
Williams Partners LP
5.25%, 03/15/20	690	743,921

		7,696,496
REAL ESTATE INVESTMENT TRUSTS — 1.66%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	403,659
3.40%, 02/15/19	350	357,320
4.50%, 01/15/18	290	295,437
4.70%, 03/15/22	350	376,746
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	875	895,638
5.88%, 10/15/19 (Call 07/17/19)	125	134,868
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	410	419,268
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	300	324,403
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	50,309
5.38%, 02/01/21 (Call 11/03/20)	700	762,622
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	100,293
3.38%, 03/15/22 (Call 12/15/21)	500	518,103
5.65%, 02/01/20 (Call 11/01/19)	760	826,815
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	325	327,993
4.00%, 04/30/19 (Call 01/30/19)	250	257,726
Weyerhaeuser Co.
7.38%, 10/01/19	50	55,736

		6,106,936

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
RETAIL — 3.10%
Best Buy Co. Inc.
5.00%, 08/01/18	$175	$181,307
5.50%, 03/15/21 (Call 12/15/20)	83	90,247
Costco Wholesale Corp.
1.13%, 12/15/17	475	474,532
1.70%, 12/15/19	425	424,569
CVS Health Corp.
1.90%, 07/20/18	675	676,620
2.13%, 06/01/21 (Call 05/01/21)	50	49,294
2.25%, 12/05/18 (Call 11/05/18)	250	251,845
2.25%, 08/12/19 (Call 07/12/19)	225	226,610
2.80%, 07/20/20 (Call 06/20/20)	1,050	1,068,739
4.13%, 05/15/21 (Call 02/15/21)[a]	200	212,649
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	225	243,434
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	650	655,498
2.00%, 04/01/21 (Call 03/01/21)	535	533,568
2.25%, 09/10/18 (Call 08/10/18)	125	126,249
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	300	311,019
4.63%, 04/15/20 (Call 10/15/19)	125	133,943
McDonald’s Corp.
2.10%, 12/07/18	225	226,437
2.75%, 12/09/20 (Call 11/09/20)	885	899,830
5.35%, 03/01/18	165	170,076
5.80%, 10/15/17	50	50,978
Nordstrom Inc.
4.75%, 05/01/20[a]	155	164,627
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	100	100,589
Target Corp.
2.30%, 06/26/19	100	101,409
2.90%, 01/15/22	100	102,807
3.88%, 07/15/20	325	344,293
6.00%, 01/15/18	500	515,794
Wal-Mart Stores Inc.
1.13%, 04/11/18	421	420,243
1.95%, 12/15/18	200	201,497
3.25%, 10/25/20	350	366,046
3.63%, 07/08/20	510	538,409
4.13%, 02/01/19[a]	70	73,147

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	$300	$300,572
1.75%, 05/30/18	600	602,193
2.60%, 06/01/21 (Call 05/01/21)	530	533,081
2.70%, 11/18/19 (Call 10/18/19)	50	50,723

		11,422,874
SEMICONDUCTORS — 1.36%
Applied Materials Inc.
4.30%, 06/15/21	200	215,773
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[d]	825	825,560
3.00%, 01/15/22 (Call 12/15/21)[d]	575	579,579
Intel Corp.
1.35%, 12/15/17	575	575,334
2.45%, 07/29/20	590	599,898
3.30%, 10/01/21	320	335,326
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	100	101,015
QUALCOMM Inc.
1.40%, 05/18/18	575	575,003
2.25%, 05/20/20	505	507,487
Texas Instruments Inc.
1.00%, 05/01/18	325	323,794
1.65%, 08/03/19	175	174,767
Xilinx Inc.
3.00%, 03/15/21	200	204,965

		5,018,501
SOFTWARE — 2.17%
Adobe Systems Inc.
4.75%, 02/01/20	100	107,511
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	250	245,807
3.63%, 10/15/20 (Call 09/15/20)	223	232,400
Microsoft Corp.
0.88%, 11/15/17	150	149,775
1.10%, 08/08/19	650	643,179
1.30%, 11/03/18	400	399,532
1.55%, 08/08/21 (Call 07/08/21)	800	783,961
1.63%, 12/06/18	175	175,528
1.85%, 02/06/20	50	50,186
1.85%, 02/12/20 (Call 01/12/20)	450	451,449

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.00%, 11/03/20 (Call 10/03/20)	$645	$647,678
2.38%, 02/12/22 (Call 01/12/22)	550	554,893
4.20%, 06/01/19	100	105,476
Oracle Corp.
1.20%, 10/15/17	175	174,983
1.90%, 09/15/21 (Call 08/15/21)	1,000	988,095
2.25%, 10/08/19	475	481,100
2.38%, 01/15/19	350	354,696
2.80%, 07/08/21	125	128,062
3.88%, 07/15/20	325	344,143
5.00%, 07/08/19	250	267,603
5.75%, 04/15/18	665	692,099

		7,978,156
TELECOMMUNICATIONS — 4.78%
AT&T Inc.
1.70%, 06/01/17	125	125,042
2.30%, 03/11/19	575	577,616
2.38%, 11/27/18	200	201,318
2.45%, 06/30/20 (Call 05/30/20)	950	950,781
2.80%, 02/17/21 (Call 01/17/21)	450	453,616
3.00%, 02/15/22	300	301,195
3.20%, 03/01/22 (Call 02/01/22)	50	50,608
3.80%, 03/15/22	725	752,463
3.88%, 08/15/21	100	104,377
4.60%, 02/15/21 (Call 11/15/20)	305	324,450
5.20%, 03/15/20	550	594,394
5.50%, 02/01/18	600	616,897
5.80%, 02/15/19	360	383,242
5.88%, 10/01/19	600	650,695
British Telecommunications PLC
5.95%, 01/15/18	100	103,018
Cisco Systems Inc.
1.65%, 06/15/18	125	125,322
2.13%, 03/01/19	275	277,687
2.20%, 02/28/21	1,015	1,020,356
2.45%, 06/15/20	300	305,207
4.45%, 01/15/20	725	775,023
4.95%, 02/15/19	965	1,021,506
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	108,171
Orange SA
1.63%, 11/03/19	800	791,616
2.75%, 02/06/19	500	505,754

Security	Principal (000s)	Value
Rogers Communications Inc.
6.80%, 08/15/18	$75	$79,711
Telefonica Emisiones SAU
5.13%, 04/27/20	875	943,478
5.46%, 02/16/21	200	220,403
5.88%, 07/15/19	325	350,753
Verizon Communications Inc.
1.10%, 11/01/17[a]	275	274,956
2.63%, 02/21/20[a]	555	563,292
2.95%, 03/15/22[d]	128	128,411
3.13%, 03/16/22	1,025	1,038,088
3.50%, 11/01/21	325	335,647
3.65%, 09/14/18	415	425,364
4.50%, 09/15/20	1,320	1,409,320
Vodafone Group PLC
1.50%, 02/19/18	695	694,256

		17,584,033
TEXTILES — 0.03%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	100	101,581

		101,581
TRANSPORTATION — 0.68%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300	320,374
5.65%, 05/01/17	250	249,950
5.75%, 03/15/18	80	83,041
Canadian National Railway Co.
5.55%, 03/01/19	100	106,798
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	104,663
FedEx Corp.
8.00%, 01/15/19	125	137,534
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	100	102,019
5.75%, 04/01/18	700	726,244
United Parcel Service Inc.
5.13%, 04/01/19	250	266,370
5.50%, 01/15/18	400	411,636

		2,508,629

TOTAL CORPORATE BONDS & NOTES
(Cost: $365,164,361)		365,691,484

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 4.82%
MONEY MARKET FUNDS — 4.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	14,687	$14,692,675
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	3,055	3,054,893

		17,747,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,744,697)		17,747,568

TOTAL INVESTMENTS IN SECURITIES — 104.14%
(Cost: $382,909,058)[h]		383,439,052
Other Assets, Less Liabilities — (4.14)%		(15,250,591)

NET ASSETS — 100.00%		$368,188,461

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $382,910,525. Net unrealized appreciation was $528,527, of which $972,133 represented gross unrealized appreciation on securities and $443,606 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 10/18/17	$—	$250	$—	$250	$250,258	$668	$—
1.50%, 02/23/18	250	—	—	250	249,960	1,884	—
1.60%, 06/01/18	300	250	—	550	550,004	1,909	—
1.70%, 12/07/18	—	300	—	300	299,823	1,609	—
1.80%, 11/05/18	250	500	—	750	750,956	3,566	—
1.95%, 03/04/19	250	—	—	250	250,612	1,950	—
2.15%, 04/29/21	250	—	—	250	248,125	2,268	—
2.30%, 06/01/20	100	—	—	100	100,556	1,253	—
2.45%, 11/05/20	250	—	—	250	251,850	3,270	—
2.55%, 12/09/21	—	250	—	250	251,272	2,022	—
2.63%, 02/17/22	—	350	—	350	353,371	654	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	50	—	—	50	54,054	578	—

					$3,610,841	$21,631	$—

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$365,691,484	$—	$365,691,484
Money market funds	17,747,568	—	—	17,747,568

Total	$17,747,568	$365,691,484	$—	$383,439,052

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.75%

AEROSPACE & DEFENSE — 1.19%
Boeing Co. (The)
4.88%, 02/15/20	$134	$145,168
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	24,032
3.60%, 11/15/42 (Call 05/15/42)[a]	34	32,802
3.88%, 07/15/21 (Call 04/15/21)	79	84,221
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	134,913
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	100	98,778
3.10%, 06/01/22	300	311,130
3.75%, 11/01/46 (Call 05/01/46)	50	48,011
4.15%, 05/15/45 (Call 11/16/44)	24	24,512
4.50%, 06/01/42	250	269,482
5.70%, 04/15/40	50	61,766

		1,234,815
AGRICULTURE — 1.71%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	101,500
4.00%, 01/31/24	300	318,486
5.38%, 01/31/44	225	262,341
Archer-Daniels-Midland Co.
4.02%, 04/16/43	84	85,410
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	100	98,545
2.50%, 08/22/22	106	105,619
3.60%, 11/15/23	63	65,768
3.88%, 08/21/42	189	177,955
4.13%, 03/04/43	45	43,960
4.25%, 11/10/44	100	100,312
4.38%, 11/15/41	24	24,401
5.65%, 05/16/18	374	389,996

		1,774,293
AIRLINES — 0.45%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28	83	81,696
Series 2016-3, Class AA
3.00%, 04/15/30	150	144,269

Security	Principal (000s)	Value
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	$29	$29,819
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	88	91,944
Series 2014-2, Class A
3.75%, 03/03/28[a]	122	124,708

		472,436
APPAREL — 0.16%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	67	66,129
3.88%, 11/01/45 (Call 05/01/45)	100	98,895

		165,024
AUTO MANUFACTURERS — 1.48%
American Honda Finance Corp.
1.65%, 07/12/21	70	68,214
1.70%, 09/09/21	50	48,760
2.13%, 10/10/18	112	112,778
2.25%, 08/15/19	89	89,843
2.30%, 09/09/26[a]	100	94,110
Daimler Finance North America LLC
8.50%, 01/18/31	73	110,423
Toyota Motor Credit Corp.
1.40%, 05/20/19	350	347,470
1.90%, 04/08/21	175	173,030
2.00%, 10/24/18	167	168,121
2.10%, 01/17/19	34	34,270
2.15%, 03/12/20	112	112,785
2.63%, 01/10/23[a]	100	100,288
3.30%, 01/12/22	79	82,109

		1,542,201
BANKS — 30.51%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	250	249,872
2.25%, 06/13/19	39	39,213
2.70%, 11/16/20	242	245,015
Bank of America N.A.
2.05%, 12/07/18	250	251,385
Bank of Montreal
1.50%, 07/18/19	225	223,079

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
1.80%, 07/31/18	$112	$112,180
1.90%, 08/27/21	100	98,353
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	100	100,512
2.10%, 01/15/19 (Call 12/15/18)[a]	79	79,457
2.30%, 09/11/19 (Call 08/11/19)	100	100,979
2.50%, 04/15/21 (Call 03/15/21)[a]	120	120,844
2.60%, 08/17/20 (Call 07/17/20)	50	50,740
2.80%, 05/04/26 (Call 02/04/26)	100	97,649
3.40%, 05/15/24 (Call 04/15/24)	57	58,619
3.55%, 09/23/21 (Call 08/23/21)	79	82,711
3.65%, 02/04/24 (Call 01/05/24)	24	25,153
4.60%, 01/15/20	100	106,644
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)	50	50,898
Series G
2.15%, 02/24/20 (Call 01/24/20)	177	178,232
Bank of Nova Scotia (The)
1.95%, 01/15/19	100	100,248
2.05%, 06/05/19	389	390,043
2.35%, 10/21/20	97	97,437
2.80%, 07/21/21	100	101,656
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	99,019
2.25%, 02/01/19 (Call 01/02/19)	164	165,115
2.75%, 04/01/22 (Call 03/01/22)	150	152,217
BNP Paribas SA
2.40%, 12/12/18[a]	322	324,434
2.45%, 03/17/19	95	95,684
5.00%, 01/15/21	134	145,441
BPCE SA
2.50%, 07/15/19	242	243,002
3.38%, 12/02/26	250	250,110
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	246,680
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	243,595
2.50%, 09/20/18	97	97,963
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	248,025
3.88%, 02/08/22	112	118,998
3.95%, 11/09/22	242	250,601

Security	Principal (000s)	Value
4.38%, 08/04/25	$242	$251,738
5.25%, 05/24/41	67	79,512
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	251,485
Credit Suisse AG/New York NY
3.00%, 10/29/21	242	245,739
4.38%, 08/05/20	484	514,444
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	194	195,536
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	150	149,939
2.30%, 12/13/19 (Call 11/13/19)	200	200,470
2.55%, 10/23/19	167	168,525
2.60%, 04/23/20 (Call 03/23/20)	550	554,697
2.63%, 01/31/19	75	75,860
2.63%, 04/25/21 (Call 03/25/21)	50	50,054
2.90%, 07/19/18	67	67,848
3.50%, 11/16/26 (Call 11/16/25)[a]	100	98,789
3.63%, 01/22/23	156	161,095
3.75%, 05/22/25 (Call 02/22/25)	12	12,232
3.75%, 02/25/26 (Call 11/25/25)	200	203,044
3.85%, 07/08/24 (Call 04/08/24)	75	77,423
4.00%, 03/03/24	34	35,455
4.75%, 10/21/45 (Call 04/21/45)	100	107,141
5.25%, 07/27/21	145	159,468
5.38%, 03/15/20	112	121,271
5.75%, 01/24/22	250	282,133
6.13%, 02/15/33[a]	176	214,921
6.25%, 02/01/41	195	245,411
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	242	259,603
HSBC Holdings PLC
2.65%, 01/05/22	200	198,788
3.90%, 05/25/26	200	205,062
4.00%, 03/30/22	40	42,132
4.30%, 03/08/26[a]	200	211,282
4.88%, 01/14/22	174	189,244
5.10%, 04/05/21	256	279,240
5.25%, 03/14/44	200	216,240
6.10%, 01/14/42	50	63,554
6.50%, 09/15/37	290	359,826
VRN, (3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)	200	202,286

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)	$200	$203,996
HSBC USA Inc.
2.25%, 06/23/19	97	97,413
2.63%, 09/24/18	150	151,526
ING Groep NV
3.15%, 03/29/22	200	202,966
JPMorgan Chase & Co.
1.63%, 05/15/18	174	173,904
2.25%, 01/23/20 (Call 12/23/19)	334	335,440
2.35%, 01/28/19	461	465,439
2.55%, 10/29/20 (Call 09/29/20)	200	201,520
2.70%, 05/18/23 (Call 03/18/23)	150	147,554
2.75%, 06/23/20 (Call 05/23/20)[a]	24	24,370
2.95%, 10/01/26 (Call 07/01/26)[a]	200	192,024
3.20%, 01/25/23	101	102,670
3.25%, 09/23/22	350	358,397
3.30%, 04/01/26 (Call 01/01/26)	100	98,828
3.90%, 07/15/25 (Call 04/15/25)[a]	117	121,816
4.35%, 08/15/21	40	42,902
4.50%, 01/24/22	200	216,348
4.63%, 05/10/21	157	169,753
5.40%, 01/06/42	150	175,789
5.60%, 07/15/41	62	74,568
6.30%, 04/23/19	156	168,940
6.40%, 05/15/38	145	188,652
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)	150	152,380
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	243,070
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,117
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	245,797
3.68%, 02/22/27[a]	50	51,437
3.85%, 03/01/26[a]	150	155,950
Mizuho Financial Group Inc.
2.84%, 09/13/26	200	191,892
Morgan Stanley
2.45%, 02/01/19	100	100,875
2.50%, 01/24/19	150	151,578
2.50%, 04/21/21	300	299,313
2.63%, 11/17/21	200	199,698

Security	Principal (000s)	Value
2.80%, 06/16/20[a]	$357	$362,173
3.13%, 07/27/26	50	48,219
3.63%, 01/20/27	250	250,520
3.75%, 02/25/23	214	222,068
3.88%, 01/27/26	200	204,428
4.00%, 07/23/25	150	155,356
4.30%, 01/27/45	162	161,600
4.38%, 01/22/47	75	75,802
5.50%, 01/26/20	97	105,300
5.50%, 07/28/21	234	260,484
5.63%, 09/23/19	194	209,539
6.38%, 07/24/42	118	152,882
Series F
3.88%, 04/29/24	177	183,294
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	23,447
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	235,815
2.63%, 01/14/21	250	251,912
Northern Trust Corp.
2.38%, 08/02/22[a]	73	72,419
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[b]	242	242,242
1.95%, 03/04/19 (Call 02/02/19)[b]	250	250,595
2.15%, 04/29/21 (Call 03/30/21)[b]	250	248,207
4.20%, 11/01/25 (Call 10/02/25)[b]	342	368,266
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	67	72,444
Royal Bank of Canada
1.63%, 04/15/19	200	199,102
1.80%, 07/30/18	250	250,490
2.15%, 03/15/19	112	112,614
2.50%, 01/19/21	200	202,006
4.65%, 01/27/26	100	106,929
Santander UK PLC
2.00%, 08/24/18	27	27,043
2.38%, 03/16/20	57	57,275
2.50%, 03/14/19	100	100,802
4.00%, 03/13/24	67	70,643
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	251,072

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
State Street Corp.
1.95%, 05/19/21	$100	$98,756
3.10%, 05/15/23	117	118,512
3.30%, 12/16/24	200	204,670
3.70%, 11/20/23	50	52,705
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	242	243,696
2.45%, 10/20/20	242	241,862
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	400	405,460
3.01%, 10/19/26[a]	100	97,434
3.45%, 01/11/27	150	151,255
3.78%, 03/09/26	100	103,605
Svenska Handelsbanken AB
2.45%, 03/30/21	300	300,618
Toronto-Dominion Bank (The)
1.45%, 09/06/18	100	99,758
1.80%, 07/13/21[a]	100	97,960
1.95%, 01/22/19	50	50,206
2.13%, 07/02/19	74	74,457
2.13%, 04/07/21	150	149,309
2.25%, 11/05/19	67	67,480
2.63%, 09/10/18	112	113,443
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[a]	50	49,547
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	201,738
2.95%, 07/15/22 (Call 06/15/22)	351	356,184
3.00%, 03/15/22 (Call 02/15/22)	79	80,977
3.10%, 04/27/26 (Call 03/27/26)	100	98,871
3.70%, 01/30/24 (Call 12/29/23)	75	79,024
UBS AG/Stamford CT
2.35%, 03/26/20	250	251,222
Wells Fargo & Co.
2.10%, 07/26/21	100	98,599
2.15%, 01/15/19	300	301,647
2.50%, 03/04/21	100	100,376
3.00%, 01/22/21	145	148,177
3.00%, 04/22/26	150	144,921
3.30%, 09/09/24	100	100,891
3.50%, 03/08/22	217	226,181
3.90%, 05/01/45[a]	89	85,999
4.10%, 06/03/26	187	193,003

Security	Principal (000s)	Value
4.13%, 08/15/23[a]	$24	$25,307
4.30%, 07/22/27[a]	487	509,358
4.48%, 01/16/24	79	84,498
4.60%, 04/01/21	112	120,925
4.75%, 12/07/46	100	103,226
4.90%, 11/17/45	100	105,085
5.61%, 01/15/44	300	344,148
Series M
3.45%, 02/13/23	205	208,557
Series N
2.15%, 01/30/20[a]	172	172,409
Westpac Banking Corp.
1.60%, 08/19/19	200	197,982
2.10%, 05/13/21	100	98,683
2.25%, 07/30/18	100	100,623
2.25%, 01/17/19	79	79,428
2.30%, 05/26/20	57	57,150
2.80%, 01/11/22[a]	100	101,178
2.85%, 05/13/26	150	145,757
3.35%, 03/08/27	100	100,462
4.88%, 11/19/19	95	101,494

		31,730,013
BEVERAGES — 5.56%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	550	550,814
2.15%, 02/01/19	200	201,246
2.65%, 02/01/21 (Call 01/01/21)	475	480,600
3.30%, 02/01/23 (Call 12/01/22)	225	231,163
3.65%, 02/01/26 (Call 11/01/25)	350	357,567
3.70%, 02/01/24[a]	45	46,975
4.63%, 02/01/44	40	41,801
4.70%, 02/01/36 (Call 08/01/35)	300	321,534
4.90%, 02/01/46 (Call 08/01/45)	575	627,360
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	177	163,743
8.20%, 01/15/39	57	87,062
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	34	36,096
Coca-Cola Co. (The)
1.65%, 11/01/18	67	67,270
1.88%, 10/27/20	100	100,153
2.50%, 04/01/23	239	240,090

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.88%, 10/27/25	$200	$200,248
3.30%, 09/01/21	101	105,911
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	150,901
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	236	235,467
Diageo Investment Corp.
4.25%, 05/11/42	79	81,302
PepsiCo Inc.
1.35%, 10/04/19	100	99,312
2.15%, 10/14/20 (Call 09/14/20)	200	201,752
2.25%, 01/07/19 (Call 12/07/18)	156	157,822
2.75%, 03/05/22	100	102,185
2.75%, 03/01/23	145	146,509
2.75%, 04/30/25 (Call 01/30/25)	57	56,445
2.85%, 02/24/26 (Call 11/24/25)	100	99,499
3.13%, 11/01/20	200	207,902
3.45%, 10/06/46 (Call 04/06/46)	150	136,822
4.00%, 03/05/42	62	62,273
4.45%, 04/14/46 (Call 10/14/45)	125	134,607
4.60%, 07/17/45 (Call 01/17/45)	50	54,532

		5,786,963
BIOTECHNOLOGY — 1.19%
Gilead Sciences Inc.
2.35%, 02/01/20	272	274,467
2.55%, 09/01/20	112	113,481
2.95%, 03/01/27 (Call 12/01/26)	125	119,872
3.50%, 02/01/25 (Call 11/01/24)	139	141,225
3.65%, 03/01/26 (Call 12/01/25)	96	97,690
4.15%, 03/01/47 (Call 09/01/46)	100	94,555
4.50%, 02/01/45 (Call 08/01/44)	225	224,431
4.60%, 09/01/35 (Call 03/01/35)	167	174,149

		1,239,870
CHEMICALS — 0.87%
EI du Pont de Nemours & Co.
4.15%, 02/15/43	84	82,988
6.00%, 07/15/18	337	353,978
Lubrizol Corp. (The)
8.88%, 02/01/19	34	38,091
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	102	93,064
4.20%, 07/15/34 (Call 01/15/34)	156	154,897

Security	Principal (000s)	Value
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$34	$33,548
2.45%, 02/15/22 (Call 11/15/21)	25	25,102
3.55%, 11/07/42 (Call 05/07/42)	30	28,863
4.50%, 08/15/19	89	94,162

		904,693
COMMERCIAL SERVICES — 0.20%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	35	35,436
3.38%, 09/15/25 (Call 06/15/25)	17	17,726
Massachusetts Institute of Technology
5.60%, 07/01/11	50	61,691
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	50	45,919
Princeton University
5.70%, 03/01/39	24	31,653
Series A
4.95%, 03/01/19	12	12,666

		205,091
COMPUTERS — 3.94%
Apple Inc.
1.00%, 05/03/18	222	221,418
1.55%, 02/07/20	150	149,484
2.00%, 05/06/20	33	33,248
2.10%, 05/06/19	200	202,054
2.25%, 02/23/21 (Call 01/23/21)	150	151,318
2.40%, 05/03/23	300	298,401
2.50%, 02/09/22 (Call 01/09/22)	50	50,633
2.70%, 05/13/22	112	114,182
2.85%, 05/06/21	192	197,570
2.85%, 02/23/23 (Call 12/23/22)	100	101,894
3.00%, 02/09/24 (Call 12/09/23)	50	50,985
3.20%, 05/13/25	174	177,885
3.25%, 02/23/26 (Call 11/23/25)	375	383,164
3.35%, 02/09/27 (Call 11/09/26)	100	102,310
3.45%, 05/06/24[a]	112	117,025
3.45%, 02/09/45[a]	132	120,284
3.85%, 05/04/43	112	108,984
3.85%, 08/04/46 (Call 02/04/46)	100	96,801
4.25%, 02/09/47 (Call 08/09/46)	48	49,487
4.38%, 05/13/45	113	117,929

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.45%, 05/06/44	$57	$60,040
4.65%, 02/23/46 (Call 08/23/45)	175	190,626
International Business Machines Corp.
1.63%, 05/15/20[a]	97	96,463
1.88%, 05/15/19	97	97,521
2.88%, 11/09/22	100	101,936
2.90%, 11/01/21	100	102,972
3.30%, 01/27/27	100	101,313
3.45%, 02/19/26[a]	100	102,670
3.63%, 02/12/24	150	157,804
4.00%, 06/20/42[a]	136	135,640
7.63%, 10/15/18	97	105,278

		4,097,319
COSMETICS & PERSONAL CARE — 0.57%
Colgate-Palmolive Co.
1.75%, 03/15/19	34	34,127
1.95%, 02/01/23	79	77,150
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	25	25,058
3.15%, 03/15/27 (Call 12/15/26)	25	25,242
4.15%, 03/15/47 (Call 09/15/46)	25	25,284
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	83,808
2.30%, 02/06/22	95	96,071
2.70%, 02/02/26	100	98,922
5.55%, 03/05/37	100	131,420

		597,082
DISTRIBUTION & WHOLESALE — 0.05%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	45	48,133

		48,133
DIVERSIFIED FINANCIAL SERVICES — 3.71%
American Express Co.
2.65%, 12/02/22	100	99,806
4.05%, 12/03/42	76	75,427
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	100	100,118
2.13%, 07/27/18	134	134,733
2.13%, 03/18/19	112	112,608
2.25%, 08/15/19	45	45,346
2.25%, 05/05/21 (Call 04/04/21)	100	99,529
2.38%, 05/26/20 (Call 04/25/20)	100	100,830

Security	Principal (000s)	Value
Series F
2.60%, 09/14/20 (Call 08/14/20)	$50	$50,684
Ameriprise Financial Inc.
4.00%, 10/15/23	197	209,194
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)[a]	125	125,969
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	430	433,113
3.37%, 11/15/25[a]	200	207,526
4.42%, 11/15/35	400	427,428
HSBC Finance Corp.
6.68%, 01/15/21	137	155,457
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	175	182,369
Invesco Finance PLC
3.75%, 01/15/26[a]	97	100,959
Mastercard Inc.
2.00%, 04/01/19	45	45,331
2.95%, 11/21/26 (Call 08/21/26)	75	75,308
3.38%, 04/01/24	57	59,429
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	49,405
4.02%, 11/01/32 (Call 05/01/32)	50	52,616
10.38%, 11/01/18	30	33,798
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	45,826
5.60%, 12/01/19	57	61,949
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	200	201,510
2.80%, 12/14/22 (Call 10/14/22)	150	152,665
3.15%, 12/14/25 (Call 09/14/25)	200	203,212
4.30%, 12/14/45 (Call 06/14/45)	200	214,554

		3,856,699
ELECTRIC — 4.02%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	125	131,436
4.50%, 02/01/45 (Call 08/01/44)	75	79,015
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	25	23,853

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	$150	$142,695
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	150	145,582
3.95%, 03/01/43 (Call 09/01/42)	62	61,058
4.45%, 03/15/44 (Call 09/15/43)	45	48,001
Series 08-B
6.75%, 04/01/38	79	107,316
Consumers Energy Co.
6.70%, 09/15/19	30	33,196
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	25	24,232
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	50	49,152
4.00%, 09/30/42 (Call 03/30/42)	125	125,555
5.30%, 02/15/40 [a]	18	21,583
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	150	135,151
6.40%, 06/15/38	145	193,125
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	40,642
3.00%, 09/15/21 (Call 06/15/21)	100	102,663
4.15%, 12/01/44 (Call 06/01/44)	75	77,043
4.20%, 08/15/45 (Call 02/15/45)	45	46,327
5.30%, 01/15/19	12	12,712
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,272
3.13%, 12/01/25 (Call 06/01/25)	175	178,572
4.05%, 06/01/42 (Call 12/01/41)	100	103,060
Georgia Power Co.
4.30%, 03/15/42	134	133,460
5.40%, 06/01/40	50	56,114
Series 10-C
4.75%, 09/01/40	24	24,877
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,409
5.13%, 11/01/40 (Call 05/01/40)	34	39,796
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	23,942
5.30%, 06/01/42 (Call 12/01/41)	50	59,290
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	201	209,116

Security	Principal (000s)	Value
4.00%, 12/01/46 (Call 06/01/46)	$50	$49,975
4.30%, 03/15/45 (Call 09/15/44)	75	78,259
5.80%, 03/01/37	29	35,932
6.05%, 03/01/34	256	322,225
PacifiCorp
6.00%, 01/15/39	240	306,758
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	27,562
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	24	23,704
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	50	48,038
4.50%, 08/15/40	25	27,132
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	67	65,393
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	79	83,758
4.00%, 04/01/47 (Call 10/01/46)	50	50,557
4.65%, 10/01/43 (Call 04/01/43)	80	88,671
5.50%, 03/15/40	59	72,181
Series 08-A
5.95%, 02/01/38	12	15,250
Virginia Electric & Power Co.
4.00%, 11/15/46 (Call 05/15/46)[a]	75	74,944
8.88%, 11/15/38	106	175,059
Series A
3.15%, 01/15/26 (Call 10/15/25)	150	150,399
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	24,205

		4,185,247
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	57,948
2.63%, 02/15/23 (Call 11/15/22)	57	57,258

		115,206
ELECTRONICS — 0.32%
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)[a]	50	47,888
4.25%, 03/01/21	167	180,330
5.38%, 03/01/41	84	103,532

		331,750

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.11%
ABB Finance USA Inc.
2.88%, 05/08/22	$47	$47,830
4.38%, 05/08/42	67	70,536

		118,366
FOOD — 0.33%
Unilever Capital Corp.
2.10%, 07/30/20	97	97,397
2.20%, 03/06/19[a]	97	97,876
3.10%, 07/30/25	100	100,646
5.90%, 11/15/32	34	44,552

		340,471
GAS — 0.04%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	15	15,087
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	26,606

		41,693
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
2.90%, 11/01/22	45	46,017

		46,017
HEALTH CARE – PRODUCTS — 1.19%
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	100	103,685
Medtronic Inc.
2.50%, 03/15/20	150	152,745
3.15%, 03/15/22	150	155,320
3.50%, 03/15/25[a]	350	361,753
4.38%, 03/15/35	294	311,023
4.63%, 03/15/44 (Call 09/15/43)	95	102,459
4.63%, 03/15/45	45	48,894

		1,235,879
HEALTH CARE – SERVICES — 1.59%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	67	67,329
4.50%, 05/15/42 (Call 11/15/41)	122	128,261
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	37,677
Howard Hughes Medical Institute
3.50%, 09/01/23	57	60,019

Security	Principal (000s)	Value
Kaiser Foundation Hospitals
4.88%, 04/01/42	$25	$28,039
UnitedHealth Group Inc.
2.13%, 03/15/21	100	99,744
2.70%, 07/15/20	112	114,340
2.88%, 03/15/22 (Call 12/15/21)	76	77,855
2.88%, 03/15/23	79	79,919
3.38%, 11/15/21 (Call 08/15/21)	100	104,603
3.45%, 01/15/27	100	102,211
3.75%, 07/15/25[a]	200	210,260
4.63%, 07/15/35	7	7,697
4.75%, 07/15/45	300	334,404
6.88%, 02/15/38	145	199,352

		1,651,710
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)[a]	50	44,170
6.63%, 08/01/37	29	40,157

		84,327
INSURANCE — 3.10%
Aflac Inc.
3.63%, 11/15/24	57	59,140
Allstate Corp. (The)
3.15%, 06/15/23	57	58,391
3.28%, 12/15/26 (Call 09/15/26)	100	101,270
4.50%, 06/15/43	34	36,474
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	350	350,826
3.00%, 05/15/22	81	83,510
4.30%, 05/15/43[a]	73	76,051
4.40%, 05/15/42	170	179,683
5.75%, 01/15/40[a]	12	15,061
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	40	40,273
3.00%, 02/11/23	45	46,141
3.13%, 03/15/26 (Call 12/15/25)	100	100,830
Chubb Corp. (The)
5.75%, 05/15/18	67	69,872
6.00%, 05/11/37	24	30,622
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	300	303,966
3.15%, 03/15/25	57	57,583
3.35%, 05/15/24	45	46,233

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.35%, 11/03/45 (Call 05/03/45)	$50	$53,553
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	57	56,514
4.13%, 05/15/43 (Call 11/15/42)	24	23,411
Manulife Financial Corp.
4.15%, 03/04/26	75	79,532
5.38%, 03/04/46	25	29,476
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	57,373
3.75%, 03/14/26 (Call 12/14/25)	50	51,798
MetLife Inc.
3.00%, 03/01/25	167	166,238
4.05%, 03/01/45	123	120,985
4.13%, 08/13/42	136	134,455
4.88%, 11/13/43[a]	50	55,069
7.72%, 02/15/19	89	97,902
Series D
4.37%, 09/15/23	100	108,202
Prudential Financial Inc.
3.50%, 05/15/24[a]	100	103,677
4.60%, 05/15/44[a]	100	107,083
6.20%, 11/15/40	100	126,280
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	97,049
5.35%, 11/01/40	50	60,748
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	43,770

		3,229,041
INTERNET — 0.78%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,084
3.60%, 11/28/24 (Call 08/28/24)	194	197,283
Alphabet Inc.
3.38%, 02/25/24	107	112,392
3.63%, 05/19/21	100	106,469
Baidu Inc.
3.50%, 11/28/22	194	198,968

		816,196
MACHINERY — 1.51%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	267	268,170
2.25%, 12/01/19	45	45,246
2.85%, 06/01/22	45	45,779

Security	Principal (000s)	Value
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	$100	$100,934
3.80%, 08/15/42	148	143,929
3.90%, 05/27/21	89	94,771
5.20%, 05/27/41	45	52,735
7.90%, 12/15/18	57	62,439
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[a]	67	70,829
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	101,745
3.90%, 06/09/42 (Call 12/09/41)[a]	89	89,444
John Deere Capital Corp.
1.95%, 01/08/19	150	150,885
2.05%, 03/10/20	34	34,074
2.25%, 04/17/19[a]	161	162,618
3.90%, 07/12/21[a]	140	148,779

		1,572,377
MANUFACTURING — 2.41%
3M Co.
2.00%, 06/26/22	50	49,551
3.00%, 08/07/25	232	235,232
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	151,696
2.70%, 10/09/22	150	152,556
3.10%, 01/09/23	125	129,385
4.50%, 03/11/44	197	215,008
5.30%, 02/11/21	150	166,351
5.63%, 05/01/18	350	364,455
5.88%, 01/14/38	500	638,085
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	100	97,380
3.50%, 03/01/24 (Call 12/01/23)	57	59,614
3.90%, 09/01/42 (Call 03/01/42)	50	50,685
6.25%, 04/01/19	24	26,074
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[a,c]	50	50,610
3.30%, 11/21/24 (Call 08/21/24)	87	89,563
4.10%, 03/01/47 (Call 09/01/46)[a,c]	25	25,466

		2,501,711

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MEDIA — 2.99%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	$150	$150,655
2.85%, 01/15/23	101	102,034
3.13%, 07/15/22[a]	250	258,305
3.15%, 03/01/26 (Call 12/01/25)	50	49,725
3.30%, 02/01/27 (Call 11/01/26)	75	75,380
3.40%, 07/15/46 (Call 01/15/46)[a]	100	86,782
3.60%, 03/01/24	45	46,917
4.25%, 01/15/33	200	207,812
4.40%, 08/15/35 (Call 02/15/35)	100	104,530
4.50%, 01/15/43	225	229,432
4.60%, 08/15/45 (Call 02/15/45)	212	221,156
4.65%, 07/15/42	100	104,686
4.75%, 03/01/44	57	60,478
5.70%, 05/15/18	57	59,423
6.45%, 03/15/37	24	30,871
6.55%, 07/01/39	15	19,711
6.95%, 08/15/37	101	135,849
NBCUniversal Media LLC
2.88%, 01/15/23	57	57,698
4.38%, 04/01/21	204	220,398
5.15%, 04/30/20	145	158,381
Walt Disney Co. (The)
1.85%, 07/30/26	100	90,958
2.30%, 02/12/21	175	176,704
2.35%, 12/01/22	139	138,815
3.00%, 02/13/26	150	150,620
5.50%, 03/15/19	75	80,355
Series E
4.13%, 12/01/41	89	90,900

		3,108,575
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	66,777
3.25%, 06/15/25 (Call 03/15/25)	57	57,926

		124,703
MINING — 0.72%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	15	15,310
3.85%, 09/30/23	124	132,240
5.00%, 09/30/43	125	142,020

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
4.13%, 05/20/21	$150	$159,699
5.20%, 11/02/40	25	28,502
7.13%, 07/15/28	57	74,960
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	67	67,787
4.13%, 08/21/42 (Call 02/21/42)	126	124,699

		745,217
OIL & GAS — 7.03%
BP Capital Markets PLC
1.38%, 05/10/18	250	249,655
2.24%, 09/26/18	67	67,444
2.24%, 05/10/19	45	45,345
2.50%, 11/06/22	150	148,236
2.52%, 01/15/20	200	202,786
2.75%, 05/10/23	200	199,186
3.22%, 11/28/23 (Call 09/28/23)	50	50,785
3.22%, 04/14/24 (Call 02/14/24)	100	100,997
3.51%, 03/17/25	125	127,920
3.56%, 11/01/21	100	104,655
3.72%, 11/28/28 (Call 08/28/28)[a]	50	51,573
4.50%, 10/01/20	67	72,043
4.74%, 03/11/21	12	13,091
Chevron Corp.
1.79%, 11/16/18	300	301,257
1.96%, 03/03/20 (Call 02/03/20)	145	145,306
2.10%, 05/16/21 (Call 04/15/21)	100	99,683
2.36%, 12/05/22 (Call 09/05/22)	100	99,277
2.95%, 05/16/26 (Call 02/16/26)	150	149,590
3.19%, 06/24/23 (Call 03/24/23)	75	77,441
3.33%, 11/17/25 (Call 08/17/25)	100	102,835
4.95%, 03/03/19	150	158,829
Conoco Funding Co.
7.25%, 10/15/31	89	119,027
ConocoPhillips
5.75%, 02/01/19	250	266,852
6.00%, 01/15/20	34	37,556
6.50%, 02/01/39	125	160,854
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	17	17,119
3.35%, 11/15/24 (Call 08/15/24)[a]	100	102,281
4.20%, 03/15/21 (Call 02/15/21)	150	160,281
4.30%, 11/15/44 (Call 05/15/44)	45	45,313

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.95%, 03/15/26 (Call 12/15/25)	$250	$279,612
5.95%, 03/15/46 (Call 09/15/45)[a]	50	62,966
Exxon Mobil Corp.
1.71%, 03/01/19	200	200,436
2.22%, 03/01/21 (Call 02/01/21)	100	100,654
2.71%, 03/06/25 (Call 12/06/24)	100	99,189
2.73%, 03/01/23 (Call 01/01/23)	100	101,041
3.18%, 03/15/24 (Call 12/15/23)	101	104,168
3.57%, 03/06/45 (Call 09/06/44)	50	47,855
4.11%, 03/01/46 (Call 09/01/45)[a]	175	183,097
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	63	62,795
3.13%, 02/15/22 (Call 11/15/21)	50	51,239
3.40%, 04/15/26 (Call 01/15/26)	75	75,869
4.40%, 04/15/46 (Call 10/15/45)	50	51,210
4.63%, 06/15/45 (Call 12/15/44)	95	99,886
Shell International Finance BV
1.38%, 05/10/19	100	99,246
1.38%, 09/12/19	300	296,994
1.75%, 09/12/21	250	244,697
1.88%, 05/10/21	150	147,737
1.90%, 08/10/18	24	24,101
2.13%, 05/11/20	50	50,228
2.25%, 01/06/23	25	24,511
2.38%, 08/21/22[a]	50	49,545
3.25%, 05/11/25	155	157,942
3.75%, 09/12/46	50	46,656
4.00%, 05/10/46	275	267,003
4.13%, 05/11/35	117	120,105
4.55%, 08/12/43	112	117,840
6.38%, 12/15/38	150	195,861
Total Capital Canada Ltd.
2.75%, 07/15/23	101	101,355
Total Capital International SA
2.13%, 01/10/19	24	24,166
2.70%, 01/25/23	75	75,182
3.75%, 04/10/24	100	104,995
Total Capital SA
4.45%, 06/24/20	150	161,272

		7,306,670
OIL & GAS SERVICES — 0.10%
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	95	99,619

		99,619

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.16%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	$100	$101,131
AstraZeneca PLC
1.95%, 09/18/19[a]	150	150,011
2.38%, 11/16/20	100	100,407
3.38%, 11/16/25	100	101,255
4.00%, 09/18/42	50	49,047
4.38%, 11/16/45	147	152,305
Bristol-Myers Squibb Co.
1.60%, 02/27/19	40	39,950
3.25%, 02/27/27	40	40,167
4.50%, 03/01/44 (Call 09/01/43)	49	52,606
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	82	79,487
5.55%, 03/15/37	18	21,999
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	50	50,374
5.65%, 05/15/18	29	30,246
6.38%, 05/15/38	199	264,099
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	145	147,404
Johnson & Johnson
1.13%, 03/01/19	100	99,562
1.65%, 12/05/18	57	57,228
2.05%, 03/01/23 (Call 01/01/23)	150	147,882
2.25%, 03/03/22 (Call 02/03/22)	50	50,444
2.45%, 03/01/26 (Call 12/01/25)	100	97,152
2.95%, 03/03/27 (Call 12/03/26)	50	50,419
3.63%, 03/03/37 (Call 09/03/36)	75	75,674
3.70%, 03/01/46 (Call 09/01/45)	200	198,660
3.75%, 03/03/47 (Call 09/03/46)	50	50,282
5.95%, 08/15/37	117	154,327
Merck & Co. Inc.
1.30%, 05/18/18	24	23,970
2.40%, 09/15/22 (Call 06/15/22)	95	95,282
2.75%, 02/10/25 (Call 11/10/24)	200	199,440
3.70%, 02/10/45 (Call 08/10/44)	150	144,664
3.88%, 01/15/21 (Call 10/15/20)	150	159,571
4.15%, 05/18/43	101	104,278
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	79	84,424

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Novartis Capital Corp.
1.80%, 02/14/20	$50	$49,997
2.40%, 05/17/22 (Call 04/17/22)	50	50,087
2.40%, 09/21/22	139	139,243
3.00%, 11/20/25 (Call 08/20/25)[a]	75	75,604
3.10%, 05/17/27 (Call 02/17/27)	50	50,411
3.40%, 05/06/24[a]	89	92,722
3.70%, 09/21/42	73	70,533
4.00%, 11/20/45 (Call 05/20/45)	75	76,207
4.40%, 05/06/44	50	53,776
Novartis Securities Investment Ltd.
5.13%, 02/10/19	161	170,552
Pfizer Inc.
1.70%, 12/15/19	75	74,968
2.10%, 05/15/19	125	126,107
2.20%, 12/15/21	200	200,646
3.00%, 06/15/23	167	171,609
3.00%, 12/15/26	50	49,922
4.40%, 05/15/44	100	105,101
7.20%, 03/15/39	272	390,510
Sanofi
4.00%, 03/29/21	137	145,800
Wyeth LLC
5.95%, 04/01/37	75	94,385

		5,361,927
PIPELINES — 0.69%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	57	56,619
3.80%, 10/01/20	117	122,487
4.63%, 03/01/34 (Call 12/01/33)	100	106,610
4.88%, 01/15/26 (Call 10/15/25)[a]	125	139,835
6.10%, 06/01/40	112	138,925
6.50%, 08/15/18	24	25,424
7.63%, 01/15/39 [a]	90	128,378

		718,278
REAL ESTATE INVESTMENT TRUSTS — 0.79%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	112	121,234
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	45	45,298
2.50%, 07/15/21 (Call 04/15/21)	150	150,363
3.30%, 01/15/26 (Call 10/15/25)	100	99,755
3.38%, 03/15/22 (Call 12/15/21)[a]	100	103,328

Security	Principal (000s)	Value
3.50%, 09/01/25 (Call 06/01/25)	$153	$155,269
4.25%, 11/30/46 (Call 05/30/46)[a]	100	97,305
5.65%, 02/01/20 (Call 11/01/19)	50	54,433

		826,985
RETAIL — 3.83%
Costco Wholesale Corp.
1.70%, 12/15/19	37	37,010
1.75%, 02/15/20	57	57,115
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	57,457
2.25%, 09/10/18 (Call 08/10/18)	34	34,349
2.63%, 06/01/22 (Call 05/01/22)	200	203,290
2.70%, 04/01/23 (Call 01/01/23)	50	50,793
3.00%, 04/01/26 (Call 01/01/26)[a]	50	50,342
3.50%, 09/15/56 (Call 03/15/56)	50	44,484
3.75%, 02/15/24 (Call 11/15/23)	100	106,543
4.20%, 04/01/43 (Call 10/01/42)	79	82,136
4.25%, 04/01/46 (Call 10/01/45)	145	152,721
4.88%, 02/15/44 (Call 08/15/43)	12	13,725
5.88%, 12/16/36	228	290,949
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	150	143,952
3.10%, 05/03/27 (Call 02/03/27)	75	75,072
3.12%, 04/15/22 (Call 01/15/22)	57	59,095
3.70%, 04/15/46 (Call 10/15/45)	50	47,168
3.80%, 11/15/21 (Call 08/15/21)	18	19,142
4.05%, 05/03/47 (Call 11/03/46)	75	74,784
4.65%, 04/15/42 (Call 10/15/41)	151	163,494
5.00%, 09/15/43 (Call 03/15/43)	24	28,446
6.65%, 09/15/37	51	71,225
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)[a]	50	48,280
3.85%, 10/01/23 (Call 07/01/23)	45	48,482
Target Corp.
2.50%, 04/15/26[a]	300	284,448
2.90%, 01/15/22	40	41,010
3.63%, 04/15/46[a]	100	91,365
4.00%, 07/01/42	80	78,356
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)[a]	75	69,781
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	189	190,451
3.25%, 10/25/20	75	78,460

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.30%, 04/22/24 (Call 01/22/24)[a]	$139	$145,416
3.63%, 07/08/20	100	105,584
4.30%, 04/22/44 (Call 10/22/43)[a]	240	255,048
4.75%, 10/02/43 (Call 04/02/43)[a]	87	98,114
5.63%, 04/15/41	200	248,850
6.20%, 04/15/38	50	65,628
6.50%, 08/15/37	200	269,894

		3,982,459
SEMICONDUCTORS — 1.91%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	75	76,192
4.30%, 06/15/21	100	107,883
4.35%, 04/01/47 (Call 10/01/46)	75	77,141
5.85%, 06/15/41	34	41,533
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	50	48,536
3.30%, 10/01/21	400	418,860
3.70%, 07/29/25 (Call 04/29/25)	100	105,272
4.00%, 12/15/32	75	79,652
4.10%, 05/19/46 (Call 11/19/45)	100	100,675
4.25%, 12/15/42	40	41,352
4.90%, 07/29/45 (Call 01/29/45)	95	107,563
QUALCOMM Inc.
1.40%, 05/18/18	46	45,940
2.25%, 05/20/20	29	29,175
3.00%, 05/20/22	98	100,021
3.45%, 05/20/25 (Call 02/20/25)	267	272,252
4.80%, 05/20/45 (Call 11/20/44)	113	118,656
Texas Instruments Inc.
1.65%, 08/03/19	145	144,910
Xilinx Inc.
2.13%, 03/15/19	67	67,074

		1,982,687
SOFTWARE — 5.10%
Microsoft Corp.
1.10%, 08/08/19	100	99,021
1.55%, 08/08/21 (Call 07/08/21)	225	220,518
1.63%, 12/06/18	24	24,086
2.00%, 11/03/20 (Call 10/03/20)[a]	300	301,389
2.00%, 08/08/23 (Call 06/08/23)	50	48,577
2.38%, 02/12/22 (Call 01/12/22)	300	302,862
2.40%, 08/08/26 (Call 05/08/26)	100	95,813
2.65%, 11/03/22 (Call 09/03/22)	100	101,519

Security	Principal (000s)	Value
2.88%, 02/06/24 (Call 12/06/23)	$50	$50,790
3.00%, 10/01/20	189	196,413
3.30%, 02/06/27 (Call 11/06/26)	50	51,339
3.45%, 08/08/36 (Call 02/08/36)	100	96,361
3.50%, 02/12/35 (Call 08/12/34)	400	389,304
3.70%, 08/08/46 (Call 02/08/46)	325	309,644
3.75%, 02/12/45 (Call 08/12/44)	50	48,021
3.95%, 08/08/56 (Call 02/08/56)	150	142,194
4.00%, 02/12/55 (Call 08/12/54)	25	24,050
4.10%, 02/06/37 (Call 08/06/36)	75	78,166
4.20%, 11/03/35 (Call 05/03/35)	97	102,506
4.45%, 11/03/45 (Call 05/03/45)	150	160,111
4.75%, 11/03/55 (Call 05/03/55)	25	27,110
4.88%, 12/15/43 (Call 06/15/43)	45	51,016
5.30%, 02/08/41	62	74,742
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	50	51,954
Oracle Corp.
2.25%, 10/08/19	222	224,835
2.38%, 01/15/19	184	186,438
2.50%, 05/15/22 (Call 03/15/22)	150	150,851
2.65%, 07/15/26 (Call 04/15/26)[a]	400	386,208
3.25%, 05/15/30 (Call 02/15/30)[a]	150	151,107
3.40%, 07/08/24 (Call 04/08/24)	50	51,870
3.63%, 07/15/23	112	118,360
3.85%, 07/15/36 (Call 01/15/36)	200	198,980
3.90%, 05/15/35 (Call 11/15/34)	89	89,498
4.00%, 07/15/46 (Call 01/15/46)	50	48,868
4.13%, 05/15/45 (Call 11/15/44)	50	49,776
4.30%, 07/08/34 (Call 01/08/34)	167	175,793
4.38%, 05/15/55 (Call 11/15/54)	12	12,034
5.00%, 07/08/19	112	119,934
5.38%, 07/15/40	245	289,034

		5,301,092
TELECOMMUNICATIONS — 1.48%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	189,003
5.00%, 03/30/20	100	107,655
6.38%, 03/01/35	50	60,114
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	100	98,775
2.13%, 03/01/19	45	45,463
2.20%, 02/28/21	50	50,234

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.60%, 02/28/23	$50	$50,268
3.63%, 03/04/24	89	94,369
4.45%, 01/15/20	167	178,560
4.95%, 02/15/19	367	388,657
5.50%, 01/15/40	223	276,168

		1,539,266
TRANSPORTATION — 1.53%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	102,158
3.00%, 04/01/25 (Call 01/01/25)[a]	50	50,324
3.75%, 04/01/24 (Call 01/01/24)	150	158,841
3.85%, 09/01/23 (Call 06/01/23)	125	133,341
3.90%, 08/01/46 (Call 02/01/46)	100	98,391
4.55%, 09/01/44 (Call 03/01/44)	90	96,200
5.15%, 09/01/43 (Call 03/01/43)	175	203,233
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	100	89,298
Union Pacific Corp.
4.00%, 04/15/47 (Call 10/15/46)	75	75,050
4.05%, 03/01/46 (Call 09/01/45)	150	150,898
4.16%, 07/15/22 (Call 04/15/22)	63	68,262
United Parcel Service Inc.
2.45%, 10/01/22	122	123,046
3.13%, 01/15/21	12	12,432
4.88%, 11/15/40 (Call 05/15/40)	79	89,999
5.13%, 04/01/19	62	66,032
6.20%, 01/15/38	57	74,951

		1,592,456
WATER — 0.08%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	12	12,367
6.59%, 10/15/37	50	67,410

		79,777

TOTAL CORPORATE BONDS & NOTES
(Cost: $103,232,403)		102,694,334

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.56%

MONEY MARKET FUNDS — 10.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	9,553	$9,556,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	1,425	1,425,330

		10,982,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,979,026)		10,982,132

TOTAL INVESTMENTS IN SECURITIES — 109.31%
(Cost: $114,211,429)[g]		113,676,466
Other Assets, Less Liabilities — (9.31)%		(9,681,052)

NET ASSETS — 100.00%		$103,995,414

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $114,211,429. Net unrealized depreciation was $534,963, of which $680,260 represented gross unrealized appreciation on securities and $1,215,223 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.60%, 06/01/18	$242	$—	$—	$242	$242,242	$2,012	$—
1.95%, 03/04/19	250	—	—	250	250,595	1,835	—
2.15%, 04/29/21	250	—	—	250	248,207	2,545	—
4.20%, 11/01/25	242	250	(150)	342	368,266	7,229	2,288
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	117	—	(50)	67	72,444	1,158	(368)

					$1,181,754	$14,779	$1,920

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$102,694,334	$—	$102,694,334
Money market funds	10,982,132	—	—	10,982,132

Total	$10,982,132	$102,694,334	$—	$113,676,466

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 97.51%

AEROSPACE & DEFENSE — 0.25%
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23[a]	$400	$439,760

		439,760
AGRICULTURE — 0.23%
Vector Group Ltd.
1.75%, 04/15/20[b]	350	401,205

		401,205
APPAREL — 0.23%
Iconix Brand Group Inc.
1.50%, 03/15/18	425	402,178

		402,178
AUTO MANUFACTURERS — 3.16%
Navistar International Corp.
4.75%, 04/15/19	565	548,785
Tesla Inc.
0.25%, 03/01/19	1,325	1,388,732
1.25%, 03/01/21	1,950	2,024,295
2.38%, 03/15/22	1,350	1,511,190

		5,473,002
BIOTECHNOLOGY — 3.98%
Acorda Therapeutics Inc.
1.75%, 06/15/21	530	411,439
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	475	384,750
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18	480	560,112
1.50%, 10/15/20	465	577,204
Emergent BioSolutions Inc.
2.88%, 01/15/21	345	417,899
Illumina Inc.
0.00%, 06/15/19	860	883,134
0.50%, 06/15/21	725	775,750
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	625	585,187
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	700	728,420
Medicines Co. (The)
2.50%, 01/15/22	640	1,014,016
2.75%, 07/15/23[a]	440	533,764

Security	Principal (000s)	Value
Novavax Inc.
3.75%, 02/01/23	$50	$19,375

		6,891,050
BUILDING MATERIALS — 0.93%
Cemex SAB de CV
3.72%, 03/15/20	595	676,813
3.75%, 03/15/18	800	933,520

		1,610,333
COMMERCIAL SERVICES — 2.14%
Cardtronics Inc.
1.00%, 12/01/20	400	412,760
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	615	759,156
Huron Consulting Group Inc.
1.25%, 10/01/19	370	355,200
Live Nation Entertainment Inc.
2.50%, 05/15/19	400	445,240
Macquarie Infrastructure Corp.
2.00%, 10/01/23	555	548,395
2.88%, 07/15/19	455	507,325
Square Inc.
0.38%, 03/01/22[a]	650	684,970

		3,713,046
COMPUTERS — 1.42%
Brocade Communications Systems Inc.
1.38%, 01/01/20	825	833,250
Electronics For Imaging Inc.
0.75%, 09/01/19	500	532,500
Lumentum Holdings Inc.
0.25%, 03/15/24[a]	650	645,515
Mentor Graphics Corp.
4.00%, 04/01/31 (Call 05/30/17)	235	441,800

		2,453,065
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22[a]	715	776,204
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	475	477,375
PRA Group Inc.
3.00%, 08/01/20	450	404,460

		1,658,039

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ELECTRIC — 0.36%
NRG Yield Inc.
3.25%, 06/01/20[a]	$75	$73,785
3.50%, 02/01/19[a]	550	556,875

		630,660
ELECTRICAL COMPONENTS & EQUIPMENT — 0.85%
General Cable Corp.
2.25%, 11/15/29[c]	615	475,887
SunPower Corp.
0.75%, 06/01/18	75	69,750
0.88%, 06/01/21	590	449,167
4.00%, 01/15/23	600	480,780

		1,475,584
ELECTRONICS — 0.92%
OSI Systems Inc.
1.25%, 09/01/22[a]	405	401,720
TTM Technologies Inc.
1.75%, 12/15/20	375	682,987
Vishay Intertechnology Inc.
2.25%, 11/15/40	400	513,000

		1,597,707
ENERGY – ALTERNATE SOURCES — 0.43%
SolarCity Corp.
1.63%, 11/01/19	815	736,597

		736,597
ENGINEERING & CONSTRUCTION — 0.48%
Dycom Industries Inc.
0.75%, 09/15/21	665	839,563

		839,563
HEALTH CARE – PRODUCTS — 2.77%
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[c]	500	630,000
Series 2012
0.00%, 03/01/42 (Call 03/06/18)[c]	515	754,166
Insulet Corp.
1.25%, 09/15/21[a]	455	460,415
NuVasive Inc.
2.25%, 03/15/21	900	1,198,170
Wright Medical Group Inc.
2.00%, 02/15/20	865	1,013,174
Wright Medical Group NV
2.25%, 11/15/21[a]	490	751,219

		4,807,144

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 2.45%
Anthem Inc.
2.75%, 10/15/42	$705	$1,719,777
Brookdale Senior Living Inc.
2.75%, 06/15/18	450	442,710
HealthSouth Corp.
2.00%, 12/01/43 (Call 12/01/18)	450	590,085
Molina Healthcare Inc.
1.13%, 01/15/20	605	817,536
1.63%, 08/15/44 (Call 08/19/18)	625	683,625

		4,253,733
HOLDING COMPANIES – DIVERSIFIED — 0.92%
Ares Capital Corp.
3.75%, 02/01/22[a]	540	544,050
4.38%, 01/15/19	465	480,717
Prospect Capital Corp.
4.75%, 04/15/20	565	563,588

		1,588,355
HOME BUILDERS — 0.66%
CalAtlantic Group Inc.
0.25%, 06/01/19	300	283,500
1.25%, 08/01/32 (Call 08/05/17)	445	454,479
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	400	397,400

		1,135,379
INSURANCE — 0.60%
Old Republic International Corp.
3.75%, 03/15/18	780	1,044,732

		1,044,732
INTERNET — 16.15%
Ctrip.com International Ltd.
1.00%, 07/01/20	1,000	1,113,800
1.25%, 10/15/18	1,085	1,446,413
1.25%, 09/15/22[a]	1,355	1,415,975
1.99%, 07/01/25	515	607,082
FireEye Inc.
Series A
1.00%, 06/01/35 (Call 06/01/20)	450	424,710
Series B
1.63%, 06/01/35 (Call 06/01/22)	900	806,670
MercadoLibre Inc.
2.25%, 07/01/19	355	663,850

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Palo Alto Networks Inc.
0.00%, 07/01/19	$790	$919,402
Pandora Media Inc.
1.75%, 12/01/20	490	471,625
Priceline Group Inc. (The)
0.35%, 06/15/20	980	1,427,762
0.90%, 09/15/21	1,550	1,767,930
1.00%, 03/15/18	1,655	3,225,264
Shutterfly Inc.
0.25%, 05/15/18	450	462,375
Twitter Inc.
0.25%, 09/15/19	850	803,760
1.00%, 09/15/21	1,795	1,649,246
VeriSign Inc.
4.45%, 08/15/37	1,770	4,613,151
Vipshop Holdings Ltd.
1.50%, 03/15/19	950	969,000
Web.com Group Inc.
1.00%, 08/15/18	345	335,961
WebMD Health Corp.
1.50%, 12/01/20	400	481,000
2.50%, 01/31/18	550	562,045
2.63%, 06/15/23[a]	550	528,000
Yahoo! Inc.
0.00%, 12/01/18	1,980	2,082,762
Yandex NV
1.13%, 12/15/18	525	511,245
Zillow Group Inc.
2.00%, 12/01/21[a]	665	694,925

		27,983,953
IRON & STEEL — 0.35%
Allegheny Technologies Inc.
4.75%, 07/01/22	400	601,000

		601,000
MACHINERY — 0.15%
Chart Industries Inc.
2.00%, 08/01/18	270	266,976

		266,976
MANUFACTURING — 0.46%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	640	788,032

		788,032

Security	Principal (000s)	Value
MEDIA — 6.51%
DISH Network Corp.
2.38%, 03/15/24[a]	$1,400	$1,455,160
3.38%, 08/15/26[a]	4,240	5,185,944
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)[a]	1,020	1,193,400
3.50%, 01/15/31 (Call 06/13/17)	850	459,000
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23[a]	700	785,750
Liberty Media Corp.
1.38%, 10/15/23	1,375	1,552,925
2.25%, 09/30/46 (Call 10/05/21)[a]	600	654,000

		11,286,179
METAL FABRICATE & HARDWARE — 0.40%
RTI International Metals Inc.
1.63%, 10/15/19	590	699,504

		699,504
MINING — 1.40%
B2Gold Corp.
3.25%, 10/01/18	300	313,890
Newmont Mining Corp. Series B
1.63%, 07/15/17	540	540,000
Royal Gold Inc.
2.88%, 06/15/19	455	482,300
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)	450	441,000
Stillwater Mining Co. Series SWC
1.75%, 10/15/32 (Call 10/20/19)	475	643,055

		2,420,245
OIL & GAS — 3.35%
Chesapeake Energy Corp.
5.50%, 09/15/26[a]	1,725	1,688,430
Cobalt International Energy Inc.
2.63%, 12/01/19	865	302,750
3.13%, 05/15/24	1,700	486,404
Comstock Resources Inc.
7.75% (7.75% PIK)
7.75%, 04/01/19 (Call 05/30/17)[d]	404	336,691
Ensco Jersey Finance Ltd.
3.00%, 01/31/24[a]	1,170	1,080,027
Nabors Industries Inc.
0.75%, 01/15/24[a]	800	689,040

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Oasis Petroleum Inc.
2.63%, 09/15/23	$430	$519,784
Whiting Petroleum Corp.
1.25%, 04/01/20	800	702,000

		5,805,126
OIL & GAS SERVICES — 1.16%
Weatherford International Ltd.
5.88%, 07/01/21	1,700	2,017,730

		2,017,730
PHARMACEUTICALS — 4.32%
Amicus Therapeutics Inc.
3.00%, 12/15/23[a]	365	522,863
Clovis Oncology Inc.
2.50%, 09/15/21	400	488,520
Depomed Inc.
2.50%, 09/01/21	480	445,824
Herbalife Ltd.
2.00%, 08/15/19	1,590	1,574,100
Horizon Pharma Investment Ltd.
2.50%, 03/15/22	550	514,250
Impax Laboratories Inc.
2.00%, 06/15/22	825	673,942
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	540	655,074
Jazz Investments I Ltd.
1.88%, 08/15/21	800	884,480
Pacira Pharmaceuticals Inc./DE
2.38%, 04/01/22[a]	515	545,900
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21[a]	415	395,827
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 05/19/17)	750	793,125

		7,493,905
PIPELINES — 0.35%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	900	608,670

		608,670
REAL ESTATE INVESTMENT TRUSTS — 5.20%
Apollo Commercial Real Estate Finance Inc.
5.50%, 03/15/19	385	428,813

Security	Principal (000s)	Value
Colony NorthStar Inc.
3.88%, 01/15/21	$640	$638,400
Colony Starwood Homes
3.50%, 01/15/22[a]	475	510,055
Empire State Realty OP LP
2.63%, 08/15/19[a]	395	452,789
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[a]	800	836,480
IAS Operating Partnership LP
5.00%, 03/15/18[a]	425	430,313
Redwood Trust Inc.
4.63%, 04/15/18	450	451,125
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	475	642,437
Spirit Realty Capital Inc.
2.88%, 05/15/19	505	509,747
3.75%, 05/15/21	600	616,860
Starwood Property Trust Inc.
4.00%, 01/15/19	450	514,395
4.38%, 04/01/23 (Call 01/01/23)	250	248,750
4.55%, 03/01/18	855	931,950
Two Harbors Investment Corp.
6.25%, 01/15/22	410	427,958
VEREIT Inc.
3.00%, 08/01/18	615	616,537
3.75%, 12/15/20	750	753,750

		9,010,359
RETAIL — 0.62%
GNC Holdings Inc.
1.50%, 08/15/20	450	305,460
RH
0.00%, 06/15/19[a]	450	401,085
0.00%, 07/15/20[a]	450	375,750

		1,082,295
SEMICONDUCTORS — 21.25%
Advanced Micro Devices Inc.
2.13%, 09/01/26	1,125	2,067,188
Cypress Semiconductor Corp.
4.50%, 01/15/22[a]	400	492,000
Inphi Corp.
0.75%, 09/01/21[a]	401	411,025
Integrated Device Technology Inc.
0.88%, 11/15/22	500	509,050

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Intel Corp.
3.25%, 08/01/39	$2,775	$4,852,920
3.48%, 12/15/35	2,300	3,130,990
Lam Research Corp.
1.25%, 05/15/18	640	1,524,800
Microchip Technology Inc.
1.63%, 02/15/25	2,375	3,473,437
1.63%, 02/15/27[a]	2,825	2,897,320
2.13%, 12/15/37	125	397,891
2.25%, 02/15/37[a]	775	799,258
Micron Technology Inc.
Series F
2.13%, 02/15/33 (Call 02/20/20)	400	1,027,520
Series G
3.00%, 11/15/43 (Call 11/20/18)	1,425	1,539,000
Novellus Systems Inc.
2.63%, 05/15/41	865	3,694,674
NVIDIA Corp.
1.00%, 12/01/18	430	2,224,003
NXP Semiconductors NV
1.00%, 12/01/19	1,750	2,035,425
ON Semiconductor Corp.
1.00%, 12/01/20	950	999,875
1.63%, 10/15/23[a]	800	798,000
Rovi Corp.
0.50%, 03/01/20	550	543,840
Silicon Laboratories Inc.
1.38%, 03/01/22[a]	600	626,640
Teradyne Inc.
1.25%, 12/15/23[a]	640	803,200
Veeco Instruments Inc.
2.70%, 01/15/23	500	547,500
Xilinx Inc.
2.63%, 06/15/17	650	1,427,140

		36,822,696
SOFTWARE — 9.01%
Akamai Technologies Inc.
0.00%, 02/15/19	985	981,946
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	500	495,300
Citrix Systems Inc.
0.50%, 04/15/19	1,995	2,440,084

Security	Principal (000s)	Value
Cornerstone OnDemand Inc.
1.50%, 07/01/18	$300	$307,140
j2 Global Inc.
3.25%, 06/15/29 (Call 06/20/21)	550	782,705
Medidata Solutions Inc.
1.00%, 08/01/18	455	559,377
Nice Systems Inc.
1.25%, 01/15/24[a]	355	366,751
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	1,190	1,152,039
1.25%, 04/01/25[a]	500	507,200
1.50%, 11/01/35 (Call 11/05/21)	200	209,760
2.75%, 11/01/31 (Call 11/06/17)	425	427,125
Red Hat Inc.
0.25%, 10/01/19	1,100	1,443,090
salesforce.com Inc.
0.25%, 04/01/18	1,630	2,158,772
ServiceNow Inc.
0.00%, 11/01/18	800	1,075,040
Take-Two Interactive Software Inc.
1.00%, 07/01/18	400	1,166,240
Verint Systems Inc.
1.50%, 06/01/21	590	567,167
Workday Inc.
0.75%, 07/15/18	405	470,043
1.50%, 07/15/20	400	500,240

		15,610,019
TELECOMMUNICATIONS — 2.56%
Ciena Corp.
3.75%, 10/15/18[a]	555	710,400
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	300	316,500
0.50%, 12/15/36 (Call 12/22/21)[a]	850	789,990
Gogo Inc.
3.75%, 03/01/20	525	456,750
InterDigital Inc./PA
1.50%, 03/01/20	450	605,520
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	850	919,615
1.00%, 03/01/24[a]	625	634,750

		4,433,525

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.29%
Hornbeck Offshore Services Inc.
1.50%, 09/01/19	$50	$33,065
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	520	466,076

		499,141
TRUCKING & LEASING — 0.24%
Greenbrier Companies Inc. (The)
2.88%, 02/01/24[a]	400	422,000

		422,000

TOTAL CONVERTIBLE BONDS
(Cost: $165,455,493)		169,002,487

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	3,505	3,504,851

		3,504,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,504,851)		3,504,851

Value
TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $168,960,344)[g]	$172,507,338
Other Assets, Less Liabilities — 0.47%	814,587

NET ASSETS — 100.00%	$173,321,925

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate note.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $169,185,085. Net unrealized appreciation was $3,322,253, of which $4,637,176 represented gross unrealized appreciation on securities and $1,314,923 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PennyMac Corp.
5.38%, 05/01/20	$50	$—	$(50)	$—	$—	$1,121	$16

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible bonds	$—	$168,516,083	$486,404	$169,002,487
Money market funds	3,504,851	—	—	3,504,851

Total	$3,504,851	$168,516,083	$486,404	$172,507,338

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.06%

AEROSPACE & DEFENSE — 0.26%
United Technologies Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.38%, 11/01/19	$14,480	$14,577,566

		14,577,566
AGRICULTURE — 0.32%
BAT International Finance PLC FRN, (3 mo. LIBOR US + 0.510%)
1.64%, 06/15/18[a]	12,385	12,412,173
Philip Morris International Inc. FRN, (3 mo. LIBOR US + 0.420%)
1.47%, 02/21/20	4,910	4,930,789

		17,342,962
AUTO MANUFACTURERS — 6.31%
American Honda Finance Corp.
FRN, (3 mo. LIBOR US + 0.170%)
1.33%, 07/14/17	9,145	9,148,887
FRN, (3 mo. LIBOR US + 0.280%)
1.33%, 11/19/18	3,250	3,259,269
FRN, (3 mo. LIBOR US + 0.310%)
1.43%, 12/11/17	6,350	6,361,722
FRN, (3 mo. LIBOR US + 0.340%)
1.38%, 02/14/20	20,000	20,050,700
FRN, (3 mo. LIBOR US + 0.450%)
1.60%, 09/20/17[b]	15,900	15,930,862
FRN, (3 mo. LIBOR US + 0.460%)
1.62%, 07/13/18	2,500	2,512,180
FRN, (3 mo. LIBOR US + 0.825%)
1.88%, 02/22/19	1,350	1,367,222
Daimler Finance North America LLC
FRN, (3 mo. LIBOR US + 0.340%)
1.37%, 08/01/17[a]	13,750	13,758,690
FRN, (3 mo. LIBOR US + 0.420%)
1.48%, 03/02/18[a]	12,700	12,720,473
FRN, (3 mo. LIBOR US + 0.620%)
1.79%, 10/30/19[a]	1,765	1,774,213
FRN, (3 mo. LIBOR US + 0.630%)
1.78%, 01/06/20[a]	1,000	1,004,575
FRN, (3 mo. LIBOR US + 0.710%)
1.74%, 08/03/17[a]	13,379	13,403,350

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + 0.520%)
1.63%, 09/08/17	$13,400	$13,400,000
FRN, (3 mo. LIBOR US + 0.570%)
1.67%, 12/06/17	3,000	3,002,499
FRN, (3 mo. LIBOR US + 0.830%)
1.86%, 08/12/19	8,200	8,232,710
FRN, (3 mo. LIBOR US + 0.900%)
2.03%, 06/15/18	9,486	9,535,223
FRN, (3 mo. LIBOR US + 0.930%)
1.96%, 11/04/19	7,175	7,229,487
FRN, (3 mo. LIBOR US + 0.940%)
2.10%, 01/09/18	15,742	15,800,796
FRN, (3 mo. LIBOR US + 1.000%)
2.16%, 01/09/20	8,200	8,268,044
FRN, (3 mo. LIBOR US + 1.270%)
2.42%, 03/28/22	500	504,070
FRN, (3 mo. LIBOR US + 1.580%)
2.74%, 01/08/19[b]	13,045	13,273,131
Series 1
FRN, (3 mo. LIBOR US + 0.830%)
1.95%, 03/12/19[b]	15,550	15,592,218
General Motors Financial Co. Inc.
FRN, (3 mo. LIBOR US + 1.270%)
2.42%, 10/04/19[b]	2,000	2,027,398
FRN, (3 mo. LIBOR US + 1.360%)
2.52%, 04/10/18[b]	19,620	19,799,837
FRN, (3 mo. LIBOR US + 1.550%)
2.71%, 01/14/22	11,410	11,635,005
Hyundai Capital America
FRN, (3 mo. LIBOR US + 0.800%)
1.95%, 04/03/20[a]	1,945	1,948,139
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.520%)
1.64%, 09/13/19[a]	5,650	5,666,538
FRN, (3 mo. LIBOR US + 0.800%)
1.95%, 04/06/18[a,b]	12,240	12,301,371
FRN, (3 mo. LIBOR US + 0.890%)
2.05%, 01/13/22[a,b]	5,000	5,036,785
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.200%)
1.24%, 05/16/17	9,600	9,601,142

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.260%)
1.42%, 01/09/19	$2,850	$2,857,538
1.42%, 04/17/20	11,150	11,160,916
FRN, (3 mo. LIBOR US + 0.320%)
1.48%, 01/12/18[b]	8,579	8,596,930
FRN, (3 mo. LIBOR US + 0.370%)
1.49%, 03/12/20[b]	9,674	9,713,925
FRN, (3 mo. LIBOR US + 0.380%)
1.53%, 04/06/18	7,585	7,607,967
FRN, (3 mo. LIBOR US + 0.440%)
1.60%, 10/18/19[b]	9,000	9,037,674
FRN, (3 mo. LIBOR US + 0.690%)
1.85%, 01/11/22[b]	5,000	5,067,990
FRN, (3 mo. LIBOR US + 0.820%)
1.87%, 02/19/19[b]	12,596	12,757,493
Volkswagen Group of America Finance LLC
FRN, (3 mo. LIBOR US + 0.370%)
1.42%, 05/23/17[a]	3,800	3,800,270
FRN, (3 mo. LIBOR US + 0.440%)
1.49%, 11/20/17[a]	7,575	7,582,121
FRN, (3 mo. LIBOR US + 0.470%)
1.52%, 05/22/18[a]	4,300	4,299,157

		346,628,517
BANKS — 53.59%
ABN AMRO Bank NV
FRN, (3 mo. LIBOR US + 0.640%)
1.80%, 01/18/19[a]	12,200	12,236,258
American Express Bank FSB FRN, (1 mo. LIBOR US + 0.300%)
1.29%, 06/12/17	7,968	7,969,729
ANZ New Zealand Int’l Ltd./London FRN, (3 mo. LIBOR US + 1.000%)
2.17%, 01/25/22[a]	500	503,881
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.440%)
1.60%, 01/16/18[a]	3,300	3,307,102
FRN, (3 mo. LIBOR US + 0.660%)
1.82%, 09/23/19[a]	9,350	9,406,212
FRN, (3 mo. LIBOR US + 0.750%)
1.79%, 11/16/18[a,b]	5,400	5,443,702
FRN, (3 mo. LIBOR US + 0.990%)
2.04%, 06/01/21[a]	4,840	4,874,853

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
FRN, (3 mo. LIBOR US + 0.560%)
1.60%, 05/15/18[b]	$14,055	$14,113,230
FRN, (3 mo. LIBOR US + 0.870%)
1.92%, 11/23/21[a]	7,000	7,053,172
Banco Santander SA FRN, (3 mo. LIBOR US + 1.560%)
1.00%, 04/11/22	10,000	10,156,900
Bank Nederlandse Gemeenten NV FRN, (3 mo. LIBOR US + 0.070%)
1.23%, 07/14/17[a]	26,498	26,500,358
Bank of America Corp.
FRN, (3 mo. LIBOR US + 0.610%)
1.66%, 08/25/17	10,100	10,114,645
FRN, (3 mo. LIBOR US + 0.870%)
2.02%, 04/01/19	11,037	11,138,231
FRN, (3 mo. LIBOR US + 1.000%)
2.15%, 04/24/23 (Call 04/24/22)	8,000	8,011,760
FRN, (3 mo. LIBOR US + 1.040%)
2.20%, 01/15/19	14,700	14,862,023
FRN, (3 mo. LIBOR US + 1.070%)
2.23%, 03/22/18	14,573	14,678,275
FRN, (3 mo. LIBOR US + 1.420%)
2.58%, 04/19/21	7,200	7,415,086
Bank of America N.A.
FRN, (3 mo. LIBOR US + 0.300%)
1.43%, 06/15/17[b]	23,625	23,630,788
FRN, (3 mo. LIBOR US + 0.420%)
1.46%, 05/08/17	500	500,035
FRN, (3 mo. LIBOR US + 0.450%)
1.55%, 06/05/17	9,350	9,354,039
FRN, (3 mo. LIBOR US + 0.760%)
1.86%, 12/07/18[b]	8,510	8,571,689
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.250%)
1.41%, 07/14/17	5,350	5,353,087
FRN, (3 mo. LIBOR US + 0.600%)
1.72%, 12/12/19	6,790	6,832,852
1.76%, 04/09/18[b]	5,296	5,318,487
FRN, (3 mo. LIBOR US + 0.610%)
1.65%, 07/31/18	6,505	6,535,834

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.650%)
1.81%, 07/18/19	$4,750	$4,776,168
FRN, (3 mo. LIBOR US + 0.790%)
1.84%, 08/27/21[b]	8,192	8,291,074
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + 0.380%)
1.43%, 05/22/18[b]	3,650	3,660,486
FRN, (3 mo. LIBOR US + 0.480%)
1.60%, 09/11/19[b]	4,400	4,434,232
FRN, (3 mo. LIBOR US + 0.560%)
1.59%, 08/01/18[b]	3,000	3,018,210
FRN, (3 mo. LIBOR US + 0.870%)
1.91%, 08/17/20	9,140	9,300,837
Series 1
FRN, (3 mo. LIBOR US + 0.440%)
1.54%, 03/06/18[b]	2,295	2,302,250
Bank of Nova Scotia (The)
FRN, (3 mo. LIBOR US + 0.470%)
1.59%, 06/11/18	9,886	9,914,264
FRN, (3 mo. LIBOR US + 0.620%)
1.72%, 12/05/19[b]	5,000	5,030,065
FRN, (3 mo. LIBOR US + 0.640%)
1.74%, 03/07/22	6,530	6,539,429
FRN, (3 mo. LIBOR US + 0.830%)
1.99%, 01/15/19[b]	8,496	8,570,128
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
FRN, (3 mo. LIBOR US + 0.310%)
1.42%, 09/08/17[a,b]	4,000	3,999,720
FRN, (3 mo. LIBOR US + 0.550%)
1.65%, 03/05/18[a]	8,120	8,133,893
FRN, (3 mo. LIBOR US + 1.020%)
2.14%, 09/14/18[a]	4,000	4,025,480
Barclays PLC FRN, (3 mo. LIBOR US + 2.110%)
3.14%, 08/10/21	12,321	12,864,393
BB&T Corp.
FRN, (3 mo. LIBOR US + 0.570%)
1.70%, 06/15/20	20,500	20,594,136
FRN, (3 mo. LIBOR US + 0.660%)
1.69%, 02/01/19 (Call 01/02/19)[b]	11,651	11,730,856
FRN, (3 mo. LIBOR US + 0.860%)
1.99%, 06/15/18 (Call 05/15/18)	11,835	11,927,491

Security	Principal (000s)	Value
BNP Paribas SA FRN, (3 mo. LIBOR US + 0.460%)
1.49%, 05/07/17	$9,010	$9,010,541
BPCE SA FRN, (3 mo. LIBOR US + 0.630%)
1.78%, 06/17/17	8,050	8,056,601
Branch Banking & Trust Co. FRN, (3 mo. LIBOR US + 0.450%)
1.61%, 01/15/20[b]	11,700	11,723,061
Canadian Imperial Bank of Commerce FRN, (3 mo. LIBOR US + 0.520%)
1.62%, 09/06/19	5,930	5,963,564
Capital One Financial Corp. FRN, (3 mo. LIBOR US + 0.950%)
2.06%, 03/09/22 (Call 02/09/22)	1,500	1,500,327
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + 0.680%)
1.71%, 02/05/18 (Call 01/05/18)	1,400	1,403,636
FRN, (3 mo. LIBOR US + 0.765%)
1.88%, 09/13/19 (Call 08/13/19)	18,530	18,625,800
FRN, (3 mo. LIBOR US + 1.150%)
2.19%, 08/17/18 (Call 07/18/18)[b]	6,790	6,852,482
Citibank N.A. FRN, (3 mo. LIBOR US + 0.340%)
1.49%, 03/20/19	6,850	6,862,385
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.690%)
1.86%, 04/27/18	38,490	38,640,342
FRN, (3 mo. LIBOR US + 0.700%)
1.75%, 11/24/17	23,150	23,212,389
FRN, (3 mo. LIBOR US + 0.770%)
1.93%, 04/08/19	1,850	1,858,308
FRN, (3 mo. LIBOR US + 0.790%)
1.95%, 01/10/20 (Call 12/10/19)	6,000	6,026,472
FRN, (3 mo. LIBOR US + 0.860%)
1.96%, 12/07/18	12,150	12,240,469
FRN, (3 mo. LIBOR US + 0.880%)
2.05%, 07/30/18	19,730	19,860,356
FRN, (3 mo. LIBOR US + 0.930%)
2.03%, 06/07/19	21,480	21,622,692
FRN, (3 mo. LIBOR US + 0.960%)
2.12%, 04/25/22 (Call 03/25/22)	15,350	15,373,025

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.070%)
2.18%, 12/08/21 (Call 11/08/21)	$19,420	$19,586,332
FRN, (3 mo. LIBOR US + 1.310%)
2.48%, 10/26/20[b]	6,750	6,878,945
FRN, (3 mo. LIBOR US + 1.380%)
2.53%, 03/30/21[b]	10,550	10,793,009
FRN, (3 mo. LIBOR US + 1.700%)
2.74%, 05/15/18	28,666	29,074,720
Series 5
FRN, (3 mo. LIBOR US + 1.190%)
2.22%, 08/02/21[b]	12,880	13,091,245
Citizens Bank N.A./Providence RI FRN, (3 mo. LIBOR US + 0.540%)
1.60%, 03/02/20 (Call 02/03/20)[b]	12,250	12,266,844
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.270%)
1.38%, 09/08/17[a]	6,975	6,978,892
FRN, (3 mo. LIBOR US + 0.400%)
1.52%, 03/12/18[a,b]	11,605	11,619,205
FRN, (3 mo. LIBOR US + 0.450%)
1.56%, 03/10/20[a]	5,390	5,395,201
FRN, (3 mo. LIBOR US + 0.640%)
1.67%, 11/07/19[a]	13,380	13,477,246
FRN, (3 mo. LIBOR US + 0.700%)
1.81%, 03/10/22[a,b]	6,200	6,203,094
FRN, (3 mo. LIBOR US + 0.790%)
1.82%, 11/02/18[a]	9,115	9,187,501
FRN, (3 mo. LIBOR US + 0.830%)
1.93%, 09/06/21[a,b]	10,643	10,730,517
FRN, (3 mo. LIBOR US + 1.060%)
2.19%, 03/15/19[a]	9,290	9,414,309
Cooperatieve Rabobank UA/NY
FRN, (3 mo. LIBOR US + 0.510%)
1.55%, 08/09/19[b]	16,590	16,634,096
FRN, (3 mo. LIBOR US + 0.830%)
1.99%, 01/10/22[b]	3,700	3,732,464
Credit Agricole SA/London
FRN, (3 mo. LIBOR US + 0.545%)
1.66%, 06/12/17[a,b]	12,750	12,758,491
FRN, (3 mo. LIBOR US + 0.580%)
1.64%, 06/02/17[a]	1,000	1,000,294
FRN, (3 mo. LIBOR US + 0.800%)
1.96%, 04/15/19[a]	34,280	34,495,724

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.970%)
2.08%, 06/10/20[a]	$2,000	$2,012,040
FRN, (3 mo. LIBOR US + 1.430%)
2.59%, 01/10/22[a]	2,000	2,015,368
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + 0.490%)
1.54%, 05/26/17	9,820	9,823,250
FRN, (3 mo. LIBOR US + 0.680%)
1.85%, 04/27/18	5,000	5,016,670
FRN, (3 mo. LIBOR US + 0.690%)
1.86%, 01/29/18[b]	40,197	40,344,644
Credit Suisse Group Funding Guernsey Ltd. FRN, (3 mo. LIBOR US + 2.290%)
3.45%, 04/16/21[b]	5,250	5,515,913
Danske Bank A/S
FRN, (3 mo. LIBOR US + 0.510%)
1.57%, 03/02/20[a]	1,150	1,150,427
FRN, (3 mo. LIBOR US + 0.580%)
1.68%, 09/06/19[a]	7,880	7,908,384
DBS Group Holdings Ltd. FRN, (3 mo. LIBOR US + 0.500%)
1.66%, 07/16/19[a]	4,930	4,927,456
Deutsche Bank AG
FRN, (3 mo. LIBOR US + 1.310%)
2.36%, 08/20/20	7,300	7,320,922
FRN, (3 mo. LIBOR US + 1.450%)
2.61%, 01/18/19	15,900	16,032,558
FRN, (3 mo. LIBOR US + 1.910%)
2.94%, 05/10/19	9,342	9,496,797
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + 0.470%)
1.52%, 05/30/17	6,150	6,150,597
FRN, (3 mo. LIBOR US + 0.680%)
1.71%, 02/13/18	21,865	21,861,873
Dexia Credit Local SA FRN, (3 mo. LIBOR US + 0.600%)
1.76%, 03/23/18[a]	12,050	12,084,583
Dexia Credit Local SA/New York NY FRN, (3 mo. LIBOR US + 0.200%)
1.30%, 06/05/18[a]	7,730	7,712,878

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
FRN, (3 mo. LIBOR US + 0.625%)
1.73%, 06/04/17	$6,600	$6,603,260
FRN, (3 mo. LIBOR US + 0.670%)
1.72%, 05/22/17	24,105	24,114,039
FRN, (3 mo. LIBOR US + 0.730%)
1.88%, 12/27/20 (Call 12/27/19)	8,225	8,215,410
FRN, (3 mo. LIBOR US + 0.800%)
1.92%, 12/13/19	9,200	9,230,296
1.93%, 12/15/17[b]	13,590	13,633,474
FRN, (3 mo. LIBOR US + 1.020%)
2.17%, 10/23/19	7,780	7,868,498
FRN, (3 mo. LIBOR US + 1.040%)
2.20%, 04/25/19	9,755	9,866,041
FRN, (3 mo. LIBOR US + 1.100%)
2.14%, 11/15/18	46,440	46,976,568
FRN, (3 mo. LIBOR US + 1.110%)
2.28%, 04/26/22 (Call 04/26/21)	18,000	18,105,120
FRN, (3 mo. LIBOR US + 1.160%)
2.31%, 04/23/20 (Call 03/23/20)[b]	19,488	19,772,681
FRN, (3 mo. LIBOR US + 1.170%)
2.21%, 11/15/21 (Call 11/15/20)[b]	21,680	21,874,968
FRN, (3 mo. LIBOR US + 1.200%)
2.33%, 09/15/20 (Call 08/15/20)	17,840	18,113,184
2.37%, 04/30/18	34,000	34,292,468
FRN, (3 mo. LIBOR US + 1.360%)
2.52%, 04/23/21 (Call 03/23/21)	15,690	16,006,028
FRN, (3 mo. LIBOR US + 1.750%)
2.92%, 10/28/27 (Call 10/28/26)[b]	370	381,373
FRN, (3 mo. LIBOR US + 1.770%)
2.82%, 02/25/21[b]	14,090	14,598,085
HSBC Bank PLC FRN, (3 mo. LIBOR US + 0.640%)
1.68%, 05/15/18[a]	5,500	5,521,489
HSBC Holdings PLC
FRN, (3 mo. LIBOR US + 1.500%)
2.65%, 01/05/22[b]	15,000	15,425,280
FRN, (3 mo. LIBOR US + 1.660%)
2.71%, 05/25/21	17,760	18,353,006
FRN, (3 mo. LIBOR US + 2.240%)
3.35%, 03/08/21[b]	14,410	15,189,538
HSBC USA Inc.
FRN, (3 mo. LIBOR US + 0.340%)
1.37%, 11/13/17	4,940	4,943,873

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.610%)
1.64%, 11/13/19	$3,000	$3,012,198
FRN, (3 mo. LIBOR US + 0.880%)
2.04%, 09/24/18[b]	2,450	2,463,828
Huntington National Bank (The) FRN, (3 mo. LIBOR US + 0.510%)
1.62%, 03/10/20	700	700,333
ING Bank NV
FRN, (3 mo. LIBOR US + 0.690%)
1.84%, 10/01/19[a]	17,890	17,952,687
FRN, (3 mo. LIBOR US + 0.780%)
1.82%, 08/17/18[a]	5,400	5,427,022
FRN, (3 mo. LIBOR US + 1.130%)
2.29%, 03/22/19[a]	9,800	9,928,125
ING Groep NV FRN, (3 mo. LIBOR US + 1.150%)
2.30%, 03/29/22	9,160	9,235,194
JPMorgan Chase & Co.
FRN, (3 mo. LIBOR US + 0.550%)
1.66%, 03/09/21 (Call 03/09/20)[b]	16,950	16,894,811
1.71%, 04/25/18	31,165	31,294,397
FRN, (3 mo. LIBOR US + 0.630%)
1.80%, 01/28/19[b]	22,230	22,349,153
FRN, (3 mo. LIBOR US + 0.840%)
2.00%, 03/22/19 (Call 02/22/19)	17,300	17,474,540
FRN, (3 mo. LIBOR US + 0.900%)
2.06%, 01/25/18	38,655	38,870,927
FRN, (3 mo. LIBOR US + 0.955%)
2.11%, 01/23/20[b]	24,140	24,490,899
FRN, (3 mo. LIBOR US + 1.100%)
2.20%, 06/07/21 (Call 05/07/21)	9,540	9,682,423
FRN, (3 mo. LIBOR US + 1.205%)
2.38%, 10/29/20 (Call 09/29/20)[b]	15,940	16,267,248
FRN, (3 mo. LIBOR US + 1.480%)
2.53%, 03/01/21 (Call 02/01/21)	13,423	13,806,629
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + 0.400%)
1.52%, 06/14/17[b]	10,100	10,103,737
FRN, (3 mo. LIBOR US + 0.450%)
1.60%, 09/21/18 (Call 08/21/18)	9,770	9,799,584
FRN, (3 mo. LIBOR US + 0.590%)
1.75%, 09/23/19 (Call 08/23/19)	11,530	11,600,541

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
KfW FRN, (3 mo. LIBOR US + 0.160%)
1.31%, 12/29/17	$10,650	$10,648,402
Korea Development Bank (The) FRN, (3 mo. LIBOR US + 0.705%)
1.76%, 02/27/22	5,000	4,996,100
Landwirtschaftliche Rentenbank
FRN, (3 mo. LIBOR US + 0.250%)
1.34%, 06/03/21[a]	6,000	5,999,520
FRN, (3 mo. LIBOR US + 0.350%)
1.40%, 02/19/21[a]	15,930	15,923,309
Lloyds Bank PLC
FRN, (3 mo. LIBOR US + 0.550%)
1.59%, 05/14/18	4,930	4,944,519
FRN, (3 mo. LIBOR US + 1.000%)
2.15%, 01/22/19	2,940	2,968,518
Macquarie Bank Ltd.
FRN, (3 mo. LIBOR US + 0.630%)
1.80%, 10/27/17[a]	11,210	11,237,207
FRN, (3 mo. LIBOR US + 1.120%)
2.29%, 07/29/20[a]	7,930	7,999,840
FRN, (3 mo. LIBOR US + 1.180%)
2.34%, 01/15/19[a]	6,690	6,762,747
Manufacturers & Traders Trust Co. FRN, (3 mo. LIBOR US + 0.300%)
1.46%, 07/25/17	12,230	12,234,146
Mitsubishi UFJ Financial Group Inc.
FRN, (3 mo. LIBOR US + 0.920%)
1.97%, 02/22/22	11,895	11,973,769
FRN, (3 mo. LIBOR US + 1.060%)
2.18%, 09/13/21[b]	16,671	16,863,517
FRN, (3 mo. LIBOR US + 1.880%)
2.93%, 03/01/21	7,500	7,781,963
Mizuho Bank Ltd.
FRN, (3 mo. LIBOR US + 0.450%)
1.60%, 09/25/17[a]	8,255	8,261,777
FRN, (3 mo. LIBOR US + 0.640%)
1.79%, 03/26/18[a,b]	3,800	3,806,373
FRN, (3 mo. LIBOR US + 1.190%)
2.35%, 10/20/18[a]	8,500	8,582,374
Mizuho Financial Group Inc.
FRN, (3 mo. LIBOR US + 0.940%)
1.99%, 02/28/22[b]	20,000	20,075,180

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.140%)
2.26%, 09/13/21[b]	$11,071	$11,205,623
FRN, (3 mo. LIBOR US + 1.480%)
2.64%, 04/12/21[a]	6,050	6,184,080
Morgan Stanley
FRN, (3 mo. LIBOR US + 0.740%)
1.00%, 01/05/18	500	502,063
1.89%, 07/23/19	17,255	17,338,980
FRN, (3 mo. LIBOR US + 0.850%)
2.00%, 01/24/19	27,622	27,851,345
FRN, (3 mo. LIBOR US + 0.980%)
2.12%, 06/16/20	14,860	15,005,613
FRN, (3 mo. LIBOR US + 1.140%)
2.31%, 01/27/20[b]	7,840	7,973,719
FRN, (3 mo. LIBOR US + 1.180%)
2.34%, 01/20/22 (Call 01/20/21)	39,550	39,916,233
FRN, (3 mo. LIBOR US + 1.280%)
2.44%, 04/25/18[b]	31,803	32,135,214
FRN, (3 mo. LIBOR US + 1.375%)
2.41%, 02/01/19	24,390	24,792,923
FRN, (3 mo. LIBOR US + 1.400%)
2.55%, 10/24/23 (Call 10/24/22)[b]	1,500	1,523,511
2.56%, 04/21/21 [b]	23,190	23,752,566
Series 3NC2
FRN, (3 mo. LIBOR US + 0.800%)
1.84%, 02/14/20 (Call 02/14/19)[b]	41,600	41,713,318
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + 0.280%)
1.43%, 06/30/17[a]	12,900	12,904,966
FRN, (3 mo. LIBOR US + 0.640%)
1.79%, 07/23/18 [a]	5,650	5,677,403
FRN, (3 mo. LIBOR US + 0.780%)
1.94%, 01/14/19[a]	5,930	5,973,811
FRN, (3 mo. LIBOR US + 0.890%)
2.05%, 01/10/22[a,b]	8,300	8,377,348
FRN, (3 mo. LIBOR US + 1.000%)
2.16%, 07/12/21[a]	7,940	8,046,706
National Bank of Canada FRN, (3 mo. LIBOR US + 0.840%)
1.96%, 12/14/18	3,000	3,018,072
Nederlandse Waterschapsbank NV FRN, (3 mo. LIBOR US + 0.230%)
1.27%, 02/14/18[a]	42,580	42,658,773

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Nordea Bank AB
FRN, (3 mo. LIBOR US + 0.840%)
1.99%, 09/17/18[a]	$5,140	$5,185,556
FRN, (3 mo. LIBOR US + 0.990%)
2.04%, 05/27/21[a]	4,940	5,015,132
Oesterreichische Kontrollbank AG
FRN, (3 mo. LIBOR US + 0.160%)
1.19%, 11/04/19	5,130	5,141,696
FRN, (3 mo. LIBOR US + 0.180%)
1.21%, 08/10/17	7,980	7,981,859
PNC Bank N.A.
FRN, (3 mo. LIBOR US + 0.300%)
1.33%, 08/01/17[b,c]	1,600	1,600,800
FRN, (3 mo. LIBOR US + 0.370%)
1.47%, 06/07/17[c]	19,332	19,336,930
FRN, (3 mo. LIBOR US + 0.400%)
1.50%, 12/07/18[c]	1,000	1,003,948
FRN, (3 mo. LIBOR US + 0.420%)
1.47%, 06/01/18[b,c]	2,075	2,078,594
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.240%)
1.38%, 06/16/17[b]	5,400	5,400,869
FRN, (3 mo. LIBOR US + 0.260%)
1.42%, 10/13/17[b]	8,650	8,655,207
FRN, (3 mo. LIBOR US + 0.380%)
1.48%, 03/02/20[b]	6,670	6,676,203
FRN, (3 mo. LIBOR US + 0.480%)
1.65%, 07/29/19	5,893	5,910,390
FRN, (3 mo. LIBOR US + 0.520%)
1.62%, 03/06/20[b]	12,955	13,012,442
FRN, (3 mo. LIBOR US + 0.530%)
1.66%, 03/15/19[b]	12,697	12,747,394
FRN, (3 mo. LIBOR US + 0.540%)
1.71%, 07/30/18[b]	500	502,202
FRN, (3 mo. LIBOR US + 0.710%)
1.87%, 04/15/19	1,000	1,009,676
FRN, (3 mo. LIBOR US + 0.730%)
1.77%, 02/01/22[b]	21,000	21,142,380
Skandinaviska Enskilda Banken AB FRN, (3 mo. LIBOR US + 0.570%)
1.69%, 09/13/19[a]	5,930	5,948,899

Security	Principal (000s)	Value
Standard Chartered PLC
FRN, (3 mo. LIBOR US + 0.340%)
1.45%, 09/08/17[a]	$10,880	$10,878,803
FRN, (3 mo. LIBOR US + 1.130%)
2.18%, 08/19/19[a]	13,700	13,812,532
State Street Corp. FRN, (3 mo. LIBOR US + 0.900%)
1.95%, 08/18/20	11,823	12,068,150
Sumitomo Mitsui Banking Corp.
FRN, (3 mo. LIBOR US + 0.320%)
1.48%, 07/11/17	7,250	7,251,653
FRN, (3 mo. LIBOR US + 0.540%)
1.70%, 01/11/19[b]	1,250	1,250,903
FRN, (3 mo. LIBOR US + 0.580%)
1.74%, 01/16/18	19,715	19,762,296
FRN, (3 mo. LIBOR US + 0.670%)
1.83%, 10/19/18	6,900	6,916,284
FRN, (3 mo. LIBOR US + 0.740%)
1.89%, 07/23/18	17,105	17,205,116
FRN, (3 mo. LIBOR US + 0.940%)
2.10%, 01/18/19	5,250	5,296,037
Sumitomo Mitsui Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.110%)
2.27%, 07/14/21	11,550	11,692,388
FRN, (3 mo. LIBOR US + 1.140%)
2.30%, 10/19/21	12,050	12,233,052
FRN, (3 mo. LIBOR US + 1.680%)
2.79%, 03/09/21[b]	8,900	9,179,878
Sumitomo Mitsui Trust Bank Ltd. FRN, (3 mo. LIBOR US + 0.510%)
1.61%, 03/06/19[a,b]	17,031	17,038,000
SunTrust Bank/Atlanta GA FRN, (3 mo. LIBOR US + 0.530%)
1.56%, 01/31/20 (Call 12/31/19)	11,950	12,022,226
Svenska Handelsbanken AB FRN, (3 mo. LIBOR US + 0.490%)
1.59%, 09/06/19	16,680	16,739,147
Swedbank AB FRN, (3 mo. LIBOR US + 0.700%)
1.82%, 03/14/22[a]	300	300,443
Toronto-Dominion Bank (The)
FRN, (3 mo. LIBOR US + 0.240%)
1.27%, 05/02/17	8,224	8,224,000
FRN, (3 mo. LIBOR US + 0.420%)
1.58%, 01/18/19[b]	7,370	7,394,409

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.440%)
1.59%, 07/02/19[b]	$12,655	$12,700,558
FRN, (3 mo. LIBOR US + 0.560%)
1.59%, 11/05/19[b]	8,821	8,872,056
FRN, (3 mo. LIBOR US + 0.840%)
1.99%, 01/22/19[b]	6,760	6,828,073
FRN, (3 mo. LIBOR US + 0.930%)
2.05%, 12/14/20	2,440	2,477,381
FRN, (3 mo. LIBOR US + 1.000%)
2.15%, 04/07/21[b]	14,436	14,708,133
Series 1
FRN, (3 mo. LIBOR US + 0.550%)
1.72%, 04/30/18[b]	9,670	9,710,256
U.S. Bancorp. FRN, (3 mo. LIBOR US + 0.490%)
1.53%, 11/15/18 (Call 10/15/18)	7,150	7,184,627
U.S. Bank N.A./Cincinnati OH
FRN, (3 mo. LIBOR US + 0.200%)
1.32%, 09/11/17 (Call 08/11/17)[b]	1,105	1,105,503
FRN, (3 mo. LIBOR US + 0.300%)
1.47%, 01/26/18 (Call 12/26/17)	6,425	6,433,911
FRN, (3 mo. LIBOR US + 0.320%)
1.47%, 01/24/20 (Call 12/24/19)	20,900	20,948,404
FRN, (3 mo. LIBOR US + 0.480%)
1.65%, 10/28/19 (Call 09/28/19)	6,980	7,030,786
FRN, (3 mo. LIBOR US + 0.580%)
1.75%, 01/29/18 (Call 12/29/17)[b]	8,185	8,213,304
UBS AG/Stamford CT
FRN, (3 mo. LIBOR US + 0.560%)
1.61%, 06/01/17	19,525	19,534,528
FRN, (3 mo. LIBOR US + 0.640%)
1.68%, 08/14/19	6,680	6,712,084
FRN, (3 mo. LIBOR US + 0.700%)
1.85%, 03/26/18	13,150	13,198,694
UBS Group Funding Jersey Ltd.
FRN, (3 mo. LIBOR US + 1.530%)
2.56%, 02/01/22[a]	5,000	5,130,460
FRN, (3 mo. LIBOR US + 1.780%)
2.94%, 04/14/21[a]	17,570	18,152,674
Wachovia Corp. FRN, (3 mo. LIBOR US + 0.270%)
1.40%, 06/15/17	14,626	14,631,090

Security	Principal (000s)	Value
Wells Fargo & Co.
FRN, (3 mo. LIBOR US + 0.260%)
1.37%, 09/08/17[b]	$7,950	$7,956,265
FRN, (3 mo. LIBOR US + 0.300%)
1.36%, 06/02/17	19,108	19,111,401
FRN, (3 mo. LIBOR US + 0.400%)
1.52%, 09/14/18	8,650	8,668,805
FRN, (3 mo. LIBOR US + 0.460%)
1.61%, 04/22/19	21,268	21,348,436
FRN, (3 mo. LIBOR US + 0.630%)
1.78%, 04/23/18	27,070	27,187,646
FRN, (3 mo. LIBOR US + 0.880%)
2.03%, 07/22/20	16,055	16,254,740
FRN, (3 mo. LIBOR US + 0.930%)
1.96%, 02/11/22 (Call 02/11/21)[b]	6,750	6,788,475
FRN, (3 mo. LIBOR US + 1.010%)
2.11%, 12/07/20[b]	8,440	8,549,551
FRN, (3 mo. LIBOR US + 1.025%)
2.19%, 07/26/21	20,930	21,245,624
FRN, (3 mo. LIBOR US + 1.340%)
2.44%, 03/04/21[b]	31,580	32,419,649
Series N
FRN, (3 mo. LIBOR US + 0.680%)
1.85%, 01/30/20	10,530	10,587,410
Wells Fargo Bank N.A.
FRN, (3 mo. LIBOR US + 0.260%)
1.39%, 06/15/17	12,600	12,605,594
FRN, (3 mo. LIBOR US + 0.500%)
1.55%, 11/28/18	3,800	3,820,824
FRN, (3 mo. LIBOR US + 0.600%)
1.65%, 05/24/19[b]	22,280	22,451,623
FRN, (3 mo. LIBOR US + 0.650%)
1.75%, 12/06/19	11,300	11,394,310
FRN, (3 mo. LIBOR US + 0.740%)
1.89%, 01/22/18	35,800	35,960,921
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.330%)
1.38%, 05/19/17	6,895	6,896,014
FRN, (3 mo. LIBOR US + 0.370%)
1.42%, 12/01/17	8,395	8,409,154
FRN, (3 mo. LIBOR US + 0.430%)
1.48%, 05/25/18	25,241	25,298,979
1.53%, 03/06/20	17,275	17,285,330

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.560%)
1.61%, 08/19/19	$9,025	$9,060,586
FRN, (3 mo. LIBOR US + 0.710%)
1.74%, 05/13/19[b]	3,550	3,574,790
FRN, (3 mo. LIBOR US + 0.740%)
1.79%, 11/23/18	17,150	17,281,986
1.91%, 07/30/18[b]	9,927	9,990,612
FRN, (3 mo. LIBOR US + 0.850%)
1.90%, 08/19/21	4,694	4,730,547
2.01%, 01/11/22	2,650	2,668,653

		2,945,306,703
BEVERAGES — 0.87%
Anheuser-Busch InBev Finance Inc.
FRN, (3 mo. LIBOR US + 0.400%)
1.43%, 02/01/19	1,450	1,454,778
FRN, (3 mo. LIBOR US + 1.260%)
2.29%, 02/01/21	3,950	4,073,161
Anheuser-Busch InBev Worldwide Inc. FRN, (3 mo. LIBOR US + 0.690%)
1.72%, 08/01/18	8,300	8,356,025
PepsiCo Inc.
FRN, (3 mo. LIBOR US + 0.040%)
1.00%, 05/02/19	9,670	9,669,903
FRN, (3 mo. LIBOR US + 0.250%)
1.41%, 07/17/17[b]	3,800	3,802,842
FRN, (3 mo. LIBOR US + 0.350%)
1.51%, 10/13/17	20,550	20,585,737

		47,942,446
BIOTECHNOLOGY — 0.28%
Amgen Inc.
FRN, (3 mo. LIBOR US + 0.380%)
1.43%, 05/22/17	10,163	10,164,971
FRN, (3 mo. LIBOR US + 0.600%)
1.65%, 05/22/19	1,505	1,516,950
Baxalta Inc. FRN, (3 mo. LIBOR US + 0.780%)
1.94%, 06/22/18	3,700	3,716,765

		15,398,686
BUILDING MATERIALS — 0.08%
Martin Marietta Materials Inc. FRN, (3 mo. LIBOR US + 1.100%)
2.25%, 06/30/17	4,460	4,464,915

		4,464,915

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.08%
Moody’s Corp. FRN, (3 mo. LIBOR US + 0.350%)
1.41%, 09/04/18	$4,385	$4,393,454

		4,393,454
COMPUTERS — 3.29%
Apple Inc.
FRN, (3 mo. LIBOR US + 0.070%)
1.10%, 05/05/17	5,944	5,944,077
FRN, (3 mo. LIBOR US + 0.080%)
1.12%, 02/08/19	2,300	2,300,407
FRN, (3 mo. LIBOR US + 0.140%)
1.17%, 08/02/19	15,570	15,590,661
FRN, (3 mo. LIBOR US + 0.200%)
1.24%, 02/07/20	12,225	12,261,602
FRN, (3 mo. LIBOR US + 0.250%)
1.28%, 05/03/18	39,053	39,139,268
1.29%, 02/07/20	6,500	6,528,574
FRN, (3 mo. LIBOR US + 0.300%)
1.33%, 05/06/19[b]	18,005	18,084,708
1.33%, 05/06/20	5,600	5,626,650
FRN, (3 mo. LIBOR US + 0.500%)
1.54%, 02/09/22	18,300	18,505,601
FRN, (3 mo. LIBOR US + 0.820%)
1.87%, 02/22/19	10,675	10,833,769
FRN, (3 mo. LIBOR US + 1.130%)
2.18%, 02/23/21[b]	6,190	6,384,348
Hewlett Packard Enterprise Co.
FRN, (3 mo. LIBOR US + 1.740%)
2.89%, 10/05/17	1,950	1,960,396
FRN, (3 mo. LIBOR US + 1.930%)
3.08%, 10/05/18	1,425	1,452,602
International Business Machines Corp.
FRN, (3 mo. LIBOR US + 0.190%)
1.22%, 02/06/18	2,000	2,003,704
FRN, (3 mo. LIBOR US + 0.230%)
1.40%, 01/27/20	11,950	11,996,091
FRN, (3 mo. LIBOR US + 0.370%)
1.40%, 02/12/19[b]	18,048	18,144,810
FRN, (3 mo. LIBOR US + 0.580%)
1.61%, 11/06/21[b]	4,000	4,030,136

		180,787,404

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.07%
Procter & Gamble Co. (The) FRN, (3 mo. LIBOR US + 0.270%)
1.30%, 11/01/19	$3,846	$3,855,103

		3,855,103
DIVERSIFIED FINANCIAL SERVICES — 2.05%
American Express Co. FRN, (3 mo. LIBOR US + 0.590%)
1.64%, 05/22/18	12,818	12,883,461
American Express Credit Corp.
FRN, (3 mo. LIBOR US + 0.270%)
1.37%, 06/05/17	14,580	14,583,864
FRN, (3 mo. LIBOR US + 0.300%)
1.46%, 09/22/17	15,530	15,545,344
FRN, (3 mo. LIBOR US + 0.330%)
1.00%, 05/03/19	885	885,281
FRN, (3 mo. LIBOR US + 0.430%)
1.52%, 03/03/20 (Call 02/03/20)	400	400,918
FRN, (3 mo. LIBOR US + 0.490%)
1.53%, 08/15/19[b]	17,100	17,139,604
FRN, (3 mo. LIBOR US + 0.550%)
1.70%, 03/18/19[b]	17,550	17,640,926
FRN, (3 mo. LIBOR US + 0.570%)
1.74%, 10/30/19 (Call 09/30/19)	4,000	4,008,400
FRN, (3 mo. LIBOR US + 0.610%)
1.78%, 07/31/18 (Call 06/30/18)	13,275	13,334,923
FRN, (3 mo. LIBOR US + 0.700%)
1.79%, 03/03/22 (Call 02/03/22)	1,615	1,623,319
FRN, (3 mo. LIBOR US + 0.730%)
1.78%, 05/26/20 (Call 04/25/20)	5,150	5,195,552
Series F
FRN, (3 mo. LIBOR US + 1.050%)
2.17%, 09/14/20 (Call 08/14/20)[b]	5,100	5,185,532
Protective Life Global Funding FRN, (3 mo. LIBOR US + 0.550%)
1.66%, 06/08/18[a]	500	501,520
Synchrony Financial FRN, (3 mo. LIBOR US + 1.400%)
2.44%, 11/09/17	3,250	3,267,062
USAA Capital Corp. FRN, (3 mo. LIBOR US + 0.230%)
1.26%, 02/01/19[a]	250	249,967

		112,445,673

Security	Principal (000s)	Value
ELECTRIC — 0.05%
Duke Energy Progress LLC FRN, (3 mo. LIBOR US + 0.200%)
1.26%, 11/20/17	$3,030	$3,030,097

		3,030,097
FOOD — 0.42%
Mondelez International Holdings Netherlands BV FRN, (3 mo. LIBOR US + 0.610%)
1.78%, 10/28/19[a]	18,030	18,098,803
Mondelez International Inc. FRN, (3 mo. LIBOR US + 0.520%)
1.55%, 02/01/19	5,200	5,221,502

		23,320,305
HEALTH CARE – PRODUCTS — 0.24%
Medtronic Inc. FRN, (3 mo. LIBOR US + 0.800%)
1.93%, 03/15/20	12,726	12,956,315

		12,956,315
HEALTH CARE – SERVICES — 0.44%
Roche Holdings Inc.
FRN, (3 mo. LIBOR US + 0.090%)
1.24%, 09/29/17[a]	7,230	7,232,682
FRN, (3 mo. LIBOR US + 0.340%)
1.49%, 09/30/19[a]	16,830	16,884,193

		24,116,875
INSURANCE — 2.00%
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + 0.125%)
1.16%, 08/14/17	3,976	3,978,087
FRN, (3 mo. LIBOR US + 0.250%)
1.41%, 01/11/19	1,158	1,160,950
FRN, (3 mo. LIBOR US + 0.300%)
1.46%, 01/12/18[b]	14,792	14,828,403
FRN, (3 mo. LIBOR US + 0.320%)
1.48%, 01/10/20	6,129	6,154,374
FRN, (3 mo. LIBOR US + 0.550%)
1.65%, 03/07/18	19,369	19,467,453
FRN, (3 mo. LIBOR US + 0.690%)
1.82%, 03/15/19	7,605	7,688,830

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + 0.340%)
1.46%, 09/14/18[a]	$6,200	$6,216,008
FRN, (3 mo. LIBOR US + 0.430%)
1.58%, 12/19/18[a,b]	5,070	5,085,403
New York Life Global Funding
FRN, (3 mo. LIBOR US + 0.390%)
1.54%, 10/24/19[a]	3,000	3,014,535
FRN, (3 mo. LIBOR US + 0.400%)
1.55%, 04/06/18[a]	9,930	9,963,534
Principal Life Global Funding II FRN, (3 mo. LIBOR US + 0.500%)
1.55%, 12/01/17[a,b]	28,486	28,570,262
Prudential Financial Inc. FRN, (3 mo. LIBOR US + 0.780%)
1.82%, 08/15/18	3,930	3,952,495

		110,080,334
INTERNET — 0.42%
eBay Inc.
FRN, (3 mo. LIBOR US + 0.200%)
1.37%, 07/28/17[b]	13,355	13,358,566
FRN, (3 mo. LIBOR US + 0.480%)
1.51%, 08/01/19	9,650	9,665,343

		23,023,909
MACHINERY — 0.65%
Caterpillar Financial Services Corp.
FRN, (3 mo. LIBOR US + 0.170%)
1.28%, 06/09/17[b]	5,935	5,935,777
FRN, (3 mo. LIBOR US + 0.510%)
1.67%, 01/10/20	1,000	1,004,398
FRN, (3 mo. LIBOR US + 0.700%)
1.75%, 02/23/18	9,150	9,186,216
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + 0.220%)
1.35%, 12/15/17	275	275,294
FRN, (3 mo. LIBOR US + 0.290%)
1.45%, 01/16/18[b]	13,280	13,300,611
FRN, (3 mo. LIBOR US + 0.300%)
1.43%, 03/13/20[b]	1,750	1,752,987
FRN, (3 mo. LIBOR US + 0.450%)
1.61%, 07/11/17[b]	4,410	4,413,409

		35,868,692

Security	Principal (000s)	Value
MANUFACTURING — 0.82%
General Electric Co.
FRN, (3 mo. LIBOR US + 0.270%)
1.30%, 08/07/18	$4,178	$4,186,740
FRN, (3 mo. LIBOR US + 0.510%)
1.67%, 01/14/19	1,540	1,550,041
FRN, (3 mo. LIBOR US + 0.620%)
1.78%, 01/09/20 (Call 12/09/19)	4,576	4,627,837
FRN, (3 mo. LIBOR US + 0.710%)
1.86%, 04/02/18	645	649,081
Siemens Financieringsmaatschappij NV
FRN, (3 mo. LIBOR US + 0.280%)
1.33%, 05/25/18[a]	13,540	13,566,917
FRN, (3 mo. LIBOR US + 0.320%)
1.44%, 09/13/19[a]	6,530	6,548,023
FRN, (3 mo. LIBOR US + 0.340%)
1.48%, 03/16/20[a]	6,250	6,259,875
FRN, (3 mo. LIBOR US + 0.610%)
1.75%, 03/16/22[a]	7,500	7,585,500

		44,974,014
MEDIA — 0.82%
NBCUniversal Enterprise Inc. FRN, (3 mo. LIBOR US + 0.685%)
1.84%, 04/15/18[a,b]	27,080	27,245,946
Walt Disney Co. (The)
FRN, (3 mo. LIBOR US + 0.130%)
1.23%, 03/04/20	2,950	2,951,979
FRN, (3 mo. LIBOR US + 0.320%)
1.48%, 01/08/19	4,450	4,464,374
FRN, (3 mo. LIBOR US + 0.390%)
1.49%, 03/04/22	10,630	10,676,241

		45,338,540
MINING — 0.08%
Glencore Funding LLC FRN, (3 mo. LIBOR US + 1.360%)
2.52%, 01/15/19[a]	4,280	4,317,450

		4,317,450
OIL & GAS — 4.85%
BP Capital Markets PLC
FRN, (3 mo. LIBOR US + 0.350%)
1.39%, 08/14/18	1,410	1,413,129

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.425%)
1.46%, 02/13/18	$2,500	$2,506,703
FRN, (3 mo. LIBOR US + 0.510%)
1.54%, 05/10/18	3,530	3,541,345
FRN, (3 mo. LIBOR US + 0.630%)
1.78%, 09/26/18[b]	4,413	4,435,281
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.090%)
1.18%, 02/28/19	1,200	1,200,982
FRN, (3 mo. LIBOR US + 0.170%)
1.21%, 11/15/17	16,938	16,957,191
1.23%, 03/02/18[b]	9,000	9,014,724
FRN, (3 mo. LIBOR US + 0.210%)
1.30%, 03/03/20[b]	3,750	3,756,698
FRN, (3 mo. LIBOR US + 0.360%)
1.40%, 11/09/17	15,445	15,474,793
FRN, (3 mo. LIBOR US + 0.410%)
1.45%, 11/15/19[b]	5,600	5,641,485
FRN, (3 mo. LIBOR US + 0.480%)
1.57%, 03/03/22	3,740	3,748,983
FRN, (3 mo. LIBOR US + 0.500%)
1.54%, 05/16/18	11,838	11,898,054
FRN, (3 mo. LIBOR US + 0.510%)
1.55%, 11/16/18	2,800	2,818,684
FRN, (3 mo. LIBOR US + 0.530%)
1.00%, 03/03/22	2,436	2,451,196
CNPC General Capital Ltd. FRN, (3 mo. LIBOR US + 0.900%)
1.94%, 05/14/17[d]	10,930	10,930,918
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + 0.050%)
1.10%, 03/01/18	7,700	7,705,005
FRN, (3 mo. LIBOR US + 0.150%)
1.28%, 03/15/19[b]	8,944	8,953,570
FRN, (3 mo. LIBOR US + 0.370%)
1.00%, 03/06/22	2,430	2,446,400
FRN, (3 mo. LIBOR US + 0.600%)
1.65%, 02/28/18	21,803	21,923,505
Petroleos Mexicanos
FRN, (3 mo. LIBOR US + 2.020%)
3.18%, 07/18/18	8,240	8,338,880
FRN, (3 mo. LIBOR US + 3.650%)
4.77%, 03/11/22 [a]	500	543,075

Security	Principal (000s)	Value
Shell International Finance BV
FRN, (3 mo. LIBOR US + 0.320%)
1.35%, 05/10/17	$9,340	$9,341,037
FRN, (3 mo. LIBOR US + 0.350%)
1.47%, 09/12/19	6,001	6,025,862
FRN, (3 mo. LIBOR US + 0.450%)
1.48%, 05/11/20[b]	12,683	12,772,085
FRN, (3 mo. LIBOR US + 0.580%)
1.61%, 11/10/18	12,701	12,786,630
Sinopec Group Overseas Development 2014 Ltd. FRN, (3 mo. LIBOR US + 0.920%)
2.08%, 04/10/19[a]	10,930	10,965,785
Statoil ASA
FRN, (3 mo. LIBOR US + 0.200%)
1.24%, 11/09/17 [b]	20,085	20,106,391
FRN, (3 mo. LIBOR US + 0.290%)
1.33%, 05/15/18	28,135	28,200,470
FRN, (3 mo. LIBOR US + 0.460%)
1.50%, 11/08/18	15,778	15,868,708
Total Capital International SA FRN, (3 mo. LIBOR US + 0.570%)
1.60%, 08/10/18	4,803	4,824,561

		266,592,130
PHARMACEUTICALS — 1.60%
Actavis Funding SCS
FRN, (3 mo. LIBOR US + 1.080%)
2.20%, 03/12/18	5,450	5,484,193
FRN, (3 mo. LIBOR US + 1.255%)
2.37%, 03/12/20[b]	18,985	19,391,488
AstraZeneca PLC FRN, (3 mo. LIBOR US + 0.530%)
1.57%, 11/16/18[b]	6,710	6,749,602
Bayer U.S. Finance LLC FRN, (3 mo. LIBOR US + 0.280%)
1.43%, 10/06/17[a,b]	7,280	7,280,248
Johnson & Johnson FRN, (3 mo. LIBOR US + 0.270%)
1.32%, 03/01/19	500	502,684
Merck & Co. Inc.
FRN, (3 mo. LIBOR US + 0.360%)
1.41%, 05/18/18[b]	17,156	17,216,046

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.375%)
1.41%, 02/10/20[b]	$19,035	$19,209,608
Pfizer Inc.
FRN, (3 mo. LIBOR US + 0.150%)
1.19%, 05/15/17	5,430	5,430,603
FRN, (3 mo. LIBOR US + 0.300%)
1.43%, 06/15/18	6,630	6,654,140

		87,918,612
PIPELINES — 0.16%
Enbridge Inc. FRN, (3 mo. LIBOR US + 0.450%)
1.51%, 06/02/17	6,845	6,845,589
TransCanada PipeLines Ltd. FRN, (3 mo. LIBOR US + 0.790%)
1.95%, 01/12/18	1,950	1,958,147

		8,803,736
RETAIL — 0.25%
Home Depot Inc. (The) FRN, (3 mo. LIBOR US + 0.370%)
1.50%, 09/15/17	6,085	6,095,278
Lowe’s Companies Inc. FRN, (3 mo. LIBOR US + 0.420%)
1.53%, 09/10/19	7,350	7,398,598

		13,493,876
SOFTWARE — 0.53%
Oracle Corp.
FRN, (3 mo. LIBOR US + 0.200%)
1.35%, 07/07/17	13,395	13,403,171
FRN, (3 mo. LIBOR US + 0.510%)
1.67%, 10/08/19[b]	5,618	5,675,000
FRN, (3 mo. LIBOR US + 0.580%)
1.74%, 01/15/19[b]	9,916	10,010,073

		29,088,244
TELECOMMUNICATIONS — 3.53%
AT&T Inc.
FRN, (3 mo. LIBOR US + 0.650%)
1.81%, 01/15/20	9,050	9,106,734
FRN, (3 mo. LIBOR US + 0.670%)
1.79%, 03/11/19	14,730	14,830,414
FRN, (3 mo. LIBOR US + 0.910%)
1.96%, 11/27/18	5,080	5,123,835
FRN, (3 mo. LIBOR US + 0.930%)
2.08%, 06/30/20[b]	14,183	14,397,873

Security	Principal (000s)	Value
Cisco Systems Inc.
FRN, (3 mo. LIBOR US + 0.310%)
1.44%, 06/15/18	$11,743	$11,780,719
FRN, (3 mo. LIBOR US + 0.340%)
1.49%, 09/20/19[b]	7,930	7,972,735
FRN, (3 mo. LIBOR US + 0.500%)
1.55%, 03/01/19[b]	10,150	10,239,990
FRN, (3 mo. LIBOR US + 0.600%)
1.65%, 02/21/18	5,071	5,099,955
Deutsche Telekom International Finance BV FRN, (3 mo. LIBOR US + 0.580%)
1.74%, 01/17/20[a]	9,750	9,770,134
Telefonica Emisiones SAU FRN, (3 mo. LIBOR US + 0.650%)
1.81%, 06/23/17	7,230	7,234,844
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + 0.370%)
1.41%, 08/15/19[b]	8,280	8,271,000
FRN, (3 mo. LIBOR US + 0.400%)
1.51%, 06/09/17	30,530	30,540,899
FRN, (3 mo. LIBOR US + 0.770%)
1.92%, 06/17/19[b]	17,193	17,330,200
FRN, (3 mo. LIBOR US + 1.000%)
2.14%, 03/16/22	12,000	12,130,944
FRN, (3 mo. LIBOR US + 1.750%)
2.87%, 09/14/18	29,580	30,183,905

		194,014,181

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,603,156,174)		4,620,080,739

FOREIGN GOVERNMENT OBLIGATIONS[e] — 16.07%

CANADA — 1.35%
Export Development Canada
FRN, (3 mo. LIBOR US + 0.010%)
1.04%, 08/13/19[a,b]	27,500	27,498,790
FRN, (3 mo. LIBOR US + 0.130%)
1.18%, 11/23/20[a]	12,000	11,990,880
Province of Quebec Canada
FRN, (3 mo. LIBOR US + 0.230%)
1.33%, 09/04/18	15,240	15,252,878
FRN, (3 mo. LIBOR US + 0.280%)
1.44%, 07/21/19	19,400	19,411,834

		74,154,382

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
JAPAN — 0.30%
Japan Bank for International Cooperation/Japan
FRN, (3 mo. LIBOR US + 0.360%)
1.39%, 11/13/18[b]	$10,430	$10,410,026
FRN, (3 mo. LIBOR US + 0.570%)
1.62%, 02/24/20	6,000	5,996,298

		16,406,324
NORWAY — 1.40%
Kommunalbanken AS
FRN, (3 mo. LIBOR US + 0.070%)
1.22%, 03/17/20[a,b]	13,230	13,221,705
FRN, (3 mo. LIBOR US + 0.120%)
1.15%, 05/02/17[a,b]	19,430	19,430,000
FRN, (3 mo. LIBOR US + 0.130%)
1.16%, 05/02/19[a]	10,000	10,014,930
1.24%, 09/08/21[a]	6,200	6,197,005
FRN, (3 mo. LIBOR US + 0.180%)
1.23%, 02/20/18[a]	28,000	28,035,280

		76,898,920
SOUTH KOREA — 0.42%
Export-Import Bank of Korea
FRN, (3 mo. LIBOR US + 0.460%)
1.62%, 10/21/19[b]	6,000	5,992,200
FRN, (3 mo. LIBOR US + 0.875%)
2.03%, 01/25/22[b]	17,100	17,159,508

		23,151,708
SUPRANATIONAL — 11.33%
African Development Bank
FRN, (1 mo. LIBOR US + 0.280%)
1.26%, 08/02/17	13,280	13,279,336
FRN, (3 mo. LIBOR US + 0.040%)
1.07%, 08/01/18[b]	17,965	17,944,322
FRN, (3 mo. LIBOR US + 0.190%)
1.32%, 06/15/20[b]	7,650	7,644,951
Asian Development Bank
FRN, (3 mo. LIBOR US + 0.010%)
1.17%, 07/10/19[b]	14,735	14,728,546
FRN, (3 mo. LIBOR US + 0.020%)
1.07%, 02/28/18	18,320	18,321,795
FRN, (3 mo. LIBOR US + 0.050%)
1.19%, 03/16/21	6,625	6,609,683
1.21%, 10/19/17	13,150	13,143,964

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.150%)
1.19%, 02/08/18	$10,465	$10,476,491
FRN, (3 mo. LIBOR US + 0.190%)
1.33%, 06/16/21	23,750	23,869,178
FRN, (3 mo. LIBOR US + 0.320%)
1.37%, 02/26/20	22,480	22,658,446
FRN, (3 mo. LIBOR US)
1.15%, 06/25/19[b]	8,640	8,635,257
Corp. Andina de Fomento FRN, (3 mo. LIBOR US + 0.550%)
1.72%, 01/29/18	11,640	11,650,732
European Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.110%)
1.27%, 01/10/20[b]	6,930	6,942,876
FRN, (3 mo. LIBOR US)
1.16%, 03/23/20	12,625	12,612,817
European Investment Bank
FRN, (1 mo. LIBOR US + 0.020%)
1.01%, 07/06/18[a]	1,610	1,609,433
FRN, (3 mo. LIBOR US + 0.070%)
1.23%, 10/09/18[a]	28,690	28,714,960
FRN, (3 mo. LIBOR US + 0.110%)
1.27%, 03/24/21[a]	5,000	5,001,770
Inter-American Development Bank
FRN, (1 mo. LIBOR US + 0.010%)
1.00%, 10/15/17[b]	18,400	18,397,774
FRN, (1 mo. LIBOR US + 0.020%)
1.01%, 06/12/17	13,960	13,959,874
FRN, (1 mo. LIBOR US + 0.040%)
1.03%, 11/26/18[b]	32,120	32,100,310
FRN, (3 mo. LIBOR US + 0.010%)
1.17%, 07/15/20[b]	19,630	19,599,122
FRN, (3 mo. LIBOR US + 0.030%)
1.15%, 09/12/18	12,550	12,552,824
FRN, (3 mo. LIBOR US + 0.060%)
1.22%, 01/16/18	12,160	12,164,584
FRN, (3 mo. LIBOR US + 0.200%)
1.36%, 07/15/21	20,830	20,974,414
FRN, (3 mo. LIBOR US + 0.220%)
1.38%, 10/15/20	13,655	13,742,474
FRN, (3 mo. LIBOR US + 0.320%)
1.48%, 04/15/20[d]	14,015	14,132,628

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US - 0.010%)
1.14%, 06/20/18[b]	$17,750	$17,746,237
FRN, (3 mo. LIBOR US)
1.16%, 10/15/19	22,455	22,440,651
International Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.100%)
1.26%, 10/13/20[b]	28,245	28,292,875
FRN, (3 mo. LIBOR US + 0.140%)
1.28%, 12/16/17	4,870	4,874,558
FRN, (3 mo. LIBOR US + 0.280%)
1.31%, 02/11/21	16,800	16,939,608
FRN, (3 mo. LIBOR US)
1.15%, 09/30/17	29,660	29,660,475
1.15%, 12/17/18	23,080	23,071,784
International Finance Corp.
FRN, (1 mo. LIBOR US + 0.020%)
1.00%, 02/02/18	11,640	11,637,474
FRN, (3 mo. LIBOR US + 0.010%)
1.14%, 12/15/20	17,450	17,442,898
FRN, (3 mo. LIBOR US + 0.060%)
1.22%, 01/09/19	13,451	13,459,824
FRN, (3 mo. LIBOR US + 0.180%)
1.31%, 12/15/21	37,500	37,675,350
Nordic Investment Bank FRN, (3 mo. LIBOR US + 0.050%)
1.21%, 04/25/18	17,780	17,776,160

		622,486,455
SWEDEN — 1.27%
Kommuninvest I Sverige AB
FRN, (3 mo. LIBOR US + 0.030%)
1.12%, 12/03/18[a,b]	4,000	3,994,452
FRN, (3 mo. LIBOR US + 0.140%)
1.18%, 08/17/18 [a,b]	5,600	5,609,576
Svensk Exportkredit AB
FRN, (3 mo. LIBOR US + 0.090%)
1.24%, 09/28/17	9,520	9,523,503
FRN, (3 mo. LIBOR US + 0.100%)
1.25%, 10/04/18	21,860	21,878,647
FRN, (3 mo. LIBOR US + 0.180%)
1.21%, 11/10/17	4,930	4,932,450
1.30%, 06/12/17	7,700	7,702,541

Security	Principal or Shares (000s)	Value
FRN, (3 mo. LIBOR US + 0.330%)
1.49%, 01/14/19	$16,330	$16,412,859

		70,054,028

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $882,439,995)		883,151,817

SHORT-TERM INVESTMENTS — 5.16%

MONEY MARKET FUNDS — 5.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[f,g,h]	252,199	252,299,644
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[f,g]	31,005	31,005,318

		283,304,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $283,229,927)		283,304,962

TOTAL INVESTMENTS IN SECURITIES — 105.29%
(Cost: $5,768,826,096)[i]		5,786,537,518
Other Assets, Less Liabilities — (5.29)%		(290,567,463)

NET ASSETS — 100.00%		$5,495,970,055

FRN — Floating	Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
i	The cost of investments for federal income tax purposes was $5,768,826,096. Net unrealized appreciation was $17,711,422, of which $18,148,443 represented gross unrealized appreciation on securities and $437,021 represented gross unrealized depreciation on securities.

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.33%, 08/01/17	$1,100	$500	$—	$1,600	$1,600,800	$8,087	$—
1.47%, 06/07/17	16,852	2,550	(70)	19,332	19,336,930	140,820	148
1.50%, 12/07/18	—	1,000	—	1,000	1,003,948	3,255	—
1.47%, 06/01/18	1,825	250	—	2,075	2,078,594	14,694	—

					$24,020,272	$166,856	$148

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$4,620,080,739	$—	$4,620,080,739
Foreign government obligations	—	883,151,817	—	883,151,817
Money market funds	283,304,962	—	—	283,304,962

Total	$283,304,962	$5,503,232,556	$—	$5,786,537,518

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,298,702,558	$361,553,915	$102,054,130
Affiliated (Note 2)	486,155,210	21,355,143	12,157,299

Total cost of investments	$2,784,857,768	$382,909,058	$114,211,429

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,329,794,146	$362,080,643	$101,512,580
Affiliated (Note 2)	486,259,514	21,358,409	12,163,886

Total fair value of investments	2,816,053,660	383,439,052	113,676,466
Cash	—	6,570	1,169
Receivables:
Investment securities sold	4,134,424	1,230,954	1,322,149
Due from custodian (Note 4)	306,895	180,441	—
Dividends and interest	37,067,862	2,983,344	919,683
Capital shares sold	11,065,276	95,477	—

Total Assets	2,868,628,117	387,935,838	115,919,467

LIABILITIES
Payables:
Investment securities purchased	49,322,970	5,037,248	2,358,949
Collateral for securities on loan (Note 1)	430,106,639	14,687,438	9,552,312
Investment advisory fees (Note 2)	567,492	22,691	12,792

Total Liabilities	479,997,101	19,747,377	11,924,053

NET ASSETS	$2,388,631,016	$368,188,461	$103,995,414

Net assets consist of:
Paid-in capital	$2,387,393,392	$367,200,270	$107,174,693
Undistributed net investment income	9,443,977	509,687	238,070
Accumulated net realized loss	(39,402,245)	(51,490)	(2,882,386)
Net unrealized appreciation (depreciation)	31,195,892	529,994	(534,963)

NET ASSETS	$2,388,631,016	$368,188,461	$103,995,414

Shares outstanding[b]	50,100,000	7,300,000	2,000,000

Net asset value per share	$47.68	$50.44	$52.00

[a]	Securities on loan with values of $413,770,322, $14,245,250 and $9,270,647, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2017

	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$165,455,493	$5,461,593,012
Affiliated (Note 2)	3,504,851	307,233,084

Total cost of investments	$168,960,344	$5,768,826,096

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$169,002,487	$5,479,212,284
Affiliated (Note 2)	3,504,851	307,325,234

Total fair value of investments	172,507,338	5,786,537,518
Cash	—	619,291
Receivables:
Investment securities sold	269,510	—
Due from custodian (Note 4)	254,736	4,807,641
Dividends and interest	749,443	11,712,226
Capital shares sold	—	574,308

Total Assets	173,781,027	5,804,250,984

LIABILITIES
Payables:
Investment securities purchased	426,292	55,202,890
Collateral for securities on loan (Note 1)	—	252,193,813
Capital shares sold	6,611	—
Investment advisory fees (Note 2)	26,199	884,226

Total Liabilities	459,102	308,280,929

NET ASSETS	$173,321,925	$5,495,970,055

Net assets consist of:
Paid-in capital	$170,611,970	$5,479,390,804
Undistributed (distributions in excess of) net investment income	(16,091)	5,849,773
Accumulated net realized loss	(820,948)	(6,981,944)
Net unrealized appreciation	3,546,994	17,711,422

NET ASSETS	$173,321,925	$5,495,970,055

Shares outstanding[b]	3,350,000	108,100,000

Net asset value per share	$51.74	$50.84

[a]	Securities on loan with values of $ — and $245,747,437, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$87,234	$10,894	$2,485
Interest — unaffiliated	54,775,375	2,587,498	1,454,403
Interest — affiliated (Note 2)	—	21,631	14,779
Securities lending income — affiliated — net (Note 2)	1,211,233	21,899	17,071

Total investment income	56,073,842	2,641,922	1,488,738

EXPENSES
Investment advisory fees (Note 2)	2,736,071	101,919	78,355

Total expenses	2,736,071	101,919	78,355

Net investment income	53,337,771	2,540,003	1,410,383

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,894,653	35,618	(42,268)
Investments — affiliated (Note 2)	(4,121)	2,344	925
In-kind redemptions — unaffiliated	921,728	4,788	(58,237)
In-kind redemptions — affiliated (Note 2)	—	—	2,288
Realized gain distributions from affiliated funds	3,932	382	66

Net realized gain (loss)	6,816,192	43,132	(97,226)

Net change in unrealized appreciation/depreciation	19,851,458	(496,844)	(1,624,593)

Net realized and unrealized gain (loss)	26,667,650	(453,712)	(1,721,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,005,421	$2,086,291	$(311,436)

See notes to financial statements.

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$3,011	$116,905
Interest — unaffiliated	494,258	31,552,259
Interest — affiliated (Note 2)	1,121	166,856
Securities lending income — affiliated — net (Note 2)	—	448,508

Total investment income	498,390	32,284,528

EXPENSES
Investment advisory fees (Note 2)	46,933	4,360,222

Total expenses	46,933	4,360,222

Net investment income	451,457	27,924,306

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	254,538	105,048
Investments — affiliated (Note 2)	16	28,701
In-kind redemptions — unaffiliated	—	37,913
In-kind redemptions — affiliated (Note 2)	—	148
Realized gain distributions from affiliated funds	23	4,320

Net realized gain	254,577	176,130

Net change in unrealized appreciation/depreciation	3,543,424	11,536,260

Net realized and unrealized gain	3,798,001	11,712,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,249,458	$39,636,696

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,337,771	$56,790,423	$2,540,003	$2,561,903
Net realized gain (loss)	6,816,192	(29,155,902)	43,132	(80,546)
Net change in unrealized appreciation/depreciation	19,851,458	39,333,310	(496,844)	1,074,091

Net increase in net assets resulting from operations	80,005,421	66,967,831	2,086,291	3,555,448

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,229,354)	(55,943,503)	(2,276,420)	(2,407,452)

Total distributions to shareholders	(48,229,354)	(55,943,503)	(2,276,420)	(2,407,452)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,164,570,132	644,314,329	173,393,680	145,949,256
Cost of shares redeemed	(37,033,642)	(290,662,757)	(5,018,956)	(20,034,250)

Net increase in net assets from capital share transactions	1,127,536,490	353,651,572	168,374,724	125,915,006

INCREASE IN NET ASSETS	1,159,312,557	364,675,900	168,184,595	127,063,002

NET ASSETS
Beginning of period	1,229,318,459	864,642,559	200,003,866	72,940,864

End of period	$2,388,631,016	$1,229,318,459	$368,188,461	$200,003,866

Undistributed net investment income included in net assets at end of period	$9,443,977	$4,335,560	$509,687	$246,104

SHARES ISSUED AND REDEEMED
Shares sold	24,700,000	14,100,000	3,450,000	2,900,000
Shares redeemed	(800,000)	(6,500,000)	(100,000)	(400,000)

Net increase in shares outstanding	23,900,000	7,600,000	3,350,000	2,500,000

See notes to financial statements.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Aaa - A Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,410,383	$2,181,521	$451,457	$293,755
Net realized gain (loss)	(97,226)	(129,127)	254,577	(823,907)
Net change in unrealized appreciation/depreciation	(1,624,593)	2,408,881	3,543,424	1,118,013

Net increase (decrease) in net assets resulting from operations	(311,436)	4,461,275	4,249,458	587,861

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,332,389)	(2,475,120)	(356,128)	(574,001)

Total distributions to shareholders	(1,332,389)	(2,475,120)	(356,128)	(574,001)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,323,295	36,975,633	155,325,786	—
Cost of shares redeemed	(10,293,161)	(10,328,532)	—	(4,629,978)

Net increase (decrease) in net assets from capital share transactions	30,134	26,647,101	155,325,786	(4,629,978)

INCREASE (DECREASE) IN NET ASSETS	(1,613,691)	28,633,256	159,219,116	(4,616,118)

NET ASSETS
Beginning of period	105,609,105	76,975,849	14,102,809	18,718,927

End of period	$103,995,414	$105,609,105	$173,321,925	$14,102,809

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$238,070	$160,076	$(16,091)	$(111,420)

SHARES ISSUED AND REDEEMED
Shares sold	200,000	700,000	3,050,000	—
Shares redeemed	(200,000)	(200,000)	—	(100,000)

Net increase (decrease) in shares outstanding	—	500,000	3,050,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Floating Rate Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,924,306	$29,021,801
Net realized gain (loss)	176,130	(738,975)
Net change in unrealized appreciation/depreciation	11,536,260	14,694,310

Net increase in net assets resulting from operations	39,636,696	42,977,136

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,272,175)	(25,606,219)

Total distributions to shareholders	(27,272,175)	(25,606,219)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,308,744,716	541,299,844
Cost of shares redeemed	(10,142,601)	(863,148,785)

Net increase (decrease) in net assets from capital share transactions	2,298,602,115	(321,848,941)

INCREASE (DECREASE) IN NET ASSETS	2,310,966,636	(304,478,024)

NET ASSETS
Beginning of period	3,185,003,419	3,489,481,443

End of period	$5,495,970,055	$3,185,003,419

Undistributed net investment income included in net assets at end of period	$5,849,773	$5,197,642

SHARES ISSUED AND REDEEMED
Shares sold	45,500,000	10,700,000
Shares redeemed	(200,000)	(17,100,000)

Net increase (decrease) in shares outstanding	45,300,000	(6,400,000)

See notes to financial statements.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$46.92	$46.49	$49.63	$50.12	$49.78

Income from investment operations:
Net investment income[b]	1.37	2.64	2.49	2.20	0.07
Net realized and unrealized gain (loss)[c]	0.69	0.40	(3.37)	(0.72)	0.27

Total from investment operations	2.06	3.04	(0.88)	1.48	0.34

Less distributions from:
Net investment income	(1.30)	(2.61)	(2.26)	(1.97)	—

Total distributions	(1.30)	(2.61)	(2.26)	(1.97)	—

Net asset value, end of period	$47.68	$46.92	$46.49	$49.63	$50.12

Total return	4.42%[d]	6.88%	(1.84)%	2.99%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,388,631	$1,229,318	$864,643	$84,367	$25,061
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.38%	0.50%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.44%	0.50%	0.50%	n/a
Ratio of net investment income to average net assets[e]	5.85%	5.80%	5.23%	4.39%	3.16%
Portfolio turnover rate[f]	18%[d]	31%	25%	22%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.63	$50.30	$50.30	$50.13	$49.92

Income from investment operations:
Net investment income[b]	0.50	0.92	0.73	0.63	0.02
Net realized and unrealized gain (loss)[c]	(0.23)	0.30	(0.06)	0.12	0.19

Total from investment operations	0.27	1.22	0.67	0.75	0.21

Less distributions from:
Net investment income	(0.46)	(0.89)	(0.67)	(0.58)	—

Total distributions	(0.46)	(0.89)	(0.67)	(0.58)	—

Net asset value, end of period	$50.44	$50.63	$50.30	$50.30	$50.13

Total return	0.52%[d]	2.43%	1.37%	1.51%	0.42%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$368,188	$200,004	$72,941	$25,148	$10,027
Ratio of expenses to average net assets[e]	0.08%	0.12%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.99%	1.83%	1.46%	1.25%	0.81%
Portfolio turnover rate[f]	8%[d]	15%	22%	15%	0%[d,g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.80	$51.32	$51.53	$50.22	$52.31	$50.07

Income from investment operations:
Net investment income[b]	0.69	1.34	1.31	1.18	1.06	0.67
Net realized and unrealized gain (loss)[c]	(0.84)	1.70	(0.23)	1.30	(2.14)	2.36

Total from investment operations	(0.15)	3.04	1.08	2.48	(1.08)	3.03

Less distributions from:
Net investment income	(0.65)	(1.56)	(1.29)	(1.17)	(1.01)	(0.79)

Total distributions	(0.65)	(1.56)	(1.29)	(1.17)	(1.01)	(0.79)

Net asset value, end of period	$52.00	$52.80	$51.32	$51.53	$50.22	$52.31

Total return	(0.28)%[d]	6.02%	2.11%	4.99%	(2.07)%	6.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,995	$105,609	$76,976	$422,523	$391,723	$303,399
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.70%	2.56%	2.53%	2.33%	2.09%	1.83%
Portfolio turnover rate[f]	9%[d]	26%	19%	18%	15%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Jun. 2, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$47.01	$46.80	$49.50

Income from investment operations:
Net investment income[b]	0.48	0.79	0.30
Net realized and unrealized gain (loss)[c]	4.86	1.02	(2.77)

Total from investment operations	5.34	1.81	(2.47)

Less distributions from:
Net investment income	(0.61)	(1.60)	(0.23)

Total distributions	(0.61)	(1.60)	(0.23)

Net asset value, end of period	$51.74	$47.01	$46.80

Total return	11.43%[d]	3.98%	(4.98)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,322	$14,103	$18,719
Ratio of expenses to average net assets[e]	0.20%	0.30%	0.35%
Ratio of net investment income to average net assets[e]	1.92%	1.75%	1.55%
Portfolio turnover rate[f]	7%[d]	20%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$50.72	$50.43	$50.74	$50.65	$50.36	$49.28

Income from investment operations:
Net investment income[a]	0.32	0.45	0.25	0.22	0.25	0.55
Net realized and unrealized gain (loss)[b]	0.13	0.24	(0.31)	0.09	0.34	1.03

Total from investment operations	0.45	0.69	(0.06)	0.31	0.59	1.58

Less distributions from:
Net investment income	(0.33)	(0.40)	(0.25)	(0.22)	(0.30)	(0.50)

Total distributions	(0.33)	(0.40)	(0.25)	(0.22)	(0.30)	(0.50)

Net asset value, end of period	$50.84	$50.72	$50.43	$50.74	$50.65	$50.36

Total return	0.89%[c]	1.39%	(0.14)%	0.61%	1.18%	3.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,495,970	$3,185,003	$3,489,481	$4,119,845	$3,778,710	$362,617
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.28%	0.89%	0.50%	0.44%	0.49%	1.09%
Portfolio turnover rate[e]	13%[c]	26%	23%	13%	4%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
Convertible Bond	Non-diversified
Floating Rate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Capital Inc.	$71,407,758	$71,407,758	$—
BNP Paribas New York Branch	5,945,519	5,945,519	—
BNP Paribas Prime Brokerage International Ltd.	7,449,202	7,449,202	—
Citigroup Global Markets Inc.	68,613,906	68,613,906	—
Credit Suisse Securities (USA) LLC	31,256,920	31,256,920	—
Deutsche Bank Securities Inc.	18,725,423	18,725,423	—
Goldman Sachs & Co.	40,778,666	40,778,666	—
Jefferies LLC	10,180,009	10,180,009	—
JPMorgan Securities LLC	89,780,602	89,780,602	—
Merrill Lynch, Pierce, Fenner & Smith	40,362,245	40,362,245	—
Mizuho Securities USA Inc.	264,375	264,375	—
MUFG Securities Americas Inc.	2,286,006	2,286,006	—
SG Americas Securities LLC	14,602,446	14,602,446	—
State Street Bank & Trust Company	2,920,709	2,920,709	—
Wells Fargo Securities LLC	9,196,536	9,196,536	—

	$413,770,322	$413,770,322	$—

0-5 Year Investment Grade Corporate Bond
BNP Paribas Prime Brokerage Inc.	$144,967	$144,967	$—
BNP Paribas Prime Brokerage International Ltd.	2,285,556	2,285,556	—
Citigroup Global Markets Inc.	1,504,196	1,504,196	—
Credit Suisse Securities (USA) LLC	1,696,942	1,696,942	—
Deutsche Bank Securities Inc.	783,120	783,120	—
HSBC Securities (USA) Inc.	1,336,742	1,336,742	—
Jefferies LLC	209,056	209,056	—
JPMorgan Securities LLC	896,706	896,706	—
Merrill Lynch, Pierce, Fenner & Smith	1,209,181	1,209,181	—
Morgan Stanley & Co. LLC	3,013,636	3,013,636	—
SG Americas Securities LLC	1,165,148	1,165,148	—

	$14,245,250	$14,245,250	$—

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Aaa - A Rated Corporate Bond
Barclays Capital Inc.	$201,550	$201,550	$—
BMO Capital Markets	166,924	166,924	—
BNP Paribas Prime Brokerage International Ltd.	916,505	916,505	—
Citigroup Global Markets Inc.	1,224,747	1,224,747	—
Credit Suisse Securities (USA) LLC	748,035	748,035	—
Deutsche Bank Securities Inc.	159,407	159,407	—
HSBC Securities (USA) Inc.	1,211,111	1,211,111	—
Jefferies LLC	299,450	299,450	—
JPMorgan Securities LLC	1,723,803	1,723,803	—
Merrill Lynch, Pierce, Fenner & Smith	272,283	272,283	—
Morgan Stanley & Co. LLC	464,796	464,796	—
RBC Capital Markets LLC	318,658	318,658	—
SG Americas Securities LLC	354,600	354,600	—
UBS Securities LLC	504,783	504,783	—
Wells Fargo Securities LLC	703,995	703,995	—

	$9,270,647	$9,270,647	$—

Floating Rate Bond
Barclays Capital Inc.	$10,856,436	$10,856,436	$—
BMO Capital Markets	205,670	205,670	—
BNP Paribas Prime Brokerage Inc.	1,255,199	1,255,199	—
BNP Paribas Prime Brokerage International Ltd.	1,121,423	1,121,423	—
Citigroup Global Markets Inc.	6,410,914	6,410,914	—
Credit Suisse Securities (USA) LLC	4,721,304	4,721,304	—
Deutsche Bank Securities Inc.	67,561,047	67,561,047	—
Goldman Sachs & Co.	10,501,151	10,501,151	—
HSBC Securities (USA) Inc.	2,898,767	2,898,767	—
Jefferies LLC	100,753	100,753	—
JPMorgan Securities LLC	106,720,832	106,720,832	—
Merrill Lynch, Pierce, Fenner & Smith	5,825,038	5,825,038	—
Morgan Stanley & Co. LLC	3,518,759	3,518,759	—
MUFG Securities Americas Inc.	1,063,137	1,063,137	—
RBC Capital Markets LLC	6,081,799	6,081,799	—
Scotia Capital (USA) Inc.	8,791,247	8,791,247	—
SG Americas Securities LLC	4,191,792	4,191,792	—
Wells Fargo Securities LLC	3,922,169	3,922,169	—

	$245,747,437	$245,747,437	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year High Yield Corporate Bond	0.30%
0-5 Year Investment Grade Corporate Bond	0.08
Aaa - A Rated Corporate Bond	0.15
Convertible Bond	0.20
Floating Rate Bond	0.20

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
0-5 Year High Yield Corporate Bond	$340,110
0-5 Year Investment Grade Corporate Bond	7,210
Aaa - A Rated Corporate Bond	5,705
Floating Rate Bond	151,414

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$—	$7,834,698

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year High Yield Corporate Bond	$—	$—	$407,310,724	$319,380,087
0-5 Year Investment Grade Corporate Bond	997,463	998,358	33,142,743	18,683,778
Aaa - A Rated Corporate Bond	—	—	10,541,444	9,609,796
Convertible Bond	—		58,304,245	3,490,323
Floating Rate Bond	—	—	777,148,169	527,363,700

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$1,100,275,305	$33,756,382
0-5 Year Investment Grade Corporate Bond	166,034,784	4,891,388
Aaa - A Rated Corporate Bond	9,935,927	10,036,353
Convertible Bond	93,563,149	—
Floating Rate Bond	2,230,146,631	9,316,889

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
0-5 Year High Yield Corporate Bond	$45,756,363
0-5 Year Investment Grade Corporate Bond	93,155
Aaa - A Rated Corporate Bond	2,785,160
Convertible Bond	1,019,412
Floating Rate Bond	7,158,074

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	109

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year High Yield Corporate Bond	$1.271888	$—	$0.029677	$1.301565	98%	—%	2%	100%
0-5 Year Investment Grade Corporate Bond	0.450113	—	0.011738	0.461851	97	—	3	100
Aaa - A Rated Corporate Bond	0.650950	—	—	0.650950	100	—	—	100
Convertible Bond	0.565939	—	0.043384	0.609323	93	—	7	100
Floating Rate Bond	0.325967	—	0.002302	0.328269	99	—	1	100

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays, Bloomberg Finance L.P., or Markit Indices Limited. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares CMBS ETF | CMBS | NYSE Arca
➢	iShares GNMA Bond ETF | GNMA | NASDAQ
➢	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
➢	iShares U.S. Treasury Bond ETF | GOVT | NYSE Arca

Fund Performance Overview

iSHARES® CMBS ETF

Performance as of April 30, 2017

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.79%, net of fees, while the total return for the Index was -0.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.85%	0.87%	1.01%	0.85%	0.87%	1.01%
5 Years	2.75%	2.67%	3.09%	14.51%	14.09%	16.46%
Since Inception	2.87%	2.86%	3.28%	15.87%	15.85%	18.33%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$992.10	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	87.93%
Aa	4.16
A	1.69
Baa	0.02
Not Rated	6.20

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments [2]

1-5 Years	13.41%
5-10 Years	24.80
10-15 Years	0.51
More than 20 Years	61.28

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GNMA BOND ETF

Performance as of April 30, 2017

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.75%, net of fees, while the total return for the Index was -0.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	0.29%	0.47%	0.31%	0.29%	0.47%
5 Years	1.36%	1.27%	1.75%	6.99%	6.53%	9.05%
Since Inception	1.38%	1.36%	1.77%	7.38%	7.30%	9.56%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$992.50	$0.59	$1,000.00	$1,024.20	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

5-10 Years	0.06%
10-15 Years	2.01
More than 20 Years	97.93

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/17

Security	Percentage of Total Investments*

Government National Mortgage Association, 3.00%, 05/01/47	22.74%
Government National Mortgage Association, 3.50%, 11/20/46	10.84
Government National Mortgage Association, 4.00%, 04/20/47	9.73
Government National Mortgage Association, 3.50%, 02/20/47	9.34
Government National Mortgage Association, 3.50%, 04/20/47	7.35

TOTAL	60.00%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TREASURY FLOATING RATE BOND ETF

Performance as of April 30, 2017

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg Barclays U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.29%, net of fees, while the total return for the Index was 0.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.46%	0.34%	0.67%	0.46%	0.34%	0.67%
Since Inception	0.25%	0.25%	0.32%	0.83%	0.83%	1.04%

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.90	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

0-1 Year	45.21%
1-5 Years	54.79

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/17

Security	Percentage of Total Investments*

U.S. Treasury Floating Rate Note, 1.00%, 04/30/19	30.14%
U.S. Treasury Floating Rate Note, 1.09%, 01/31/18	17.62
U.S. Treasury Floating Rate Note, 0.99%, 10/31/18	13.67
U.S. Treasury Floating Rate Note, 0.90%, 07/31/17	13.31
U.S. Treasury Floating Rate Note, 0.96%, 01/31/19	9.72

TOTAL	84.46%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. TREASURY BOND ETF

Performance as of April 30, 2017

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -1.50%, net of fees, while the total return for the Index was -1.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.78)%	(0.70)%	(0.68)%	(0.78)%	(0.70)%	(0.68)%
5 Years	1.36%	1.37%	1.45%	7.01%	7.05%	7.44%
Since Inception	1.35%	1.36%	1.44%	7.25%	7.29%	7.73%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Core Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.00	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/17

Maturity	Percentage of Total Investments*

0-1 Year	2.62%
1-5 Years	54.02
5-10 Years	27.72
10-15 Years	0.51
15-20 Years	0.23
More than 20 Years	14.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.25%, 11/30/18	10.80%
U.S. Treasury Note/Bond, 2.38%, 08/15/24	4.77
U.S. Treasury Note/Bond, 2.00%, 08/15/25	3.57
U.S. Treasury Note/Bond, 2.25%, 04/30/21	2.84
U.S. Treasury Note/Bond, 3.50%, 05/15/20	2.60

TOTAL	24.58%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 60.95%

MORTGAGE-BACKED SECURITIES — 60.95%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4
3.17%, 07/15/49	$800	$801,256
Series 2017-BNK3, Class A4
3.57%, 02/15/50	1,000	1,033,190
Barclays Commercial Mortgage Securities Trust Series 2017-C1, Class A4
3.67%, 02/15/50	1,000	1,038,160
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2
3.04%, 11/10/49	400	410,292
Series 2017-CD3, Class A4
3.63%, 02/10/50	230	239,437
Series 2017-CD3, Class C
4.72%, 02/10/50[a]	300	313,593
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	2	2,455
Series 2016-C3, Class A3
3.87%, 01/10/48	500	525,145
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	306,402
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	865,322
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	101,991
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	815,872
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	532,845
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	526,420
Series 2014-GC23
2.85%, 07/10/47	233	237,151
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	779,265
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	258,795

Security	Principal (000s)	Value
Series 2014-GC23, Class C
4.61%, 07/10/47[a]	$250	$250,898
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	784,050
Series 2014-GC25, Class B
4.35%, 10/10/47[a]	100	104,587
Series 2015-GC27
3.14%, 02/10/48	750	754,463
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	252,868
Series 2015-GC29, Class A2
2.67%, 04/10/48	500	507,430
Series 2015-GC29, Class C
4.29%, 04/10/48[a]	250	244,048
Series 2015-GC31, Class A4
3.76%, 06/10/48	750	784,935
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	523,640
Series 2015-GC35, Class AAB
3.61%, 11/10/48	500	523,630
Series 2015-P1
3.72%, 09/15/48	750	780,885
Series 2016-C1, Class A4
3.21%, 05/10/49	650	651,339
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,750	1,770,825
Series 2016-P3, Class A2
2.74%, 04/15/49	750	761,520
Series 2016-P5
2.94%, 10/10/49	1,000	979,960
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	238	247,540
Series 2012-CR5, Class A4
2.77%, 12/10/45	600	603,684
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	132,333
Series 2012-LC4, Class C
5.76%, 12/10/44[a]	200	214,048
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	506,425
Series 2013-CR08, Class A2
2.37%, 06/10/46	500	503,340
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	521,775

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2013-CR09, Class A4
4.37%, 07/10/45[a]	$700	$759,122
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	152,184
Series 2013-CR11, Class AM
4.72%, 08/10/50[a]	250	271,522
Series 2013-CR12, Class A2
2.90%, 10/10/46	750	760,815
Series 2013-CR12, Class A3
3.77%, 10/10/46	800	841,400
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	853,704
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	508,850
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	101,302
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	302,814
Series 2013-LC6, Class B
3.74%, 01/10/46	430	437,826
Series 2014-CR15, Class A2
2.93%, 02/10/47	785	797,780
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	427,528
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	533,580
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	225,842
Series 2014-CR17, Class A5
3.98%, 05/10/47	450	478,017
Series 2014-CR17, Class B
4.38%, 05/10/47	292	303,312
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	317,019
Series 2014-CR19, Class A5
3.80%, 08/10/47	438	461,428
Series 2014-CR19, Class B
4.70%, 08/10/47[a]	650	695,058
Series 2014-CR20, Class A1
1.32%, 11/10/47	580	576,872
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	259,737
Series 2014-LC15, Class A4
4.01%, 04/10/47	945	1,005,678

Security	Principal (000s)	Value
Series 2014-LC17, Class A5
3.92%, 10/10/47	$675	$713,745
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	354,995
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	264,755
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	784,627
Series 2014-UBS3, Class C
4.94%, 06/10/47[a]	150	146,414
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	306,213
Series 2014-UBS4, Class A4
3.42%, 08/10/47	250	256,292
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	518,910
Series 2014-UBS4, Class AM
3.97%, 08/10/47	500	519,500
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	253,008
Series 2014-UBS5, Class A1
1.37%, 09/10/47	62	62,371
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	699,886
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	517,470
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	509,340
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	202,892
Series 2015-CR22, Class C
4.26%, 03/10/48[a]	300	295,323
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	514,050
Series 2015-CR24, Class B
4.52%, 08/10/48[a]	250	264,125
Series 2015-CR24, Class D
3.46%, 08/10/48[a]	200	153,904
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	782,370
Series 2015-CR25, Class B
4.70%, 08/10/48[a]	300	319,392
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	929,628

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2015-DC1, Class A5
3.35%, 02/10/48	$750	$762,637
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	412,284
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	510,715
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	250	249,583
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	593,305
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	520,800
Series 2015-PC1, Class A2
3.15%, 07/10/50	155	159,318
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	895,611
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,044,270
Series 2016-DC2, Class AM
4.24%, 02/10/49	750	800,745
Series 2016-DC2, Class C
4.64%, 02/10/49[a]	250	242,035
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	151,779
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	402,434
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	425	459,068
Series 2014-CR14, Class C
4.75%, 02/10/47[a]	200	204,862
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,046,650
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50	500	515,080
Series 2015-C2, Class A4
3.50%, 06/15/57	500	512,225
Series 2015-C2, Class AS
3.85%, 06/15/57[a]	200	207,070
Series 2015-C3, Class A4
3.72%, 08/15/48	650	676,468
Series 2015-C4, Class D
3.74%, 11/15/48[a]	250	218,200

Security	Principal (000s)	Value
Series 2016-C5, Class C
4.69%, 11/15/48[a]	$750	$759,217
Series 2016-C6, Class C
4.91%, 01/15/49[a]	350	361,046
DBJPM Mortgage Trust
Series 2016-C1, Class A1
1.68%, 05/10/49	276	273,989
Series 2016-C1, Class A4
3.28%, 05/10/49	1,000	1,010,350
Series 2016-C1, Class ASB
3.04%, 05/10/49	500	505,845
Series 2016-C1, Class B
4.20%, 05/10/49	500	522,035
Series 2016-C1, Class C
3.50%, 05/10/49[a]	468	442,241
Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	977,620
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	996	1,039,883
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	726,957
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	405,348
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	474,308
GS Mortgage Securities Trust
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	103,275
Series 2012-GC6, Class AAB
3.31%, 01/10/45	140	143,442
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	105,121
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	150,635
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	303,597
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	117,597
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	593,907
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	540,700
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	162,684

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2013-GC16, Class C
5.50%, 11/10/46[a]	$100	$106,039
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	320,055
Series 2014-GC20, Class A3
3.68%, 04/10/47	578	600,945
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	425,724
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	250	258,022
Series 2014-GC20, Class C
5.02%, 04/10/47[a]	500	475,150
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	263,690
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	631,572
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	510,615
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	778,777
Series 2015-GC30, Class AS
3.78%, 05/10/50 (Call 05/06/25)[a]	500	511,135
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	769,162
Series 2015-GC32, Class A3
3.50%, 07/10/48	600	615,924
Series 2015-GS1, Class D
3.27%, 11/10/48	415	321,079
Series 2016-GS3, Class A4
2.85%, 10/10/49	500	489,290
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS
4.16%, 07/15/45[a]	500	526,665
Series 2013-C12, Class D
4.22%, 07/15/45[a]	50	44,009
Series 2013-C14
4.71%, 08/15/46[a]	500	533,015
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	160,401
Series 2013-C15, Class A2
2.98%, 11/15/45	248	251,982
Series 2013-C15, Class A5
4.13%, 11/15/45	500	535,835

Security	Principal (000s)	Value
Series 2013-C15, Class B
4.93%, 11/15/45[a]	$200	$216,296
Series 2013-C15, Class C
5.21%, 11/15/45[a]	110	115,202
Series 2013-C17, Class A4
4.20%, 01/15/47	490	527,833
Series 2013-C17, Class C
5.05%, 01/15/47[a]	100	104,458
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	427,676
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	214,602
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	522,990
Series 2014-C18, Class B
4.97%, 02/15/47 (Call 02/11/24)[a]	225	242,028
Series 2014-C19, Class A2
3.05%, 04/15/47	300	306,045
Series 2014-C19, Class C
4.82%, 04/15/47[a]	200	203,974
Series 2014-C21, Class A5
3.77%, 08/15/47	500	523,620
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	416,192
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	784,448
Series 2014-C22, Class C
4.71%, 09/15/47 (Call 08/15/24)[a]	200	200,602
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	952,479
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	368,910
Series 2015-C27, Class A1
1.41%, 02/15/48 (Call 12/15/19)	326	323,614
Series 2015-C27, Class A2
2.73%, 02/15/48 (Call 01/15/20)	500	508,455
Series 2015-C27, Class AS
3.63%, 02/15/48	500	508,330
Series 2015-C28, Class A3
2.91%, 10/15/48	750	743,167
Series 2015-C28, Class A4
3.23%, 10/15/48	750	757,230
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	512,600

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	$250	$257,515
Series 2015-C31, Class A3
3.80%, 08/15/48	840	883,092
Series 2015-C32, Class A2
2.82%, 11/15/48	500	509,060
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	776,325
Series 2016-C1, Class A5
3.58%, 03/15/49	1,000	1,033,860
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	1,029,940
Series 2016-C1, Class B
4.90%, 03/15/49[a]	450	489,038
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50	800	828,896
Series 2017-JP5, Class AS
3.88%, 03/15/50[a]	650	673,023
JPMDB Commercial Mortgage Securities Trust
Series 16-C4, Class A3
3.14%, 12/15/49	1,500	1,498,815
Series 2016-C2, Class B
3.99%, 06/15/49 (Call 05/11/26)[a]	750	774,840
JPMorgan Chase Commercial Mortgage Securities Trust
Series 16-JP4, Class A4
3.65%, 12/15/49 (“)[a]	590	611,694
Series 2011-C5, Class A3
4.17%, 08/15/46	421	449,629
Series 2012-C6, Class A3
3.51%, 05/15/45	272	283,360
Series 2012-C8, Class A3
2.83%, 10/15/45	250	253,580
Series 2012-C8, Class ASB
2.38%, 10/15/45	275	277,137
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	200,808
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	504,930
Series 2013-C10, Class A5
3.14%, 12/15/47	600	614,082

Security	Principal (000s)	Value
Series 2013-C10, Class AS
3.37%, 12/15/47	$100	$101,547
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	101,453
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	101,316
Series 2013-C10, Class C
4.29%, 12/15/47[a]	200	201,624
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	266,378
Series 2013-C16, Class ASB
3.67%, 12/15/46	400	420,748
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	504,840
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	99,985
Series 2014-C20, Class A5
3.80%, 07/15/47	500	524,330
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	104,753
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	617,088
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	846,400
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	623	627,778
Series 2012-C6, Class A4
2.86%, 11/15/45	300	304,104
Series 2012-C6, Class AS
3.48%, 11/15/45	500	513,250
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	151,224
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	121,607
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	203,072
Series 2013-C09, Class A4
3.10%, 05/15/46	500	508,205
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	304,086
Series 2013-C10, Class A4
4.22%, 07/15/46[a]	250	268,230

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	$250	$263,987
Series 2013-C11, Class A3
3.96%, 08/15/46	500	529,960
Series 2013-C13, Class A4
4.04%, 11/15/46	600	636,930
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	836,632
Series 2013-C13, Class C
5.05%, 11/15/46[a]	230	238,717
Series 2013-C8, Class B
3.70%, 12/15/48[a]	200	201,690
Series 2014-C14, Class A3
3.67%, 02/15/47	250	263,172
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	213,340
Series 2014-C14, Class B
4.80%, 02/15/47[a]	200	213,784
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	262,795
Series 2014-C16, Class A5
3.89%, 06/15/47	500	528,330
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	786,457
Series 2014-C19, Class A2
3.10%, 12/15/47	715	732,997
Series 2014-C19, Class A4
3.53%, 12/15/47	500	515,700
Series 2015-C20, Class A4
3.25%, 02/15/48	800	810,768
Series 2015-C20, Class AS
3.61%, 02/15/48	500	506,390
Series 2015-C21, Class A4
3.34%, 03/15/48	800	813,528
Series 2015-C22, Class C
4.38%, 04/15/48[a]	250	246,388
Series 2015-C23, Class A3
3.45%, 07/15/50	750	767,483
Series 2015-C24, Class A3
3.48%, 05/15/48	375	384,547
Series 2015-C24, Class A4
3.73%, 05/15/48	950	989,776
Series 2015-C25, Class A5
3.64%, 10/15/48	750	780,300

Security	Principal (000s)	Value
Series 2015-C25, Class ASB
3.38%, 10/15/48	$500	$517,560
Series 2015-C27, Class A1
1.98%, 12/15/47	1,023	1,023,844
Series 2016-C29, Class A4
3.33%, 05/15/49	1,000	1,012,160
Series 2016-C30, Class A5
2.86%, 09/15/49	500	487,730
Morgan Stanley Capital I Trust
Series 16-BNK2, Class A4
3.05%, 11/15/49	1,250	1,247,163
Series 2011-C3, Class A4
4.12%, 07/15/49	715	763,155
Series 2012-C4, Class A4
3.24%, 03/15/45	700	721,483
Series 2015-MS1, Class A4
3.78%, 05/15/48[a]	500	522,750
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	263,873
SG Commercial Mortgage Securities Trust Series 2016-C5, Class A4
3.06%, 10/10/48	1,000	988,570
UBS Commercial Mortgage Trust Series 2012-C1, Class B
4.82%, 05/10/45	150	162,563
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	1,000	1,042,850
Series 2012-C3, Class A4
3.09%, 08/10/49	650	664,196
Series 2012-C4, Class A5
2.85%, 12/10/45	250	251,865
Series 2012-C4, Class AAB
2.46%, 12/10/45	326	328,403
Series 2013-C5, Class A4
3.18%, 03/10/46	890	910,728
Series 2013-C6, Class A4
3.24%, 04/10/46	677	694,203
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	362	379,686

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2011-C1, Class AAB
3.19%, 01/10/45	$223	$229,685
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3
2.92%, 10/15/45	1,260	1,279,643
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	204,398
Series 2012-LC5, Class B
4.14%, 10/15/45	300	310,959
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	699,686
Series 2013-LC12, Class AS
4.43%, 07/15/46[a]	473	502,747
Series 2013-LC12, Class C
4.43%, 07/15/46[a]	100	100,125
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	254,102
Series 2015-C26, Class A4
3.17%, 02/15/48	900	903,141
Series 2015-C27, Class B
4.14%, 02/15/48[a]	330	340,121
Series 2015-C28, Class A4
3.54%, 05/15/48	500	515,555
Series 2015-C28, Class AS
3.87%, 05/15/48[a]	250	257,320
Series 2015-C30, Class A4
3.66%, 09/15/58	817	846,817
Series 2015-C31, Class A4
3.70%, 11/15/48	500	521,035
Series 2015-C31, Class C
4.76%, 11/15/48 (Call 11/11/25)[a]	450	461,048
Series 2015-LC20, Class A3
3.09%, 04/15/50	600	613,872
Series 2015-NXS2, Class A5
3.77%, 07/15/58[a]	750	786,502
Series 2015-SG1, Class D
4.62%, 09/15/48[a]	200	165,238
Series 2016-C34, Class A4
3.10%, 06/15/49	1,000	993,880
Series 2016-C34, Class AS
3.48%, 06/15/49	850	856,477
Series 2016-C36, Class AS
3.42%, 11/15/59 (Call 10/11/26)	500	496,715

Security	Principal (000s)	Value
Series 2017-RC1, Class A2
3.12%, 01/15/60	$875	$900,970
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS
3.84%, 04/15/45	145	150,461
Series 2012-C07, Class A2
3.43%, 06/15/45	500	518,335
Series 2012-C08, Class A3
3.00%, 08/15/45	360	367,830
Series 2012-C09, Class A3
2.87%, 11/15/45	200	202,750
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	153,600
Series 2012-C10, Class A3
2.88%, 12/15/45	200	202,202
Series 2012-C8, Class ASB
2.56%, 08/15/45	400	404,468
Series 2013-C11, Class A4
3.04%, 03/15/45	825	841,285
Series 2013-C13, Class C
3.91%, 05/15/45[a]	110	108,786
Series 2013-C15, Class A4
4.15%, 08/15/46[a]	750	803,887
Series 2013-C18, Class A3
3.65%, 12/15/46	500	521,680
Series 2013-C18, Class A4
3.90%, 12/15/46	600	635,430
Series 2013-UBS1, Class A4
4.08%, 03/15/46[a]	800	856,360
Series 2014-C19, Class A3
3.66%, 03/15/47	1,000	1,047,300
Series 2014-C19, Class A4
3.83%, 03/15/47	300	316,467
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	319,113
Series 2014-C20 Class A5
4.00%, 05/15/47	200	212,752
Series 2014-C20, Class ASB
3.64%, 05/15/47	375	393,394
Series 2014-C22, Class A3
3.53%, 09/15/57	150	155,846
Series 2014-C22, Class A4
3.49%, 09/15/57	900	927,918

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2014-C22, Class A5
3.75%, 09/15/57	$400	$418,544
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	209,268
Series 2014-C24, Class A2
2.86%, 11/15/47	500	509,905
Series 2014-C24, Class A5
3.61%, 11/15/47	100	103,395
Series 2014-C24, Class C
4.29%, 11/15/47[a]	100	94,420
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	156,648

		145,767,362

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $145,501,381)		145,767,362

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.58%

MORTGAGE-BACKED SECURITIES — 38.58%
Federal National Mortgage Association
2.10%, 07/25/28	996	968,401
Series 2010-M1, Class A2
4.45%, 09/25/19	175	185,083
Series 2010-M3, Class A3
4.33%, 03/25/20[a]	317	335,198
Series 2010-M4, Class A3
3.82%, 06/25/20	206	216,243
Series 2011-M1, Class A3
3.76%, 06/25/21	838	887,034
Series 2011-M4, Class A2
3.73%, 06/25/21	1,000	1,060,840
Series 2011-M5, Class A2
2.94%, 07/25/21	399	410,513
Series 2011-M7, Class A2
2.58%, 09/25/18	328	328,812
Series 2012-M02, Class A2
2.72%, 02/25/22	500	510,125
Series 2012-M05, Class A2
2.72%, 02/25/22	375	382,425
Series 2012-M08, Class A2
2.35%, 05/25/22	400	401,968
Series 2012-M17, Class A2
2.18%, 11/25/22	400	395,484

Security	Principal (000s)	Value
Series 2012-M9, Class A2
2.48%, 04/25/22	$1,000	$1,008,870
Series 2013-M06, Class 1AC
4.02%, 02/25/43[a]	300	311,521
Series 2013-M07, Class A2
2.28%, 12/27/22	907	899,726
Series 2013-M12, Class APT
2.47%, 03/25/23[a]	769	769,705
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	1,500	1,566,345
Series 2013-M14, Class APT
2.60%, 04/25/23[a]	423	425,524
Series 2013-M4, Class ATS2
2.61%, 03/25/22[a]	240	243,408
Series 2013-M6, Class 1A2
3.57%, 02/25/43[a]	300	307,266
Series 2014-M03, Class A2
3.50%, 01/25/24[a]	250	263,155
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	1,000	1,019,740
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	514,340
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	750	754,650
Series 2014-M11, Class 1A
3.22%, 08/25/24[a]	982	1,014,843
Series 2014-M11, Class 2A
3.42%, 08/25/26[a]	724	751,480
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	204,632
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	731,227
Series 2015-M01, Class A2
2.53%, 09/25/24	750	745,935
Series 2015-M02, Class A
2.62%, 12/25/24	476	475,283
Series 2015-M04, Class AV2
2.51%, 07/25/22[a]	1,000	1,006,950
Series 2015-M07, Class A2
2.59%, 12/25/24	500	496,725
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	1,250	1,266,112
Series 2015-M11, Class A1
2.10%, 04/25/25	185	184,100

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series 2015-M11, Class A2
2.92%, 04/25/25[a]	$800	$809,152
Series 2015-M13, Class A2
2.80%, 06/25/25[a]	1,000	1,001,590
Series 2015-M3, Class A1
2.30%, 10/25/24	128	128,574
Series 2016-M1, Class A1
2.43%, 01/25/26	240	241,446
Series 2016-M3, Class ASQ2
2.26%, 02/25/23	376	374,011
Series 2016-M9, Class A2
2.29%, 06/25/26	2,000	1,913,740
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,110,624
Series K006, Class A2
4.25%, 01/25/20	586	621,476
Series K007, Class A2
4.22%, 03/25/20	950	1,007,912
Series K008, Class A2
3.53%, 06/25/20	510	532,411
Series K009, Class A2
3.81%, 08/25/20	1,520	1,606,442
Series K010, Class A2
4.33%, 10/25/20[a]	1,000	1,074,680
Series K011, Class A1
2.92%, 08/25/20	83	83,697
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	1,000	1,066,970
Series K014, Class A1
2.79%, 10/25/20	120	121,818
Series K015, Class A2
3.23%, 07/25/21	1,000	1,042,850
Series K017, Class A1
1.89%, 12/25/20	492	492,841
Series K017, Class A2
2.87%, 12/25/21	1,025	1,055,535
Series K018, Class A2
2.79%, 01/25/22	405	415,749
Series K019, Class A1
1.46%, 09/25/21	134	133,379
Series K019, Class A2
2.27%, 03/25/22	1,000	1,003,130

Security	Principal (000s)	Value
Series K020, Class A2
2.37%, 05/25/22	$1,250	$1,258,962
Series K022, Class A2
2.36%, 07/25/22	700	702,331
Series K023, Class A2
2.31%, 08/25/22	1,000	1,000,690
Series K025, Class A2
2.68%, 10/25/22	1,175	1,194,164
Series K026, Class A2
2.51%, 11/25/22	1,000	1,007,050
Series K027, Class A2
2.64%, 01/25/23	1,110	1,124,119
Series K028, Class A2
3.11%, 02/25/23	210	217,722
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,047,620
Series K030, Class A1
2.78%, 09/25/22	613	625,951
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,042,220
Series K031, Class A1
2.78%, 09/25/22	716	732,116
Series K032, Class A1
3.02%, 02/25/23	550	566,033
Series K032, Class A2
3.31%, 05/25/23[a]	180	188,424
Series K033, Class A2
3.06%, 07/25/23[a]	1,250	1,289,775
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,057,760
Series K035, Class A2
3.46%, 08/25/23[a]	500	526,895
Series K036, Class A2
3.53%, 10/25/23[a]	1,650	1,745,551
Series K037, Class A2
3.49%, 01/25/24	1,150	1,214,987
Series K038, Class A1
2.60%, 10/25/23	818	833,443
Series K038, Class A2
3.39%, 03/25/24	1,000	1,050,480
Series K044, Class A2
2.81%, 01/25/25	1,250	1,264,550
Series K045, Class A2
3.02%, 01/25/25	1,000	1,025,880

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Security	Principal (000s)	Value
Series K046, Class A2
3.21%, 03/25/25	$1,000	$1,038,190
Series K049, Class A2
3.01%, 07/25/25	1,000	1,023,480
Series K050, Class A2
3.33%, 08/25/25[a]	1,050	1,098,825
Series K051, Class A2
3.31%, 09/25/25	1,000	1,044,480
Series K052, Class A1
2.60%, 01/25/25	460	467,479
Series K052, Class A2
3.15%, 11/25/25	2,000	2,064,020
Series K054, Class A2
2.75%, 01/25/26	1,700	1,698,028
Series K055, Class A2
2.67%, 03/25/26	1,250	1,240,438
Series K056, Class A2
2.53%, 05/25/26	1,000	979,560
Series K058, Class A1
2.34%, 07/25/26	1,486	1,474,799
Series K059, Class A2
3.12%, 09/25/26[a]	2,200	2,252,602
Series K060, Class A2
3.30%, 10/25/26	100	103,790
Series K061, Class A2
3.35%, 11/25/26	1,300	1,353,742
Series K062, Class A2
3.41%, 12/25/26	1,500	1,568,955
Series K152, Class A2
3.08%, 01/25/31	250	247,929
Series K503, Class A1
1.38%, 01/25/19	342	341,113
Series K503, Class A2
2.46%, 08/25/19	250	252,548
Series K504, Class A2
2.57%, 09/25/20[a]	1,200	1,218,672
Series K705, Class A2
2.30%, 09/25/18	900	905,355
Series K706, Class A2
2.32%, 10/25/18	198	199,641
Series K707, Class A2
2.22%, 12/25/18	315	317,136
Series K708, Class A2
2.13%, 01/25/19	173	173,354

Security	Principal or Shares (000s)	Value
Series K709, Class A2
2.09%, 03/25/19	$600	$603,750
Series K710, Class A2
1.88%, 05/25/19	2,691	2,699,820
Series K712, Class A2
1.87%, 11/25/19	1,000	1,002,110
Series K714, Class A2
3.03%, 10/25/20[a]	1,200	1,236,096
Series K715, Class A2
2.86%, 01/25/21	1,500	1,539,195
Series K717, Class A2
2.99%, 09/25/21	750	773,393
Series K720, Class A1
2.32%, 11/25/21	946	953,903
Series K720, Class A2
2.72%, 06/25/22	800	814,984
Series K721, Class A1
2.61%, 01/25/22	466	473,875
Series K721, Class A2
3.09%, 08/25/22[a]	1,000	1,035,940
Series K724, Class A2
3.06%, 11/25/23	1,400	1,448,370
Series KS03, Class A4
3.16%, 05/25/25[a]	1,000	1,034,280

		92,278,265

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $92,732,251)		92,278,265

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	1,089	1,089,315

		1,089,315

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,089,315)		1,089,315

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $239,322,947)[d]	$239,134,942
Other Assets, Less Liabilities — 0.01%	21,520

NET ASSETS — 100.00%	$239,156,462

[a]	Variable rate note.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $239,327,053. Net unrealized depreciation was $192,111, of which $1,529,596 represented gross unrealized appreciation on securities and $1,721,707 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$145,767,362	$—	$145,767,362
U.S. government agency obligations	—	92,278,265	—	92,278,265
Money market funds	1,089,315	—	—	1,089,315

Total	$1,089,315	$238,045,627	$—	$239,134,942

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GNMA BOND ETF

April 30, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.49%

MORTGAGE-BACKED SECURITIES — 99.49%
Government National Mortgage Association
2.50%, 01/15/28	$14	$13,984
2.50%, 02/20/28	27	27,234
2.50%, 01/20/31	402	409,590
2.50%, 04/20/43	43	42,497
2.50%, 05/01/47[a]	1,925	1,878,680
3.00%, 07/15/27	22	22,390
3.00%, 09/15/27	25	26,293
3.00%, 01/20/31	599	620,119
3.00%, 07/20/31	903	935,436
3.00%, 02/20/32	1,187	1,229,340
3.00%, 09/15/42	12	11,736
3.00%, 10/15/42	98	99,768
3.00%, 09/20/43	2,498	2,541,716
3.00%, 08/20/44	1,455	1,476,231
3.00%, 08/20/45	3,333	3,382,169
3.00%, 09/20/46	605	614,189
3.00%, 12/20/46	4,254	4,315,851
3.00%, 05/01/47[a]	38,433	38,947,256
3.50%, 02/15/26	14	14,212
3.50%, 11/15/26	10	10,303
3.50%, 02/20/27	26	27,629
3.50%, 01/20/31	155	162,901
3.50%, 09/15/41	17	17,393
3.50%, 11/15/41	217	226,509
3.50%, 01/15/42	25	26,551
3.50%, 09/15/42	56	58,050
3.50%, 10/15/42	21	21,707
3.50%, 11/15/42	107	111,270
3.50%, 03/15/43	90	93,791
3.50%, 05/15/43	91	95,525
3.50%, 06/15/43	74	77,452
3.50%, 07/20/45	5,167	5,375,888
3.50%, 10/20/46	2,426	2,523,585
3.50%, 11/20/46	17,853	18,569,740
3.50%, 12/20/46	1,086	1,129,361
3.50%, 02/20/47	15,369	15,988,982
3.50%, 04/20/47	12,093	12,581,310
3.50%, 05/01/47[a]	5,889	6,118,373

Security	Principal (000s)	Value
4.00%, 03/20/26	$9	$9,886
4.00%, 07/20/26	8	8,232
4.00%, 02/15/41	26	28,097
4.00%, 03/15/41	24	25,746
4.00%, 04/15/41	95	100,968
4.00%, 05/15/41	16	16,542
4.00%, 12/15/41	32	34,157
4.00%, 01/15/42	21	22,273
4.00%, 02/15/42	68	73,334
4.00%, 03/15/42	132	140,138
4.00%, 05/15/42	25	26,938
4.00%, 08/15/42	33	35,651
4.00%, 09/20/42	632	672,119
4.00%, 04/15/44	174	184,960
4.00%, 05/15/44	175	185,862
4.00%, 08/20/44	113	120,333
4.00%, 10/20/44	1,241	1,318,024
4.00%, 09/20/46	1,854	1,962,828
4.00%, 11/20/46	803	849,791
4.00%, 01/20/47	105	110,827
4.00%, 02/20/47	869	921,021
4.00%, 03/20/47	842	892,737
4.00%, 04/20/47	15,722	16,660,827
4.00%, 05/01/47[a]	3,311	3,500,209
4.50%, 04/15/24	14	14,163
4.50%, 07/20/24	9	9,556
4.50%, 08/15/39	398	428,347
4.50%, 07/15/40	107	115,743
4.50%, 08/15/40	190	204,724
4.50%, 11/20/45	995	1,063,864
4.50%, 08/20/46	1,899	2,029,509
4.50%, 09/20/46	294	314,287
4.50%, 10/20/46	1,358	1,455,600
4.50%, 11/20/46	381	408,455
4.50%, 01/20/47	700	748,586
4.50%, 04/20/47	1,244	1,330,040
4.50%, 05/01/47[a]	4,845	5,173,607
5.00%, 07/15/39	76	83,771
5.00%, 07/20/42	376	407,809
5.00%, 07/20/46	229	247,645
5.00%, 05/01/47[a]	7,497	8,103,449
5.50%, 10/15/38	51	57,127
5.50%, 07/20/40	631	698,958

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
5.50%, 05/01/47[a]	$280	$311,150
6.00%, 09/20/38	65	73,486
6.00%, 05/01/47[a]	200	226,688

		171,233,075

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $171,187,223)		171,233,075

SHORT-TERM INVESTMENTS — 38.39%

MONEY MARKET FUNDS — 38.39%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	66,079	66,079,320

		66,079,320

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,079,320)	$66,079,320

TOTAL INVESTMENTS IN SECURITIES — 137.88%
(Cost: $237,266,543)[d]	237,312,395
Other Assets, Less Liabilities — (37.88)%	(65,190,999)

NET ASSETS — 100.00%	$172,121,396

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $237,266,543. Net unrealized appreciation was $45,852, of which $354,930 represented gross unrealized appreciation on securities and $309,078 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$171,233,075	$—	$171,233,075
Money market funds	66,079,320	—	—	66,079,320

Total	$66,079,320	$171,233,075	$—	$237,312,395

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.19%
U.S. Treasury Floating Rate Note
FRN, (3 mo.Treasury money market yield + 0.077%)
0.90%, 07/31/17	$3,975	$3,975,875
FRN, (3 mo.Treasury money market yield + 0.140%)
0.96%, 01/31/19	2,900	2,904,408
FRN, (3 mo.Treasury money market yield + 0.168%)
0.99%, 10/31/17	2,010	2,011,990
FRN, (3 mo.Treasury money market yield + 0.170%)
0.99%, 10/31/18	4,075	4,083,924
FRN, (3 mo.Treasury money market yield + 0.174%)
1.00%, 07/31/18	375	375,750
FRN, (3 mo.Treasury money market yield + 0.070%)
1.00%, 04/30/19	9,000	9,000,540
FRN, (3 mo.Treasury money market yield + 0.190%)
1.01%, 04/30/18	2,250	2,254,185

Security	Principal or Shares (000s)	Value
FRN, (3 mo.Treasury money market yield + 0.272%)
1.09%, 01/31/18	$5,250	$5,261,550

		29,868,222

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,855,985)		29,868,222

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[a,b]	194	$193,885

TOTAL MONEY MARKET FUNDS
(Cost: $193,885)		193,885

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $30,049,870)[c]		30,062,107
Other Assets, Less Liabilities — 0.17%		49,700

NET ASSETS — 100.00%		$30,111,807

FRN  —  Floating Rate Note

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $30,049,870. Net unrealized appreciation was $12,237, of which $14,223 represented gross unrealized appreciation on securities and $1,986 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$29,868,222	$—	$29,868,222
Money market funds	193,885	—	—	193,885

Total	$193,885	$29,868,222	$—	$30,062,107

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® U.S. TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS[a] — 98.64%
U.S. Treasury Note/Bond
0.75%, 03/31/18	$26,282	$26,189,592
0.88%, 01/15/18	20,469	20,441,019
0.88%, 01/31/18	39,008	38,950,112
0.88%, 03/31/18	11,647	11,620,608
0.88%, 10/15/18	3,526	3,509,058
0.88%, 07/31/19	77,279	76,536,426
1.00%, 08/15/18	9,353	9,329,982
1.00%, 08/31/19	12,780	12,683,652
1.13%, 01/15/19	3,464	3,457,775
1.13%, 03/31/20	2,141	2,121,849
1.25%, 11/30/18	412,490	412,667,371
1.38%, 09/30/18	80,105	80,289,642
1.38%, 02/29/20	9,550	9,533,956
1.38%, 05/31/20	20,004	19,936,026
1.38%, 08/31/20	48,057	47,784,805
1.38%, 09/30/20	6,404	6,362,726
1.38%, 04/30/21	95,417	94,265,317
1.38%, 06/30/23	32,020	30,829,240
1.38%, 08/31/23	6,244	5,998,143
1.38%, 09/30/23	10,890	10,452,276
1.50%, 08/31/18	4,793	4,811,908
1.50%, 01/31/19	7,745	7,778,884
1.50%, 02/28/19	41,944	42,127,304
1.50%, 05/31/19	17,019	17,094,122
1.50%, 11/30/19	58,887	59,077,912
1.50%, 05/31/20	65,060	65,075,224
1.50%, 02/28/23	5,323	5,185,353
1.50%, 03/31/23	11,222	10,920,409
1.50%, 08/15/26	7,100	6,639,982
1.63%, 03/31/19	28,428	28,622,334
1.63%, 04/30/19	7,786	7,839,428
1.63%, 06/30/19	35,802	36,045,346
1.63%, 07/31/19	9,576	9,640,715
1.63%, 08/31/19	14,314	14,410,176
1.63%, 11/30/20	55,628	55,667,106
1.63%, 11/15/22	27,696	27,266,490
1.63%, 04/30/23	17,138	16,781,855
1.63%, 05/31/23	22,082	21,597,234
1.63%, 02/15/26	21,365	20,285,897
1.75%, 10/31/18	6,508	6,560,624
1.75%, 09/30/19	38,497	38,869,858

Security	Principal (000s)	Value
1.75%, 02/28/22	$78,044	$77,800,113
1.75%, 04/30/22	12,035	12,068,373
1.75%, 05/15/22	26,214	26,107,519
1.75%, 09/30/22	12,484	12,385,200
1.75%, 05/15/23	1,806	1,780,250
1.88%, 11/30/21	46,155	46,351,528
1.88%, 08/31/22	40,050	40,027,693
1.88%, 10/31/22	6,603	6,588,038
2.00%, 07/31/20	12,799	12,989,885
2.00%, 11/30/20	89,561	90,785,883
2.00%, 02/28/21	24,625	24,949,467
2.00%, 08/31/21	28,103	28,400,498
2.00%, 11/15/21	8,111	8,192,743
2.00%, 11/30/22	18,695	18,762,819
2.00%, 02/15/25	69,229	68,339,269
2.00%, 08/15/25	138,878	136,501,838
2.13%, 08/31/20	22,965	23,389,324
2.13%, 01/31/21	37,753	38,417,993
2.13%, 06/30/21	12,313	12,516,346
2.13%, 08/15/21	59,057	60,018,979
2.13%, 12/31/21	16,097	16,335,842
2.13%, 12/31/22	27,936	28,203,932
2.13%, 05/15/25	38,554	38,317,946
2.25%, 03/31/21	12,336	12,606,331
2.25%, 04/30/21	106,350	108,676,611
2.25%, 12/31/23	13,280	13,429,400
2.25%, 01/31/24	21,274	21,509,184
2.25%, 02/29/24	2,859	2,866,259
2.25%, 11/15/24	79,366	79,899,663
2.25%, 11/15/25	44,615	44,634,284
2.25%, 02/15/27	33,561	33,462,666
2.38%, 12/31/20	28,493	29,262,083
2.38%, 08/15/24	179,142	182,123,305
2.50%, 08/15/23	11,282	11,598,323
2.50%, 05/15/24	13,847	14,209,404
2.50%, 02/15/45	43,138	39,309,411
2.50%, 02/15/46	18,591	16,897,110
2.50%, 05/15/46	6,000	5,449,218
2.63%, 01/31/18	2,819	2,851,154
2.63%, 08/15/20	2,465	2,550,987
2.63%, 11/15/20	93,025	96,298,497
2.75%, 02/15/24	2,030	2,116,513
2.75%, 08/15/42	20,148	19,462,215
2.75%, 11/15/42	5,192	5,010,869

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.88%, 05/15/43	$32,831	$32,400,192
2.88%, 08/15/45	59,996	58,978,888
2.88%, 11/15/46	28,705	28,213,886
3.00%, 11/15/44	27,692	27,941,865
3.00%, 05/15/45	75,383	75,990,010
3.00%, 11/15/45	2,014	2,028,791
3.00%, 02/15/47	5,164	5,212,109
3.13%, 05/15/21	3,082	3,253,556
3.13%, 11/15/41	51,383	53,277,852
3.13%, 02/15/42	1,978	2,050,423
3.13%, 02/15/43	5,005	5,172,438
3.13%, 08/15/44	23,537	24,324,845
3.38%, 05/15/44	25,063	27,104,693
3.50%, 05/15/20	93,873	99,508,511
3.63%, 08/15/19	8,065	8,482,428
3.63%, 02/15/21	17,302	18,565,430
3.75%, 11/15/43	10,844	12,493,009
4.25%, 11/15/40	9,960	12,311,885
4.38%, 02/15/38	1,839	2,323,498
4.38%, 05/15/41	33,984	42,839,124
4.50%, 05/15/38	34,749	44,618,644
4.75%, 02/15/37	3,083	4,072,452
5.00%, 05/15/37	19,213	26,149,950
5.25%, 02/15/29	9,290	12,024,744
5.50%, 08/15/28	3,470	4,547,327
6.25%, 05/15/30	2,068	2,958,067
6.63%, 02/15/27	7,690	10,630,963
6.75%, 08/15/26	12,352	17,026,604
7.13%, 02/15/23	72,563	93,164,199
8.13%, 05/15/21	10,870	13,588,772
8.75%, 08/15/20	38,849	47,820,710

Security	Principal or Shares (000s)	Value
U.S. Treasury STRIPS Coupon
0.00%, 08/15/36	$7,995	$4,586,404

		3,822,374,970

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,853,742,640)		3,822,374,970

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[a,b]	6,068	6,068,030

		6,068,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,068,030)		6,068,030

TOTAL INVESTMENTS IN SECURITIES — 98.80%
(Cost: $3,859,810,670)[c]		$3,828,443,000
Other Assets, Less Liabilities — 1.20%		46,563,230

NET ASSETS — 100.00%		$3,875,006,230

STRIPS  —  Separate Trading of Registered Interest & Principal of Securities

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $3,861,070,800. Net unrealized depreciation was $32,627,800, of which $3,239,661 represented gross unrealized appreciation on securities and $35,867,461 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$3,822,374,970	$—	$3,822,374,970
Money market funds	6,068,030	—	—	6,068,030

Total	$6,068,030	$3,822,374,970	$—	$3,828,443,000

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$238,233,632	$171,187,223	$29,855,985
Affiliated (Note 2)	1,089,315	66,079,320	193,885

Total cost of investments	$239,322,947	$237,266,543	$30,049,870

Investments in securities, at fair value (Note 1):
Unaffiliated	$238,045,627	$171,233,075	$29,868,222
Affiliated (Note 2)	1,089,315	66,079,320	193,885

Total fair value of investments	239,134,942	237,312,395	30,062,107
Cash	1,432	—	—
Receivables:
Investment securities sold	987,480	3,187,945	12,000,000
Dividends and interest	637,710	448,330	61,817

Total Assets	240,761,564	240,948,670	42,123,924

LIABILITIES
Payables:
Investment securities purchased	1,557,069	68,810,921	12,008,797
Investment advisory fees (Note 2)	48,033	16,353	3,320

Total Liabilities	1,605,102	68,827,274	12,012,117

NET ASSETS	$239,156,462	$172,121,396	$30,111,807

Net assets consist of:
Paid-in capital	$239,449,678	$174,051,329	$30,075,235
Undistributed (distributions in excess of) net investment income	456,919	(282,970)	26,061
Accumulated net realized loss	(562,130)	(1,692,815)	(1,726)
Net unrealized appreciation (depreciation)	(188,005)	45,852	12,237

NET ASSETS	$239,156,462	$172,121,396	$30,111,807

Shares outstanding[a]	4,650,000	3,450,000	600,000

Net asset value per share	$51.43	$49.89	$50.19

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2017

iShares U.S. Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,853,742,640
Affiliated (Note 2)	6,068,030

Total cost of investments	$3,859,810,670

Investments in securities, at fair value (Note 1):
Unaffiliated	$3,822,374,970
Affiliated (Note 2)	6,068,030

Total fair value of investments	3,828,443,000
Receivables:
Investment securities sold	75,060,617
Dividends and interest	27,312,265
Capital shares sold	161,124

Total Assets	3,930,977,006

LIABILITIES
Payables:
Investment securities purchased	55,508,055
Investment advisory fees (Note 2)	462,721

Total Liabilities	55,970,776

NET ASSETS	$3,875,006,230

Net assets consist of:
Paid-in capital	$3,904,941,781
Undistributed net investment income	5,647,341
Accumulated net realized loss	(4,215,222)
Net unrealized depreciation	(31,367,670)

NET ASSETS	$3,875,006,230

Shares outstanding[a]	153,800,000

Net asset value per share	$25.20

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,462	$153,508	$263
Interest — unaffiliated	3,023,369	1,112,725	74,438

Total investment income	3,024,831	1,266,233	74,701

EXPENSES
Investment advisory fees (Note 2)	280,594	125,738	15,767

Total expenses	280,594	125,738	15,767
Less investment advisory fees waived (Note 2)	—	(28,774)	—

Net expenses	280,594	96,964	15,767

Net investment income	2,744,237	1,169,269	58,934

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(338,025)	(2,045,095)	—
Realized gain distributions from affiliated funds	15	4,922	3

Net realized gain (loss)	(338,010)	(2,040,173)	3

Net change in unrealized appreciation/depreciation	(4,548,764)	(426,416)	1,577

Net realized and unrealized gain (loss)	(4,886,774)	(2,466,589)	1,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,142,537)	$(1,297,320)	$60,514

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2017

iShares U.S. Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$40,697
Interest — unaffiliated	25,808,216
Securities lending income — affiliated — net (Note 2)	2,575

Total investment income	25,851,488

EXPENSES
Investment advisory fees (Note 2)	2,349,580

Total expenses	2,349,580

Net investment income	23,501,908

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,088,811)
In-kind redemptions — unaffiliated	4,786,005
Realized gain distributions from affiliated funds	847

Net realized loss	(2,301,959)

Net change in unrealized appreciation/depreciation	(41,613,650)

Net realized and unrealized loss	(43,915,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,413,701)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,744,237	$5,450,181	$1,169,269	$1,198,101
Net realized gain (loss)	(338,010)	(158,285)	(2,040,173)	1,299,806
Net change in unrealized appreciation/depreciation	(4,548,764)	3,950,897	(426,416)	144,741

Net increase (decrease) in net assets resulting from operations	(2,142,537)	9,242,793	(1,297,320)	2,642,648

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,623,012)	(5,391,728)	(1,452,239)	(1,198,101)
From net realized gain	—	—	(485,781)	(548,136)

Total distributions to shareholders	(2,623,012)	(5,391,728)	(1,938,020)	(1,746,237)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,543,618	169,687,095	9,905,230	119,238,191
Cost of shares redeemed	(23,033,765)	(96,907,991)	(9,923,901)	(5,068,101)

Net increase (decrease) in net assets from capital share transactions	(2,490,147)	72,779,104	(18,671)	114,170,090

INCREASE (DECREASE) IN NET ASSETS	(7,255,696)	76,630,169	(3,254,011)	115,066,501

NET ASSETS
Beginning of period	246,412,158	169,781,989	175,375,407	60,308,906

End of period	$239,156,462	$246,412,158	$172,121,396	$175,375,407

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$456,919	$335,694	$(282,970)	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	3,250,000	200,000	2,350,000
Shares redeemed	(450,000)	(1,850,000)	(200,000)	(100,000)

Net increase (decrease) in shares outstanding	(50,000)	1,400,000	—	2,250,000

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$58,934	$50,334	$23,501,908	$28,891,009
Net realized gain (loss)	3	1,797	(2,301,959)	14,727,625
Net change in unrealized appreciation/depreciation	1,577	17,189	(41,613,650)	9,938,870

Net increase (decrease) in net assets resulting from operations	60,514	69,320	(20,413,701)	53,557,504

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,573)	(46,406)	(20,292,069)	(27,999,630)

Total distributions to shareholders	(37,573)	(46,406)	(20,292,069)	(27,999,630)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,033,261	20,034,808	1,834,171,653	1,590,485,293
Cost of shares redeemed	—	(15,027,020)	(554,055,178)	(499,809,091)

Net increase in net assets from capital share transactions	10,033,261	5,007,788	1,280,116,475	1,090,676,202

INCREASE IN NET ASSETS	10,056,202	5,030,702	1,239,410,705	1,116,234,076

NET ASSETS
Beginning of period	20,055,605	15,024,903	2,635,595,525	1,519,361,449

End of period	$30,111,807	$20,055,605	$3,875,006,230	$2,635,595,525

Undistributed net investment income included in net assets at end of period	$26,061	$4,700	$5,647,341	$2,437,502

SHARES ISSUED AND REDEEMED
Shares sold	200,000	400,000	73,400,000	61,700,000
Shares redeemed	—	(300,000)	(22,000,000)	(19,400,000)

Net increase in shares outstanding	200,000	100,000	51,400,000	42,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.43	$51.45	$51.46	$51.08	$51.75	$49.81

Income from investment operations:
Net investment income[b]	0.62	1.20	1.17	1.09	1.04	0.90
Net realized and unrealized gain (loss)[c]	(1.03)	0.97	(0.03)	0.32	(0.64)	1.94

Total from investment operations	(0.41)	2.17	1.14	1.41	0.40	2.84

Less distributions from:
Net investment income	(0.59)	(1.19)	(1.15)	(1.03)	(1.07)	(0.90)

Total distributions	(0.59)	(1.19)	(1.15)	(1.03)	(1.07)	(0.90)

Net asset value, end of period	$51.43	$52.43	$51.45	$51.46	$51.08	$51.75

Total return	(0.79)%[d]	4.27%	2.22%	2.80%	0.78%	5.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$239,156	$246,412	$169,782	$126,085	$81,724	$54,337
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.45%	2.29%	2.28%	2.13%	2.03%	2.51%
Portfolio turnover rate[f]	15%[d]	61%	40%	45%	27%	8%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.83	$50.26	$50.32	$48.91	$50.29	$50.03

Income from investment operations:
Net investment income[b]	0.34	0.53	0.57	0.43	0.31	0.02
Net realized and unrealized gain (loss)[c]	(0.71)	0.83	0.27	1.44	(1.03)	0.58

Total from investment operations	(0.37)	1.36	0.84	1.87	(0.72)	0.60

Less distributions from:
Net investment income	(0.43)	(0.54)	(0.59)	(0.46)	(0.36)	—
Net realized gain	(0.14)	(0.25)	(0.31)	—	(0.16)	(0.34)
Return of capital	—	—	—	—	(0.14)	—

Total distributions	(0.57)	(0.79)	(0.90)	(0.46)	(0.66)	(0.34)

Net asset value, end of period	$49.89	$50.83	$50.26	$50.32	$48.91	$50.29

Total return	(0.75)%[d]	2.71%	1.68%	3.84%	(1.44)%	1.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,121	$175,375	$60,309	$40,254	$29,346	$10,057
Ratio of expenses to average net assets[e]	0.12%	0.10%	0.11%	0.15%	0.17%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	0.21%	0.25%	n/a
Ratio of net investment income to average net assets[e]	1.39%	1.05%	1.13%	0.88%	0.64%	0.06%
Portfolio turnover rate[f,g]	410%[d]	1,233%	1,071%	1,242%	1,335%	1,253%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Feb. 3, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.14	$50.08	$50.10	$50.09

Income from investment operations:
Net investment income[b]	0.14	0.14	0.05	0.03
Net realized and unrealized gain (loss)[c]	0.00	0.06	(0.02)	0.01

Total from investment operations	0.14	0.20	0.03	0.04

Less distributions from:
Net investment income	(0.09)	(0.14)	(0.05)	(0.03)

Total distributions	(0.09)	(0.14)	(0.05)	(0.03)

Net asset value, end of period	$50.19	$50.14	$50.08	$50.10

Total return	0.29%[d]	0.40%	0.05%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,112	$20,056	$15,025	$5,010
Ratio of expenses to average net assets[e]	0.15%	0.11%	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	0.56%	0.29%	0.10%	0.09%
Portfolio turnover rate[f]	38%[d]	25%	62%	57%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$25.74	$25.28	$25.01	$24.63	$25.27	$24.91

Income from investment operations:
Net investment income[b]	0.19	0.36	0.33	0.30	0.21	0.18
Net realized and unrealized gain (loss)[c]	(0.57)	0.45	0.25	0.36	(0.61)	0.31

Total from investment operations	(0.38)	0.81	0.58	0.66	(0.40)	0.49

Less distributions from:
Net investment income	(0.16)	(0.35)	(0.31)	(0.28)	(0.24)	(0.13)

Total distributions	(0.16)	(0.35)	(0.31)	(0.28)	(0.24)	(0.13)

Net asset value, end of period	$25.20	$25.74	$25.28	$25.01	$24.63	$25.27

Total return	(1.50)%[d]	3.23%	2.32%	2.69%	(1.57)%	1.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,875,006	$2,635,596	$1,519,361	$237,581	$98,523	$232,446
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.50%	1.39%	1.30%	1.21%	0.84%	1.00%
Portfolio turnover rate[f]	20%[d]	48%	36%	38%	37%	10%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Non-diversified
U.S. Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.15

For its investment advisory services to the iShares GNMA Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Treasury Bond	$679

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, the purchase and sales transactions executed by the iShares U.S. Treasury Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $ 279,802,008 and $ 206,800,647, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$13,136,848	$15,226,293	$19,914,500	$19,648,976
GNMA Bond	683,767,550	684,181,607	—	—
Treasury Floating Rate Bond	13,909,844	6,750,000	—	—
U.S. Treasury Bond	650,863,960	623,476,615	—	—

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$2,203,700	$—
U.S. Treasury Bond	1,751,312,439	538,570,557

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on its investment performance.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
CMBS	$220,014
Treasury Floating Rate Bond	1,729
U.S. Treasury Bond	653,133

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
CMBS	$0.588771	$—	$0.001446	$0.590217	100%	—%	0	[a]%	100%
GNMA Bond	0.425959	0.140806	—	0.566765	75	25	—		100
Treasury Floating Rate Bond	0.093933	—	—	0.093933	100	—	—		100
U.S. Treasury Bond	0.163716	—	—	0.163716	100	—	—		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	45

Notes:

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays, Bloomberg Finance L.P., or Interactive Data. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1005-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 1-5 Year USD Bond ETF | ISTB | NYSE Arca
➢	iShares Core International Aggregate Bond ETF | IAGG | BATS
➢	iShares Core Total USD Bond Market ETF | IUSB | NYSE Arca

Fund Performance Overview

iSHARES® CORE 1-5 YEAR USD BOND ETF

Performance as of April 30, 2017

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.42%, net of fees, while the total return for the Index was 0.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.71%	1.78%	1.84%	1.71%	1.78%	1.84%
Since Inception	1.36%	1.43%	1.48%	6.29%	6.64%	6.89%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index performance through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.20	$0.40	$1,000.00	$1,024.40	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/17

Investment Type	Percentage of Total Investments [1]

U.S. Government Obligations	43.83%
Corporate Bonds & Notes	36.55
Mortgage-Backed Securities	8.43
Foreign Government Obligations	7.35
U.S. Government Agency Obligations	3.10
Asset-Backed Securities	0.74

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	60.91%
Aa	5.59
A	11.00
Baa	12.10
Ba	3.98
B	2.79
Caa	1.37
Ca	0.03
Not Rated	2.23

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

Performance as of April 30, 2017

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the componenet currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.09%, net of fees, while the total return for the Index was 0.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.55%	2.55%	2.66%	2.55%	2.55%	2.66%
Since Inception	4.12%	4.20%	4.14%	6.13%	6.25%	6.15%

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.10	$0.55	$1,000.00	$1,024.20	$0.55	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY MATURITY As of 4/30/17

Maturity	Percentage of Total Investments*

0-1 Year	0.72%
1-5 Years	40.75
5-10 Years	30.30
10-15 Years	9.38
15-20 Years	6.13
More than 20 Years	12.72

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/17

Country	Percentage of Total Investments*

France	13.75%
Japan	13.39
United Kingdom	11.99
Germany	11.30
Italy	8.82
Canada	5.94
Spain	5.92
Australia	3.21
Supranational	3.14
Netherlands	2.99

TOTAL	80.45%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE TOTAL USD BOND MARKET ETF

Performance as of April 30, 2017

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.14%, net of fees, while the total return for the Index was -0.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.83%	2.31%	2.07%	1.83%	2.31%	2.07%
Since Inception	2.86%	3.01%	2.86%	8.49%	8.96%	8.50%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.60	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/17

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	35.24%
U.S. Government Obligations	31.32
Mortgage-Backed Securities	25.31
Foreign Government Obligations	5.67
U.S. Government Agency Obligations	1.66
Asset-Backed Securities	0.35
Municipal Debt Obligations	0.45

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	61.01%
Aa	4.55
A	9.98
Baa	13.83
Ba	4.57
B	3.37
Caa	1.04
Ca	0.02
Not Rated	1.63

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Shares or Principal (000s)	Value
COMMON STOCKS — 0.00%

OIL & GAS SERVICES — 0.00%
Basic Energy Services Inc.[a]	1	$17,932

		17,932

TOTAL COMMON STOCKS (Cost: $8,000)		17,932

ASSET-BACKED SECURITIES — 0.73%
Barclays Dryrock Issuance Trust Series 2014-3, Class A
2.41%, 07/15/22	$500	506,499
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6
2.15%, 07/15/21	500	504,595
Series 2016-A1, Class A1
1.75%, 11/19/21	1,000	999,059
Series 2017-A3, Class A3
1.92%, 04/07/22	2,000	2,003,249
Discover Card Execution Note Trust Series 2012-A6, Class A6
1.67%, 01/18/22	250	249,580
Series 2014-A4, Class A4
2.12%, 12/15/21	500	504,514
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3
1.32%, 01/15/21 (Call 07/15/20)	800	795,866
Synchrony Credit Card Master Note Trust Series 2015-1, Class A
2.37%, 03/15/23	800	809,102

TOTAL ASSET-BACKED SECURITIES
(Cost: $6,383,508)		6,372,464

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.26%

MORTGAGE-BACKED SECURITIES — 0.26%
COMM Mortgage Trust Series 2012-CR1, Class A3
3.39%, 05/15/45	761	792,128

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	$225	$240,568
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A5
3.80%, 07/15/47	150	157,299
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4
3.31%, 04/15/48	250	253,513
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	800	818,632

		2,262,140

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $2,268,356)		2,262,140

CORPORATE BONDS & NOTES — 36.16%

ADVERTISING — 0.04%
Affinion Group Inc.
7.88%, 12/15/18 (Call 05/30/17)	25	24,469
Omnicom Group Inc.
4.45%, 08/15/20	275	293,241
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/30/17)	50	51,937

		369,647
AEROSPACE & DEFENSE — 0.46%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 05/29/17)[b]	150	150,375
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	125	134,063
5.72%, 02/23/19	100	105,927
5.87%, 02/23/22	100	107,850
6.15%, 08/15/20	100	109,375
BAE Systems Holdings Inc.
6.38%, 06/01/19[b]	175	189,820
Boeing Co. (The)
0.95%, 05/15/18	250	248,880

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.13%, 03/01/22 (Call 02/01/22)[c]	$400	$397,708
4.88%, 02/15/20	210	227,501
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/30/17)	36	36,090
L3 Technologies Inc.
4.75%, 07/15/20	225	240,475
5.20%, 10/15/19	25	26,768
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	375	378,652
3.35%, 09/15/21	50	52,034
Northrop Grumman Corp.
1.75%, 06/01/18	100	100,192
3.50%, 03/15/21	350	366,762
Raytheon Co.
3.13%, 10/15/20	100	103,523
Rockwell Collins Inc.
1.95%, 07/15/19	55	55,065
2.80%, 03/15/22 (Call 02/15/22)	180	181,910
TransDigm Inc.
5.50%, 10/15/20 (Call 05/30/17)	50	51,125
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/30/17)	25	24,500
United Technologies Corp.
1.50%, 11/01/19	225	223,603
1.95%, 11/01/21 (Call 10/01/21)	325	321,028
4.50%, 04/15/20	200	215,438

		4,048,664
AGRICULTURE — 0.35%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	48	49,800
9.88%, 07/15/21 (Call 07/15/17)	75	64,762
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	250	253,750
4.75%, 05/05/21	100	108,937
9.25%, 08/06/19	50	57,825
BAT International Finance PLC
2.75%, 06/15/20[b,c]	133	134,599
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	160	164,922
Imperial Brands Finance PLC
2.95%, 07/21/20[b]	200	202,889
Philip Morris International Inc.
1.38%, 02/25/19	55	54,595

Security	Principal (000s)	Value
1.88%, 01/15/19	$550	$550,737
2.63%, 02/18/22 (Call 01/18/22)	240	241,699
2.90%, 11/15/21	195	198,760
4.50%, 03/26/20	50	53,488
Reynolds American Inc.
2.30%, 06/12/18	500	502,730
3.25%, 06/12/20	125	128,965
Viterra Inc.
5.95%, 08/01/20[b]	250	272,757

		3,041,215
AIRLINES — 0.15%
Air Canada
7.75%, 04/15/21[b,c]	55	62,150
Allegiant Travel Co.
5.50%, 07/15/19	40	41,200
American Airlines Group Inc.
4.63%, 03/01/20[b]	50	50,875
5.50%, 10/01/19[b]	75	78,375
6.13%, 06/01/18	75	77,812
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	34	37,182
Series 2012-3, Class C
6.13%, 04/29/18	50	51,812
Delta Air Lines Inc.
2.88%, 03/13/20	100	100,944
3.63%, 03/15/22 (Call 02/15/22)	250	256,427
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	75	75,863
2.75%, 11/06/19 (Call 10/06/19)	160	162,450
United Continental Holdings Inc.
6.00%, 12/01/20	15	16,088
6.38%, 06/01/18	20	20,850
Unity 1 Sukuk Ltd.
3.86%, 11/30/21[d]	200	203,237
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	50	52,250
8.50%, 11/15/19[b]	50	52,500

		1,340,015
APPAREL — 0.02%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	25	6,250

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	$100	$101,210
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/15/17)	50	51,625

		159,085
AUTO MANUFACTURERS — 1.34%
American Honda Finance Corp.
1.50%, 11/19/18	60	59,863
1.65%, 07/12/21	70	68,214
1.70%, 02/22/19	150	149,973
1.70%, 09/09/21	125	121,899
2.00%, 02/14/20	155	155,758
2.13%, 10/10/18	25	25,174
2.25%, 08/15/19	350	353,314
2.45%, 09/24/20	50	50,576
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[b]	200	204,750
BMW U.S. Capital LLC
1.50%, 04/11/19[b]	250	248,785
1.85%, 09/15/21 (Call 08/15/21)[b]	100	97,447
2.00%, 04/11/21 (Call 03/11/21)[b]	130	128,382
Daimler Finance North America LLC
1.50%, 07/05/19[b]	250	247,398
2.00%, 08/03/18[b]	175	175,407
2.38%, 08/01/18[b]	150	151,097
2.45%, 05/18/20[b]	300	301,662
2.85%, 01/06/22[b]	250	253,247
3.88%, 09/15/21[b]	250	262,871
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	320	329,200
Ford Motor Credit Co. LLC
2.02%, 05/03/19	200	199,110
2.24%, 06/15/18	400	401,012
2.46%, 03/27/20	200	199,960
2.60%, 11/04/19	200	201,070
3.20%, 01/15/21	250	253,092
3.34%, 03/18/21	600	609,498
3.34%, 03/28/22 (Call 02/28/22)	200	201,702
5.88%, 08/02/21	250	278,457
General Motors Co.
3.50%, 10/02/18	200	204,002
General Motors Financial Co. Inc.
2.35%, 10/04/19	200	199,846

Security	Principal (000s)	Value
3.10%, 01/15/19	$340	$345,209
3.15%, 01/15/20 (Call 12/15/19)	25	25,457
3.20%, 07/13/20 (Call 06/13/20)	400	407,248
3.45%, 01/14/22 (Call 12/14/21)	200	202,464
3.70%, 11/24/20 (Call 10/24/20)	200	206,304
4.38%, 09/25/21	250	263,240
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[b]	100	101,082
Hyundai Capital America
2.45%, 06/15/21[d]	200	196,816
2.55%, 02/06/19[d]	170	170,773
2.60%, 03/19/20[c,d]	300	300,092
Hyundai Capital Services Inc.
3.00%, 03/06/22[d]	200	199,950
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[b]	200	204,500
Navistar International Corp.
8.25%, 11/01/21 (Call 05/30/17)	150	151,875
Nissan Motor Acceptance Corp.
1.55%, 09/13/19[b]	135	133,133
2.00%, 03/08/19[b]	100	99,923
2.55%, 03/08/21[b]	250	251,071
PACCAR Financial Corp.
1.40%, 05/18/18	150	149,931
2.50%, 08/14/20	100	101,471
Toyota Motor Credit Corp.
1.55%, 07/13/18	380	380,156
1.70%, 02/19/19	50	50,037
1.90%, 04/08/21	255	252,129
2.10%, 01/17/19	125	125,992
2.13%, 07/18/19	405	407,961
2.15%, 03/12/20	170	171,192
2.60%, 01/11/22	315	317,882
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[b]	200	199,612
2.40%, 05/22/20[b]	200	200,192

		11,748,458
AUTO PARTS & EQUIPMENT — 0.06%
American Axle & Manufacturing Inc.
5.13%, 02/15/19 (Call 05/30/17)	25	25,250
6.25%, 03/15/21 (Call 05/30/17)[c]	50	51,375

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	$15	$17,813
IHO Verwaltungs GmbH
4.13% (4.88% PIK), 09/15/21 (Call 09/15/18)[b,e]	200	202,750
International Automotive Components Group SA
9.13%, 06/01/18 (Call 05/30/17)[b]	20	19,450
Titan International Inc.
6.88%, 10/01/20 (Call 05/30/17)	25	25,687
ZF North America Capital Inc.
4.00%, 04/29/20[b]	150	156,187

		498,512
BANKS — 11.02%
ABN AMRO Bank NV
2.50%, 10/30/18[b]	500	503,900
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[d]	400	401,531
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	249,850
Akbank TAS
4.00%, 01/24/20[d]	200	200,024
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[d]	200	227,965
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	200,031
2.25%, 06/13/19	200	201,094
2.55%, 11/23/21	250	250,252
Axis Bank Ltd./Dubai
2.88%, 06/01/21[d]	200	198,446
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	214,000
5.90%, 01/16/21[d]	200	213,160
6.75%, 09/29/19[d]	100	107,770
Banco del Estado de Chile
4.13%, 10/07/20[b]	200	211,514
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[d]	200	208,750
VRN, (10 year CMT + 7.782%)
8.50%, 10/29/49[d]	100	110,150

Security	Principal (000s)	Value
Banco Nacional de Costa Rica
5.88%, 04/25/21[d]	$200	$206,144
Banco Santander SA
3.50%, 04/11/22	200	202,108
Banco Votorantim SA
7.38%, 01/21/20[d]	100	107,250
Bancolombia SA
6.13%, 07/26/20	128	138,438
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	202,723
Bank Nederlandse Gemeenten NV
1.38%, 01/28/19[b]	250	249,091
1.75%, 03/24/20[b]	550	548,966
1.88%, 06/11/19[b]	100	100,416
Bank of America Corp.
2.60%, 01/15/19	25	25,252
2.63%, 10/19/20	350	352,520
2.63%, 04/19/21	220	220,238
2.65%, 04/01/19	700	708,400
5.00%, 05/13/21	410	446,523
5.63%, 07/01/20	350	384,370
5.70%, 01/24/22	360	405,450
7.63%, 06/01/19	750	833,303
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)	275	277,626
Series L
2.25%, 04/21/20	350	349,794
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b,c]	200	214,820
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[d]	200	199,912
Bank of China Ltd./Luxembourg
1.88%, 07/12/19[d]	200	197,677
2.25%, 07/12/21[d]	200	195,344
Bank of India/Jersey
3.13%, 05/06/20[d]	200	198,717
Bank of Montreal
1.35%, 08/28/18	100	99,621
1.90%, 08/27/21	350	344,235
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	110	110,035
2.05%, 05/03/21 (Call 04/03/21)	250	247,550
2.10%, 08/01/18 (Call 07/02/18)	25	25,128
2.10%, 01/15/19 (Call 12/15/18)	50	50,289

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.20%, 03/04/19 (Call 02/02/19)	$50	$50,416
2.20%, 05/15/19 (Call 04/15/19)	100	100,715
2.30%, 09/11/19 (Call 08/11/19)	100	100,979
2.45%, 11/27/20 (Call 10/27/20)	265	267,091
2.60%, 08/17/20 (Call 07/17/20)	300	304,437
3.55%, 09/23/21 (Call 08/23/21)	50	52,349
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	50,348
Bank of Nova Scotia (The)
1.65%, 06/14/19	250	248,673
1.70%, 06/11/18 (Call 05/11/18)	310	310,307
2.05%, 10/30/18	200	201,106
2.05%, 06/05/19	350	350,938
2.35%, 10/21/20	300	301,353
2.70%, 03/07/22	350	353,049
2.80%, 07/21/21	50	50,828
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[b]	200	199,970
2.70%, 09/09/18[b]	200	202,004
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[d]	200	216,000
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[b]	200	198,825
Barclays PLC
2.75%, 11/08/19	200	202,128
3.20%, 08/10/21	400	404,784
3.25%, 01/12/21	450	457,434
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	100	100,401
2.05%, 05/10/21 (Call 04/09/21)	250	247,547
2.25%, 02/01/19 (Call 01/02/19)	260	261,768
2.45%, 01/15/20 (Call 12/15/19)	300	303,510
BBVA Banco Continental SA
3.25%, 04/08/18[d]	100	101,300
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	164,850
7.25%, 04/22/20[d]	100	110,000
BNP Paribas SA
2.38%, 05/21/20	250	250,702
2.40%, 12/12/18	25	25,189

Security	Principal (000s)	Value
2.70%, 08/20/18	$275	$277,722
5.00%, 01/15/21	250	271,345
BOS Funding Ltd.
3.37%, 06/08/20[d]	200	200,000
BPCE SA
2.25%, 01/27/20	250	249,475
2.75%, 12/02/21	250	250,307
Caixa Economica Federal
4.50%, 10/03/18[d]	150	152,775
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	130	128,873
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	402,420
3.05%, 03/09/22 (Call 02/09/22)	250	250,770
4.75%, 07/15/21	75	80,815
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	250	245,178
2.35%, 01/31/20 (Call 12/31/19)	250	250,287
CBQ Finance Ltd.
3.25%, 06/13/21[d]	200	201,280
China CITIC Bank International Ltd.
6.88%, 06/24/20[d]	205	225,273
China Construction Bank Asia Corp. Ltd.
VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[d]	200	205,208
China Construction Bank Corp. VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[d]	200	203,352
China Development Bank Corp.
2.50%, 10/09/20[d]	200	199,629
2.63%, 01/24/22[d]	500	497,734
China Development Bank Corp./Hong Kong
1.88%, 11/03/21[d]	200	194,077
CITIC Ltd.
6.38%, 04/10/20[d]	200	219,479
VRN, (5 year CMT + 7.816%)
8.63%, 05/29/49 (Call 11/22/18)[d]	200	216,252
Citigroup Inc.
1.75%, 05/01/18	375	374,873
2.05%, 12/07/18	300	300,453
2.35%, 08/02/21	100	98,814
2.40%, 02/18/20	130	130,688

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.45%, 01/10/20 (Call 12/10/19)	$275	$276,587
2.50%, 09/26/18	85	85,683
2.50%, 07/29/19	250	252,130
2.55%, 04/08/19	350	353,496
2.65%, 10/26/20	200	201,660
2.70%, 03/30/21	350	351,306
2.90%, 12/08/21 (Call 11/08/21)	450	453,028
4.50%, 01/14/22	350	376,638
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	500	499,750
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 09/01/17)	25	24,802
Commonwealth Bank of Australia
1.75%, 11/07/19[b]	250	247,857
2.00%, 09/06/21[b]	250	244,878
2.75%, 03/10/22[b]	250	252,002
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	249,715
2.30%, 03/12/20	250	250,928
2.50%, 09/20/18	400	403,972
Cooperatieve Rabobank UA
3.88%, 02/08/22	225	239,058
4.50%, 01/11/21	25	26,883
VRN, (3 mo. LIBOR US + 10.868%)
11.00%, (Call 06/30/19)[b]	100	116,750
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	502,610
2.50%, 01/19/21	500	502,970
2.75%, 01/10/22	250	253,065
Credit Agricole SA/London
2.50%, 04/15/19[b]	250	251,660
3.38%, 01/10/22[b]	250	251,963
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[d]	200	208,000
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	251,300
5.40%, 01/14/20	400	429,856
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	350	351,967
3.13%, 12/10/20	300	304,011

Security	Principal (000s)	Value
Danske Bank A/S
2.70%, 03/02/22[b]	$250	$251,438
DBS Group Holdings Ltd.
VRN, (5 year USD Swap + 2.390%)
3.60%, 12/29/49 (Call 09/07/21)[d]	200	196,700
Deutsche Bank AG
3.13%, 01/13/21	700	699,923
3.38%, 05/12/21	500	503,070
4.25%, 10/14/21[b]	250	258,521
Dexia Credit Local SA
2.25%, 02/18/20[b]	250	250,176
DIB Sukuk Ltd.
3.66%, 02/14/22[d]	200	201,000
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	250	252,120
3.10%, 06/04/20 (Call 05/04/20)	250	255,422
DNB Bank ASA
2.38%, 06/02/21[b]	200	199,442
EI Sukuk Co. Ltd.
3.54%, 05/31/21[d]	200	202,650
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	203,758
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	150,854
2.88%, 07/27/20 (Call 06/27/20)	200	203,864
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	198,096
2.15%, 08/20/18 (Call 07/20/18)	200	201,162
First Gulf Bank PJSC
3.25%, 01/14/19[d]	200	203,232
Global Bank Corp.
4.50%, 10/20/21[d]	200	200,100
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	250	250,587
2.55%, 10/23/19	250	252,283
2.60%, 04/23/20 (Call 03/23/20)	275	277,348
2.63%, 01/31/19	180	182,065
2.63%, 04/25/21 (Call 03/25/21)	500	500,535
2.75%, 09/15/20 (Call 08/15/20)	170	171,753
2.90%, 07/19/18	350	354,427
3.00%, 04/26/22 (Call 04/26/21)	570	574,115
5.25%, 07/27/21	750	824,835
5.38%, 03/15/20	50	54,139

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.75%, 01/24/22	$125	$141,066
7.50%, 02/15/19	260	284,918
HBOS PLC
6.75%, 05/21/18[b]	200	209,136
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	250	268,185
HSBC Holdings PLC
2.65%, 01/05/22	250	248,485
2.95%, 05/25/21	250	252,860
3.40%, 03/08/21	850	872,916
5.10%, 04/05/21	350	381,773
HSBC USA Inc.
2.25%, 06/23/19	100	100,426
2.38%, 11/13/19	350	351,820
2.75%, 08/07/20	200	202,854
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	100	100,878
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	254,555
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[d]	200	201,345
3.50%, 03/18/20[d]	200	202,969
4.80%, 05/22/19[d]	200	208,574
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[d]	200	202,744
Industrial & Commercial Bank of China Ltd.
2.50%, 06/16/21[d]	200	197,402
Industrial & Commercial Bank of China Ltd./Singapore
1.88%, 08/11/19[d]	200	197,703
2.50%, 11/21/17[d]	400	401,123
ING Bank NV
2.00%, 11/26/18[b]	200	199,853
2.45%, 03/16/20[b]	400	401,863
2.75%, 03/22/21[b]	250	251,164
Intesa Sanpaolo SpA
6.50%, 02/24/21[b]	100	110,682
Itau Unibanco Holding SA/Cayman Islands
5.75%, 01/22/21[d]	485	515,482
6.20%, 12/21/21[d]	200	216,250
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	355	355,007

Security	Principal (000s)	Value
2.20%, 10/22/19	$300	$301,302
2.25%, 01/23/20 (Call 12/23/19)	100	100,431
2.30%, 08/15/21 (Call 08/15/20)	250	248,210
2.35%, 01/28/19	25	25,241
2.55%, 10/29/20 (Call 09/29/20)	200	201,520
2.55%, 03/01/21 (Call 02/01/21)	400	401,756
2.75%, 06/23/20 (Call 05/23/20)	250	253,857
4.25%, 10/15/20	305	324,255
4.40%, 07/22/20	200	213,078
4.50%, 01/24/22	375	405,653
4.63%, 05/10/21	125	135,154
6.30%, 04/23/19	900	974,655
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	497,215
KEB Hana Bank
2.50%, 06/12/19[d]	200	200,631
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	250	251,868
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	355	357,038
2.90%, 09/15/20	75	76,363
5.10%, 03/24/21	70	76,719
KfW
1.00%, 06/11/18	200	199,330
1.00%, 07/15/19	200	197,840
1.13%, 08/06/18	253	252,370
1.13%, 11/16/18	500	497,935
1.25%, 09/30/19	550	546,172
1.50%, 02/06/19	545	545,371
1.50%, 04/20/20	1,420	1,413,312
1.50%, 06/15/21[c]	220	216,572
1.63%, 03/15/21	750	743,325
1.75%, 10/15/19	500	502,385
1.75%, 03/31/20	100	100,337
1.88%, 04/01/19	370	372,745
1.88%, 06/30/20	1,200	1,206,360
1.88%, 11/30/20	750	751,530
2.75%, 09/08/20	250	257,907
2.75%, 10/01/20	550	567,468
4.88%, 06/17/19	950	1,015,569
Korea Development Bank (The)
2.25%, 05/18/20	200	199,082
3.00%, 03/17/19	200	203,526

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Krung Thai Bank PCL/Cayman Islands
VRN, (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[d]	$200	$206,922
Landwirtschaftliche Rentenbank
1.63%, 08/18/20[d]	200	199,024
1.75%, 04/15/19	300	301,419
Lloyds Bank PLC
2.70%, 08/17/20	250	253,778
Lloyds Banking Group PLC
3.00%, 01/11/22	225	226,413
3.10%, 07/06/21	250	253,915
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	250	252,617
2.85%, 07/29/20[b]	250	253,487
Macquarie Group Ltd.
3.00%, 12/03/18[b]	200	202,787
Malayan Banking Bhd VRN, (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[d]	200	202,515
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	252,077
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	245,798
2.95%, 03/01/21	250	253,442
3.00%, 02/22/22	25	25,367
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	251,165
Mizuho Bank Ltd.
2.45%, 04/16/19[b]	400	402,183
2.70%, 10/20/20[b]	250	251,484
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	196,176
2.95%, 02/28/22	200	201,272
Morgan Stanley
2.38%, 07/23/19	500	502,100
2.45%, 02/01/19	215	216,881
2.50%, 01/24/19	500	505,260
2.50%, 04/21/21	920	917,893
2.63%, 11/17/21	100	99,849
2.65%, 01/27/20	400	405,284
2.80%, 06/16/20	490	497,100
5.50%, 07/24/20	250	273,358
5.50%, 07/28/21	250	278,295

Security	Principal (000s)	Value
5.75%, 01/25/21	$250	$277,995
7.30%, 05/13/19	200	220,350
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	250,195
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	244,065
2.63%, 07/23/20	350	353,976
2.80%, 01/10/22	250	253,120
National Bank of Abu Dhabi PJSC
VRN, (5 year USD Swap + 3.350%)
5.25%, 12/29/49 (Call 06/17/20)[d]	200	204,160
National Savings Bank
8.88%, 09/18/18[d]	200	212,554
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[b]	200	198,932
1.88%, 03/13/19[b]	200	200,901
Nordea Bank AB
1.63%, 05/15/18[b]	200	199,936
2.25%, 05/27/21[b]	200	198,083
2.50%, 09/17/20[b]	200	201,354
4.88%, 05/13/21[b]	250	267,964
NRW Bank
1.25%, 07/29/19[d]	250	247,512
1.38%, 08/20/18[d]	200	199,651
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	325	324,191
1.38%, 02/10/20	150	148,652
1.50%, 10/21/20	325	320,960
1.88%, 01/20/21	250	249,420
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[f]	250	248,207
2.25%, 07/02/19 (Call 06/02/19)[f]	250	251,752
2.63%, 02/17/22 (Call 01/18/22)[f]	250	252,505
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[f]	400	432,504
6.70%, 06/10/19[f]	75	82,222
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 05/30/17)[b]	50	51,250
QNB Finance Ltd.
2.13%, 02/14/18[d]	200	200,377
2.75%, 10/31/18[d]	200	202,008

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	$500	$501,795
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	100	102,103
Royal Bank of Canada
1.50%, 07/29/19	250	247,655
2.00%, 12/10/18	400	401,500
2.13%, 03/02/20	200	200,552
2.35%, 10/30/20	250	251,408
2.50%, 01/19/21	150	151,505
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	250	271,940
Royal Bank of Scotland NV (The)
4.65%, 06/04/18	100	102,283
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	310	311,125
3.45%, 08/27/18 (Call 07/27/18)	325	330,184
3.70%, 03/28/22 (Call 02/28/22)[b]	350	351,876
Santander UK Group Holdings PLC
2.88%, 08/05/21	200	199,300
3.13%, 01/08/21	290	292,845
Santander UK PLC
2.38%, 03/16/20	300	301,449
2.50%, 03/14/19	110	110,882
3.05%, 08/23/18	100	101,503
Shinhan Bank VRN, (5 year CMT + 2.150%)
3.88%, 12/07/26 (Call 12/07/21)[d]	200	204,013
SIB Sukuk Co. III Ltd.
3.08%, 09/08/21[d]	250	248,220
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	500	504,367
Skysea International Capital Management Ltd.
4.88%, 12/07/21[d]	200	216,469
Societe Generale SA
2.50%, 04/08/21[b]	200	199,043
5.20%, 04/15/21[b]	250	273,380
Standard Chartered PLC
3.05%, 01/15/21[b]	200	201,614
5.70%, 01/25/22[d]	250	273,571
State Bank of India/London
3.62%, 04/17/19[d]	200	204,026

Security	Principal (000s)	Value
State Street Corp.
1.35%, 05/15/18	$50	$49,955
1.95%, 05/19/21	50	49,378
2.55%, 08/18/20	95	96,988
4.38%, 03/07/21	50	53,657
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	250,370
2.65%, 07/23/20	250	251,812
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	300	294,516
2.44%, 10/19/21	250	248,228
2.85%, 01/11/22[c]	245	246,889
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,504
2.70%, 01/27/22 (Call 12/27/21)	305	305,860
2.90%, 03/03/21 (Call 02/03/21)	275	279,056
Svenska Handelsbanken AB
1.88%, 09/07/21	250	244,168
2.40%, 10/01/20	500	501,705
Swedbank AB
2.65%, 03/10/21[b]	250	252,117
Synovus Financial Corp.
7.88%, 02/15/19	27	29,337
Toronto-Dominion Bank (The)
1.45%, 09/06/18	300	299,274
1.75%, 07/23/18	100	100,206
1.80%, 07/13/21	260	254,696
1.95%, 01/22/19	150	150,616
2.13%, 07/02/19	150	150,927
2.13%, 04/07/21	200	199,078
2.50%, 12/14/20	50	50,591
2.63%, 09/10/18	100	101,288
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[d]	200	204,774
Turkiye Halk Bankasi AS
5.00%, 07/13/21[d]	200	196,000
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	201,725
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d]	200	203,505
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	320	321,709
2.20%, 04/25/19 (Call 03/25/19)	200	201,738

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.35%, 01/29/21 (Call 12/29/20)	$100	$100,688
2.63%, 01/24/22 (Call 12/23/21)	575	580,330
UBS AG/Stamford CT
2.38%, 08/14/19	500	503,685
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20[b]	250	252,779
3.00%, 04/15/21[b]	250	251,709
UniCredit Luxembourg Finance SA
6.00%, 10/31/17[b]	100	101,851
UniCredit SpA
3.75%, 04/12/22[b]	250	250,054
United Overseas Bank Ltd.
2.50%, 03/18/20[d]	200	200,860
VRN, (5 year USD Swap + 1.995%)
3.75%, 09/19/24 (Call 09/19/19)[d]	200	203,510
Wells Fargo & Co.
2.10%, 07/26/21	450	443,695
2.13%, 04/22/19	275	276,221
2.15%, 01/15/19	650	653,569
2.50%, 03/04/21	350	351,316
2.55%, 12/07/20	500	504,785
2.60%, 07/22/20	450	455,459
4.60%, 04/01/21	100	107,969
Wells Fargo Bank N.A.
2.15%, 12/06/19	250	251,070
Westpac Banking Corp.
1.60%, 08/19/19	250	247,477
1.65%, 05/13/19	250	248,285
2.00%, 08/19/21	250	245,098
2.10%, 05/13/21	250	246,708
2.15%, 03/06/20	250	250,548
2.25%, 01/17/19	50	50,271
2.60%, 11/23/20	300	302,724
2.80%, 01/11/22	100	101,178
4.88%, 11/19/19	50	53,418
Woori Bank
2.63%, 07/22/20[d]	200	199,527
Yapi ve Kredi Bankasi AS
5.75%, 02/24/22[d]	200	202,800

		96,266,228
BEVERAGES — 0.56%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	500	500,740

Security	Principal (000s)	Value
2.15%, 02/01/19	$100	$100,623
2.65%, 02/01/21 (Call 01/01/21)	1,015	1,026,967
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	250	263,097
5.38%, 01/15/20	100	108,701
6.50%, 07/15/18	150	158,494
7.75%, 01/15/19	75	82,182
Beverages & More Inc.
10.00%, 11/15/18 (Call 05/30/17)[b]	9	8,550
Coca-Cola Co. (The)
1.55%, 09/01/21	500	490,250
1.65%, 11/01/18	250	251,007
1.88%, 10/27/20	200	200,306
Constellation Brands Inc.
3.88%, 11/15/19	50	52,137
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	85	84,971
2.60%, 01/15/19	100	101,282
DS Services of America Inc.
10.00%, 09/01/21 (Call 09/01/17)[b]	50	53,625
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	95	93,230
PepsiCo Inc.
1.35%, 10/04/19	230	228,418
1.85%, 04/30/20 (Call 03/30/20)	50	49,997
2.15%, 10/14/20 (Call 09/14/20)	200	201,752
2.25%, 05/02/22	250	249,750
3.00%, 08/25/21	100	103,471
3.13%, 11/01/20	50	51,976
4.50%, 01/15/20	150	160,753
5.00%, 06/01/18	25	25,961
Pernod Ricard SA
4.45%, 01/15/22[b]	250	268,956

		4,917,196
BIOTECHNOLOGY — 0.27%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	85	83,053
2.20%, 05/22/19 (Call 04/22/19)	305	307,004
3.45%, 10/01/20	50	52,123
5.70%, 02/01/19	200	213,094
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	65	66,050
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	175	186,790

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Biogen Inc.
2.90%, 09/15/20	$300	$306,003
Celgene Corp.
2.13%, 08/15/18	350	351,424
2.88%, 08/15/20	350	356,454
Gilead Sciences Inc.
1.85%, 09/04/18	100	100,291
2.55%, 09/01/20	189	191,499
4.40%, 12/01/21 (Call 09/01/21)	175	188,821

		2,402,606
BUILDING MATERIALS — 0.07%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[b]	50	51,500
CRH America Inc.
8.13%, 07/15/18	200	214,502
Griffon Corp.
5.25%, 03/01/22 (Call 05/30/17)	100	102,250
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,969
7.13%, 03/15/20	25	28,188
Norbord Inc.
5.38%, 12/01/20[b]	15	15,750
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[b]	75	78,469
USG Corp.
8.25%, 01/15/18	50	52,438

		584,066
CHEMICALS — 0.72%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	257,838
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	70	71,902
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	206,752
Braskem Finance Ltd.
5.75%, 04/15/21[d]	400	420,000
CF Industries Inc.
7.13%, 05/01/20	175	190,750
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.70%, 05/01/18[b]	144	143,984
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 05/29/17)[b]	200	204,000

Security	Principal (000s)	Value
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	$100	$106,243
4.25%, 11/15/20 (Call 08/15/20)	150	159,087
5.70%, 05/15/18	150	155,925
8.55%, 05/15/19	325	366,805
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	225	228,568
EI du Pont de Nemours & Co.
3.63%, 01/15/21	50	52,407
4.63%, 01/15/20	250	266,295
6.00%, 07/15/18	235	246,839
Equate Petrochemical BV
3.00%, 03/03/22[d]	200	198,820
Hexion Inc.
6.63%, 04/15/20 (Call 05/30/17)	150	141,750
10.38%, 02/01/22 (Call 02/01/19)[b]	50	51,250
13.75%, 02/01/22 (Call 02/01/19)[b]	25	24,562
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/30/17)	50	38,750
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	75	78,844
INVISTA Finance LLC
4.25%, 10/15/19[b]	50	51,375
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	210,008
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 05/30/17)	100	99,375
Monsanto Co.
2.13%, 07/15/19	125	125,159
2.75%, 07/15/21	100	100,492
MPM Escrow LLC
8.88%, 10/15/20[g]	100	—
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	211,500
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[b,c]	100	102,500
10.38%, 05/01/21 (Call 05/01/18)[b]	75	83,531
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	108,096
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	151,002

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Praxair Inc.
1.25%, 11/07/18	$100	$99,587
4.50%, 08/15/19	150	158,700
SABIC Capital II BV
2.63%, 10/03/18[d]	200	201,266
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[d]	200	203,055
TPC Group Inc.
8.75%, 12/15/20 (Call 05/30/17)[b]	100	93,000
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/30/17)	125	127,031
7.50%, 03/15/22 (Call 03/15/18)[b]	50	52,250
Unifrax I LLC/Unifrax Holding Co.
7.50%, 02/15/19 (Call 05/04/17)[b]	27	27,003
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	375	389,659
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	100	107,375

		6,313,335
COAL — 0.03%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	22,444
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 05/30/17)	50	48,750
Korea Resources Corp.
2.25%, 04/19/21[d]	200	195,118

		266,312
COMMERCIAL SERVICES — 0.32%
ADT Corp. (The)
5.25%, 03/15/20	50	52,625
6.25%, 10/15/21	125	137,116
APX Group Inc.
6.38%, 12/01/19 (Call 05/30/17)	29	30,015
8.75%, 12/01/20 (Call 05/30/17)	140	145,075
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	91,121
BakerCorp International Inc.
8.25%, 06/01/19 (Call 05/30/17)	9	8,460
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	100	102,587
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	50	40,750

Security	Principal (000s)	Value
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/30/17)[b]	$50	$52,750
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/08/17)[b]	35	37,653
DP World Ltd.
3.25%, 05/18/20[d]	200	203,000
Ecolab Inc.
2.00%, 01/14/19	150	150,753
2.25%, 01/12/20	210	210,964
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	55	54,591
ERAC USA Finance LLC
2.35%, 10/15/19[b]	100	100,079
4.50%, 08/16/21[b]	45	47,992
Graham Holdings Co.
7.25%, 02/01/19	25	26,865
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/30/17)[c]	70	65,275
6.75%, 04/15/19 (Call 05/30/17)[c]	61	60,848
7.38%, 01/15/21 (Call 05/30/17)[c]	75	72,188
iPayment Inc.
9.50%, 12/15/19 (Call 05/30/17)[b]	17	18,093
Laureate Education Inc.
10.00%, 09/01/19 (Call 05/30/17)[b]	100	105,000
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/30/17)[c]	50	48,500
Moody’s Corp.
5.50%, 09/01/20	100	109,783
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 05/15/17)[b]	35	35,044
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/30/17)	75	76,406
5.00%, 04/15/22 (Call 05/30/17)[b]	250	257,187
RR Donnelley & Sons Co.
7.63%, 06/15/20	50	54,875
7.88%, 03/15/21	50	54,000
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	35,905
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 05/30/17)	15	15,272
7.63%, 10/01/18	25	26,906

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (Call 01/15/19)[b]	$21	$20,843
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 05/30/17)	4	3,830
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	26,024
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	250	253,902

		2,832,277
COMPUTERS — 0.72%
Apple Inc.
1.00%, 05/03/18	375	374,017
1.55%, 02/07/20	200	199,312
1.55%, 08/04/21 (Call 07/04/21)	55	53,771
1.70%, 02/22/19	105	105,440
1.90%, 02/07/20	50	50,280
2.00%, 05/06/20	250	251,877
2.10%, 05/06/19	135	136,386
2.25%, 02/23/21 (Call 01/23/21)	345	348,033
2.50%, 02/09/22 (Call 01/09/22)	180	182,279
2.85%, 05/06/21	325	334,428
Dell Inc.
4.63%, 04/01/21	50	51,375
5.88%, 06/15/19	100	106,492
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	275	281,353
4.42%, 06/15/21 (Call 05/15/21)[b]	700	735,203
5.88%, 06/15/21 (Call 06/15/18)[b]	200	212,000
DynCorp International Inc.
10.38% (11.88% PIK), 11/30/20 (Call 07/01/17)[e]	45	45,257
EMC Corp.
1.88%, 06/01/18	175	174,230
2.65%, 06/01/20	200	195,715
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	25	26,844
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 05/30/17)[b]	100	96,500
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,730
3.60%, 10/15/20 (Call 09/15/20)	404	417,534
HP Inc.
4.38%, 09/15/21	250	266,045
4.65%, 12/09/21	250	269,820

Security	Principal (000s)	Value
International Business Machines Corp.
1.88%, 05/15/19	$100	$100,537
2.25%, 02/19/21	100	100,747
2.50%, 01/27/22	100	101,218
7.63%, 10/15/18	200	217,068
Lenovo Group Ltd.
4.70%, 05/08/19[d]	200	206,365
NCR Corp.
4.63%, 02/15/21 (Call 05/30/17)	100	102,500
Seagate HDD Cayman
3.75%, 11/15/18	100	102,461
4.25%, 03/01/22 (Call 02/01/22)[b]	250	249,558

		6,246,375
COSMETICS & PERSONAL CARE — 0.15%
Avon Products Inc.
6.50%, 03/01/19	50	52,033
6.60%, 03/15/20	75	76,219
Colgate-Palmolive Co.
1.50%, 11/01/18	25	25,036
1.75%, 03/15/19	25	25,093
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	186,954
1.80%, 02/07/20	215	215,497
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/30/17)[b]	50	49,063
Procter & Gamble Co. (The)
1.70%, 11/03/21	30	29,579
1.90%, 11/01/19	250	251,825
2.30%, 02/06/22	305	308,437
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/30/17)	50	49,750

		1,269,486
DISTRIBUTION & WHOLESALE — 0.04%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 05/30/17)[b]	20	20,525
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	85	87,231
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	125	132,344
Rexel SA
5.25%, 06/15/20 (Call 05/30/17)[b]	132	135,300

		375,400

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.92%
ABCL Glory Capital Ltd.
2.50%, 06/21/21[d]	$200	$197,542
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	150	154,174
4.25%, 07/01/20	250	261,615
4.50%, 05/15/21	150	158,721
Air Lease Corp.
2.13%, 01/15/20	45	44,735
2.63%, 09/04/18 (Call 08/04/18)	125	125,971
3.38%, 01/15/19 (Call 12/15/18)[c]	300	305,802
Aircastle Ltd.
5.13%, 03/15/21	100	106,625
5.50%, 02/15/22	50	54,145
6.25%, 12/01/19	100	108,450
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[d]	200	202,952
Alliance Data Systems Corp.
5.88%, 11/01/21 (Call 11/01/18)[b]	75	77,625
Ally Financial Inc.
3.60%, 05/21/18	100	101,260
3.75%, 11/18/19	150	152,609
4.13%, 03/30/20	25	25,608
4.13%, 02/13/22	50	50,313
4.25%, 04/15/21	100	102,250
4.75%, 09/10/18	50	51,500
8.00%, 12/31/18	150	162,375
8.00%, 03/15/20	108	121,905
American Express Co.
1.55%, 05/22/18	300	299,673
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	100	99,325
1.80%, 07/31/18 (Call 06/30/18)	100	100,118
1.88%, 11/05/18 (Call 10/05/18)	40	40,073
2.13%, 03/18/19	100	100,543
2.25%, 05/05/21 (Call 04/04/21)	50	49,765
2.38%, 05/26/20 (Call 04/25/20)	394	397,270
2.70%, 03/03/22 (Call 01/31/22)	310	312,130
Series F
2.60%, 09/14/20 (Call 08/14/20)	200	202,736
Ameriprise Financial Inc.
5.30%, 03/15/20	205	222,607

Security	Principal (000s)	Value
Azure Nova International Finance Ltd.
2.63%, 11/01/21[d]	$200	$195,657
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	400	407,440
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[d]	200	191,000
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)[d]	200	194,461
3.00%, 03/30/20[d]	200	200,892
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,755
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[d]	200	197,295
CDP Financial Inc.
4.40%, 11/25/19[b]	250	265,154
Charles Schwab Corp. (The)
4.45%, 07/22/20	250	267,515
Charming Light Investments Ltd.
2.38%, 08/30/21[d]	200	193,987
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[d]	200	200,877
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21[d]	200	194,255
CIT Group Inc.
3.88%, 02/19/19	125	128,438
5.25%, 03/15/18	125	128,975
5.38%, 05/15/20	60	64,575
5.50%, 02/15/19[b]	125	132,031
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19[d]	200	204,001
Creditcorp
12.00%, 07/15/18 (Call 05/30/17)[b]	50	43,000
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	50	51,000
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	50	54,000
Fly Leasing Ltd.
6.38%, 10/15/21 (Call 10/15/17)	200	208,000
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	400	402,896

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	$250	$252,387
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[d]	200	201,674
HSBC Finance Corp.
6.68%, 01/15/21	200	226,944
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 05/30/17)	150	151,875
5.88%, 02/01/22 (Call 08/01/17)	100	102,875
6.00%, 08/01/20 (Call 05/30/17)	150	155,250
6.25%, 02/01/22 (Call 02/01/19)[b]	100	104,000
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[d]	200	196,932
3.20%, 11/10/20[d]	200	200,662
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b,c]	64	56,320
Intercontinental Exchange Inc.
2.50%, 10/15/18	300	303,495
2.75%, 12/01/20 (Call 11/01/20)	90	91,617
International Lease Finance Corp.
4.63%, 04/15/21	500	530,140
6.25%, 05/15/19	200	215,308
7.13%, 09/01/18[b]	85	90,683
8.25%, 12/15/20	150	177,055
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b]	200	206,500
Jefferies Group LLC
6.88%, 04/15/21	100	114,473
KCG Holdings Inc.
6.88%, 03/15/20 (Call 05/30/17)[b]	100	104,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[b]	40	41,050
Lazard Group LLC
4.25%, 11/14/20	50	52,940
LeasePlan Corp. NV
2.88%, 01/22/19[b]	200	200,806
Mastercard Inc.
2.00%, 04/01/19	75	75,552
2.00%, 11/21/21 (Call 10/21/21)	125	124,215

Security	Principal (000s)	Value
Nasdaq Inc.
5.55%, 01/15/20	$250	$270,187
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	100	99,198
2.15%, 02/01/19 (Call 01/01/19)	100	100,684
2.30%, 11/01/20 (Call 10/01/20)	100	100,420
3.05%, 02/15/22 (Call 11/15/21)	50	51,398
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/30/17)	50	50,500
6.50%, 07/01/21 (Call 05/30/17)	75	76,125
7.88%, 10/01/20 (Call 05/30/17)	50	52,000
9.63%, 05/01/19 (Call 05/30/17)	35	36,006
Navient Corp.
4.88%, 06/17/19	125	129,050
5.00%, 10/26/20	100	101,875
5.50%, 01/15/19	125	129,844
5.88%, 03/25/21	10	10,363
6.63%, 07/26/21	75	79,406
7.25%, 01/25/22	50	53,250
8.00%, 03/25/20	100	109,750
8.45%, 06/15/18	175	186,594
Series A
5.00%, 06/15/18 (Call 06/15/17)	16	16,000
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/30/17)	25	25,781
Nomura Holdings Inc.
2.75%, 03/19/19	125	126,072
6.70%, 03/04/20	300	334,053
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[b]	50	47,500
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	21,563
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 05/30/17)[b]	50	52,563
7.25%, 12/15/21 (Call 12/15/17)[b]	50	52,006
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[d]	200	221,520
Protective Life Global Funding
2.00%, 09/14/21[b]	250	242,867
Sistema JSFC via Sistema International Funding SA
6.95%, 05/17/19[d]	200	214,500

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Springleaf Finance Corp.
6.90%, 12/15/17	$200	$205,368
7.75%, 10/01/21[c]	100	107,188
8.25%, 12/15/20	100	109,570
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	70	70,533
3.00%, 08/15/19 (Call 07/15/19)	250	254,060
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 05/30/17)[b]	40	37,600
USAA Capital Corp.
2.00%, 06/01/21[b]	150	147,809
Vertiv Intermediate Holding Corp.
12.00% (13.00% PIK), 02/15/22 (Call 02/15/19)[b,e]	50	53,375
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	245	246,850
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 05/30/17)	25	15,125

		16,781,927
ELECTRIC — 1.69%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[d]	200	204,260
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	100	114,000
8.00%, 06/01/20	50	57,750
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	100	101,256
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	100,407
8.75%, 03/01/19	50	56,044
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	100,743
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	175	172,499
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	204,800
6.88%, 07/30/19[d]	100	106,000
CLP Power HK Finance Ltd. VRN, (6 mo. LIBOR US + 2.297%)
4.25%, 05/29/49 (Call 11/07/19)[d]	200	204,262
Comision Federal de Electricidad
4.88%, 05/26/21[d]	200	210,750

Security	Principal (000s)	Value
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	$100	$100,429
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	750	738,960
Consumers Energy Co.
6.13%, 03/15/19	250	269,468
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[d]	200	201,658
Dominion Resources Inc./VA
1.88%, 01/15/19	350	349,111
1.90%, 06/15/18	118	118,001
2.75%, 01/15/22 (Call 12/15/21)	250	249,937
2.96%, 07/01/19[h]	105	106,426
Series B
1.60%, 08/15/19	75	74,041
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	15	15,713
7.25%, 10/15/21 (Call 07/15/21)	110	117,700
DTE Energy Co.
1.50%, 10/01/19	175	172,249
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	600	582,990
5.05%, 09/15/19	75	79,895
Duke Energy Florida LLC
1.85%, 01/15/20	585	585,627
Dynegy Inc.
6.75%, 11/01/19 (Call 05/30/17)	205	208,075
Edison International
2.13%, 04/15/20	50	50,051
EDP Finance BV
4.90%, 10/01/19[b]	100	105,015
Electricite de France SA
2.15%, 01/22/19[b]	300	300,616
2.35%, 10/13/20 (Call 09/13/20)[b]	100	100,334
6.50%, 01/26/19[b]	325	348,935
Emera U.S. Finance LP
2.15%, 06/15/19	50	49,905
Entergy Texas Inc.
7.13%, 02/01/19	150	162,639
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[d]	200	200,750
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	199,504

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	$100	$99,402
2.85%, 06/15/20 (Call 05/15/20)	375	380,513
5.15%, 12/01/20 (Call 09/01/20)	50	53,954
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	526	533,764
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[b]	190	184,883
GenOn Energy Inc.
9.50%, 10/15/18	50	31,250
Georgia Power Co.
1.95%, 12/01/18	250	250,010
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	140	149,432
Israel Electric Corp. Ltd.
9.38%, 01/28/20[d]	200	236,222
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	108,409
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[d]	200	201,250
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	250	264,892
Majapahit Holding BV
7.75%, 01/20/20[d]	200	225,400
Nevada Power Co.
6.50%, 08/01/18	100	105,909
7.13%, 03/15/19	30	32,933
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	45	44,872
2.30%, 04/01/19	365	367,106
4.50%, 06/01/21 (Call 03/01/21)	75	80,339
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	30	30,104
NRG Energy Inc.
7.88%, 05/15/21 (Call 05/30/17)[c]	23	23,575
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	200	208,076
8.25%, 10/15/18	100	108,927
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	218,260
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	75	75,502
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	75,019

Security	Principal (000s)	Value
Progress Energy Inc.
7.05%, 03/15/19	$400	$435,624
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	175	177,219
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	100	101,065
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	150	145,968
Southern Co. (The)
1.55%, 07/01/18	150	149,410
1.85%, 07/01/19	300	298,365
2.35%, 07/01/21 (Call 06/01/21)	270	266,603
2.45%, 09/01/18	100	100,600
2.75%, 06/15/20 (Call 05/15/20)	200	201,782
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	25	25,000
2.50%, 12/15/21 (Call 11/15/21)	250	247,295
Southwestern Public Service Co. Series G
8.75%, 12/01/18	150	165,567
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[d]	600	606,817
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[c]	75	58,125
4.63%, 07/15/19 (Call 04/15/19)[b]	18	17,730
6.50%, 05/01/18	50	50,375
9.50%, 07/15/22 (Call 07/15/20)[b]	50	46,750
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 06/02/21[d]	200	196,852
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	45,345
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	25,045
Wisconsin Public Service Corp.
1.65%, 12/04/18	150	149,857

		14,722,197
ELECTRICAL COMPONENTS & EQUIPMENT — 0.00%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 05/30/17)[b]	20	19,200
GrafTech International Ltd.
6.38%, 11/15/20 (Call 05/30/17)	9	7,807

		27,007

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.13%
Amphenol Corp.
2.20%, 04/01/20	$125	$125,333
3.13%, 09/15/21 (Call 08/15/21)	75	76,780
Corning Inc.
1.50%, 05/08/18	65	64,839
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[b]	165	163,411
Honeywell International Inc.
1.40%, 10/30/19	350	347,539
1.85%, 11/01/21 (Call 10/01/21)	150	147,679
Kemet Corp.
10.50%, 05/01/18 (Call 05/30/17)	25	25,094
Sanmina Corp.
4.38%, 06/01/19[b]	52	53,300
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	55	55,909
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,532

		1,120,416
ENERGY – ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[b]	50	53,000

		53,000
ENGINEERING & CONSTRUCTION — 0.03%
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[d]	200	198,569
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 05/30/17)[b]	50	52,000
Tutor Perini Corp.
7.63%, 11/01/18 (Call 05/20/17)	36	36,072

		286,641
ENTERTAINMENT — 0.12%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	100	102,750
4.88%, 11/01/20 (Call 08/01/20)	125	133,125
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 05/26/17)[b]	50	52,219
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b]	200	210,318

Security	Principal (000s)	Value
6.25%, 02/15/22 (Call 08/15/21)[b]	$200	$218,000
Mood Media Corp.
9.25%, 10/15/20 (Call 05/29/17)[b]	25	18,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[b]	25	25,271
Scientific Games International Inc.
6.25%, 09/01/20 (Call 05/30/17)	9	8,662
7.00%, 01/01/22 (Call 01/01/18)[b]	250	267,655

		1,036,750
ENVIRONMENTAL CONTROL — 0.07%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 05/30/17)	100	102,000
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[b]	50	53,750
Republic Services Inc.
5.50%, 09/15/19	150	161,829
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[b]	50	51,375
Waste Management Inc.
4.75%, 06/30/20	200	215,674

		584,628
FOOD — 0.40%
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/30/17)	25	25,375
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 05/30/17)[b]	76	66,500
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 05/30/17)[b]	25	25,005
General Mills Inc.
2.20%, 10/21/19	225	226,267
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[d]	200	209,690
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 05/29/17)[b]	150	154,125
8.25%, 02/01/20 (Call 05/30/17)[b]	50	51,225
JM Smucker Co. (The)
2.50%, 03/15/20	100	101,156
Kellogg Co.
3.25%, 05/21/18	50	50,805
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	279,186

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.38%, 02/10/20	$50	$54,257
Kroger Co. (The)
1.50%, 09/30/19	100	98,570
2.30%, 01/15/19 (Call 12/15/18)	50	50,310
2.60%, 02/01/21 (Call 01/01/21)	350	351,365
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 06/24/17)[d]	200	207,690
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	250	242,114
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 05/30/17)	25	25,562
Safeway Inc.
5.00%, 08/15/19	18	18,225
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 05/30/17)[b]	25	26,156
Simmons Foods Inc.
7.88%, 10/01/21 (Call 10/01/17)[b]	50	53,125
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	51,125
Sysco Corp.
1.90%, 04/01/19	35	35,030
2.60%, 10/01/20 (Call 09/01/20)	300	303,093
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	150	151,415
Unilever Capital Corp.
1.38%, 07/28/21	100	96,527
2.10%, 07/30/20	100	100,409
2.20%, 03/06/19	100	100,903
4.25%, 02/10/21	100	107,273
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 05/30/17)[b]	6	6,187
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[b]	100	103,209
Woolworths Ltd.
4.00%, 09/22/20[b]	150	155,874

		3,527,753
FOREST PRODUCTS & PAPER — 0.05%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	250	263,053
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[b]	100	100,989

Security	Principal (000s)	Value
International Paper Co.
7.95%, 06/15/18	$74	$78,982
PH Glatfelter Co.
5.38%, 10/15/20 (Call 05/30/17)	12	12,271
Tembec Industries Inc.
9.00%, 12/15/19 (Call 05/30/17)[b]	25	25,563

		480,858
GAS — 0.08%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	50,436
2.80%, 11/15/20 (Call 10/15/20)	70	70,996
Korea Gas Corp.
1.88%, 07/18/21[d]	200	193,813
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	25	24,938
6.88%, 10/15/21 (Call 05/30/17)	50	49,625
Sempra Energy
1.63%, 10/07/19	65	64,174
2.40%, 03/15/20 (Call 02/15/20)	100	100,584
6.15%, 06/15/18	25	26,194
9.80%, 02/15/19	75	85,112

		665,872
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 05/30/17)[b]	25	23,125
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	150	150,319

		173,444
HEALTH CARE – PRODUCTS — 0.54%
Abbott Laboratories
2.00%, 09/15/18	100	100,053
2.00%, 03/15/20	165	164,853
2.80%, 09/15/20 (Call 08/15/20)	50	50,517
2.90%, 11/30/21 (Call 10/30/21)	525	529,809
5.13%, 04/01/19	25	26,401
Alere Inc.
6.50%, 06/15/20 (Call 05/30/17)	50	51,125
7.25%, 07/01/18 (Call 05/30/17)	50	50,500
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	125	121,856
Becton Dickinson and Co.
1.80%, 12/15/17	348	347,774

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.68%, 12/15/19	$50	$50,414
3.13%, 11/08/21	50	50,286
Boston Scientific Corp.
2.65%, 10/01/18	50	50,464
2.85%, 05/15/20	150	152,115
6.00%, 01/15/20	325	356,054
Danaher Corp.
1.65%, 09/15/18	385	385,189
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 05/15/17)	50	41,250
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	50	44,125
Edwards Lifesciences Corp.
2.88%, 10/15/18	50	50,605
Kinetic Concepts Inc./KCI USA Inc.
12.50%, 11/01/21 (Call 05/01/19)[b]	100	112,000
Life Technologies Corp.
6.00%, 03/01/20	50	54,811
Mallinckrodt International Finance SA
3.50%, 04/15/18	50	50,256
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/30/17)[b]	50	49,875
Medtronic Global Holdings SCA
1.70%, 03/28/19	210	209,922
Medtronic Inc.
2.50%, 03/15/20	500	509,150
3.15%, 03/15/22	250	258,867
Stryker Corp.
2.00%, 03/08/19	150	150,556
2.63%, 03/15/21 (Call 02/15/21)	50	50,492
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	350	352,663
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/30/17)	75	76,031
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	250	252,873

		4,750,886
HEALTH CARE – SERVICES — 0.63%
Aetna Inc.
1.70%, 06/07/18	55	55,029
2.20%, 03/15/19 (Call 02/15/19)	50	50,299
4.13%, 06/01/21 (Call 03/01/21)	50	53,111

Security	Principal (000s)	Value
Anthem Inc.
2.25%, 08/15/19	$100	$100,379
2.30%, 07/15/18	50	50,275
4.35%, 08/15/20	100	105,862
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	145	152,431
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/30/17)[c]	100	99,125
6.88%, 02/01/22 (Call 02/01/18)	250	206,875
7.13%, 07/15/20 (Call 05/30/17)	100	89,750
8.00%, 11/15/19 (Call 05/30/17)[c]	250	243,285
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	50	51,375
5.63%, 07/31/19[b]	45	48,038
5.88%, 01/31/22[b]	100	109,625
6.50%, 09/15/18[b]	50	52,750
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	109,250
HCA Holdings Inc.
6.25%, 02/15/21	125	135,625
HCA Inc.
3.75%, 03/15/19	200	204,250
4.25%, 10/15/19	50	51,812
5.88%, 03/15/22	150	166,312
6.50%, 02/15/20	201	220,610
7.50%, 02/15/22	175	201,320
8.00%, 10/01/18	50	53,812
Humana Inc.
6.30%, 08/01/18	25	26,336
7.20%, 06/15/18	100	105,743
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 05/30/17)	100	97,500
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/30/17)	50	48,313
8.00%, 01/15/20	75	77,437
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,545
LifePoint Health Inc.
5.50%, 12/01/21 (Call 05/30/17)	50	51,625
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 05/30/17)[b]	50	45,875

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	$100	$100,697
2.70%, 04/01/19	135	136,693
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[b]	200	201,649
Select Medical Corp.
6.38%, 06/01/21 (Call 05/30/17)	70	71,575
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[b]	50	53,125
Tenet Healthcare Corp.
4.38%, 10/01/21	125	124,844
5.00%, 03/01/19	50	50,094
5.50%, 03/01/19	200	202,000
6.00%, 10/01/20	175	184,187
6.75%, 02/01/20	29	29,290
7.50%, 01/01/22 (Call 01/01/19)[b]	125	133,750
8.00%, 08/01/20 (Call 05/30/17)	75	76,525
8.13%, 04/01/22	100	101,500
UnitedHealth Group Inc.
1.63%, 03/15/19	100	99,650
1.70%, 02/15/19	100	99,876
2.13%, 03/15/21	75	74,808
2.30%, 12/15/19	25	25,221
2.70%, 07/15/20	500	510,445
Universal Health Services Inc.
3.75%, 08/01/19[b]	25	25,375

		5,465,878
HOLDING COMPANIES – DIVERSIFIED — 0.34%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	203,868
CK Hutchison International 17 Ltd.
2.88%, 04/05/22[b]	250	250,141
HRG Group Inc.
7.75%, 01/15/22 (Call 05/30/17)	100	105,625
7.88%, 07/15/19 (Call 05/30/17)	50	52,000
Huarong Finance II Co. Ltd.
2.88%, 11/22/19[d]	200	198,181
3.63%, 11/22/21[d]	200	200,430
3.75%, 11/19/20[d]	200	202,957
4.50%, 01/16/20[d]	400	412,423
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[b]	300	324,144

Security	Principal (000s)	Value
IPIC GMTN Ltd.
5.00%, 11/15/20[b]	$250	$271,250
Noble Group Ltd.
6.75%, 01/29/20[b]	100	95,750
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	400	422,017
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	203,580

		2,942,366
HOME BUILDERS — 0.17%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	52,375
8.75%, 03/15/22 (Call 03/15/19)	50	55,625
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/29/17)[b]	50	51,875
CalAtlantic Group Inc.
6.63%, 05/01/20	15	16,500
8.38%, 05/15/18	50	53,000
8.38%, 01/15/21	50	58,750
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	75	76,981
4.00%, 02/15/20	25	26,010
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/30/17)[b]	50	48,500
9.13%, 11/15/20 (Call 05/30/17)[b]	15	12,450
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	103,375
7.00%, 12/15/21 (Call 09/15/21)	75	83,812
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	85	86,700
4.50%, 06/15/19 (Call 04/16/19)	100	103,250
4.50%, 11/15/19 (Call 08/15/19)	50	51,687
4.75%, 04/01/21 (Call 02/01/21)	45	47,356
6.95%, 06/01/18	25	26,219
Mattamy Group Corp.
6.50%, 11/15/20 (Call 05/30/17)[b]	50	51,375
Meritage Homes Corp.
7.15%, 04/15/20	25	27,500
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)[b]	25	26,000
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	75	77,625

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/30/17)[b]	$50	$51,386
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	100	110,325
8.91%, 10/15/17	50	51,500
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	108	111,240

		1,461,416
HOUSEHOLD PRODUCTS & WARES — 0.02%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	50,427
Kimberly-Clark Corp.
1.40%, 02/15/19	55	54,852
2.15%, 08/15/20	85	85,439

		190,718
HOUSEWARES — 0.02%
Newell Brands Inc.
2.15%, 10/15/18	75	75,217
2.60%, 03/29/19	47	47,596
3.15%, 04/01/21 (Call 03/01/21)	30	30,762

		153,575
INSURANCE — 0.74%
Aflac Inc.
2.40%, 03/16/20	100	101,131
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	325	326,446
3.30%, 03/01/21 (Call 02/01/21)	500	512,265
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	800	801,888
2.90%, 10/15/20	250	258,113
5.40%, 05/15/18	200	208,240
Berkshire Hathaway Inc.
2.10%, 08/14/19	100	100,856
China Life Insurance Co. Ltd. VRN, (5 year CMT + 2.294%)
4.00%, 07/03/75 (Call 07/03/20)[d]	200	200,200
CNA Financial Corp.
5.88%, 08/15/20	150	166,148
CNO Financial Group Inc.
4.50%, 05/30/20	50	51,750

Security	Principal (000s)	Value
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	$150	$153,414
Genworth Holdings Inc.
6.52%, 05/22/18[c]	50	50,250
7.20%, 02/15/21	25	23,688
7.63%, 09/24/21	100	95,250
7.70%, 06/15/20	25	24,743
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	108,693
6.00%, 01/15/19	100	106,489
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13% (8.88% PIK), 07/15/19 (Call 05/30/17)[b,e]	50	50,250
HUB International Ltd.
7.88%, 10/01/21 (Call 05/30/17)[b]	125	130,956
Jackson National Life Global Funding
2.60%, 12/09/20[b]	200	201,153
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	201,340
2.75%, 01/30/22 (Call 12/30/21)	50	50,533
MassMutual Global Funding II
2.45%, 11/23/20[b]	250	251,820
Metropolitan Life Global Funding I
1.88%, 06/22/18[b]	250	250,535
1.95%, 12/03/18[b]	150	150,250
1.95%, 09/15/21[b]	250	244,453
2.50%, 12/03/20[b]	150	150,643
New York Life Global Funding
1.55%, 11/02/18[b]	194	193,563
2.15%, 06/18/19[b]	150	150,539
Pricoa Global Funding I
1.90%, 09/21/18[b]	300	300,437
Principal Life Global Funding II
2.63%, 11/19/20[b]	100	101,047
Prudential Financial Inc.
2.30%, 08/15/18	100	100,634
4.50%, 11/16/21	210	227,669
Radian Group Inc.
5.25%, 06/15/20	100	104,500
Reliance Standard Life Global Funding II
2.38%, 05/04/20[b]	100	99,436

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
5.80%, 05/15/18	$50	$52,155
USI Inc./NY
7.75%, 01/15/21 (Call 05/12/17)[b]	50	51,025
WR Berkley Corp.
7.38%, 09/15/19	100	110,684
XLIT Ltd.
2.30%, 12/15/18	25	25,142

		6,488,328
INTERNET — 0.22%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,084
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	275	280,459
Baidu Inc.
3.00%, 06/30/20	200	202,566
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	25	25,812
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	250	251,080
2.88%, 08/01/21 (Call 06/01/21)	250	253,078
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 05/30/17)	42	42,577
Netflix Inc.
5.38%, 02/01/21	25	26,750
5.50%, 02/15/22	100	107,000
Symantec Corp.
4.20%, 09/15/20	245	255,045
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	200	204,221
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	100	110,750

		1,960,422
IRON & STEEL — 0.38%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/17)	75	76,088
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	99,000
ArcelorMittal
6.00%, 08/05/20	75	81,000
6.25%, 03/01/21	125	136,250
7.00%, 02/25/22[c]	150	170,062

Security	Principal (000s)	Value
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[b,c]	$50	$48,750
Baosteel Financing 2015 Pty Ltd.
3.88%, 01/28/20[d]	200	203,940
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	53,000
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[b]	94	102,107
Commercial Metals Co.
7.35%, 08/15/18	25	26,500
CSN Islands XI Corp.
6.88%, 09/21/19[d]	100	83,750
Evraz Group SA
6.50%, 04/22/20[d]	200	213,750
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/29/17)[b]	25	25,938
Gerdau Trade Inc.
5.75%, 01/30/21[d]	500	525,000
Metalloinvest Finance DAC
5.63%, 04/17/20[d]	200	212,096
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[d]	200	203,862
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	75	77,438
U.S. Steel Corp.
6.88%, 04/01/21 (Call 05/30/17)	41	41,410
7.38%, 04/01/20[c]	75	80,625
7.50%, 03/15/22 (Call 05/30/17)[c]	50	50,875
8.38%, 07/01/21 (Call 07/01/18)[b]	100	110,125
Vale Overseas Ltd.
4.63%, 09/15/20	450	469,737
5.88%, 06/10/21	250	270,322

		3,361,625
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	150	158,481
Gibson Brands Inc.
8.88%, 08/01/18 (Call 05/30/17)[b]	25	22,531
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	51,250
4.75%, 12/15/21 (Call 12/15/18)[b]	75	76,875

		309,137

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
LODGING — 0.17%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 05/30/17)	$50	$52,121
11.00%, 10/01/21 (Call 05/30/17)	100	108,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	100	104,500
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	100	98,669
2.88%, 03/01/21 (Call 02/01/21)	80	81,226
3.00%, 03/01/19 (Call 12/01/18)	100	101,640
MCE Finance Ltd.
5.00%, 02/15/21 (Call 05/30/17)[b]	200	204,380
MGM Resorts International
5.25%, 03/31/20[c]	75	79,313
6.63%, 12/15/21	50	56,125
6.75%, 10/01/20	150	166,875
7.75%, 03/15/22	100	116,500
8.63%, 02/01/19	100	110,500
Wynn Macau Ltd.
5.25%, 10/15/21 (Call 05/29/17)[b]	200	205,500

		1,485,849
MACHINERY — 0.40%
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,400
Caterpillar Financial Services Corp.
1.35%, 05/18/19	150	148,240
1.90%, 03/22/19	250	250,347
2.10%, 06/09/19	100	100,438
2.10%, 01/10/20	100	100,357
2.50%, 11/13/20	250	252,366
7.05%, 10/01/18	85	91,146
7.15%, 02/15/19	200	218,054
Caterpillar Inc.
7.90%, 12/15/18	75	82,157
Cleaver-Brooks Inc.
8.75%, 12/15/19 (Call 05/30/17)[b]	15	15,488
CNH Industrial Capital LLC
3.38%, 07/15/19	100	101,375
3.88%, 07/16/18	100	102,000
3.88%, 10/15/21	100	100,625

Security	Principal (000s)	Value
4.38%, 04/05/22	$100	$101,955
4.88%, 04/01/21	50	52,500
Gardner Denver Inc.
6.88%, 08/15/21 (Call 05/30/17)[b]	100	103,750
John Deere Capital Corp.
1.25%, 10/09/19	100	98,672
1.70%, 01/15/20	50	49,817
1.95%, 12/13/18	300	301,389
1.95%, 03/04/19	100	100,476
2.05%, 03/10/20	100	100,216
2.20%, 03/13/20	205	206,695
2.38%, 07/14/20	90	90,773
2.65%, 01/06/22	55	55,653
5.75%, 09/10/18	25	26,374
Series 0014
2.45%, 09/11/20	100	101,005
Joy Global Inc.
5.13%, 10/15/21	50	55,199
Roper Technologies Inc.
2.05%, 10/01/18	310	310,862
2.80%, 12/15/21 (Call 11/15/21)	100	100,686
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	25	25,938

		3,459,953
MANUFACTURING — 0.34%
3M Co.
1.38%, 08/07/18	60	60,046
1.63%, 06/15/19	150	150,403
2.00%, 08/07/20	100	100,725
Bombardier Inc.
4.75%, 04/15/19[b]	75	76,711
5.75%, 03/15/22[b]	50	49,625
7.75%, 03/15/20[b]	75	81,225
8.75%, 12/01/21[b]	150	166,875
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	200	202,262
4.38%, 09/16/20	150	161,382
4.63%, 01/07/21	300	326,064
4.65%, 10/17/21	325	359,050
5.30%, 02/11/21	25	27,725
5.50%, 01/08/20	100	109,556
5.63%, 05/01/18	385	400,900
Illinois Tool Works Inc.
1.95%, 03/01/19	25	25,174

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
LSB Industries Inc.
8.50%, 08/01/19 (Call 05/30/17)[h]	$22	$21,560
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	103,177
Siemens Financieringsmaatschappij NV
1.45%, 05/25/18[b]	250	249,594
1.70%, 09/15/21[b]	250	243,231
Techniplas LLC
10.00%, 05/01/20 (Call 11/01/17)[b]	31	28,520

		2,943,805
MEDIA — 0.95%
21st Century Fox America Inc.
6.90%, 03/01/19	200	217,166
Altice Financing SA
6.50%, 01/15/22 (Call 05/30/17)[b]	200	209,750
Cablevision Systems Corp.
7.75%, 04/15/18	100	104,625
8.00%, 04/15/20	50	55,844
8.63%, 09/15/17	22	22,605
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	100	100,478
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/30/17)[b]	100	102,250
6.38%, 09/15/20 (Call 05/30/17)[b]	70	72,144
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	475	490,651
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 05/30/17)	175	176,969
Comcast Corp.
5.15%, 03/01/20	75	81,683
5.70%, 05/15/18	425	443,062
5.70%, 07/01/19	100	108,176
Cox Communications Inc.
9.38%, 01/15/19[b]	100	111,355
CSC Holdings LLC
6.75%, 11/15/21	100	110,000
7.63%, 07/15/18	50	52,937

Security	Principal (000s)	Value
Discovery Communications LLC
5.63%, 08/15/19	$100	$107,665
DISH DBS Corp.
4.25%, 04/01/18	50	50,875
5.13%, 05/01/20	150	156,750
6.75%, 06/01/21	150	163,125
7.88%, 09/01/19	200	222,000
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22[d]	200	207,250
Historic TW Inc.
6.88%, 06/15/18	25	26,407
iHeartCommunications Inc.
6.88%, 06/15/18	20	13,600
9.00%, 12/15/19 (Call 05/30/17)	150	123,750
9.00%, 03/01/21 (Call 05/30/17)	175	133,000
11.25%, 03/01/21 (Call 05/30/17)[b]	50	38,375
11.25%, 03/01/21 (Call 05/30/17)	25	19,188
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 03/15/18)[b]	50	52,625
MHGE Parent LLC/MHGE Parent Finance Inc.
8.50%, 08/01/19 (Call 05/30/17)[b]	30	30,225
Myriad International Holdings BV
6.00%, 07/18/20[d]	200	216,000
NBCUniversal Enterprise Inc.
1.97%, 04/15/19[b]	350	351,169
NBCUniversal Media LLC
4.38%, 04/01/21	260	280,899
5.15%, 04/30/20	200	218,456
Radio One Inc.
7.38%, 04/15/22 (Call 04/15/18)[b]	50	52,250
9.25%, 02/15/20 (Call 05/30/17)[b]	25	24,625
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	210	212,421
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/15/17)	50	51,438
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/30/17)[b]	100	101,000
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/17)[b]	50	51,625
5.13%, 10/15/19 (Call 05/30/17)	75	76,875
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	200	208,788
5.00%, 02/01/20	250	266,630

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
8.25%, 04/01/19	$300	$333,297
8.75%, 02/14/19	50	55,627
Time Warner Inc.
2.10%, 06/01/19	310	310,648
4.00%, 01/15/22	250	262,885
4.88%, 03/15/20	100	107,254
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	25	25,236
3.88%, 12/15/21	100	104,358
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)	50	51,625
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	213,000
Walt Disney Co. (The)
1.65%, 01/08/19	250	250,467
1.85%, 05/30/19	100	100,412
2.15%, 09/17/20	250	251,970
2.30%, 02/12/21	250	252,435
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 05/30/17)[b]	37	38,110
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/30/17)	44	45,760

		8,319,790
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	150	151,198
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[d]	200	212,669

		363,867
MINING — 0.63%
Aleris International Inc.
7.88%, 11/01/20 (Call 05/30/17)	25	24,750
9.50%, 04/01/21 (Call 04/01/18)[b]	100	107,250
ALROSA Finance SA
7.75%, 11/03/20[d]	200	228,230
Anglo American Capital PLC
3.63%, 05/14/20[b]	200	202,500
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	73	76,869
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[b]	100	99,912
9.00%, 06/01/18[b]	25	27,000

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$400	$432,220
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	50	51,035
VRN, (5 year USD Swap + 4.971%)
6.25%, 10/19/75 (Call 10/19/20)[b]	250	271,250
Century Aluminum Co.
7.50%, 06/01/21 (Call 05/30/17)[b]	50	50,500
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[d]	200	199,496
Coeur Mining Inc.
7.88%, 02/01/21 (Call 05/30/17)	12	12,420
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[b]	250	269,725
Corp. Nacional del Cobre de Chile
3.75%, 11/04/20[b]	300	314,982
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/29/17)[b]	50	51,375
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[b]	150	157,125
First Quantum Minerals Ltd.
7.00%, 02/15/21 (Call 02/15/18)[b]	125	129,375
Freeport-McMoRan Inc.
3.10%, 03/15/20	100	98,625
3.55%, 03/01/22 (Call 12/01/21)	150	141,000
4.00%, 11/14/21	100	98,125
6.50%, 11/15/20 (Call 05/30/17)[b]	75	77,063
6.75%, 02/01/22 (Call 02/01/18)[b]	50	52,188
Glencore Funding LLC
2.88%, 04/16/20[b]	100	101,024
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/30/17)	50	51,880
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	24,500
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	50	52,250
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	75	79,500
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[d]	200	214,300
New Gold Inc.
7.00%, 04/15/20 (Call 05/30/17)[b]	50	50,656

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Polyus Gold International Ltd.
4.70%, 03/28/22[d]	$200	$200,774
Real Alloy Holding Inc.
10.00%, 01/15/19 (Call 01/15/18)[b]	27	27,203
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	25	26,000
4.13%, 05/20/21	350	372,631
9.00%, 05/01/19	400	454,444
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	125	129,375
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	207,000
8.25%, 06/07/21[d]	300	326,310

		5,490,862
OFFICE & BUSINESS EQUIPMENT — 0.11%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	275	271,403
Xerox Corp.
2.75%, 09/01/20	83	82,555
4.07%, 03/17/22[b]	608	623,297

		977,255
OIL & GAS — 2.83%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	125	134,350
8.70%, 03/15/19	60	67,065
Antero Resources Corp.
5.38%, 11/01/21 (Call 05/30/17)	150	154,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b]	25	25,844
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 05/30/17)	25	22,469
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	46,750
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	212,986
BP Capital Markets PLC
1.38%, 05/10/18	60	59,917
2.11%, 09/16/21 (Call 08/16/21)	130	128,365
2.24%, 05/10/19	200	201,534
2.32%, 02/13/20	530	534,940
3.56%, 11/01/21	50	52,328
4.50%, 10/01/20	120	129,032
4.75%, 03/10/19	200	210,478

Security	Principal (000s)	Value
British Transco Finance Inc.
6.63%, 06/01/18	$275	$289,022
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/30/17)	50	42,250
7.63%, 01/15/22 (Call 01/15/18)	25	21,250
11.50%, 01/15/21 (Call 04/15/18)[b]	100	116,000
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/29/17)[b]	50	52,500
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 05/30/17)	50	51,500
Cenovus Energy Inc.
5.70%, 10/15/19	150	160,981
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/30/17)	25	22,938
5.38%, 06/15/21 (Call 05/30/17)	50	47,250
6.13%, 02/15/21	100	98,250
6.63%, 08/15/20	50	50,500
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	450	451,391
1.96%, 03/03/20 (Call 02/03/20)	325	325,686
2.10%, 05/16/21 (Call 04/15/21)	350	348,890
2.42%, 11/17/20 (Call 10/17/20)	525	531,673
4.95%, 03/03/19	100	105,886
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	107,250
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 05/24/17)	50	50,198
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21[b]	400	420,237
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,456
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	199,542
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	199,834
Comstock Resources Inc.
10.00% (12.25% PIK), 03/15/20 (Call 05/30/17)[e]	60	61,500
ConocoPhillips
5.75%, 02/01/19	225	240,167
6.00%, 01/15/20	125	138,073

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	$100	$100,701
4.20%, 03/15/21 (Call 02/15/21)	50	53,427
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	75	79,125
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	50	51,975
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	221,557
Ecopetrol SA
7.63%, 07/23/19	300	333,906
Encana Corp.
6.50%, 05/15/19	75	80,902
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 05/30/17)[b]	50	52,000
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	50	50,125
Ensco PLC
8.00%, 01/31/24 (Call 10/31/23)	64	63,520
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,722
4.10%, 02/01/21	100	105,760
6.88%, 10/01/18	100	106,798
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/30/17)	125	118,281
EQT Corp.
8.13%, 06/01/19	50	55,700
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 05/30/17)	100	73,125
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	50	52,375
Exxon Mobil Corp.
1.71%, 03/01/19	450	450,981
1.82%, 03/15/19 (Call 02/15/19)	9	9,049
1.91%, 03/06/20 (Call 02/06/20)	250	251,427
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[d]	200	203,160
6.00%, 01/23/21[d]	200	216,838
9.25%, 04/23/19[d]	300	336,499

Security	Principal (000s)	Value
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[b]	$50	$51,750
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	107,420
KazMunayGas National Co. JSC
6.38%, 04/09/21[d]	200	219,557
7.00%, 05/05/20[d]	100	109,777
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	201,620
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/30/17)	50	50,000
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 06/01/17)	25	19,375
8.00%, 12/01/20 (Call 05/30/17)	15	12,225
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	201,990
7.25%, 11/05/19[d]	100	110,960
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	100	102,971
Nabors Industries Inc.
4.63%, 09/15/21	250	252,283
Newfield Exploration Co.
5.75%, 01/30/22	100	106,250
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	529,030
8.25%, 03/01/19	100	110,912
Noble Holding International Ltd.
4.63%, 03/01/21	50	46,000
5.75%, 03/16/18	40	40,450
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/30/17)	25	20,594
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 05/30/17)	50	50,500
6.88%, 03/15/22 (Call 09/15/17)[c]	100	101,250
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	200	212,190
Parker Drilling Co.
7.50%, 08/01/20 (Call 05/30/17)	15	13,950
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 05/30/17)	50	51,125

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	$75	$88,125
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/30/17)[b]	100	81,125
7.38%, 11/01/21 (Call 07/31/17)[b]	25	20,281
8.00%, 06/15/20 (Call 06/15/17)[b]	25	24,500
Petrobras Global Finance BV
4.88%, 03/17/20	195	200,947
5.38%, 01/27/21	502	515,730
5.75%, 01/20/20	275	289,437
6.13%, 01/17/22	300	314,355
8.38%, 05/23/21	500	566,250
Petroleos de Venezuela SA
8.50%, 10/27/20[d]	200	156,700
9.00%, 11/17/21[d]	250	131,675
12.75%, 02/17/22[d]	300	186,720
Petroleos Mexicanos
3.50%, 07/18/18	150	152,295
3.50%, 07/23/20	400	406,144
4.88%, 01/24/22	500	516,610
5.50%, 02/04/19	100	104,791
5.50%, 01/21/21	600	636,654
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	170	180,625
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	106,365
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[d]	600	603,761
Pioneer Natural Resources Co.
7.50%, 01/15/20	50	56,599
Precision Drilling Corp.
6.50%, 12/15/21 (Call 05/30/17)	55	55,688
6.63%, 11/15/20 (Call 05/29/17)	30	30,348
Puma International Financing SA
6.75%, 02/01/21 (Call 05/29/17)[b]	200	206,944
QEP Resources Inc.
6.88%, 03/01/21[c]	75	79,125
Range Resources Corp.
5.75%, 06/01/21 (Call 03/01/21)[b]	50	51,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[b]	250	278,090

Security	Principal (000s)	Value
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	$250	$273,650
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/30/17)	25	25,500
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)	100	96,750
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/30/17)[b]	50	52,250
Shell International Finance BV
1.38%, 05/10/19	175	173,680
1.63%, 11/10/18	350	349,734
1.75%, 09/12/21	350	342,576
1.88%, 05/10/21	500	492,455
2.00%, 11/15/18	300	301,518
2.25%, 11/10/20	150	150,795
4.38%, 03/25/20	125	133,355
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	600	598,601
Sinopec Group Overseas Development 2016 Ltd.
2.13%, 05/03/19[d]	200	199,146
2.75%, 05/03/21[d]	200	199,804
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	100	93,500
5.80%, 01/23/20 (Call 12/23/19)	100	101,000
Statoil ASA
1.95%, 11/08/18	85	85,298
2.25%, 11/08/19	300	301,821
2.75%, 11/10/21	250	253,565
5.25%, 04/15/19	100	106,347
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	75	77,531
6.25%, 04/15/21 (Call 04/15/18)	100	105,624
Total Capital International SA
2.10%, 06/19/19	200	201,356
2.13%, 01/10/19	150	151,038
Total Capital SA
4.13%, 01/28/21	100	106,643
4.45%, 06/24/20	50	53,758
Transocean Inc.
4.50%, 10/15/17	25	25,063
6.00%, 03/15/18	175	178,719
6.50%, 11/15/20[c]	50	50,750

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b]	$175	$176,969
Unit Corp.
6.63%, 05/15/21 (Call 05/30/17)	100	99,500
Valero Energy Corp.
6.13%, 02/01/20	120	132,368
9.38%, 03/15/19	60	67,925
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 05/30/17)[g]	25	14,750
Western Refining Inc.
6.25%, 04/01/21 (Call 05/30/17)	50	51,625
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	50,500
5.75%, 03/15/21 (Call 12/15/20)	150	149,250
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	100	101,500
7.50%, 08/01/20 (Call 07/01/20)	100	106,000
YPF SA
8.50%, 03/23/21[d]	150	169,687
8.88%, 12/19/18[d]	50	54,115

		24,700,689
OIL & GAS SERVICES — 0.16%
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 05/30/17)	50	49,625
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	100,135
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/30/17)[b]	200	189,500
9.88%, 04/01/22 (Call 04/01/20)[b]	200	205,500
McDermott International Inc.
8.00%, 05/01/21 (Call 05/29/17)[b]	50	52,025
PHI Inc.
5.25%, 03/15/19 (Call 05/30/17)	25	23,375
Schlumberger Holdings Corp.
2.35%, 12/21/18[b]	200	201,429
3.00%, 12/21/20 (Call 11/21/20)[b]	70	71,840
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	100	103,820
SEACOR Holdings Inc.
7.38%, 10/01/19	21	21,315
SESI LLC
6.38%, 05/01/19 (Call 05/30/17)	50	49,688
7.13%, 12/15/21 (Call 05/30/17)	73	73,730

Security	Principal (000s)	Value
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	$50	$47,250
5.13%, 09/15/20	50	50,410
7.75%, 06/15/21 (Call 05/15/21)	70	74,637
9.63%, 03/01/19	50	54,981

		1,369,260
PACKAGING & CONTAINERS — 0.09%
Ball Corp.
4.38%, 12/15/20	100	105,250
5.00%, 03/15/22	100	106,750
Greif Inc.
7.75%, 08/01/19	33	36,383
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,937
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 05/30/17)[b]	30	23,100
Plastipak Holdings Inc.
6.50%, 10/01/21 (Call 05/30/17)[b]	50	51,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/29/17)	150	154,500
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[b]	25	27,906
WestRock RKT Co.
4.45%, 03/01/19	250	260,038

		817,239
PHARMACEUTICALS — 1.10%
AbbVie Inc.
1.80%, 05/14/18	400	400,532
2.00%, 11/06/18	150	150,444
2.30%, 05/14/21 (Call 04/14/21)	280	278,345
2.50%, 05/14/20 (Call 04/14/20)	150	151,417
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	615	627,368
AstraZeneca PLC
2.38%, 11/16/20	100	100,407
Bayer U.S. Finance LLC
2.38%, 10/08/19[b]	200	201,346
BioScrip Inc.
8.88%, 02/15/21 (Call 05/30/17)	27	22,815
Capsugel SA
7.00% (7.75% PIK), 05/15/19 (Call 05/15/17)[b,e]	39	38,903

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Cardinal Health Inc.
1.95%, 06/15/18	$165	$165,396
Eli Lilly & Co.
1.95%, 03/15/19	25	25,136
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[b]	100	100,273
Endo Finance LLC
5.75%, 01/15/22 (Call 05/30/17)[b]	100	92,500
Express Scripts Holding Co.
2.25%, 06/15/19	200	200,500
3.30%, 02/25/21 (Call 01/25/21)	25	25,524
4.75%, 11/15/21	250	269,778
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[b]	100	103,359
5.00%, 12/15/21 (Call 09/16/21)[b]	250	272,784
Johnson & Johnson
1.65%, 12/05/18	150	150,600
1.65%, 03/01/21 (Call 02/01/21)	640	633,882
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,617
4.90%, 11/01/19	50	53,338
Merck & Co. Inc.
1.30%, 05/18/18	400	399,508
1.85%, 02/10/20	100	100,530
3.88%, 01/15/21 (Call 10/15/20)	110	117,019
Mylan NV
2.50%, 06/07/19	102	102,475
3.00%, 12/15/18	100	101,292
3.15%, 06/15/21 (Call 05/15/21)	300	302,475
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[b]	115	122,187
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	250	250,435
Novartis Securities Investment Ltd.
5.13%, 02/10/19	525	556,148
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	200	204,198
Pfizer Inc.
1.45%, 06/03/19	200	199,114
1.70%, 12/15/19	50	49,979
1.95%, 06/03/21	100	99,843
2.10%, 05/15/19	300	302,658
2.20%, 12/15/21	100	100,323
Sanofi
4.00%, 03/29/21	275	292,663

Security	Principal (000s)	Value
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	$490	$483,968
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	250	255,490
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200	204,710
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	175	173,287
2.20%, 07/21/21	205	199,436
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 05/30/17)[b]	150	128,625
5.63%, 12/01/21 (Call 05/29/17)[b]	100	76,875
6.38%, 10/15/20 (Call 05/30/17)[b]	200	171,750
6.50%, 03/15/22 (Call 03/15/19)[b]	100	102,375
6.75%, 08/15/18 (Call 05/30/17)[b]	36	35,910
6.75%, 08/15/21 (Call 05/30/17)[b]	50	41,375
7.00%, 10/01/20 (Call 05/30/17)[b]	125	109,688
7.50%, 07/15/21 (Call 05/30/17)[b]	150	124,125
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	102,992

		9,606,717
PIPELINES — 0.75%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	50	50,875
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	25,114
Columbia Pipeline Group Inc.
2.45%, 06/01/18	150	150,618
3.30%, 06/01/20 (Call 05/01/20)	400	407,940
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	99,750
4.75%, 09/30/21 (Call 06/30/21)[b]	100	102,250
5.35%, 03/15/20[b]	105	109,594
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,156
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	100	105,432
5.20%, 03/15/20	50	53,616

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Energy Transfer Equity LP
7.50%, 10/15/20	$100	$112,687
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	104,063
4.65%, 06/01/21 (Call 03/01/21)	175	185,052
6.70%, 07/01/18	100	105,216
9.70%, 03/15/19	100	112,927
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	200	201,920
2.85%, 04/15/21 (Call 03/15/21)	450	455,328
6.50%, 01/31/19	100	107,613
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 05/30/17)	50	50,563
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	350	357,644
5.00%, 10/01/21 (Call 07/01/21)	250	269,447
5.30%, 09/15/20	25	27,035
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	300	306,060
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/30/17)	25	25,625
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 05/30/17)[b]	50	51,425
NuStar Logistics LP
4.80%, 09/01/20	50	51,550
8.15%, 04/15/18	50	52,687
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	50	51,742
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,686
8.63%, 03/01/19	50	55,430
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,428
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,899
5.00%, 02/01/21 (Call 11/01/20)[c]	100	106,947
5.75%, 01/15/20	75	80,953
6.50%, 05/01/18	135	140,960
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	270,517

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	$125	$133,625
6.85%, 07/15/18[b]	100	104,861
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	400	434,144
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	159,327
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	250	263,398
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	100	106,000
5.88%, 10/01/20 (Call 05/30/17)	50	51,150
TransCanada PipeLines Ltd.
3.13%, 01/15/19	150	152,996
7.13%, 01/15/19	100	108,387
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	25	25,072
Williams Companies Inc. (The)
7.88%, 09/01/21	50	58,562
Williams Partners LP
5.25%, 03/15/20	300	322,965

		6,584,236
REAL ESTATE — 0.46%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 05/30/17)[d]	200	208,720
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[d]	200	206,606
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	206,911
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[d]	200	213,240
7.88%, 05/27/19 (Call 05/29/17)[d]	200	208,213
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	40	42,000
Double Rosy Ltd.
3.63%, 11/18/19[d]	200	203,091
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)[d]	200	204,969

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 05/30/17)[d]	$200	$207,400
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[d]	200	204,114
Franshion Brilliant Ltd.
5.75%, 03/19/19[d]	200	209,491
VRN, (5 year USD Swap + 3.859%)
5.75%, 12/29/49 (Call 01/17/22)[d]	200	206,164
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[d]	200	209,733
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 05/30/17)[d]	200	208,995
Poly Real Estate Finance Ltd.
5.25%, 04/25/19[d]	200	208,260
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	101,290
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	107,764
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	50	52,000
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[d]	200	214,760
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	150	157,121
Sino-Ocean Land Treasure Finance II Ltd.
4.45%, 02/04/20[d]	200	204,756
Sun Hung Kai Properties Capital Market Ltd. VRN, (6 mo. LIBOR US + 1.932%)
3.38%, 02/25/24 (Call 02/25/19)[d]	200	202,880

		3,988,478
REAL ESTATE INVESTMENT TRUSTS — 0.47%
American Tower Corp.
2.25%, 01/15/22	100	97,147
3.30%, 02/15/21 (Call 01/15/21)	135	137,886
3.40%, 02/15/19	250	255,322
4.70%, 03/15/22	25	26,924
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	80	81,935
5.88%, 10/15/19 (Call 07/17/19)	175	188,955
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	50	51,688

Security	Principal (000s)	Value
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	$275	$269,470
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	50	50,798
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	150	154,249
Equinix Inc.
4.88%, 04/01/20 (Call 05/30/17)[c]	50	51,250
5.38%, 01/01/22 (Call 01/01/18)	50	52,875
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	250	251,673
4.63%, 12/15/21 (Call 09/15/21)	125	135,306
4.75%, 07/15/20 (Call 04/15/20)	50	53,445
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	233	234,491
3.75%, 02/01/19 (Call 11/01/18)	60	61,436
5.38%, 02/01/21 (Call 11/03/20)	150	163,593
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	100	103,750
6.00%, 10/01/20 (Call 10/01/17)[b]	100	104,625
iStar Inc.
4.88%, 07/01/18 (Call 05/30/17)	62	62,697
5.00%, 07/01/19 (Call 05/30/17)	75	75,750
6.00%, 04/01/22 (Call 04/01/19)	50	51,250
7.13%, 02/15/18	25	25,815
Kimco Realty Corp.
6.88%, 10/01/19	50	55,501
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	100,186
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	75	75,844
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	150	150,993
2.50%, 07/15/21 (Call 04/15/21)	150	150,363
5.65%, 02/01/20 (Call 11/01/19)	225	244,948
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[b]	75	78,187
UDR Inc.
4.25%, 06/01/18	100	102,462
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	100	100,580
4.13%, 06/01/21 (Call 05/01/21)	85	88,475

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	$200	$206,454

		4,096,323
RETAIL — 0.85%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[b]	125	128,787
6.00%, 04/01/22 (Call 10/01/17)[b]	50	52,125
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,747
Best Buy Co. Inc.
5.00%, 08/01/18	50	51,801
Brinker International Inc.
2.60%, 05/15/18	25	25,094
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/30/17)[b]	100	46,250
Costco Wholesale Corp.
1.70%, 12/15/19	350	350,098
CVS Health Corp.
1.90%, 07/20/18	200	200,514
2.13%, 06/01/21 (Call 05/01/21)	450	444,294
2.25%, 12/05/18 (Call 11/05/18)	110	110,768
2.25%, 08/12/19 (Call 07/12/19)	50	50,338
2.80%, 07/20/20 (Call 06/20/20)	425	432,939
Dollar Tree Inc.
5.25%, 03/01/20 (Call 05/30/17)	75	77,156
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 06/01/17)[b]	50	50,000
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/30/17)[c]	100	96,250
6.75%, 01/15/22 (Call 05/30/17)[c]	50	48,125
GameStop Corp.
5.50%, 10/01/19 (Call 05/30/17)[b]	50	51,250
6.75%, 03/15/21 (Call 03/15/18)[b,c]	75	76,688
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[c]	150	162,165
Guitar Center Inc.
6.50%, 04/15/19 (Call 05/30/17)[b]	125	106,719
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	100	100,802

Security	Principal (000s)	Value
2.00%, 04/01/21 (Call 03/01/21)	$450	$448,627
2.25%, 09/10/18 (Call 08/10/18)	50	50,513
4.40%, 04/01/21 (Call 01/01/21)	50	54,196
Hot Topic Inc.
9.25%, 06/15/21 (Call 05/30/17)[b]	50	50,875
JC Penney Corp. Inc.
8.13%, 10/01/19	100	109,000
Jo-Ann Stores Holdings Inc.
9.75% (10.50% PIK), 10/15/19 (Call 05/30/17)[b,e]	50	48,625
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	75	76,720
L Brands Inc.
5.63%, 02/15/22	100	105,625
6.63%, 04/01/21	125	137,500
7.00%, 05/01/20	50	55,375
8.50%, 06/15/19	25	27,875
Lowe’s Companies Inc.
1.15%, 04/15/19	100	98,894
4.63%, 04/15/20 (Call 10/15/19)	100	107,241
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[c]	250	249,372
McDonald’s Corp.
2.10%, 12/07/18	250	251,562
2.20%, 05/26/20 (Call 04/26/20)	50	50,185
2.63%, 01/15/22	25	25,138
2.75%, 12/09/20 (Call 11/09/20)	175	178,190
3.63%, 05/20/21	100	104,872
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/30/17)[b,c]	125	73,125
Nordstrom Inc.
4.75%, 05/01/20	100	106,583
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 05/30/17)[b]	15	15,225
QVC Inc.
3.13%, 04/01/19	100	101,160
Rite Aid Corp.
9.25%, 03/15/20 (Call 05/30/17)	50	51,630
Ruby Tuesday Inc.
7.63%, 05/15/20 (Call 05/30/17)	25	24,125
Sears Holdings Corp.
6.63%, 10/15/18	25	23,469

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	$75	$75,680
2.10%, 02/04/21 (Call 01/04/21)	425	427,716
Target Corp.
2.30%, 06/26/19	325	328,988
3.88%, 07/15/20	156	165,227
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	75	76,699
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[b]	50	44,950
Wal-Mart Stores Inc.
1.95%, 12/15/18	125	125,966
3.63%, 07/08/20	125	131,980
Walgreen Co.
5.25%, 01/15/19	12	12,659
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	200	200,844
2.60%, 06/01/21 (Call 05/01/21)	250	251,373
2.70%, 11/18/19 (Call 10/18/19)	75	76,096
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	50	50,875
6.25%, 03/15/18	100	103,600

		7,406,265
SEMICONDUCTORS — 0.29%
Altera Corp.
2.50%, 11/15/18	200	203,038
Amkor Technology Inc.
6.63%, 06/01/21 (Call 05/30/17)	50	50,938
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	50,871
4.30%, 06/15/21	100	107,883
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	100	100,114
3.00%, 01/15/22 (Call 12/15/21)[b]	550	554,086
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	95	93,532
2.45%, 07/29/20	225	228,692
3.30%, 10/01/21	225	235,609
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	50,682
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	105	103,737

Security	Principal (000s)	Value
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	$200	$204,046
4.13%, 06/01/21[b]	200	209,250
QUALCOMM Inc.
2.25%, 05/20/20	200	201,206
Texas Instruments Inc.
1.65%, 08/03/19	175	174,892

		2,568,576
SOFTWARE — 0.46%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 05/30/17)[b]	25	25,656
Blackboard Inc.
9.75%, 10/15/21 (Call 04/15/18)[b]	25	25,125
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[b]	150	152,532
BMC Software Inc.
7.25%, 06/01/18	33	33,990
Boxer Parent Co. Inc.
9.00% (9.75% PIK),
10/15/19 (Call 05/30/17)[b,e]	75	74,954
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	71,843
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[b]	55	58,025
Fidelity National Information Services Inc.
2.85%, 10/15/18	130	131,765
3.63%, 10/15/20 (Call 09/15/20)	400	416,440
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	150	151,968
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK),
05/01/21 (Call 05/30/17)[b,e]	75	76,650
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	50	52,188
j2 Cloud Services LLC
8.00%, 08/01/20 (Call 05/30/17)	25	25,781
Microsoft Corp.
1.10%, 08/08/19	325	321,818
1.30%, 11/03/18	183	182,705
1.55%, 08/08/21 (Call 07/08/21)	250	245,020
1.63%, 12/06/18	160	160,573
1.85%, 02/12/20 (Call 01/12/20)	205	205,763

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
2.00%, 11/03/20 (Call 10/03/20)	$250	$251,157
2.40%, 02/06/22 (Call 01/06/22)	195	197,209
3.00%, 10/01/20	25	25,981
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/30/17)[b]	46	46,978
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	400	395,408
2.25%, 10/08/19	500	506,385
2.80%, 07/08/21	50	51,285
5.00%, 07/08/19	150	160,626

		4,047,825
STORAGE & WAREHOUSING — 0.02%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/30/17)[b]	200	187,500

		187,500
TELECOMMUNICATIONS — 1.61%
America Movil SAB de CV
5.00%, 03/30/20	200	215,310
Anixter Inc.
5.13%, 10/01/21	100	106,000
AT&T Inc.
2.30%, 03/11/19	200	200,932
2.38%, 11/27/18	75	75,506
2.45%, 06/30/20 (Call 05/30/20)	400	400,672
3.00%, 02/15/22	300	301,383
3.80%, 03/15/22	300	311,331
3.88%, 08/15/21	200	208,758
5.00%, 03/01/21	200	217,208
5.20%, 03/15/20	300	324,027
5.60%, 05/15/18	250	259,775
5.80%, 02/15/19	35	37,273
5.88%, 10/01/19	350	380,100
British Telecommunications PLC
2.35%, 02/14/19	200	201,242
CenturyLink Inc.
5.80%, 03/15/22	100	104,625
6.15%, 09/15/19	50	53,375
6.45%, 06/15/21	125	135,000
Series V
5.63%, 04/01/20	150	159,187
Cisco Systems Inc.
1.40%, 09/20/19	250	248,170
1.85%, 09/20/21 (Call 08/20/21)	50	49,388

Security	Principal (000s)	Value
2.20%, 02/28/21	$230	$231,076
2.45%, 06/15/20	250	254,390
4.45%, 01/15/20	300	320,766
4.95%, 02/15/19	275	291,228
Colombia Telecomunicaciones SA ESP
VRN, (5 year USD Swap + 6.958%)
8.50%, 12/29/49[d]	100	99,500
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[d]	200	215,250
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	50	51,375
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)[b]	250	242,386
6.00%, 07/08/19	100	108,322
6.75%, 08/20/18	100	106,267
Digicel Group Ltd.
8.25%, 09/30/20 (Call 05/29/17)[d]	400	366,000
FairPoint Communications Inc.
8.75%, 08/15/19 (Call 05/30/17)[b]	25	25,656
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[c]	50	46,375
7.13%, 03/15/19	75	78,937
8.13%, 10/01/18	50	53,188
8.50%, 04/15/20	125	132,969
8.75%, 04/15/22	50	48,235
8.88%, 09/15/20 (Call 06/15/20)	50	52,781
9.25%, 07/01/21	75	76,516
GTH Finance BV
6.25%, 04/26/20 (Call 01/26/20)[d]	200	212,500
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/30/17)[b]	25	25,750
Hughes Satellite Systems Corp.
6.50%, 06/15/19	140	151,375
7.63%, 06/15/21	75	84,686
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 05/30/17)	150	144,187
7.25%, 10/15/20 (Call 05/30/17)	100	93,620
7.50%, 04/01/21 (Call 05/30/17)	125	114,375
Juniper Networks Inc.
3.13%, 02/26/19	80	81,429
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 05/30/17)	50	51,688

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Nokia OYJ
5.38%, 05/15/19	$115	$121,900
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[d]	200	202,575
Orange SA
1.63%, 11/03/19	215	212,319
2.75%, 02/06/19	175	177,105
4.13%, 09/14/21	75	79,633
5.38%, 07/08/19	50	53,461
Rogers Communications Inc.
6.80%, 08/15/18	200	212,614
Sprint Capital Corp.
6.90%, 05/01/19	234	250,087
Sprint Communications Inc.
7.00%, 03/01/20[b]	100	109,250
7.00%, 08/15/20	150	162,375
8.38%, 08/15/17	108	109,998
9.00%, 11/15/18[b]	250	273,437
Sprint Corp.
7.25%, 09/15/21	360	393,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23[b]	250	252,187
T-Mobile USA Inc.
4.00%, 04/15/22	100	102,500
6.13%, 01/15/22 (Call 01/15/18)	175	184,844
Telecom Italia Capital SA
7.00%, 06/04/18	50	52,500
7.18%, 06/18/19	50	54,875
Telefonica Emisiones SAU
5.46%, 02/16/21	250	275,620
5.88%, 07/15/19	250	269,843
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)	200	193,026
2.95%, 03/15/22[b]	833	837,240
3.00%, 11/01/21 (Call 09/01/21)	250	252,993
3.45%, 03/15/21	50	51,642
4.50%, 09/15/20	200	213,946
ViaSat Inc.
6.88%, 06/15/20 (Call 05/30/17)	50	51,000
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	226,702

Security	Principal (000s)	Value
Vodafone Group PLC
4.63%, 07/15/18	$150	$154,798
5.45%, 06/10/19	100	106,877
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	50	51,250
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 05/30/17)[b]	200	203,000
7.38%, 04/23/21 (Call 06/13/17)[b]	200	208,000
Windstream Services LLC
7.75%, 10/15/20 (Call 05/30/17)	75	76,500
7.75%, 10/01/21 (Call 05/30/17)[c]	100	100,500

		14,028,436
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	100	101,696
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/30/17)	50	51,562

		153,258
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.35%, 05/06/19	50	50,118

		50,118
TRANSPORTATION — 0.32%
AP Moller – Maersk A/S
2.88%, 09/28/20[b]	100	101,575
Canadian National Railway Co.
5.55%, 05/15/18	100	104,014
5.55%, 03/01/19	100	106,759
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	110,129
CEVA Group PLC
7.00%, 03/01/21 (Call 05/09/17)[b]	100	89,500
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[d]	200	203,799
FedEx Corp.
2.30%, 02/01/20	300	303,147
8.00%, 01/15/19	200	220,022
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/30/17)[b]	100	102,800
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 05/30/17)	50	30,750

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 05/30/17)[b]	$50	$44,562
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/29/17)[b]	50	43,000
8.13%, 02/15/19 (Call 05/29/17)	25	22,500
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[b]	200	200,522
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	25	25,781
Norfolk Southern Railway Co.
9.75%, 06/15/20	100	122,111
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	75	73,878
2.45%, 11/15/18 (Call 10/15/18)	100	100,766
2.45%, 09/03/19 (Call 08/03/19)	140	140,920
2.55%, 06/01/19 (Call 05/01/19)	75	75,697
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/30/17)[b]	50	40,500
Teekay Corp.
8.50%, 01/15/20	100	99,000
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	100,768
United Parcel Service Inc.
3.13%, 01/15/21	50	51,799
5.13%, 04/01/19	200	213,006
United Parcel Service of America Inc.
8.38%, 04/01/20	50	58,857

		2,786,162
TRUCKING & LEASING — 0.14%
Aviation Capital Group Corp.
2.88%, 09/17/18 (Call 08/17/18)[b]	200	201,802
6.75%, 04/06/21[b]	250	285,666
CMBLEMTN 1 Ltd.
2.63%, 11/29/19[d]	200	198,717
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[b]	25	24,750
GATX Corp.
2.50%, 03/15/19	80	80,626
2.60%, 03/30/20 (Call 02/28/20)	50	50,725

Security	Principal (000s)	Value
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[b]	$100	$100,541
3.38%, 02/01/22 (Call 12/01/21)[b]	250	255,608
TRAC Intermodal LLC/TRAC Intermodal Corp.
11.00%, 08/15/19 (Call 05/12/17)	2	2,115

		1,200,550

TOTAL CORPORATE BONDS & NOTES
(Cost: $313,748,587)		315,856,734

FOREIGN GOVERNMENT OBLIGATIONS[i] — 7.28%

ARGENTINA — 0.17%
Argentine Republic Government International Bond
5.63%, 01/26/22	350	364,525
6.25%, 04/22/19	300	318,300
6.88%, 04/22/21	600	656,400
Provincia de Buenos Aires/Argentina
9.95%, 06/09/21[d]	150	173,280

		1,512,505
BAHRAIN — 0.02%
Bahrain Government International Bond
5.50%, 03/31/20[b]	200	209,981

		209,981
BELGIUM — 0.02%
Belgium Government International Bond
1.50%, 06/22/18[d]	200	200,180

		200,180
BRAZIL — 0.10%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	203,840
5.50%, 07/12/20[d]	200	211,500
Brazilian Government International Bond
4.88%, 01/22/21	200	212,000
5.88%, 01/15/19	200	213,730

		841,070

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CANADA — 0.61%
Canada Government International Bond
1.63%, 02/27/19	$580	$583,329
Export Development Canada
1.00%, 11/01/18	175	174,069
1.00%, 09/13/19	85	84,038
1.50%, 10/03/18	100	100,218
1.50%, 05/26/21	250	246,303
1.63%, 01/17/20	425	425,697
1.75%, 07/21/20	425	426,062
Province of Manitoba Canada
1.75%, 05/30/19	540	541,258
2.05%, 11/30/20	250	251,655
Province of Ontario Canada
1.63%, 01/18/19	175	175,093
1.65%, 09/27/19	350	349,479
2.00%, 09/27/18	350	352,313
2.00%, 01/30/19	800	805,472
2.40%, 02/08/22	100	101,050
4.00%, 10/07/19	300	316,131
Province of Quebec Canada
3.50%, 07/29/20	400	420,464

		5,352,631
CHILE — 0.05%
Chile Government International Bond
3.25%, 09/14/21	400	414,780

		414,780
CHINA — 0.05%
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	200	195,253
2.50%, 07/31/19[d]	200	201,931

		397,184
COLOMBIA — 0.08%
Colombia Government International Bond
7.38%, 03/18/19	300	329,871
11.75%, 02/25/20	265	332,999

		662,870
CROATIA — 0.04%
Croatia Government International Bond
6.63%, 07/14/20[d]	200	220,176

Security	Principal (000s)	Value
6.75%, 11/05/19[d]	$100	$108,910

		329,086
DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.50%, 05/06/21[d]	200	222,000

		222,000
ECUADOR — 0.05%
Ecuador Government International Bond
10.50%, 03/24/20[d]	200	214,000
10.75%, 03/28/22[d]	200	217,000

		431,000
EGYPT — 0.02%
Egypt Government International Bond
5.75%, 04/29/20[d]	200	207,920

		207,920
FINLAND — 0.02%
Finland Government International Bond
1.75%, 09/10/19[b]	200	201,242

		201,242
FRANCE — 0.09%
Agence Francaise de Developpement
1.63%, 01/21/20[d]	250	248,076
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/21[b]	500	498,735

		746,811
GERMANY — 0.18%
FMS Wertmanagement AoeR
1.00%, 08/16/19	200	197,466
1.63%, 11/20/18	200	200,594
1.75%, 01/24/20	500	501,435
1.75%, 03/17/20[c]	200	200,352
State of North Rhine-Westphalia
1.88%, 06/17/19[d]	500	501,049

		1,600,896
HUNGARY — 0.12%
Hungary Government International Bond
4.00%, 03/25/19	370	383,875

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
6.25%, 01/29/20	$400	$438,500
6.38%, 03/29/21	200	226,000

		1,048,375
INDIA — 0.02%
Export-Import Bank of India
2.75%, 04/01/20[d]	200	199,969

		199,969
INDONESIA — 0.13%
Indonesia Government International Bond
4.88%, 05/05/21[d]	200	214,979
5.88%, 03/13/20[d]	150	163,751
11.63%, 03/04/19[d]	470	552,720
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	200	213,500

		1,144,950
ISRAEL — 0.01%
Israel Government International Bond
5.13%, 03/26/19	100	106,374

		106,374
JAPAN — 0.21%
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	250	241,903
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	500	482,365
1.75%, 07/31/18	250	250,227
1.75%, 11/13/18	200	199,846
1.88%, 04/20/21	300	294,441
Japan Finance Organization for Municipalities
2.13%, 03/06/19[b]	200	199,570
2.50%, 09/12/18[b]	200	201,356

		1,869,708
JERSEY — 0.08%
IDB Trust Services Ltd.
1.78%, 03/10/21[d]	500	490,000
Series 019
2.11%, 09/25/19[d]	200	200,000

		690,000

Security	Principal (000s)	Value
LEBANON — 0.07%
Lebanon Government International Bond
5.45%, 11/28/19[d]	$89	$90,625
5.50%, 04/23/19	100	101,960
5.80%, 04/14/20[d]	300	305,820
8.25%, 04/12/21[d]	100	110,836

		609,241
LITHUANIA — 0.06%
Lithuania Government International Bond
6.13%, 03/09/21[d]	400	451,952
7.38%, 02/11/20[d]	100	113,783

		565,735
MEXICO — 0.11%
Mexico Government International Bond
3.50%, 01/21/21[c]	250	259,457
3.63%, 03/15/22	300	309,144
5.13%, 01/15/20	400	433,316

		1,001,917
NIGERIA — 0.02%
Nigeria Government International Bond
6.75%, 01/28/21[d]	200	212,189

		212,189
NORWAY — 0.11%
Kommunalbanken AS
1.63%, 01/15/20[b]	250	249,235
1.63%, 02/10/21[b]	500	493,752
2.13%, 03/15/19[b]	200	201,940

		944,927
OMAN — 0.02%
Oman Government International Bond
3.88%, 03/08/22[d]	200	202,319

		202,319
PAKISTAN — 0.06%
Pakistan Government International Bond
6.75%, 12/03/19[d]	490	519,106

		519,106

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
PANAMA — 0.03%
Panama Government International Bond
5.20%, 01/30/20	$200	$217,102

		217,102
PERU — 0.05%
Peruvian Government International Bond
7.13%, 03/30/19	400	439,716

		439,716
PHILIPPINES — 0.06%
Philippine Government International Bond
4.00%, 01/15/21	150	159,988
8.38%, 06/17/19	325	370,120

		530,108
POLAND — 0.10%
Republic of Poland Government International Bond
5.13%, 04/21/21	200	219,750
6.38%, 07/15/19	635	696,004

		915,754
QATAR — 0.12%
Qatar Government International Bond
2.38%, 06/02/21[d]	400	397,800
4.50%, 01/20/22[b]	200	216,267
5.25%, 01/20/20[b]	200	215,616
SoQ Sukuk A QSC
2.10%, 01/18/18[d]	200	200,498

		1,030,181
ROMANIA — 0.04%
Romanian Government International Bond
6.75%, 02/07/22[d]	300	347,940

		347,940
RUSSIA — 0.10%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[d]	200	205,100
11.00%, 07/24/18[d]	600	668,642

		873,742

Security	Principal (000s)	Value
SAUDI ARABIA — 0.05%
Saudi Government International Bond
2.38%, 10/26/21[d]	$400	$393,016

		393,016
SERBIA — 0.05%
Serbia International Bond
4.88%, 02/25/20[d]	200	208,500
5.88%, 12/03/18[d]	200	210,407

		418,907
SLOVENIA — 0.02%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	207,750

		207,750
SOUTH AFRICA — 0.04%
Republic of South Africa Government International Bond
5.50%, 03/09/20	200	212,250
6.88%, 05/27/19	100	108,250

		320,500
SOUTH KOREA — 0.20%
Export-Import Bank of Korea
1.88%, 10/21/21	200	193,760
2.25%, 01/21/20	200	199,692
2.38%, 08/12/19	200	201,214
2.75%, 01/25/22	800	801,096
2.88%, 09/17/18	200	202,556
Korea International Bond
7.13%, 04/16/19	100	110,089

		1,708,407
SRI LANKA — 0.06%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	205,000
5.75%, 01/18/22[d]	200	206,768
6.25%, 10/04/20[d]	100	105,954

		517,722
SUPRANATIONAL — 3.20%
African Development Bank
1.00%, 05/15/19	350	346,290
1.13%, 03/04/19	455	452,384
1.13%, 09/20/19	300	297,081
1.63%, 10/02/18	100	100,338

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
1.88%, 03/16/20	$150	$151,025
African Export-Import Bank
4.00%, 05/24/21[d]	250	252,425
Asian Development Bank
1.00%, 08/16/19	100	98,906
1.13%, 06/05/18	200	199,708
1.38%, 01/15/19	350	349,863
1.38%, 03/23/20	250	248,308
1.50%, 09/28/18	425	425,969
1.50%, 01/22/20	210	209,662
1.63%, 08/26/20	400	398,852
1.75%, 01/10/20	300	301,473
1.88%, 04/12/19	485	488,928
1.88%, 02/18/22	250	248,925
Corp. Andina de Fomento
2.13%, 09/27/21	250	247,273
Council of Europe Development Bank
1.13%, 05/31/18	230	229,427
1.75%, 11/14/19	375	376,226
1.88%, 01/27/20	350	352,537
European Bank for Reconstruction & Development
1.63%, 11/15/18	565	566,938
1.75%, 06/14/19	650	652,684
1.75%, 11/26/19	350	351,333
European Investment Bank
1.00%, 06/15/18	725	722,303
1.13%, 08/15/18	350	348,947
1.13%, 08/15/19	350	346,577
1.25%, 05/15/18	125	124,924
1.25%, 05/15/19	605	601,679
1.38%, 06/15/20	500	494,355
1.38%, 09/15/21	300	292,653
1.63%, 03/16/20	600	598,932
1.63%, 12/15/20	1,600	1,586,624
1.75%, 06/17/19	350	351,494
1.75%, 05/15/20	500	500,555
1.88%, 03/15/19	750	754,980
2.00%, 03/15/21	800	803,064
2.25%, 03/15/22	250	252,323
2.88%, 09/15/20	50	51,706
Inter-American Development Bank
1.00%, 05/13/19	250	247,790
1.13%, 08/28/18	125	124,680

Security	Principal (000s)	Value
1.25%, 09/14/21[c]	$250	$243,258
1.50%, 09/25/18	275	275,630
1.63%, 05/12/20	435	434,756
1.75%, 08/24/18	100	100,591
1.75%, 10/15/19	175	175,992
1.88%, 06/16/20	500	502,915
1.88%, 03/15/21	500	500,835
2.13%, 11/09/20	250	253,068
3.88%, 02/14/20	500	530,690
4.25%, 09/10/18	75	77,930
International Bank for Reconstruction & Development
0.88%, 07/19/18	850	845,860
1.00%, 10/05/18	600	597,300
1.13%, 11/27/19	450	445,378
1.25%, 07/26/19	850	846,158
1.38%, 03/30/20	1,250	1,241,462
1.38%, 05/24/21	500	490,535
1.38%, 09/20/21	100	97,772
1.88%, 03/15/19	1,125	1,134,439
1.88%, 10/07/19	450	454,014
1.88%, 04/21/20	200	201,446
2.00%, 01/26/22	250	250,545
2.13%, 11/01/20	250	253,238
2.25%, 06/24/21	250	253,715
International Finance Corp.
0.88%, 06/15/18	100	99,553
1.13%, 07/20/21	250	242,238
1.25%, 11/27/18	150	149,748
1.63%, 07/16/20	200	199,778
1.75%, 09/04/18	300	301,713
1.75%, 09/16/19	650	653,991
1.75%, 03/30/20	175	175,616
Nordic Investment Bank
1.13%, 02/25/19	203	201,814
1.50%, 09/29/20	200	198,410

		27,980,529
SWEDEN — 0.19%
Kommuninvest I Sverige AB
1.13%, 10/09/18[b]	500	497,859
Svensk Exportkredit AB
1.75%, 08/28/20	400	398,468
1.88%, 06/17/19	250	250,983

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Sweden Government International Bond
1.13%, 03/15/19[b]	$500	$496,784

		1,644,094
TURKEY — 0.22%
Export Credit Bank of Turkey
5.38%, 02/08/21[d]	200	205,773
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	400	399,528
Turkey Government International Bond
5.63%, 03/30/21	200	211,948
7.00%, 03/11/19	300	321,000
7.00%, 06/05/20	200	220,060
7.50%, 11/07/19	500	550,650

		1,908,959
UKRAINE — 0.08%
Ukraine Government International Bond
7.75%, 09/01/19[d]	100	102,004
7.75%, 09/01/20[d]	350	352,639
7.75%, 09/01/21[d]	200	199,384

		654,027
UNITED ARAB EMIRATES — 0.05%
Abu Dhabi Government International Bond
2.13%, 05/03/21[d]	200	198,420
6.75%, 04/08/19[b]	200	219,079

		417,499
VENEZUELA — 0.04%
Venezuela Government International Bond
6.00%, 12/09/20[d]	200	103,340
7.00%, 12/01/18[d]	100	70,370
7.75%, 10/13/19[d]	225	135,383
13.63%, 08/15/18	50	42,500

		351,593
VIETNAM — 0.03%
Vietnam Government International Bond
6.75%, 01/29/20[d]	200	218,494

		218,494

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $63,375,453)		63,541,006

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.51%

MORTGAGE-BACKED SECURITIES — 8.08%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	$1,362	$1,375,034
2.50%, 12/01/31	1,097	1,104,599
2.50%, 02/01/32	1,197	1,205,994
2.50%, 05/01/32[j]	9,874	9,937,255
3.00%, 05/01/29	579	597,534
3.00%, 05/01/30	1,244	1,282,031
3.00%, 06/01/30	100	102,916
3.00%, 07/01/30	703	724,127
3.00%, 12/01/30	1,236	1,273,938
3.00%, 05/01/31	507	522,713
3.00%, 06/01/31	335	345,455
3.00%, 05/01/32[j]	3,787	3,897,651
3.50%, 05/01/32[j]	3,245	3,394,067
4.00%, 05/01/32[j]	775	803,094
4.50%, 05/01/32[j]	355	362,377
FRN, (12 mo. LIBOR US + 1.621%)
2.52%, 02/01/45	142	145,912
Federal National Mortgage Association
1.00%, 02/01/32	2,179	2,192,991
2.50%, 07/01/28	1,714	1,739,940
2.50%, 03/01/30	223	224,853
2.50%, 07/01/30	280	281,803
2.50%, 08/01/30	773	779,251
2.50%, 12/01/30	126	127,339
2.50%, 01/01/31	109	109,714
2.50%, 10/01/31	650	654,489
2.50%, 05/01/32[j]	11,583	11,651,774
3.00%, 10/01/27	145	149,893
3.00%, 10/01/28	659	679,453
3.00%, 11/01/28	625	645,067
3.00%, 04/01/30	269	277,419
3.00%, 07/01/30	172	177,217
3.00%, 08/01/30	606	623,826
3.00%, 09/01/30	1,264	1,301,342
3.00%, 10/01/30	611	628,953
3.00%, 11/01/30	153	157,175
3.00%, 12/01/30	507	522,746
3.00%, 02/01/31	621	639,546

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
3.00%, 10/01/31	$167	$171,870
3.00%, 01/01/32	741	762,702
3.00%, 02/01/32	333	342,974
3.00%, 03/01/32	488	502,515
3.00%, 05/01/32[j]	5,148	5,296,005
3.50%, 01/01/27	40	41,753
3.50%, 12/01/29	57	59,232
3.50%, 07/01/30	646	676,070
3.50%, 10/01/30	397	415,664
3.50%, 11/01/30	55	58,130
3.50%, 03/01/31	176	184,133
3.50%, 06/01/31	533	558,876
3.50%, 01/01/32	236	247,883
3.50%, 05/01/32[j]	2,999	3,134,424
4.00%, 05/01/32[j]	1,670	1,730,538
4.50%, 05/01/32[j]	507	517,378
5.00%, 05/01/32[j]	178	181,810
FRN, (12 mo. LIBOR US + 1.576%)
2.53%, 12/01/44	127	130,142
FRN, (12 mo. LIBOR US + 1.590%)
2.53%, 04/01/44	342	353,712
Series 2014-M13, Class A2
3.02%, 08/25/24[k]	100	102,316
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	32	32,612
Series K010, Class A2
4.33%, 10/25/20[k]	1,000	1,074,680
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[k]	50	53,349
Series K017, Class A2
2.87%, 12/25/21	750	772,343
Series K020, Class A2
2.37%, 05/25/22	100	100,717
Series K034, Class A2
3.53%, 07/25/23[k]	1,250	1,322,200
Series K036, Class A2
3.53%, 10/25/23[k]	500	528,955
Series K038, Class A1
2.60%, 10/25/23	82	83,344
Series K703, Class A2
2.70%, 05/25/18	491	494,442

		70,570,257

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.06%
Federal Home Loan Banks
0.88%, 06/29/18	$500	$498,240
0.88%, 10/01/18	1,700	1,690,446
0.88%, 08/05/19	200	197,576
1.00%, 12/19/17	500	499,818
1.13%, 06/21/19	225	223,776
1.13%, 07/14/21	180	175,284
1.25%, 06/08/18	700	700,371
1.25%, 01/16/19	2,400	2,397,144
1.38%, 03/18/19	700	700,462
1.88%, 12/11/20	180	180,875
1.88%, 11/29/21	1,150	1,151,104
4.13%, 03/13/20	850	910,596
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	1,450	1,441,923
1.00%, 12/15/17	1,000	999,592
1.13%, 08/12/21	350	340,099
1.25%, 10/02/19	675	671,713
1.38%, 05/01/20	3,000	2,985,690
1.50%, 01/17/20	1,200	1,199,628
1.75%, 05/30/19	150	151,106
2.38%, 01/13/22	300	306,417
Federal National Mortgage Association
0.88%, 05/21/18	370	368,890
1.13%, 07/20/18	500	499,495
1.25%, 08/17/21	450	439,519
1.38%, 10/07/21	175	171,609
1.50%, 06/22/20	700	698,782
1.63%, 01/21/20	1,125	1,128,611
1.75%, 06/20/19	1,000	1,007,460
1.75%, 09/12/19	4,400	4,431,328
1.88%, 09/18/18	300	302,559
1.88%, 02/19/19	300	302,874

		26,772,987
U.S. GOVERNMENT OBLIGATIONS — 43.37%
U.S. Treasury Note/Bond
0.63%, 04/30/18	850	845,759
0.75%, 12/31/17	4,500	4,491,135
0.75%, 03/31/18	225	224,244
0.75%, 07/31/18	1,000	994,810
0.75%, 10/31/18	1,000	993,130
0.75%, 02/15/19	5,000	4,956,250
0.75%, 08/15/19	2,200	2,171,576

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
0.88%, 01/15/18	$2,400	$2,396,976
0.88%, 07/15/18	6,500	6,477,445
0.88%, 10/15/18	4,500	4,478,580
0.88%, 04/15/19	1,000	992,500
0.88%, 05/15/19	4,200	4,165,728
0.88%, 07/31/19	700	693,224
1.00%, 12/15/17	5,200	5,199,272
1.00%, 05/31/18	1,100	1,098,119
1.00%, 08/15/18	2,500	2,494,250
1.00%, 09/15/18	1,200	1,196,772
1.00%, 03/15/19	4,000	3,981,120
1.00%, 06/30/19	1,500	1,490,355
1.00%, 08/31/19	1,000	992,380
1.00%, 09/30/19	4,100	4,066,872
1.00%, 11/15/19	3,000	2,972,730
1.00%, 11/30/19	1,200	1,188,828
1.13%, 01/15/19	5,700	5,690,025
1.13%, 01/31/19	800	798,432
1.13%, 02/28/19	3,500	3,492,755
1.13%, 05/31/19	1,000	996,680
1.13%, 12/31/19	1,200	1,191,852
1.13%, 03/31/20	3,000	2,973,210
1.13%, 06/30/21	2,500	2,440,600
1.13%, 07/31/21	4,700	4,583,628
1.13%, 08/31/21	7,000	6,820,170
1.13%, 09/30/21	1,000	973,120
1.25%, 10/31/18	520	520,296
1.25%, 11/15/18	4,700	4,702,068
1.25%, 11/30/18	2,000	2,000,820
1.25%, 12/15/18	2,800	2,801,008
1.25%, 12/31/18	1,500	1,500,465
1.25%, 01/31/19	3,600	3,600,216
1.25%, 04/30/19	5,000	4,998,050
1.25%, 10/31/19	600	598,392
1.25%, 01/31/20	3,000	2,987,160
1.25%, 02/29/20	3,500	3,482,710
1.25%, 03/31/21	2,000	1,968,120
1.25%, 10/31/21	8,900	8,701,263
1.38%, 06/30/18	1,000	1,002,460
1.38%, 07/31/18	500	501,215
1.38%, 11/30/18	2,300	2,305,428
1.38%, 12/31/18	4,000	4,008,880
1.38%, 02/28/19	4,730	4,740,359
1.38%, 01/31/20	2,300	2,298,137

Security	Principal (000s)	Value
1.38%, 02/29/20	$3,400	$3,394,560
1.38%, 03/31/20	6,300	6,286,329
1.38%, 04/30/20	3,800	3,789,930
1.38%, 08/31/20	2,600	2,585,362
1.38%, 09/30/20	4,000	3,974,400
1.38%, 01/31/21	2,800	2,772,924
1.38%, 04/30/21	3,500	3,458,105
1.50%, 08/31/18	4,680	4,698,720
1.50%, 12/31/18	7,000	7,030,379
1.50%, 01/31/19	3,800	3,816,720
1.50%, 02/28/19	2,900	2,912,818
1.50%, 03/31/19	4,500	4,520,610
1.50%, 05/31/19	2,000	2,008,900
1.50%, 10/31/19	4,000	4,014,000
1.50%, 11/30/19	5,800	5,818,792
1.50%, 05/31/20	2,700	2,700,513
1.50%, 01/31/22	1,700	1,676,659
1.63%, 03/31/19	1,500	1,510,485
1.63%, 04/30/19	2,090	2,104,526
1.63%, 06/30/19	3,200	3,222,112
1.63%, 07/31/19	6,250	6,293,187
1.63%, 08/31/19	2,000	2,013,340
1.63%, 12/31/19	5,560	5,594,305
1.63%, 06/30/20	3,000	3,010,860
1.63%, 07/31/20	3,400	3,410,404
1.63%, 11/30/20	2,100	2,101,533
1.75%, 10/31/18	1,100	1,108,899
1.75%, 09/30/19	2,000	2,019,380
1.75%, 10/31/20	800	804,400
1.75%, 12/31/20	5,200	5,223,451
1.75%, 11/30/21	3,300	3,296,865
1.75%, 02/28/22	2,000	1,993,880
1.75%, 03/31/22	8,000	7,971,200
1.88%, 06/30/20	5,500	5,564,240
1.88%, 11/30/21	5,000	5,021,700
1.88%, 01/31/22	3,500	3,511,480
1.88%, 03/31/22	3,000	3,008,220
2.00%, 07/31/20	1,500	1,522,350
2.00%, 09/30/20	6,000	6,086,640
2.00%, 11/30/20	3,300	3,344,880
2.00%, 05/31/21	1,800	1,821,852
2.00%, 10/31/21	4,500	4,543,785
2.00%, 11/15/21	8,700	8,787,610
2.00%, 12/31/21	6,000	6,054,960

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
2.13%, 08/31/20	$5,000	$5,092,750
2.13%, 01/31/21	1,500	1,526,370
2.13%, 06/30/21	5,000	5,082,700
2.13%, 09/30/21	3,000	3,046,680
2.13%, 12/31/21	5,000	5,074,200
2.25%, 11/30/17	400	402,808
2.25%, 07/31/18	2,500	2,533,325
2.25%, 03/31/21	2,000	2,043,740
2.25%, 07/31/21	2,000	2,042,900
2.38%, 05/31/18	1,800	1,823,364
2.38%, 06/30/18	4,550	4,612,927
2.38%, 12/31/20	4,000	4,107,920
2.63%, 08/15/20	6,190	6,405,536
2.63%, 11/15/20	1,000	1,035,470
2.75%, 02/15/19	3,500	3,593,135
3.13%, 05/15/19	130	134,780
3.13%, 05/15/21	1,000	1,055,580
3.50%, 05/15/20	3,000	3,180,330
3.63%, 08/15/19	1,000	1,051,700
3.63%, 02/15/20	1,800	1,908,630
3.63%, 02/15/21	4,500	4,829,265
4.00%, 08/15/18	1,200	1,243,368
7.88%, 02/15/21	2,000	2,456,220
8.00%, 11/15/21	1,000	1,271,080
8.50%, 02/15/20	800	955,432
8.75%, 05/15/20	1,700	2,066,503
8.88%, 02/15/19	2,000	2,273,040
9.13%, 05/15/18	250	270,560

		378,766,152

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $476,771,083)		476,109,396

SHORT-TERM INVESTMENTS — 7.17%

MONEY MARKET FUNDS — 7.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[l,m]	57,365	57,388,378
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[l,m,n]	5,243	5,242,559

		62,630,937

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,620,453)		62,630,937

Value
TOTAL INVESTMENTS IN SECURITIES — 106.11%
(Cost: $925,175,440)[o]	$926,790,609
Other Assets, Less Liabilities — (6.11)%	(53,375,317)

NET ASSETS — 100.00%	$873,415,292

CMT  —  Constant Maturity Treasury

FRN  —  Floating Rate Note

VRN  —  Variable Rate Note

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliated issuer. See Schedule 1.
[g]	Issuer is in default of interest payments.
[h]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[i]	Investments are denominated in U.S. dollars.
[j]	To-be-announced (TBA). See Note 1.
[k]	Variable rate note.
[l]	Affiliated money market fund.
[m]	The rate quoted is the annualized seven-day yield of the fund at period end.
[n]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[o]	The cost of investments for federal income tax purposes was $925,176,280. Net unrealized appreciation was $1,614,329, of which $4,293,388 represented gross unrealized appreciation on securities and $2,679,059 represented gross unrealized depreciation on securities.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$250	$—	$—	$250	$248,207	$2,575	$—
2.25%, 07/02/19	250	—	—	250	251,752	1,839	—
2.63%, 02/17/22	—	250	—	250	252,505	990	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	400	—	—	400	432,504	4,767	—
6.70%, 06/10/19	75	—	—	75	82,222	948	—

					$1,267,190	$11,119	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$17,932	$—	$—		$17,932
Asset-backed securities	—	6,372,464	—		6,372,464
Collateralized mortgage obligations	—	2,262,140	—		2,262,140
Corporate bonds & notes	—	315,856,734	0	[a]	315,856,734
Foreign government obligations	—	63,541,006	—		63,541,006
U.S. government & agency obligations	—	476,109,396	—		476,109,396
Money market funds	62,630,937	—	—		62,630,937

Total	$62,648,869	$864,141,740	$0	[a]	$926,790,609

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 21.84%

AUSTRALIA — 0.70%
APT Pipelines Ltd.
2.00%, 03/22/27[a]	EUR	100	$110,728
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50	38,205
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100	113,168
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19[a]	EUR	100	110,490
0.45%, 11/22/23[a]	EUR	100	109,154
BHP Billiton Finance Ltd.
Series 9
2.25%, 09/25/20[a]	EUR	100	116,446
Series 11
3.25%, 09/25/24[a]	GBP	100	143,177
Commonwealth Bank of Australia
1.38%, 01/22/19[a]	EUR	100	112,021
2.75%, 11/17/21[a]	AUD	200	147,903
3.75%, 10/18/19	AUD	200	153,809
National Australia Bank Ltd.
0.35%, 09/07/22[a]	EUR	100	108,095
2.25%, 06/06/25[a]	EUR	100	122,732
4.25%, 05/20/19[a]	AUD	100	77,465
VRN, (3 mo. Euribor + 2.850%)
6.75%, 06/26/23 (Call 06/26/18)	EUR	50	58,449
Origin Energy Finance Ltd.
2.88%, 10/11/19[a]	EUR	100	115,665
Telstra Corp. Ltd.
4.00%, 09/16/22[a]	AUD	50	38,869
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100	76,237
Westpac Banking Corp.
1.50%, 03/24/21[a]	EUR	100	115,159
3.25%, 01/22/20	AUD	100	76,003

			1,943,775
AUSTRIA — 0.29%
Autobahnen- und Schnellstrassen- Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100	111,883
4.38%, 07/08/19[a]	EUR	50	60,134
Erste Group Bank AG
3.50%, 02/08/22	EUR	100	126,456

Security	Principal (000s)		Value
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100	$110,288
Novomatic AG
1.63%, 09/20/23	EUR	25	27,833
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50	56,851
3.38%, 05/18/32[a]	EUR	50	70,023
OMV AG
4.25%, 10/12/21[a]	EUR	50	64,007
VRN, (5 year EUR Swap + 4.942%)
5.25%, 12/29/49 (Call 12/09/21)[a]	EUR	50	60,543
UniCredit Bank Austria AG
4.13%, 02/24/21[a]	EUR	100	125,884

			813,902
BELGIUM — 0.33%
Anheuser-Busch InBev SA/NV
0.80%, 04/20/23[a]	EUR	50	55,444
0.88%, 03/17/22[a]	EUR	100	112,044
2.00%, 03/17/28[a]	EUR	50	57,771
2.75%, 03/17/36[a]	EUR	100	119,387
Belfius Bank SA/NV
1.38%, 06/05/20[a]	EUR	100	113,895
Dexia Credit Local SA
0.75%, 01/25/23[a]	EUR	100	110,423
Eandis System Operator SCRL
1.75%, 12/04/26[a]	EUR	100	116,830
KBC Bank NV
0.45%, 01/22/22[a]	EUR	100	110,797
KBC Group NV
0.75%, 10/18/23[a]	EUR	100	107,416

			904,007
CANADA — 1.50%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	147,663
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	19,616
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	38,474
Bank of Montreal
0.75%, 09/21/22[a]	EUR	150	168,067
2.70%, 12/09/26	CAD	50	37,533
2.84%, 06/04/20	CAD	100	76,315

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
VRN, (3 mo. CDOR + 1.080%)
3.12%, 09/19/24 (Call 09/19/19)[a]	CAD	50	$37,646
Bank of Nova Scotia (The)
0.38%, 03/10/23[a]	EUR	150	164,093
1.90%, 12/02/21	CAD	100	73,766
2.27%, 01/13/20	CAD	100	74,954
VRN, (3 mo. CDOR + 2.190%)
3.37%, 12/08/25 (Call 12/08/20)[a]	CAD	100	76,451
Bell Canada Inc.
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	38,333
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	77,526
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	77,653
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	121,775
Canadian Imperial Bank of Commerce
1.70%, 10/09/18	CAD	50	36,831
2.04%, 03/21/22	CAD	100	74,111
2.35%, 10/18/17	CAD	200	147,202
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	19,911
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50	39,849
Enbridge Pipelines Inc.
5.33%, 04/06/40	CAD	50	45,258
Fairfax Financial Holdings Ltd.
4.50%, 03/22/23	CAD	100	78,029
Fortis Inc./Canada
2.85%, 12/12/23 (Call 10/12/23)	CAD	50	37,962
Granite REIT Holdings LP Series 3
3.87%, 11/30/23 (Call 09/30/23)	CAD	50	38,196
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	73,341
Hydro One Inc.
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	38,180
6.93%, 06/01/32	CAD	70	73,115
Hydro-Quebec
5.00%, 02/15/50	CAD	110	113,087
6.50%, 02/15/35	CAD	100	108,942
9.63%, 07/15/22	CAD	320	326,155

Security	Principal (000s)		Value
Inter Pipeline Ltd.
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	$76,175
Manufacturers life Insurance Co. (The)
VRN, (3 mo. CDOR + 1.570%)
3.18%, 11/22/27 (Call 11/22/22)[a]	CAD	50	38,622
National Bank of Canada
0.00%, 09/29/23[a]	EUR	100	106,315
North West Redwater Partnership/NWR Financing Co. Ltd. Series G
4.75%, 06/01/37 (Call 12/01/36)[a]	CAD	50	42,551
Pembina Pipeline Corp.
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25	19,119
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	23,370
Royal Bank of Canada
1.40%, 04/26/19	CAD	300	220,420
1.92%, 07/17/20	CAD	200	148,465
2.33%, 12/05/23	CAD	150	111,800
2.77%, 12/11/18	CAD	100	74,919
Saputo Inc.
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	75,141
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50	46,246
Sun Life Financial Inc.
VRN, (3 mo. CDOR + 1.850%)
3.05%, 09/19/28 (Call 09/19/23)	CAD	50	37,939
Suncor Energy Inc.
5.80%, 05/22/18	CAD	100	76,622
TD Capital Trust III
VRN, (6 mo. CDOR + 4.300%)
7.24%, 12/29/49 (Call 12/31/18)[a]	CAD	150	119,977
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	74,227
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	76,957
Toronto-Dominion Bank (The)
0.63%, 07/29/19[a]	EUR	100	111,015
1.91%, 07/18/23	CAD	100	73,038
VRN, (3 mo. CDOR + 1.830%)
2.98%, 09/30/25 (Call 09/30/20)	CAD	25	18,852

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
TransCanada PipeLines Ltd.
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	$40,313
Union Gas Ltd.
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	44,889
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50	38,385

			4,175,391
DENMARK — 0.29%
AP Moller – Maersk A/S
1.50%, 11/24/22[a]	EUR	100	112,086
BRFkredit A/S
0.50%, 10/01/26[a]	EUR	100	105,811
Danske Bank A/S
0.13%, 02/14/22[a]	EUR	100	109,124
0.75%, 05/04/20[a]	EUR	100	111,198
4.13%, 11/26/19	EUR	50	60,502
DONG Energy A/S
4.88%, 12/16/21[a]	EUR	50	65,823
Nordea Kredit Realkreditaktieselskab Series C2
3.00%, 10/01/44	DKK	553	84,690
Nykredit Realkredit A/S Series 01E
2.00%, 10/01/47	DKK	1,177	167,909

			817,143
FINLAND — 0.20%
Nordea Mortgage Bank PLC
0.25%, 11/21/23[a]	EUR	200	217,041
OP Corporate Bank PLC
0.38%, 10/11/22[a]	EUR	100	108,301
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	100	110,260
Sampo OYJ
1.00%, 09/18/23[a]	EUR	100	109,329

			544,931
FRANCE — 3.43%
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100	117,981
Airbus Group Finance BV
0.88%, 05/13/26 (Call 02/13/26)[a]	EUR	100	108,251

Security	Principal (000s)		Value
APRR SA
1.25%, 01/06/27 (Call 10/06/26)[a]	EUR	100	$109,830
Arkea Home Loans SFH
2.38%, 07/11/23[a]	EUR	100	122,759
Autoroutes du Sud de la France SA
5.63%, 07/04/22	EUR	100	137,965
AXA Bank Europe SCF
0.13%, 03/14/22[a]	EUR	100	108,936
AXA SA
VRN, (3 mo. Euribor + 3.050%)
5.25%, 04/16/40 (Call 04/16/20)[a]	EUR	50	60,780
VRN, (3 mo. LIBOR GBP + 2.750%)
6.69%, 07/29/49 (Call 07/06/26)	GBP	50	73,993
Banque Federative du Credit Mutuel SA
1.63%, 01/11/18	EUR	100	110,214
1.63%, 01/19/26[a]	EUR	100	113,939
4.00%, 10/22/20[a]	EUR	100	122,671
BNP Paribas Home Loan SFH SA
3.75%, 01/11/21[a]	EUR	100	124,474
BNP Paribas SA
1.13%, 10/10/23[a]	EUR	100	108,398
2.00%, 01/28/19[a]	EUR	100	112,809
2.38%, 05/20/24[a]	EUR	50	60,014
VRN, (5 year EUR Swap + 1.830%)
2.63%, 10/14/27 (Call 10/14/22)[a]	EUR	100	114,082
VRN, (5 year EUR Swap + 1.650%)
2.88%, 03/20/26 (Call 03/20/21)[a]	EUR	100	115,053
Bouygues SA
4.00%, 02/12/18[a]	EUR	50	56,155
BPCE SA
2.00%, 04/24/18[a]	EUR	100	111,125
VRN, (5 year EUR Swap + 2.370%)
2.75%, 11/30/27 (Call 11/30/22)[a]	EUR	100	114,381
BPCE SFH SA
0.38%, 02/10/23[a]	EUR	200	219,090

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Caisse Centrale du Credit Immobilier de France SA
0.13%, 03/01/21[a]	EUR	100	$109,631
1.13%, 04/22/19[a]	EUR	100	111,933
Capgemini SA
0.50%, 11/09/21 (Call 08/09/21)[a]	EUR	100	108,885
Carrefour SA
4.00%, 04/09/20[a]	EUR	50	60,617
Cie. de Financement Foncier SA
0.38%, 09/17/19	EUR	100	110,479
0.63%, 02/10/23[a]	EUR	100	110,897
2.25%, 10/13/21	CHF	400	447,637
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100	120,513
CNP Assurances
VRN, (5 year EUR Swap + 4.100%)
4.00%, 11/29/49 (Call 11/18/24)[a]	EUR	100	114,466
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200	219,862
0.38%, 10/21/21[a]	EUR	150	166,151
Credit Agricole SA
2.63%, 03/17/27[a]	EUR	100	113,093
3.90%, 04/19/21[a]	EUR	50	61,735
Credit Agricole SA/London
2.38%, 11/27/20[a]	EUR	100	117,389
Credit Mutuel-CIC Home Loan SFH SA
1.13%, 02/06/19[a]	EUR	100	111,715
1.75%, 06/19/24[a]	EUR	100	119,128
Danone SA
0.71%, 11/03/24 (Call 08/03/24)[a]	EUR	100	107,928
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100	112,570
Dexia Credit Local SA
0.04%, 12/11/19[a]	EUR	50	54,649
0.25%, 03/19/20[a]	EUR	50	54,866
0.63%, 02/03/24[a]	EUR	100	108,587
2.13%, 02/12/25[a]	GBP	100	134,007
Electricite de France SA
2.75%, 03/10/23[a]	EUR	100	121,300

Security	Principal (000s)		Value
VRN, (7 year EUR Swap + 3.021%)
4.25%, 12/29/49 (Call 01/29/20)[a]	EUR	100	$113,795
4.50%, 11/12/40[a]	EUR	50	70,718
5.50%, 10/17/41[a]	GBP	100	167,273
Engie SA
0.88%, 03/27/24[a]	EUR	100	109,953
1.50%, 03/13/35 (Call 12/13/34)[a]	EUR	100	104,376
7.00%, 10/30/28	GBP	50	96,680
Kering
2.50%, 07/15/20[a]	EUR	100	117,180
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50	55,322
La Banque Postale SA
4.38%, 11/30/20	EUR	100	124,004
La Poste SA
1.13%, 06/04/25[a]	EUR	100	110,727
Orange SA
3.88%, 01/14/21[a]	EUR	100	123,278
VRN, (5 year EUR Swap + 3.361%)
4.00%, 10/29/49 (Call 10/01/21)[a]	EUR	200	233,867
8.13%, 11/20/28[a]	GBP	50	100,921
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100	116,486
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	105,150
1.63%, 04/11/25 (Call 01/11/25)[a]	EUR	100	110,495
Regie Autonome des Transports Parisiens
2.88%, 09/09/22	EUR	50	62,334
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	100	114,564
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100	116,787

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100	$114,837
SNCF Mobilites Group
4.63%, 02/02/24[a]	EUR	50	69,588
SNCF Reseau
4.25%, 10/07/26[a]	EUR	100	141,886
4.50%, 01/30/24[a]	EUR	150	207,481
SNCF Reseau EPIC
1.00%, 11/09/31[a]	EUR	100	102,621
5.25%, 12/07/28[a]	GBP	50	86,356
Societe Generale SA
1.00%, 04/01/22[a]	EUR	100	109,512
VRN, (5 year EUR Swap + 1.830%)
2.50%, 09/16/26 (Call 09/16/21)[a]	EUR	100	113,014
Societe Generale SCF SA
4.13%, 02/15/22[a]	EUR	100	130,055
Societe Generale SFH SA
2.88%, 03/14/19[a]	EUR	100	115,373
Suez
1.25%, 05/19/28 (Call 02/19/28)[a]	EUR	100	108,532
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100	113,174
Total Capital International SA
0.75%, 07/12/28[a]	EUR	100	104,206
TOTAL SA
VRN, (5 year EUR Swap + 1.861%)
2.25%, 12/29/49 (Call 02/26/21)[a]	EUR	100	109,953
VRN, (5 year EUR Swap + 2.750%)
2.71%, 12/29/49 (Call 05/05/23)[a]	EUR	100	109,815
Unibail-Rodamco SE
3.88%, 11/05/20[a]	EUR	100	123,469
Veolia Environnement SA
4.38%, 12/11/20	EUR	100	125,211
6.13%, 11/25/33	EUR	25	44,153

Security	Principal (000s)		Value
Vivendi SA
1.13%, 11/24/23 (Call 08/24/23)[a]	EUR	100	$109,788

			9,513,872
GERMANY — 3.34%
Aareal Bank AG
1.00%, 06/28/18	EUR	50	55,291
Allianz Finance II BV Co.
1.38%, 04/21/31 (Call 01/21/31)[a]	EUR	100	107,311
Allianz SE
VRN, (5 year CHF Swap (vs 6 month LIBOR) + 2.573%)
3.25%, 02/28/49 (Call 07/04/19)	CHF	50	52,864
VRN, (10 mo. EURIBOR ICE Swap + 3.200%)
3.38%, 09/29/49 (Call 09/18/24)[a]	EUR	100	115,148
BASF SE
0.88%, 10/06/31 (Call 07/06/31)[a]	EUR	100	102,404
Series 10Y
2.00%, 12/05/22[a]	EUR	100	118,908
Bayer AG
VRN, (5 year EUR Swap + 2.007%)
2.38%, 04/02/75 (Call 10/02/22)[a]	EUR	100	108,895
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100	111,244
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR	100	108,416
Berlin Hyp AG
1.38%, 05/30/17	EUR	50	54,518
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100	116,753
BMW Finance NV
0.13%, 04/15/20[a]	EUR	200	218,382
0.88%, 11/17/20[a]	EUR	150	167,718
1.00%, 01/21/25[a]	EUR	50	55,564
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	50	58,008

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Commerzbank AG
0.05%, 07/11/24[a]	EUR	100	$106,572
0.13%, 02/23/23[a]	EUR	100	108,645
1.00%, 02/05/19[a]	EUR	50	55,690
4.00%, 03/23/26[a]	EUR	25	29,101
4.00%, 03/30/27[a]	EUR	110	126,948
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100	109,835
Daimler AG
0.63%, 03/05/20[a]	EUR	200	221,378
0.85%, 02/28/25[a]	EUR	100	109,102
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50	36,851
Deutsche Bahn Finance BV
0.63%, 09/26/28[a]	EUR	50	52,475
0.88%, 07/11/31[a]	EUR	20	20,488
Deutsche Bank AG
0.63%, 12/19/23	CHF	100	99,392
1.13%, 03/17/25[a]	EUR	100	105,757
Deutsche Genossenschafts-Hypothekenbank AG
0.05%, 12/06/24	EUR	100	106,212
Deutsche Hypothekenbank AG
0.25%, 05/17/24	EUR	100	108,460
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	100	109,255
0.50%, 01/19/23[a]	EUR	100	110,725
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25	27,478
Deutsche Telekom International Finance BV
0.63%, 04/03/23[a]	EUR	100	108,895
1.50%, 04/03/28[a]	EUR	75	82,314
2.00%, 10/30/19[a]	EUR	50	57,272
DVB Bank SE
0.88%, 04/09/21[a]	EUR	100	109,906
E.ON International Finance BV
6.38%, 06/07/32	GBP	50	91,487
EnBW International Finance BV
6.13%, 07/07/39	EUR	30	53,192

Security	Principal (000s)		Value
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)[a]	EUR	150	$166,288
HSH Nordbank AG
0.38%, 04/27/23[a]	EUR	75	81,176
innogy Finance BV
6.25%, 06/03/30[a]	GBP	50	89,203
6.50%, 08/10/21[a]	EUR	100	137,595
KfW
0.00%, 04/28/22	EUR	300	329,418
0.00%, 09/15/23	EUR	200	217,093
0.05%, 05/30/24	EUR	50	54,034
0.13%, 06/01/20	EUR	50	55,430
0.38%, 03/09/26	EUR	100	108,904
0.63%, 07/04/22	EUR	200	226,468
0.63%, 02/22/27	EUR	120	131,866
0.88%, 03/15/22[a]	GBP	200	261,500
1.13%, 01/15/20	EUR	240	273,037
1.25%, 10/17/19	EUR	50	56,852
1.25%, 07/04/36[a]	EUR	110	121,104
1.38%, 02/01/21[a]	GBP	120	160,032
1.75%, 10/29/19	CAD	50	37,162
2.13%, 08/15/23	EUR	50	61,697
2.75%, 04/16/20[a]	AUD	100	75,903
3.38%, 01/18/21	EUR	50	62,141
3.88%, 01/21/19	EUR	50	58,709
5.00%, 03/19/24	AUD	70	59,136
6.00%, 08/20/20	AUD	50	41,832
6.00%, 12/07/28	GBP	50	95,985
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21[a]	EUR	100	109,227
0.38%, 01/29/19[a]	EUR	300	328,781
Landesbank Hessen-Thueringen Girozentrale
1.00%, 02/25/19[a]	EUR	100	111,487
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26[a]	EUR	30	32,283
0.88%, 03/07/22[a]	GBP	100	129,862
Landwirtschaftliche Rentenbank
0.38%, 01/22/24[a]	EUR	100	110,658
1.25%, 05/20/22[a]	EUR	50	58,251
1.50%, 12/23/19[a]	GBP	50	66,484

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
2.70%, 01/20/20	AUD	50	$37,864
2.70%, 09/05/22[a]	AUD	70	52,284
Linde AG Series 10
2.00%, 04/18/23[a]	EUR	50	59,673
Merck KGaA VRN, (5 year EUR Swap + 2.184%)
2.63%, 12/12/74 (Call 06/12/21)[a]	EUR	25	28,495
METRO AG
1.38%, 10/28/21[a]	EUR	100	113,246
Muenchener Hypothekenbank eG
2.50%, 07/04/28	EUR	100	127,822
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50	54,754
NRW Bank
0.38%, 11/17/26[a]	EUR	100	106,715
0.50%, 05/11/26[a]	EUR	50	54,272
1.25%, 10/22/18[a]	EUR	50	55,761
SAP SE
2.13%, 11/13/19[a]	EUR	100	115,311
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28[a]	EUR	50	65,398
UniCredit Bank AG
0.13%, 03/01/22	EUR	150	164,033
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25	32,806
Volkswagen International Finance NV
Series 10Y
1.88%, 03/30/27[a]	EUR	100	110,208
2.00%, 03/26/21[a]	EUR	100	115,852
VRN, (7 year EUR Swap + 2.200%)
2.50%, 12/29/49 (Call 03/20/22)[a]	EUR	25	27,184
VRN, (12 year EUR Swap + 2.967%)
4.63%, 03/29/49 (Call 03/24/26)[a]	EUR	50	58,187

Security	Principal (000s)		Value
Vonovia Finance BV
1.50%, 06/10/26[a]	EUR	100	$110,109
VW Credit Canada Inc.
2.80%, 08/20/18	CAD	100	74,420
WL BANK AG Westfaelische Landschaft Bodenkreditbank
0.75%, 02/02/26[a]	EUR	100	111,101

			9,283,947
HONG KONG — 0.04%
Hutchison Whampoa Finance 14 Ltd.
1.38%, 10/31/21[a]	EUR	100	112,589

			112,589
INDIA — 0.04%
Bharti Airtel International Netherlands BV
3.38%, 05/20/21[a]	EUR	100	118,097

			118,097
IRELAND — 0.16%
AIB Mortgage Bank
0.88%, 02/04/23[a]	EUR	100	112,277
Bank of Ireland
3.25%, 01/15/19[a]	EUR	100	114,770
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100	114,696
Fresenius Finance Ireland PLC
0.88%, 01/31/22 (Call 10/31/21)[a]	EUR	100	109,217

			450,960
ISRAEL — 0.04%
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)[a]	EUR	100	107,834

			107,834
ITALY — 0.90%
Assicurazioni Generali SpA VRN, (3 mo. Euribor + 7.113%)
7.75%, 12/12/42 (Call 12/12/22)[a]	EUR	100	133,635

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100	$111,703
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/59[a]	EUR	100	116,288
Credit Agricole Cariparma SpA
0.25%, 09/30/24[a]	EUR	100	103,995
Credit Agricole Assurances SA VRN, (5 year EUR Swap + 4.500%)
4.25%, 01/29/49 (Call 01/13/25)[a]	EUR	100	112,994
Enel Finance International NV
5.00%, 09/14/22[a]	EUR	100	134,423
5.63%, 08/14/24[a]	GBP	100	158,206
Eni SpA
1.75%, 01/18/24[a]	EUR	100	114,781
2.63%, 11/22/21[a]	EUR	100	119,741
FCA Capital Ireland PLC
1.25%, 09/23/20[a]	EUR	100	110,618
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100	110,827
1.38%, 01/18/24[a]	EUR	100	107,695
1.38%, 12/18/25[a]	EUR	100	112,775
4.38%, 10/15/19[a]	EUR	100	119,589
Snam SpA
0.88%, 10/25/26[a]	EUR	100	104,601
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100	110,662
UniCredit SpA
3.25%, 01/14/21[a]	EUR	150	178,592
5.00%, 10/31/21[a]	EUR	200	264,847
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150	168,216

			2,494,188
JAPAN — 0.23%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.88%, 03/11/22[a]	EUR	100	110,552
East Japan Railway Co.
4.50%, 01/25/36	GBP	50	84,487
Honda Canada Finance Inc. Series 16-4
1.82%, 12/07/21	CAD	50	36,631

Security	Principal (000s)		Value
Nomura Europe Finance NV
1.50%, 05/12/21[a]	EUR	100	$112,889
Sumitomo Mitsui Financial Group Inc.
1.55%, 06/15/26[a]	EUR	100	111,471
Toyota Motor Credit Corp.
0.75%, 07/21/22[a]	EUR	150	167,186

			623,216
LIECHTENSTEIN — 0.04%
LGT Bank AG
1.88%, 02/08/23	CHF	100	110,623

			110,623
MEXICO — 0.17%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	119,346
4.75%, 06/28/22	EUR	50	65,146
5.75%, 06/28/30	GBP	50	83,026
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100	97,624
3.75%, 02/21/24[a]	EUR	100	112,434

			477,576
NETHERLANDS — 1.39%
ABN AMRO Bank NV
0.88%, 01/14/26[a]	EUR	100	111,847
1.13%, 01/12/32[a]	EUR	100	107,062
1.88%, 07/31/19[a]	EUR	100	114,188
VRN, (5 year EUR Swap + 2.350%)
2.88%, 06/30/25 (Call 06/30/20)[a]	EUR	100	115,170
4.75%, 01/11/19[a]	EUR	100	117,928
Aegon Bank NV
0.25%, 05/25/55[a]	EUR	100	108,089
Aegon NV
6.13%, 12/15/31	GBP	50	91,702
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)[a]	EUR	100	107,814
ASML Holding NV
1.38%, 07/07/26 (Call 04/07/26)[a]	EUR	100	109,454
Bank Nederlandse Gemeenten NV
0.38%, 01/14/22[a]	EUR	50	55,471
1.00%, 01/12/26[a]	EUR	100	112,885

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.38%, 10/21/30[a]	EUR	50	$56,197
1.88%, 06/06/19[a]	EUR	50	57,057
2.25%, 07/17/23[a]	EUR	80	98,349
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100	117,285
Cooperatieve Rabobank UA
1.25%, 03/23/26[a]	EUR	100	111,256
1.38%, 02/03/27[a]	EUR	50	55,840
3.88%, 07/25/23[a]	EUR	100	127,193
Series 2541
4.00%, 09/19/22	GBP	50	73,514
4.13%, 01/14/20	EUR	150	181,425
VRN, (6 mo. LIBOR CHF + 2.800%)
5.50%, 06/29/49 (Call 06/27/18)	CHF	200	210,730
Heineken NV
2.13%, 08/04/20[a]	EUR	100	115,902
ING Bank NV
0.70%, 04/16/20[a]	EUR	100	110,782
0.75%, 02/22/21[a]	EUR	100	111,176
4.00%, 01/17/20[a]	EUR	200	242,782
Koninklijke KPN NV
5.63%, 09/30/24[a]	EUR	50	72,216
Nederlandse Gasunie NV
0.00%, 11/18/19 (Call 10/18/19)[a]	EUR	100	108,848
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100	111,151
0.50%, 04/29/30[a]	EUR	100	101,033
NN Group NV
1.00%, 03/18/22[a]	EUR	100	110,979
VRN, (3 mo. Euribor + 3.950%)
4.63%, 04/08/44 (Call 04/08/24)[a]	EUR	100	118,171
Shell International Finance BV
0.88%, 08/21/28	CHF	75	79,035
1.25%, 03/15/22[a]	EUR	100	114,138
TenneT Holding BV
1.00%, 06/13/26 (Call 03/13/26)[a]	EUR	100	109,032
Unilever NV
1.00%, 02/14/27[a]	EUR	100	108,237

			3,853,938

Security	Principal (000s)		Value
NEW ZEALAND — 0.14%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23[a]	EUR	100	$106,833
BNZ International Funding Ltd./London
0.13%, 06/17/21[a]	EUR	150	163,209
Westpac Securities NZ Ltd./London
0.13%, 06/16/21[a]	EUR	100	108,868

			378,910
NORWAY — 0.33%
DNB Bank ASA
4.38%, 02/24/21[a]	EUR	100	126,312
DNB Boligkreditt AS
0.05%, 01/11/22[a]	EUR	150	163,084
0.38%, 01/14/21[a]	EUR	100	110,605
1.88%, 06/18/19[a]	EUR	100	113,851
SpareBank 1 Boligkreditt AS
1.50%, 01/20/20[a]	EUR	100	113,863
SpareBank 1 SR-Bank ASA
0.38%, 02/10/22[a]	EUR	100	108,051
Statoil ASA
1.25%, 02/17/27 (Call 11/17/26)[a]	EUR	100	110,706
5.63%, 03/11/21[a]	EUR	50	65,882

			912,354
PORTUGAL — 0.10%
Caixa Geral de Depositos SA
1.00%, 01/27/22[a]	EUR	100	109,855
EDP Finance BV
1.13%, 02/12/24[a]	EUR	100	105,776
4.13%, 06/29/20	EUR	50	60,758

			276,389
SPAIN — 1.30%
Abertis Infraestructuras SA
1.00%, 02/27/27[a]	EUR	100	102,565
Adif – Alta Velocidad
1.88%, 09/22/22[a]	EUR	100	115,331
Ayt Cedulas Cajas Global
4.25%, 06/14/18	EUR	100	114,294
AyT Cedulas Cajas X Fondo de Titulizacion de Activos Series X
3.75%, 06/30/25	EUR	100	133,116

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21[a]	EUR	200	$223,192
0.63%, 01/17/22[a]	EUR	100	109,211
Banco de Sabadell SA
0.13%, 10/20/23[a]	EUR	100	106,237
Banco Popular Espanol SA
2.13%, 10/08/19[a]	EUR	100	114,329
Banco Santander SA
1.13%, 11/27/24[a]	EUR	100	113,824
Bankia SA
1.00%, 03/14/23[a]	EUR	200	225,006
1.00%, 09/25/25[a]	EUR	100	110,173
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200	222,214
1.25%, 01/11/27[a]	EUR	100	111,815
Cedulas TDA 6 Fond de Titulizacion de Activos
3.88%, 05/23/25	EUR	100	134,387
Deutsche Bank SA Espanola
0.63%, 12/15/21[a]	EUR	100	111,333
1.13%, 01/20/23[a]	EUR	100	112,922
Enagas Financiaciones SAU
1.00%, 03/25/23[a]	EUR	100	111,182
Gas Natural Fenosa Finance BV
1.25%, 04/19/26 (Call 01/19/26)[a]	EUR	100	108,571
Iberdrola Finanzas SA
4.13%, 03/23/20	EUR	50	60,803
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100	111,736
Merlin Properties SOCIMI SA
1.88%, 11/02/26 (Call 08/02/26)[a]	EUR	100	106,272
Programa Cedulas TDA Fondo de Titulizacion de Activos Series A4
4.13%, 04/10/21	EUR	100	125,848
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100	118,379
Santander Consumer Finance SA
1.00%, 05/26/21[a]	EUR	100	110,938
Santander International Debt SAU
4.13%, 10/04/17[a]	EUR	50	55,419

Security	Principal (000s)		Value
Santander Issuances SAU
2.50%, 03/18/25[a]	EUR	100	$110,588
Telefonica Emisiones SAU
1.46%, 04/13/26[a]	EUR	100	108,931
1.48%, 09/14/21[a]	EUR	100	113,699
4.69%, 11/11/19[a]	EUR	100	121,546
5.29%, 12/09/22[a]	GBP	50	75,699

			3,599,560
SWEDEN — 1.05%
Atlas Copco AB
0.63%, 08/30/26 (Call 05/30/26)[a]	EUR	100	104,250
Lansforsakringar Hypotek AB
0.25%, 04/12/23[a]	EUR	100	108,528
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100	110,503
4.00%, 07/11/19[a]	EUR	100	118,575
Nordea Hypotek AB Series 5531
1.00%, 04/08/22	SEK	2,500	287,304
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21[a]	EUR	100	109,776
1.88%, 11/14/19[a]	EUR	100	114,070
3.00%, 06/19/19	SEK	2,000	240,838
Stadshypotek AB
1.50%, 12/15/21[a]	SEK	2,000	235,275
1.63%, 10/30/20[a]	EUR	100	115,496
Series 1581
3.00%, 12/19/18	SEK	1,000	118,938
Svenska Handelsbanken AB
2.25%, 08/27/20[a]	EUR	100	116,600
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20[a]	EUR	100	110,678
1.00%, 03/17/21	SEK	1,000	115,592
Swedbank Hypotek AB
0.13%, 07/18/22[a]	EUR	150	163,398
0.38%, 03/11/22[a]	EUR	100	110,492
Series 180
5.70%, 05/12/20	SEK	1,000	132,001
Series 187
3.75%, 09/19/18	SEK	2,000	238,629

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Telia Co. AB
4.00%, 03/22/22[a]	EUR	100	$127,237
TeliaSonera AB
4.75%, 11/16/21	EUR	50	65,297
Vattenfall AB
6.25%, 03/17/21[a]	EUR	60	80,471

			2,923,948
SWITZERLAND — 0.62%
Cloverie PLC for Zurich Insurance Co. Ltd. VRN, (3 mo. Euribor + 5.850%)
7.50%, 07/24/39 (Call 07/24/19)	EUR	50	62,699
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200	225,104
4.75%, 08/05/19[a]	EUR	50	60,219
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23	CHF	100	102,667
1.25%, 04/14/22[a]	EUR	100	110,733
Glencore Canada Financial Corp.
7.38%, 05/27/20	GBP	50	75,383
Glencore Finance Europe SA
2.63%, 12/03/18[a]	CHF	150	156,198
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)[a]	EUR	100	111,776
LafargeHolcim Ltd.
3.00%, 11/22/22[a]	CHF	100	113,809
Nestle Finance International Ltd.
0.75%, 11/08/21[a]	EUR	100	112,475
Novartis Finance SA
0.63%, 09/20/28[a]	EUR	100	103,876
Roche Holdings Inc.
6.50%, 03/04/21[a]	EUR	100	136,215
UBS AG/London
1.25%, 09/03/21[a]	EUR	100	113,637
UBS Group Funding Jersey Ltd.
1.50%, 11/30/24 (Call 11/30/23)[a]	EUR	200	221,621

			1,706,412
UNITED KINGDOM — 3.01%
AA Bond Co. Ltd.
2.88%, 07/31/43 (Call 10/31/21)[a]	GBP	100	132,272

Security	Principal (000s)		Value
Aviva PLC
VRN, (5 year EUR Swap + 3.480%)
3.88%, 07/03/44 (Call 07/03/24)[a]	EUR	100	$115,592
VRN, (6 mo. LIBOR GBP + 1.880%)
5.90%, 11/29/49 (Call 07/27/20)	GBP	25	35,205
VRN, (3 mo. LIBOR GBP + 3.260%)
6.88%, 05/20/58 (Call 05/20/38)	GBP	50	80,996
Bank of Scotland PLC
4.88%, 12/20/24	GBP	125	201,406
Barclays Bank PLC
4.25%, 01/12/22[a]	GBP	100	149,256
10.00%, 05/21/21[a]	GBP	100	166,824
Barclays PLC
1.88%, 03/23/21[a]	EUR	100	113,436
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)[a]	EUR	100	108,167
6.00%, 11/24/34	GBP	50	91,178
7.25%, 03/12/24	GBP	50	86,034
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100	113,541
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)[a]	EUR	100	110,990
1.95%, 03/03/25[a]	EUR	150	174,864
British Telecommunications PLC
1.13%, 03/10/23[a]	EUR	100	110,681
Centrica PLC
7.00%, 09/19/33[a]	GBP	50	100,316
Coventry Building Society
4.63%, 04/19/18[a]	GBP	100	134,511
Eastern Power Networks PLC
5.75%, 03/08/24[a]	GBP	50	80,863
FCE Bank PLC
1.88%, 06/24/21[a]	EUR	100	114,089
Gatwick Funding Ltd.
6.13%, 03/02/28[a]	GBP	100	168,995
GlaxoSmithKline Capital PLC
5.25%, 12/19/33	GBP	50	89,743
6.38%, 03/09/39	GBP	50	103,667

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Hammerson PLC
7.25%, 04/21/28	GBP	25	$46,237
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50	76,901
6.45%, 12/10/31[a]	GBP	50	94,742
HSBC Bank PLC
6.50%, 07/07/23[a]	GBP	50	80,539
HSBC Holdings PLC
0.88%, 09/06/24[a]	EUR	150	160,696
3.20%, 12/05/23	CAD	50	37,697
VRN, (5 year EUR Swap + 1.950%)
3.38%, 01/10/24 (Call 01/10/19)[a]	EUR	100	114,301
6.50%, 05/20/24[a]	GBP	50	83,843
6.75%, 09/11/28[a]	GBP	50	83,239
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)[a]	EUR	100	109,423
5.00%, 12/02/19[a]	EUR	100	122,518
8.13%, 03/15/24[a]	GBP	50	89,355
Land Securities Capital Markets PLC VRN, (3 mo. LIBOR GBP + 1.128%)
5.39%, 03/31/27 (Call 03/31/25)	GBP	50	82,429
Legal & General Finance PLC
5.88%, 04/05/33[a]	GBP	25	45,863
Legal & General Group PLC VRN, (5 year UK Government Bond + 4.580%)
5.38%, 10/27/45 (Call 10/27/25)[a]	GBP	100	141,741
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	100	110,339
6.50%, 03/24/20[a]	EUR	50	63,833
7.50%, 04/15/24[a]	GBP	100	177,675
Lloyds Banking Group PLC
0.75%, 11/09/21[a]	EUR	100	109,335
London & Quadrant Housing Trust
5.50%, 01/27/40[a]	GBP	50	94,777
Manchester Airport Group Funding PLC
4.13%, 04/02/24[a]	GBP	100	148,659

Security	Principal (000s)		Value
Motability Operations Group PLC
2.38%, 03/14/32[a]	GBP	100	$129,738
National Grid Gas Finance PLC
2.13%, 09/22/28[a]	GBP	100	127,034
Nationwide Building Society
0.75%, 06/25/19[a]	EUR	100	111,228
1.13%, 06/03/22[a]	EUR	100	112,209
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20[a]	GBP	200	293,367
4.75%, 01/22/24[a]	GBP	50	80,452
4.75%, 11/29/35	GBP	50	93,286
NGG Finance PLC VRN, (7 year EUR Swap + 2.880%)
4.25%, 06/18/76 (Call 06/18/20)[a]	EUR	100	117,607
Northumbrian Water Finance PLC
1.63%, 10/11/26[a]	GBP	100	125,570
Orbit Capital PLC
3.50%, 03/24/45[a]	GBP	100	141,453
Prudential PLC
6.13%, 12/19/31[a]	GBP	50	82,593
RL Finance Bonds No. 2 PLC VRN, (5 year UK Government Bond + 4.321%)
6.13%, 11/30/43 (Call 11/30/23)[a]	GBP	100	141,984
Royal Bank of Scotland Group PLC
2.50%, 03/22/23[a]	EUR	100	113,258
Royal Bank of Scotland PLC (The)
5.50%, 03/23/20	EUR	50	62,565
Santander UK Group Holdings PLC
1.13%, 09/08/23[a]	EUR	100	108,514
Santander UK PLC
0.25%, 08/09/21[a]	EUR	100	109,546
1.63%, 11/26/20[a]	EUR	100	115,228
Sky PLC
1.50%, 09/15/21[a]	EUR	100	113,186
Southern Gas Networks PLC Series A7
4.88%, 03/21/29[a]	GBP	50	83,156

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25	$46,125
SSE PLC VRN, (5 year GBP Swap + 2.342%)
3.88%, 12/29/49 (Call 09/10/20)[a]	GBP	100	131,619
Standard Chartered PLC
3.63%, 11/23/22[a]	EUR	100	119,861
VRN, (5 year EUR Swap + 2.300%)
4.00%, 10/21/25 (Call 10/21/20)[a]	EUR	100	116,590
Standard Life PLC VRN, (5 year UK Government Bond + 2.850%)
6.75%, 07/29/49 (Call 07/12/27)	GBP	25	37,660
Thames Water Utilities Cayman Finance Ltd.
2.63%, 01/24/32[a]	GBP	100	131,749
VRN, (3 mo. LIBOR GBP + 7.970%)
5.75%, 09/13/30 (Call 09/13/22)	GBP	50	75,804
Vodafone Group PLC
0.38%, 12/03/24	CHF	100	100,407
0.50%, 01/30/24[a]	EUR	100	105,160
5.90%, 11/26/32	GBP	50	84,571
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)[a]	EUR	100	110,319
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)[a]	GBP	100	147,311
WPP Finance SA
2.25%, 09/22/26[a]	EUR	100	117,986
Yorkshire Building Society
1.25%, 03/17/22[a]	EUR	100	109,924

			8,353,828
UNITED STATES — 2.21%
3M Co.
0.38%, 02/15/22 (Call 11/15/21)	EUR	100	109,609

Security	Principal (000s)		Value
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	$109,567
Amgen Inc.
0.41%, 03/08/23	CHF	100	102,209
Apple Inc.
3.05%, 07/31/29	GBP	100	142,908
AT&T Inc.
1.30%, 09/05/23	EUR	100	111,160
1.45%, 06/01/22 (Call 03/01/22)	EUR	100	112,926
3.55%, 12/17/32 (Call 09/17/32)	EUR	100	123,901
7.00%, 04/30/40	GBP	50	96,038
Bank of America Corp.
2.38%, 06/19/24[a]	EUR	100	117,762
6.13%, 09/15/21[a]	GBP	100	154,870
Berkshire Hathaway Inc.
1.13%, 03/16/27 (Call 12/16/26)	EUR	100	107,370
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)[a]	EUR	100	107,157
5.15%, 05/21/26	GBP	100	159,387
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50	50,957
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	109,594
Ecolab Inc.
1.00%, 01/15/24 (Call 10/15/23)	EUR	100	109,683
Eli Lilly & Co.
1.63%, 06/02/26 (Call 03/02/26)	EUR	100	114,990
GE Capital European Funding Unlimited Co.
5.38%, 01/23/20	EUR	150	187,182
GE Capital UK Funding
6.25%, 05/05/38	GBP	50	103,602
General Electric Co.
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	113,474
Goldman Sachs Group Inc. (The)
1.63%, 07/27/26[a]	EUR	100	108,080
2.00%, 07/27/23[a]	EUR	100	115,060
2.63%, 08/19/20[a]	EUR	100	117,197
2.88%, 06/03/26[a]	EUR	50	60,297
HCN Canadian Holdings-1 LP
3.35%, 11/25/20	CAD	100	76,760
Honeywell International Inc.
0.65%, 02/21/20	EUR	100	110,549

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
International Business Machines Corp.
1.13%, 09/06/24	EUR	100	$112,136
Johnson & Johnson
4.75%, 11/06/19	EUR	100	122,378
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50	51,233
0.63%, 01/25/24 (Call 11/25/23)[a]	EUR	100	106,666
1.50%, 01/27/25[a]	EUR	150	168,600
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)[a]	EUR	100	109,790
Mastercard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	112,526
McDonald’s Corp.
0.17%, 10/04/24	CHF	100	99,553
5.88%, 04/23/32	GBP	25	44,328
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	100	107,619
Metropolitan Life Global Funding I
0.88%, 01/20/22[a]	EUR	150	166,828
Microsoft Corp.
2.13%, 12/06/21 (Call 09/06/21)	EUR	100	118,257
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50	51,173
Morgan Stanley
1.75%, 03/11/24	EUR	100	112,895
2.38%, 03/31/21	EUR	50	58,499
5.38%, 08/10/20	EUR	50	63,490
Mylan NV
2.25%, 11/22/24 (Call 09/22/24)[a]	EUR	100	113,126
Pfizer Inc.
6.50%, 06/03/38[a]	GBP	50	104,921
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	115,670
Priceline Group Inc. (The)
2.15%, 11/25/22 (Call 08/25/22)	EUR	100	116,281
Procter & Gamble Co. (The)
2.00%, 08/16/22[a]	EUR	100	118,298
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	112,715

Security	Principal (000s)		Value
Time Warner Cable LLC
5.75%, 06/02/31	GBP	50	$79,308
Toyota Motor Credit Corp.
1.00%, 03/09/21[a]	EUR	50	56,270
Verizon Communications Inc.
4.07%, 06/18/24	GBP	100	146,449
Wal-Mart Stores Inc.
5.63%, 03/27/34[a]	GBP	50	93,093
5.75%, 12/19/30	GBP	25	45,933
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	113,356
Wells Fargo & Co.
1.00%, 02/02/27[a]	EUR	100	104,210
2.25%, 09/03/20[a]	EUR	100	116,218
3.50%, 09/12/29[a]	GBP	100	144,324
3.87%, 05/21/25	CAD	25	19,382

			6,137,814

TOTAL CORPORATE BONDS & NOTES
(Cost: $60,145,247)			60,635,204

FOREIGN GOVERNMENT OBLIGATIONS — 76.99%

AUSTRALIA — 2.48%
Australia Government Bond
2.25%, 05/21/28[a]	AUD	230	164,762
2.75%, 10/21/19[a]	AUD	750	574,620
2.75%, 04/21/24[a]	AUD	150	114,947
2.75%, 11/21/27[a]	AUD	200	150,939
2.75%, 11/21/28[a]	AUD	400	299,930
2.75%, 06/21/35[a]	AUD	120	84,777
3.00%, 03/21/47[a]	AUD	80	53,946
3.25%, 10/21/18[a]	AUD	150	114,832
3.25%, 04/21/25[a]	AUD	550	434,774
3.25%, 04/21/29[a]	AUD	190	149,217
3.25%, 06/21/39[a]	AUD	80	59,142
3.75%, 04/21/37[a]	AUD	200	161,144
4.25%, 04/21/26[a]	AUD	1,000	850,721
4.50%, 04/21/33[a]	AUD	60	53,440
5.25%, 03/15/19[a]	AUD	700	557,935
5.50%, 04/21/23[a]	AUD	300	265,215
5.75%, 05/15/21[a]	AUD	550	471,433
5.75%, 07/15/22[a]	AUD	100	88,095

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Australian Capital Territory
2.50%, 05/21/26[a]	AUD	60	$43,307
New South Wales Treasury Corp.
3.00%, 03/20/28	AUD	40	29,840
5.00%, 08/20/24	AUD	150	130,194
6.00%, 02/01/18	AUD	50	38,597
6.00%, 05/01/20	AUD	50	41,726
6.00%, 03/01/22	AUD	300	262,637
Queensland Treasury Corp.
2.75%, 08/20/27[b]	AUD	100	72,111
3.00%, 03/22/24[b]	AUD	150	114,282
3.25%, 07/21/28[b]	AUD	200	149,775
4.00%, 06/21/19[b]	AUD	200	156,035
4.25%, 07/21/23[b]	AUD	150	122,613
4.75%, 07/21/25[b]	AUD	50	42,474
6.00%, 02/21/18[a]	AUD	50	38,663
6.00%, 07/21/22[a]	AUD	170	149,264
6.25%, 02/21/20[a]	AUD	50	41,688
South Australian Government Financing Authority
1.50%, 09/22/22[a]	AUD	100	70,919
5.00%, 05/20/21	AUD	80	66,210
Tasmanian Public Finance Corp.
4.00%, 06/11/24[a]	AUD	40	32,213
Treasury Corp. of Victoria
5.50%, 11/15/18	AUD	50	39,468
5.50%, 12/17/24	AUD	290	259,732
6.00%, 10/17/22	AUD	80	71,000
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	150	113,209
2.50%, 07/23/24	AUD	100	72,386
3.00%, 10/21/27	AUD	40	28,962
5.00%, 07/23/25[a]	AUD	50	42,663

			6,879,837
AUSTRIA — 1.09%
KAF Karntner Ausgleichszahlungs-Fonds
0.00%, 01/14/32[a]	EUR	150	139,668
Republic of Austria Government Bond
0.75%, 10/20/26[b]	EUR	150	167,101
1.20%, 10/20/25[b]	EUR	350	408,558
1.50%, 02/20/47[b]	EUR	50	54,877

Security	Principal (000s)		Value
1.50%, 11/02/86[b]	EUR	70	$66,554
1.65%, 10/21/24[b]	EUR	50	60,338
1.75%, 10/20/23[b]	EUR	100	121,280
2.40%, 05/23/34[b]	EUR	90	119,553
3.15%, 06/20/44[b]	EUR	120	183,312
3.65%, 04/20/22[b]	EUR	350	454,938
3.80%, 01/26/62[b]	EUR	35	64,407
3.90%, 07/15/20[b]	EUR	300	372,728
4.15%, 03/15/37[b]	EUR	180	301,288
4.35%, 03/15/19[b]	EUR	100	118,954
4.85%, 03/15/26[b]	EUR	250	380,087

			3,013,643
BELGIUM — 2.04%
Kingdom of Belgium Government Bond
0.80%, 06/22/25[b]	EUR	340	380,565
1.00%, 06/22/31[b]	EUR	100	107,100
1.25%, 06/22/18[a]	EUR	700	778,396
1.60%, 06/22/47[b]	EUR	75	78,548
1.90%, 06/22/38[b]	EUR	120	141,250
2.15%, 06/22/66[b]	EUR	40	44,258
2.25%, 06/22/23[a]	EUR	100	124,169
2.25%, 06/22/57[b]	EUR	60	69,600
2.60%, 06/22/24[b]	EUR	100	127,154
3.00%, 09/28/19[a]	EUR	180	212,974
3.00%, 06/22/34[b]	EUR	140	194,095
3.75%, 09/28/20[b]	EUR	300	374,281
3.75%, 06/22/45[a]	EUR	215	343,207
4.00%, 03/28/32[a]	EUR	150	228,248
4.25%, 09/28/21[b]	EUR	210	275,440
4.25%, 09/28/22[a]	EUR	500	675,303
4.25%, 03/28/41[b]	EUR	190	320,224
4.50%, 03/28/26[b]	EUR	250	367,766
5.00%, 03/28/35[b]	EUR	210	367,790
5.50%, 03/28/28	EUR	275	449,252

			5,659,620
BULGARIA — 0.04%
Bulgaria Government International Bond
3.00%, 03/21/28[a]	EUR	100	118,151

			118,151

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
CANADA — 4.36%
Canada Government International Bond
2.75%, 12/01/64	CAD	40	$34,621
Canada Housing Trust
2.00%, 12/15/19[b]	CAD	100	75,019
2.35%, 12/15/18[b]	CAD	50	37,473
2.90%, 06/15/24[b]	CAD	50	39,575
Canada Housing Trust No. 1
1.15%, 12/15/21[b]	CAD	200	144,975
1.20%, 06/15/20[b]	CAD	100	73,366
1.25%, 06/15/21[b]	CAD	400	292,325
1.50%, 12/15/21[b]	CAD	200	147,258
1.70%, 12/15/17[b]	CAD	100	73,614
1.75%, 06/15/22[b]	CAD	250	185,885
1.90%, 09/15/26[b]	CAD	160	116,611
1.95%, 06/15/19[b]	CAD	300	224,205
2.25%, 12/15/25[b]	CAD	100	75,470
Canadian Government Bond
0.50%, 03/01/22	CAD	100	71,403
0.75%, 03/01/21	CAD	800	581,713
1.00%, 06/01/27	CAD	210	145,831
1.50%, 03/01/20	CAD	1,000	746,084
1.50%, 06/01/26	CAD	30	22,051
1.75%, 03/01/19	CAD	1,740	1,296,989
2.25%, 06/01/25	CAD	220	172,106
2.50%, 06/01/24	CAD	200	158,268
2.50%, 06/01/24	CAD	100	79,340
2.75%, 12/01/48	CAD	200	165,874
3.50%, 12/01/45	CAD	370	345,131
3.75%, 06/01/19	CAD	100	77,703
4.00%, 06/01/41	CAD	435	426,585
5.00%, 06/01/37	CAD	150	161,604
5.75%, 06/01/33	CAD	150	166,886
City of Montreal Canada
3.50%, 09/01/23	CAD	60	47,702
City of Toronto Canada
2.95%, 04/28/35	CAD	50	35,438
Financement-Quebec
2.45%, 12/01/19	CAD	200	151,254
Municipal Finance Authority of British Columbia
4.88%, 06/03/19	CAD	130	102,461

Security	Principal (000s)		Value
Province of Alberta Canada
2.20%, 06/01/26	CAD	100	$72,936
2.35%, 06/01/25	CAD	50	37,250
2.55%, 12/15/22	CAD	200	152,852
2.55%, 06/01/27	CAD	150	111,547
3.30%, 12/01/46	CAD	40	30,008
3.45%, 12/01/43	CAD	25	19,198
Province of British Columbia Canada
2.55%, 06/18/27	CAD	100	75,328
2.85%, 06/18/25	CAD	50	38,966
3.20%, 06/18/44	CAD	50	37,910
3.25%, 12/18/21	CAD	150	118,571
4.95%, 06/18/40	CAD	100	97,208
5.00%, 06/18/31	CAD	120	112,270
6.35%, 06/18/31	CAD	40	42,147
Province of Manitoba Canada
1.15%, 11/21/19	CAD	150	109,865
2.45%, 06/02/25	CAD	50	37,494
2.60%, 06/02/27	CAD	200	149,170
2.85%, 09/05/46	CAD	40	27,367
4.15%, 06/03/20	CAD	50	39,794
4.60%, 03/05/38	CAD	70	62,729
Province of New Brunswick Canada
2.85%, 06/02/23	CAD	50	38,723
3.55%, 06/03/43	CAD	10	7,631
4.50%, 06/02/20	CAD	40	32,118
4.55%, 03/26/37	CAD	60	52,516
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	99,678
3.70%, 10/17/48	CAD	20	15,435
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	110	78,535
3.50%, 06/02/62	CAD	30	23,665
4.40%, 06/01/42	CAD	20	17,658
Province of Ontario Canada
1.35%, 03/08/22	CAD	400	289,973
1.95%, 01/27/23	CAD	150	111,093
2.40%, 06/02/26	CAD	200	148,866
2.60%, 06/02/25	CAD	250	190,189
2.60%, 06/02/27	CAD	250	187,786
2.80%, 06/02/48	CAD	260	181,306
2.85%, 06/02/23	CAD	50	38,832
2.90%, 12/02/46	CAD	50	35,433

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
3.00%, 09/28/20	EUR	50	$60,302
3.45%, 06/02/45	CAD	190	149,087
3.50%, 06/02/24	CAD	50	40,365
3.50%, 06/02/43	CAD	290	228,770
4.00%, 06/02/21	CAD	200	161,251
4.20%, 06/02/20	CAD	50	39,852
4.60%, 06/02/39	CAD	130	119,225
4.70%, 06/02/37	CAD	150	138,041
5.60%, 06/02/35	CAD	100	100,668
5.85%, 03/08/33	CAD	60	60,839
6.20%, 06/02/31	CAD	80	82,646
6.50%, 03/08/29	CAD	50	51,400
Province of Quebec Canada
0.88%, 01/15/25[a]	EUR	100	111,265
2.50%, 09/01/26	CAD	100	75,035
2.75%, 09/01/25	CAD	250	192,410
3.00%, 09/01/23	CAD	50	39,211
3.50%, 12/01/45	CAD	150	118,698
3.50%, 12/01/48	CAD	80	63,982
3.75%, 09/01/24	CAD	100	82,144
4.25%, 12/01/21	CAD	200	164,191
4.25%, 12/01/43	CAD	160	142,145
4.50%, 12/01/20	CAD	50	40,636
5.00%, 12/01/38	CAD	40	38,449
5.00%, 12/01/41	CAD	100	97,702
5.75%, 12/01/36	CAD	50	51,584
6.25%, 06/01/32	CAD	110	115,005
Province of Saskatchewan Canada
2.75%, 12/02/46	CAD	10	6,757
3.20%, 06/03/24	CAD	20	15,862
4.75%, 06/01/40	CAD	100	92,837
Regional Municipality of York
2.60%, 12/15/25	CAD	50	37,377

			12,114,603
CHILE — 0.04%
Chile Government International Bond
1.75%, 01/20/26[a]	EUR	100	115,875

			115,875
CHINA — 0.04%
Export-Import Bank of China (The)
0.25%, 03/14/20[a]	EUR	100	108,913

			108,913

Security	Principal (000s)		Value
CZECH REPUBLIC — 0.20%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	500	$20,450
0.95%, 05/15/30[a]	CZK	1,500	58,673
1.50%, 10/29/19[a]	CZK	3,000	126,109
2.50%, 08/25/28[a]	CZK	2,000	93,324
3.63%, 04/14/21[a]	EUR	50	62,393
3.75%, 09/12/20[a]	CZK	750	33,962
3.85%, 09/29/21[a]	CZK	600	28,484
4.70%, 09/12/22[a]	CZK	2,000	100,449
5.70%, 05/25/24[a]	CZK	750	41,528

			565,372
DENMARK — 0.56%
Denmark Government Bond
0.25%, 11/15/18	DKK	1,200	177,897
0.50%, 11/15/27	DKK	700	101,317
1.50%, 11/15/23	DKK	650	104,489
1.75%, 11/15/25	DKK	700	115,129
3.00%, 11/15/21	DKK	1,600	269,274
4.00%, 11/15/19	DKK	1,750	285,402
4.50%, 11/15/39	DKK	1,550	383,807
7.00%, 11/10/24	DKK	500	111,270

			1,548,585
FINLAND — 0.51%
Finland Government Bond
0.00%, 04/15/22[b]	EUR	200	220,022
0.38%, 09/15/20[b]	EUR	300	335,811
0.50%, 04/15/26[b]	EUR	100	109,749
1.38%, 04/15/47[b]	EUR	50	55,695
1.50%, 04/15/23[b]	EUR	200	238,090
1.63%, 09/15/22[b]	EUR	50	59,647
2.63%, 07/04/42[b]	EUR	80	115,476
2.75%, 07/04/28[b]	EUR	165	221,257
3.38%, 04/15/20[b]	EUR	50	60,772

			1,416,519
FRANCE — 10.16%
Agence Francaise de Developpement
0.50%, 10/25/22[a]	EUR	200	221,909
3.63%, 04/21/20[a]	EUR	50	60,821
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100	110,071
0.75%, 10/25/21[a]	EUR	100	112,863

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
0.75%, 11/25/24[a]	EUR	100	$110,308
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20[a]	EUR	200	220,349
0.13%, 11/25/22[a]	EUR	100	109,188
1.13%, 05/25/19[a]	EUR	100	112,263
1.38%, 11/25/24[a]	EUR	50	58,233
2.50%, 10/25/22	EUR	50	61,688
4.00%, 12/15/25[a]	EUR	300	418,901
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24	CHF	150	174,268
4.00%, 04/25/18	EUR	100	113,571
4.00%, 06/17/22	EUR	150	196,169
Caisse des Depots et Consignations
0.20%, 03/01/22[a]	EUR	100	110,443
4.13%, 02/20/19	EUR	50	58,901
Caisse Francaise de Financement Local
0.75%, 01/11/27[a]	EUR	100	107,968
5.38%, 07/08/24	EUR	100	146,864
Caisse Francaise de Financement Local SADIR
0.20%, 04/27/23[a]	EUR	100	108,379
French Republic Government Bond OAT
0.00%, 02/25/19[a]	EUR	300	329,854
0.00%, 02/25/20[a]	EUR	2,000	2,206,260
0.00%, 05/25/22[a]	EUR	500	547,143
0.25%, 11/25/26[a]	EUR	540	559,786
0.50%, 11/25/19[a]	EUR	1,100	1,229,164
0.50%, 05/25/25[a]	EUR	500	544,643
1.00%, 05/25/18[a]	EUR	500	553,279
1.00%, 05/25/19[a]	EUR	2,000	2,247,039
1.00%, 11/25/25[a]	EUR	800	901,564
1.25%, 05/25/36[b]	EUR	350	365,094
1.50%, 05/25/31[a]	EUR	670	758,229
1.75%, 05/25/23[a]	EUR	800	958,976
1.75%, 11/25/24[a]	EUR	150	180,167
1.75%, 05/25/66[b]	EUR	85	83,943
2.25%, 10/25/22[a]	EUR	550	673,818
2.25%, 05/25/24[a]	EUR	500	620,048

Security	Principal (000s)		Value
2.50%, 10/25/20[a]	EUR	1,300	$1,559,831
2.50%, 05/25/30[a]	EUR	550	700,334
3.25%, 10/25/21[a]	EUR	700	882,091
3.25%, 05/25/45[a]	EUR	270	387,220
3.50%, 04/25/20[a]	EUR	800	974,905
3.50%, 04/25/26[a]	EUR	1,050	1,430,532
3.75%, 10/25/19[a]	EUR	600	723,172
3.75%, 04/25/21[a]	EUR	130	164,625
4.00%, 10/25/38[a]	EUR	500	790,201
4.00%, 04/25/55[a]	EUR	360	606,774
4.00%, 04/25/60[a]	EUR	140	240,092
4.25%, 10/25/18[a]	EUR	150	174,964
4.25%, 04/25/19[a]	EUR	400	477,308
4.50%, 04/25/41[a]	EUR	430	733,698
4.75%, 04/25/35[a]	EUR	300	502,309
5.50%, 04/25/29[a]	EUR	450	741,010
5.75%, 10/25/32[a]	EUR	600	1,070,293
6.00%, 10/25/25[a]	EUR	150	238,038
UNEDIC
0.30%, 11/04/21[a]	EUR	100	110,917
0.63%, 02/17/25[a]	EUR	100	109,834
0.63%, 03/03/26[a]	EUR	100	108,433
1.50%, 04/20/32[a]	EUR	100	110,970

			28,209,715
GERMANY — 7.83%
Bundesobligation
0.00%, 04/17/20[a]	EUR	150	166,678
0.25%, 10/11/19[a]	EUR	500	557,412
0.25%, 10/16/20[a]	EUR	400	448,634
0.50%, 04/12/19[a]	EUR	500	557,927
1.00%, 10/12/18[a]	EUR	150	167,563
1.00%, 02/22/19[a]	EUR	600	674,474
Bundesrepublik Deutschland
0.00%, 08/15/26[a]	EUR	100	106,445
0.25%, 02/15/27[a]	EUR	500	540,707
0.50%, 02/15/26[a]	EUR	620	695,937
1.00%, 08/15/24[a]	EUR	450	528,583
1.00%, 08/15/25[a]	EUR	150	175,888
1.50%, 09/04/22[a]	EUR	500	598,694
1.50%, 02/15/23[a]	EUR	500	600,782
1.50%, 05/15/24[a]	EUR	200	242,530
1.75%, 07/04/22[a]	EUR	210	253,965
1.75%, 02/15/24[a]	EUR	350	430,508

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
2.00%, 01/04/22[a]	EUR	1,360	$1,652,987
2.25%, 09/04/20[a]	EUR	1,000	1,194,676
2.25%, 09/04/21[a]	EUR	100	122,059
2.50%, 01/04/21[a]	EUR	550	667,703
2.50%, 07/04/44[a]	EUR	460	669,811
2.50%, 08/15/46[a]	EUR	170	249,911
3.25%, 07/04/21[a]	EUR	500	631,493
3.25%, 07/04/42[a]	EUR	250	407,912
3.50%, 07/04/19[a]	EUR	400	476,132
4.00%, 01/04/37[a]	EUR	500	858,896
4.75%, 07/04/28[a]	EUR	300	482,131
4.75%, 07/04/34[a]	EUR	335	603,606
4.75%, 07/04/40[a]	EUR	150	293,907
5.50%, 01/04/31[a]	EUR	490	882,691
6.25%, 01/04/30[a]	EUR	125	232,986
Bundesschatzanweisungen
0.00%, 06/15/18[a]	EUR	2,000	2,197,065
Erste Abwicklungsanstalt
0.00%, 12/07/18[a]	EUR	100	109,546
FMS Wertmanagement AoeR
0.00%, 10/20/20[a]	EUR	200	219,848
0.13%, 04/16/20[a]	EUR	100	110,347
1.25%, 03/08/19[a]	GBP	100	131,320
1.88%, 05/09/19[a]	EUR	100	114,031
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	175	193,676
0.25%, 03/18/24	EUR	100	108,783
HSH Finanzfonds AoeR
0.13%, 09/20/24	EUR	100	106,265
Land Hessen
0.38%, 07/04/22[a]	EUR	50	55,507
Land Niedersachsen
0.40%, 07/10/20	EUR	50	55,561
Land Thueringen
0.20%, 10/26/26[a]	EUR	60	63,072
0.50%, 03/02/27[a]	EUR	100	107,646
State of Baden-Wurttemberg
0.63%, 01/27/26[a]	EUR	100	110,169
State of Berlin
0.63%, 03/20/26[a]	EUR	100	109,864
0.75%, 11/11/22[a]	EUR	50	56,530
1.50%, 08/28/20[a]	EUR	150	172,860
3.13%, 08/17/21[a]	EUR	30	37,212

Security	Principal (000s)		Value
State of Bremen
0.50%, 10/07/22[a]	EUR	100	$111,411
State of Hesse
0.00%, 09/15/21[a]	EUR	200	218,273
1.75%, 01/20/23[a]	EUR	50	59,597
State of Lower Saxony
0.00%, 08/02/24[a]	EUR	100	106,533
State of North Rhine-Westphalia
0.00%, 02/16/21[a]	EUR	150	164,430
0.20%, 02/16/24[a]	EUR	160	173,730
0.75%, 08/16/41[a]	EUR	50	45,633
1.63%, 10/24/30[a]	EUR	50	58,082
1.75%, 05/17/19[a]	EUR	200	227,281
State of North Rhine-Westphalia Germany
0.50%, 02/16/27[a]	EUR	100	107,655
0.88%, 12/04/17[a]	EUR	50	54,882
1.88%, 09/15/22[a]	EUR	50	59,813
State of Rhineland-Palatinate
0.75%, 01/19/26[a]	EUR	100	111,322

			21,731,572
HUNGARY — 0.11%
Hungary Government Bond
5.50%, 06/24/25	HUF	75,000	306,517

			306,517
INDONESIA — 0.04%
Indonesia Government International Bond
3.75%, 06/14/28[a]	EUR	100	116,779

			116,779
IRELAND — 0.60%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	130	143,360
1.70%, 05/15/37[a]	EUR	70	75,584
2.00%, 02/18/45[a]	EUR	50	54,892
2.40%, 05/15/30[a]	EUR	200	246,189
3.40%, 03/18/24[a]	EUR	110	143,990
3.90%, 03/20/23[a]	EUR	150	199,006
4.40%, 06/18/19	EUR	300	360,466
5.00%, 10/18/20	EUR	225	290,092
5.40%, 03/13/25	EUR	110	163,402

			1,676,981

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
ISRAEL — 0.19%
Israel Government Bond — Fixed
3.75%, 03/31/24	ILS	450	$141,529
4.00%, 01/31/18	ILS	100	28,439
5.00%, 01/31/20	ILS	100	31,006
5.50%, 01/31/22	ILS	100	33,310
5.50%, 01/31/42	ILS	350	132,231
6.00%, 02/28/19	ILS	100	30,503
6.25%, 10/30/26	ILS	350	131,538

			528,556
ITALY — 7.82%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	300	325,015
0.10%, 04/15/19	EUR	860	938,182
0.25%, 05/15/18	EUR	1,250	1,367,960
0.35%, 11/01/21	EUR	170	181,513
0.45%, 06/01/21	EUR	1,300	1,405,839
0.65%, 11/01/20	EUR	250	274,388
0.65%, 10/15/23	EUR	170	176,008
0.70%, 05/01/20	EUR	200	219,976
0.95%, 03/15/23	EUR	750	801,918
1.05%, 12/01/19	EUR	400	444,335
1.25%, 12/01/26	EUR	230	232,159
1.35%, 04/15/22	EUR	400	442,608
1.50%, 06/01/25	EUR	300	317,348
1.60%, 06/01/26	EUR	400	418,704
1.65%, 03/01/32[b]	EUR	350	340,190
2.00%, 12/01/25	EUR	300	326,902
2.15%, 12/15/21	EUR	150	172,854
2.20%, 06/01/27	EUR	250	270,772
2.25%, 09/01/36[b]	EUR	120	118,986
2.45%, 09/01/33[b]	EUR	300	314,552
2.50%, 05/01/19	EUR	210	239,663
2.50%, 12/01/24	EUR	300	342,423
2.70%, 03/01/47[b]	EUR	150	144,346
2.80%, 03/01/67[b]	EUR	110	99,545
3.25%, 09/01/46[b]	EUR	175	188,556
3.50%, 12/01/18	EUR	150	172,424
3.50%, 03/01/30[b]	EUR	470	566,418
3.75%, 03/01/21	EUR	350	427,625
3.75%, 08/01/21[a]	EUR	350	429,225
3.75%, 09/01/24	EUR	400	494,591
4.00%, 09/01/20	EUR	80	97,373

Security	Principal (000s)		Value
4.00%, 02/01/37[a]	EUR	430	$538,767
4.25%, 02/01/19[a]	EUR	400	467,690
4.25%, 09/01/19	EUR	200	238,213
4.25%, 03/01/20	EUR	500	604,593
4.50%, 08/01/18	EUR	500	576,067
4.50%, 02/01/20[a]	EUR	500	606,981
4.50%, 05/01/23	EUR	280	359,641
4.50%, 03/01/26[a]	EUR	100	130,360
4.75%, 09/01/21	EUR	250	318,186
4.75%, 08/01/23[b]	EUR	100	130,752
4.75%, 09/01/28[b]	EUR	530	709,095
4.75%, 09/01/44[b]	EUR	200	272,582
5.00%, 03/01/25[b]	EUR	350	468,598
5.00%, 08/01/34[a]	EUR	250	350,716
5.00%, 08/01/39[a]	EUR	110	155,120
5.00%, 09/01/40[a]	EUR	520	726,787
5.25%, 11/01/29	EUR	100	141,078
5.50%, 09/01/22	EUR	100	133,520
5.50%, 11/01/22	EUR	500	668,704
5.75%, 02/01/33	EUR	240	361,007
6.00%, 05/01/31	EUR	400	608,674
6.50%, 11/01/27	EUR	400	605,548
9.00%, 11/01/23	EUR	160	254,987

			21,720,064
JAPAN — 13.01%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	60,000	541,620
0.10%, 09/20/19	JPY	35,000	316,130
0.10%, 12/20/19	JPY	50,000	451,951
0.10%, 03/20/20	JPY	25,000	226,148
0.10%, 06/20/20	JPY	80,000	723,883
0.10%, 09/20/20	JPY	5,000	45,271
0.10%, 12/20/20	JPY	50,000	453,037
0.10%, 03/20/21	JPY	100,000	906,576
0.20%, 09/20/18	JPY	10,000	90,210
0.20%, 12/20/18	JPY	100,000	903,131
0.20%, 03/20/19	JPY	28,000	253,138
0.20%, 06/20/19	JPY	20,000	180,924
0.20%, 09/20/19	JPY	50,000	452,732
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	13,000	97,110

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.40%, 03/20/55	JPY	7,500	$78,061
1.70%, 03/20/54	JPY	10,000	112,536
1.90%, 03/20/53	JPY	9,000	106,113
2.00%, 03/20/52	JPY	5,000	60,170
2.20%, 03/20/49	JPY	5,000	62,145
2.20%, 03/20/50	JPY	3,750	46,838
2.20%, 03/20/51	JPY	9,000	112,848
Japan Government Ten Year Bond
0.10%, 03/20/27	JPY	45,000	406,986
0.30%, 12/20/24	JPY	28,000	258,450
0.30%, 12/20/25	JPY	50,000	461,501
0.40%, 03/20/25	JPY	25,000	232,506
0.40%, 06/20/25	JPY	35,000	325,562
0.40%, 09/20/25	JPY	7,500	69,799
0.50%, 09/20/24	JPY	70,000	655,483
0.60%, 03/20/23	JPY	70,000	655,125
0.60%, 09/20/23	JPY	35,000	328,574
0.60%, 12/20/23	JPY	40,000	376,069
0.60%, 03/20/24	JPY	127,000	1,195,500
0.60%, 06/20/24	JPY	20,000	188,503
0.70%, 12/20/22	JPY	50,000	469,687
0.80%, 09/20/22	JPY	70,000	659,898
0.80%, 12/20/22	JPY	70,000	661,204
0.80%, 06/20/23	JPY	90,000	853,365
0.80%, 09/20/23	JPY	90,000	855,295
0.90%, 03/20/22	JPY	80,000	754,700
0.90%, 06/20/22	JPY	20,000	189,089
1.00%, 09/20/20	JPY	60,000	559,700
1.00%, 09/20/21	JPY	20,000	188,571
1.00%, 12/20/21	JPY	25,000	236,324
1.00%, 03/20/22	JPY	20,000	189,558
1.20%, 12/20/20	JPY	25,000	235,494
1.20%, 06/20/21	JPY	20,000	189,570
1.30%, 12/20/19	JPY	20,000	186,477
1.40%, 09/20/19	JPY	50,000	465,645
1.40%, 03/20/20	JPY	130,000	1,219,507
1.50%, 09/20/18	JPY	20,000	183,657
1.50%, 06/20/19	JPY	32,000	297,476
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	23,000	180,713
0.50%, 09/20/46	JPY	29,000	241,236

Security	Principal (000s)		Value
0.80%, 03/20/47	JPY	14,000	$125,922
1.40%, 12/20/45	JPY	25,000	260,590
1.50%, 12/20/44	JPY	12,500	133,273
1.50%, 03/20/45	JPY	7,000	74,617
1.70%, 06/20/44	JPY	10,000	110,766
1.70%, 09/20/44	JPY	7,000	77,688
1.80%, 03/20/43	JPY	30,000	338,429
1.90%, 06/20/43	JPY	10,000	114,882
2.00%, 09/20/40	JPY	20,000	231,205
2.00%, 09/20/41	JPY	14,000	162,712
2.00%, 03/20/42	JPY	12,250	142,701
2.20%, 09/20/39	JPY	15,000	178,100
2.20%, 03/20/41	JPY	10,000	119,836
2.30%, 06/20/35	JPY	15,000	177,184
2.30%, 03/20/39	JPY	19,500	234,574
2.30%, 03/20/40	JPY	10,000	121,044
2.40%, 09/20/38	JPY	12,000	146,059
2.50%, 09/20/37	JPY	49,000	600,519
2.50%, 03/20/38	JPY	5,000	61,499
Japan Government Twenty Year Bond
0.50%, 09/20/36	JPY	34,000	302,651
0.70%, 03/20/37	JPY	10,000	91,855
1.00%, 12/20/35	JPY	25,000	244,214
1.20%, 12/20/34	JPY	10,000	101,195
1.20%, 03/20/35	JPY	17,000	171,800
1.20%, 09/20/35	JPY	5,000	50,454
1.30%, 06/20/35	JPY	22,500	230,640
1.40%, 09/20/34	JPY	10,000	104,203
1.50%, 03/20/34	JPY	25,000	264,320
1.50%, 06/20/34	JPY	10,000	105,697
1.60%, 03/20/33	JPY	10,000	107,205
1.60%, 12/20/33	JPY	15,000	160,721
1.70%, 12/20/31	JPY	10,000	108,208
1.70%, 03/20/32	JPY	24,000	259,896
1.70%, 06/20/32	JPY	12,000	130,085
1.70%, 09/20/32	JPY	11,000	119,291
1.70%, 12/20/32	JPY	25,000	271,275
1.70%, 06/20/33	JPY	10,000	108,598
1.70%, 09/20/33	JPY	22,000	239,010
1.80%, 06/20/31	JPY	11,000	120,145
1.80%, 09/20/31	JPY	12,500	136,666
1.80%, 12/20/31	JPY	10,000	109,490

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.90%, 12/20/28	JPY	10,000	$108,364
1.90%, 09/20/30	JPY	45,000	494,104
2.00%, 06/20/30	JPY	20,000	221,590
Series 49
2.10%, 03/22/21	JPY	36,000	351,590
2.10%, 12/20/26	JPY	107,000	1,153,166
2.10%, 03/20/27	JPY	50,000	540,693
2.10%, 09/20/27	JPY	30,000	326,488
2.10%, 12/20/27	JPY	10,000	109,228
2.10%, 06/20/29	JPY	40,000	444,159
2.10%, 09/20/29	JPY	25,000	278,081
2.10%, 03/20/30	JPY	10,000	111,713
2.10%, 12/20/30	JPY	36,000	404,972
2.20%, 09/21/20	JPY	30,000	290,761
2.20%, 03/20/28	JPY	5,000	55,241
2.20%, 12/20/29	JPY	18,000	202,815
2.20%, 03/20/30	JPY	15,000	169,267
2.30%, 06/20/27	JPY	25,000	275,778
2.40%, 03/20/20	JPY	30,000	289,240
Japan Government Two Year Bond
0.10%, 07/15/18	JPY	260,000	2,340,886
0.10%, 03/15/19	JPY	90,000	812,002

			36,121,153
LUXEMBOURG — 0.09%
Luxembourg Government Bond
0.63%, 02/01/27[a]	EUR	70	76,692
2.13%, 07/10/23[a]	EUR	100	122,912
2.25%, 03/19/28[a]	EUR	50	63,671

			263,275
MALAYSIA — 0.55%
Malaysia Government Bond
3.48%, 03/15/23	MYR	1,000	225,266
3.58%, 09/28/18	MYR	200	46,292
3.66%, 10/15/20	MYR	600	138,070
3.89%, 07/31/20	MYR	1,000	232,319
3.90%, 11/30/26	MYR	1,900	431,993
4.25%, 05/31/35	MYR	300	66,744
4.38%, 11/29/19	MYR	600	141,362
4.50%, 04/15/30	MYR	850	197,145
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150	34,088

			1,513,279

Security	Principal (000s)		Value
MEXICO — 0.75%
Mexican Bonos
4.75%, 06/14/18	MXN	1,000	$51,620
5.75%, 03/05/26	MXN	2,000	95,728
6.50%, 06/10/21	MXN	4,500	232,460
6.50%, 06/09/22	MXN	3,000	154,123
7.50%, 06/03/27	MXN	2,000	107,410
7.75%, 05/29/31	MXN	3,000	162,266
7.75%, 11/13/42	MXN	2,000	107,036
8.00%, 06/11/20	MXN	6,000	324,712
8.50%, 12/13/18	MXN	5,000	270,093
8.50%, 11/18/38	MXN	3,500	201,868
10.00%, 12/05/24	MXN	4,500	276,738
Mexico Government International Bond
3.00%, 03/06/45	EUR	100	98,114

			2,082,168
NETHERLANDS — 1.57%
Netherlands Government Bond
0.00%, 01/15/22[b]	EUR	300	331,647
0.25%, 01/15/20	EUR	600	669,392
0.50%, 07/15/26[b]	EUR	500	550,133
1.25%, 01/15/19[b]	EUR	50	56,259
1.75%, 07/15/23[b]	EUR	240	291,641
2.00%, 07/15/24[b]	EUR	400	496,630
2.25%, 07/15/22[b]	EUR	100	123,371
2.50%, 01/15/33[b]	EUR	210	286,294
2.75%, 01/15/47[b]	EUR	160	243,315
3.25%, 07/15/21[b]	EUR	270	340,215
3.50%, 07/15/20[b]	EUR	100	123,273
3.75%, 01/15/42[b]	EUR	210	362,898
4.00%, 07/15/18[b]	EUR	150	172,525
4.00%, 01/15/37[b]	EUR	185	314,353

			4,361,946
NEW ZEALAND — 0.29%
New Zealand Government Bond
2.75%, 04/15/25[a]	NZD	100	67,496
3.00%, 04/15/20	NZD	300	207,384
3.50%, 04/14/33[a]	NZD	70	49,092
4.50%, 04/15/27[a]	NZD	100	77,051
5.00%, 03/15/19[a]	NZD	200	144,559
5.50%, 04/15/23[a]	NZD	100	79,034

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
6.00%, 05/15/21[a]	NZD	220	$171,544

			796,160
NORWAY — 0.30%
Kommunalbanken AS
4.25%, 07/16/25	AUD	150	120,306
Norway Government Bond
1.50%, 02/19/26[b]	NOK	650	75,675
1.75%, 03/13/25[b]	NOK	550	65,641
1.75%, 02/17/27[b]	NOK	500	58,997
2.00%, 05/24/23[b]	NOK	1,000	121,876
3.00%, 03/14/24[b]	NOK	250	32,354
3.75%, 05/25/21[b]	NOK	1,700	220,336
4.50%, 05/22/19[b]	NOK	1,200	151,033

			846,218
PERU — 0.04%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	120,470

			120,470
POLAND — 0.65%
Republic of Poland Government International Bond
0.88%, 10/14/21[a]	EUR	270	301,900
0.88%, 05/10/27[a]	EUR	100	104,539
1.50%, 09/09/25[a]	EUR	100	113,109
1.50%, 01/19/26[a]	EUR	170	192,513
1.63%, 01/15/19[a]	EUR	300	336,278
2.38%, 01/18/36[a]	EUR	50	56,948
3.00%, 01/15/24[a]	EUR	50	61,892
4.00%, 03/23/21	EUR	200	250,685
5.25%, 01/20/25	EUR	100	142,062
5.63%, 06/20/18	EUR	200	232,482

			1,792,408
ROMANIA — 0.07%
Romanian Government International Bond
2.75%, 10/29/25[a]	EUR	60	68,931
2.88%, 05/26/28[a]	EUR	50	56,012
3.63%, 04/24/24[a]	EUR	50	61,391

			186,334
RUSSIA — 0.26%
Russian Federal Bond – OFZ
6.70%, 05/15/19	RUB	10,000	171,266

Security	Principal (000s)		Value
7.00%, 08/16/23	RUB	2,000	$33,985
7.05%, 01/19/28	RUB	11,455	193,376
7.50%, 03/15/18	RUB	3,000	52,375
7.60%, 04/14/21	RUB	15,000	262,663

			713,665
SINGAPORE — 0.38%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	106,149
2.25%, 06/01/21	SGD	180	132,325
2.50%, 06/01/19	SGD	250	183,594
2.75%, 04/01/42	SGD	100	76,161
2.75%, 03/01/46	SGD	40	30,508
2.88%, 09/01/30	SGD	150	114,431
3.00%, 09/01/24	SGD	250	191,565
3.25%, 09/01/20	SGD	100	75,860
3.38%, 09/01/33	SGD	50	40,728
3.50%, 03/01/27	SGD	130	104,258

			1,055,579
SLOVAKIA — 0.15%
Slovakia Government Bond
1.38%, 01/21/27[a]	EUR	100	111,890
1.88%, 03/09/37[a]	EUR	40	43,776
3.00%, 02/28/23[a]	EUR	150	192,512
4.35%, 10/14/25[a]	EUR	50	72,615

			420,793
SLOVENIA — 0.10%
Slovenia Government Bond
1.75%, 11/03/40[a]	EUR	30	29,772
2.13%, 07/28/25[a]	EUR	100	119,920
2.25%, 03/03/32[a]	EUR	60	70,150
3.00%, 04/08/21[a]	EUR	50	61,026

			280,868
SOUTH AFRICA — 0.44%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	3,000	161,846
6.50%, 02/28/41	ZAR	750	39,977
6.75%, 03/31/21	ZAR	1,000	72,364
7.00%, 02/28/31	ZAR	1,000	62,251
7.75%, 02/28/23	ZAR	2,100	154,318
8.00%, 12/21/18	ZAR	500	37,658
8.25%, 03/31/32	ZAR	1,500	102,751

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
8.75%, 01/31/44	ZAR	1,200	$81,882
8.75%, 02/28/48	ZAR	2,000	135,951
10.50%, 12/21/26	ZAR	4,450	371,113

			1,220,111
SOUTH KOREA — 2.76%
Korea Treasury Bond
1.50%, 09/10/36	KRW	150,000	114,716
1.63%, 06/10/18	KRW	500,000	440,026
1.75%, 12/10/18	KRW	1,000,000	881,353
1.88%, 03/10/22	KRW	230,000	202,175
1.88%, 06/10/26	KRW	300,000	256,830
2.00%, 03/10/20	KRW	400,000	354,394
2.00%, 09/10/20	KRW	200,000	177,183
2.00%, 03/10/21	KRW	270,000	239,039
2.00%, 03/10/46	KRW	120,000	97,643
2.13%, 03/10/47	KRW	50,000	41,645
2.25%, 06/10/25	KRW	300,000	265,061
2.25%, 12/10/25	KRW	330,000	291,384
2.63%, 09/10/35	KRW	100,000	91,823
2.75%, 09/10/19	KRW	80,000	72,063
2.75%, 12/10/44	KRW	360,000	342,504
3.00%, 03/10/23	KRW	250,000	231,884
3.00%, 09/10/24	KRW	120,000	111,704
3.00%, 12/10/42	KRW	160,000	158,459
3.13%, 03/10/19	KRW	600,000	541,925
3.38%, 09/10/23	KRW	130,000	123,378
3.50%, 03/10/24	KRW	225,000	215,476
3.75%, 12/10/33	KRW	450,000	473,194
4.00%, 12/10/31	KRW	200,000	212,674
4.25%, 06/10/21	KRW	900,000	866,357
4.75%, 12/10/30	KRW	160,000	181,460
5.00%, 06/10/20	KRW	150,000	144,922
5.25%, 03/10/27	KRW	100,000	111,440
5.50%, 03/10/28	KRW	200,000	230,844
5.50%, 12/10/29	KRW	150,000	178,264

			7,649,820
SPAIN — 4.55%
Autonomous Community of Madrid Spain
0.75%, 04/30/22[a]	EUR	100	109,393
1.00%, 09/30/24[a]	EUR	50	52,943
1.19%, 05/08/22[a]	EUR	70	78,211
1.83%, 04/30/25[a]	EUR	50	55,558

Security	Principal (000s)		Value
FADE – Fondo de Amortizacion del Deficit Electrico
0.85%, 09/17/19[a]	EUR	100	$111,286
Instituto de Credito Oficial
0.50%, 12/15/17[a]	EUR	200	218,753
4.38%, 05/20/19[a]	EUR	50	59,474
Spain Government Bond
0.25%, 04/30/18	EUR	250	273,705
0.25%, 01/31/19	EUR	1,000	1,098,060
0.75%, 07/30/21	EUR	210	234,216
1.15%, 07/30/20	EUR	400	452,719
1.30%, 10/31/26[b]	EUR	400	426,926
1.40%, 01/31/20	EUR	400	454,299
1.50%, 04/30/27[b]	EUR	150	161,276
1.60%, 04/30/25[b]	EUR	300	334,685
1.95%, 04/30/26[b]	EUR	400	452,695
1.95%, 07/30/30[b]	EUR	450	483,696
2.15%, 10/31/25[b]	EUR	350	403,494
2.75%, 10/31/24[b]	EUR	240	290,776
2.90%, 10/31/46[b]	EUR	260	280,197
3.45%, 07/30/66[b]	EUR	50	56,255
3.75%, 10/31/18	EUR	400	462,439
3.80%, 04/30/24[b]	EUR	500	646,862
4.00%, 04/30/20[b]	EUR	200	244,412
4.20%, 01/31/37[b]	EUR	240	327,759
4.40%, 10/31/23[b]	EUR	130	173,327
4.60%, 07/30/19[b]	EUR	60	72,398
4.65%, 07/30/25[b]	EUR	100	136,886
4.70%, 07/30/41[b]	EUR	250	366,426
4.80%, 01/31/24[b]	EUR	150	204,655
4.85%, 10/31/20[b]	EUR	850	1,082,619
4.90%, 07/30/40[b]	EUR	400	598,285
5.15%, 10/31/28[b]	EUR	450	658,130
5.40%, 01/31/23[b]	EUR	450	621,763
5.50%, 04/30/21[b]	EUR	300	397,289
5.75%, 07/30/32	EUR	250	398,197
6.00%, 01/31/29	EUR	100	156,358

			12,636,422
SUPRANATIONAL — 3.10%
African Development Bank
0.13%, 10/07/26	EUR	50	51,493
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50	37,820

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Council of Europe Development Bank
0.13%, 04/10/24[a]	EUR	150	$162,104
0.75%, 06/09/25[a]	EUR	50	55,963
European Financial Stability Facility
0.10%, 01/19/21[a]	EUR	200	220,224
0.38%, 10/11/24[a]	EUR	350	381,421
0.50%, 01/20/23[a]	EUR	100	111,657
0.75%, 05/03/27[a]	EUR	190	207,444
0.88%, 04/16/18[a]	EUR	250	275,770
1.25%, 01/22/19[a]	EUR	250	280,338
1.38%, 05/31/47[a]	EUR	120	120,703
1.50%, 01/22/20[a]	EUR	100	114,437
1.75%, 06/27/24[a]	EUR	100	119,913
2.13%, 02/19/24[a]	EUR	50	61,361
2.35%, 07/29/44[a]	EUR	50	63,168
2.75%, 12/03/29[a]	EUR	80	105,520
3.00%, 09/04/34[a]	EUR	50	69,502
3.38%, 07/05/21[a]	EUR	50	62,549
3.38%, 04/03/37[a]	EUR	80	118,677
European Investment Bank
0.00%, 10/16/23	EUR	200	216,082
0.00%, 03/15/24	EUR	250	268,870
0.00%, 03/13/26	EUR	60	62,423
0.13%, 04/15/25	EUR	50	53,628
0.25%, 10/14/24[a]	EUR	130	142,031
0.38%, 04/14/26[a]	EUR	350	377,118
0.63%, 01/17/20[a]	GBP	200	259,803
1.00%, 07/13/18	EUR	200	221,839
1.00%, 09/21/26[a]	GBP	40	50,040
1.00%, 04/14/32[a]	EUR	90	96,912
1.13%, 02/18/20	CAD	50	36,528
1.13%, 09/07/21[a]	GBP	70	92,146
1.13%, 09/15/36[a]	EUR	100	105,940
Series 2000
1.50%, 07/15/20	EUR	100	115,523
1.75%, 09/15/45[a]	EUR	60	68,688
2.13%, 02/04/19[a]	CAD	180	134,041
2.25%, 03/07/20[a]	GBP	50	67,880
2.25%, 10/14/22[a]	EUR	200	245,345
2.75%, 09/15/21	EUR	300	369,252
3.50%, 04/15/27[a]	EUR	50	70,140
4.00%, 04/15/30	EUR	100	150,707
4.00%, 10/15/37	EUR	150	246,337

Security	Principal (000s)		Value
4.25%, 04/15/19	EUR	50	$59,534
4.63%, 04/15/20	EUR	50	62,598
5.00%, 04/15/39	GBP	40	79,294
5.63%, 06/07/32	GBP	100	194,676
6.00%, 08/06/20	AUD	50	41,673
6.50%, 08/07/19	AUD	100	81,896
European Stability Mechanism
0.00%, 10/18/22[a]	EUR	100	109,145
0.50%, 03/02/26[a]	EUR	50	54,688
Series 43
0.88%, 10/15/19[a]	EUR	20	22,504
0.88%, 07/18/42[a]	EUR	80	76,689
1.00%, 09/23/25[a]	EUR	100	114,363
1.25%, 10/15/18[a]	EUR	50	55,861
1.38%, 03/04/21[a]	EUR	50	58,053
1.63%, 11/17/36[a]	EUR	50	58,445
1.80%, 11/02/46[a]	EUR	70	80,177
1.85%, 12/01/55[a]	EUR	50	56,710
European Union
1.50%, 10/04/35[a]	EUR	60	69,177
1.88%, 04/04/24[a]	EUR	270	330,122
2.50%, 11/04/27[a]	EUR	50	64,846
2.75%, 09/21/21[a]	EUR	50	61,450
3.38%, 04/04/32[a]	EUR	50	72,622
3.75%, 04/04/42[a]	EUR	80	130,016
Inter-American Development Bank
3.25%, 02/07/20	AUD	50	38,460
International Bank for Reconstruction & Development
0.63%, 01/12/33	EUR	60	60,693
1.13%, 03/11/20	CAD	50	36,580
1.38%, 12/15/20	GBP	100	133,589
2.50%, 03/12/20	AUD	50	37,716
3.75%, 02/10/20	NZD	50	35,167
International Finance Corp.
2.70%, 02/05/21	AUD	100	75,637
2.80%, 08/15/22	AUD	250	188,289

			8,612,007
SWEDEN — 0.45%
Kommuninvest I Sverige AB
1.00%, 09/15/21[a]	SEK	700	81,575
Sweden Government Bond
0.75%, 05/12/28	SEK	1,100	122,760

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Security	Principal (000s)		Value
1.00%, 11/12/26	SEK	500	$58,654
1.50%, 11/13/23[b]	SEK	1,450	177,832
2.50%, 05/12/25	SEK	800	105,512
3.50%, 03/30/39	SEK	650	99,914
4.25%, 03/12/19	SEK	1,800	221,961
5.00%, 12/01/20	SEK	2,800	377,282

			1,245,490
THAILAND — 0.53%
Thailand Government Bond
2.55%, 06/26/20	THB	5,000	147,993
2.88%, 06/17/46	THB	7,300	185,271
3.40%, 06/17/36	THB	1,400	40,844
3.63%, 06/16/23	THB	5,500	170,185
3.65%, 12/17/21	THB	6,000	185,714
3.85%, 12/12/25	THB	5,000	157,891
3.88%, 06/13/19	THB	6,500	196,783
4.26%, 12/12/37[a]	THB	4,800	155,217
4.85%, 06/17/61	THB	2,000	73,342
4.88%, 06/22/29	THB	5,000	172,003

			1,485,243
UNITED KINGDOM — 8.84%
LCR Finance PLC
4.50%, 12/07/28[a]	GBP	50	84,508
Transport for London
2.13%, 04/24/25[a]	GBP	100	136,785
United Kingdom Gilt
0.50%, 07/22/22[a]	GBP	400	517,478
1.25%, 07/22/18[a]	GBP	600	787,718
1.50%, 07/22/26[a]	GBP	670	903,419
1.50%, 07/22/47[a]	GBP	210	257,887
1.75%, 07/22/19[a]	GBP	590	791,734
1.75%, 09/07/22[a]	GBP	190	262,405
1.75%, 09/07/37[a]	GBP	150	194,920
1.75%, 07/22/57[a]	GBP	90	121,843
2.00%, 07/22/20[a]	GBP	620	848,856
2.00%, 09/07/25[a]	GBP	115	162,128
2.25%, 09/07/23[a]	GBP	400	570,264
2.50%, 07/22/65[a]	GBP	230	391,176
2.75%, 09/07/24[a]	GBP	220	325,214
3.25%, 01/22/44[a]	GBP	400	680,476
3.50%, 01/22/45[a]	GBP	420	750,454
3.50%, 07/22/68[a]	GBP	260	565,218
3.75%, 09/07/19[a]	GBP	170	238,992

Security	Principal or Shares (000s)		Value
3.75%, 09/07/20[a]	GBP	400	$579,808
3.75%, 09/07/21[a]	GBP	590	877,666
3.75%, 07/22/52[a]	GBP	375	757,183
4.00%, 03/07/22[a]	GBP	840	1,278,395
4.00%, 01/22/60[a]	GBP	330	749,079
4.25%, 12/07/27[a]	GBP	390	664,155
4.25%, 06/07/32[a]	GBP	250	445,128
4.25%, 03/07/36[a]	GBP	475	874,054
4.25%, 09/07/39[a]	GBP	480	910,771
4.25%, 12/07/40[a]	GBP	315	605,571
4.25%, 12/07/46[a]	GBP	325	664,231
4.25%, 12/07/49[a]	GBP	280	594,017
4.25%, 12/07/55[a]	GBP	375	854,365
4.50%, 03/07/19[a]	GBP	1,015	1,421,229
4.50%, 09/07/34[a]	GBP	420	783,460
4.50%, 12/07/42[a]	GBP	405	822,597
4.75%, 03/07/20[a]	GBP	450	658,995
4.75%, 12/07/30[a]	GBP	325	598,843
4.75%, 12/07/38[a]	GBP	350	702,833
6.00%, 12/07/28[a]	GBP	480	947,503
8.00%, 06/07/21[a]	GBP	100	170,442

			24,551,800

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $212,402,528)			213,786,511
SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]		4,854	4,853,642

			4,853,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,853,642)			4,853,642

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.58%
(Cost: $277,401,417)[e]	$279,275,357
Other Assets, Less Liabilities — (0.58)%	(1,610,658)

NET ASSETS — 100.00%	$277,664,699

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $277,553,812. Net unrealized appreciation was $1,721,545, of which $6,239,505 represented gross unrealized appreciation on securities and $4,517,960 represented gross unrealized depreciation on securities.

Schedule 1 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	11,245,000	USD	8,391,919	UBS	05/03/2017	$17,491
CZK	14,080,000	USD	571,220	CITI	05/03/2017	86
EUR	650,000	USD	696,101	TDB	05/03/2017	11,716
EUR	500,000	USD	535,465	DB	05/03/2017	9,010
GBP	26,500,000	USD	33,987,840	JPM	05/03/2017	296,529
ILS	2,900,000	USD	800,607	UBS	05/03/2017	553
JPY	798,560,000	USD	7,150,961	CSFSW	05/08/2017	14,537
JPY	798,560,000	USD	7,151,711	DB	05/08/2017	13,788
JPY	798,560,000	USD	7,152,351	BBP	05/08/2017	13,147
JPY	798,560,000	USD	7,157,865	RBS	05/08/2017	7,634
JPY	798,560,000	USD	7,158,763	TDB	05/08/2017	6,736
MXN	38,520,000	USD	2,027,368	CITI	05/03/2017	2,377
NZD	1,260,000	USD	864,058	UBS	05/03/2017	972
SEK	1,420,000	USD	159,263	DB	05/03/2017	1,102
THB	52,700,000	USD	1,523,562	HSBC	05/03/2017	—
USD	352,802	AUD	470,000	UBS	05/03/2017	1,319
USD	8,077,428	AUD	10,575,000	BNP	05/03/2017	169,068
USD	4,472,405	CAD	5,960,000	UBS	05/03/2017	113,322
USD	147,531	CAD	200,000	HSBC	05/03/2017	1,254
USD	197,567	CAD	270,000	CITI	06/05/2017	—
USD	3,225,818	CAD	4,400,000	CSFSW	06/05/2017	6,211
USD	3,225,799	CAD	4,400,000	DB	06/05/2017	6,192
USD	3,225,523	CAD	4,400,000	BBP	06/05/2017	5,916
USD	3,223,512	CAD	4,400,000	RBS	06/05/2017	3,905
USD	3,225,452	CAD	4,405,000	TDB	06/05/2017	2,187
USD	3,055,096	CAD	4,060,000	BNP	05/03/2017	85,654
USD	3,053,849	CAD	4,060,000	TDB	05/03/2017	84,406
USD	3,047,866	CAD	4,065,000	SSB	05/03/2017	74,767
USD	3,043,821	CAD	4,060,000	CITI	05/03/2017	74,378

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,080,461	CHF	2,060,000	UBS	06/06/2017	$6,817
USD	1,829,518	DKK	12,450,000	UBS	06/06/2017	3,379
USD	31,369,829	EUR	28,705,000	CSFSW	06/05/2017	62,440
USD	31,369,140	EUR	28,705,000	DB	06/05/2017	61,751
USD	31,370,977	EUR	28,705,000	BBP	06/05/2017	63,588
USD	31,357,486	EUR	28,705,000	RBS	06/05/2017	50,097
USD	31,343,701	EUR	28,700,000	TDB	06/05/2017	41,765
USD	34,284,375	GBP	26,500,000	JPM	05/03/2017	6
USD	2,699,768	JPY	298,070,000	UBS	05/08/2017	25,179
USD	176,975	KRW	200,000,000	JPM	06/16/2017	1,131
USD	6,804,331	KRW	7,702,520,000	UBS	06/16/2017	32,121
USD	1,919,765	MXN	36,160,000	UBS	05/03/2017	14,376
USD	124,729	MXN	2,360,000	DB	05/03/2017	372
USD	745,496	NOK	6,370,000	UBS	06/06/2017	1,606
USD	69,551	NZD	100,000	UBS	05/03/2017	898
USD	809,561	NZD	1,160,000	TDB	05/03/2017	13,184
USD	2,679,321	SEK	23,615,000	UBS	06/05/2017	8,020
USD	1,138,112	SGD	1,590,000	SCB	05/03/2017	529
USD	1,138,556	SGD	1,590,000	UBS	06/05/2017	590
USD	83,055	THB	2,860,000	HSBC	05/03/2017	372
USD	1,450,819	THB	49,840,000	RBS	05/03/2017	9,941
USD	1,222,867	ZAR	16,290,000	CITI	06/05/2017	12,619

						1,435,038

CAD	4,400,000	USD	3,224,379	CSFSW	05/03/2017	(6,264)
CAD	4,800,000	USD	3,524,442	DB	05/03/2017	(13,771)
CAD	4,400,000	USD	3,224,128	BBP	05/03/2017	(6,013)
CAD	4,400,000	USD	3,222,131	RBS	05/03/2017	(4,016)
CAD	4,405,000	USD	3,224,036	TDB	05/03/2017	(2,264)
CHF	2,060,000	USD	2,076,194	UBS	05/03/2017	(6,778)
DKK	12,450,000	USD	1,826,512	UBS	05/03/2017	(3,525)
EUR	28,705,000	USD	31,321,604	CSFSW	05/03/2017	(63,301)
EUR	28,705,000	USD	31,320,026	DB	05/03/2017	(61,722)
EUR	28,705,000	USD	31,321,748	BBP	05/03/2017	(63,445)
EUR	28,705,000	USD	31,308,544	RBS	05/03/2017	(50,240)
EUR	28,700,000	USD	31,294,480	TDB	05/03/2017	(41,622)
GBP	26,500,000	USD	34,284,375	JPM	05/03/2017	(6)
JPY	30,000,000	USD	269,553	DB	05/08/2017	(363)
NOK	6,370,000	USD	745,230	UBS	05/03/2017	(1,635)
SEK	23,615,000	USD	2,674,975	UBS	05/03/2017	(8,060)
SGD	1,590,000	USD	1,138,267	UBS	05/03/2017	(684)
USD	149,436	AUD	200,000	HSBC	05/03/2017	(131)
USD	8,386,971	AUD	11,245,000	UBS	06/05/2017	(17,452)
USD	2,062,058	CHF	2,060,000	UBS	05/03/2017	(7,357)
USD	572,241	CZK	14,080,000	CITI	06/05/2017	(165)
USD	558,885	CZK	14,080,000	CITI	05/03/2017	(12,420)
USD	1,789,856	DKK	12,450,000	UBS	05/03/2017	(33,131)
USD	39,862,678	EUR	37,315,000	UBS	05/03/2017	(771,483)
USD	543,945	EUR	500,000	HSBC	05/03/2017	(530)
USD	28,586,119	EUR	26,715,000	CITI	05/03/2017	(505,175)
USD	28,587,312	EUR	26,710,000	SSB	05/03/2017	(498,536)
USD	28,572,895	EUR	26,715,000	BNP	05/03/2017	(518,399)
USD	28,575,352	EUR	26,715,000	TDB	05/03/2017	(515,941)
USD	32,981,796	GBP	26,500,000	JPM	05/03/2017	(1,302,573)
USD	34,378,438	GBP	26,780,000	JPM	06/05/2017	(298,977)
USD	328,535	HUF	95,000,000	JPM	06/16/2017	(2,502)
USD	799,895	ILS	2,900,000	CITI	05/03/2017	(1,265)

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	801,360	ILS	2,900,000	UBS	06/05/2017	$(594)
USD	53,778	JPY	6,000,000	HSBC	05/08/2017	(60)
USD	98,804	JPY	11,000,000	CITI	06/05/2017	(2)
USD	7,157,826	JPY	798,560,000	CSFSW	06/05/2017	(15,168)
USD	7,437,380	JPY	829,560,000	DB	06/05/2017	(14,069)
USD	7,159,405	JPY	798,560,000	BBP	06/05/2017	(13,589)
USD	7,165,315	JPY	798,560,000	RBS	06/05/2017	(7,679)
USD	7,166,048	JPY	798,560,000	TDB	06/05/2017	(6,946)
USD	6,657,849	JPY	743,745,000	CITI	05/08/2017	(15,793)
USD	6,657,685	JPY	743,750,000	SSB	05/08/2017	(16,002)
USD	6,654,364	JPY	743,745,000	BNP	05/08/2017	(19,278)
USD	6,654,227	JPY	743,745,000	UBS	05/08/2017	(19,415)
USD	6,651,389	JPY	743,745,000	TDB	05/08/2017	(22,253)
USD	748,338	KRW	853,480,000	JPM	06/16/2017	(2,058)
USD	27,561	KRW	31,500,000	CITI	06/16/2017	(134)
USD	2,016,321	MXN	38,520,000	CITI	06/05/2017	(2,256)
USD	317,389	MYR	1,420,000	JPM	06/16/2017	(9,081)
USD	1,111,735	MYR	4,950,000	CITI	06/16/2017	(26,315)
USD	677,908	NOK	5,820,000	UBS	05/03/2017	(1,483)
USD	64,020	NOK	550,000	HSBC	05/03/2017	(183)
USD	863,305	NZD	1,260,000	UBS	06/06/2017	(964)
USD	405,817	RUB	24,000,000	UBS	06/16/2017	(11,153)
USD	324,225	RUB	19,300,000	JPM	06/16/2017	(11,089)
USD	2,751,926	SEK	24,535,000	TDB	05/03/2017	(18,888)
USD	55,726	SEK	500,000	UBS	05/03/2017	(740)
USD	1,522,593	THB	52,700,000	HSBC	06/05/2017	(649)
USD	1,213,096	ZAR	16,290,000	CITI	05/03/2017	(4,052)
ZAR	16,290,000	USD	1,229,852	CITI	05/03/2017	(12,704)

						(5,072,343)

			Net unrealized depreciation			$(3,637,305)

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas

CITI — Citibank N.A. London

CSFSW — Credit Suisse International

DB — Deutsche Bank AG London

HSBC — HSBC Bank PLC

JPM — J.P. Morgan Chase Bank N.A.

RBS — Royal Bank of Scotland PLC

SCB — Standard Chartered Bank London

SSB — State Street Bank London

TDB — Toronto Dominion Bank

UBS — UBS AG London

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

USD — United States Dollar

ZAR — South African Rand

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$60,635,204	$—	$60,635,204
Foreign government obligations	—	213,786,511	—	213,786,511
Money market funds	4,853,642	—	—	4,853,642

Total	$4,853,642	$274,421,715	$—	$279,275,357

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,435,038	$—	$1,435,038
Liabilities:
Forward currency contracts	—	(5,072,343)	—	(5,072,343)

Total	$—	$(3,637,305)	$—	$(3,637,305)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.34%
Chase Issuance Trust
Series 2016-A2, Class A
1.37%, 06/15/21	$600	$596,205
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	500	515,178
Series 2014-A8, Class A8
1.73%, 04/09/20	500	501,281
Series 2016-A1, Class A1
1.75%, 11/19/21	700	699,341
Series 2017-A3, Class A3
1.92%, 04/07/22	800	801,300

TOTAL ASSET-BACKED SECURITIES
(Cost: $3,119,745)		3,113,305

COLLATERALIZED MORTGAGE OBLIGATIONS —1.13%
MORTGAGE-BACKED SECURITIES — 1.13%
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,000	1,011,900
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	952	990,161
Series 2013-CR12, Class A4
4.05%, 10/10/46	200	213,426
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	779,250
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	678,054
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	1,020	1,097,204
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,069,190
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	510,820
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	500	507,025

Security	Principal (000s)	Value
Series 2015-C23, Class A4
3.72%, 07/15/50	$500	$520,745
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	2,000	2,046,580
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	200	207,334
Series 2012-C10, Class A3
2.88%, 12/15/45	100	101,101
Series 2014-C21, Class A2
2.92%, 08/15/47	425	433,113

		10,165,903

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $10,150,060)		10,165,903

CORPORATE BONDS & NOTES — 34.89%

ADVERTISING — 0.06%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	25	21,187
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	51,586
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	50	52,750
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[b]	25	24,375
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	25,159
3.63%, 05/01/22	210	218,915
4.45%, 08/15/20	100	106,633
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/30/17)	15	15,581
5.88%, 03/15/25 (Call 09/15/19)	50	52,875

		569,061

AEROSPACE & DEFENSE — 0.41%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[c]	50	52,375
5.40%, 04/15/21 (Call 01/15/21)	50	53,625
5.90%, 02/01/27	50	53,735
6.15%, 08/15/20	25	27,344

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	$100	$103,179
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	25	23,799
2.80%, 03/01/27 (Call 12/01/26)	100	98,961
5.88%, 02/15/40	100	128,668
6.00%, 03/15/19	50	53,923
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	206,554
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	25	27,035
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	200	192,258
2.13%, 08/15/26 (Call 05/15/26)	55	51,420
2.25%, 11/15/22 (Call 08/15/22)	75	74,414
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	103,098
4.40%, 12/15/20	100	106,474
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	50	52,562
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/30/17)	36	36,090
LMI Aerospace Inc.
7.38%, 07/15/19 (Call 05/30/17)	30	31,200
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	200	201,948
2.90%, 03/01/25 (Call 12/01/24)	50	49,554
3.35%, 09/15/21	200	208,136
3.80%, 03/01/45 (Call 09/01/44)	100	95,798
4.70%, 05/15/46 (Call 11/15/45)	250	274,565
Northrop Grumman Corp.
3.25%, 08/01/23	25	25,722
4.75%, 06/01/43	75	82,670
Orbital ATK Inc.
5.50%, 10/01/23 (Call 10/01/18)	25	25,938
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	75	75,511
3.13%, 10/15/20	175	181,165
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	85	86,206
3.70%, 12/15/23 (Call 09/15/23)	25	25,966
TransDigm Inc.
5.50%, 10/15/20 (Call 05/30/17)	15	15,338

Security	Principal (000s)	Value
6.00%, 07/15/22 (Call 07/15/17)[c]	$100	$103,000
6.38%, 06/15/26 (Call 06/15/21)	25	25,188
6.50%, 07/15/24 (Call 07/15/19)	50	51,375
6.50%, 05/15/25 (Call 05/15/20)	25	25,563
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/30/17)	25	24,500
United Technologies Corp.
3.10%, 06/01/22	325	337,057
4.50%, 06/01/42	275	296,431

		3,688,345
AGRICULTURE — 0.35%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	30	31,125
9.88%, 07/15/21 (Call 07/15/17)	10	8,635
Altria Group Inc.
2.85%, 08/09/22	75	75,796
4.00%, 01/31/24	155	164,551
4.75%, 05/05/21	175	190,640
5.38%, 01/31/44	100	116,596
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	100	96,254
4.54%, 03/26/42	50	53,558
BAT International Finance PLC
3.95%, 06/15/25[b]	150	155,495
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	240	247,382
Cargill Inc.
4.10%, 11/01/42[b]	50	49,904
4.31%, 05/14/21[b]	100	107,038
Imperial Brands Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	206,728
Philip Morris International Inc.
2.00%, 02/21/20	50	50,048
3.25%, 11/10/24	25	25,387
4.25%, 11/10/44	225	225,702
4.50%, 03/26/20	300	320,925
5.65%, 05/16/18	250	260,692
Reynolds American Inc.
2.30%, 06/12/18	150	150,819
4.00%, 06/12/22	305	322,632
4.45%, 06/12/25 (Call 03/12/25)	110	117,203
5.70%, 08/15/35 (Call 02/15/35)	50	57,374
5.85%, 08/15/45 (Call 02/15/45)	100	118,615

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	$35	$36,225

		3,189,324
AIRLINES — 0.14%
Air Canada
7.75%, 04/15/21[b]	25	28,250
Air Canada Pass Through Trust
Series 2015-1, Class A
3.60%, 09/15/28[b]	94	94,080
Allegiant Travel Co.
5.50%, 07/15/19	73	75,190
American Airlines Group Inc.
4.63%, 03/01/20[b]	25	25,438
5.50%, 10/01/19[b]	50	52,250
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	152	162,278
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA
3.63%, 01/30/29	70	71,883
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	105	106,209
2.75%, 11/06/19 (Call 10/06/19)	250	253,828
U.S. Airways Pass Through Trust
Series 2013-1
3.95%, 05/15/27	21	21,613
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 02/15/27	44	45,972
Series 2015-1, Class AA
3.45%, 06/01/29	146	147,767
United Continental Holdings Inc.
5.00%, 02/01/24	100	100,500
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	25	26,125
8.50%, 11/15/19[b]	25	26,250

		1,237,633
APPAREL — 0.06%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[b]	125	124,375
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[c]	115	118,594

Security	Principal (000s)	Value
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	$70	$69,227
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	175	177,117
William Carter Co. (The)
5.25%, 08/15/21 (Call 08/15/17)	50	51,625
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[b]	25	24,250

		565,188
AUTO MANUFACTURERS — 0.64%
American Honda Finance Corp.
1.70%, 02/22/19	25	24,996
1.70%, 09/09/21	25	24,380
2.13%, 10/10/18	200	201,390
2.30%, 09/09/26	60	56,466
2.45%, 09/24/20	100	101,153
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[b]	25	26,937
Daimler Finance North America LLC
1.65%, 05/18/18[b]	150	149,984
2.45%, 05/18/20[b]	150	150,831
3.25%, 08/01/24[b]	150	151,411
8.50%, 01/18/31	148	223,872
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[c]	200	205,500
Ford Motor Co.
4.75%, 01/15/43	186	176,082
7.45%, 07/16/31	25	31,592
Ford Motor Credit Co. LLC
3.10%, 05/04/23	250	245,610
3.20%, 01/15/21	300	303,711
5.00%, 05/15/18	400	412,232
5.88%, 08/02/21	200	222,766
8.13%, 01/15/20	200	229,210
General Motors Co.
3.50%, 10/02/18	100	102,001
4.88%, 10/02/23	75	79,989
5.00%, 04/01/35	100	99,018
5.20%, 04/01/45	92	89,327
6.60%, 04/01/36 (Call 10/01/35)	25	28,742
General Motors Financial Co. Inc.
3.10%, 01/15/19	140	142,145
3.45%, 04/10/22 (Call 02/10/22)	100	101,024

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
3.50%, 07/10/19	$350	$358,929
3.70%, 11/24/20 (Call 10/24/20)	135	139,255
4.00%, 01/15/25 (Call 10/15/24)	200	201,528
4.30%, 07/13/25 (Call 04/13/25)	100	101,770
4.75%, 08/15/17	25	25,209
Hyundai Capital America
2.50%, 03/18/19[d]	200	200,759
2.60%, 03/19/20[d]	100	100,031
Navistar International Corp.
8.25%, 11/01/21 (Call 05/30/17)	50	50,625
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,954
1.65%, 08/11/21	50	48,615
Toyota Motor Credit Corp.
1.25%, 10/05/17	25	25,003
1.70%, 02/19/19	215	215,161
2.00%, 10/24/18	125	125,839
2.10%, 01/17/19	350	352,779
3.20%, 01/11/27	100	101,664
3.40%, 09/15/21	25	26,120

		5,753,610
AUTO PARTS & EQUIPMENT — 0.11%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	25	25,469
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[b]	35	34,825
7.75%, 11/15/19	27	29,734
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	30	30,040
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[b]	35	35,481
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[b]	100	102,438
Dana Inc.
5.38%, 09/15/21 (Call 05/30/17)[c]	50	52,062
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	100	105,590
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	50	52,599
7.00%, 05/15/22 (Call 05/15/17)	40	41,460
IHO Verwaltungs GmbH 4.50% (5.25% PIK),
09/15/23 (Call 09/15/19)[b,e]	200	199,750

Security	Principal (000s)	Value
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	$50	$53,021
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	50	53,131
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	50	50,056
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	157,500

		1,023,156
BANKS — 7.04%
ABN AMRO Bank NV
4.75%, 07/28/25[b]	200	208,868
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	202,602
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	250,405
Alfa Bank AO Via Alfa Bond Issuance PLC
7.50%, 09/26/19[d]	200	218,000
Amber Circle Funding Ltd.
3.25%, 12/04/22[d]	200	202,743
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	276,504
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	214,000
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	211,440
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[d]	200	208,750
Banco Santander SA
4.25%, 04/11/27	200	203,198
Banco Votorantim SA
7.38%, 01/21/20[d]	100	107,250
Bancolombia SA
5.13%, 09/11/22	200	208,500
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	202,723
Bank Nederlandse Gemeenten NV
1.13%, 05/25/18[b]	250	249,301
2.38%, 03/16/26[b]	250	244,197

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	$95	$93,174
2.63%, 10/19/20	100	100,720
2.63%, 04/19/21	300	300,324
3.25%, 10/21/27 (Call 10/21/26)	75	72,063
3.30%, 01/11/23	100	101,656
3.50%, 04/19/26	250	249,083
3.88%, 08/01/25	200	204,764
4.00%, 04/01/24	75	78,153
4.00%, 01/22/25	325	327,782
4.10%, 07/24/23	75	78,967
4.13%, 01/22/24	100	105,059
4.25%, 10/22/26	25	25,589
4.88%, 04/01/44	250	271,555
5.00%, 01/21/44	50	54,972
5.63%, 07/01/20	25	27,455
6.11%, 01/29/37	100	118,002
7.75%, 05/14/38	150	207,078
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)	300	299,583
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[c]	300	300,393
VRN, (3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)	300	301,563
Bank of America N.A.
2.05%, 12/07/18	400	402,216
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	202,851
Bank of China Ltd./Luxembourg
2.25%, 07/12/21[d]	200	195,344
Bank of Communications Co. Ltd. VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[d]	200	205,968
Bank of Montreal
1.90%, 08/27/21	175	172,118
2.38%, 01/25/19 (Call 12/25/18)	200	201,808
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	100	99,020
2.20%, 03/04/19 (Call 02/02/19)	250	252,077
2.20%, 05/15/19 (Call 04/15/19)	25	25,179
2.45%, 08/17/26 (Call 05/17/26)	200	189,624
2.60%, 08/17/20 (Call 07/17/20)	130	131,923
2.60%, 02/07/22 (Call 01/07/22)	150	150,952

Security	Principal (000s)	Value
3.00%, 10/30/28 (Call 07/30/28)	$50	$48,276
3.65%, 02/04/24 (Call 01/05/24)	25	26,201
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)	170	173,053
Series G
2.15%, 02/24/20 (Call 01/24/20)	190	191,322
Bank of Nova Scotia (The)
1.70%, 06/11/18 (Call 05/11/18)	150	150,149
2.35%, 10/21/20	550	552,480
2.45%, 03/22/21	25	25,114
2.70%, 03/07/22	50	50,436
4.50%, 12/16/25	100	105,729
Barclays PLC
2.88%, 06/08/20	400	404,632
3.20%, 08/10/21	200	202,392
4.38%, 01/12/26	200	206,260
5.20%, 05/12/26	200	207,912
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	226,530
2.63%, 06/29/20 (Call 05/29/20)	400	406,076
2.75%, 04/01/22 (Call 03/01/22)	50	50,739
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	164,850
BNP Paribas SA
2.40%, 12/12/18	100	100,756
2.70%, 08/20/18	200	201,980
VRN, (3 mo. LIBOR US + 1.290%)
7.20%, 12/31/49 (Call 06/25/37)[b]	100	111,250
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	25	25,473
BPCE SA
3.38%, 12/02/26	250	250,110
4.00%, 04/15/24	250	262,155
4.50%, 03/15/25[b]	250	251,084
Caixa Economica Federal
4.50%, 10/03/18[d]	150	152,775
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	53,340
3.50%, 06/15/23	275	279,037
3.75%, 07/28/26 (Call 06/28/26)	75	72,262
4.20%, 10/29/25 (Call 09/29/25)	35	35,315
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	300	301,068

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
CBQ Finance Ltd.
3.25%, 06/13/21[d]	$200	$201,280
China Construction Bank Asia Corp. Ltd. VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[d]	200	205,208
China Development Bank Corp.
2.50%, 10/09/20[d]	200	199,629
CITIC Ltd.
6.80%, 01/17/23[d]	200	235,704
Citigroup Inc.
1.55%, 08/14/17	25	25,011
1.85%, 11/24/17	25	25,054
2.05%, 12/07/18	250	250,377
2.05%, 06/07/19	350	349,930
2.40%, 02/18/20	100	100,529
2.65%, 10/26/20	100	100,830
2.70%, 03/30/21	150	150,560
2.90%, 12/08/21 (Call 11/08/21)	150	151,009
3.20%, 10/21/26 (Call 07/21/26)	100	96,601
3.88%, 03/26/25	100	100,129
4.00%, 08/05/24	200	204,244
4.45%, 09/29/27	100	102,517
4.60%, 03/09/26	250	259,422
4.65%, 07/30/45	120	125,509
5.30%, 05/06/44	200	216,164
6.13%, 11/21/17	25	25,627
6.13%, 05/15/18	200	208,688
6.63%, 06/15/32	250	307,380
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	100	103,383
Commonwealth Bank of Australia
2.00%, 09/06/21[b]	100	97,951
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	251,648
Cooperatieve Rabobank UA
3.88%, 02/08/22	550	584,364
4.38%, 08/04/25	250	260,060
5.25%, 08/04/45	250	278,655
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	251,305
2.75%, 01/10/22	250	253,065

Security	Principal (000s)	Value
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[b]	$100	$111,438
Credit Agricole SA/London
2.63%, 10/03/18[b]	250	251,911
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[d]	200	208,000
Credit Suisse AG/New York NY
3.63%, 09/09/24	250	256,317
Credit Suisse Group AG
4.28%, 01/09/28 (Call 01/09/27)[b]	250	253,939
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	506,685
3.80%, 09/15/22	250	257,090
Deutsche Bank AG
3.13%, 01/13/21	50	49,995
4.25%, 10/14/21[b]	250	258,521
VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)	200	191,955
Deutsche Bank AG/London
2.50%, 02/13/19	375	375,645
3.70%, 05/30/24	155	152,458
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[d]	200	198,790
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	203,758
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	25	26,161
8.25%, 03/01/38	135	193,207
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	201,162
3.85%, 03/15/26 (Call 02/15/26)	200	203,294
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	102,472
Goldman Sachs Capital I
6.35%, 02/15/34	250	299,365
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	200	197,140
2.55%, 10/23/19	150	151,369
2.63%, 01/31/19	250	252,868

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
2.63%, 04/25/21 (Call 03/25/21)	$50	$50,054
2.75%, 09/15/20 (Call 08/15/20)	80	80,825
3.50%, 01/23/25 (Call 10/23/24)	250	250,975
3.63%, 01/22/23	100	103,266
3.75%, 02/25/26 (Call 11/25/25)	355	360,403
4.00%, 03/03/24	200	208,558
4.80%, 07/08/44 (Call 01/08/44)	250	269,050
5.15%, 05/22/45	200	211,954
5.95%, 01/15/27	41	47,413
6.25%, 02/01/41	50	62,926
6.75%, 10/01/37	175	218,220
7.50%, 02/15/19	100	109,584
HSBC Holdings PLC
4.25%, 08/18/25	200	203,826
4.30%, 03/08/26	400	422,564
5.10%, 04/05/21	375	409,043
6.10%, 01/14/42	150	190,660
6.50%, 05/02/36	100	123,719
6.50%, 09/15/37	100	124,078
6.80%, 06/01/38	112	143,602
HSBC USA Inc.
2.25%, 06/23/19	100	100,426
3.50%, 06/23/24	100	102,568
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	254,555
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	200	202,969
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20[d]	200	198,611
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	250	255,025
Industrial & Commercial Bank of China Ltd./Singapore
2.00%, 05/10/19[d]	200	198,472
ING Bank NV
2.00%, 11/26/18[b]	200	199,853
2.50%, 10/01/19[b]	250	251,778
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[d]	200	204,750
6.20%, 12/21/21[d]	200	216,250

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.63%, 05/15/18	$250	$249,862
2.00%, 08/15/17	25	25,048
2.25%, 01/23/20 (Call 12/23/19)	150	150,646
2.55%, 03/01/21 (Call 02/01/21)	375	376,646
2.70%, 05/18/23 (Call 03/18/23)	350	344,292
3.13%, 01/23/25 (Call 10/23/24)	750	743,415
3.25%, 09/23/22	200	204,798
3.30%, 04/01/26 (Call 01/01/26)	250	247,070
3.38%, 05/01/23	196	197,533
3.88%, 02/01/24	25	26,153
3.88%, 09/10/24	100	102,270
3.90%, 07/15/25 (Call 04/15/25)	200	208,232
4.13%, 12/15/26	25	25,786
4.25%, 10/15/20	400	425,252
4.25%, 10/01/27	25	25,902
4.85%, 02/01/44	50	55,764
4.95%, 06/01/45	50	53,278
5.63%, 08/16/43	100	115,802
6.00%, 01/15/18	25	25,768
6.40%, 05/15/38	250	325,262
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 05/29/17)[d]	100	94,120
KEB Hana Bank
2.50%, 01/27/21[d]	200	197,979
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	247,782
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	100,574
KfW
0.00%, 04/18/36	150	83,013
0.00%, 06/29/37	100	53,109
1.00%, 06/11/18	750	747,487
1.00%, 07/15/19	150	148,380
1.13%, 11/16/18	150	149,380
1.25%, 09/30/19	100	99,304
1.50%, 04/20/20	1,000	995,290
1.50%, 06/15/21[c]	650	639,873
1.63%, 03/15/21	50	49,555
1.75%, 10/15/19	100	100,477
1.75%, 03/31/20	50	50,169
1.88%, 04/01/19	250	251,855
2.00%, 10/04/22	100	99,320

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
2.00%, 05/02/25	$150	$146,391
2.13%, 01/17/23	500	499,100
2.75%, 10/01/20	250	257,940
Korea Development Bank (The)
3.00%, 09/14/22	200	202,556
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	100	93,848
2.38%, 03/24/21[d]	220	223,610
2.38%, 06/10/25	150	149,650
Lloyds Bank PLC
2.70%, 08/17/20	250	253,778
Lloyds Banking Group PLC
4.50%, 11/04/24	200	207,260
4.58%, 12/10/25	200	206,592
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	350	353,663
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	200	202,754
3.85%, 03/01/26	400	415,868
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	251,165
Mizuho Financial Group Inc.
2.63%, 04/12/21[b]	200	199,724
4.35%, 10/20/25[b]	250	262,315
Morgan Stanley
2.38%, 07/23/19	250	251,050
2.50%, 01/24/19	100	101,052
2.50%, 04/21/21	50	49,886
2.63%, 11/17/21	100	99,849
2.65%, 01/27/20	525	531,935
2.80%, 06/16/20	95	96,377
3.13%, 07/27/26	25	24,110
3.75%, 02/25/23	205	212,728
4.30%, 01/27/45	200	199,506
4.35%, 09/08/26	75	77,521
4.88%, 11/01/22	520	564,881
5.50%, 01/26/20	300	325,671
6.38%, 07/24/42	115	148,995
7.25%, 04/01/32	125	171,279
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	100	97,695
National Australia Bank Ltd./New York
2.63%, 07/23/20	400	404,544

Security	Principal (000s)	Value
National Bank of Canada
2.10%, 12/14/18	$500	$502,410
Nederlandse Waterschapsbank NV
2.38%, 03/24/26[b]	200	195,341
Nordea Bank AB
1.63%, 05/15/18[b]	400	399,872
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	500	498,755
2.38%, 10/01/21	250	253,375
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[f]	500	503,480
2.45%, 11/05/20 (Call 10/06/20)[f]	300	302,457
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[f,g]	25	25,232
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	202,008
RBC USA Holdco Corp.
5.25%, 09/15/20	25	27,316
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,897
Royal Bank of Canada
2.00%, 12/10/18	400	401,500
2.35%, 10/30/20	400	402,252
2.50%, 01/19/21	100	101,003
4.65%, 01/27/26	100	106,929
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	34	34,811
4.80%, 04/05/26	250	262,013
6.00%, 12/19/23	50	53,926
6.10%, 06/10/23	50	53,754
6.13%, 12/15/22	25	26,925
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	65	77,025
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	100	99,789
2.70%, 05/24/19 (Call 04/24/19)	100	100,363
4.50%, 07/17/25 (Call 04/17/25)	100	102,515
Santander UK Group Holdings PLC
2.88%, 10/16/20	25	25,138
Santander UK PLC
4.00%, 03/13/24	300	316,311
5.00%, 11/07/23[b]	200	210,111

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	$200	$207,097
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	250	252,183
Societe Generale SA
2.63%, 09/16/20[b]	250	251,360
4.75%, 11/24/25[b]	200	205,921
Standard Chartered PLC
3.05%, 01/15/21[b]	400	403,228
4.05%, 04/12/26[b]	400	405,785
VRN, (3 mo. LIBOR US + 1.460%)
7.01%, 07/29/49 (Call 07/30/37)[b]	100	111,250
State Bank of India/London
3.62%, 04/17/19[d]	200	204,026
State Street Corp.
1.35%, 05/15/18	25	24,978
2.55%, 08/18/20	100	102,093
2.65%, 05/19/26	50	48,378
3.55%, 08/18/25	60	62,257
3.70%, 11/20/23	172	181,303
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250	259,290
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	245,430
2.93%, 03/09/21	250	253,412
3.01%, 10/19/26	100	97,434
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	85	85,856
2.70%, 01/27/22 (Call 12/27/21)	250	250,705
Svenska Handelsbanken AB
2.40%, 10/01/20	500	501,705
Swedbank AB
2.20%, 03/04/20[b]	200	199,975
Syndicate Bank/London
4.13%, 04/12/18[d]	200	202,454
Toronto-Dominion Bank (The)
1.45%, 08/13/19	350	346,672
1.80%, 07/13/21	234	229,226
2.25%, 11/05/19	25	25,179
2.50%, 12/14/20	50	50,591
Turkiye Is Bankasi
5.00%, 04/30/20[d]	400	403,450

Security	Principal (000s)	Value
Turkiye Vakiflar Bankasi TAO
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d]	$200	$203,505
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	325	326,735
2.20%, 04/25/19 (Call 03/25/19)	225	226,955
3.00%, 03/15/22 (Call 02/15/22)	100	102,502
3.70%, 01/30/24 (Call 12/29/23)	50	52,683
Series V
2.38%, 07/22/26 (Call 06/22/26)	125	118,147
UBS AG/Stamford CT
2.38%, 08/14/19	250	251,842
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20[b]	220	222,446
4.13%, 04/15/26[b]	200	206,531
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	204,750
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	206,224
Wachovia Corp.
6.55%, 10/15/35	200	244,925
Wells Fargo & Co.
2.10%, 07/26/21	100	98,599
2.50%, 03/04/21	50	50,188
2.55%, 12/07/20	100	100,957
3.00%, 02/19/25	133	130,516
3.00%, 04/22/26	100	96,614
3.00%, 10/23/26	90	86,669
3.30%, 09/09/24	480	484,277
3.50%, 03/08/22	200	208,462
3.55%, 09/29/25	125	126,749
4.10%, 06/03/26	25	25,803
4.65%, 11/04/44	25	25,267
4.90%, 11/17/45	200	210,170
5.38%, 11/02/43	50	55,494
5.61%, 01/15/44	225	258,111
Series N
2.15%, 01/30/20	300	300,714
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	498,930
Westpac Banking Corp.
1.95%, 11/23/18	100	100,182

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
2.30%, 05/26/20	$350	$350,920
2.60%, 11/23/20	200	201,816
2.70%, 08/19/26	250	239,280
2.80%, 01/11/22	100	101,178
3.35%, 03/08/27	100	100,462
Woori Bank
2.63%, 07/20/21[d]	200	198,850
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	203,108

		63,532,648
BEVERAGES — 0.67%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	350	350,518
2.63%, 01/17/23	150	149,013
2.65%, 02/01/21 (Call 01/01/21)	700	708,253
3.65%, 02/01/26 (Call 11/01/25)	300	306,486
3.70%, 02/01/24	250	260,972
4.00%, 01/17/43	400	381,980
4.63%, 02/01/44	200	209,004
4.70%, 02/01/36 (Call 08/01/35)	100	107,178
4.90%, 02/01/46 (Call 08/01/45)	400	436,424
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	100	99,659
3.75%, 01/15/22	200	210,478
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)[b]	100	95,117
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	50,991
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	25	25,646
Coca-Cola Co. (The)
1.38%, 05/30/19	25	24,914
1.55%, 09/01/21	100	98,050
1.65%, 11/01/18	220	220,887
1.88%, 10/27/20	25	25,038
2.25%, 09/01/26	35	33,167
2.88%, 10/27/25	100	100,124
3.20%, 11/01/23	100	103,726
Constellation Brands Inc.
4.25%, 05/01/23	100	106,831
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	200	199,548

Security	Principal (000s)	Value
5.75%, 10/23/17	$25	$25,519
Diageo Investment Corp.
4.25%, 05/11/42	150	154,371
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)[c]	50	51,359
3.40%, 11/15/25 (Call 08/15/25)	35	35,372
3.43%, 06/15/27 (Call 03/15/27)	50	50,335
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	150	147,205
3.00%, 07/15/26 (Call 04/15/26)	40	38,445
4.20%, 07/15/46 (Call 01/15/46)	125	118,557
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	550	554,818
2.25%, 01/07/19 (Call 12/07/18)	50	50,584
2.38%, 10/06/26 (Call 07/06/26)	100	95,418
3.10%, 07/17/22 (Call 05/17/22)	50	51,641
3.60%, 03/01/24 (Call 12/01/23)	50	52,700
4.45%, 04/14/46 (Call 10/14/45)	50	53,843
5.50%, 01/15/40	100	122,451
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)[b]	150	149,441

		6,056,063
BIOTECHNOLOGY — 0.27%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	25	23,750
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	100	96,624
2.60%, 08/19/26 (Call 05/19/26)	50	46,844
3.13%, 05/01/25 (Call 02/01/25)	100	99,312
3.63%, 05/15/22 (Call 02/15/22)	50	52,266
4.40%, 05/01/45 (Call 11/01/44)	100	98,624
4.56%, 06/15/48 (Call 12/15/47)	50	50,220
4.66%, 06/15/51 (Call 12/15/50)	173	173,932
4.95%, 10/01/41	125	132,371
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	50	50,808
4.00%, 06/23/25 (Call 03/23/25)	40	41,207
5.25%, 06/23/45 (Call 12/23/44)	100	110,885
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	190	199,183
Celgene Corp.
2.88%, 08/15/20	200	203,688
3.55%, 08/15/22	50	51,874

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
3.88%, 08/15/25 (Call 05/15/25)	$250	$258,865
4.63%, 05/15/44 (Call 11/15/43)	75	75,442
5.00%, 08/15/45 (Call 02/15/45)	25	26,707
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	25	4,000
9.50%, 10/21/22 (Call 12/15/18)[b]	25	4,875
Gilead Sciences Inc.
2.55%, 09/01/20	75	75,992
3.50%, 02/01/25 (Call 11/01/24)	100	101,601
4.15%, 03/01/47 (Call 09/01/46)	190	179,654
4.50%, 02/01/45 (Call 08/01/44)	275	274,304

		2,433,028
BUILDING MATERIALS — 0.22%
Airxcel Inc.
8.50%, 02/15/22 (Call 02/15/19)[b]	50	51,500
BMC East LLC
5.50%, 10/01/24 (Call 10/01/19)[b]	25	26,031
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	25,688
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	25,938
10.75%, 08/15/23 (Call 08/15/18)[b]	25	29,188
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[d]	200	215,250
Griffon Corp.
5.25%, 03/01/22 (Call 05/30/17)	25	25,563
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	108,867
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[g]	50	51,511
3.90%, 02/14/26 (Call 11/14/25)	40	41,857
4.50%, 02/15/47 (Call 08/15/46)	50	51,277
6.00%, 01/15/36	50	59,828
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	75	74,712
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	40	40,500
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	51,211
4.45%, 04/01/25 (Call 01/01/25)	75	79,699
7.13%, 03/15/20	25	28,188

Security	Principal (000s)	Value
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$100	$104,779
7.00%, 12/01/36	75	93,707
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 05/30/17)	25	26,125
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b]	15	15,525
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	150	156,375
6.00%, 10/15/25 (Call 10/15/20)[b]	75	80,062
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[c]	50	52,375
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)[b]	80	83,600
Votorantim Cimentos SA
7.25%, 04/05/41[d]	200	204,250
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	52,876
7.50%, 06/15/21	100	117,892

		1,974,374
CHEMICALS — 0.71%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	175	176,391
5.25%, 01/15/45 (Call 07/15/44)	100	109,279
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)[b]	200	192,579
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)	25	25,344
4.75%, 08/15/22 (Call 05/15/22)	50	52,125
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	50	60,500
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	206,752
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	210,000
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	23,983
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	55,939
CF Industries Inc.
3.45%, 06/01/23[c]	25	23,313
4.95%, 06/01/43	25	21,054

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
5.15%, 03/15/34	$20	$18,100
5.38%, 03/15/44	25	21,781
6.88%, 05/01/18	100	104,470
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	50	53,500
7.00%, 05/15/25 (Call 05/15/20)	50	54,937
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	175	177,434
3.50%, 10/01/24 (Call 07/01/24)	25	25,695
4.25%, 11/15/20 (Call 08/15/20)	50	53,029
4.38%, 11/15/42 (Call 05/15/42)	25	25,144
5.25%, 11/15/41 (Call 05/15/41)	65	72,489
8.55%, 05/15/19	100	112,863
9.40%, 05/15/39	50	80,424
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	272	276,314
3.60%, 08/15/22 (Call 05/15/22)	13	13,479
3.80%, 03/15/25 (Call 12/15/24)	76	78,310
4.80%, 09/01/42 (Call 03/01/42)	56	58,020
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	74,096
4.63%, 01/15/20	250	266,295
6.00%, 07/15/18	125	131,297
FMC Corp.
5.20%, 12/15/19	250	267,808
Hexion Inc.
6.63%, 04/15/20 (Call 05/30/17)	50	47,250
10.38%, 02/01/22 (Call 02/01/19)[b]	50	51,250
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/30/17)	25	19,375
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)[c]	50	52,563
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[b,c]	200	203,500
INVISTA Finance LLC
4.25%, 10/15/19[b]	25	25,688
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[b]	25	25,906

Security	Principal (000s)	Value
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	$100	$105,000
LYB International Finance BV
4.00%, 07/15/23	100	105,226
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	125	117,662
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	50	48,264
Mexichem SAB de CV
5.88%, 09/17/44[d]	200	197,900
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	25	22,810
4.20%, 07/15/34 (Call 01/15/34)	150	148,939
4.40%, 07/15/44 (Call 01/15/44)	29	28,423
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[c]	185	193,517
5.63%, 11/15/43 (Call 05/15/43)	25	25,843
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[b]	25	25,594
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	100	104,125
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	211,500
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[b,c]	25	25,625
10.38%, 05/01/21 (Call 05/01/18)[b]	50	55,687
PolyOne Corp.
5.25%, 03/15/23	25	25,688
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	100	96,383
5.63%, 12/01/40	30	34,270
PPG Industries Inc.
3.60%, 11/15/20	25	26,098
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[b]	25	27,125
Praxair Inc.
1.25%, 11/07/18	100	99,587
2.65%, 02/05/25 (Call 11/05/24)	250	246,707
3.55%, 11/07/42 (Call 05/07/42)	25	24,053

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Rain CII Carbon LLC/CII Carbon Corp.
7.25%, 04/01/25 (Call 04/01/20)[b]	$100	$100,250
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	45,875
Syngenta Finance NV
3.13%, 03/28/22	175	177,084
TPC Group Inc.
8.75%, 12/15/20 (Call 05/30/17)[b]	25	23,250
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	52,250
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	61	56,294
Versum Materials Inc.
5.50%, 09/30/24 (Call 09/30/21)[b]	25	25,969
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	400	415,636

		6,440,910
COAL — 0.04%
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25[d]	200	203,862
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	21	22,444
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 05/30/17)	75	73,125
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 04/01/23 (Call 04/01/20)[b]	25	23,781
Peabody Energy Corp.
6.38%, 03/31/25 (Call 03/31/20)[b]	25	25,375

		348,587
COMMERCIAL SERVICES — 0.44%
ADT Corp. (The)
3.50%, 07/15/22	50	48,375
4.13%, 06/15/23	25	24,375
4.88%, 07/15/32[b]	50	43,625
5.25%, 03/15/20	25	26,313
6.25%, 10/15/21	25	27,423
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[b]	25	21,500

Security	Principal (000s)	Value
APX Group Inc.
6.38%, 12/01/19 (Call 05/30/17)	$29	$30,015
7.88%, 12/01/22 (Call 12/01/18)[b]	100	109,000
7.88%, 12/01/22 (Call 12/01/18)	50	54,500
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	490	496,100
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b,c]	50	48,625
5.25%, 03/15/25 (Call 03/15/20)[b]	25	23,563
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	52,090
Cardtronics Inc./Cardtronics USA Inc.
5.50%, 05/01/25 (Call 05/01/20)[b]	60	61,275
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	25	25,563
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	25	20,375
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/30/17)[b]	25	26,375
DP World Ltd.
6.85%, 07/02/37[b]	100	117,500
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	25	24,053
3.25%, 01/14/23 (Call 11/14/22)	200	205,052
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	50	50,804
5.63%, 03/15/42[b]	150	165,014
7.00%, 10/15/37[b]	100	125,691
Flexi-Van Leasing Inc.
7.88%, 08/15/18 (Call 05/30/17)[b]	44	40,700
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/19 (Call 05/30/17)	27	26,730
GW Honos Security Corp.
8.75%, 05/15/25	30	30,600
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[b]	45	48,937
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[b,c]	25	21,563
5.88%, 10/15/20 (Call 05/30/17)[c]	25	23,313

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
6.75%, 04/15/19 (Call 05/30/17)[c]	$36	$35,910
7.38%, 01/15/21 (Call 05/30/17)[c]	50	48,125
IHS Markit Ltd.
5.00%, 11/01/22 (Call 08/01/22)[b]	25	26,719
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	50	52,125
Johns Hopkins University
Series 2013
4.08%, 07/01/53	25	25,704
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[b]	50	51,375
9.25%, 09/01/19 (Call 05/30/17)[b]	50	52,500
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[b]	50	50,375
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[b]	25	25,813
Massachusetts Institute of Technology
4.68%, 07/01/14	160	168,979
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/30/17)[c]	25	24,250
Moody’s Corp.
5.25%, 07/15/44	50	56,717
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 05/15/17)[b]	25	25,031
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	50	50,062
5.50%, 10/01/21 (Call 05/30/17)[b]	25	25,969
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/30/17)	50	50,937
5.00%, 04/15/22 (Call 05/30/17)[b,c]	50	51,437
Northwestern University
3.87%, 12/01/48	25	25,120
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	75	68,879
3.62%, 10/01/37	15	15,055
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	105	114,712

Security	Principal (000s)	Value
RR Donnelley & Sons Co.
7.88%, 03/15/21[c]	$50	$54,000
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	100	107,013
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	75	77,344
5.38%, 05/15/24 (Call 05/15/19)	25	26,406
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	51,625
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	51,902
5.50%, 05/15/27 (Call 05/15/22)	30	30,863
5.75%, 11/15/24 (Call 05/15/19)	50	52,875
5.88%, 09/15/26 (Call 09/15/21)	50	52,750
7.63%, 04/15/22 (Call 05/30/17)	18	18,788
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	20	19,472
University of Southern California
3.03%, 10/01/39	300	275,886
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	51,137

		3,934,904
COMPUTERS — 0.76%
Apple Inc.
1.00%, 05/03/18	10	9,974
1.10%, 08/02/19	150	148,438
2.00%, 05/06/20	140	141,051
2.10%, 05/06/19	350	353,594
2.25%, 02/23/21 (Call 01/23/21)	600	605,274
2.50%, 02/09/25	100	97,790
2.85%, 05/06/21	150	154,352
3.00%, 02/09/24 (Call 12/09/23)	150	152,955
3.45%, 05/06/24	50	52,243
3.45%, 02/09/45	250	227,810
3.85%, 05/04/43	25	24,327
4.50%, 02/23/36 (Call 08/23/35)	100	109,428
4.65%, 02/23/46 (Call 08/23/45)	150	163,393
Computer Sciences Corp.
4.45%, 09/15/22	150	159,820
Conduent Finance Inc./Xerox Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	50	58,000

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Dell Inc.
5.65%, 04/15/18	$50	$51,830
5.88%, 06/15/19	100	106,492
7.10%, 04/15/28	25	27,125
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	100	102,310
4.42%, 06/15/21 (Call 05/15/21)[b]	275	288,830
5.88%, 06/15/21 (Call 06/15/18)[b]	25	26,500
6.02%, 06/15/26 (Call 03/15/26)[b]	195	214,479
7.13%, 06/15/24 (Call 06/15/19)[b]	150	165,801
8.35%, 07/15/46 (Call 01/15/46)[b]	125	161,723
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)	45	50,175
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)[b]	25	25,595
4.75%, 04/15/27 (Call 01/15/27)[b]	25	25,816
EMC Corp.
1.88%, 06/01/18	50	49,780
3.38%, 06/01/23 (Call 03/01/23)[c]	100	96,380
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 05/30/17)[b]	25	25,625
9.25%, 03/01/21 (Call 05/30/17)[b]	25	24,125
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	150	151,730
4.40%, 10/15/22 (Call 08/15/22)	100	105,523
4.90%, 10/15/25 (Call 07/15/25)	25	26,184
6.35%, 10/15/45 (Call 04/15/45)	115	119,538
HP Inc.
4.30%, 06/01/21	100	105,760
4.38%, 09/15/21	150	159,627
4.65%, 12/09/21	150	161,892
6.00%, 09/15/41	50	52,140
International Business Machines Corp.
1.63%, 05/15/20	200	198,892
1.80%, 05/17/19	500	502,045
1.95%, 02/12/19	200	201,290
2.25%, 02/19/21	100	100,747
3.30%, 01/27/27	100	101,313
3.38%, 08/01/23	100	104,133
4.00%, 06/20/42	100	99,735
8.38%, 11/01/19	25	28,984
Leidos Holdings Inc. Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	24,146

Security	Principal (000s)	Value
Leidos Inc.
5.50%, 07/01/33	$25	$23,406
NCR Corp.
4.63%, 02/15/21 (Call 05/30/17)	25	25,625
5.00%, 07/15/22 (Call 07/15/17)	90	91,800
6.38%, 12/15/23 (Call 12/15/18)	25	26,800
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	150	151,522
Seagate HDD Cayman
4.75%, 06/01/23	100	101,406
4.88%, 06/01/27 (Call 03/01/27)	100	96,476
Western Digital Corp.
7.38%, 04/01/23 (Call 04/01/19)[b]	100	109,500
10.50%, 04/01/24 (Call 04/01/19)	100	117,750

		6,888,999
COSMETICS & PERSONAL CARE — 0.08%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	25	26,875
Avon Products Inc.
6.50%, 03/01/19	50	52,034
7.00%, 03/15/23	75	72,187
Colgate-Palmolive Co.
0.90%, 05/01/18	50	49,786
4.00%, 08/15/45	50	52,386
Edgewell Personal Care Co.
4.70%, 05/24/22	50	53,267
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	50	52,276
Procter & Gamble Co. (The)
2.30%, 02/06/22	75	75,845
2.45%, 11/03/26	100	96,822
3.10%, 08/15/23	60	62,165
5.55%, 03/05/37	50	65,710
Revlon Consumer Products Corp.
6.25%, 08/01/24 (Call 08/01/19)	50	48,750

		708,103
DISTRIBUTION & WHOLESALE — 0.03%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b]	25	26,625
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	55	56,444

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	$25	$24,750
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	15	15,684
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[b]	25	26,562
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	50	50,250
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b]	25	26,063
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	23,521

		249,899
DIVERSIFIED FINANCIAL SERVICES — 1.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	150	155,408
4.50%, 05/15/21	150	158,721
4.63%, 10/30/20	150	159,090
4.63%, 07/01/22	150	159,775
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	150	151,166
3.00%, 09/15/23 (Call 07/15/23)	225	221,348
Aircastle Ltd.
5.00%, 04/01/23	50	53,375
5.13%, 03/15/21[c]	40	42,650
6.25%, 12/01/19	50	54,225
Alliance Data Systems Corp.
5.88%, 11/01/21 (Call 11/01/18)[b]	100	103,500
Ally Financial Inc.
3.75%, 11/18/19	50	50,870
4.13%, 03/30/20	50	51,216
4.13%, 02/13/22	50	50,313
4.25%, 04/15/21	25	25,563
4.63%, 05/19/22	25	25,500
4.63%, 03/30/25	50	49,344
4.75%, 09/10/18	50	51,500
5.13%, 09/30/24	100	102,125
5.75%, 11/20/25 (Call 10/20/25)[c]	25	25,594
8.00%, 03/15/20	50	56,437
8.00%, 11/01/31	65	77,350

Security	Principal (000s)	Value
American Express Co.
2.65%, 12/02/22	$25	$24,952
3.63%, 12/05/24 (Call 11/04/24)	100	102,030
4.05%, 12/03/42	50	49,623
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	300	298,587
2.38%, 05/26/20 (Call 04/25/20)	350	352,905
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	50,684
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	75	72,816
3.70%, 10/15/24	150	155,490
4.00%, 10/15/23	200	212,380
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (Call 05/15/20)[b]	25	24,813
Azure Nova International Finance Ltd.
2.63%, 11/01/21[d]	200	195,657
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	25	24,064
5.00%, 06/15/44[b]	25	26,093
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	25	25,469
CDP Financial Inc.
3.15%, 07/24/24[b]	250	256,288
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	25	24,917
3.45%, 02/13/26 (Call 11/13/25)	40	41,208
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	200	201,078
CIT Group Inc.
3.88%, 02/19/19	50	51,375
5.00%, 08/15/22	70	75,306
5.00%, 08/01/23	25	26,875
5.25%, 03/15/18	50	51,590
5.50%, 02/15/19[b]	34	35,913
CME Group Inc.
3.00%, 09/15/22	175	179,772
5.30%, 09/15/43 (Call 03/15/43)	75	90,871
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	202,436
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	25	27,000
Franklin Resources Inc.
2.85%, 03/30/25	100	98,414

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	$381	$383,758
3.37%, 11/15/25	264	273,934
4.42%, 11/15/35	400	427,428
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	100	100,955
HSBC Finance Corp.
6.68%, 01/15/21	125	141,840
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 05/30/17)	50	50,625
5.88%, 02/01/22 (Call 08/01/17)	50	51,438
6.00%, 08/01/20 (Call 05/30/17)	75	77,625
6.75%, 02/01/24 (Call 02/01/20)[b]	50	52,187
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21[d]	200	197,148
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b,c]	27	23,760
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	50	52,105
4.00%, 10/15/23	50	53,268
International Lease Finance Corp.
5.88%, 04/01/19	200	212,976
5.88%, 08/15/22	125	140,577
8.63%, 01/15/22	50	61,605
Invesco Finance PLC
3.13%, 11/30/22	25	25,491
4.00%, 01/30/24	150	158,689
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	53,423
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 05/30/17)[b]	200	204,500
Jefferies Group LLC
4.85%, 01/15/27	100	103,743
5.13%, 01/20/23	150	162,027
6.25%, 01/15/36	25	26,585
KCG Holdings Inc.
6.88%, 03/15/20 (Call 05/30/17)[b]	25	26,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[b]	40	41,050

Security	Principal (000s)	Value
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	$50	$49,262
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[b]	200	213,250
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[b]	100	101,500
Mastercard Inc.
2.00%, 04/01/19	100	100,736
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	100	100,879
5.55%, 01/15/20	100	108,075
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	100	99,803
3.25%, 11/01/25 (Call 08/01/25)	100	101,334
4.02%, 11/01/32 (Call 05/01/32)	75	78,924
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/30/17)	50	50,750
9.63%, 05/01/19 (Call 05/30/17)	25	25,719
Navient Corp.
4.88%, 06/17/19	50	51,620
5.50%, 01/15/19	50	51,937
5.50%, 01/25/23	25	24,734
5.63%, 08/01/33	25	20,000
6.13%, 03/25/24	100	99,000
6.50%, 06/15/22	50	51,687
7.25%, 09/25/23	25	26,125
8.00%, 03/25/20	50	54,875
8.45%, 06/15/18	100	106,625
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/30/17)	50	51,562
NFP Corp.
9.00%, 07/15/21 (Call 05/30/17)[b]	25	26,438
Nomura Holdings Inc.
2.75%, 03/19/19	150	151,287
6.70%, 03/04/20	50	55,675
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	21,563
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 05/30/17)[b]	25	26,281
7.25%, 12/15/21 (Call 12/15/17)[b]	50	52,005

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	$100	$128,228
Protective Life Global Funding
2.00%, 09/14/21[b]	250	242,867
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	50	50,500
Raymond James Financial Inc.
3.63%, 09/15/26	100	99,889
Springleaf Finance Corp.
5.25%, 12/15/19	25	25,380
8.25%, 12/15/20	36	39,445
Stifel Financial Corp.
4.25%, 07/18/24	125	127,441
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	45	45,343
3.00%, 08/15/19 (Call 07/15/19)	280	284,547
4.50%, 07/23/25 (Call 04/24/25)	175	181,741
Vertiv Intermediate Holding Corp. 12.00% (13.00% PIK),
02/15/22 (Call 02/15/19)[b,e]	50	53,375
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	50	50,889
3.15%, 12/14/25 (Call 09/14/25)	400	406,424
4.15%, 12/14/35 (Call 06/14/35)	100	105,910
4.30%, 12/14/45 (Call 06/14/45)	25	26,819

		11,676,857
ELECTRIC — 2.31%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[d]	200	202,476
6.25%, 09/16/19[b]	100	109,302
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	50	50,500
5.50%, 03/15/24 (Call 03/15/19)	25	25,688
5.50%, 04/15/25 (Call 04/15/20)	50	51,250
7.38%, 07/01/21 (Call 06/01/21)	50	57,000
8.00%, 06/01/20	34	39,270
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	35	35,084
4.30%, 01/02/46 (Call 07/02/45)	50	51,616
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	85	86,184

Security	Principal (000s)	Value
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	$50	$51,045
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	150	152,050
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	75	77,034
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	110	104,242
4.35%, 11/15/45 (Call 05/15/45)	50	52,276
8.75%, 03/01/19	50	56,043
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	200	210,708
5.15%, 11/15/43 (Call 05/15/43)	75	86,020
6.13%, 04/01/36	25	31,345
6.50%, 09/15/37	25	32,859
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[b]	50	50,313
5.38%, 01/15/23 (Call 10/15/18)[c]	50	49,250
5.75%, 01/15/25 (Call 10/15/19)[c]	75	72,562
5.88%, 01/15/24 (Call 11/01/18)[b]	75	78,750
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	50	55,187
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	204,800
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	50	49,902
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	100	110,037
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	198,822
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	151,782
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	207,250
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,215
3.70%, 03/01/45 (Call 09/01/44)	25	24,012
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	15	19,198

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	$100	$102,151
3.85%, 06/15/46 (Call 12/15/45)	50	48,528
4.45%, 03/15/44 (Call 09/15/43)	175	186,669
Dominion Resources Inc./VA
1.88%, 01/15/19	50	49,873
2.50%, 12/01/19 (Call 11/01/19)	225	227,245
2.75%, 01/15/22 (Call 12/15/21)	100	99,975
7.00%, 06/15/38	30	38,437
Series B
5.95%, 06/15/35	30	35,660
Series D
2.85%, 08/15/26 (Call 05/15/26)[c]	200	189,086
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	26,750
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	48,463
4.30%, 07/01/44 (Call 01/01/44)	50	53,202
5.70%, 10/01/37	40	49,030
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	150	141,967
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	230,500
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	325	326,443
5.30%, 02/15/40	25	29,976
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	250	242,912
2.10%, 06/15/18 (Call 05/15/18)	150	150,530
2.65%, 09/01/26 (Call 06/01/26)	25	23,613
3.75%, 04/15/24 (Call 01/15/24)	200	208,102
4.80%, 12/15/45 (Call 06/15/45)	100	106,896
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	250	253,100
6.40%, 06/15/38	25	33,298
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	25	25,737
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	50	44,125
6.75%, 11/01/19 (Call 05/30/17)	50	50,750
7.38%, 11/01/22 (Call 11/01/18)	125	119,687
7.63%, 11/01/24 (Call 11/01/19)[c]	50	45,750

Security	Principal (000s)	Value
EDP Finance BV
4.90%, 10/01/19[b]	$100	$105,015
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b]	50	51,066
4.88%, 01/22/44[b]	10	10,145
4.95%, 10/13/45 (Call 04/13/45)[b]	50	51,199
5.25%, 10/13/55 (Call 04/13/55)[b]	300	306,004
6.50%, 01/26/19[b]	175	187,888
VRN, (10 year USD Swap + 3.709%)
5.25%, 01/29/49 (Call 01/29/23)[b]	100	100,000
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	50	49,903
4.75%, 06/15/46 (Call 12/15/45)	50	50,871
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	50	49,740
Enel Finance International NV
6.00%, 10/07/39[b]	150	172,850
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	150	154,326
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	150	143,678
4.00%, 07/15/22 (Call 05/15/22)	75	79,264
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	100	94,336
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	205,540
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	315	312,284
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	25	25,368
3.50%, 06/01/22 (Call 05/01/22)	25	25,510
3.95%, 06/15/25 (Call 03/15/25)	775	804,799
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	500	507,380
5.60%, 06/15/42 (Call 12/15/41)	55	53,100
6.25%, 10/01/39	100	104,235
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	400	416,024
Series C
7.38%, 11/15/31	175	230,664
FirstEnergy Solutions Corp.
6.80%, 08/15/39	175	75,687

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$55	$56,683
4.05%, 10/01/44 (Call 04/01/44)	55	56,757
5.95%, 02/01/38	100	128,816
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[b]	65	63,250
3.06%, 10/04/26 (Call 07/04/26)[b]	175	166,173
GenOn Energy Inc.
9.50%, 10/15/18	50	31,250
Georgia Power Co.
1.95%, 12/01/18	175	175,007
4.30%, 03/15/42	100	99,597
5.40%, 06/01/40	165	185,175
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[d]	200	191,548
Hydro-Quebec
9.38%, 04/15/30	75	119,712
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	100	100,606
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	207,584
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	101,513
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	58,523
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	202,047
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	26,251
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	25,387
Majapahit Holding BV
7.75%, 01/20/20[d]	120	135,240
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	202,296
4.25%, 05/01/46 (Call 11/01/45)	175	183,538
5.75%, 11/01/35	25	30,735
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[b]	25	29,671
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	25	24,999
3.63%, 06/15/23 (Call 03/15/23)	75	76,610
6.00%, 03/01/19	25	26,753

Security	Principal (000s)	Value
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[b]	$100	$102,755
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	50	51,486
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	25,470
6.25%, 05/01/24 (Call 05/01/19)[c]	25	24,913
6.63%, 03/15/23 (Call 09/15/17)	79	80,185
6.63%, 01/15/27 (Call 07/15/21)	50	49,500
7.25%, 05/15/26 (Call 05/15/21)	50	51,125
7.88%, 05/15/21 (Call 05/30/17)[c]	7	7,175
NRG Yield Operating LLC
5.00%, 09/15/26 (Call 09/15/21)[b]	100	98,000
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	100	95,909
3.25%, 11/15/25 (Call 08/15/25)	125	125,787
Oglethorpe Power Corp.
4.20%, 12/01/42	75	69,245
4.25%, 04/01/46 (Call 10/01/45)	100	92,732
6.10%, 03/15/19	130	139,275
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	125	148,225
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	100	98,736
3.50%, 10/01/20 (Call 07/01/20)	50	52,019
4.00%, 12/01/46 (Call 06/01/46)	50	49,975
4.25%, 03/15/46 (Call 09/15/45)	125	128,196
4.75%, 02/15/44 (Call 08/15/43)	25	27,823
6.05%, 03/01/34	225	283,205
8.25%, 10/15/18	100	108,927
PECO Energy Co.
5.95%, 10/01/36	25	31,060
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	218,260
Portland General Electric Co.
6.10%, 04/15/19	25	26,987
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	50	51,222
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,503
3.95%, 03/15/24 (Call 12/15/23)	75	77,981
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	51,403

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
4.15%, 10/01/45 (Call 04/01/45)	$25	$25,656
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	125	135,598
PSEG Power LLC
8.63%, 04/15/31	120	149,810
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	98,835
3.55%, 06/15/46 (Call 12/15/45)	100	92,190
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	25,584
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	59,383
3.05%, 11/15/24 (Call 08/15/24)	100	100,728
4.05%, 05/01/45 (Call 11/01/44)	50	50,336
4.15%, 11/01/45 (Call 05/01/45)	50	51,189
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	199,184
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	25,917
5.76%, 10/01/39	81	97,907
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	96,076
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[d]	200	207,972
Sierra Pacific Power Co. Series T
3.38%, 08/15/23 (Call 05/15/23)	200	205,790
South Carolina Electric & Gas Co.
6.05%, 01/15/38	50	59,576
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	125	132,529
4.65%, 10/01/43 (Call 04/01/43)	100	110,839
6.00%, 01/15/34	42	52,581
Series 06-E
5.55%, 01/15/37	100	120,508
Series C
3.60%, 02/01/45 (Call 08/01/44)	50	47,577
Southern Co. (The)
1.85%, 07/01/19	50	49,728
2.15%, 09/01/19 (Call 08/01/19)	200	200,002
2.35%, 07/01/21 (Call 06/01/21)	75	74,056
2.95%, 07/01/23 (Call 05/01/23)	171	170,335

Security	Principal (000s)	Value
3.25%, 07/01/26 (Call 04/01/26)	$100	$97,118
4.40%, 07/01/46 (Call 01/01/46)	50	49,678
Southern Power Co.
1.95%, 12/15/19	150	149,112
2.38%, 06/01/20 (Call 05/01/20)	50	50,001
4.15%, 12/01/25 (Call 09/01/25)	25	26,110
5.15%, 09/15/41	275	284,908
Southwestern Electric Power Co.
Series K
2.75%, 10/01/26 (Call 07/01/26)	100	95,451
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	200	201,836
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26[d]	200	191,955
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[c]	25	19,375
4.63%, 07/15/19 (Call 04/15/19)[b,c]	7	6,895
6.50%, 05/01/18	25	25,188
6.50%, 06/01/25 (Call 06/01/20)[c]	50	39,750
9.50%, 07/15/22 (Call 07/15/20)[b]	50	46,750
Tampa Electric Co.
6.55%, 05/15/36	90	113,483
TECO Finance Inc.
5.15%, 03/15/20	150	159,922
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[b]	25	27,750
TransAlta Corp.
6.50%, 03/15/40	111	105,268
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	100	96,601
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	120	120,785
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	80	82,236
4.45%, 02/15/44 (Call 08/15/43)	50	53,402
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	50,133
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	100	103,144

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	$50	$50,170
4.25%, 12/01/45 (Call 06/01/45)	20	20,059
4.63%, 09/01/43 (Call 03/01/43)	25	26,673
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	50	49,943
4.30%, 12/15/45 (Call 06/15/45)	40	41,218
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	100	100,652
4.70%, 05/15/20 (Call 11/15/19)	200	211,940

		20,875,595
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[b]	50	51,250
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	102,782
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	52,125
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	50	49,500
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/19)	50	51,375

		307,032
ELECTRONICS — 0.17%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	151,713
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	25,593
3.20%, 04/01/24 (Call 02/01/24)	50	50,506
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	150	157,777
Avnet Inc.
4.88%, 12/01/22	25	26,350
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	146,224
4.75%, 03/15/42	50	51,154
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	50	53,053
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[b]	125	124,835
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	23,944
4.25%, 03/01/21	200	215,964

Security	Principal (000s)	Value
5.38%, 03/01/41	$150	$184,879
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	75	75,276
Jabil Circuit Inc.
4.70%, 09/15/22	25	26,218
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	100	103,844
Koninklijke Philips NV
3.75%, 03/15/22	100	105,150

		1,522,480
ENERGY – ALTERNATE SOURCES — 0.02%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[b]	25	26,500
Pattern Energy Group Inc.
5.88%, 02/01/24 (Call 02/01/20)[b]	65	66,706
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[b,g]	50	51,688

		144,894
ENGINEERING & CONSTRUCTION — 0.06%
ABB Finance USA Inc.
2.88%, 05/08/22	75	76,324
AECOM
5.13%, 03/15/27 (Call 12/15/26)[b]	100	100,115
5.75%, 10/15/22 (Call 10/15/17)	50	52,562
5.88%, 10/15/24 (Call 07/15/24)	25	26,825
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)[b]	25	26,688
MasTec Inc.
4.88%, 03/15/23 (Call 03/15/18)	25	25,000
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)[d]	200	197,770
Tutor Perini Corp.
7.63%, 11/01/18 (Call 05/20/17)	50	50,100

		555,384
ENTERTAINMENT — 0.13%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	50	51,562
5.88%, 11/15/26 (Call 11/15/21)[b]	35	35,634
6.13%, 05/15/27 (Call 05/15/22)[b]	50	51,063
CCM Merger Inc.
9.13%, 05/01/19 (Call 05/01/17)[b]	19	19,433

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	$50	$51,750
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	50,750
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	50	51,375
4.88%, 11/01/20 (Call 08/01/20)	50	53,250
5.38%, 04/15/26	50	52,750
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	218,000
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[b]	30	31,350
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 05/30/17)[b]	44	44,330
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[b]	50	50,375
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)[b]	25	25,813
Regal Entertainment Group
5.75%, 03/15/22 (Call 05/30/17)	50	52,250
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	50	53,531
10.00%, 12/01/22 (Call 12/01/18)	100	108,500
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	85	85,744
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[b]	25	25,313
6.75%, 04/15/22 (Call 05/30/17)[b]	50	52,755

		1,165,528
ENVIRONMENTAL CONTROL — 0.08%
Advanced Disposal Services Inc.
5.63%, 11/15/24 (Call 11/15/19)[b]	25	25,719
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/30/17)	50	51,208
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[c]	115	115,575
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	73,341
3.20%, 03/15/25 (Call 12/15/24)	150	151,090

Security	Principal (000s)	Value
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	$100	$101,554
4.60%, 03/01/21 (Call 12/01/20)	200	215,738
4.75%, 06/30/20	25	26,959

		761,184
FOOD — 0.62%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[b]	25	24,313
6.63%, 06/15/24 (Call 06/15/19)[b]	115	117,587
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)	65	66,546
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 05/30/17)[b]	50	50,010
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 07/15/17)[b]	50	49,375
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	101,310
Chobani LLC/Chobani Finance Corp. Inc.
7.50%, 04/15/25 (Call 04/15/20)[b]	45	46,406
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	290	292,801
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	50	52,750
Dole Food Co. Inc.
7.25%, 06/15/25 (Call 06/15/20)[b]	50	51,813
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[b]	25	20,774
General Mills Inc.
2.20%, 10/21/19	200	201,126
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	175	164,715
4.13%, 12/01/20	150	161,052
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	50,250
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	100	103,250
7.25%, 06/01/21 (Call 05/29/17)[b]	200	205,500
JM Smucker Co. (The)
3.50%, 03/15/25	230	235,154

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Kellogg Co.
4.00%, 12/15/20	$100	$105,781
4.50%, 04/01/46	75	74,876
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	50	50,761
3.00%, 06/01/26 (Call 03/01/26)	150	142,809
3.50%, 07/15/22 (Call 05/15/22)	25	25,781
3.95%, 07/15/25 (Call 04/15/25)	225	231,007
4.38%, 06/01/46 (Call 12/01/45)	75	71,215
4.88%, 02/15/25 (Call 02/15/20)[b]	85	91,015
5.00%, 06/04/42	25	25,758
5.20%, 07/15/45 (Call 01/15/45)	150	159,234
5.38%, 02/10/20	50	54,257
7.13%, 08/01/39[b]	125	161,118
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	100,390
2.65%, 10/15/26 (Call 07/15/26)	100	93,152
3.85%, 08/01/23 (Call 05/01/23)	100	104,696
5.15%, 08/01/43 (Call 02/01/43)	200	215,980
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[b]	50	51,625
4.88%, 11/01/26 (Call 11/01/21)[b]	100	103,125
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	200	193,691
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b]	25	26,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 01/15/24 (Call 01/15/19)	50	53,312
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b]	60	59,700
5.50%, 03/01/25 (Call 03/01/20)[b]	85	88,825
7.75%, 03/15/24 (Call 09/15/18)[b]	50	55,562
8.00%, 07/15/25 (Call 07/15/20)[b]	25	28,438
Safeway Inc.
7.25%, 02/01/31	25	24,188
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 05/30/17)[b]	25	26,156
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	51,125

Security	Principal (000s)	Value
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	$100	$101,031
3.30%, 07/15/26 (Call 04/15/26)	100	99,196
3.75%, 10/01/25 (Call 07/01/25)	50	51,395
4.50%, 04/01/46 (Call 10/01/45)	50	50,646
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/30/17)	25	25,875
6.00%, 02/15/24 (Call 02/15/19)[b]	25	26,625
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	175	186,795
4.88%, 08/15/34 (Call 02/15/34)	165	171,610
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[b]	25	26,125
Unilever Capital Corp.
2.00%, 07/28/26	100	91,696
2.20%, 03/06/19	200	201,806
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	75	78,588

		5,575,697
FOOD SERVICE — 0.00%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	25	25,500

		25,500
FOREST PRODUCTS & PAPER — 0.11%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[b]	50	50,750
Clearwater Paper Corp.
5.38%, 02/01/25[b,c]	50	49,250
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b]	200	209,779
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	100	95,237
3.65%, 06/15/24 (Call 03/15/24)	100	102,674
4.80%, 06/15/44 (Call 12/15/43)	100	101,522
7.30%, 11/15/39	100	131,589
Inversiones CMPC SA
4.38%, 05/15/23[d]	200	204,233
PH Glatfelter Co.
5.38%, 10/15/20 (Call 05/30/17)	26	26,588
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/30/17)	50	47,625

		1,019,247

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
GAS — 0.24%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$50	$50,500
5.63%, 05/20/24 (Call 03/20/24)	50	50,875
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	25	25,144
4.15%, 01/15/43 (Call 07/15/42)	25	25,439
5.50%, 06/15/41 (Call 12/15/40)	15	17,839
Boston Gas Co.
4.49%, 02/15/42[b]	100	104,643
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,356
4.60%, 12/15/44 (Call 06/15/44)	25	25,227
KeySpan Corp.
8.00%, 11/15/30	10	13,472
Korea Gas Corp.
3.88%, 02/12/24[d]	400	419,055
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	50	53,160
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 05/30/17)	25	24,813
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	320	339,469
5.65%, 02/01/45 (Call 08/01/44)	50	59,565
5.95%, 06/15/41 (Call 12/15/40)	25	30,017
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[d]	200	213,015
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	51,078
3.75%, 11/15/25 (Call 08/15/25)	100	102,631
6.00%, 10/15/39	50	60,631
Southern California Gas Co.
1.55%, 06/15/18	55	54,968
2.60%, 06/15/26 (Call 03/15/26)	150	145,384
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	25	25,800
Transportadora de Gas del Peru SA
4.25%, 04/30/28[d]	200	203,750

		2,121,831

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 05/30/17)[b]	$25	$23,125
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	25	25,053
Stanley Black & Decker Inc. VRN, (3 mo. LIBOR US + 4.304%)
5.75%, 12/15/53 (Call 12/15/18)[c]	100	105,231

		153,409
HEALTH CARE – PRODUCTS — 0.46%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	50	50,517
3.40%, 11/30/23 (Call 09/30/23)	250	254,005
3.75%, 11/30/26 (Call 08/30/26)	50	50,577
3.88%, 09/15/25 (Call 06/15/25)	150	152,950
4.75%, 11/30/36 (Call 05/30/36)	200	207,080
5.30%, 05/27/40	100	107,991
Alere Inc.
6.50%, 06/15/20 (Call 05/30/17)	25	25,563
7.25%, 07/01/18 (Call 05/30/17)	50	50,500
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	90,132
Becton Dickinson and Co.
3.13%, 11/08/21	91	91,520
3.73%, 12/15/24 (Call 09/15/24)	50	50,343
4.69%, 12/15/44 (Call 06/15/44)	50	48,568
4.88%, 05/15/44 (Call 11/15/43)	100	95,700
Boston Scientific Corp.
2.65%, 10/01/18	150	151,392
3.85%, 05/15/25	150	154,114
7.00%, 11/15/35	50	61,074
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	50	53,484
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	25	22,063
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	25	26,125
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	25	26,250
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)[b]	25	25,313
5.75%, 09/01/23 (Call 09/01/18)[b]	25	26,125

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[b]	$50	$52,687
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[b]	25	26,656
12.50%, 11/01/21 (Call 05/01/19)[b]	25	28,000
Mallinckrodt International Finance SA
4.75%, 04/15/23[c]	50	42,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/30/17)[b]	40	39,900
5.50%, 04/15/25 (Call 04/15/20)[b]	50	45,500
5.63%, 10/15/23 (Call 10/15/18)[b,c]	25	23,875
5.75%, 08/01/22 (Call 08/01/17)[b,c]	25	24,563
Medtronic Inc.
2.50%, 03/15/20	200	203,660
3.50%, 03/15/25	100	103,358
3.63%, 03/15/24 (Call 12/15/23)	25	26,161
4.38%, 03/15/35	545	576,555
4.50%, 03/15/42 (Call 09/15/41)	25	26,383
4.63%, 03/15/45	50	54,326
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/30/17)[b]	25	23,000
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	100	100,983
3.38%, 05/15/24 (Call 02/15/24)	50	51,142
3.38%, 11/01/25 (Call 08/01/25)	35	35,395
4.63%, 03/15/46 (Call 09/15/45)	75	78,671
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)	50	50,750
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	24,043
3.00%, 04/15/23 (Call 02/15/23)	50	50,205
3.15%, 01/15/23 (Call 10/15/22)	100	101,309
3.65%, 12/15/25 (Call 09/15/25)	35	35,743
4.50%, 03/01/21	100	107,167
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	275	278,160
3.55%, 04/01/25 (Call 01/01/25)	50	49,926
4.25%, 08/15/35 (Call 02/15/35)	12	11,375

Security	Principal (000s)	Value
5.75%, 11/30/39	$50	$56,628

		4,150,132
HEALTH CARE – SERVICES — 0.70%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	28	28,973
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	125	125,615
2.80%, 06/15/23 (Call 04/15/23)	300	299,961
3.50%, 11/15/24 (Call 08/15/24)	25	25,808
4.75%, 03/15/44 (Call 09/15/43)	100	108,965
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/15/18)[b]	25	24,375
Anthem Inc.
2.25%, 08/15/19	125	125,474
3.30%, 01/15/23	201	204,240
4.63%, 05/15/42	25	25,623
4.65%, 08/15/44 (Call 02/15/44)	50	51,683
6.38%, 06/15/37	75	92,785
Ascension Health
4.85%, 11/15/53	25	27,614
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	25	25,938
4.75%, 01/15/25 (Call 01/15/20)	45	45,731
5.63%, 02/15/21 (Call 02/15/18)	55	57,819
6.13%, 02/15/24 (Call 02/15/19)	50	53,875
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/30/17)[c]	50	49,562
6.25%, 03/31/23 (Call 03/31/20)	140	142,450
6.88%, 02/01/22 (Call 02/01/18)[c]	100	82,750
7.13%, 07/15/20 (Call 05/30/17)	25	22,438
8.00%, 11/15/19 (Call 05/30/17)[c]	50	48,657
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	175	174,561
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	100	100,750
5.13%, 07/15/24 (Call 07/15/19)	50	51,406
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[b]	20	20,300
5.63%, 07/15/22 (Call 07/15/17)	50	51,582
6.25%, 12/01/24 (Call 12/01/19)[b]	45	47,363
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	25	26,688

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	$100	$109,250
HCA Inc.
3.75%, 03/15/19	50	51,062
4.50%, 02/15/27 (Call 08/15/26)	75	75,712
4.75%, 05/01/23	25	26,250
5.00%, 03/15/24	50	53,062
5.25%, 04/15/25	50	53,734
5.25%, 06/15/26 (Call 12/15/25)	100	106,625
5.38%, 02/01/25	150	156,187
5.88%, 02/15/26 (Call 08/15/25)	150	159,375
6.50%, 02/15/20	85	93,293
7.50%, 02/15/22	150	172,560
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	50,937
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	50	51,467
4.80%, 03/15/47 (Call 09/15/46)	50	53,061
4.95%, 10/01/44 (Call 04/01/44)	100	107,033
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 05/30/17)	25	24,375
Kindred Healthcare Inc.
8.00%, 01/15/20	50	51,625
8.75%, 01/15/23 (Call 01/15/18)[c]	25	25,656
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	99,990
4.70%, 02/01/45 (Call 08/01/44)	25	24,712
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)[c]	40	41,300
Mayo Clinic Series 2013
4.00%, 11/15/47	25	24,765
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[b]	25	25,563
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	80	86,000
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 05/30/17)[b]	35	32,113
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	75,236
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)[b]	25	22,188

Security	Principal (000s)	Value
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[b]	$25	$26,597
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)[b]	400	389,250
Select Medical Corp.
6.38%, 06/01/21 (Call 05/30/17)	25	25,563
Tenet Healthcare Corp.
4.38%, 10/01/21	25	24,969
4.50%, 04/01/21	50	49,937
5.00%, 03/01/19	50	50,094
5.50%, 03/01/19	50	50,500
6.00%, 10/01/20	50	52,625
6.75%, 06/15/23[c]	100	95,500
7.50%, 01/01/22 (Call 01/01/19)[b]	75	80,250
8.00%, 08/01/20 (Call 05/30/17)	25	25,508
8.13%, 04/01/22	75	76,125
UnitedHealth Group Inc.
2.70%, 07/15/20	250	255,222
2.75%, 02/15/23 (Call 11/15/22)	100	100,531
2.88%, 12/15/21	200	204,898
2.88%, 03/15/22 (Call 12/15/21)	50	51,220
3.38%, 04/15/27	50	50,820
3.75%, 07/15/25	25	26,283
4.25%, 03/15/43 (Call 09/15/42)	100	103,036
4.25%, 04/15/47 (Call 10/15/46)	250	258,120
4.63%, 07/15/35	205	225,420
4.75%, 07/15/45	25	27,867
6.88%, 02/15/38	25	34,371
Universal Health Services Inc.
5.00%, 06/01/26 (Call 06/01/21)[b]	25	25,758
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	40	41,600

		6,348,181
HOLDING COMPANIES – DIVERSIFIED — 0.27%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,483
FS Investment Corp.
4.00%, 07/15/19	25	25,153
HRG Group Inc.
7.75%, 01/15/22 (Call 05/30/17)	50	52,812
Huarong Finance II Co. Ltd.
2.75%, 06/03/19[d]	200	198,455

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
4.50%, 01/16/20[d]	$200	$206,212
4.88%, 11/22/26[d]	200	204,765
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	200	220,323
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22[b]	200	204,287
ICD Sukuk Co. Ltd.
5.00%, 02/01/27[d]	200	210,310
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	223,280
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	55	59,154
MDC-GMTN BV
2.75%, 05/11/23[d]	200	196,760
Noble Group Ltd.
6.75%, 01/29/20[b]	100	95,750
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,504
State Elite Global Ltd.
3.13%, 01/20/20[d]	200	201,892
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	245,815

		2,475,955
HOME BUILDERS — 0.19%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	52,375
8.75%, 03/15/22 (Call 03/15/19)[c]	35	38,937
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/29/17)[b]	25	25,938
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	50	52,125
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	25	25,688
8.38%, 05/15/18	50	53,000
8.38%, 01/15/21	50	58,750
Century Communities Inc.
6.88%, 05/15/22 (Call 05/30/17)	100	104,750
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	150	153,961
4.00%, 02/15/20	25	26,010

Security	Principal (000s)	Value
5.75%, 08/15/23 (Call 05/15/23)	$30	$34,005
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/30/17)[b]	25	24,250
9.13%, 11/15/20 (Call 05/30/17)[b]	22	18,260
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	25,844
7.00%, 12/15/21 (Call 09/15/21)[c]	50	55,875
7.25%, 06/15/18	15	15,713
Lennar Corp.
4.13%, 12/01/18 (Call 10/01/18)	36	36,810
4.13%, 01/15/22 (Call 10/15/21)	85	86,700
4.50%, 06/15/19 (Call 04/16/19)	25	25,813
4.50%, 11/15/19 (Call 08/15/19)	25	25,844
4.50%, 04/30/24 (Call 01/31/24)	50	50,500
4.88%, 12/15/23 (Call 09/15/23)	50	51,750
M/I Homes Inc.
6.75%, 01/15/21 (Call 01/15/18)	25	26,188
Mattamy Group Corp.
6.88%, 12/15/23 (Call 12/15/19)[b]	160	166,000
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	25	26,637
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)[b]	25	26,000
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	51,750
5.00%, 01/15/27 (Call 10/15/26)	50	50,625
5.50%, 03/01/26 (Call 12/01/25)	50	52,750
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b]	45	45,450
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/30/17)[b]	25	25,693
5.63%, 03/01/24 (Call 12/01/23)[b]	25	26,437
Toll Brothers Finance Corp.
4.88%, 03/15/27 (Call 12/15/26)	50	51,250
5.88%, 02/15/22 (Call 11/15/21)	50	55,162
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	25	25,750
5.88%, 06/15/24	25	26,312
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)[b]	50	51,250

		1,750,152

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.01%
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)	$50	$51,100

		51,100
HOUSEHOLD PRODUCTS & WARES — 0.06%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[b]	80	82,400
Kimberly-Clark Corp.
1.40%, 02/15/19	50	49,866
2.65%, 03/01/25	150	146,296
6.63%, 08/01/37	25	34,619
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b]	50	50,687
Prestige Brands Inc.
5.38%, 12/15/21 (Call 05/30/17)[b]	50	51,500
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	25	26,798
6.63%, 11/15/22 (Call 11/15/17)	50	52,625

		494,791
HOUSEWARES — 0.06%
American Greetings Corp.
7.88%, 02/15/25 (Call 02/15/20)[b]	25	26,688
Newell Brands Inc.
2.15%, 10/15/18	25	25,072
2.60%, 03/29/19	47	47,595
3.15%, 04/01/21 (Call 03/01/21)	50	51,271
4.20%, 04/01/26 (Call 01/01/26)	100	105,197
5.50%, 04/01/46 (Call 10/01/45)	160	185,882
Radio Systems Corp.
8.38%, 11/01/19 (Call 05/30/17)[b]	27	28,046
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,713

		496,464
INSURANCE — 1.10%
Aflac Inc.
3.63%, 11/15/24	250	259,385
Alliant Holdings Intermediate LLC
8.25%, 08/01/23 (Call 08/01/18)[b]	25	26,691
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,503
Allstate Corp. (The)
4.50%, 06/15/43	155	166,278
5.55%, 05/09/35	32	38,552

Security	Principal (000s)	Value
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$250	$251,112
3.30%, 03/01/21 (Call 02/01/21)	100	102,453
3.75%, 07/10/25 (Call 04/10/25)	200	202,406
4.13%, 02/15/24	150	156,522
4.38%, 01/15/55 (Call 07/15/54)	125	114,686
4.80%, 07/10/45 (Call 01/10/45)	50	51,464
4.88%, 06/01/22	330	359,624
Aon Corp.
5.00%, 09/30/20	200	216,108
Aon PLC
4.75%, 05/15/45 (Call 11/15/44)	25	25,497
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	30	32,875
AXA SA
8.60%, 12/15/30	100	139,392
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	50	50,118
3.00%, 05/15/22	125	128,874
4.25%, 01/15/21	50	53,908
5.40%, 05/15/18	25	26,030
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	252,140
2.75%, 03/15/23 (Call 01/15/23)	177	178,890
4.50%, 02/11/43	100	108,194
Chubb Corp. (The)
5.75%, 05/15/18	100	104,286
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	25	25,331
3.15%, 03/15/25	75	75,767
3.35%, 05/15/24	100	102,741
3.35%, 05/03/26 (Call 02/03/26)	100	102,271
4.35%, 11/03/45 (Call 05/03/45)	35	37,487
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	25	26,713
5.88%, 08/15/20	75	83,074
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	25,813
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	50	51,138
Genworth Holdings Inc.
4.80%, 02/15/24	25	20,750
4.90%, 08/15/23	50	42,000

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
6.52%, 05/22/18[c]	$25	$25,125
7.20%, 02/15/21	25	23,688
7.63%, 09/24/21	25	23,813
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	110,748
5.50%, 03/30/20	150	163,039
6.63%, 03/30/40	100	128,016
HUB International Ltd.
7.88%, 10/01/21 (Call 05/30/17)[b]	50	52,382
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	100,576
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]	50	51,572
5.00%, 06/01/21[b]	450	489,249
7.80%, 03/07/87[b]	25	28,938
Lincoln National Corp.
7.00%, 06/15/40	100	130,357
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	25	24,386
Manulife Financial Corp.
4.15%, 03/04/26	25	26,511
VRN, (5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)	150	151,909
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	150	154,104
3.75%, 03/14/26 (Call 12/14/25)	150	155,394
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	23	37,340
MassMutual Global Funding II
2.10%, 08/02/18[b]	200	201,322
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	100	100,928
MetLife Inc.
3.00%, 03/01/25	100	99,544
3.60%, 04/10/24	50	52,118
3.60%, 11/13/25 (Call 08/13/25)	50	51,572
4.60%, 05/13/46 (Call 11/13/45)[c]	150	160,926
4.72%, 12/15/44	125	135,545
5.88%, 02/06/41	100	123,856
6.40%, 12/15/66 (Call 12/15/31)	25	28,095
9.25%, 04/08/38 (Call 04/08/33)[b]	100	143,875

Security	Principal (000s)	Value
Series A
6.82%, 08/15/18	$100	$106,396
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	50	80,906
New York Life Global Funding
2.15%, 06/18/19[b]	250	250,899
2.35%, 07/14/26[b]	100	95,014
Nippon Life Insurance Co. VRN, (3 mo. LIBOR US + 4.240%)
5.00%, 10/18/42 (Call 10/18/22)[b]	200	213,250
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[b]	100	128,534
Pacific Life Insurance Co.
9.25%, 06/15/39[b]	60	93,923
Pacific LifeCorp
5.13%, 01/30/43[b]	50	54,623
Principal Financial Group Inc. VRN, (3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)	200	204,132
Progressive Corp. (The)
2.45%, 01/15/27	50	47,438
3.70%, 01/26/45	100	95,248
Prudential Financial Inc.
5.38%, 06/21/20	350	383,922
5.70%, 12/14/36	175	209,890
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	100	105,517
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	100	108,925
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	25	27,596
Series D
6.63%, 12/01/37	25	32,717
Radian Group Inc.
5.25%, 06/15/20	25	26,125
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21[d]	200	196,343
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	50	49,911
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	100	136,423

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	$50	$52,456
5.35%, 11/01/40	100	121,495
5.90%, 06/02/19	50	54,139
Unum Group
5.75%, 08/15/42	25	28,077
USI Inc./NY
7.75%, 01/15/21 (Call 05/12/17)[b]	25	25,513
USIS Merger Sub Inc.
6.88%, 05/01/25 (Call 05/01/20)[b]	100	101,750
Voya Financial Inc.
5.70%, 07/15/43	50	56,095
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	50	51,625
WR Berkley Corp.
7.38%, 09/15/19	100	110,684
XLIT Ltd.
5.50%, 03/31/45	50	50,630

		9,964,197
INTERNET — 0.25%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,084
3.60%, 11/28/24 (Call 08/28/24)	200	203,384
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	100	93,339
3.63%, 05/19/21	225	239,555
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	25,033
4.80%, 12/05/34 (Call 06/05/34)	150	168,064
Baidu Inc.
2.75%, 06/09/19	200	201,750
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	55	56,787
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	125	126,539
4.00%, 07/15/42 (Call 01/15/42)	25	21,491
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	75	80,442
5.95%, 08/15/20	180	196,916
Netflix Inc.
4.38%, 11/15/26[b]	90	88,650
5.75%, 03/01/24	25	26,875
5.88%, 02/15/25	45	48,825

Security	Principal (000s)	Value
Tencent Holdings Ltd.
2.88%, 02/11/20[d]	$200	$202,591
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	25	27,688
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	25,588
5.25%, 04/01/25 (Call 01/01/25)	75	78,469
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	40	42,450
6.00%, 04/01/23 (Call 04/01/18)	45	47,981
6.38%, 05/15/25 (Call 05/15/20)	50	54,063

		2,257,564
IRON & STEEL — 0.25%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[d]	200	207,250
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	40	43,550
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	24,750
7.88%, 08/15/23 (Call 05/15/23)	25	25,781
9.38%, 06/01/19	25	27,562
ArcelorMittal
6.00%, 08/05/20	25	27,000
6.25%, 03/01/21	25	27,250
7.50%, 03/01/41	50	56,250
7.75%, 10/15/39	50	57,125
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	53,000
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[b,c]	25	24,125
8.25%, 03/31/20 (Call 03/31/18)[b]	23	24,984
Commercial Metals Co.
7.35%, 08/15/18	50	53,000
Evraz Group SA
6.75%, 01/31/22[d]	200	214,000
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/29/17)[b]	25	25,938
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	109,200
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[d]	150	152,850

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	$160	$169,400
6.40%, 12/01/37	25	31,881
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/30/17)[b]	10	10,301
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	51,912
U.S. Steel Corp.
6.88%, 04/01/21 (Call 05/30/17)	41	41,410
7.38%, 04/01/20	12	12,900
7.50%, 03/15/22 (Call 05/30/17)[c]	25	25,438
8.38%, 07/01/21 (Call 07/01/18)[b]	25	27,531
Vale Overseas Ltd.
4.38%, 01/11/22	400	410,536
6.88%, 11/21/36	125	135,320
6.88%, 11/10/39	25	26,945
8.25%, 01/17/34	125	150,766

		2,247,955
LEISURE TIME — 0.03%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	50,990
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	51,250
4.75%, 12/15/21 (Call 12/15/18)[b]	50	51,250
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[c]	75	82,687
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	51,750
Viking Cruises Ltd.
8.50%, 10/15/22 (Call 10/15/17)[b]	25	26,125

		314,052
LODGING — 0.15%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	50	53,875
6.88%, 05/15/23 (Call 05/15/18)	50	53,812
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 05/30/17)	50	52,121
11.00%, 10/01/21 (Call 05/30/17)	50	54,250

Security	Principal (000s)	Value
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/30/17)	$25	$26,906
Choice Hotels International Inc.
5.75%, 07/01/22	50	54,875
Diamond Resorts International Inc.
10.75%, 09/01/24 (Call 09/01/19)[b]	50	53,026
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[b]	25	25,188
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)[b]	25	26,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[b]	45	46,237
4.88%, 04/01/27 (Call 04/01/22)[b]	50	51,250
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	25,366
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	50	52,250
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	50	50,820
3.13%, 02/15/23 (Call 11/15/22)	25	24,938
3.75%, 10/01/25 (Call 07/01/25)	25	25,547
MGM Resorts International
6.00%, 03/15/23	100	109,250
6.63%, 12/15/21	50	56,125
6.75%, 10/01/20	50	55,625
7.75%, 03/15/22	75	87,375
8.63%, 02/01/19	25	27,625
Wyndham Worldwide Corp.
4.15%, 04/01/24 (Call 02/01/24)	25	25,478
4.50%, 04/01/27 (Call 01/01/27)	25	25,464
5.10%, 10/01/25 (Call 07/01/25)	75	80,725
5.63%, 03/01/21	25	27,528
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b]	50	49,750
5.38%, 03/15/22 (Call 05/30/17)	100	103,125

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
5.50%, 03/01/25 (Call 12/01/24)[b]	$50	$51,750

		1,376,906
MACHINERY — 0.28%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	75	78,375
Briggs & Stratton Corp.
6.88%, 12/15/20	30	33,000
Caterpillar Financial Services Corp.
1.70%, 06/16/18	50	50,099
1.70%, 08/09/21	50	48,634
2.50%, 11/13/20	50	50,473
7.05%, 10/01/18	50	53,615
7.15%, 02/15/19	150	163,541
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	350	364,319
3.80%, 08/15/42	75	72,937
4.75%, 05/15/64 (Call 11/15/63)	100	107,548
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[b]	25	26,688
CNH Industrial Capital LLC
3.38%, 07/15/19	50	50,688
3.88%, 10/15/21	50	50,313
4.38%, 04/05/22	100	101,955
4.88%, 04/01/21	50	52,500
CNH Industrial NV
4.50%, 08/15/23	50	51,174
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	21,143
4.88%, 10/01/43 (Call 04/01/43)	50	56,126
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	100,499
Gardner Denver Inc.
6.88%, 08/15/21 (Call 05/30/17)[b]	25	25,938
John Deere Capital Corp.
1.60%, 07/13/18	45	45,033
1.95%, 12/13/18	150	150,694
2.65%, 01/06/22	207	209,459
2.80%, 03/04/21	50	50,927
2.80%, 03/06/23	50	50,473
3.90%, 07/12/21	50	53,135
Joy Global Inc.
5.13%, 10/15/21	25	27,599

Security	Principal (000s)	Value
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	$75	$76,658
3.85%, 12/15/25 (Call 09/15/25)	50	51,259
SPX FLOW Inc.
5.88%, 08/15/26 (Call 08/15/21)[b]	25	25,313
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	35	37,581
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[b]	100	97,998
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[c]	50	54,062

		2,489,756
MANUFACTURING — 0.41%
3M Co.
1.38%, 08/07/18	100	100,076
1.63%, 06/15/19	25	25,067
2.00%, 06/26/22	50	49,551
3.88%, 06/15/44	100	100,261
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	51,250
Bombardier Inc.
4.75%, 04/15/19[b]	25	25,570
6.00%, 10/15/22 (Call 05/29/17)[b]	75	74,812
6.13%, 01/15/23[b]	100	99,750
7.50%, 03/15/25 (Call 03/15/20)[b]	50	52,000
7.75%, 03/15/20[b]	50	54,150
8.75%, 12/01/21[b]	50	55,625
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,313
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 05/30/17)[b]	27	24,941
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	101,411
5.38%, 03/01/41 (Call 12/01/40)	25	29,535
Eaton Corp.
2.75%, 11/02/22	100	100,295
4.00%, 11/02/32	55	56,643
4.15%, 11/02/42	50	49,616
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b]	50	50,250
General Electric Co.
2.30%, 01/14/19	50	50,593

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
2.70%, 10/09/22	$100	$101,704
3.15%, 09/07/22	25	25,990
3.45%, 05/15/24 (Call 02/13/24)	101	105,804
4.13%, 10/09/42	275	284,270
4.38%, 09/16/20	25	26,897
4.50%, 03/11/44	200	218,282
4.65%, 10/17/21	100	110,477
6.88%, 01/10/39	125	178,336
Series A
5.55%, 05/04/20	201	222,031
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	21	21,963
3.90%, 09/01/42 (Call 03/01/42)	100	101,371
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	225	239,602
Pall Corp.
5.00%, 06/15/20	100	108,924
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	103,177
Siemens Financieringsmaatschappij NV
2.90%, 05/27/22[b]	250	254,427
3.25%, 05/27/25[b]	250	252,795
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	200	200,108

		3,732,867
MEDIA — 1.48%
21st Century Fox America Inc.
3.00%, 09/15/22	100	101,457
3.38%, 11/15/26 (Call 08/15/26)	100	99,563
4.00%, 10/01/23	125	131,431
4.75%, 11/15/46 (Call 05/15/46)	100	102,189
6.15%, 03/01/37	150	180,061
6.15%, 02/15/41	75	90,688
7.75%, 12/01/45	50	70,561
Altice Financing SA
7.50%, 05/15/26 (Call 05/15/21)[b]	200	216,000
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[b,c]	200	213,500
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	200	208,750

Security	Principal (000s)	Value
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	$50	$50,658
Cablevision Systems Corp.
5.88%, 09/15/22[c]	29	29,761
8.00%, 04/15/20	50	55,844
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,239
2.90%, 01/15/27 (Call 10/15/26)	200	189,172
3.38%, 03/01/22 (Call 12/01/21)	225	232,522
3.50%, 01/15/25 (Call 10/15/24)	25	25,183
4.00%, 01/15/26 (Call 10/15/25)	80	82,776
4.85%, 07/01/42 (Call 01/01/42)	25	25,599
7.88%, 07/30/30	25	34,289
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	80	83,200
5.13%, 05/01/23 (Call 05/01/18)[b]	50	52,187
5.13%, 05/01/27 (Call 05/01/22)[b]	150	153,000
5.25%, 09/30/22 (Call 09/30/17)	50	51,875
5.50%, 05/01/26 (Call 05/01/21)[b]	100	104,938
5.75%, 01/15/24 (Call 07/15/18)	25	26,313
5.75%, 02/15/26 (Call 02/15/21)[b]	75	79,663
5.88%, 04/01/24 (Call 04/01/19)[b]	75	80,344
5.88%, 05/01/27 (Call 05/01/21)[b]	40	42,550
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[b]	25	22,563
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/30/17)[b]	75	76,687
6.38%, 09/15/20 (Call 05/30/17)[b]	35	36,072
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	25	25,824
4.91%, 07/23/25 (Call 04/23/25)	300	320,940
6.38%, 10/23/35 (Call 04/23/35)	250	286,800
6.48%, 10/23/45 (Call 04/23/45)	30	35,122
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	100	103,625
Series B
7.63%, 03/15/20 (Call 05/30/17)	75	75,844

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	$50	$48,526
2.35%, 01/15/27 (Call 10/15/26)	125	116,005
2.85%, 01/15/23	100	101,024
3.13%, 07/15/22	25	25,831
3.20%, 07/15/36 (Call 01/15/36)	35	31,462
3.38%, 08/15/25 (Call 05/15/25)	150	152,736
3.40%, 07/15/46 (Call 01/15/46)	50	43,391
4.20%, 08/15/34 (Call 02/15/34)	100	102,366
4.40%, 08/15/35 (Call 02/15/35)	50	52,265
4.60%, 08/15/45 (Call 02/15/45)	50	52,159
4.65%, 07/15/42	50	52,343
4.75%, 03/01/44	175	185,677
5.15%, 03/01/20	50	54,455
6.50%, 11/15/35	25	32,097
Cox Communications Inc.
3.25%, 12/15/22[b]	250	246,918
4.70%, 12/15/42[b]	100	88,480
CSC Holdings LLC
6.75%, 11/15/21	50	55,000
10.13%, 01/15/23 (Call 01/15/19)[b]	200	232,000
Discovery Communications LLC
3.30%, 05/15/22	150	150,361
4.88%, 04/01/43	75	68,418
DISH DBS Corp.
4.25%, 04/01/18	75	76,312
5.00%, 03/15/23	50	50,125
5.13%, 05/01/20	100	104,500
5.88%, 07/15/22	100	105,929
5.88%, 11/15/24	100	105,000
7.75%, 07/01/26	50	58,562
7.88%, 09/01/19	75	83,250
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[b]	50	50,125
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	188,038
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/30/17)	50	41,250
9.00%, 03/01/21 (Call 05/30/17)	50	38,000
9.00%, 09/15/22 (Call 09/15/17)	50	37,750
10.63%, 03/15/23 (Call 03/15/18)	25	19,125
11.25%, 03/01/21 (Call 05/30/17)[b]	25	19,188

Security	Principal (000s)	Value
LBI Media Inc.
10.00%, 04/15/19 (Call 06/05/17)[b]	$33	$32,753
Liberty Interactive LLC
8.25%, 02/01/30	25	26,810
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	26,000
NBCUniversal Media LLC
2.88%, 01/15/23	50	50,613
4.38%, 04/01/21	25	27,010
4.45%, 01/15/43	50	50,742
5.15%, 04/30/20	200	218,456
5.95%, 04/01/41	25	30,694
6.40%, 04/30/40	200	257,434
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[b,c]	80	82,000
Quebecor Media Inc.
5.75%, 01/15/23	50	52,625
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,529
SFR Group SA
6.00%, 05/15/22 (Call 05/29/17)[b]	200	208,500
7.38%, 05/01/26 (Call 05/01/21)[b]	200	210,250
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[b]	100	99,250
5.63%, 08/01/24 (Call 08/01/19)[b]	25	25,996
6.13%, 10/01/22 (Call 10/01/17)	50	52,255
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[b]	25	25,438
5.38%, 07/15/26 (Call 07/15/21)[b]	75	76,781
6.00%, 07/15/24 (Call 07/15/19)[b]	98	104,860
TEGNA Inc.
5.13%, 10/15/19 (Call 05/30/17)	25	25,625
5.13%, 07/15/20 (Call 05/30/17)	50	51,500
6.38%, 10/15/23 (Call 10/15/18)	100	106,250
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	25	24,689
4.30%, 11/23/23 (Call 08/23/23)	120	127,852
Time Inc.
5.75%, 04/15/22 (Call 05/30/17)[b]	50	51,000
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	78,295
4.50%, 09/15/42 (Call 03/15/42)	178	164,123

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
5.00%, 02/01/20	$25	$26,663
5.88%, 11/15/40 (Call 05/15/40)	121	130,899
6.75%, 07/01/18	150	158,159
6.75%, 06/15/39	100	119,109
8.25%, 04/01/19	188	208,866
8.75%, 02/14/19	100	111,254
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150	188,270
Time Warner Inc.
3.40%, 06/15/22	25	25,532
3.55%, 06/01/24 (Call 03/01/24)	125	125,809
3.80%, 02/15/27 (Call 11/15/26)	350	348,456
3.88%, 01/15/26 (Call 10/15/25)	100	100,855
4.65%, 06/01/44 (Call 12/01/43)	100	94,435
4.75%, 03/29/21	125	134,754
4.85%, 07/15/45 (Call 01/15/45)	125	121,712
4.88%, 03/15/20	100	107,254
6.25%, 03/29/41	100	115,712
6.50%, 11/15/36	25	30,064
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	40	42,021
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	100	99,625
6.75%, 09/15/22 (Call 09/15/17)[b]	50	52,375
Viacom Inc.
2.25%, 02/04/22 (Call 01/04/22)	250	242,162
3.45%, 10/04/26 (Call 07/04/26)	325	312,198
4.38%, 03/15/43	100	88,735
4.85%, 12/15/34 (Call 06/15/34)	100	98,117
5.25%, 04/01/44 (Call 10/01/43)	25	24,892
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)	100	103,250
Videotron Ltd.
5.00%, 07/15/22	25	26,503
Videotron Ltd./Videotron Ltee
5.13%, 04/15/27 (Call 04/15/22)[b]	35	35,690
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[b]	200	209,500
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[d]	200	212,500
Walt Disney Co. (The)
1.85%, 05/30/19	25	25,103
1.85%, 07/30/26[c]	50	45,479

Security	Principal (000s)	Value
2.15%, 09/17/20	$100	$100,788
2.75%, 08/16/21	50	51,293
4.13%, 06/01/44	125	128,231
4.38%, 08/16/41	45	47,739
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 05/30/17)[b]	25	25,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/30/17)	44	45,760
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	153,754

		13,374,056
METAL FABRICATE & HARDWARE — 0.04%
Grinding Media Inc./MC Grinding Media Canada Inc.
7.38%, 12/15/23 (Call 12/15/19)[b]	25	26,670
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	50	51,375
6.25%, 08/15/24 (Call 08/15/19)[b]	50	52,625
Park-Ohio Industries Inc.
6.63%, 04/15/27 (Call 04/15/22)[b]	25	25,625
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	75	74,751
3.25%, 06/15/25 (Call 03/15/25)	100	101,624

		332,670
MINING — 0.52%
Aleris International Inc.
7.88%, 11/01/20 (Call 05/30/17)	25	24,750
9.50%, 04/01/21 (Call 04/01/18)[b]	45	48,263
Anglo American Capital PLC
4.13%, 09/27/22[b]	200	204,000
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	206,600
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[b]	100	99,912
Barrick Gold Corp.
3.85%, 04/01/22	50	52,917
4.10%, 05/01/23	9	9,766
Barrick North America Finance LLC
4.40%, 05/30/21	25	27,014
5.75%, 05/01/43	125	146,959

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	$121	$123,503
3.85%, 09/30/23[c]	75	79,984
5.00%, 09/30/43	125	142,020
6.42%, 03/01/26	100	122,197
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[d]	200	199,496
Corp. Nacional del Cobre de Chile
4.50%, 09/16/25[d]	200	211,000
5.63%, 10/18/43[d]	200	223,339
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/29/17)[b]	25	25,688
First Quantum Minerals Ltd.
7.00%, 02/15/21 (Call 02/15/18)[b]	75	77,625
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 05/29/17)[b,c]	75	77,672
9.75%, 03/01/22 (Call 03/01/18)[b]	100	115,062
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	49,750
3.10%, 03/15/20	50	49,312
3.55%, 03/01/22 (Call 12/01/21)	50	47,000
3.88%, 03/15/23 (Call 12/15/22)[c]	55	51,012
4.55%, 11/14/24 (Call 08/14/24)[c]	25	23,488
5.40%, 11/14/34 (Call 05/14/34)	100	88,750
5.45%, 03/15/43 (Call 09/15/42)	50	42,625
6.50%, 11/15/20 (Call 05/30/17)[b]	50	51,375
6.88%, 02/15/23 (Call 02/15/20)[b]	25	26,313
Glencore Finance Canada Ltd.
5.55%, 10/25/42[b]	50	51,985
Glencore Funding LLC
4.00%, 04/16/25[b]	100	100,198
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	150	154,290
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/30/17)	25	25,940
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b]	30	32,138
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	24,500
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[b]	25	28,219
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[c]	50	53,610

Security	Principal (000s)	Value
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	$75	$79,500
7.88%, 11/01/22 (Call 11/01/18)[b]	50	54,937
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[d]	200	214,300
New Gold Inc.
7.00%, 04/15/20 (Call 05/30/17)[b]	50	50,656
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	51,797
4.88%, 03/15/42 (Call 09/15/41)	100	102,223
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	57,152
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	100	104,001
3.75%, 06/15/25 (Call 03/15/25)	50	52,092
5.20%, 11/02/40	50	57,004
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	131	132,539
4.13%, 08/21/42 (Call 02/21/42)	100	98,967
Southern Copper Corp.
5.25%, 11/08/42	50	49,229
5.88%, 04/23/45	100	105,205
6.75%, 04/16/40	50	56,994
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	25,875
5.40%, 02/01/43 (Call 08/01/42)	50	48,625
6.25%, 07/15/41 (Call 01/15/41)	25	26,500
8.50%, 06/01/24 (Call 06/01/19)[b]	25	28,969
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	207,000

		4,721,837
OFFICE & BUSINESS EQUIPMENT — 0.05%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	25	25,688
5.00%, 09/01/25 (Call 03/01/20)	30	30,750
5.50%, 12/01/24 (Call 06/01/24)	25	26,625
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	70	70,346
Xerox Corp.
4.07%, 03/17/22[b]	125	128,145
4.50%, 05/15/21	100	105,193
6.75%, 12/15/39	50	53,236

		439,983

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
OIL & GAS — 3.04%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)[b]	$30	$31,500
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	148,287
4.85%, 03/15/21 (Call 02/15/21)	100	107,480
5.55%, 03/15/26 (Call 12/15/25)[c]	100	112,010
6.20%, 03/15/40	25	28,797
6.45%, 09/15/36	250	295,483
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[b]	25	24,688
5.13%, 12/01/22 (Call 06/01/17)	84	85,260
5.63%, 06/01/23 (Call 06/01/18)	100	102,875
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	125	127,032
4.25%, 01/15/44 (Call 07/15/43)	50	47,387
4.75%, 04/15/43 (Call 10/15/42)	75	75,923
5.10%, 09/01/40 (Call 03/01/40)	250	262,250
6.00%, 01/15/37	100	115,827
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b]	50	51,687
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 05/30/17)	25	22,469
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	25	23,375
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	212,986
Bill Barrett Corp.
7.63%, 10/01/19 (Call 05/30/17)	25	25,544
8.75%, 06/15/25 (Call 06/15/20)[b]	25	25,031
BP Capital Markets PLC
1.38%, 11/06/17	25	24,996
1.38%, 05/10/18	50	49,931
2.11%, 09/16/21 (Call 08/16/21)	25	24,686
2.24%, 05/10/19	150	151,150
3.06%, 03/17/22	85	86,833
3.51%, 03/17/25	125	127,920
3.54%, 11/04/24	225	230,915
3.56%, 11/01/21	150	156,983
3.59%, 04/14/27 (Call 01/14/27)	100	102,131
4.50%, 10/01/20	150	161,291

Security	Principal (000s)	Value
British Transco Finance Inc.
6.63%, 06/01/18	$50	$52,549
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	61	46,665
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/30/17)	50	42,250
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	118,511
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[c]	25	25,188
7.50%, 09/15/20 (Call 05/30/17)	25	25,750
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	50	43,079
5.70%, 10/15/19	95	101,955
6.75%, 11/15/39	50	55,954
Chesapeake Energy Corp.
6.13%, 02/15/21	50	49,125
8.00%, 12/15/22 (Call 12/15/18)[b,c]	114	120,127
8.00%, 01/15/25 (Call 01/15/20)[b,c]	60	59,325
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	200	200,422
2.36%, 12/05/22 (Call 09/05/22)	200	198,554
2.42%, 11/17/20 (Call 10/17/20)	50	50,636
2.43%, 06/24/20 (Call 05/24/20)	100	101,368
3.33%, 11/17/25 (Call 08/17/25)	150	154,252
4.95%, 03/03/19	250	264,715
Citgo Holding Inc.
10.75%, 02/15/20	100	107,250
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 05/24/17)	25	25,099
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,456
3.00%, 05/09/23	200	196,288
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	194,488
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200	199,454
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	209,012

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
CNPC General Capital Ltd.
3.95%, 04/19/22[b]	$200	$208,784
Comstock Resources Inc. 10.00% (12.25% PIK),
03/15/20 (Call 05/30/17)[e]	50	51,250
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	50	50,625
5.50%, 10/01/22 (Call 10/01/17)	50	51,890
5.50%, 04/01/23 (Call 10/01/17)	25	25,922
ConocoPhillips
5.75%, 02/01/19	50	53,370
6.00%, 01/15/20	100	110,458
6.50%, 02/01/39	100	128,683
ConocoPhillips Co.
1.50%, 05/15/18	25	24,975
2.40%, 12/15/22 (Call 09/15/22)	25	24,711
3.35%, 11/15/24 (Call 08/15/24)	50	51,140
3.35%, 05/15/25 (Call 02/15/25)	100	101,302
4.15%, 11/15/34 (Call 05/15/34)	100	100,623
4.30%, 11/15/44 (Call 05/15/44)	100	100,696
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	130,514
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[c]	75	70,500
4.50%, 04/15/23 (Call 01/15/23)	50	49,250
4.90%, 06/01/44 (Call 12/01/43)	25	21,688
5.00%, 09/15/22 (Call 05/30/17)	75	75,656
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	34,250
5.50%, 05/01/22 (Call 05/30/17)	50	37,250
9.00%, 05/15/21 (Call 12/15/18)[b]	25	26,375
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	255	256,053
4.75%, 05/15/42 (Call 11/15/41)	100	97,937
5.00%, 06/15/45 (Call 12/15/44)	30	30,488
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	50	36,312
5.70%, 10/15/39	50	40,500
Diamondback Energy Inc.
5.38%, 05/31/25 (Call 05/31/20)[b]	35	36,225
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	221,557
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	15	15,300

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$350	$338,520
5.88%, 09/18/23	200	216,670
5.88%, 05/28/45	200	184,064
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	131	134,623
6.50%, 08/15/34	100	113,167
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	25	25,063
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	123,750
4.70%, 03/15/21	50	50,125
8.00%, 01/31/24 (Call 10/31/23)	12	11,910
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,722
3.15%, 04/01/25 (Call 01/01/25)	50	49,317
5.63%, 06/01/19	25	26,815
6.88%, 10/01/18	200	213,596
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[c]	25	18,813
8.00%, 02/15/25 (Call 02/15/20)[b]	55	49,087
9.38%, 05/01/20 (Call 05/30/17)	50	47,312
EQT Corp.
4.88%, 11/15/21	125	134,415
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[b]	25	26,188
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	25	25,143
2.40%, 03/06/22 (Call 01/06/22)	50	50,280
2.71%, 03/06/25 (Call 12/06/24)	350	347,162
3.57%, 03/06/45 (Call 09/06/44)	125	119,636
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	208,308
8.15%, 04/11/18[d]	100	105,625
8.63%, 04/28/34[d]	100	132,200
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[b,c]	50	49,250
6.38%, 05/15/25 (Call 05/15/20)[b]	60	59,775
Halcon Resources Corp.
6.75%, 02/15/25 (Call 02/15/20)[b,c]	40	38,400

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Hess Corp.
5.60%, 02/15/41	$150	$150,897
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	46,875
5.75%, 10/01/25 (Call 04/01/20)[b]	25	24,250
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	51,180
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	50	40,750
Korea National Oil Corp.
4.00%, 01/23/24[d]	200	211,590
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/30/17)	50	50,000
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	201,990
4.75%, 11/02/26[d]	200	204,400
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	250	243,102
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	51,485
3.63%, 09/15/24 (Call 06/15/24)	50	49,795
5.85%, 12/15/45 (Call 06/15/45)	100	101,487
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	25	26,375
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25	22,000
7.00%, 03/31/24 (Call 09/30/18)[b]	25	22,313
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)	50	48,875
6.13%, 12/01/42 (Call 06/01/42)	50	47,250
Nabors Industries Inc.
5.00%, 09/15/20	100	103,427
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25	26,219
5.63%, 07/01/24	25	26,422
5.75%, 01/30/22	50	53,125
Nexen Energy ULC
6.40%, 05/15/37	100	125,177
7.50%, 07/30/39	50	70,651
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	250	264,515
5.25%, 11/15/43 (Call 05/15/43)	100	105,328

Security	Principal (000s)	Value
Noble Holding International Ltd.
4.90%, 08/01/20	$6	$5,790
7.70%, 04/01/25 (Call 01/01/25)	75	67,875
7.75%, 01/15/24 (Call 10/15/23)[c]	30	27,375
8.70%, 04/01/45 (Call 10/01/44)	50	43,595
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/30/17)	25	20,594
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 05/30/17)	26	26,894
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[c]	75	75,937
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	99,674
3.13%, 02/15/22 (Call 11/15/21)	100	102,478
4.63%, 06/15/45 (Call 12/15/44)	60	63,086
Series 1
4.10%, 02/01/21 (Call 11/01/20)	200	212,190
Parker Drilling Co.
7.50%, 08/01/20 (Call 05/30/17)	25	23,250
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	25	25,188
5.38%, 01/15/25 (Call 01/15/20)[b]	25	25,250
6.25%, 06/01/24 (Call 06/01/19)[b]	25	26,437
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[c]	25	25,375
8.25%, 02/15/20 (Call 05/30/17)	25	25,563
PDC Energy Inc.
6.13%, 09/15/24 (Call 09/15/19)[b]	50	51,250
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[b]	25	29,375
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/30/17)[b]	50	40,562
7.38%, 11/01/21 (Call 07/31/17)[b]	25	20,281
Pertamina Persero PT
4.88%, 05/03/22[d]	200	211,008
6.50%, 05/27/41[d]	200	225,015
Petro-Canada
6.80%, 05/15/38	100	130,336
Petrobras Global Finance BV
4.38%, 05/20/23	345	330,234

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
5.38%, 01/27/21	$170	$174,649
5.63%, 05/20/43	100	83,625
5.75%, 01/20/20	200	210,500
6.75%, 01/27/41	125	117,812
6.85%, 06/05/15	200	178,100
7.25%, 03/17/44[c]	50	49,733
8.38%, 05/23/21	100	113,250
8.75%, 05/23/26	100	116,600
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	100	38,150
6.00%, 05/16/24[d]	100	39,533
6.00%, 11/15/26[d]	200	76,300
9.00%, 11/17/21[d]	125	65,837
9.75%, 05/17/35[d]	150	71,700
12.75%, 02/17/22[d]	180	112,032
Petroleos Mexicanos
3.50%, 07/23/20	100	101,536
3.50%, 01/30/23	200	191,192
4.88%, 01/18/24	200	202,694
5.50%, 01/21/21	200	212,218
5.63%, 01/23/46	100	89,308
6.00%, 03/05/20	100	107,967
6.38%, 02/04/21	300	327,288
6.38%, 01/23/45	150	147,055
6.50%, 06/02/41	100	100,515
6.63%, 06/15/38	200	204,960
6.75%, 09/21/47	100	101,601
FRN, (3 mo. LIBOR US + 3.650%)
4.77%, 03/11/22[b]	400	434,460
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	106,250
Petronas Capital Ltd.
3.50%, 03/18/25[d]	400	407,820
5.25%, 08/12/19[b]	200	212,731
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	153,729
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,765
3.95%, 07/15/22 (Call 04/15/22)	50	52,709
Precision Drilling Corp.
6.50%, 12/15/21 (Call 05/30/17)	50	50,625
6.63%, 11/15/20 (Call 05/29/17)	15	15,174

Security	Principal (000s)	Value
7.75%, 12/15/23 (Call 12/15/19)[b]	$25	$26,500
PTT PCL
4.50%, 10/25/42[d]	200	198,099
Puma International Financing SA
6.75%, 02/01/21 (Call 05/29/17)[b]	200	206,944
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	24,438
5.38%, 10/01/22 (Call 07/01/22)	25	24,688
6.88%, 03/01/21[c]	25	26,375
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)[b]	25	24,719
5.00%, 03/15/23 (Call 12/15/22)[b,c]	50	49,500
5.88%, 07/01/22 (Call 04/01/22)[b]	25	25,563
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	273,650
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	50	47,000
5.85%, 01/15/44 (Call 07/15/43)	25	19,625
7.38%, 06/15/25 (Call 03/15/25)	50	49,375
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[b]	25	25,375
6.63%, 10/01/22 (Call 10/01/17)	15	15,806
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	50	45,999
7.75%, 06/15/21 (Call 06/15/17)	15	14,513
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	25	26,500
6.88%, 06/30/23 (Call 06/30/18)[b]	25	26,500
8.25%, 05/15/20 (Call 05/30/17)[b]	10	10,450
Shell International Finance BV
1.63%, 11/10/18	50	49,962
2.00%, 11/15/18	250	251,265
2.25%, 11/10/20	100	100,530
2.25%, 01/06/23	25	24,511
2.50%, 09/12/26	100	95,618
2.88%, 05/10/26	50	49,279
3.25%, 05/11/25	25	25,475
3.75%, 09/12/46	25	23,328
4.13%, 05/11/35	25	25,664
4.30%, 09/22/19	275	290,686
4.38%, 03/25/20	120	128,021
4.38%, 05/11/45	300	307,800

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
5.50%, 03/25/40	$100	$118,940
6.38%, 12/15/38	25	32,643
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	198,455
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	200	208,374
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[d]	200	211,648
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	199,534
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/26[d]	200	197,539
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[c]	25	23,563
6.13%, 11/15/22 (Call 11/15/18)[c]	25	25,438
6.50%, 01/01/23 (Call 07/01/17)	25	25,375
6.75%, 09/15/26 (Call 09/15/21)[c]	50	50,375
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	25	23,375
5.80%, 01/23/20 (Call 12/23/19)	50	50,500
6.70%, 01/23/25 (Call 10/23/24)	50	49,750
Statoil ASA
1.15%, 05/15/18	500	497,955
2.45%, 01/17/23	62	61,556
2.65%, 01/15/24	225	222,462
3.13%, 08/17/17	25	25,135
3.70%, 03/01/24	125	131,039
3.95%, 05/15/43	75	73,612
4.80%, 11/08/43	25	27,507
Suncor Energy Inc.
6.85%, 06/01/39	50	65,762
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	25	25,844
6.25%, 04/15/21 (Call 04/15/18)	50	52,812
6.38%, 04/01/23 (Call 04/01/18)	25	26,625
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[b]	60	62,850
5.13%, 12/15/26 (Call 09/15/26)[b]	25	26,625
5.38%, 10/01/22 (Call 10/01/17)[c]	50	52,000

Security	Principal (000s)	Value
Total Capital International SA
2.10%, 06/19/19	$150	$151,017
2.75%, 06/19/21	25	25,451
2.88%, 02/17/22	75	76,301
3.75%, 04/10/24	125	131,244
Total Capital SA
4.45%, 06/24/20	100	107,515
Transocean Inc.
8.13%, 12/15/21[c]	150	156,000
9.00%, 07/15/23 (Call 07/15/20)[b,c]	50	53,312
Ultra Resources Inc.
7.13%, 04/15/25 (Call 04/15/20)[b]	25	24,766
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	590	571,899
4.90%, 03/15/45	50	50,303
6.63%, 06/15/37	25	29,728
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 05/30/17)[h]	50	29,500
Western Refining Inc.
6.25%, 04/01/21 (Call 05/30/17)	25	25,813
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	75	74,625
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)[b]	70	67,200
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)[b]	100	98,601
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	50	48,750
6.00%, 01/15/22 (Call 10/15/21)	50	50,750
8.25%, 08/01/23 (Call 06/01/23)	25	27,875
YPF SA
8.75%, 04/04/24[d]	200	230,900

		27,478,528
OIL & GAS SERVICES — 0.22%
Baker Hughes Inc.
5.13%, 09/15/40	100	112,200
Calfrac Holdings LP
7.50%, 12/01/20 (Call 05/30/17)[b]	25	22,938

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Exterran Energy Solutions LP/EES Finance Corp.
8.13%, 05/01/25 (Call 05/01/20)[b]	$100	$103,187
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	51,321
3.80%, 11/15/25 (Call 08/15/25)	125	128,485
4.75%, 08/01/43 (Call 02/01/43)	25	25,749
5.00%, 11/15/45 (Call 05/15/45)	200	213,720
6.70%, 09/15/38	100	126,644
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (Call 04/01/20)[b]	200	205,500
McDermott International Inc.
8.00%, 05/01/21 (Call 05/29/17)[b]	50	52,025
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	231	223,174
3.95%, 12/01/42 (Call 06/01/42)	15	12,390
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	70	71,840
4.00%, 12/21/25 (Call 09/21/25)[b]	95	99,981
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	129,775
SESI LLC
6.38%, 05/01/19 (Call 05/30/17)	25	24,844
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[b]	50	51,000
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[b]	30	30,225
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	200	189,000
5.95%, 04/15/42 (Call 10/17/41)	25	21,875
7.75%, 06/15/21 (Call 05/15/21)	50	53,312
8.25%, 06/15/23 (Call 03/15/23)	45	48,769

		1,997,954
PACKAGING & CONTAINERS — 0.17%
ARD Finance SA 7.13% (7.88% PIK),
09/15/23 (Call 09/15/19)[b,e]	200	207,500
Ball Corp.
4.38%, 12/15/20	50	52,625
5.00%, 03/15/22	50	53,375
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	24,352
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	25	25,993

Security	Principal (000s)	Value
5.50%, 05/15/22 (Call 05/30/17)	$50	$52,250
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	50	50,563
7.25%, 04/15/25 (Call 04/15/20)[b]	50	49,938
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	75	77,437
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[b]	75	73,500
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[b]	25	25,750
Graphic Packaging International Inc.
4.13%, 08/15/24 (Call 05/15/24)	25	25,063
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	50	51,937
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	107,366
Pactiv LLC
7.95%, 12/15/25	25	27,500
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 05/30/17)[b]	25	19,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[b]	140	145,950
5.75%, 10/15/20 (Call 05/29/17)	100	103,000
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	106,000
5.50%, 09/15/25 (Call 06/15/25)[b]	25	26,750
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	28,945
WestRock MWV LLC
8.20%, 01/15/30	75	103,175
WestRock RKT Co.
4.90%, 03/01/22	50	54,494

		1,492,713
PHARMACEUTICALS — 1.27%
AbbVie Inc.
1.80%, 05/14/18	450	450,599
2.50%, 05/14/20 (Call 04/14/20)	25	25,236
2.90%, 11/06/22	200	200,816
3.20%, 11/06/22 (Call 09/06/22)	100	101,868

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
3.20%, 05/14/26 (Call 02/14/26)	$100	$97,501
3.60%, 05/14/25 (Call 02/14/25)	60	60,604
4.40%, 11/06/42	125	121,291
4.45%, 05/14/46 (Call 11/14/45)	25	24,305
4.50%, 05/14/35 (Call 11/14/34)	50	50,411
4.70%, 05/14/45 (Call 11/14/44)	250	251,860
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	100	102,011
3.45%, 03/15/22 (Call 01/15/22)	350	359,891
3.80%, 03/15/25 (Call 12/15/24)	172	175,428
4.85%, 06/15/44 (Call 12/15/43)	100	102,379
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	150	148,657
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	101,131
AstraZeneca PLC
1.95%, 09/18/19	25	25,002
3.38%, 11/16/25	50	50,628
4.00%, 09/18/42	100	98,093
4.38%, 11/16/45	25	25,902
6.45%, 09/15/37	50	65,772
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	97,480
3.25%, 02/27/27	150	150,625
4.50%, 03/01/44 (Call 09/01/43)	100	107,360
Capsugel SA 7.00% (7.75% PIK),
05/15/19 (Call 05/15/17)[b,e]	25	24,938
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	100	103,352
Eli Lilly & Co.
1.95%, 03/15/19	175	175,952
2.75%, 06/01/25 (Call 03/01/25)	50	49,815
3.70%, 03/01/45 (Call 09/01/44)	50	48,468
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	75	74,603
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	100	85,750
7.25%, 01/15/22 (Call 05/30/17)[b]	50	49,250
Express Scripts Holding Co.
2.25%, 06/15/19	250	250,625
3.40%, 03/01/27 (Call 12/01/26)	25	23,798
3.90%, 02/15/22	250	260,363
4.50%, 02/25/26 (Call 11/27/25)	50	51,938

Security	Principal (000s)	Value
4.80%, 07/15/46 (Call 01/15/46)[c]	$75	$72,792
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[b]	100	103,359
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	25	25,187
6.38%, 05/15/38	100	132,713
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	101,658
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[b]	50	51,625
Johnson & Johnson
1.13%, 03/01/19	250	248,905
1.65%, 03/01/21 (Call 02/01/21)	150	148,566
3.38%, 12/05/23	150	159,588
3.55%, 03/01/36 (Call 09/01/35)	125	124,917
3.63%, 03/03/37 (Call 09/03/36)	50	50,450
3.70%, 03/01/46 (Call 09/01/45)	80	79,464
3.75%, 03/03/47 (Call 09/03/46)	50	50,282
4.38%, 12/05/33 (Call 06/05/33)	20	22,139
5.55%, 08/15/17	25	25,315
5.95%, 08/15/37	50	65,951
McKesson Corp.
2.28%, 03/15/19	50	50,242
4.88%, 03/15/44 (Call 09/15/43)	100	104,246
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,617
4.13%, 11/15/25 (Call 08/15/25)	200	211,574
Merck & Co. Inc.
2.35%, 02/10/22	40	40,318
2.40%, 09/15/22 (Call 06/15/22)	75	75,223
2.75%, 02/10/25 (Call 11/10/24)	350	349,020
2.80%, 05/18/23	100	101,428
3.70%, 02/10/45 (Call 08/10/44)	25	24,111
4.15%, 05/18/43	100	103,246
Mylan NV
2.50%, 06/07/19	250	251,165
3.00%, 12/15/18	50	50,646
3.15%, 06/15/21 (Call 05/15/21)	25	25,206
5.25%, 06/15/46 (Call 12/15/45)	100	102,979
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[b]	50	53,125

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	$200	$200,348
2.40%, 09/21/22	100	100,175
3.00%, 11/20/25 (Call 08/20/25)	100	100,805
3.10%, 05/17/27 (Call 02/17/27)	100	100,821
4.00%, 11/20/45 (Call 05/20/45)	50	50,804
4.40%, 05/06/44	50	53,776
Novartis Securities Investment Ltd.
5.13%, 02/10/19	250	264,832
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	200	205,456
Pfizer Inc.
1.20%, 06/01/18	100	99,770
2.10%, 05/15/19	25	25,222
2.20%, 12/15/21	100	100,323
2.75%, 06/03/26	100	98,065
4.30%, 06/15/43	50	51,851
4.40%, 05/15/44	50	52,550
5.80%, 08/12/23	200	235,570
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	350	347,984
2.40%, 09/23/21 (Call 08/23/21)	195	192,600
2.88%, 09/23/23 (Call 07/23/23)	50	49,041
3.20%, 09/23/26 (Call 06/23/26)	25	24,200
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	197,146
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	80	89,368
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	25	24,870
1.70%, 07/19/19	25	24,755
2.20%, 07/21/21	100	97,286
3.15%, 10/01/26[c]	125	116,319
4.10%, 10/01/46	150	129,847
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 05/30/17)[b]	75	64,312
5.50%, 03/01/23 (Call 03/01/18)[b]	50	36,625
5.63%, 12/01/21 (Call 05/29/17)[b]	50	38,438
5.88%, 05/15/23 (Call 05/15/18)[b]	75	55,406

Security	Principal (000s)	Value
6.13%, 04/15/25 (Call 04/15/20)[b]	$125	$92,281
6.38%, 10/15/20 (Call 05/30/17)[b]	150	128,812
6.50%, 03/15/22 (Call 03/15/19)[b]	30	30,713
6.75%, 08/15/18 (Call 05/30/17)[b]	8	7,980
7.00%, 10/01/20 (Call 05/30/17)[b]	25	21,938
7.00%, 03/15/24 (Call 03/15/20)[b]	50	51,000
7.50%, 07/15/21 (Call 05/30/17)[b]	50	41,375
Wyeth LLC
5.95%, 04/01/37	335	421,584
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	30,898
4.50%, 11/13/25 (Call 08/13/25)	150	163,886

		11,448,791
PIPELINES — 1.06%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	45	45,788
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)[b]	25	25,563
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	50	51,430
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[b]	25	25,625
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	50	55,940
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	50	49,816
4.15%, 07/01/23 (Call 04/01/23)	50	51,590
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[b]	70	74,550
7.00%, 06/30/24[b]	100	111,738
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b,c]	50	52,022
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[b]	100	103,750
6.25%, 04/01/23 (Call 04/01/18)	50	52,187

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	$50	$48,750
4.75%, 09/30/21 (Call 06/30/21)[b]	50	51,125
4.95%, 04/01/22 (Call 01/01/22)	25	25,578
5.35%, 03/15/20[b]	75	78,281
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b]	25	23,875
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	200	196,040
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	30	30,744
5.88%, 10/15/25 (Call 07/15/25)[c]	100	113,991
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	24,957
4.25%, 12/01/26 (Call 09/01/26)	40	41,850
Series 16-A
VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	100	102,000
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	25	26,875
5.88%, 01/15/24 (Call 10/15/23)	50	53,875
7.50%, 10/15/20	50	56,344
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	75	75,498
4.05%, 03/15/25 (Call 12/15/24)	50	50,152
5.15%, 03/15/45 (Call 09/15/44)	100	96,344
5.20%, 02/01/22 (Call 11/01/21)	400	432,528
6.13%, 12/15/45 (Call 06/15/45)	25	27,152
6.50%, 02/01/42 (Call 08/01/41)	50	55,097
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	250	250,330
4.85%, 07/15/26 (Call 04/15/26)	75	78,598
5.60%, 04/01/44 (Call 10/01/43)	50	50,582
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	306,375
3.70%, 02/15/26 (Call 11/15/25)	25	25,347
3.95%, 02/15/27 (Call 11/15/26)	75	77,455
4.85%, 08/15/42 (Call 02/15/42)	100	102,326
4.85%, 03/15/44 (Call 09/15/43)	125	128,971
4.90%, 05/15/46 (Call 11/15/45)	25	26,119
5.10%, 02/15/45 (Call 08/15/44)	50	53,401
Series J
5.75%, 03/01/35	100	111,220

Security	Principal (000s)	Value
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 05/30/17)	$50	$50,562
6.00%, 05/15/23 (Call 05/15/18)	75	75,000
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	50	52,995
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[b]	25	26,438
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	50	51,430
6.95%, 01/15/38	175	207,627
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	510,100
4.30%, 06/01/25 (Call 03/01/25)	100	103,938
5.05%, 02/15/46 (Call 08/15/45)	25	24,886
5.30%, 12/01/34 (Call 06/01/34)	125	128,077
5.55%, 06/01/45 (Call 12/01/44)	100	105,844
7.80%, 08/01/31	25	31,722
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	48,896
4.20%, 12/01/42 (Call 06/01/42)	25	23,124
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/30/17)	15	15,375
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	150	160,263
5.50%, 02/15/23 (Call 08/15/17)	107	110,841
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 05/30/17)[b]	50	51,425
NuStar Logistics LP
8.15%, 04/15/18	25	26,344
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	25	25,871
7.50%, 09/01/23 (Call 06/01/23)	50	59,146
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	200	202,742
3.38%, 10/01/22 (Call 07/01/22)	50	50,452
5.00%, 09/15/23 (Call 06/15/23)	125	135,010
6.20%, 09/15/43 (Call 03/15/43)	50	57,134
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	97,085

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	$250	$246,192
3.65%, 06/01/22 (Call 03/01/22)	50	50,933
5.15%, 06/01/42 (Call 12/01/41)	100	97,847
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	55,006
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	53,450
6.00%, 01/15/19[b]	25	26,250
6.85%, 07/15/18[b]	25	26,215
7.50%, 07/15/38[b]	25	27,625
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)[b]	75	79,208
5.63%, 03/01/25 (Call 12/01/24)	86	93,932
5.75%, 05/15/24 (Call 02/15/24)	100	110,383
5.88%, 06/30/26 (Call 12/31/25)[b]	50	55,685
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)[b]	25	25,125
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	120	119,411
8.00%, 10/01/19	156	175,207
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	100	99,021
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/15/17)	50	50,125
5.75%, 04/15/25 (Call 04/15/20)	35	35,438
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	99,580
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	49,500
5.13%, 02/01/25 (Call 02/01/20)[b]	45	46,463
5.25%, 05/01/23 (Call 11/01/17)	25	25,750
5.38%, 02/01/27 (Call 02/01/22)[b]	25	26,125
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	25,409
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	25	26,500
6.25%, 10/15/22 (Call 10/15/18)	100	107,250

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$150	$148,996
4.63%, 03/01/34 (Call 12/01/33)	25	26,653
4.88%, 01/15/26 (Call 10/15/25)	105	117,461
7.63%, 01/15/39	150	213,963
Transcanada Trust
VRN, (3 mo. LIBOR US + 3.208%)
5.30%, 03/15/77 (Call 03/15/27)	500	504,375
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	100	93,850
7.85%, 02/01/26 (Call 11/01/25)	25	32,354
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	84,748
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	25	24,625
4.55%, 06/24/24 (Call 03/24/24)	160	163,800
7.50%, 01/15/31	25	29,563
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	100	102,042
4.30%, 03/04/24 (Call 12/04/23)	200	208,084
4.90%, 01/15/45 (Call 07/15/44)	50	49,338
5.25%, 03/15/20	25	26,914

		9,614,502
PRIVATE EQUITY — 0.01%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	25,675
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[b]	50	51,379

		77,054
REAL ESTATE — 0.27%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 05/30/17)[d]	200	208,720
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	105,155
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[d]	200	227,179
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	200	211,540
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	50	52,500

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 05/30/17)[d]	$200	$207,400
Franshion Development Ltd.
6.75%, 04/15/21[b]	200	223,867
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	75	75,750
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	100	103,750
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 05/30/17)[d]	200	208,994
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	75	80,222
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[b]	25	25,250
5.25%, 12/01/21 (Call 12/01/17)[b]	25	26,313
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)[d]	200	222,746
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[d]	200	217,027
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	207,760

		2,404,173
REAL ESTATE INVESTMENT TRUSTS — 0.85%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	200	208,868
4.60%, 04/01/22 (Call 01/01/22)	50	53,302
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	200	190,498
3.38%, 10/15/26 (Call 07/15/26)	50	48,768
3.40%, 02/15/19	200	204,258
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	30	30,389
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	75	70,121
3.65%, 02/01/26 (Call 11/03/25)	50	50,262
3.80%, 02/01/24 (Call 11/01/23)	75	77,260
3.85%, 02/01/23 (Call 11/01/22)	175	182,600
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	120	120,798

Security	Principal (000s)	Value
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	$40	$39,860
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	100,186
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	75	77,925
CoreCivic Inc.
5.00%, 10/15/22 (Call 07/15/22)	50	51,750
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,528
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	50	48,995
3.70%, 06/15/26 (Call 03/15/26)	100	100,238
4.88%, 04/15/22	25	27,206
5.25%, 01/15/23	40	44,231
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	96,893
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	270	281,983
4.75%, 10/01/25 (Call 07/01/25)	50	53,235
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	80	83,359
4.38%, 06/15/22 (Call 03/15/22)	50	53,310
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	25	25,603
Equinix Inc.
4.88%, 04/01/20 (Call 05/30/17)[c]	12	12,300
5.38%, 01/01/22 (Call 01/01/18)	50	52,875
5.38%, 04/01/23 (Call 04/01/18)	50	52,062
5.88%, 01/15/26 (Call 01/15/21)	50	53,875
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	100,669
4.50%, 07/01/44 (Call 01/01/44)	50	51,493
4.50%, 06/01/45 (Call 12/01/44)	30	30,821
4.63%, 12/15/21 (Call 09/15/21)	75	81,184
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	50	50,625
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	52,630
GEO Group Inc. (The)
6.00%, 04/15/26 (Call 04/15/21)	50	51,375

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	$25	$25,160
3.88%, 08/15/24 (Call 05/17/24)	50	50,486
4.00%, 06/01/25 (Call 03/01/25)	100	101,244
5.38%, 02/01/21 (Call 11/03/20)	400	436,248
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	225	239,735
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	50	50,821
4.00%, 06/15/25 (Call 03/15/25)	75	76,078
Series F
4.50%, 02/01/26 (Call 11/01/25)	75	78,200
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	51,312
6.00%, 10/01/20 (Call 10/01/17)[b]	25	26,156
Iron Mountain U.S. Holdings Inc.
5.38%, 06/01/26 (Call 06/01/21)[b]	50	50,875
iStar Inc.
6.00%, 04/01/22 (Call 04/01/19)	100	102,500
7.13%, 02/15/18	48	49,564
Kimco Realty Corp.
3.80%, 04/01/27 (Call 01/01/27)	100	100,757
4.25%, 04/01/45 (Call 10/01/44)	50	47,015
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	94,133
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	29,888
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	75	81,187
Omega Healthcare Investors Inc.
4.75%, 01/15/28 (Call 10/15/27)	50	49,778
4.95%, 04/01/24 (Call 01/01/24)	75	77,835
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[b]	25	26,125
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	51,537
4.13%, 10/15/26 (Call 07/15/26)	150	155,668
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 05/30/17)	25	25,938

Security	Principal (000s)	Value
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	$50	$51,500
4.88%, 09/01/24 (Call 09/01/19)[b]	50	50,438
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	100,186
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,331
2.50%, 07/15/21 (Call 04/15/21)	25	25,061
3.30%, 01/15/26 (Call 10/15/25)	80	79,804
3.38%, 10/01/24 (Call 07/01/24)	100	101,099
3.75%, 02/01/24 (Call 11/01/23)	200	208,698
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)[b]	25	26,063
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[d]	200	202,500
Uniti Group Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b]	25	26,016
7.13%, 12/15/24 (Call 12/15/19)[b]	75	76,687
8.25%, 10/15/23 (Call 04/15/19)	25	26,680
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	50	49,866
3.50%, 02/01/25 (Call 11/01/24)	200	197,728
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	160	169,326
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	265	275,833
4.60%, 02/06/24 (Call 11/06/23)	125	129,951
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	201,896
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	450	461,601
Weyerhaeuser Co.
7.38%, 03/15/32	100	133,871

		7,661,710
RETAIL — 1.00%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b]	100	104,250
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	25,813

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	$45	$45,747
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	20	20,094
3.25%, 04/15/25 (Call 01/15/25)	35	34,550
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	25	22,309
Best Buy Co. Inc.
5.00%, 08/01/18	50	51,801
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 05/30/17)	25	10,063
Brinker International Inc.
3.88%, 05/15/23	75	70,875
5.00%, 10/01/24 (Call 07/01/24)[b]	50	49,500
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/30/17)[b]	50	23,125
Costco Wholesale Corp.
1.75%, 02/15/20	100	100,202
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	125	123,415
2.25%, 12/05/18 (Call 11/05/18)	125	125,872
2.80%, 07/20/20 (Call 06/20/20)	175	178,269
2.88%, 06/01/26 (Call 03/01/26)	200	192,888
3.50%, 07/20/22 (Call 05/20/22)	200	207,618
3.88%, 07/20/25 (Call 04/20/25)	50	51,978
4.88%, 07/20/35 (Call 01/20/35)	125	136,147
5.13%, 07/20/45 (Call 01/20/45)	75	84,067
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	125	126,402
Dollar Tree Inc.
5.25%, 03/01/20 (Call 05/30/17)	50	51,437
5.75%, 03/01/23 (Call 03/01/18)	75	79,575
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/30/17)[c]	25	24,063
6.75%, 06/15/23 (Call 06/15/19)	68	65,620
GameStop Corp.
6.75%, 03/15/21 (Call 03/15/18)[b]	25	25,563
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[c]	50	54,055
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	252,005

Security	Principal (000s)	Value
2.63%, 06/01/22 (Call 05/01/22)	$250	$254,112
3.35%, 09/15/25 (Call 06/15/25)	25	25,917
4.25%, 04/01/46 (Call 10/01/45)	125	131,656
4.40%, 04/01/21 (Call 01/01/21)	25	27,098
4.40%, 03/15/45 (Call 09/15/44)	100	107,136
5.88%, 12/16/36	250	319,022
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	75	74,625
5.88%, 07/01/23 (Call 07/01/19)[b]	25	25,250
6.38%, 10/15/36	25	19,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[b]	70	72,275
5.25%, 06/01/26 (Call 06/01/21)[b]	25	25,625
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[c]	75	72,972
L Brands Inc.
5.63%, 02/15/22	50	52,812
6.63%, 04/01/21	25	27,500
6.75%, 07/01/36	50	48,437
6.88%, 11/01/35	50	49,300
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	75	76,329
3.38%, 09/15/25 (Call 06/15/25)	250	256,992
3.70%, 04/15/46 (Call 10/15/45)	100	94,335
4.65%, 04/15/42 (Call 10/15/41)	125	135,343
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	300	281,547
4.50%, 12/15/34 (Call 06/15/34)	23	19,946
6.38%, 03/15/37	25	25,715
McDonald’s Corp.
2.63%, 01/15/22	50	50,276
3.70%, 01/30/26 (Call 10/30/25)	355	366,300
3.70%, 02/15/42	25	22,693
4.88%, 12/09/45 (Call 06/09/45)	200	215,476
5.00%, 02/01/19	100	105,374
Michaels Stores Inc.
5.88%, 12/15/20 (Call 05/30/17)[b]	50	51,312
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/30/17)[b]	50	29,250
New Albertsons Inc.
7.45%, 08/01/29	50	47,125
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	47,674

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	$25	$25,188
5.75%, 10/01/22 (Call 10/01/17)	15	15,525
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[b]	100	91,375
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	51,250
QVC Inc.
4.85%, 04/01/24	25	25,367
5.13%, 07/02/22	150	157,375
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b,c]	50	49,500
6.75%, 06/15/21 (Call 05/30/17)	75	75,562
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	25	25,813
5.75%, 06/01/22 (Call 06/01/17)	50	51,500
Sonic Automotive Inc.
6.13%, 03/15/27 (Call 03/15/22)[b]	25	25,188
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	100	100,639
3.85%, 10/01/23 (Call 07/01/23)	100	107,738
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,813
5.88%, 03/01/27 (Call 03/01/22)	100	99,750
Target Corp.
2.50%, 04/15/26	50	47,408
2.90%, 01/15/22	25	25,631
3.50%, 07/01/24	275	284,562
3.63%, 04/15/46[c]	50	45,682
4.00%, 07/01/42	25	24,486
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	100	93,041
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[b]	4	3,596
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	250	251,920
3.30%, 04/22/24 (Call 01/22/24)	325	340,002
4.25%, 04/15/21	100	108,589
4.30%, 04/22/44 (Call 10/22/43)	125	132,837
4.75%, 10/02/43 (Call 04/02/43)	50	56,387
5.00%, 10/25/40	100	115,600

Security	Principal (000s)	Value
5.63%, 04/01/40	$90	$111,624
6.50%, 08/15/37	180	242,905
7.55%, 02/15/30	25	36,330
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	101,461
3.10%, 06/01/23 (Call 04/01/23)	118	118,754
3.30%, 11/18/21 (Call 09/18/21)	100	102,909
3.45%, 06/01/26 (Call 03/01/26)	125	123,256
4.65%, 06/01/46 (Call 12/01/45)	50	50,527
4.80%, 11/18/44 (Call 05/18/44)	100	102,866
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	25	24,688
5.35%, 11/01/43 (Call 05/01/43)	25	21,938

		8,989,434
SAVINGS & LOANS — 0.02%
Nationwide Building Society
2.35%, 01/21/20[b]	200	200,617

		200,617
SEMICONDUCTORS — 0.26%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	25,530
7.50%, 08/15/22	41	45,510
Altera Corp.
2.50%, 11/15/18	100	101,519
Amkor Technology Inc.
6.63%, 06/01/21 (Call 05/30/17)	50	50,938
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	150	155,122
5.30%, 12/15/45 (Call 06/15/45)	25	27,988
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	50	50,795
3.90%, 10/01/25 (Call 07/01/25)	65	69,265
5.10%, 10/01/35 (Call 04/01/35)	40	45,634
5.85%, 06/15/41	25	30,539
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	100	100,743
3.88%, 01/15/27 (Call 10/15/26)[b]	50	50,715
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	98,455
3.10%, 07/29/22	50	51,778
3.70%, 07/29/25 (Call 04/29/25)	80	84,218
4.80%, 10/01/41	25	27,982

136	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
4.90%, 07/29/45 (Call 01/29/45)	$150	$169,836
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	51,750
5.50%, 02/01/25 (Call 08/01/19)	50	52,250
5.63%, 01/15/26 (Call 05/01/20)[b]	25	26,438
7.50%, 09/15/23 (Call 04/15/19)	25	27,967
NXP BV/NXP Funding LLC
4.63%, 06/01/23[b]	200	215,250
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	50	54,250
7.00%, 12/01/25 (Call 12/01/20)	25	27,750
QUALCOMM Inc.
2.25%, 05/20/20	155	155,935
3.45%, 05/20/25 (Call 02/20/25)	150	152,950
4.65%, 05/20/35 (Call 11/20/34)	50	52,720
4.80%, 05/20/45 (Call 11/20/44)	50	52,502
Sensata Technologies BV
4.88%, 10/15/23[b]	50	50,500
5.00%, 10/01/25[b]	25	25,531
5.63%, 11/01/24[b]	25	26,500
Texas Instruments Inc.
1.65%, 08/03/19	200	199,876

		2,358,736
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	51,781

		51,781
SOFTWARE — 0.83%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[b]	150	147,087
6.13%, 09/15/23 (Call 09/15/18)[b]	200	217,000
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	122,310
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	100	105,003
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[b]	40	40,675
BMC Software Inc.
7.25%, 06/01/18	19	19,570
Boxer Parent Co. Inc. 9.00% (9.75% PIK),
10/15/19 (Call 05/30/17)[b,e]	50	49,969

Security	Principal (000s)	Value
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	$50	$52,640
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[b]	25	26,812
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	40	41,050
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[b]	55	58,025
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	206,349
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	350	335,223
3.63%, 10/15/20 (Call 09/15/20)	50	52,055
5.00%, 10/15/25 (Call 07/15/25)	100	110,277
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	109	111,480
5.38%, 08/15/23 (Call 08/15/18)[b]	75	78,000
5.75%, 01/15/24 (Call 01/15/19)[b]	50	51,875
7.00%, 12/01/23 (Call 12/01/18)[b]	139	149,036
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho
10.00%, 11/30/24 (Call 11/30/19)[b]	30	33,229
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/30/17)[b,e]	50	51,100
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	25	26,094
6.50%, 05/15/22 (Call 05/15/18)	75	78,000
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b]	25	24,594
Microsoft Corp.
1.10%, 08/08/19	300	297,063
1.63%, 12/06/18	100	100,358
1.85%, 02/12/20 (Call 01/12/20)	250	250,930
2.00%, 11/03/20 (Call 10/03/20)	120	120,556
2.00%, 08/08/23 (Call 06/08/23)	25	24,289
2.38%, 02/12/22 (Call 01/12/22)	25	25,238
2.38%, 05/01/23 (Call 02/01/23)	475	472,235
2.40%, 08/08/26 (Call 05/08/26)	175	167,673

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
2.65%, 11/03/22 (Call 09/03/22)	$25	$25,380
2.70%, 02/12/25 (Call 11/12/24)	25	24,912
3.30%, 02/06/27 (Call 11/06/26)	50	51,339
3.45%, 08/08/36 (Call 02/08/36)	50	48,180
3.50%, 02/12/35 (Call 08/12/34)	100	97,326
3.63%, 12/15/23 (Call 09/15/23)	100	106,297
3.70%, 08/08/46 (Call 02/08/46)	275	262,006
3.75%, 05/01/43 (Call 11/01/42)	150	144,696
3.75%, 02/12/45 (Call 08/12/44)	125	120,051
4.45%, 11/03/45 (Call 05/03/45)	75	80,056
4.50%, 02/06/57 (Call 08/06/56)	182	189,599
4.75%, 11/03/55 (Call 05/03/55)	305	330,745
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b]	50	51,375
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/30/17)[b]	21	21,446
5.63%, 12/15/26 (Call 12/15/21)[b]	100	103,375
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[b]	95	101,412
Oracle Corp.
2.25%, 10/08/19	425	430,427
2.38%, 01/15/19	200	202,650
2.50%, 05/15/22 (Call 03/15/22)	300	301,701
2.65%, 07/15/26 (Call 04/15/26)	250	241,380
2.95%, 05/15/25 (Call 02/15/25)	125	124,853
3.63%, 07/15/23	100	105,679
3.90%, 05/15/35 (Call 11/15/34)	125	125,700
4.00%, 07/15/46 (Call 01/15/46)	125	122,170
4.50%, 07/08/44 (Call 01/08/44)	150	157,958
6.13%, 07/08/39	100	128,318
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[b,c]	50	52,937
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	75	85,594

		7,483,357
TELECOMMUNICATIONS — 1.85%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	40	45,000
America Movil SAB de CV
5.63%, 11/15/17	25	25,521
6.13%, 11/15/37	50	58,735
6.38%, 03/01/35	125	150,286

Security	Principal (000s)	Value
Anixter Inc.
5.13%, 10/01/21	$25	$26,500
5.63%, 05/01/19	8	8,360
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	250	250,420
2.80%, 02/17/21 (Call 01/17/21)	50	50,370
3.00%, 06/30/22 (Call 04/30/22)	75	74,988
3.40%, 05/15/25 (Call 02/15/25)	450	437,953
3.60%, 02/17/23 (Call 12/17/22)	50	50,906
3.90%, 03/11/24 (Call 12/11/23)	175	179,308
3.95%, 01/15/25 (Call 10/15/24)	200	202,478
4.25%, 03/01/27 (Call 12/01/26)	100	102,141
4.35%, 06/15/45 (Call 12/15/44)	200	177,246
4.45%, 05/15/21	75	79,973
4.45%, 04/01/24 (Call 01/01/24)	200	210,532
4.50%, 05/15/35 (Call 11/15/34)	50	47,236
4.55%, 03/09/49 (Call 09/09/48)	25	22,559
4.75%, 05/15/46 (Call 11/15/45)	200	187,138
4.80%, 06/15/44 (Call 12/15/43)	25	23,724
5.00%, 03/01/21	75	81,453
5.15%, 03/15/42	50	49,685
5.35%, 09/01/40	203	208,966
5.65%, 02/15/47 (Call 08/15/46)	75	79,161
5.80%, 02/15/19	200	212,988
5.88%, 10/01/19	50	54,300
6.35%, 03/15/40	100	114,539
6.50%, 09/01/37	300	351,828
Batelco International Finance No. 1 Ltd.
4.25%, 05/01/20[d]	200	200,576
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	210,692
British Telecommunications PLC
2.35%, 02/14/19	200	201,242
9.13%, 12/15/30	175	263,632
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	94	91,767
5.80%, 03/15/22	50	52,313
6.15%, 09/15/19	27	28,823
6.45%, 06/15/21	25	27,000
7.60%, 09/15/39	75	70,312
Series V
5.63%, 04/01/20	25	26,531

138	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Series W
6.75%, 12/01/23	$25	$26,781
Series Y
7.50%, 04/01/24 (Call 01/01/24)[c]	50	54,325
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	25	26,463
Cisco Systems Inc.
2.20%, 02/28/21	540	542,527
2.20%, 09/20/23 (Call 07/20/23)	25	24,444
2.50%, 09/20/26 (Call 06/20/26)	125	120,254
2.60%, 02/28/23	100	100,537
3.63%, 03/04/24	50	53,017
5.50%, 01/15/40	75	92,881
5.90%, 02/15/39	50	64,355
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[d]	200	203,000
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	50	51,375
5.50%, 06/15/24 (Call 06/15/19)[b]	150	157,125
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	25	26,656
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	25	24,688
Deutsche Telekom International Finance BV
8.75%, 06/15/30	200	295,030
Digicel Group Ltd.
8.25%, 09/30/20 (Call 05/29/17)[d]	200	183,000
Embarq Corp.
8.00%, 06/01/36	50	50,938
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[c]	50	46,375
6.88%, 01/15/25 (Call 10/15/24)[c]	25	20,819
7.13%, 03/15/19	50	52,625
7.13%, 01/15/23	50	43,750
7.63%, 04/15/24	100	85,750
8.50%, 04/15/20	75	79,781
8.75%, 04/15/22[c]	25	24,117
9.00%, 08/15/31	25	21,375
10.50%, 09/15/22 (Call 06/15/22)	50	50,250
11.00%, 09/15/25 (Call 06/15/25)	150	144,562

Security	Principal (000s)	Value
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[b]	$50	$57,250
GTT Escrow Corp.
7.88%, 12/31/24 (Call 12/31/19)[b]	50	52,125
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/30/17)[b]	28	28,840
Hughes Satellite Systems Corp.
5.25%, 08/01/26[b]	35	35,613
6.63%, 08/01/26[b]	25	25,750
7.63%, 06/15/21	50	56,457
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[d]	200	208,656
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/30/17)[b]	100	101,000
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	40	34,150
7.25%, 04/01/19 (Call 05/30/17)[c]	75	72,094
7.25%, 10/15/20 (Call 05/30/17)	100	93,620
7.50%, 04/01/21 (Call 05/30/17)	50	45,750
8.00%, 02/15/24 (Call 02/15/19)[b]	50	53,750
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	50	52,063
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 03/15/21)	30	30,940
5.38%, 08/15/22 (Call 08/15/17)	50	51,635
5.38%, 01/15/24 (Call 01/15/19)	69	71,714
5.38%, 05/01/25 (Call 05/01/20)	25	26,063
Motorola Solutions Inc.
3.50%, 09/01/21	100	101,663
3.75%, 05/15/22	127	129,728
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[d]	200	189,950
Nokia OYJ
5.38%, 05/15/19	50	53,000
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	199,340
Orange SA
2.75%, 02/06/19	200	202,406
5.38%, 01/13/42	25	28,402
5.50%, 02/06/44 (Call 08/06/43)[c]	100	116,339
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	50,875

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Proven Honour Capital Ltd.
4.13%, 05/06/26[d]	$200	$201,900
Qwest Corp.
6.75%, 12/01/21	125	138,409
6.88%, 09/15/33 (Call 05/30/17)	50	49,856
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[b]	40	39,900
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,835
3.63%, 12/15/25 (Call 09/15/25)	75	76,301
4.10%, 10/01/23 (Call 07/01/23)	225	239,040
Sprint Capital Corp.
6.88%, 11/15/28	175	189,437
6.90%, 05/01/19	50	53,438
8.75%, 03/15/32	35	43,072
Sprint Communications Inc.
6.00%, 11/15/22	125	130,234
7.00%, 03/01/20[b]	50	54,625
7.00%, 08/15/20	50	54,125
9.00%, 11/15/18[b]	100	109,375
11.50%, 11/15/21	50	63,125
Sprint Corp.
7.13%, 06/15/24[c]	100	109,063
7.25%, 09/15/21	100	109,375
7.63%, 02/15/25 (Call 11/15/24)	100	111,625
7.88%, 09/15/23	150	168,375
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	150	160,312
6.00%, 04/15/24 (Call 04/15/19)	25	27,088
6.38%, 03/01/25 (Call 09/01/19)	50	54,641
6.50%, 01/15/24 (Call 01/15/19)	50	54,187
6.50%, 01/15/26 (Call 01/15/21)	150	166,312
6.63%, 04/01/23 (Call 04/01/18)	50	53,438
Telecom Italia Capital SA
6.38%, 11/15/33	75	78,598
7.20%, 07/18/36	100	110,250
Telefonica Emisiones SAU
5.46%, 02/16/21	300	330,744
7.05%, 06/20/36	100	125,440
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	50	50,402

Security	Principal (000s)	Value
Verizon Communications Inc.
1.10%, 11/01/17	$25	$24,992
2.95%, 03/15/22[b]	398	400,026
3.50%, 11/01/21	50	51,639
3.50%, 11/01/24 (Call 08/01/24)	100	100,031
3.65%, 09/14/18	200	205,024
4.15%, 03/15/24 (Call 12/15/23)	50	52,367
4.27%, 01/15/36	350	327,435
4.50%, 09/15/20	250	267,433
4.67%, 03/15/55	125	114,480
4.75%, 11/01/41	150	143,931
4.86%, 08/21/46	100	97,016
5.01%, 04/15/49[b]	291	285,282
5.01%, 08/21/54	225	218,279
5.05%, 03/15/34 (Call 12/15/33)	425	434,924
6.55%, 09/15/43	171	210,304
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	226,702
Vodafone Group PLC
2.95%, 02/19/23	100	99,539
4.38%, 03/16/21	100	106,684
6.15%, 02/27/37	100	115,583
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	25	25,625
5.38%, 07/15/22 (Call 07/15/17)[b]	100	101,000
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 05/30/17)[b]	200	203,000
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	75	66,187
7.50%, 06/01/22 (Call 06/01/17)[c]	25	24,313
7.50%, 04/01/23 (Call 05/30/17)	25	23,531
7.75%, 10/15/20 (Call 05/30/17)	25	25,500

		16,700,504
TEXTILES — 0.01%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	100	103,536
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/30/17)	25	25,781

		129,317
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,542
6.35%, 03/15/40	15	17,784

140	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Mattel Inc.
2.35%, 05/06/19	$25	$25,059
5.45%, 11/01/41 (Call 05/01/41)	50	51,481

		119,866
TRANSPORTATION — 0.47%
AP Moller – Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b]	50	49,791
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	26,474
3.90%, 08/01/46 (Call 02/01/46)	25	24,598
4.10%, 06/01/21 (Call 03/01/21)	50	53,301
4.15%, 04/01/45 (Call 10/01/44)	150	152,547
4.55%, 09/01/44 (Call 03/01/44)	25	26,722
4.70%, 10/01/19	125	133,636
4.90%, 04/01/44 (Call 10/01/43)	125	140,457
5.75%, 05/01/40 (Call 11/01/39)	50	61,475
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	100	99,191
3.20%, 08/02/46 (Call 02/02/46)	100	89,298
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	49,420
4.45%, 03/15/23 (Call 12/15/22)	50	54,108
4.80%, 08/01/45 (Call 02/01/45)	45	49,585
5.75%, 01/15/42	50	60,152
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	200	203,114
3.80%, 11/01/46 (Call 05/01/46)	25	23,545
4.10%, 03/15/44 (Call 09/15/43)	135	132,550
4.75%, 05/30/42 (Call 11/30/41)	75	80,370
FedEx Corp.
3.20%, 02/01/25	125	125,938
3.25%, 04/01/26 (Call 01/01/26)	75	75,319
3.30%, 03/15/27 (Call 12/15/26)	70	69,847
3.88%, 08/01/42	25	22,940
4.10%, 04/15/43	25	23,726
4.75%, 11/15/45 (Call 05/15/45)	125	129,990
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/30/17)[b]	50	51,400
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 05/30/17)	25	15,375
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	50,927

Security	Principal (000s)	Value
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	$100	$95,522
Kazakhstan Temir Zholy National Co. JSC
6.38%, 10/06/20[b]	200	216,328
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/29/17)[b]	25	21,500
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	51,011
4.65%, 01/15/46 (Call 07/15/45)	30	32,388
4.80%, 08/15/43 (Call 02/15/43)	200	219,228
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[d]	200	214,639
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	225	221,634
2.50%, 05/11/20 (Call 04/11/20)	35	35,169
2.88%, 09/01/20 (Call 08/01/20)	85	86,154
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/30/17)[b]	25	20,250
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	251,920
3.88%, 02/01/55 (Call 08/01/54)	100	94,635
4.00%, 04/15/47 (Call 10/15/46)	100	100,066
4.05%, 11/15/45 (Call 05/15/45)	50	50,224
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	25	24,131
2.45%, 10/01/22	225	226,930
3.40%, 11/15/46 (Call 05/15/46)	70	64,692
3.63%, 10/01/42	40	38,272
6.20%, 01/15/38	25	32,873
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b]	50	52,500
6.50%, 06/15/22 (Call 06/15/18)[b]	50	52,937

		4,278,799
TRUCKING & LEASING — 0.11%
Aviation Capital Group Corp.
4.88%, 10/01/25 (Call 07/01/25)[b]	50	54,421
CMBLEMTN 1 Ltd.
3.25%, 11/29/21[d]	200	200,067

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[b]	$25	$24,750
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	68,445
3.25%, 09/15/26 (Call 06/15/26)	55	52,860
3.85%, 03/30/27 (Call 12/30/26)	150	150,864
3.90%, 03/30/23	75	77,764
4.50%, 03/30/45 (Call 09/30/44)	25	23,113
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[b]	85	89,781
5.50%, 02/15/24[b]	85	89,888
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	101,837
3.38%, 02/01/22 (Call 12/01/21)[b]	25	25,561

		959,351
WATER — 0.01%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	75	78,568
6.59%, 10/15/37	25	33,705

		112,273

TOTAL CORPORATE BONDS & NOTES
(Cost: $313,200,049)		315,076,548

FOREIGN GOVERNMENT OBLIGATIONS[i] — 5.62%

ARGENTINA — 0.22%
Argentina Bonar Bonds
8.75%, 05/07/24	75	88,027
Argentine Republic Government International Bond
2.50%, 12/31/38[g]	225	149,463
6.63%, 07/06/28	150	153,450
6.88%, 04/22/21	150	164,100
6.88%, 01/26/27	300	316,950
7.13%, 07/06/36	150	151,800
7.25%, 12/31/33	140	153,804
7.50%, 04/22/26	150	164,325
8.28%, 12/31/33	161	180,179
City of Buenos Aires Argentina
7.50%, 06/01/27[d]	250	267,800

Security	Principal (000s)	Value
Provincia de Buenos Aires/Argentina
9.13%, 03/16/24[d]	$150	$170,325

		1,960,223
AZERBAIJAN — 0.02%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[d]	200	203,629

		203,629
BAHRAIN — 0.05%
Bahrain Government International Bond
6.13%, 08/01/23[d]	400	423,101

		423,101
BELGIUM — 0.02%
Belgium Government International Bond
2.88%, 09/18/24	200	204,172

		204,172
BRAZIL — 0.15%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	211,500
Brazilian Government International Bond
4.88%, 01/22/21	100	106,000
5.00%, 01/27/45	200	181,250
5.63%, 01/07/41	100	99,335
7.13%, 01/20/37	125	145,000
8.75%, 02/04/25	100	128,000
8.88%, 04/15/24	30	37,875
10.13%, 05/15/27	300	432,750

		1,341,710
CANADA — 0.27%
Canada Government International Bond
1.63%, 02/27/19	225	226,291
Export Development Canada
1.00%, 11/01/18	100	99,468
1.50%, 10/03/18	50	50,109
1.50%, 05/26/21	100	98,521
1.75%, 07/21/20	150	150,375

142	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Province of British Columbia Canada
2.00%, 10/23/22	$175	$173,733
2.25%, 06/02/26	100	97,154
Province of Manitoba Canada
3.05%, 05/14/24	100	103,359
Province of Ontario Canada
1.25%, 06/17/19	100	99,138
2.00%, 01/30/19	50	50,342
2.40%, 02/08/22	125	126,313
2.45%, 06/29/22	100	100,985
2.50%, 09/10/21	125	127,067
3.20%, 05/16/24	100	104,396
4.00%, 10/07/19	275	289,787
Province of Quebec Canada
2.50%, 04/20/26	200	197,166
2.88%, 10/16/24	100	102,147
4.63%, 05/14/18	225	232,389

		2,428,740
CHILE — 0.02%
Chile Government International Bond
3.13%, 03/27/25	200	204,122

		204,122
CHINA — 0.04%
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	200	195,253
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20[d]	200	200,025

		395,278
COLOMBIA — 0.14%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[c]	200	193,600
4.38%, 07/12/21	500	531,590
5.00%, 06/15/45 (Call 12/15/44)	200	203,116
7.38%, 03/18/19	100	109,957
8.13%, 05/21/24	150	191,130

		1,229,393
COSTA RICA — 0.02%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	200	194,250

		194,250

Security	Principal (000s)	Value
CROATIA — 0.03%
Croatia Government International Bond
6.00%, 01/26/24[d]	$200	$222,640

		222,640
DOMINICAN REPUBLIC — 0.04%
Dominican Republic International Bond
5.88%, 04/18/24[d]	100	106,514
6.60%, 01/28/24[d]	100	110,500
7.45%, 04/30/44[d]	100	113,375

		330,389
ECUADOR — 0.02%
Ecuador Government International Bond
7.95%, 06/20/24[d]	200	191,000

		191,000
EGYPT — 0.03%
Egypt Government International Bond
5.75%, 04/29/20[d]	100	103,960
5.88%, 06/11/25[d]	200	197,308

		301,268
EL SALVADOR — 0.02%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	178,500

		178,500
FINLAND — 0.02%
Finland Government International Bond
1.75%, 09/10/19[b]	200	201,242

		201,242
FRANCE — 0.07%
Caisse d’Amortissement de la Dette Sociale
1.50%, 01/28/19[b]	250	249,627
3.00%, 10/26/20	350	361,208

		610,835

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
GABON — 0.02%
Gabon Government International Bond
6.38%, 12/12/24[d]	$200	$195,850

		195,850
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.38%, 06/08/21	550	536,734
State of North Rhine-Westphalia Germany
1.63%, 01/22/20[d]	100	99,422

		636,156
GHANA — 0.02%
Ghana Government International Bond
8.13%, 01/18/26[d]	200	197,460

		197,460
GUATEMALA — 0.02%
Guatemala Government Bond
5.75%, 06/06/22[d]	200	219,962

		219,962
HUNGARY — 0.14%
Hungary Government International Bond
4.00%, 03/25/19	122	126,575
5.38%, 03/25/24	300	336,750
5.75%, 11/22/23	100	113,875
6.38%, 03/29/21	420	474,600
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[d]	200	205,184

		1,256,984
INDIA — 0.02%
Export-Import Bank of India
3.13%, 07/20/21[d]	200	201,936

		201,936
INDONESIA — 0.25%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	200,301
4.13%, 01/15/25[d]	200	206,020
4.88%, 05/05/21[d]	200	214,979

Security	Principal (000s)	Value
5.25%, 01/08/47[d]	$400	$429,527
5.88%, 03/13/20[d]	100	109,167
6.75%, 01/15/44[d]	200	256,647
7.75%, 01/17/38[d]	300	412,659
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[d]	200	208,000
4.55%, 03/29/26[d]	200	209,000

		2,246,300
ISRAEL — 0.02%
Israel Government International Bond
2.88%, 03/16/26	200	198,184

		198,184
ITALY — 0.03%
Republic of Italy Government International Bond
5.38%, 06/15/33	100	110,851
6.88%, 09/27/23	150	177,467

		288,318
IVORY COAST — 0.02%
Ivory Coast Government International Bond
6.38%, 03/03/28[d]	200	201,056

		201,056
JAMAICA — 0.01%
Jamaica Government International Bond
8.00%, 03/15/39	100	116,196

		116,196
JAPAN — 0.12%
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	200	193,522
Japan Bank for International Cooperation/Japan
1.75%, 11/13/18	400	399,692
1.88%, 04/20/21	100	98,147
1.88%, 07/21/26	200	185,708
Japan Finance Organization for Municipalities
2.13%, 04/13/21[b]	200	196,596

		1,073,665

144	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
KAZAKHSTAN — 0.02%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	$200	$198,174

		198,174
KENYA — 0.02%
Kenya Government International Bond
6.88%, 06/24/24[d]	200	202,540

		202,540
LEBANON — 0.12%
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	102,219
6.38%, 03/09/20	100	103,300
6.65%, 04/22/24[d]	300	309,873
6.65%, 02/26/30[d]	200	200,564
6.75%, 11/29/27[d]	25	25,274
8.25%, 04/12/21[d]	300	332,508

		1,073,738
LITHUANIA — 0.03%
Lithuania Government International Bond
6.13%, 03/09/21[d]	100	112,988
7.38%, 02/11/20[d]	100	113,783

		226,771
MALAYSIA — 0.02%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[d]	200	197,880

		197,880
MEXICO — 0.23%
Mexico Government International Bond
3.50%, 01/21/21[c]	100	103,783
3.63%, 03/15/22	300	309,144
4.00%, 10/02/23	550	570,823
4.15%, 03/28/27	200	205,590
4.75%, 03/08/44	300	295,344
5.55%, 01/21/45	300	329,790
5.75%, 10/12/49	100	101,706
6.05%, 01/11/40	100	115,763

		2,031,943

Security	Principal (000s)	Value
MOROCCO — 0.02%
Morocco Government International Bond
4.25%, 12/11/22[d]	$200	$208,032

		208,032
NORWAY — 0.03%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	252,425

		252,425
OMAN — 0.05%
Oman Government International Bond
4.75%, 06/15/26[d]	200	201,084
6.50%, 03/08/47[d]	200	215,439

		416,523
PAKISTAN — 0.03%
Pakistan Government International Bond
8.25%, 09/30/25[d]	200	224,544

		224,544
PANAMA — 0.08%
Panama Government International Bond
5.20%, 01/30/20	100	108,551
6.70%, 01/26/36	350	451,714
7.13%, 01/29/26	100	127,463

		687,728
PARAGUAY — 0.02%
Paraguay Government International Bond
6.10%, 08/11/44[d]	200	215,500

		215,500
PERU — 0.05%
Peruvian Government International Bond
4.13%, 08/25/27[c]	100	108,425
5.63%, 11/18/50	200	242,056
7.13%, 03/30/19	75	82,447

		432,928
PHILIPPINES — 0.11%
Philippine Government International Bond
3.95%, 01/20/40	200	206,380

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
5.00%, 01/13/37	$200	$234,978
6.38%, 01/15/32	100	129,863
6.38%, 10/23/34	100	133,606
6.50%, 01/20/20	200	223,802
9.50%, 02/02/30	50	79,526

		1,008,155
POLAND — 0.10%
Republic of Poland Government International Bond
3.25%, 04/06/26	100	99,625
4.00%, 01/22/24	266	280,630
5.00%, 03/23/22	200	220,000
6.38%, 07/15/19	300	328,821

		929,076
QATAR — 0.12%
Qatar Government International Bond
3.25%, 06/02/26[d]	200	200,900
4.50%, 01/20/22[b]	200	216,268
4.63%, 06/02/46[d]	500	521,950
6.40%, 01/20/40[b]	100	130,171

		1,069,289
ROMANIA — 0.09%
Romanian Government International Bond
4.88%, 01/22/24[d]	400	435,174
6.75%, 02/07/22[d]	300	347,940

		783,114
RUSSIA — 0.15%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[d]	200	205,100
4.50%, 04/04/22[d]	200	214,016
4.88%, 09/16/23[d]	200	216,796
5.00%, 04/29/20[d]	200	213,737
5.63%, 04/04/42[d]	200	222,740
7.50%, 03/31/30[d,g]	263	316,564

		1,388,953
SAUDI ARABIA — 0.07%
Saudi Government International Bond
2.38%, 10/26/21[d]	400	393,016
4.50%, 10/26/46[d]	200	197,626

		590,642

Security	Principal (000s)	Value
SERBIA — 0.02%
Serbia International Bond
4.88%, 02/25/20[d]	$200	$208,500

		208,500
SLOVENIA — 0.02%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	207,750

		207,750
SOUTH AFRICA — 0.09%
Republic of South Africa Government International Bond
4.30%, 10/12/28	400	377,000
6.25%, 03/08/41	153	169,065
6.88%, 05/27/19	200	216,500

		762,565
SOUTH KOREA — 0.15%
Export-Import Bank of Korea
1.50%, 10/21/19	200	197,288
2.63%, 12/30/20	400	401,100
2.88%, 01/21/25	200	197,046
4.00%, 01/29/21	100	104,968
5.13%, 06/29/20	200	216,050
Korea International Bond
3.88%, 09/11/23	200	214,828

		1,331,280
SRI LANKA — 0.05%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	205,000
6.83%, 07/18/26[d]	200	210,019

		415,019
SUPRANATIONAL — 1.37%
African Development Bank
1.00%, 11/02/18	50	49,695
1.00%, 05/15/19	275	272,085
1.25%, 07/26/21	50	48,563
1.63%, 10/02/18	150	150,507
1.88%, 03/16/20	150	151,024
Asian Development Bank
1.00%, 08/16/19	100	98,906
1.50%, 09/28/18	50	50,114

146	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
1.50%, 01/22/20	$100	$99,839
1.75%, 01/10/20	50	50,246
1.88%, 02/18/22	350	348,495
2.00%, 02/16/22	100	100,244
2.00%, 01/22/25	250	244,070
2.00%, 04/24/26	100	96,515
2.63%, 01/12/27	50	50,867
Corp. Andina de Fomento
2.00%, 05/10/19	100	100,091
2.13%, 09/27/21	50	49,455
4.38%, 06/15/22	100	108,279
Council of Europe Development Bank
1.63%, 03/10/20	250	249,640
European Bank for Reconstruction & Development
1.63%, 11/15/18	200	200,686
1.75%, 06/14/19	50	50,207
1.75%, 11/26/19	250	250,952
1.88%, 02/23/22	100	99,346
European Investment Bank
1.00%, 06/15/18	75	74,721
1.13%, 08/15/18	250	249,247
1.13%, 08/15/19	250	247,555
1.25%, 05/15/18	100	99,939
1.25%, 05/15/19	250	248,627
1.25%, 12/16/19	150	148,688
1.38%, 06/15/20	500	494,355
1.63%, 03/16/20	100	99,822
1.75%, 06/17/19	250	251,067
1.88%, 03/15/19	250	251,660
1.88%, 02/10/25	200	192,548
2.00%, 03/15/21	50	50,192
2.13%, 04/13/26	100	97,091
2.25%, 08/15/22	300	301,932
2.50%, 04/15/21	50	51,124
2.88%, 09/15/20	250	258,527
3.25%, 01/29/24	350	370,202
4.88%, 02/15/36	100	126,168
5.13%, 05/30/17	25	25,072
Inter-American Development Bank
1.13%, 09/12/19	100	99,138
1.75%, 10/15/19	350	351,984
1.88%, 06/16/20	100	100,583

Security	Principal (000s)	Value
2.13%, 01/15/25	$250	$246,720
3.00%, 10/04/23	800	838,096
3.00%, 02/21/24	100	104,573
3.20%, 08/07/42	30	29,450
4.25%, 09/10/18	100	103,907
4.38%, 01/24/44	50	58,991
International Bank for Reconstruction & Development
0.88%, 07/19/18	25	24,878
0.88%, 08/15/19	350	345,404
1.00%, 10/05/18	250	248,875
1.13%, 11/27/19	340	336,508
1.13%, 08/10/20	100	98,247
1.25%, 07/26/19	250	248,870
1.38%, 05/24/21	250	245,267
1.63%, 03/09/21	100	99,265
1.63%, 02/10/22	250	246,140
1.88%, 10/07/19	100	100,892
1.88%, 04/21/20	100	100,723
2.50%, 11/25/24	250	253,092
2.50%, 07/29/25	150	150,833
7.63%, 01/19/23	250	322,717
International Finance Corp.
1.25%, 07/16/18	50	49,977
1.63%, 07/16/20	175	174,806
1.75%, 09/04/18	425	427,427
1.75%, 09/16/19	25	25,154
2.13%, 04/07/26	150	146,189
Nordic Investment Bank
1.50%, 09/29/20	250	248,012

		12,385,081
SWEDEN — 0.10%
Svensk Exportkredit AB
1.13%, 08/28/19	700	691,187
Sweden Government International Bond
1.13%, 03/15/19[b]	200	198,714

		889,901
TURKEY — 0.28%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24[d]	200	195,600

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Turkey Government International Bond
4.25%, 04/14/26	$200	$189,993
4.88%, 10/09/26	200	198,000
4.88%, 04/16/43	200	180,750
5.63%, 03/30/21	200	211,948
6.00%, 03/25/27	600	642,000
6.00%, 01/14/41	200	207,320
6.25%, 09/26/22	200	217,323
6.75%, 05/30/40	100	112,602
6.88%, 03/17/36	60	67,995
7.38%, 02/05/25	20	23,202
7.50%, 11/07/19	250	275,325

		2,522,058
UKRAINE — 0.07%
Ukraine Government International Bond
7.75%, 09/01/20[d]	312	314,352
7.75%, 09/01/23[d]	200	193,140
7.75%, 09/01/27[d]	100	93,750

		601,242
UNITED ARAB EMIRATES — 0.02%
Abu Dhabi Government International Bond
3.13%, 05/03/26[d]	200	201,888

		201,888
URUGUAY — 0.06%
Uruguay Government International Bond
4.50%, 08/14/24	250	268,155
5.10%, 06/18/50	200	198,298
8.00%, 11/18/22	75	91,382

		557,835
VENEZUELA — 0.07%
Venezuela Government International Bond
7.00%, 12/01/18[d]	50	35,185
7.00%, 03/31/38[d]	75	33,878
7.65%, 04/21/25[d]	100	46,170
7.75%, 10/13/19[d]	100	60,170
8.25%, 10/13/24[d]	50	23,755
9.00%, 05/07/23[d]	100	49,770

Security	Principal (000s)	Value
9.25%, 09/15/27	$100	$53,380
9.38%, 01/13/34	100	48,530
11.75%, 10/21/26[d]	200	115,740
11.95%, 08/05/31[d]	200	115,500
12.75%, 08/23/22[d]	75	46,147

		628,225
VIETNAM — 0.02%
Vietnam Government International Bond
4.80%, 11/19/24[d]	200	205,316

		205,316
ZAMBIA — 0.02%
Zambia Government International Bond
8.97%, 07/30/27[d]	200	213,540

		213,540

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $50,154,537)		50,720,714

MUNICIPAL DEBT OBLIGATIONS — 0.44%

CALIFORNIA — 0.18%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	60	83,017
Series S-1
7.04%, 04/01/50	50	72,496
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	71,934
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	73,451
Los Angeles Department of Water & Power System Revenue RB
Series A
6.60%, 07/01/50	50	71,481
Series D
6.57%, 07/01/45	100	140,917
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	186,186

148	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	$60	$77,966
State of California GO BAB
7.50%, 04/01/34	100	141,116
7.55%, 04/01/39	355	523,284
7.63%, 03/01/40	35	51,660
University of California RB Series AQ
4.77%, 05/15/15	100	97,662

		1,591,170
CONNECTICUT — 0.01%
State of Connecticut GO BAB
5.09%, 10/01/30	50	56,613

		56,613
GEORGIA — 0.00%
Municipal Electric Authority of Georgia RB BAB Project P, Series 2010A
7.06%, 04/01/57	25	27,139

		27,139
ILLINOIS — 0.07%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	180	228,303
State of Illinois GO
4.95%, 06/01/23	50	50,086
5.10%, 06/01/33	350	314,524
State of Illinois GO BAB
Series 5
7.35%, 07/01/35	50	52,445

		645,358
NEW JERSEY — 0.04%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	50	60,385
Series B
0.00%, 02/15/22 (AGM)	100	83,776
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	75	104,998

Security	Principal (000s)	Value
Series F
7.41%, 01/01/40	$25	$36,123
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	50	52,638

		337,920
NEW YORK — 0.07%
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39	150	201,051
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
Series C-2
5.77%, 08/01/36	40	49,049
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	125,332
5.88%, 06/15/44	115	152,473
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	50	60,668
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	28,107
5.65%, 11/01/40 (GOI)	25	31,100

		647,780
OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40	75	88,004

		88,004
OREGON — 0.01%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NPFGC)	100	119,322

		119,322
TEXAS — 0.03%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	50	63,222

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	$50	$65,163
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	61,427
State of Texas GO BAB
5.52%, 04/01/39	100	124,663

		314,475
WASHINGTON — 0.02%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	30	37,861
State of Washington GO BAB
Series F
5.14%, 08/01/40	100	121,161

		159,022
WISCONSIN — 0.00%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	20	22,918

		22,918

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,113,059)		4,009,721

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.60%

MORTGAGE-BACKED SECURITIES — 23.94%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	68	68,752
2.50%, 12/01/31	606	610,002
2.50%, 02/01/32	554	558,596
2.50%, 05/01/32[j]	4,680	4,709,981
2.50%, 05/01/47[j]	250	240,000
3.00%, 05/01/29	64	65,729
3.00%, 05/01/30	146	150,827
3.00%, 06/01/30	73	74,525
3.00%, 07/01/30	157	162,419
3.00%, 12/01/30	1,769	1,822,215
3.00%, 02/01/31	54	55,805
3.00%, 05/01/31	59	60,983
3.00%, 06/01/31	40	40,957
3.00%, 05/01/32[j]	2,749	2,829,322

Security	Principal (000s)	Value
3.00%, 12/01/46	$2,967	$2,969,026
3.00%, 02/01/47	982	981,118
3.00%, 05/01/47[j]	11,668	11,651,592
3.50%, 05/01/32[j]	2,490	2,604,384
3.50%, 04/01/43	52	54,121
3.50%, 01/01/44	163	168,105
3.50%, 09/01/44	44	45,334
3.50%, 12/01/45	319	328,278
3.50%, 01/01/46	37	37,560
3.50%, 03/01/46	230	236,471
3.50%, 05/01/46	307	316,182
3.50%, 07/01/46	460	473,948
3.50%, 08/01/46	1,122	1,153,695
3.50%, 09/01/46	236	242,717
3.50%, 10/01/46	93	96,018
3.50%, 11/01/46	1,072	1,104,037
3.50%, 12/01/46	3,803	3,912,694
3.50%, 01/01/47	1,768	1,819,299
3.50%, 02/01/47	1,681	1,729,563
3.50%, 03/01/47	323	332,372
3.50%, 05/01/47[j]	2,592	2,665,305
4.00%, 05/01/32[j]	615	637,294
4.00%, 07/01/44	88	91,914
4.00%, 06/01/45	90	94,870
4.00%, 08/01/45	258	271,593
4.00%, 12/01/45	752	792,079
4.00%, 01/01/46	448	471,912
4.00%, 03/01/46	106	111,479
4.00%, 04/01/46	64	67,771
4.00%, 05/01/46	81	85,681
4.00%, 11/01/46	1,386	1,460,956
4.00%, 02/01/47	553	582,666
4.00%, 03/01/47	1,498	1,580,609
4.00%, 05/01/47	275	289,996
4.00%, 05/01/47[j]	1,627	1,712,716
4.50%, 05/01/32[j]	175	178,637
4.50%, 05/01/42	274	296,192
4.50%, 01/01/45	202	217,385
4.50%, 03/01/46	50	53,877
4.50%, 04/01/46	47	50,614
4.50%, 05/01/46	36	38,721
4.50%, 06/01/46	34	36,222
4.50%, 07/01/46	57	60,562

150	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
4.50%, 08/01/46	$17	$18,149
4.50%, 09/01/46	307	331,190
4.50%, 03/01/47	51	55,544
4.50%, 05/01/47[j]	2,060	2,214,822
5.00%, 05/01/47[j]	1,725	1,879,711
5.50%, 05/01/47[j]	1,225	1,354,391
Federal National Mortgage Association
1.00%, 02/01/32	1,070	1,076,719
2.50%, 03/01/30	337	339,574
2.50%, 07/01/30	333	335,431
2.50%, 08/01/30	91	91,676
2.50%, 12/01/30	113	114,045
2.50%, 01/01/31	90	91,208
2.50%, 10/01/31	346	347,851
2.50%, 05/01/32[j]	5,533	5,565,852
2.50%, 05/01/47[j]	630	605,587
3.00%, 10/01/27	199	205,940
3.00%, 04/01/30	252	259,520
3.00%, 07/01/30	209	214,893
3.00%, 08/01/30	771	793,961
3.00%, 09/01/30	1,405	1,447,982
3.00%, 10/01/30	570	586,670
3.00%, 11/01/30	142	145,949
3.00%, 12/01/30	307	315,352
3.00%, 03/01/31	57	59,184
3.00%, 09/01/31	40	41,464
3.00%, 10/01/31	156	160,316
3.00%, 01/01/32	379	389,961
3.00%, 02/01/32	91	93,341
3.00%, 03/01/32	133	136,761
3.00%, 05/01/32[j]	2,193	2,256,049
3.00%, 01/01/37	714	726,221
3.00%, 12/01/42	823	826,794
3.00%, 11/01/45	114	114,346
3.00%, 10/01/46	114	114,040
3.00%, 12/01/46	2,228	2,227,181
3.00%, 01/01/47	702	702,660
3.00%, 05/01/47[j]	16,300	16,284,719
3.50%, 01/01/27	18	18,844
3.50%, 12/01/29	41	43,078
3.50%, 07/01/30	741	776,477
3.50%, 10/01/30	96	100,796

Security	Principal (000s)	Value
3.50%, 03/01/31	$385	$403,223
3.50%, 06/01/31	460	482,031
3.50%, 01/01/32	204	213,798
3.50%, 05/01/32[j]	1,433	1,497,709
3.50%, 03/01/45	325	334,904
3.50%, 05/01/45	174	178,640
3.50%, 07/01/45	419	431,484
3.50%, 10/01/45	540	558,240
3.50%, 11/01/45	453	465,800
3.50%, 12/01/45	4,313	4,438,686
3.50%, 02/01/46	224	230,094
3.50%, 03/01/46	3,079	3,168,066
3.50%, 04/01/46	369	378,911
3.50%, 05/01/46	214	220,322
3.50%, 06/01/46	350	360,453
3.50%, 07/01/46	320	329,139
3.50%, 08/01/46	504	518,736
3.50%, 09/01/46	869	894,316
3.50%, 10/01/46	55	56,083
3.50%, 11/01/46	264	271,182
3.50%, 12/01/46	25	25,259
3.50%, 01/01/47	2,381	2,449,705
3.50%, 02/01/47	1,179	1,213,306
3.50%, 04/01/47	368	378,221
3.50%, 05/01/47[j]	6,407	6,588,198
4.00%, 05/01/32[j]	819	848,689
4.00%, 06/01/42	6,097	6,449,261
4.00%, 10/01/44	35	36,430
4.00%, 12/01/44	285	301,152
4.00%, 02/01/45	641	676,123
4.00%, 05/01/45	358	378,028
4.00%, 07/01/45	225	236,966
4.00%, 08/01/45	216	228,179
4.00%, 09/01/45	211	222,159
4.00%, 11/01/45	1,659	1,749,622
4.00%, 01/01/46	236	249,242
4.00%, 03/01/46	32	33,852
4.00%, 04/01/46	86	90,369
4.00%, 07/01/46	704	742,276
4.00%, 08/01/46	63	67,026
4.00%, 10/01/46	520	548,332
4.00%, 11/01/46	115	121,698
4.00%, 02/01/47	101	106,263

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
4.00%, 03/01/47	$960	$1,013,340
4.00%, 04/01/47	2,487	2,623,710
4.00%, 05/01/47[j]	145	152,177
4.50%, 05/01/32[j]	785	801,068
4.50%, 06/01/41	42	45,183
4.50%, 01/01/42	39	41,624
4.50%, 09/01/42	163	175,507
4.50%, 08/01/43	385	415,313
4.50%, 04/01/44	585	630,437
4.50%, 02/01/45	194	209,259
4.50%, 08/01/45	239	257,857
4.50%, 02/01/46	582	628,807
4.50%, 04/01/46	44	47,368
4.50%, 08/01/46	31	33,999
4.50%, 09/01/46	84	90,924
4.50%, 10/01/46	97	104,005
4.50%, 01/01/47	55	59,430
4.50%, 05/01/47[j]	3,049	3,280,057
5.00%, 05/01/32[j]	293	299,272
5.00%, 06/01/39	27	29,925
5.00%, 02/01/41	118	130,085
5.00%, 04/01/41	1,193	1,309,841
5.00%, 10/01/41	52	57,173
5.00%, 01/01/42	153	167,800
5.00%, 05/01/42	120	131,670
5.00%, 05/01/47[j]	2,205	2,410,341
5.50%, 05/01/47[j]	3,455	3,828,572
Series 2014-M2, Class ASV2
2.78%, 06/25/21[a]	460	470,616
Series 2014-M13, Class A
3.02%, 08/25/24[a]	10	10,232
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2
2.87%, 12/25/21	1,250	1,287,237
Series K020, Class A2
2.37%, 05/25/22	50	50,359
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,057,760
Series K036, Class A2
3.53%, 10/25/23[a]	750	793,432
Government National Mortgage Association
2.50%, 05/20/45	221	216,195

Security	Principal (000s)	Value
2.50%, 05/01/47[j]	$350	$341,578
3.00%, 03/15/43	32	32,394
3.00%, 11/20/43	71	71,764
3.00%, 12/20/43	90	91,601
3.00%, 06/20/45	430	436,521
3.00%, 11/20/45	117	118,248
3.00%, 12/20/45	237	240,573
3.00%, 12/20/46	1,727	1,752,003
3.00%, 05/01/47[j]	14,636	14,832,671
3.50%, 05/20/45	817	850,536
3.50%, 08/20/45	486	505,588
3.50%, 09/20/45	2,880	2,997,577
3.50%, 10/20/45	309	321,711
3.50%, 11/20/45	181	188,713
3.50%, 12/20/45	1,665	1,732,531
3.50%, 10/20/46	844	878,252
3.50%, 11/20/46	2,982	3,102,045
3.50%, 12/20/46	2,094	2,178,336
3.50%, 02/20/47	2,593	2,697,610
3.50%, 04/20/47	166	173,012
3.50%, 05/01/47[j]	6,049	6,286,234
4.00%, 09/20/46	37	38,826
4.00%, 11/20/46	426	451,451
4.00%, 01/20/47	311	329,483
4.00%, 02/20/47	2,348	2,488,631
4.00%, 03/20/47	1,354	1,434,755
4.00%, 04/20/47	2,122	2,248,727
4.00%, 05/01/47[j]	2,691	2,845,312
4.50%, 04/15/40	49	53,268
4.50%, 11/20/45	275	293,829
4.50%, 08/20/46	300	320,662
4.50%, 09/20/46	48	51,268
4.50%, 10/20/46	283	302,843
4.50%, 11/20/46	144	154,864
4.50%, 01/20/47	334	357,018
4.50%, 04/20/47	724	774,552
4.50%, 05/01/47[j]	2,432	2,595,020
5.00%, 07/20/46	76	82,548
5.00%, 05/01/47[j]	2,285	2,454,947

		216,160,177
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.65%
Federal Home Loan Banks
0.88%, 08/05/19	100	98,788

152	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
1.00%, 09/26/19	$200	$197,900
1.13%, 07/14/21	600	584,280
1.38%, 11/15/19	200	199,540
1.88%, 11/29/21	200	200,192
2.50%, 12/08/23	100	101,407
2.75%, 12/13/24	1,000	1,025,710
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29	200	132,360
0.88%, 10/12/18	650	646,379
1.25%, 08/01/19	200	199,240
1.38%, 05/01/20	1,290	1,283,847
2.38%, 01/13/22	1,175	1,200,133
6.75%, 09/15/29	1,500	2,115,765
Federal National Mortgage Association
1.13%, 12/14/18	500	498,630
1.25%, 08/17/21	350	341,849
1.38%, 02/26/21	200	197,414
1.50%, 06/22/20	1,000	998,260
1.63%, 01/21/20	90	90,289
1.75%, 09/12/19	2,100	2,114,952
1.88%, 09/18/18	450	453,839
2.00%, 01/05/22	600	602,808
2.13%, 04/24/26	100	96,603
2.63%, 09/06/24	605	620,173
6.25%, 05/15/29	500	677,515
6.63%, 11/15/30	140	199,651

		14,877,524
U.S. GOVERNMENT OBLIGATIONS — 31.01%
U.S. Treasury Note/Bond
0.75%, 07/15/19	2,000	1,975,680
0.88%, 07/15/18	1,500	1,494,795
0.88%, 10/15/18	2,000	1,990,480
0.88%, 04/15/19	500	496,250
0.88%, 05/15/19	2,000	1,983,680
1.00%, 08/15/18	1,500	1,496,550
1.00%, 11/15/19	3,000	2,972,730
1.00%, 11/30/19	12,800	12,680,832
1.13%, 01/15/19	1,000	998,250
1.13%, 03/31/20	1,000	991,070
1.13%, 04/30/20	500	495,020
1.13%, 02/28/21	1,000	980,310
1.13%, 06/30/21	1,000	976,240

Security	Principal (000s)	Value
1.13%, 07/31/21	$2,500	$2,438,100
1.13%, 09/30/21	2,000	1,946,240
1.25%, 11/15/18	5,200	5,202,288
1.25%, 11/30/18	2,400	2,400,984
1.25%, 12/15/18	7,500	7,502,700
1.25%, 01/31/20	9,250	9,210,410
1.25%, 02/29/20	1,000	995,060
1.25%, 10/31/21	1,400	1,368,738
1.38%, 06/30/18	1,500	1,503,690
1.38%, 07/31/18	500	501,215
1.38%, 11/30/18	1,500	1,503,540
1.38%, 12/31/18	7,700	7,717,094
1.38%, 12/15/19	6,000	5,998,440
1.38%, 01/15/20	1,800	1,798,704
1.38%, 02/29/20	1,000	998,400
1.38%, 05/31/20	500	498,290
1.38%, 08/31/20	1,000	994,370
1.38%, 04/30/21	2,750	2,717,083
1.38%, 06/30/23	750	722,190
1.38%, 08/31/23	3,400	3,266,380
1.38%, 09/30/23	1,500	1,439,850
1.50%, 08/31/18	9,100	9,136,401
1.50%, 12/31/18	7,000	7,030,379
1.50%, 10/31/19	2,750	2,759,625
1.50%, 11/30/19	3,500	3,511,340
1.50%, 05/31/20	2,500	2,500,475
1.50%, 01/31/22	4,900	4,832,723
1.50%, 03/31/23	2,250	2,189,858
1.50%, 08/15/26	700	654,829
1.63%, 04/30/19	950	956,602
1.63%, 06/30/19	100	100,691
1.63%, 07/31/19	2,500	2,517,275
1.63%, 07/31/20	2,000	2,006,120
1.63%, 11/30/20	1,800	1,801,314
1.63%, 04/30/23	800	783,440
1.63%, 02/15/26	4,300	4,084,140
1.75%, 12/31/20	400	401,804
1.75%, 11/30/21	1,200	1,198,860
1.75%, 02/28/22	7,900	7,875,826
1.75%, 03/31/22	1,000	996,400
1.75%, 09/30/22	1,000	992,160
1.75%, 01/31/23	1,000	988,700
1.88%, 06/30/20	1,400	1,416,352

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Security	Principal (000s)	Value
1.88%, 11/30/21	$2,000	$2,008,680
1.88%, 01/31/22	2,200	2,207,216
1.88%, 10/31/22	1,500	1,496,775
2.00%, 08/31/21	1,500	1,515,975
2.00%, 10/31/21	8,000	8,077,840
2.00%, 12/31/21	1,000	1,009,160
2.00%, 11/30/22	3,500	3,512,425
2.00%, 02/15/25	3,300	3,258,057
2.00%, 08/15/25	1,700	1,671,389
2.00%, 11/15/26	1,500	1,464,135
2.13%, 08/31/20	2,000	2,037,100
2.13%, 01/31/21	2,000	2,035,160
2.13%, 08/15/21	1,000	1,016,410
2.13%, 12/31/21	5,500	5,581,620
2.13%, 11/30/23	2,000	2,008,840
2.25%, 07/31/18	3,200	3,242,656
2.25%, 03/31/21	500	510,935
2.25%, 12/31/23	2,000	2,022,760
2.25%, 01/31/24	2,000	2,022,040
2.25%, 11/15/24	1,340	1,349,058
2.25%, 02/15/27	1,500	1,495,770
2.25%, 08/15/46	1,500	1,287,990
2.38%, 05/31/18	600	607,788
2.50%, 08/15/23	2,950	3,032,747
2.50%, 05/15/24	3,050	3,130,093
2.50%, 02/15/45	100	91,129
2.50%, 02/15/46	2,100	1,909,131
2.50%, 05/15/46	1,300	1,181,011
2.88%, 05/15/43	600	592,302
2.88%, 08/15/45	2,000	1,966,640
2.88%, 11/15/46	3,800	3,736,008
3.00%, 05/15/42	2,500	2,533,100
3.00%, 11/15/44	5,660	5,712,185
3.00%, 05/15/45	200	201,652
3.00%, 11/15/45	1,000	1,007,630
3.00%, 02/15/47	1,250	1,261,925
3.13%, 05/15/21	2,300	2,427,834
3.13%, 11/15/41	2,810	2,914,391
3.13%, 08/15/44	580	599,546
3.38%, 05/15/44	1,120	1,211,526
3.50%, 05/15/20	2,500	2,650,275
3.50%, 02/15/39	1,750	1,952,125
3.63%, 02/15/44	450	507,987

Security	Principal or Shares (000s)	Value
3.88%, 08/15/40	$1,700	$1,991,108
4.25%, 05/15/39	775	958,636
4.25%, 11/15/40	2,500	3,091,275
4.38%, 05/15/40	650	817,485
4.38%, 05/15/41	1,600	2,017,296
4.50%, 02/15/36	1,900	2,437,358
4.63%, 02/15/40	700	910,427
4.75%, 02/15/41	1,300	1,724,073
5.00%, 05/15/37	150	204,176
5.38%, 02/15/31	1,450	1,955,992
6.00%, 02/15/26	1,700	2,213,808
6.25%, 05/15/30	1,480	2,117,510
6.50%, 11/15/26	1,000	1,363,410
6.63%, 02/15/27	2,000	2,764,960
6.75%, 08/15/26	3,750	5,168,963
7.63%, 11/15/22	2,000	2,599,160
8.00%, 11/15/21	400	508,432
8.13%, 05/15/21	600	750,042
8.50%, 02/15/20	1,972	2,355,140
8.75%, 05/15/20	2,500	3,038,975
9.00%, 11/15/18	1,800	2,015,532

		280,053,741

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $513,216,125)		511,091,442

SHORT-TERM INVESTMENTS — 13.53%

MONEY MARKET FUNDS — 13.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[k,l]	114,475	114,521,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[k,l,m]	7,678	7,677,850

		122,198,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,171,041)		122,198,899

154	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 112.55%
(Cost: $1,016,124,616)[n]	$1,016,376,532
Other Assets, Less Liabilities — (12.55)%	(113,342,310)

NET ASSETS — 100.00%	$903,034,222

BAB  —  Build America Bond

CMT  —  Constant Maturity Treasury

FRN  —  Floating Rate Note

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate note.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliated issuer. See Schedule 1.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Issuer is in default of interest payments.
[i]	Investments are denominated in U.S. dollars.
[j]	To-be-announced (TBA). See Note 1.
[k]	Affiliated money market fund.
[l]	The rate quoted is the annualized seven-day yield of the fund at period end.
[m]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[n]	The cost of investments for federal income tax purposes was $1,016,129,141. Net unrealized appreciation was $247,391, of which $8,072,836 represented gross unrealized appreciation on securities and $7,825,445 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.20%, 01/28/19	$500	$—	$—	$500	$503,480	$4,128	$—
2.45%, 11/05/20	—	300	—	300	302,457	2,918	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	25,232	357	—

					$831,169	$7,403	$—

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$3,113,305	$—	$3,113,305
Collateralized mortgage obligations	—	10,165,903	—	10,165,903
Corporate bonds & notes	—	315,076,548	—	315,076,548
Foreign government obligations	—	50,720,714	—	50,720,714
Municipal debt obligations	—	4,009,721	—	4,009,721
U.S. government & agency obligations	—	511,091,442	—	511,091,442
Money market funds	122,198,899	—	—	122,198,899

Total	$122,198,899	$894,177,633	$—	$1,016,376,532

See notes to financial statements.

156	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF	iShares Core Total USD Bond Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$861,288,231	$272,547,775	$893,124,000
Affiliated (Note 2)	63,887,209	4,853,642	123,000,616

Total cost of investments	$925,175,440	$277,401,417	$1,016,124,616

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$862,892,482	$274,421,715	$893,346,464
Affiliated (Note 2)	63,898,127	4,853,642	123,030,068

Total fair value of investments	926,790,609	279,275,357	1,016,376,532
Foreign currency, at value[b]	—	1,421,733	—
Cash	36,425	—	—
Receivables:
Investment securities sold	15,414,967	1,046,599	13,000,171
Due from custodian (Note 4)	628,382	—	102,443
Dividends and interest	5,620,890	2,223,925	6,741,652
Unrealized appreciation on forward currency contracts (Note 1)	—	1,435,038	—

Total Assets	948,491,273	285,402,652	1,036,220,798

LIABILITIES
Payables:
Investment securities purchased	69,878,892	2,641,524	125,553,833
Collateral for securities on loan (Note 1)	5,142,559	—	7,577,850
Deferred foreign capital gains taxes (Note 1)	2,173	—	4,806
Unrealized depreciation on forward currency contracts (Note 1)	—	5,072,343	—
Investment advisory fees (Note 2)	52,357	24,086	50,087

Total Liabilities	75,075,981	7,737,953	133,186,576

NET ASSETS	$873,415,292	$277,664,699	$903,034,222

Net assets consist of:
Paid-in capital	$870,815,511	$274,472,513	$902,321,753
Undistributed (distributions in excess of) net investment income	1,150,366	(6,592,986)	958,247
Undistributed net realized gain (accumulated net realized loss)	(163,581)	11,511,276	(492,888)
Net unrealized appreciation (depreciation)	1,612,996	(1,726,104)	247,110

NET ASSETS	$873,415,292	$277,664,699	$903,034,222

Shares outstanding[c]	17,400,000	5,350,000	17,800,000

Net asset value per share	$50.20	$51.90	$50.73

[a]	Securities on loan with values of $4,977,677, $ — and $7,331,321, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $1,413,871 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	157

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF	iShares Core Total USD Bond Market ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$169,468	$6,671	$452,820
Interest — unaffiliated[a]	6,989,276	1,083,194	9,399,906
Interest — affiliated (Note 2)	11,119	—	7,403
Securities lending income — affiliated — net (Note 2)	25,617	—	12,146

Total investment income	7,195,480	1,089,865	9,872,275

EXPENSES
Investment advisory fees (Note 2)	275,715	127,798	304,204

Total expenses	275,715	127,798	304,204
Less investment advisory fees waived (Note 2)	(15,739)	—	(42,465)

Net expenses	259,976	127,798	261,739

Net investment income	6,935,504	962,067	9,610,536

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,983)	(505,990)	(1,125,420)
Investments — affiliated (Note 2)	1,888	—	1,265
In-kind redemptions — unaffiliated	—	—	(8,333)
Foreign currency transactions	—	12,157,545	—
Realized gain distributions from affiliated funds	7	55	7

Net realized gain (loss)	(15,088)	11,651,610	(1,132,481)

Net change in unrealized appreciation/depreciation on:
Investments[b]	(2,285,700)	(41,031)	(4,318,045)
Forward currency contracts	—	(12,205,082)	—
Translation of assets and liabilities in foreign currencies	—	82,723	—

Net change in unrealized appreciation/depreciation	(2,285,700)	(12,163,390)	(4,318,045)

Net realized and unrealized loss	(2,300,788)	(511,780)	(5,450,526)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,634,716	$450,287	$4,160,010

[a]	Net of foreign withholding tax of $ —, $11,716 and $ —, respectively.
[b]	Net of deferred foreign capital gains taxes of $2,173, $ — and $4,806, respectively.

See notes to financial statements.

158	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]	Six months ended April 30, 2017 (Unaudited)	Period from November 10, 2015[b] to October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,935,504	$9,875,860	$962,067	$1,431,538
Net realized gain (loss)	(15,088)	626,511	11,651,610	(5,189,334)
Net change in unrealized appreciation/depreciation	(2,285,700)	4,689,470	(12,163,390)	10,437,286

Net increase in net assets resulting from operations	4,634,716	15,191,841	450,287	6,679,490

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,398,311)	(9,659,409)	(2,119,708)	(1,037,785)
From net realized gain	—	—	(780,098)	—

Total distributions to shareholders	(6,398,311)	(9,659,409)	(2,899,806)	(1,037,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	295,065,749	255,668,897	103,563,620	346,782,406
Cost of shares redeemed	—	(111,061,061)	(10,240,413)	(165,633,100)

Net increase in net assets from capital share transactions	295,065,749	144,607,836	93,323,207	181,149,306

INCREASE IN NET ASSETS	293,302,154	150,140,268	90,873,688	186,791,011

NET ASSETS
Beginning of period	580,113,138	429,972,870	186,791,011	—

End of period	$873,415,292	$580,113,138	$277,664,699	$186,791,011

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,150,366	$613,173	$(6,592,986)	$(5,435,345)

SHARES ISSUED AND REDEEMED
Shares sold	5,900,000	4,000,000	2,000,000	6,700,000
Shares redeemed	—	(1,100,000)	(200,000)	(3,150,000)

Net increase in shares outstanding	5,900,000	2,900,000	1,800,000	3,550,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations

See notes to financial statements.

FINANCIAL STATEMENTS	159

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core Total USD Bond Market ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,610,536	$12,551,986
Net realized loss	(1,132,481)	(473,186)
Net change in unrealized appreciation/depreciation	(4,318,045)	12,214,841

Net increase in net assets resulting from operations	4,160,010	24,293,641

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,214,752)	(11,970,088)
From net realized gain	(468,115)	—

Total distributions to shareholders	(9,682,867)	(11,970,088)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	321,148,633	388,497,621
Cost of shares redeemed	(30,218,503)	(214,657,357)

Net increase in net assets from capital share transactions	290,930,130	173,840,264

INCREASE IN NET ASSETS	285,407,273	186,163,817

NET ASSETS
Beginning of period	617,626,949	431,463,132

End of period	$903,034,222	$617,626,949

Undistributed net investment income included in net assets at end of period	$958,247	$562,463

SHARES ISSUED AND REDEEMED
Shares sold	6,400,000	5,550,000
Shares redeemed	(600,000)	(2,150,000)

Net increase in shares outstanding	5,800,000	3,400,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

160	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Year ended Oct. 31, 2014[b]	Year ended Oct. 31, 2013[b]	Period from Oct. 18, 2012[a] to Oct. 31, 2012[b]
Net asset value, beginning of period	$50.44	$50.00	$50.12	$50.06	$50.06	$50.00

Income from investment operations:
Net investment income[c]	0.50	0.94	0.77	0.54	0.31	0.01
Net realized and unrealized gain (loss)[d]	(0.27)	0.43	(0.13)	(0.02)	(0.05)	0.05

Total from investment operations	0.23	1.37	0.64	0.52	0.26	0.06

Less distributions from:
Net investment income	(0.47)	(0.93)	(0.76)	(0.46)	(0.26)	—

Total distributions	(0.47)	(0.93)	(0.76)	(0.46)	(0.26)	—

Net asset value, end of period	$50.20	$50.44	$50.00	$50.12	$50.06	$50.06

Total return	0.42%[e]	2.79%	1.28%	1.04%	0.50%	0.12%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$873,415	$580,113	$429,973	$220,508	$65,073	$25,031
Ratio of expenses to average net assets[f]	0.08%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets prior to waived fees[f]	0.08%	0.12%	0.12%	0.12%	n/a	n/a
Ratio of net investment income to average net assets[f]	2.01%	1.87%	1.53%	1.07%	0.61%	0.26%
Portfolio turnover rate[g,h]	62%[e]	124%	138%	116%	56%	0%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	161

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core International Aggregate Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Period from Nov. 10, 2015[a] to Oct. 31, 2016
Net asset value, beginning of period	$52.62	$49.85

Income from investment operations:
Net investment income[b]	0.21	0.42
Net realized and unrealized gain (loss)[c]	(0.25)	2.67

Total from investment operations	(0.04)	3.09

Less distributions from:
Net investment income	(0.47)	(0.32)
Net realized gain	(0.21)	—

Total distributions	(0.68)	(0.32)

Net asset value, end of period	$51.90	$52.62

Total return	(0.09)%[d]	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$277,665	$186,791
Ratio of expenses to average net assets[e]	0.11%	0.15%
Ratio of net investment income to average net assets[e]	0.83%	0.83%
Portfolio turnover rate[f]	9%[d]	110%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

162	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core Total USD Bond Market ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Period from Jun. 10, 2014[a] to Oct. 31, 2014[b]
Net asset value, beginning of period	$51.47	$50.17	$50.49	$49.92

Income from investment operations:
Net investment income[c]	0.63	1.20	1.01	0.35
Net realized and unrealized gain (loss)[d]	(0.70)	1.27	(0.11)	0.49

Total from investment operations	(0.07)	2.47	0.90	0.84

Less distributions from:
Net investment income	(0.63)	(1.17)	(1.18)	(0.27)
Net realized gain	(0.04)	—	(0.02)	—
Return of capital	—	—	(0.02)	—

Total distributions	(0.67)	(1.17)	(1.22)	(0.27)

Net asset value, end of period	$50.73	$51.47	$50.17	$50.49

Total return	(0.14)%[e]	4.97%	1.79%	1.69%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$903,034	$617,627	$431,463	$25,243
Ratio of expenses to average net assets[f]	0.07%	0.11%	0.04%	0.04%
Ratio of expenses to average net assets prior to waived fees[f]	0.08%	0.12%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	2.53%	2.36%	2.01%	1.76%
Portfolio turnover rate[g,h]	134%[e]	234%	454%	191%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	163

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified
Core Total USD Bond Market	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may

164	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 1-5 Year USD Bond ETF and iShares Core Total USD Bond Market ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Funds have entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by each Fund, if any, are noted in the schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

166	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	167

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 1-5 Year USD Bond
Barclays Capital Inc.	$452,007	$452,007	$—
Citigroup Global Markets Inc.	1,479,595	1,479,595	—
Credit Suisse Securities (USA) LLC	231,735	231,735	—
Deutsche Bank Securities Inc.	106,625	106,625	—
Jefferies LLC	397,708	397,708	—
JPMorgan Securities LLC	907,436	907,436	—
Merrill Lynch, Pierce, Fenner & Smith	354,437	354,437	—
Morgan Stanley & Co. LLC	380,325	380,325	—
RBC Capital Markets LLC	249,373	249,373	—
SG Americas Securities LLC	209,824	209,824	—
Wells Fargo Securities LLC	208,612	208,612	—

	$4,977,677	$4,977,677	$—

Core Total USD Bond Market
Barclays Capital Inc.	$861,609	$861,609	$—
BNP Paribas New York Branch	103,000	103,000	—
Citigroup Global Markets Inc.	2,816,256	2,816,256	—
Credit Suisse Securities (USA) LLC	303,163	303,163	—
Deutsche Bank Securities Inc.	998,620	998,620	—
Goldman Sachs & Co.	324,682	324,682	—
HSBC Securities (USA) Inc.	191,441	191,441	—
JPMorgan Securities LLC	1,603,473	1,603,473	—
Merrill Lynch, Pierce, Fenner & Smith	79,344	79,344	—
Nomura Securities International Inc.	49,733	49,733	—

	$7,331,321	$7,331,321	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

168	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the iShares Core 1-5 Year USD Bond and iShares Core Total USD Bond Market ETFs, BFA is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, each of the Funds may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other registered investment companies advised by BFA or its affiliates.

For its investment advisory services to the iShares Core International Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.11%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Core International Aggregate Bond ETF.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	169

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$6,661
Core Total USD Bond Market	3,647

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$454,335,599	$386,970,635	$76,054,539	$43,964,719
Core International Aggregate Bond	—	—	112,776,768	19,713,163
Core Total USD Bond Market	1,093,346,803	994,010,464	42,892,810	15,514,509

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$193,918,381	$—
Core Total USD Bond Market	184,291,096	21,379,240

170	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a two-for-one stock split for each of the iShares Core 1-5 Year USD Bond ETF and iShares Core Total USD Bond Market ETF, effective after the close of trading on July 22, 2016. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	171

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held by the iShares Core International Aggregate Bond ETF as of April 30, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$1,435,038

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$5,072,343

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Core International Aggregate Bond ETF during the six months ended April 30, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$12,249,035	$(12,205,082)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended April 30, 2017:

iShares Core International Aggregate Bond ETF
Average amounts purchased in U.S. dollars	$287,393,047
Average amounts sold in U.S. dollars	$520,209,479

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

172	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Core International Aggregate Bond ETF that are subject to potential offset on the statement of assets and liabilities as of April 30, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$1,435,038	$(1,422,504)	$12,534

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$5,072,343	$(1,422,504)	$3,649,839

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	173

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

174	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the iShares Core 1-5 Year USD Bond ETF had non-expiring capital loss carryforwards in the amount of $147,653 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	175

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 1-5 Year USD Bond	$0.456810	$—	$0.013155	$0.469965	97%	—%	3%	100%
Core International Aggregate Bond	0.471344	0.205289	—	0.676633	70	30	—	100
Core Total USD Bond Market	0.595472	0.036288	0.034590	0.666350	90	5	5	100

176	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	177

Notes:

178	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders only. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling tollfree 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holding with SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Fund Performance Overview

iSHARES® YIELD OPTIMIZED BOND ETF

Performance as of April 30, 2017

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 1.37%, net of fees, while the total return for the Index was 1.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.80%	3.54%	3.68%	3.80%	3.54%	3.68%
Since Inception	3.08%	3.07%	2.98%	9.60%	9.59%	9.27%
The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,013.70	$0.00[c]	$1,000.00	$1,024.80	$0.00[c]	0.00%[d]

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.

ALLOCATION BY ASSET CLASS

As of 4/30/17

Asset Class	Percentage of Total Investments*

Investment Grade Bonds	30.06%
Mortgage-Backed Securities	29.95
Non-Investment Grade Bonds	19.88
International Fixed Income	10.11
Domestic Fixed Income	10.00

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/17

Security	Percentage of Total Investments*

iShares MBS ETF	29.95%
iShares Intermediate Credit Bond ETF	25.01
iShares iBoxx $ High Yield Corporate Bond ETF	19.88
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.11
iShares Agency Bond ETF	9.30

TOTAL	94.25%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

DOMESTIC FIXED INCOME — 10.00%
iShares 3-7 Year Treasury Bond ETF[a]	990	$122,483
iShares Agency Bond ETF[a]	14,311	1,625,157

		1,747,640
INTERNATIONAL FIXED INCOME — 10.11%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	15,346	1,767,859

		1,767,859
INVESTMENT GRADE BONDS — 30.06%
iShares 10+ Year Credit Bond ETF[a]	14,731	882,976
iShares Intermediate Credit Bond ETF[a]	39,874	4,370,191

		5,253,167
MORTGAGE-BACKED SECURITIES — 29.95%
iShares MBS ETF[a]	48,921	5,234,058

		5,234,058
NON-INVESTMENT GRADE BONDS — 19.88%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	39,429	3,474,483

		3,474,483

TOTAL INVESTMENT COMPANIES
(Cost: $17,498,514)		17,477,207

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	568	$568

		568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $568)		568

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $17,499,082)[d]		17,477,775
Other Assets, Less Liabilities — 0.00%		341

NET ASSETS — 100.00%		$17,478,116

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $17,551,485. Net unrealized depreciation was $73,710, of which $46,610 represented gross unrealized appreciation on securities and $120,320 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 0-5 Year High Yield Corporate Bond ETF	11,960	—	(11,960)	—	$—	$2,707	$(8,068)
iShares 1-3 Year Credit Bond ETF	8,766	1,460	(10,226)	—	—	1,127	(2,744)
iShares 3-7 Year Treasury Bond ETF	—	1,065	(75)	990	122,483	272	43
iShares 10+ Year Credit Bond ETF	9,149	9,503	(3,921)	14,731	882,976	13,551	813
iShares Agency Bond ETF	13,112	5,414	(4,215)	14,311	1,625,157	14,833	(2,882)
iShares Floating Rate Bond ETF	29,890	4,980	(34,870)	—	—	1,468	(137)
iShares iBoxx $ High Yield Corporate Bond ETF	28,542	21,002	(10,115)	39,429	3,474,483	82,988	70,310
iShares Intermediate Credit Bond ETF	40,678	15,827	(16,631)	39,874	4,370,191	55,205	(14,389)
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,927	6,118	(3,699)	15,346	1,767,859	37,391	5,278
iShares MBS ETF	13,779	45,547	(10,405)	48,921	5,234,058	77,807	290

					$17,477,207	$287,349	$48,514

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$17,477,207	$—	$—	$17,477,207
Money market funds	568	—	—	568

Total	$17,477,775	$—	$—	$17,477,775

See notes to financial statements.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2017

ASSETS
Investments in affiliates, at cost:	$17,499,082

Investments in affiliated securities, at fair value (Note 1):	$17,477,775
Receivables:
Dividends	341

Total Assets	17,478,116

NET ASSETS	$17,478,116

Net assets consist of:
Paid-in capital	$17,492,528
Undistributed net investment income	418
Undistributed net realized gain	6,477
Net unrealized depreciation	(21,307)

NET ASSETS	$17,478,116

Shares outstanding[a]	700,000

Net asset value per share	$24.97

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$274,183
Securities lending income — affiliated — net (Note 2)	11,235

Total investment income	285,418

EXPENSES
Investment advisory fees (Note 2)	23,834

Total expenses	23,834
Less investment advisory fees waived (Note 2)	(23,805)

Net expenses	29

Net investment income	285,389

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(51,198)
In-kind redemptions — affiliated (Note 2)	99,342
Realized gain distributions from affiliated funds	13,177

Net realized gain	61,321

Net change in unrealized appreciation/depreciation	(69,837)

Net realized and unrealized loss	(8,516)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,873

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® YIELD OPTIMIZED BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$285,389	$407,885
Net realized gain (loss)	61,321	(146,263)
Net change in unrealized appreciation/depreciation	(69,837)	272,649

Net increase in net assets resulting from operations	276,873	534,271

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(284,971)	(409,807)

Total distributions to shareholders	(284,971)	(409,807)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,159,385	7,363,547
Cost of shares redeemed	(3,700,197)	(4,820,189)

Net increase in net assets from capital share transactions	2,459,188	2,543,358

INCREASE IN NET ASSETS	2,451,090	2,667,822

NET ASSETS
Beginning of period	15,027,026	12,359,204

End of period	$17,478,116	$15,027,026

Undistributed net investment income included in net assets at end of period	$418	$—

SHARES ISSUED AND REDEEMED
Shares sold	250,000	300,000
Shares redeemed	(150,000)	(200,000)

Net increase in shares outstanding	100,000	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® YIELD OPTIMIZED BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Apr. 22, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$25.05	$24.72	$25.32	$25.00

Income from investment operations:
Net investment income[b]	0.41	0.81	0.72	0.32
Net realized and unrealized gain (loss)[c]	(0.07)	0.33	(0.55)	0.31

Total from investment operations	0.34	1.14	0.17	0.63

Less distributions from:
Net investment income	(0.42)	(0.81)	(0.72)	(0.31)
Net realized gain	—	—	(0.05)	—

Total distributions	(0.42)	(0.81)	(0.77)	(0.31)

Net asset value, end of period	$24.97	$25.05	$24.72	$25.32

Total return	1.37%[d]	4.72%	0.67%	2.55%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,478	$15,027	$12,359	$8,864
Ratio of expenses to average net assets[e,f]	0.00%[g]	0.01%	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.28%	0.28%	0.28%	0.28%
Ratio of net investment income to average net assets[f]	3.35%	3.26%	2.87%	2.41%
Portfolio turnover rate[h]	27%[d]	47%	29%	47%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The underlying index is comprised entirely of securities of iShares funds (each, an “underlying fund,” collectively, the “underlying funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated underlying funds.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2019 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds. This contractual waiver was terminated effective December 16, 2016, and a new agreement was entered into whereby BFA has contractually agreed to waive its annual investment advisory fee of 0.28% for the Fund until February 28, 2021.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

For the six months ended April 30, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $2,552.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $4,633,027 and $4,617,949, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $6,156,814 and $3,698,820, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $2,441 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Supplemental Information (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.411848	$—	$0.004041	$0.415889	99%	—%	1%	100%

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1009-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF | IBCC | NYSE Arca
➢	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF | IBCD | NYSE Arca
➢	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca
➢	iShares iBonds Mar 2018 Term Corporate ETF | IBDB | NYSE Arca
➢	iShares iBonds Mar 2020 Term Corporate ETF | IBDC | NYSE Arca
➢	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2017

The iShares iBonds Mar 2018 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2017 and before April 1, 2018, as represented by the Bloomberg Barclays 2018 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.45%, net of fees, while the total return for the Index was 0.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.04%	1.04%	1.16%	1.04%	1.04%	1.16%
Since Inception	1.07%	1.17%	1.21%	4.39%	4.79%	4.97%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	23.81%
Industrial	16.70
Energy	14.79
Consumer Cyclical	12.25
Technology	10.62
Communications	10.37
Utilities	7.64
Financial	2.09
Basic Materials	1.73

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	4.27%
Aa	19.39
A	58.39
Baa	17.95

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general reditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2017

The iShares iBonds Mar 2020 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2019 and before April 1, 2020, as represented by the Bloomberg Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.27%, net of fees, while the total return for the Index was 0.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.31%	1.39%	1.34%	1.31%	1.39%	1.34%
Since Inception	1.78%	1.92%	1.90%	7.41%	7.99%	7.91%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	22.53%
Communications	14.99
Industrial	14.43
Technology	12.69
Energy	11.75
Consumer Cyclical	11.11
Utilities	5.87
Basic Materials	5.00
Financial	1.63

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	4.27%
Aa	15.55
A	55.81
Baa	24.13
Not Rated	0.24

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2017

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.32%, net of fees, while the total return for the Index was -0.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.53%	1.97%	1.56%	1.53%	1.97%	1.56%
Since Inception	2.26%	2.47%	2.35%	9.46%	10.36%	9.81%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.80	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	21.04%
Industrial	19.63
Energy	14.62
Technology	13.47
Communications	11.28
Utilities	6.73
Consumer Cyclical	5.78
Basic Materials	4.21
Financial	3.24

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	3.12%
Aa	14.52
A	59.49
Baa	21.94
Not Rated	0.93

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate lowcredit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Mar 2018 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2017 and before April 1, 2018, as represented by the Bloomberg Barclays 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.61%, net of fees, while the total return for the Index was 0.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.35%	1.55%	1.52%	1.35%	1.55%	1.52%
Since Inception	2.24%	2.35%	2.39%	8.82%	9.24%	9.42%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.10	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector/Investment Type	Percentage of Total Investments [1]

Financial	45.93%
Consumer Non-Cyclical	13.18
Energy	7.61
Consumer Cyclical	7.47
Industrial	6.02
Communications	5.86
Investment Companies	5.12
Utilities	4.16
Technology	4.03
Basic Materials	0.62

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/17

Moody’s Credit Rating [3]	Percentage of Total Investments [1]

Aaa	1.16%
Aa	15.28
A	49.86
Baa	32.42
Ba	1.17
Not Rated	0.11

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Mar 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2019 and before April 1, 2020, as represented by the Bloomberg Barclays 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.48%, net of fees, while the total return for the Index was 0.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.91%	2.30%	2.09%	1.91%	2.30%	2.09%
Since Inception	3.67%	3.82%	3.78%	14.70%	15.37%	15.16%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.80	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector/Investment Type	Percentage of Total Investments [1]

Financial	42.82%
Consumer Non-Cyclical	13.27
Communications	8.33
Energy	7.55
Industrial	6.45
Technology	5.69
Consumer Cyclical	5.62
Utilities	3.70
Investment Companies	3.64
Basic Materials	2.93

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/17

Moody’s Credit Rating [3]	Percentage of Total Investments [1]

Aaa	1.48%
Aa	12.14
A	43.75
Baa	39.56
Ba	1.92
Not Rated	1.15

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.05%, net of fees, while the total return for the Index was 0.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.57%	3.03%	2.97%	2.57%	3.03%	2.97%
Since Inception	4.73%	5.03%	4.94%	19.28%	20.56%	20.16%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/17

Sector/Investment Type	Percentage of Total Investments [1]

Financial	25.30%
Consumer Non-Cyclical	18.37
Communications	11.89
Industrial	11.01
Energy	10.50
Technology	6.56
Consumer Cyclical	5.54
Utilities	4.03
Investment Companies	3.78
Basic Materials	3.02

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/17

Moody’s Credit Rating [3]	Percentage of Total Investments [1]

Aaa	1.12%
Aa	7.14
A	42.45
Baa	46.14
Ba	3.09
Not Rated	0.06

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.19%

AEROSPACE & DEFENSE — 2.67%
General Dynamics Corp.
1.00%, 11/15/17	$600	$599,190
United Technologies Corp.
1.80%, 06/01/17	1,800	1,800,918

		2,400,108
AGRICULTURE — 2.09%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	500	516,840
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	208	208,378
Philip Morris International Inc.
1.13%, 08/21/17[a]	500	499,780
1.25%, 08/11/17	600	599,762
1.25%, 11/09/17	52	51,982

		1,876,742
AUTO MANUFACTURERS — 7.05%
American Honda Finance Corp.
0.95%, 05/05/17	400	399,996
1.20%, 07/14/17	600	599,984
1.50%, 03/13/18	500	500,503
1.55%, 12/11/17	500	501,070
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	499,976
1.72%, 12/06/17	250	249,861
3.00%, 06/12/17	200	200,347
General Motors Financial Co. Inc.
3.00%, 09/25/17	250	251,407
4.75%, 08/15/17	400	403,337
PACCAR Financial Corp.
1.40%, 11/17/17	652	652,353
Toyota Motor Credit Corp.
1.25%, 10/05/17	800	800,106
1.38%, 01/10/18	251	250,963
1.45%, 01/12/18	525	525,776
1.75%, 05/22/17	500	500,190

		6,335,869
BEVERAGES — 6.60%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	300	299,514

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$300	$300,035
Beam Suntory Inc.
1.88%, 05/15/17	100	100,006
Coca-Cola Co. (The)
1.65%, 03/14/18	1,150	1,153,192
Diageo Capital PLC
1.50%, 05/11/17	1,600	1,600,231
5.75%, 10/23/17	915	934,012
PepsiCo Inc.
1.13%, 07/17/17[a]	750	750,056
1.25%, 08/13/17	800	800,231

		5,937,277
BIOTECHNOLOGY — 0.93%
Amgen Inc.
1.25%, 05/22/17	25	24,999
2.13%, 05/15/17	400	400,095
5.85%, 06/01/17	100	100,344
Biogen Inc.
6.88%, 03/01/18	200	208,558
Celgene Corp.
1.90%, 08/15/17	100	100,129

		834,125
CHEMICALS — 1.35%
Air Products & Chemicals Inc.
1.20%, 10/15/17[a]	325	324,932
Monsanto Co.
1.15%, 06/30/17	50	49,979
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	125	126,072
Praxair Inc.
1.05%, 11/07/17	200	199,777
Rohm & Haas Co.
6.00%, 09/15/17	109	110,753
Sherwin-Williams Co. (The)
1.35%, 12/15/17	400	400,000

		1,211,513
COMMERCIAL SERVICES — 0.28%
Ecolab Inc.
1.45%, 12/08/17	100	99,870
Western Union Co. (The)
2.88%, 12/10/17	150	150,919

		250,789

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
COMPUTERS — 4.81%
Apple Inc.
0.90%, 05/12/17	$550	$549,996
1.05%, 05/05/17	900	900,018
1.30%, 02/23/18	550	550,045
International Business Machines Corp.
1.25%, 02/08/18	500	499,803
5.70%, 09/14/17	1,700	1,728,346
NetApp Inc.
2.00%, 12/15/17	100	100,216

		4,328,424
DIVERSIFIED FINANCIAL SERVICES — 1.68%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	400	412,115
Visa Inc.
1.20%, 12/14/17[a]	1,100	1,100,009

		1,512,124
ELECTRIC — 6.96%
Alabama Power Co.
5.50%, 10/15/17[a]	100	101,725
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	200	200,090
Commonwealth Edison Co.
5.80%, 03/15/18	250	259,069
6.15%, 09/15/17	175	177,976
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	200	200,005
Duke Energy Carolinas LLC
5.25%, 01/15/18	154	158,028
Duke Energy Corp.
1.63%, 08/15/17	400	400,299
Exelon Generation Co. LLC
6.20%, 10/01/17	700	712,400
Georgia Power Co.
Series B
5.70%, 06/01/17	300	301,008
MidAmerican Energy Co.
5.30%, 03/15/18	550	567,878
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	250	249,994
2.06%, 09/01/17	250	250,627

Security	Principal (000s)	Value
Northern States Power Co./MN
5.25%, 03/01/18	$400	$412,142
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	250	253,561
Pacific Gas & Electric Co.
5.63%, 11/30/17	250	255,846
PECO Energy Co.
5.35%, 03/01/18	550	567,836
Pennsylvania Electric Co.
6.05%, 09/01/17	86	87,216
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	500	500,000
Southern Co. (The)
1.30%, 08/15/17	200	199,844
Southern Power Co.
1.85%, 12/01/17	175	175,192
Union Electric Co.
6.40%, 06/15/17	129	129,726
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	100	99,685

		6,260,147
ELECTRONICS — 0.22%
Arrow Electronics Inc.
3.00%, 03/01/18	200	201,858

		201,858
ENGINEERING & CONSTRUCTION — 0.39%
ABB Finance USA Inc.
1.63%, 05/08/17	350	350,019

		350,019
ENVIRONMENTAL CONTROL — 0.29%
Waste Management Inc.
6.10%, 03/15/18	250	259,849

		259,849
FOOD — 1.41%
Kellogg Co.
1.75%, 05/17/17	100	100,015
Kraft Heinz Foods Co.
2.25%, 06/05/17	200	200,184
Kroger Co. (The)
6.40%, 08/15/17	86	87,205
Mondelez International Inc.
6.50%, 08/11/17	200	202,600

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Sysco Corp.
5.25%, 02/12/18	$100	$102,816
Unilever Capital Corp.
0.85%, 08/02/17	574	573,432

		1,266,252
GAS — 0.12%
NiSource Finance Corp.
6.40%, 03/15/18	100	103,914

		103,914
HEALTH CARE – PRODUCTS — 2.19%
Becton Dickinson and Co.
1.80%, 12/15/17	232	231,849
Covidien International Finance SA
6.00%, 10/15/17	380	387,671
CR Bard Inc.
1.38%, 01/15/18	100	99,683
Medtronic Inc.
1.50%, 03/15/18	1,250	1,249,398

		1,968,601
HEALTH CARE – SERVICES — 0.28%
Laboratory Corp. of America Holdings
2.20%, 08/23/17	250	250,578

		250,578
HOME BUILDERS — 0.28%
DR Horton Inc.
4.75%, 05/15/17	250	250,256

		250,256
HOUSEHOLD PRODUCTS & WARES — 0.68%
Kimberly-Clark Corp.
6.13%, 08/01/17	600	607,080

		607,080
HOUSEWARES — 0.08%
Newell Brands Inc.
2.05%, 12/01/17	75	75,204

		75,204
INTERNET — 2.00%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	600	599,431
Amazon.com Inc.
1.20%, 11/29/17	200	199,863
Baidu Inc.
2.25%, 11/28/17	500	500,992

Security	Principal (000s)	Value
eBay Inc.
1.35%, 07/15/17	$500	$499,877

		1,800,163
IRON & STEEL — 0.14%
Nucor Corp.
5.75%, 12/01/17[a]	125	127,839

		127,839
LEISURE TIME — 0.32%
Carnival Corp.
1.88%, 12/15/17	287	287,479

		287,479
MACHINERY — 5.02%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	100	99,968
1.30%, 03/01/18	450	448,886
1.50%, 02/23/18	200	200,039
1.63%, 06/01/17[a]	1,131	1,131,322
Series G
1.25%, 11/06/17	275	274,954
John Deere Capital Corp.
1.20%, 10/10/17	300	300,088
1.30%, 03/12/18[a]	950	949,663
1.35%, 01/16/18	510	509,631
1.55%, 12/15/17	250	250,185
2.80%, 09/18/17	200	201,166
Roper Technologies Inc.
1.85%, 11/15/17	150	150,114

		4,516,016
MANUFACTURING — 3.28%
3M Co.
1.00%, 06/26/17	500	499,970
Dover Corp.
5.45%, 03/15/18	200	206,663
Eaton Corp.
1.50%, 11/02/17	300	299,945
General Electric Co.
5.25%, 12/06/17[a]	1,700	1,739,494
5.63%, 09/15/17	50	50,808
Pentair Finance SA
1.88%, 09/15/17	150	150,171

		2,947,051

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
MEDIA — 4.16%
CBS Corp.
1.95%, 07/01/17	$250	$250,180
Comcast Corp.
5.88%, 02/15/18	400	413,670
6.30%, 11/15/17	1,250	1,282,429
Walt Disney Co. (The)
0.88%, 05/30/17	300	299,994
1.10%, 12/01/17	1,500	1,498,294

		3,744,567
METAL FABRICATE & HARDWARE — 0.67%
Precision Castparts Corp.
1.25%, 01/15/18	600	599,471

		599,471
MINING — 0.14%
Goldcorp Inc.
2.13%, 03/15/18[a]	125	125,272

		125,272
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.
5.75%, 09/15/17	16	16,250

		16,250
OIL & GAS — 11.85%
BP Capital Markets PLC
1.38%, 11/06/17	600	599,900
1.67%, 02/13/18	725	725,739
1.85%, 05/05/17	800	800,030
Canadian Natural Resources Ltd.
1.75%, 01/15/18	100	99,980
5.70%, 05/15/17	300	300,420
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	700	699,152
1.34%, 11/09/17	525	525,318
1.35%, 11/15/17	400	400,029
1.37%, 03/02/18	600	599,683
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	200	199,378
EOG Resources Inc.
5.88%, 09/15/17	100	101,552
Exxon Mobil Corp.
1.31%, 03/06/18	1,250	1,249,921
1.44%, 03/01/18	600	600,599

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$300	$299,942
Phillips 66
2.95%, 05/01/17	300	300,000
Shell International Finance BV
1.13%, 08/21/17[a]	600	600,047
1.25%, 11/10/17	700	699,325
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	600	599,738
Total Capital International SA
1.55%, 06/28/17	1,000	1,000,450
XTO Energy Inc.
6.25%, 08/01/17	250	253,044

		10,654,247
OIL & GAS SERVICES — 0.14%
National Oilwell Varco Inc.
1.35%, 12/01/17	125	124,729

		124,729
PHARMACEUTICALS — 7.98%
Actavis Funding SCS
2.35%, 03/12/18	200	200,846
Actavis Inc.
1.88%, 10/01/17	300	300,232
Allergan Inc./U.S.
1.35%, 03/15/18	100	99,633
AstraZeneca PLC
5.90%, 09/15/17[a]	1,100	1,118,356
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	500	499,484
Cardinal Health Inc.
1.70%, 03/15/18	125	125,043
Eli Lilly & Co.
1.25%, 03/01/18	350	349,583
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	1,300	1,300,052
Johnson & Johnson
1.13%, 11/21/17[a]	52	51,963
5.55%, 08/15/17	950	961,983
McKesson Corp.
1.40%, 03/15/18	175	174,620
Medco Health Solutions Inc.
7.13%, 03/15/18	250	261,444
Merck & Co. Inc.
1.10%, 01/31/18	700	698,888

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Pfizer Inc.
1.10%, 05/15/17	$600	$600,020
4.65%, 03/01/18	225	231,226
Zoetis Inc.
1.88%, 02/01/18	200	200,282

		7,173,655
PIPELINES — 1.94%
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	200	203,507
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	450	464,159
Questar Pipeline LLC
5.83%, 02/01/18	75	77,211
TransCanada PipeLines Ltd.
1.63%, 11/09/17	700	699,877
1.88%, 01/12/18	300	300,371

		1,745,125
REAL ESTATE INVESTMENT TRUSTS — 0.28%
American Tower Corp.
4.50%, 01/15/18	250	254,680

		254,680
RETAIL — 3.81%
Costco Wholesale Corp.
1.13%, 12/15/17	700	699,328
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	50	50,573
McDonald’s Corp.
5.35%, 03/01/18	200	206,111
5.80%, 10/15/17	150	152,896
Target Corp.
6.00%, 01/15/18	1,000	1,032,142
Wal-Mart Stores Inc.
5.80%, 02/15/18	1,100	1,138,324
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	150	150,240

		3,429,614
SEMICONDUCTORS — 2.56%
Altera Corp.
1.75%, 05/15/17	300	300,064
Intel Corp.
1.35%, 12/15/17	1,800	1,801,055

Security	Principal (000s)	Value
National Semiconductor Corp.
6.60%, 06/15/17	$200	$201,257

		2,302,376
SOFTWARE — 2.61%
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	99,994
Microsoft Corp.
0.88%, 11/15/17	500	499,505
Oracle Corp.
1.20%, 10/15/17	1,750	1,749,825

		2,349,324
TELECOMMUNICATIONS — 3.61%
America Movil SAB de CV
5.63%, 11/15/17	400	408,340
AT&T Inc.
1.40%, 12/01/17[a]	200	199,783
1.70%, 06/01/17	100	100,036
1.75%, 01/15/18[a]	100	100,105
5.50%, 02/01/18	200	205,623
British Telecommunications PLC
5.95%, 01/15/18	200	206,043
Cisco Systems Inc.
1.40%, 02/28/18	800	800,798
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	495,010
Telefonica Emisiones SAU
6.22%, 07/03/17	200	201,590
Verizon Communications Inc.
1.10%, 11/01/17	100	99,967
Vodafone Group PLC
1.25%, 09/26/17	125	124,933
1.50%, 02/19/18	300	299,663

		3,241,891
TRANSPORTATION — 3.19%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	200	200,000
5.75%, 03/15/18	750	777,788
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	200	201,069
United Parcel Service Inc.
1.13%, 10/01/17	1,300	1,298,597
5.50%, 01/15/18	379	390,042

		2,867,496

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
WATER — 0.11%
American Water Capital Corp.
6.09%, 10/15/17	$100	$102,101

		102,101

TOTAL CORPORATE BONDS & NOTES
(Cost: $84,725,386)		84,690,075

SHORT-TERM INVESTMENTS — 11.33%

MONEY MARKET FUNDS — 11.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[b,c,d]	4,781	4,782,620
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	5,406	5,405,876

		10,188,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,187,157)		10,188,496

Value
TOTAL INVESTMENTS IN SECURITIES — 105.52%
(Cost: $94,912,543)[e]	$94,878,571
Other Assets, Less Liabilities — (5.52)%	(4,964,713)

NET ASSETS — 100.00%	$89,913,858

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $94,913,263. Net unrealized depreciation was $34,692, of which $22,974 represented gross unrealized appreciation on securities and $57,666 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$84,690,075	$—	$84,690,075
Money market funds	10,188,496	—	—	10,188,496

Total	$10,188,496	$84,690,075	$—	$94,878,571

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.77%

AEROSPACE & DEFENSE — 1.98%
Boeing Capital Corp.
4.70%, 10/27/19	$184	$197,541
Boeing Co. (The)
4.88%, 02/15/20	478	517,836
L3 Technologies Inc.
5.20%, 10/15/19	119	127,414
Lockheed Martin Corp.
4.25%, 11/15/19	184	194,630
Northrop Grumman Corp.
5.05%, 08/01/19	82	87,595
Raytheon Co.
4.40%, 02/15/20	336	358,495
United Technologies Corp.
1.50%, 11/01/19	200	198,758

		1,682,269
AGRICULTURE — 2.74%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	775	786,625
9.25%, 08/06/19	75	86,737
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	160	180,685
Philip Morris International Inc.
2.00%, 02/21/20	550	550,528
4.50%, 03/26/20	552	590,502
Reynolds American Inc.
8.13%, 06/23/19	119	133,639

		2,328,716
AIRLINES — 0.37%
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	99	110,058
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	200	203,062

		313,120
AUTO MANUFACTURERS — 6.26%
American Honda Finance Corp.
1.20%, 07/12/19	666	657,002
2.15%, 03/13/20	345	346,542
2.25%, 08/15/19	929	937,798

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.46%, 03/27/20	$198	$197,960
8.13%, 01/15/20	198	226,918
General Motors Financial Co. Inc.
2.40%, 05/09/19[a]	200	200,632
3.15%, 01/15/20 (Call 12/15/19)	225	229,111
PACCAR Financial Corp.
1.30%, 05/10/19	493	488,583
2.20%, 09/15/19	25	25,173
Toyota Motor Credit Corp.
1.40%, 05/20/19	444	440,790
2.13%, 07/18/19	818	823,979
2.15%, 03/12/20	740	745,187

		5,319,675
BEVERAGES — 2.48%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	525	570,680
6.88%, 11/15/19	132	147,666
Coca-Cola Co. (The)
1.38%, 05/30/19	621	618,864
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	198	209,177
PepsiCo Inc.
4.50%, 01/15/20	528	565,852

		2,112,239
BIOTECHNOLOGY — 1.19%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	493	496,239
Gilead Sciences Inc.
2.05%, 04/01/19	99	99,431
2.35%, 02/01/20	409	412,709

		1,008,379
CHEMICALS — 3.62%
Air Products & Chemicals Inc.
4.38%, 08/21/19	184	194,459
Dow Chemical Co. (The)
8.55%, 05/15/19	350	395,020
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	450	457,137
EI du Pont de Nemours & Co.
4.63%, 01/15/20[a]	753	802,080
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	296	310,812

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Monsanto Co.
2.13%, 07/15/19	$125	$125,159
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	150	159,273
6.50%, 05/15/19	100	108,096
Praxair Inc.
4.50%, 08/15/19	500	529,000

		3,081,036
COMMERCIAL SERVICES — 0.06%
Ecolab Inc.
2.25%, 01/12/20	50	50,230

		50,230
COMPUTERS — 6.00%
Apple Inc.
1.10%, 08/02/19	550	544,275
1.55%, 02/07/20	641	638,795
2.10%, 05/06/19	1,060	1,070,886
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	700	716,170
International Business Machines Corp.
1.80%, 05/17/19	800	803,272
1.88%, 05/15/19	493	495,647
8.38%, 11/01/19	720	834,746

		5,103,791
DIVERSIFIED FINANCIAL SERVICES — 1.50%
Mastercard Inc.
2.00%, 04/01/19	675	679,968
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	345	343,958
2.30%, 11/15/19 (Call 10/15/19)	247	248,823

		1,272,749
ELECTRIC — 5.59%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)[a]	120	120,892
CMS Energy Corp.
6.25%, 02/01/20	74	81,517
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	368	400,292
Consumers Energy Co.
6.70%, 09/15/19	368	407,207

Security	Principal (000s)	Value
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	$50	$50,499
Series B
1.60%, 08/15/19	275	271,483
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	25,123
Duke Energy Corp.
5.05%, 09/15/19	222	236,490
Duke Energy Ohio Inc.
5.45%, 04/01/19	175	186,393
Eversource Energy
4.50%, 11/15/19	119	126,174
Exelon Generation Co. LLC
5.20%, 10/01/19	225	239,884
Georgia Power Co.
4.25%, 12/01/19	266	279,523
Great Plains Energy Inc.
2.50%, 03/09/20	100	100,651
Kansas City Power & Light Co.
7.15%, 04/01/19	184	201,379
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	200	201,334
Portland General Electric Co.
6.10%, 04/15/19	99	106,869
Progress Energy Inc.
4.88%, 12/01/19	100	106,119
Public Service Co. of Colorado
5.13%, 06/01/19	315	335,403
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	205	204,644
Southern Co. (The)
1.85%, 07/01/19	317	315,272
2.15%, 09/01/19 (Call 08/01/19)	344	344,003
TECO Finance Inc.
5.15%, 03/15/20	150	159,922
Virginia Electric & Power Co.
5.00%, 06/30/19	235	250,515

		4,751,588
ELECTRICAL COMPONENTS & EQUIPMENT — 0.76%
Emerson Electric Co.
4.88%, 10/15/19	600	643,386

		643,386

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.65%
Honeywell International Inc.
1.40%, 10/30/19	$560	$556,063

		556,063
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
5.00%, 03/01/20	25	26,972
5.50%, 09/15/19	184	198,510

		225,482
FOOD — 1.62%
General Mills Inc.
2.20%, 10/21/19	199	200,120
Kellogg Co.
4.15%, 11/15/19	54	56,729
Kraft Heinz Foods Co.
5.38%, 02/10/20	234	253,923
Kroger Co. (The)
1.50%, 09/30/19	250	246,425
6.15%, 01/15/20	230	253,706
Sysco Corp.
1.90%, 04/01/19	198	198,172
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	164	165,547

		1,374,622
GAS — 0.21%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	80	80,698
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	94	94,549

		175,247
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	143	143,305

		143,305
HEALTH CARE – PRODUCTS — 4.62%
Abbott Laboratories
2.00%, 03/15/20	300	299,733
2.35%, 11/22/19	335	336,930
5.13%, 04/01/19[a]	200	211,204
Becton Dickinson and Co.
2.68%, 12/15/19	247	249,043
6.38%, 08/01/19	54	58,643

Security	Principal (000s)	Value
Boston Scientific Corp.
6.00%, 01/15/20	$94	$102,982
Life Technologies Corp.
6.00%, 03/01/20	184	201,704
Medtronic Inc.
2.50%, 03/15/20	1,552	1,580,402
4.45%, 03/15/20	412	440,444
Stryker Corp.
4.38%, 01/15/20	319	337,933
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	99	104,852

		3,923,870
HEALTH CARE – SERVICES — 0.30%
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	50,348
2.70%, 04/01/19[a]	205	207,571

		257,919
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
1.85%, 03/01/20	100	99,928

		99,928
INTERNET — 3.69%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,479	1,487,016
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	540	550,719
Baidu Inc.
2.75%, 06/09/19	690	696,038
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	400	401,728

		3,135,501
MACHINERY — 5.42%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	863	852,877
2.00%, 03/05/20	247	246,639
2.10%, 06/09/19	533	535,335
2.25%, 12/01/19	500	502,735
John Deere Capital Corp.
1.25%, 10/09/19	600	592,032
1.70%, 01/15/20[a]	998	994,347
2.05%, 03/10/20	247	247,534
2.25%, 04/17/19	389	392,909
2.30%, 09/16/19[a]	60	60,586

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	$184	$183,759

		4,608,753
MANUFACTURING — 3.27%
3M Co.
1.63%, 06/15/19	205	205,551
General Electric Co.
2.10%, 12/11/19[a]	500	503,540
2.20%, 01/09/20 (Call 12/09/19)	247	249,794
5.50%, 01/08/20[a]	617	675,960
6.00%, 08/07/19	727	795,629
Illinois Tool Works Inc.
6.25%, 04/01/19	319	346,568

		2,777,042
MEDIA — 4.47%
Comcast Corp.
5.15%, 03/01/20	1,150	1,252,477
5.70%, 07/01/19	550	594,968
Thomson Reuters Corp.
4.70%, 10/15/19	107	112,900
Time Warner Inc.
2.10%, 06/01/19	303	303,633
4.88%, 03/15/20	175	187,695
Viacom Inc.
5.63%, 09/15/19	136	145,827
Walt Disney Co. (The)
0.88%, 07/12/19	357	351,017
1.85%, 05/30/19	845	848,481

		3,796,998
MINING — 1.32%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	200	218,914
Newmont Mining Corp.
5.13%, 10/01/19	94	100,333
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	705	800,957

		1,120,204
OFFICE & BUSINESS EQUIPMENT — 0.13%
Xerox Corp.
5.63%, 12/15/19	107	114,675

		114,675

Security	Principal (000s)	Value
OIL & GAS — 10.26%
BP Capital Markets PLC
1.68%, 05/03/19	$125	$124,610
2.24%, 05/10/19	508	511,896
2.32%, 02/13/20	592	597,517
2.52%, 01/15/20	885	897,328
Chevron Corp.
1.56%, 05/16/19	465	464,228
1.96%, 03/03/20 (Call 02/03/20)	1,191	1,193,513
2.19%, 11/15/19 (Call 10/15/19)	428	431,617
ConocoPhillips
6.00%, 01/15/20	300	331,374
EOG Resources Inc.
5.63%, 06/01/19	250	268,155
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	888	893,071
Husky Energy Inc.
7.25%, 12/15/19	94	105,841
Pioneer Natural Resources Co.
7.50%, 01/15/20	148	167,533
Shell International Finance BV
1.38%, 05/10/19[a]	493	489,283
4.30%, 09/22/19	799	844,575
4.38%, 03/25/20	500	533,420
Total Capital International SA
2.10%, 06/19/19[a]	762	767,166
Valero Energy Corp.
6.13%, 02/01/20	94	103,689

		8,724,816
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
6.80%, 08/01/19	41	45,094

		45,094
PHARMACEUTICALS — 9.13%
Actavis Funding SCS
2.45%, 06/15/19	120	120,726
3.00%, 03/12/20 (Call 02/12/20)	650	663,072
AstraZeneca PLC
1.95%, 09/18/19	605	605,042
Cardinal Health Inc.
2.40%, 11/15/19	198	199,063
Express Scripts Holding Co.
2.25%, 06/15/19	164	164,410

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Express Scripts Inc.
7.25%, 06/15/19	$54	$59,473
Johnson & Johnson
1.88%, 12/05/19	507	509,145
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	57,605
Merck & Co. Inc.
1.85%, 02/10/20	1,367	1,374,245
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	777	830,349
Mylan NV
2.50%, 06/07/19	296	297,379
Novartis Capital Corp.
1.80%, 02/14/20	200	199,986
Pfizer Inc.
1.45%, 06/03/19	530	527,652
1.70%, 12/15/19	200	199,914
2.10%, 05/15/19[a]	1,184	1,194,490
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	307	305,232
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	164	163,054
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19[a]	298	295,083

		7,765,920
PIPELINES — 1.34%
Enbridge Energy Partners LP
5.20%, 03/15/20	94	100,798
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	199	200,910
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	147	163,521
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	60	61,212
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	99	99,565
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,899
5.75%, 01/15/20	54	58,286
8.75%, 05/01/19	94	105,302
Spectra Energy Capital LLC
8.00%, 10/01/19	100	112,312

Security	Principal (000s)	Value
Williams Partners LP
5.25%, 03/15/20	$176	$189,473

		1,141,278
REAL ESTATE INVESTMENT TRUSTS — 0.11%
Weyerhaeuser Co.
7.38%, 10/01/19	82	91,346

		91,346
RETAIL — 4.25%
AutoNation Inc.
5.50%, 02/01/20	82	88,073
Costco Wholesale Corp.
1.70%, 12/15/19	836	836,234
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	250	251,690
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	409	412,280
Lowe’s Companies Inc.
1.15%, 04/15/19	650	642,811
McDonald’s Corp.
1.88%, 05/29/19[a]	325	325,325
Target Corp.
2.30%, 06/26/19	793	802,730
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	248	251,624

		3,610,767
SEMICONDUCTORS — 1.17%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	450	450,513
Texas Instruments Inc.
1.65%, 08/03/19	545	544,662

		995,175
SOFTWARE — 5.22%
Adobe Systems Inc.
4.75%, 02/01/20	128	137,861
Microsoft Corp.
1.10%, 08/08/19[a]	555	549,567
1.85%, 02/12/20 (Call 01/12/20)	1,368	1,373,089
4.20%, 06/01/19	250	263,837
Oracle Corp.
2.25%, 10/08/19	1,409	1,426,993
5.00%, 07/08/19	644	689,621

		4,440,968

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 6.65%
America Movil SAB de CV
5.00%, 03/30/20	$1,600	$1,722,480
AT&T Inc.
5.20%, 03/15/20	99	106,929
5.88%, 10/01/19	200	217,200
Cisco Systems Inc.
1.40%, 09/20/19	525	521,157
4.45%, 01/15/20[a]	1,571	1,679,745
Deutsche Telekom International Finance BV
6.00%, 07/08/19	311	336,881
Orange SA
5.38%, 07/08/19	107	114,407
Telefonica Emisiones SAU
5.88%, 07/15/19	94	101,461
Verizon Communications Inc.
1.38%, 08/15/19	124	122,293
2.55%, 06/17/19	124	125,447
2.63%, 02/21/20	350	355,267
Vodafone Group PLC
5.45%, 06/10/19	237	253,298

		5,656,565
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
2.35%, 05/06/19	87	87,205

		87,205
TRANSPORTATION — 1.69%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	152	162,502
Norfolk Southern Corp.
5.90%, 06/15/19	198	213,785
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	33,217
2.55%, 06/01/19 (Call 05/01/19)	194	195,802
United Parcel Service Inc.
5.13%, 04/01/19	778	828,593

		1,433,899

TOTAL CORPORATE BONDS & NOTES
(Cost: $83,868,786)		83,969,820

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 4.09%

MONEY MARKET FUNDS — 4.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	2,869	$2,870,377
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	612	612,066

		3,482,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,481,826)		3,482,443

TOTAL INVESTMENTS IN SECURITIES — 102.86%
(Cost: $87,350,612)[f]		87,452,263
Other Assets, Less Liabilities — (2.86)%		(2,433,527)

NET ASSETS — 100.00%		$85,018,736

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $87,397,937. Net unrealized appreciation was $54,326, of which $287,327 represented gross unrealized appreciation on securities and $233,001 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$83,969,820	$—	$83,969,820
Money market funds	3,482,443	—	—	3,482,443

Total	$3,482,443	$83,969,820	$—	$87,452,263

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.46%

ADVERTISING — 0.39%
Omnicom Group Inc.
3.63%, 05/01/22	$174	$181,386

		181,386
AEROSPACE & DEFENSE — 4.68%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	516	511,970
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)[a]	110	112,389
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	524	527,569
United Technologies Corp.
3.10%, 06/01/22	980	1,016,358

		2,168,286
AGRICULTURE — 2.28%
Altria Group Inc.
2.85%, 08/09/22	466	470,944
Philip Morris International Inc.
2.50%, 08/22/22	25	24,910
2.63%, 03/06/23	564	558,975

		1,054,829
AIRLINES — 0.35%
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	152	162,278

		162,278
AUTO MANUFACTURERS — 1.48%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	209,408
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	75	75,768
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	398	399,146

		684,322
BEVERAGES — 3.93%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	282	280,144
3.30%, 02/01/23 (Call 12/01/22)	10	10,274
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	122	121,584

Security	Principal (000s)	Value
Constellation Brands Inc.
6.00%, 05/01/22	$25	$28,504
Diageo Investment Corp.
2.88%, 05/11/22	498	509,021
8.00%, 09/15/22	100	123,653
PepsiCo Inc.
2.75%, 03/01/23	614	620,392
3.10%, 07/17/22 (Call 05/17/22)	125	129,101

		1,822,673
BIOTECHNOLOGY — 1.87%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	68,990
Biogen Inc.
3.63%, 09/15/22	50	52,102
Celgene Corp.
3.25%, 08/15/22	66	67,463
3.55%, 08/15/22	125	129,684
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	535	550,863

		869,102
CHEMICALS — 2.93%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	83	83,660
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	66,420
Cabot Corp.
3.70%, 07/15/22	91	93,927
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	166	168,309
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	68,431
EI du Pont de Nemours & Co.
2.80%, 02/15/23	614	612,901
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	65,124
2.70%, 02/21/23 (Call 11/21/22)	199	199,919

		1,358,691
COMPUTERS — 4.57%
Apple Inc.
2.70%, 05/13/22	575	586,201
2.85%, 02/23/23 (Call 12/23/22)	575	585,891
Computer Sciences Corp.
4.45%, 09/15/22	58	61,797

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	$125	$131,904
HP Inc.
4.05%, 09/15/22	58	60,883
International Business Machines Corp.
1.88%, 08/01/22	500	487,840
2.88%, 11/09/22	200	203,872

		2,118,388
COSMETICS & PERSONAL CARE — 1.18%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	356,452
2.30%, 05/03/22	191	191,953

		548,405
DIVERSIFIED FINANCIAL SERVICES — 2.38%
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	50	49,817
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,035	1,053,392

		1,103,209
ELECTRIC — 6.27%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	66,456
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	100	101,367
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	65,199
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	264,075
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	67,117
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	66	65,407
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	145	148,138
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	85	84,602
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	300	305,727
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	233	236,740

Security	Principal (000s)	Value
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	$25	$26,422
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	191	200,957
Georgia Power Co.
2.85%, 05/15/22[a]	199	200,610
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	131,695
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	212,442
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	65,533
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	91	93,452
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	82	81,569
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	66,952
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	200	196,743
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	73,016
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	150	149,805

		2,904,024
ELECTRICAL COMPONENTS & EQUIPMENT — 0.54%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	249	250,125

		250,125
ELECTRONICS — 0.33%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	150	152,865

		152,865
ENGINEERING & CONSTRUCTION — 1.24%
ABB Finance USA Inc.
2.88%, 05/08/22	564	573,960

		573,960
ENVIRONMENTAL CONTROL — 0.48%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	75	78,188
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	141	144,288

		222,476

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
FOOD — 1.30%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	$91	$91,879
Kraft Heinz Foods Co.
3.50%, 06/06/22	166	171,393
3.50%, 07/15/22 (Call 05/15/22)	100	103,123
Sysco Corp.
2.60%, 06/12/22	165	164,322
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	70,449

		601,166
GAS — 0.36%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	100	99,990
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	66	65,988

		165,978
HAND & MACHINE TOOLS — 0.15%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	67,492

		67,492
HEALTH CARE – PRODUCTS — 0.77%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	239,129
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	116	117,519

		356,648
HEALTH CARE – SERVICES — 0.85%
Catholic Health Initiatives
2.95%, 11/01/22	66	64,291
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	260,760
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	66	68,197

		393,248
HOME BUILDERS — 0.30%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	133	139,169

		139,169
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
3.70%, 03/01/23	33	34,216

		34,216

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.22%
Church & Dwight Co. Inc.
2.88%, 10/01/22	$66	$66,369
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	33	33,816

		100,185
INTERNET — 1.61%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	141	141,186
Baidu Inc.
3.50%, 11/28/22	400	410,244
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	198	196,285

		747,715
IRON & STEEL — 0.11%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	52,549

		52,549
LODGING — 0.11%
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	50	49,875

		49,875
MACHINERY — 3.73%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	198,514
2.85%, 06/01/22	100	101,732
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	234,167
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	667,893
John Deere Capital Corp.
2.80%, 03/06/23	520	524,919

		1,727,225
MANUFACTURING — 3.71%
3M Co.
2.00%, 06/26/22[a]	292	289,375
Eaton Corp.
2.75%, 11/02/22	193	193,569
General Electric Co.
2.70%, 10/09/22	920	935,677
3.15%, 09/07/22[a]	125	129,949
Parker-Hannifin Corp.
3.50%, 09/15/22	100	104,592

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	$66	$65,824

		1,718,986
MEDIA — 4.13%
21st Century Fox America Inc.
3.00%, 09/15/22	116	117,690
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	223,803
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	100,437
2.85%, 01/15/23	523	528,356
3.13%, 07/15/22[a]	133	137,418
NBCUniversal Media LLC
2.88%, 01/15/23	100	101,225
Time Warner Inc.
3.40%, 06/15/22	116	118,467
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)[a]	91	90,002
Walt Disney Co. (The)
2.35%, 12/01/22	498	497,338

		1,914,736
METAL FABRICATE & HARDWARE — 0.86%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	396,679

		396,679
MINING — 1.09%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	102,860
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	400	404,700

		507,560
OIL & GAS — 11.52%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	216	219,512
BP Capital Markets PLC
2.50%, 11/06/22	805	795,533
3.25%, 05/06/22	257	264,882
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	914	907,392
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	173	170,997

Security	Principal (000s)	Value
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$100	$98,787
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	510	515,309
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	250	250,633
2.70%, 02/15/23 (Call 11/15/22)	556	554,188
Phillips 66
4.30%, 04/01/22	193	208,372
Shell International Finance BV
2.25%, 01/06/23	464	454,929
2.38%, 08/21/22	473	468,691
Total Capital International SA
2.70%, 01/25/23	431	432,047

		5,341,272
OIL & GAS SERVICES — 0.41%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	130	125,595
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	66	65,993

		191,588
PHARMACEUTICALS — 8.32%
AbbVie Inc.
2.90%, 11/06/22	307	308,253
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	134,786
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	65,449
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	258,322
Cardinal Health Inc.
3.20%, 03/15/23	99	100,743
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	365	367,730
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	572	581,484
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	75	73,941
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	65,467
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	501,485

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	$500	$500,870
2.40%, 09/21/22	663	664,160
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100	98,573
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	133	135,121

		3,856,384
PIPELINES — 2.46%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	66	66,438
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	115	117,444
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	91	91,165
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)	70	72,513
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	116	117,049
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	64,079
3.65%, 06/01/22 (Call 03/01/22)	25	25,466
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	49,754
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	66,125
TransCanada PipeLines Ltd.
2.50%, 08/01/22	407	404,277
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	66,294

		1,140,604
REAL ESTATE INVESTMENT TRUSTS — 0.81%
American Tower Corp.
3.50%, 01/31/23	125	127,248
Crown Castle International Corp.
4.88%, 04/15/22	25	27,206
5.25%, 01/15/23[a]	200	221,156

		375,610
RETAIL — 3.24%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	34,318

Security	Principal (000s)	Value
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	$125	$124,961
3.50%, 07/20/22 (Call 05/20/22)	175	181,666
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	625	635,281
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	390	404,333
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	58	54,432
Walgreen Co.
3.10%, 09/15/22	66	67,007

		1,501,998
SEMICONDUCTORS — 4.15%
Intel Corp.
2.70%, 12/15/22	723	735,009
3.10%, 07/29/22	200	207,114
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	66,543
QUALCOMM Inc.
3.00%, 05/20/22	800	816,496
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	100	97,419

		1,922,581
SOFTWARE — 4.54%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	67,602
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	68,116
Microsoft Corp.
2.13%, 11/15/22[a]	398	394,116
2.65%, 11/03/22 (Call 09/03/22)	435	441,608
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	160	160,907
2.50%, 10/15/22	971	973,185

		2,105,534
TELECOMMUNICATIONS — 4.97%
America Movil SAB de CV
3.13%, 07/16/22	800	811,728
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	339	332,227
3.00%, 06/30/22 (Call 04/30/22)	25	24,996
Cisco Systems Inc.
2.60%, 02/28/23[a]	325	326,745
3.00%, 06/15/22	200	206,020

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
Motorola Solutions Inc.
3.50%, 03/01/23	$116	$116,058
3.75%, 05/15/22	66	67,417
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	67,410
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	157	153,375
Vodafone Group PLC
2.95%, 02/19/23	200	199,078

		2,305,054
TEXTILES — 0.15%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	67,882

		67,882
TRANSPORTATION — 3.62%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	543	554,718
3.05%, 09/01/22 (Call 06/01/22)	50	51,504
FedEx Corp.
2.63%, 08/01/22	75	75,373
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	66,273
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	67,299
4.16%, 07/15/22 (Call 04/15/22)	341	369,484
United Parcel Service Inc.
2.45%, 10/01/22[a]	491	495,213

		1,679,864

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,050,369)		45,636,817

SHORT-TERM INVESTMENTS — 9.07%

MONEY MARKET FUNDS — 9.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	3,794	3,795,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	410	409,827

		4,205,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,204,429)		4,205,079

Value
TOTAL INVESTMENTS IN SECURITIES — 107.53%
(Cost: $49,254,798)[f]	$49,841,896
Other Assets, Less Liabilities — (7.53)%	(3,488,895)

NET ASSETS — 100.00%	$46,353,001

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $49,258,817. Net unrealized appreciation was $583,079, of which $668,838 represented gross unrealized appreciation on securities and $85,759 represented gross unrealized depreciation on securities.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$45,636,817	$—	$45,636,817
Money market funds	4,205,079	—	—	4,205,079

Total	$4,205,079	$45,636,817	$—	$49,841,896

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.97%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,286

		100,286
AEROSPACE & DEFENSE — 0.41%
General Dynamics Corp.
1.00%, 11/15/17	175	174,764
United Technologies Corp.
1.80%, 06/01/17	250	250,127

		424,891
AGRICULTURE — 0.59%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	105	108,536
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	75,137
Philip Morris International Inc.
1.13%, 08/21/17	375	374,835
Reynolds American Inc.
2.30%, 08/21/17	50	50,110

		608,618
AUTO MANUFACTURERS — 4.89%
American Honda Finance Corp.
0.95%, 05/05/17	425	424,996
1.20%, 07/14/17	100	99,997
1.55%, 12/11/17	325	325,696
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	199,889
2.15%, 01/09/18	300	300,840
2.38%, 01/16/18	950	954,114
3.00%, 06/12/17	200	200,347
6.63%, 08/15/17	250	253,605
General Motors Financial Co. Inc.
4.75%, 08/15/17	600	605,005
PACCAR Financial Corp.
1.45%, 03/09/18	350	350,146
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,004
1.38%, 01/10/18	550	549,920
1.45%, 01/12/18	500	500,739
1.75%, 05/22/17	100	100,038

		5,015,336

Security	Principal (000s)	Value
BANKS — 32.74%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	$250	$250,039
1.50%, 01/16/18	250	249,797
Bank of America Corp.
1.70%, 08/25/17	600	600,585
2.00%, 01/11/18	950	952,398
5.70%, 05/02/17	250	250,000
5.75%, 12/01/17	650	665,606
6.00%, 09/01/17	475	481,805
Bank of America N.A.
1.65%, 03/26/18	250	250,422
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,034
1.40%, 09/11/17	271	271,054
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	374,396
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	375	375,066
Barclays PLC
2.00%, 03/16/18[a]	500	500,245
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	75,049
1.60%, 08/15/17 (Call 07/14/17)	100	100,047
BNP Paribas SA
2.38%, 09/14/17	325	326,022
BPCE SA
1.63%, 01/26/18	250	249,583
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,948
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	250	250,288
Capital One Financial Corp.
6.75%, 09/15/17	150	152,842
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,975
1.65%, 02/05/18 (Call 01/05/18)	750	749,829
Citigroup Inc.
1.55%, 08/14/17	850	850,363
1.80%, 02/05/18	500	500,521
1.85%, 11/24/17	275	275,592

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
6.00%, 08/15/17	$100	$101,258
6.13%, 11/21/17	825	845,687
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	250,385
1.90%, 09/18/17	500	500,930
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	250,034
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	250,347
Credit Suisse AG/New York NY
1.38%, 05/26/17	1,100	1,100,220
6.00%, 02/15/18	465	479,707
Deutsche Bank AG/London
1.35%, 05/30/17	400	399,979
1.88%, 02/13/18[a]	625	623,934
6.00%, 09/01/17	400	405,616
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	199,822
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,055,205
5.95%, 01/18/18	500	515,055
6.25%, 09/01/17	550	558,614
HSBC USA Inc.
1.30%, 06/23/17	100	100,001
1.50%, 11/13/17	300	299,954
1.63%, 01/16/18	300	299,915
1.70%, 03/05/18	450	450,146
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	250,106
Intesa Sanpaolo SpA
3.88%, 01/16/18	450	455,382
Itau CorpBanca
3.13%, 01/15/18	200	201,203
JPMorgan Chase & Co.
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	575	575,516
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	763,804
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,182
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,005
6.63%, 12/04/17	250	256,988

Security	Principal (000s)	Value
Morgan Stanley
1.88%, 01/05/18	$300	$300,544
5.95%, 12/28/17	800	822,514
6.25%, 08/28/17	250	253,890
MUFG Union Bank N.A.
2.13%, 06/16/17	250	250,207
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	250,100
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	250	250,039
6.00%, 12/07/17[b]	250	256,380
Royal Bank of Canada
1.25%, 06/16/17	200	200,033
1.40%, 10/13/17	275	275,160
1.50%, 01/16/18	375	375,107
Societe Generale SA
2.75%, 10/12/17[a]	250	251,305
State Street Corp.
4.96%, 03/15/18	150	154,022
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	249,831
1.75%, 01/16/18	250	250,377
1.80%, 07/18/17	250	250,315
SunTrust Banks Inc.
6.00%, 09/11/17	150	152,291
Svenska Handelsbanken AB
1.63%, 03/21/18	500	499,650
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	250,000
1.63%, 03/13/18	425	425,552
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	249,797
1.38%, 09/11/17 (Call 08/11/17)	250	250,042
1.45%, 01/29/18 (Call 12/29/17)	250	250,055
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,041
1.38%, 08/14/17	500	500,181
1.80%, 03/26/18	500	500,854
5.88%, 12/20/17[a]	500	513,609
Wachovia Corp.
5.75%, 02/01/18	800	823,966
Wells Fargo & Co.
1.15%, 06/02/17	150	149,985

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
1.50%, 01/16/18	$850	$849,643
5.63%, 12/11/17	900	922,430
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	255,829
Westpac Banking Corp.
1.20%, 05/19/17	150	150,001
1.50%, 12/01/17	475	475,039
1.60%, 01/12/18	500	500,169

		33,550,459
BEVERAGES — 2.19%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	325	334,203
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	425	424,311
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	200,023
Coca-Cola Co. (The)
1.65%, 03/14/18	425	426,180
Diageo Capital PLC
1.50%, 05/11/17	250	250,036
5.75%, 10/23/17	250	255,195
PepsiCo Inc.
1.13%, 07/17/17	200	200,015
1.25%, 08/13/17	150	150,043

		2,240,006
BIOTECHNOLOGY — 1.08%
Amgen Inc.
1.25%, 05/22/17	250	249,992
2.13%, 05/15/17	550	550,131
Biogen Inc.
6.88%, 03/01/18	150	156,418
Celgene Corp.
1.90%, 08/15/17	150	150,194

		1,106,735
CHEMICALS — 0.46%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,979
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	100,180
Monsanto Co.
1.15%, 06/30/17	150	149,938

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
1.35%, 12/15/17	$125	$125,000

		475,097
COMMERCIAL SERVICES — 0.39%
Ecolab Inc.
1.45%, 12/08/17	125	124,838
1.55%, 01/12/18	150	150,037
Western Union Co. (The)
2.88%, 12/10/17	125	125,766

		400,641
COMPUTERS — 2.04%
Apple Inc.
0.90%, 05/12/17	100	99,999
1.05%, 05/05/17	350	350,007
1.30%, 02/23/18[a]	250	250,020
International Business Machines Corp.
1.13%, 02/06/18	100	99,908
5.70%, 09/14/17[a]	1,050	1,067,508
NetApp Inc.
2.00%, 12/15/17	225	225,487

		2,092,929
DIVERSIFIED FINANCIAL SERVICES — 5.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.75%, 05/15/17	250	250,086
American Express Co.
6.15%, 08/28/17	550	558,395
7.00%, 03/19/18	1,175	1,229,590
American Express Credit Corp.
1.13%, 06/05/17	300	299,954
1.55%, 09/22/17[a]	150	150,075
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	550	561,421
7.25%, 02/01/18	1,000	1,041,370
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)[a]	400	400,151
Discover Financial Services
6.45%, 06/12/17	100	100,557
International Lease Finance Corp.
8.88%, 09/01/17	185	189,409

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	$200	$206,058
NYSE Holdings LLC
2.00%, 10/05/17	150	150,246
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	100,030
Visa Inc.
1.20%, 12/14/17	425	425,003

		5,662,345
ELECTRIC — 3.46%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	125	125,056
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	100,271
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	249,982
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	75	75,002
Duke Energy Corp.
1.63%, 08/15/17	200	200,150
Edison International
3.75%, 09/15/17	50	50,416
Exelon Corp.
1.55%, 06/09/17	250	250,022
Exelon Generation Co. LLC
6.20%, 10/01/17	100	101,772
Kansas City Power & Light Co.
6.38%, 03/01/18	375	388,809
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	325	324,992
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	152,137
Pacific Gas & Electric Co.
5.63%, 11/30/17	100	102,338
PECO Energy Co.
5.35%, 03/01/18	250	258,107
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	445	444,513
Southern Co. (The)
1.30%, 08/15/17	350	349,726

Security	Principal (000s)	Value
TransAlta Corp.
1.90%, 06/03/17	$150	$150,000
Virginia Electric & Power Co.
5.95%, 09/15/17	224	227,569

		3,550,862
ELECTRONICS — 0.29%
Amphenol Corp.
1.55%, 09/15/17	100	100,121
Tech Data Corp.
3.75%, 09/21/17	50	50,384
Tyco Electronics Group SA
6.55%, 10/01/17	146	148,985

		299,490
ENVIRONMENTAL CONTROL — 0.13%
Waste Management Inc.
6.10%, 03/15/18	125	129,924

		129,924
FOOD — 1.25%
Campbell Soup Co.
3.05%, 07/15/17	100	100,336
General Mills Inc.
1.40%, 10/20/17	250	250,224
JM Smucker Co. (The)
1.75%, 03/15/18	125	125,140
Kraft Heinz Foods Co.
1.60%, 06/30/17	325	325,056
2.25%, 06/05/17	125	125,115
Kroger Co. (The)
6.40%, 08/15/17	100	101,401
Sysco Corp.
5.25%, 02/12/18	150	154,224
Unilever Capital Corp.
0.85%, 08/02/17	100	99,901

		1,281,397
GAS — 0.15%
NiSource Finance Corp.
6.40%, 03/15/18	150	155,870

		155,870
HEALTH CARE – PRODUCTS — 0.96%
Becton Dickinson and Co.
1.80%, 12/15/17	335	334,783
Covidien International Finance SA
6.00%, 10/15/17	150	153,028

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CR Bard Inc.
1.38%, 01/15/18	$100	$99,683
Medtronic Inc.
1.50%, 03/15/18	400	399,807

		987,301
HEALTH CARE – SERVICES — 1.60%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	175	174,965
Anthem Inc.
1.88%, 01/15/18	130	130,109
5.88%, 06/15/17	200	201,033
Laboratory Corp. of America Holdings
2.20%, 08/23/17	125	125,289
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	250	250,112
1.40%, 12/15/17	475	475,015
6.00%, 02/15/18	275	284,631

		1,641,154
HOUSEHOLD PRODUCTS & WARES — 0.22%
Clorox Co. (The)
5.95%, 10/15/17	125	127,533
Kimberly-Clark Corp.
6.13%, 08/01/17	100	101,180

		228,713
HOUSEWARES — 0.10%
Newell Brands Inc.
2.05%, 12/01/17	100	100,272

		100,272
INSURANCE — 2.09%
American International Group Inc.
5.85%, 01/16/18	300	308,856
Assurant Inc.
2.50%, 03/15/18	100	100,572
Berkshire Hathaway Finance Corp.
1.45%, 03/07/18	250	250,311
1.60%, 05/15/17	250	250,058
Berkshire Hathaway Inc.
1.55%, 02/09/18	325	325,604
Kemper Corp.
6.00%, 05/15/17	100	100,103
MetLife Inc.
1.76%, 12/15/17	325	325,588

Security	Principal (000s)	Value
Prudential Financial Inc.
Series D
6.00%, 12/01/17	$300	$307,548
Voya Financial Inc.
2.90%, 02/15/18	175	176,488

		2,145,128
INTERNET — 0.98%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,810
Amazon.com Inc.
1.20%, 11/29/17	150	149,897
Baidu Inc.
2.25%, 11/28/17	200	200,397
eBay Inc.
1.35%, 07/15/17	200	199,951
2.50%, 03/09/18	250	251,843

		1,001,898
LEISURE TIME — 0.12%
Carnival Corp.
1.88%, 12/15/17	120	120,200

		120,200
LODGING — 0.10%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	100,549

		100,549
MACHINERY — 1.64%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	200	199,935
1.50%, 02/23/18	250	250,049
Series G
1.25%, 11/06/17	275	274,954
John Deere Capital Corp.
1.20%, 10/10/17	250	250,073
1.35%, 01/16/18	100	99,928
1.55%, 12/15/17	300	300,222
2.80%, 09/18/17	150	150,875
Roper Technologies Inc.
1.85%, 11/15/17	150	150,114

		1,676,150
MANUFACTURING — 2.01%
3M Co.
1.00%, 06/26/17	100	99,994

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Eaton Corp.
1.50%, 11/02/17	$225	$224,958
General Electric Co.
5.25%, 12/06/17[a]	750	767,424
5.63%, 09/15/17	950	965,354

		2,057,730
MEDIA — 1.22%
Comcast Corp.
5.88%, 02/15/18	405	418,841
6.30%, 11/15/17	250	256,486
Thomson Reuters Corp.
1.65%, 09/29/17	124	124,068
Walt Disney Co. (The)
1.10%, 12/01/17	450	449,488

		1,248,883
METAL FABRICATE & HARDWARE — 0.39%
Precision Castparts Corp.
1.25%, 01/15/18	400	399,648

		399,648
MINING — 0.10%
Goldcorp Inc.
2.13%, 03/15/18	100	100,217

		100,217
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
5.75%, 09/15/17	100	101,563

		101,563
OIL & GAS — 5.51%
BP Capital Markets PLC
1.38%, 11/06/17	300	299,950
1.67%, 02/13/18	350	350,357
1.85%, 05/05/17	150	150,005
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	149,970
5.70%, 05/15/17	340	340,476
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	299,636
1.35%, 11/15/17	650	650,047
1.37%, 03/02/18	350	349,815
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	225	224,301

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.31%, 03/06/18	$600	$599,962
1.44%, 03/01/18	125	125,125
Marathon Oil Corp.
5.90%, 03/15/18	100	103,361
6.00%, 10/01/17	400	407,318
Nabors Industries Inc.
6.15%, 02/15/18	225	230,625
Phillips 66
2.95%, 05/01/17	321	321,037
Shell International Finance BV
1.13%, 08/21/17	200	200,016
1.25%, 11/10/17	250	249,759
Total Capital Canada Ltd.
1.45%, 01/15/18	600	599,738

		5,651,498
OIL & GAS SERVICES — 0.05%
TechnipFMC PLC
2.00%, 10/01/17[c]	49	48,775

		48,775
PHARMACEUTICALS — 3.65%
Actavis Funding SCS
2.35%, 03/12/18	950	954,019
Actavis Inc.
1.88%, 10/01/17	225	225,174
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,997
AstraZeneca PLC
5.90%, 09/15/17	425	432,092
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	99,897
Cardinal Health Inc.
1.70%, 03/15/18	125	125,043
Express Scripts Holding Co.
1.25%, 06/02/17	200	199,949
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	300,012
Johnson & Johnson
1.13%, 11/21/17[a]	100	99,928
5.55%, 08/15/17[a]	150	151,892
McKesson Corp.
1.40%, 03/15/18	125	124,728

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$150	$156,866
Merck & Co. Inc.
1.10%, 01/31/18[a]	300	299,524
Pfizer Inc.
1.10%, 05/15/17	350	350,012
Zoetis Inc.
1.88%, 02/01/18	125	125,176

		3,744,309
PIPELINES — 1.33%
Buckeye Partners LP
6.05%, 01/15/18	50	51,401
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	125	127,192
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	325	335,226
Kinder Morgan Inc./DE
2.00%, 12/01/17	275	275,382
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	150,208
TransCanada PipeLines Ltd.
1.63%, 11/09/17	275	274,952
1.88%, 01/12/18	150	150,186

		1,364,547
REAL ESTATE INVESTMENT TRUSTS — 1.26%
American Tower Corp.
4.50%, 01/15/18	275	280,148
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)[a]	100	100,951
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	75,904
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	200	201,119
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	150,159
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	230	230,426
Welltower Inc.
2.25%, 03/15/18	250	250,925

		1,289,632

Security	Principal (000s)	Value
RETAIL — 1.57%
Costco Wholesale Corp.
1.13%, 12/15/17	$350	$349,664
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	50	50,572
McDonald’s Corp.
5.35%, 03/01/18	275	283,403
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,222
Target Corp.
6.00%, 01/15/18	300	309,643
Wal-Mart Stores Inc.
5.80%, 02/15/18	300	310,452
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	250	250,400

		1,604,356
SEMICONDUCTORS — 0.73%
Altera Corp.
1.75%, 05/15/17	100	100,021
Intel Corp.
1.35%, 12/15/17	650	650,381

		750,402
SOFTWARE — 0.78%
Autodesk Inc.
1.95%, 12/15/17	100	100,061
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,996
Microsoft Corp.
0.88%, 11/15/17	100	99,901
Oracle Corp.
1.20%, 10/15/17	525	524,947

		799,905
TELECOMMUNICATIONS — 3.02%
AT&T Inc.
1.40%, 12/01/17[a]	675	674,269
1.75%, 01/15/18	525	525,549
5.50%, 02/01/18	450	462,652
British Telecommunications PLC
5.95%, 01/15/18	200	206,043
Cisco Systems Inc.
1.40%, 02/28/18	275	275,274

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	$100	$100,002
Qwest Corp.
6.50%, 06/01/17	100	100,399
Telefonica Emisiones SAU
6.22%, 07/03/17	125	125,994
Vodafone Group PLC
1.50%, 02/19/18	625	624,298

		3,094,480
TRANSPORTATION — 0.59%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	99	98,781
5.75%, 03/15/18	150	155,557
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	100	100,535
United Parcel Service Inc.
1.13%, 10/01/17	250	249,730

		604,603
WATER — 0.15%
American Water Capital Corp.
6.09%, 10/15/17	150	153,152

		153,152

TOTAL CORPORATE BONDS & NOTES
(Cost: $88,056,907)		88,109,951

INVESTMENT COMPANIES — 4.63%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	193	4,749,286

TOTAL INVESTMENT COMPANIES
(Cost: $4,704,043)		4,749,286

SHORT-TERM INVESTMENTS — 15.24%

MONEY MARKET FUNDS — 15.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	4,244	4,245,964

Security	Principal or Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	$11,369	$11,369,294

		15,615,258

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,613,923)		15,615,258

TOTAL INVESTMENTS IN SECURITIES — 105.84%
(Cost: $108,374,873)[g]		108,474,495
Other Assets, Less Liabilities — (5.84)%		(5,986,162)

NET ASSETS — 100.00%		$102,488,333

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $108,374,873. Net unrealized appreciation was $99,622, of which $120,432 represented gross unrealized appreciation on securities and $20,810 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	204	—	(11)	193	$4,749,286	$34,513	$5,688
PNC Bank N.A.
1.50%, 02/23/18	$250	$3	$(3)	$250	250,039	2,148	6
6.00%, 12/07/17	250	3	(3)	250	256,380	2,140	—

					$5,255,705	$38,801	$5,694

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$88,109,951	$—	$88,109,951
Investment companies	4,749,286	—	—	4,749,286
Money market funds	15,615,258	—	—	15,615,258

Total	$20,364,544	$88,109,951	$—	$108,474,495

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.39%

AEROSPACE & DEFENSE — 0.92%
Boeing Capital Corp.
4.70%, 10/27/19	$175	$187,878
Boeing Co. (The)
4.88%, 02/15/20	123	133,251
L3 Technologies Inc.
5.20%, 10/15/19	256	274,102
Lockheed Martin Corp.
4.25%, 11/15/19	200	211,554

		806,785
AGRICULTURE — 1.07%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	275	279,125
9.25%, 08/06/19	155	179,256
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	79,050
Philip Morris International Inc.
4.50%, 03/26/20	200	213,950
Reynolds American Inc.
8.13%, 06/23/19	170	190,913

		942,294
AUTO MANUFACTURERS — 3.68%
American Honda Finance Corp.
2.25%, 08/15/19	275	277,604
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	198,188
2.02%, 05/03/19[a]	200	199,110
2.46%, 03/27/20	200	199,960
2.60%, 11/04/19	200	201,070
8.13%, 01/15/20	300	343,815
General Motors Financial Co. Inc.
2.40%, 05/09/19[a]	300	300,948
3.15%, 01/15/20 (Call 12/15/19)	500	509,135
PACCAR Financial Corp.
1.30%, 05/10/19	250	247,760
Toyota Motor Credit Corp.
1.40%, 05/20/19	275	273,012
2.13%, 07/18/19	225	226,645
2.15%, 03/12/20	250	251,752

		3,228,999

Security	Principal (000s)	Value
BANKS — 33.39%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	$250	$247,825
2.25%, 06/13/19	250	251,367
Bank of America Corp.
2.65%, 04/01/19	700	708,400
7.63%, 06/01/19	660	733,306
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	251,788
2.30%, 09/11/19 (Call 08/11/19)	448	452,386
Series G
2.15%, 02/24/20 (Call 01/24/20)	250	251,740
Bank of Nova Scotia (The)
2.05%, 06/05/19	250	250,670
Barclays Bank PLC
6.75%, 05/22/19	450	492,534
Barclays PLC
2.75%, 11/08/19	400	404,256
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	325	328,803
6.85%, 04/30/19	200	218,820
BPCE SA
2.25%, 01/27/20	250	249,475
2.50%, 07/15/19	250	251,035
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	247,788
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	100	99,133
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	300	301,815
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	500	495,595
2.35%, 01/31/20 (Call 12/31/19)	250	250,288
Citigroup Inc.
2.40%, 02/18/20	541	543,862
2.50%, 07/29/19	450	453,834
2.55%, 04/08/19	675	681,743
8.50%, 05/22/19	217	244,472
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	250,292
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	99,882

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Commonwealth Bank of Australia/ New York NY
2.30%, 09/06/19	$250	$251,402
2.30%, 03/12/20[a]	250	250,928
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	246,865
2.25%, 01/14/20	250	251,305
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	251,300
5.30%, 08/13/19[a]	300	321,390
5.40%, 01/14/20	240	257,914
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	502,810
Deutsche Bank AG
2.85%, 05/10/19	343	345,346
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	198,096
2.38%, 04/25/19 (Call 03/25/19)	200	201,584
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	650	655,935
5.38%, 03/15/20	750	812,085
HSBC USA Inc.
2.25%, 06/23/19	300	301,278
2.35%, 03/05/20	500	501,830
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	250,930
JPMorgan Chase & Co.
2.20%, 10/22/19	525	527,278
2.25%, 01/23/20 (Call 12/23/19)	875	878,771
4.95%, 03/25/20	537	579,407
6.30%, 04/23/19	375	406,106
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	247,783
2.50%, 12/15/19	250	252,885
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,117
Morgan Stanley
2.38%, 07/23/19[a]	125	125,525
2.65%, 01/27/20	650	658,586
5.50%, 01/26/20	200	217,114
5.63%, 09/23/19	800	864,080
7.30%, 05/13/19	500	550,875

Security	Principal (000s)	Value
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	$250	$250,980
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	250,858
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[b]	250	251,752
2.40%, 10/18/19 (Call 09/18/19)[b]	500	505,135
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	200	216,252
Royal Bank of Canada
1.63%, 04/15/19	425	423,092
2.15%, 03/06/20	287	287,778
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200	217,552
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	250	250,908
Santander UK PLC
2.35%, 09/10/19	262	263,438
2.38%, 03/16/20	333	334,608
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	250	246,460
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	503,320
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	275	276,323
Svenska Handelsbanken AB
1.50%, 09/06/19	250	247,310
2.25%, 06/17/19	250	251,600
Toronto-Dominion Bank (The)
2.25%, 11/05/19	645	649,618
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	231	233,007
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	750	755,865
UBS AG/Stamford CT
2.35%, 03/26/20	250	251,223
2.38%, 08/14/19	500	503,685
Wells Fargo & Co.
2.13%, 04/22/19	562	564,495
Series N
2.15%, 01/30/20	709	710,687
Westpac Banking Corp.
1.60%, 08/19/19	100	98,991

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
4.88%, 11/19/19	$800	$854,688

		29,320,259
BEVERAGES — 0.93%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	581	631,552
PepsiCo Inc.
4.50%, 01/15/20	175	187,546

		819,098
BIOTECHNOLOGY — 0.77%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	375	377,464
Celgene Corp.
2.25%, 05/15/19	100	100,498
Gilead Sciences Inc.
2.05%, 04/01/19	100	100,435
2.35%, 02/01/20	100	100,907

		679,304
BUILDING MATERIALS — 0.13%
Masco Corp.
7.13%, 03/15/20	100	112,753

		112,753
CHEMICALS — 2.27%
Dow Chemical Co. (The)
8.55%, 05/15/19	480	541,743
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	253,965
EI du Pont de Nemours & Co.
4.63%, 01/15/20	218	232,209
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	350	367,514
Methanex Corp.
3.25%, 12/15/19	100	100,658
Monsanto Co.
2.13%, 07/15/19	100	100,127
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	106,182
6.50%, 05/15/19	75	81,072
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	100,668
Praxair Inc.
4.50%, 08/15/19	100	105,800

		1,989,938

Security	Principal (000s)	Value
COMPUTERS — 2.49%
Apple Inc.
1.10%, 08/02/19	$125	$123,699
2.10%, 05/06/19	898	907,222
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	708	724,355
International Business Machines Corp.
1.80%, 05/17/19	200	200,818
8.38%, 11/01/19	200	231,874

		2,187,968
COSMETICS & PERSONAL CARE — 0.13%
Procter & Gamble Co. (The)
1.90%, 11/01/19[a]	115	115,840

		115,840
DIVERSIFIED FINANCIAL SERVICES — 3.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	250	256,957
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	250	251,305
2.25%, 08/15/19	713	718,476
Ameriprise Financial Inc.
5.30%, 03/15/20	150	162,883
International Lease Finance Corp.
5.88%, 04/01/19	200	212,976
6.25%, 05/15/19	250	269,135
Jefferies Group LLC
8.50%, 07/15/19	155	174,749
Mastercard Inc.
2.00%, 04/01/19	125	125,920
Nasdaq Inc.
5.55%, 01/15/20	150	162,113
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	249,245
Nomura Holdings Inc.
6.70%, 03/04/20	300	334,053
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	375	377,396
3.00%, 08/15/19 (Call 07/15/19)	100	101,624
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	108,682

		3,505,514

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
ELECTRIC — 3.18%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	$200	$201,486
CMS Energy Corp.
8.75%, 06/15/19	250	283,610
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	201,996
5.20%, 08/15/19	140	149,520
Series B
1.60%, 08/15/19	100	98,721
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	100,494
Duke Energy Corp.
5.05%, 09/15/19	300	319,581
Eversource Energy
4.50%, 11/15/19	50	53,015
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	125	126,845
5.20%, 10/01/19	100	106,615
Great Plains Energy Inc.
2.50%, 03/09/20	250	251,627
Kansas City Power & Light Co.
7.15%, 04/01/19	100	109,445
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	25,167
2.70%, 09/15/19 (Call 08/15/19)	100	101,405
Portland General Electric Co.
6.10%, 04/15/19	25	26,987
Public Service Co. of Colorado
5.13%, 06/01/19	100	106,477
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,826
Southern Co. (The)
1.85%, 07/01/19	55	54,700
2.15%, 09/01/19 (Call 08/01/19)	375	375,004

		2,792,521
ELECTRICAL COMPONENTS & EQUIPMENT — 0.18%
Emerson Electric Co.
4.88%, 10/15/19	150	160,846

		160,846

Security	Principal (000s)	Value
ELECTRONICS — 0.36%
Honeywell International Inc.
1.40%, 10/30/19	$317	$314,771

		314,771
ENVIRONMENTAL CONTROL — 0.34%
Republic Services Inc.
5.00%, 03/01/20[a]	275	296,692

		296,692
FOOD — 1.49%
General Mills Inc.
2.20%, 10/21/19	250	251,408
JM Smucker Co. (The)
2.50%, 03/15/20	100	101,156
Kellogg Co.
4.15%, 11/15/19	100	105,053
Kraft Heinz Foods Co.
5.38%, 02/10/20	225	244,156
Kroger Co. (The)
1.50%, 09/30/19	100	98,570
6.15%, 01/15/20	100	110,307
Sysco Corp.
1.90%, 04/01/19	200	200,174
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	200	201,886

		1,312,710
GAS — 0.49%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	151,308
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	275	276,606

		427,914
HAND & MACHINE TOOLS — 0.14%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	125,266

		125,266
HEALTH CARE – PRODUCTS — 2.58%
Abbott Laboratories
2.00%, 03/15/20	395	394,648
2.35%, 11/22/19	250	251,440
5.13%, 04/01/19	100	105,602

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Becton Dickinson and Co.
2.68%, 12/15/19	$250	$252,068
6.38%, 08/01/19	100	108,599
Boston Scientific Corp.
6.00%, 01/15/20	200	219,110
Life Technologies Corp.
6.00%, 03/01/20	150	164,433
Medtronic Inc.
2.50%, 03/15/20	649	660,877
Stryker Corp.
4.38%, 01/15/20	100	105,935

		2,262,712
HEALTH CARE – SERVICES — 1.08%
Anthem Inc.
2.25%, 08/15/19	300	301,137
Humana Inc.
2.63%, 10/01/19	100	101,062
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	150,818
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,697
2.70%, 04/01/19[a]	120	121,505
UnitedHealth Group Inc.
2.30%, 12/15/19	169	170,492

		945,711
HOLDING COMPANIES – DIVERSIFIED — 0.40%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	125	127,417
FS Investment Corp.
4.00%, 07/15/19	125	125,764
4.25%, 01/15/20 (Call 12/15/19)	100	101,746
		354,927
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	249,820

		249,820
HOUSEWARES — 0.09%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	76,304

		76,304
INSURANCE — 2.48%
Aflac Inc.
2.40%, 03/16/20	100	101,131

Security	Principal (000s)	Value
Allstate Corp. (The)
7.45%, 05/16/19	$150	$165,360
American Financial Group Inc./OH
9.88%, 06/15/19[a]	130	150,433
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	350	351,558
Berkshire Hathaway Inc.
2.10%, 08/14/19	225	226,926
Chubb INA Holdings Inc.
5.90%, 06/15/19	100	108,282
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	135,866
Lincoln National Corp.
8.75%, 07/01/19[a]	125	142,052
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	191,243
Protective Life Corp.
7.38%, 10/15/19	125	140,192
Prudential Financial Inc.
7.38%, 06/15/19	275	305,492
Travelers Companies Inc. (The)
5.90%, 06/02/19[a]	100	108,279
WR Berkley Corp.
7.38%, 09/15/19	50	55,342

		2,182,156
INTERNET — 1.25%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	402,168
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	243	247,824
Baidu Inc.
2.75%, 06/09/19	200	201,750
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	245	246,058

		1,097,800
IRON & STEEL — 0.27%
Vale Overseas Ltd.
5.63%, 09/15/19	220	233,532

		233,532
MACHINERY — 1.61%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	250	249,635
2.10%, 06/09/19	175	175,766

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
John Deere Capital Corp.
1.25%, 10/09/19	$100	$98,672
1.70%, 01/15/20[a]	75	74,726
2.05%, 03/10/20[a]	100	100,216
2.25%, 04/17/19	250	252,513
2.30%, 09/16/19	250	252,442
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	130	129,830
Roper Technologies Inc.
6.25%, 09/01/19	75	81,912

		1,415,712
MANUFACTURING — 1.46%
3M Co.
1.63%, 06/15/19	225	225,605
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	287	290,246
5.50%, 01/08/20	200	219,112
6.00%, 08/07/19	325	355,680
Illinois Tool Works Inc.
6.25%, 04/01/19	175	190,124

		1,280,767
MEDIA — 2.67%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	150,717
Comcast Corp.
5.15%, 03/01/20	360	392,080
5.70%, 07/01/19	90	97,358
Time Warner Cable LLC
5.00%, 02/01/20	450	479,934
8.25%, 04/01/19	275	305,522
Time Warner Inc.
2.10%, 06/01/19	110	110,230
4.88%, 03/15/20	325	348,576
Viacom Inc.
5.63%, 09/15/19	100	107,226
Walt Disney Co. (The)
1.85%, 05/30/19	350	351,442

		2,343,085
MINING — 0.37%
Newmont Mining Corp.
5.13%, 10/01/19	100	106,737
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	194	220,405

		327,142

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.18%
Xerox Corp.
5.63%, 12/15/19	$150	$160,760

		160,760
OIL & GAS — 5.22%
BP Capital Markets PLC
1.68%, 05/03/19	250	249,220
2.24%, 05/10/19	200	201,534
2.32%, 02/13/20	200	201,864
2.52%, 01/15/20	160	162,229
Cenovus Energy Inc.
5.70%, 10/15/19	250	268,303
Chevron Corp.
1.56%, 05/16/19	250	249,585
1.96%, 03/03/20 (Call 02/03/20)	375	375,791
2.19%, 11/15/19 (Call 10/15/19)	100	100,845
ConocoPhillips
6.00%, 01/15/20	200	220,916
EOG Resources Inc.
5.63%, 06/01/19	200	214,524
EQT Corp.
8.13%, 06/01/19	50	55,700
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	350	351,998
Husky Energy Inc.
7.25%, 12/15/19	150	168,896
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	113,198
Shell International Finance BV
1.38%, 05/10/19	150	148,869
1.38%, 09/12/19	100	98,998
4.30%, 09/22/19	650	687,076
4.38%, 03/25/20	210	224,036
Total Capital International SA
2.10%, 06/19/19[a]	250	251,695
Valero Energy Corp.
6.13%, 02/01/20	218	240,469

		4,585,746
PACKAGING & CONTAINERS — 0.12%
WestRock RKT Co.
3.50%, 03/01/20	100	102,821

		102,821

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.79%
Actavis Funding SCS
2.45%, 06/15/19	$100	$100,605
3.00%, 03/12/20 (Call 02/12/20)	695	708,976
Actavis Inc.
6.13%, 08/15/19	25	27,164
AstraZeneca PLC
1.95%, 09/18/19[a]	200	200,014
Express Scripts Holding Co.
2.25%, 06/15/19[a]	400	401,000
Johnson & Johnson
1.88%, 12/05/19	200	200,846
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	106,676
Merck & Co. Inc.
1.85%, 02/10/20	225	226,193
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	352	376,168
Mylan NV
2.50%, 06/07/19	250	251,165
Pfizer Inc.
2.10%, 05/15/19[a]	415	418,677
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	600	596,544
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	100	99,423
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500	495,105

		4,208,556
PIPELINES — 2.25%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,156
Enbridge Energy Partners LP
5.20%, 03/15/20	50	53,616
Energy Transfer Partners LP
9.00%, 04/15/19	100	112,233
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	50,066
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	100,960
5.25%, 01/31/20	125	134,939

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	$50	$55,619
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	450	459,090
Magellan Midstream Partners LP
6.55%, 07/15/19	124	135,412
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	75,428
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,899
5.75%, 01/15/20	175	188,890
Spectra Energy Capital LLC
5.65%, 03/01/20	100	107,531
8.00%, 10/01/19	50	56,156
Williams Partners LP
5.25%, 03/15/20	275	296,051

		1,975,046
REAL ESTATE INVESTMENT TRUSTS — 2.13%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	350	377,909
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	108	117,243
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	151,004
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)[a]	150	151,728
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	175	176,120
Realty Income Corp.
6.75%, 08/15/19	50	55,102
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	101,125
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	217,732
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	180,556
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,550
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	154,840

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Weyerhaeuser Co.
7.38%, 10/01/19	$75	$83,548

		1,867,457
RETAIL — 1.75%
AutoNation Inc.
5.50%, 02/01/20	100	107,406
Costco Wholesale Corp.
1.70%, 12/15/19	300	300,084
1.75%, 02/15/20	125	125,253
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	201,352
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	200	201,604
McDonald’s Corp.
1.88%, 05/29/19[a]	100	100,100
Target Corp.
2.30%, 06/26/19	241	243,957
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	250	253,652

		1,533,408
SEMICONDUCTORS — 0.71%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	525	525,598
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	101,364

		626,962
SOFTWARE — 2.24%
Adobe Systems Inc.
4.75%, 02/01/20	200	215,408
CA Inc.
5.38%, 12/01/19	100	107,674
Microsoft Corp.
1.10%, 08/08/19	100	99,021
1.85%, 02/12/20 (Call 01/12/20)	450	451,674
4.20%, 06/01/19	175	184,686
Oracle Corp.
2.25%, 10/08/19	600	607,662
5.00%, 07/08/19	285	305,190

		1,971,315
TELECOMMUNICATIONS — 4.32%
America Movil SAB de CV
5.00%, 10/16/19	300	320,469
5.00%, 03/30/20	400	430,620

Security	Principal (000s)	Value
AT&T Inc.
5.20%, 03/15/20	$375	$405,034
Cisco Systems Inc.
1.40%, 09/20/19	125	124,085
4.45%, 01/15/20	575	614,801
Orange SA
5.38%, 07/08/19	300	320,766
Telefonica Emisiones SAU
5.88%, 07/15/19	300	323,811
Verizon Communications Inc.
2.63%, 02/21/20	975	989,674
Vodafone Group PLC
5.45%, 06/10/19	250	267,192

		3,796,452
TOYS, GAMES & HOBBIES — 0.06%
Mattel Inc.
2.35%, 05/06/19	50	50,118

		50,118
TRANSPORTATION — 1.07%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	213,818
FedEx Corp.
2.30%, 02/01/20	150	151,574
Norfolk Southern Corp.
5.90%, 06/15/19	100	107,972
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	100,657
2.55%, 06/01/19 (Call 05/01/19)	50	50,464
2.65%, 03/02/20 (Call 02/02/20)	100	100,983
United Parcel Service Inc.
5.13%, 04/01/19	200	213,006

		938,474
TRUCKING & LEASING — 0.06%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	50	50,725

		50,725

TOTAL CORPORATE BONDS & NOTES
(Cost: $83,456,375)		83,776,980

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
INVESTMENT COMPANIES — 3.60%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[b]	$128	$3,164,534

TOTAL INVESTMENT COMPANIES (Cost: $3,047,085)		3,164,534

SHORT-TERM INVESTMENTS — 4.26%

MONEY MARKET FUNDS — 4.26%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.13%[d,e,f]	2,787	2,787,930
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.67%[d,e]	950	949,976

		3,737,906

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,737,137)		3,737,906

Value
TOTAL INVESTMENTS IN SECURITIES — 103.25%
(Cost: $90,240,597)[g]	$90,679,420
Other Assets, Less Liabilities — (3.25)%	(2,855,713)

NET ASSETS — 100.00%	$87,823,707

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $90,240,597. Net unrealized appreciation was $438,823, of which $538,167 represented gross unrealized appreciation on securities and $99,344 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—	—	128	$3,164,534	$28,843	$—
PNC Bank N.A.
2.25%, 07/02/19	$250	$—	$—	$250	251,752	2,406	—
2.40%, 10/18/19	500	—	—	500	505,135	5,126	—
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	300	—	(100)	200	216,252	4,075	993

					$4,137,673	$40,450	$993

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$83,776,980	$—	$83,776,980
Investment companies	3,164,534	—	—	3,164,534
Money market funds	3,737,906	—	—	3,737,906

Total	$6,902,440	$83,776,980	$—	$90,679,420

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.38%

ADVERTISING — 0.64%
Omnicom Group Inc.
3.63%, 05/01/22	$375	$390,919
WPP Finance 2010
3.63%, 09/07/22	150	154,392

		545,311
AEROSPACE & DEFENSE — 1.64%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	200	198,438
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)[a]	275	280,973
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	201,362
United Technologies Corp.
3.10%, 06/01/22	685	710,413

		1,391,186
AGRICULTURE — 1.18%
Altria Group Inc.
2.85%, 08/09/22	600	606,366
Philip Morris International Inc.
2.50%, 08/22/22	300	298,923
2.63%, 03/06/23	100	99,109

		1,004,398
AUTO MANUFACTURERS — 1.21%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	209,408
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	460	464,710
Toyota Motor Credit Corp.
2.63%, 01/10/23[a]	100	100,288
2.80%, 07/13/22	250	253,625

		1,028,031
BANKS — 12.71%
Bank of America Corp.
3.30%, 01/11/23	1,450	1,474,012
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	399,848
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)	200	203,218
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	375	382,099

Security	Principal (000s)	Value
Citigroup Inc.
3.38%, 03/01/23[a]	$200	$202,974
4.05%, 07/30/22	275	287,826
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	517,770
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500	514,180
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	100	100,722
3.63%, 01/22/23	800	826,128
JPMorgan Chase & Co.
3.20%, 01/25/23	900	914,877
3.25%, 09/23/22	800	819,192
Morgan Stanley
3.75%, 02/25/23	1,025	1,063,642
4.88%, 11/01/22	275	298,735
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	103,018
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	252,698
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	248,918
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	100	100,926
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	200	201,854
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	255,120
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)[a]	400	405,908
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	450	455,089
Series M
3.45%, 02/13/23[a]	750	763,012

		10,791,766
BEVERAGES — 4.34%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	754	749,039
3.30%, 02/01/23 (Call 12/01/22)	1,450	1,489,715
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	325	323,892

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Diageo Investment Corp.
2.88%, 05/11/22	$400	$408,852
Molson Coors Brewing Co.
3.50%, 05/01/22	100	103,995
PepsiCo Inc.
2.75%, 03/01/23	325	328,383
3.10%, 07/17/22 (Call 05/17/22)	275	284,023

		3,687,899
BIOTECHNOLOGY — 1.77%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	300	313,593
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	100	102,961
Biogen Inc.
3.63%, 09/15/22	300	312,612
Celgene Corp.
3.25%, 08/15/22	250	255,543
3.55%, 08/15/22	350	363,115
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	150	154,447

		1,502,271

BUILDING MATERIALS — 0.21%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	170	178,124

		178,124
CHEMICALS — 2.25%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	151,193
Celanese U.S. Holdings LLC
4.63%, 11/15/22	200	215,224
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	430	435,981
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	331,789
EI du Pont de Nemours & Co.
2.80%, 02/15/23	425	424,239
NewMarket Corp.
4.10%, 12/15/22	100	103,201
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	246,680

		1,908,307

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.34%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	$75	$79,897
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	100	102,160
Verisk Analytics Inc.
4.13%, 09/12/22	100	104,744

		286,801
COMPUTERS — 2.26%
Apple Inc.
2.70%, 05/13/22	400	407,792
2.85%, 02/23/23 (Call 12/23/22)	410	417,765
Computer Sciences Corp.
4.45%, 09/15/22	150	159,821
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	300	316,569
HP Inc.
4.05%, 09/15/22	75	78,728
International Business Machines Corp.
1.88%, 08/01/22	550	536,624

		1,917,299
COSMETICS & PERSONAL CARE — 0.26%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	219,730

		219,730
DIVERSIFIED FINANCIAL SERVICES — 3.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	150	152,387
American Express Co.
2.65%, 12/02/22	500	499,030
Capital One Bank USA N.A.
3.38%, 02/15/23	250	251,673
CME Group Inc.
3.00%, 09/15/22	250	256,817
Discover Financial Services
3.85%, 11/21/22	250	256,308
International Lease Finance Corp.
5.88%, 08/15/22	250	281,155
Invesco Finance PLC
3.13%, 11/30/22	250	254,907

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 01/20/23	$150	$162,027
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	149,451
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	254,590
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	660	671,728

		3,190,073
ELECTRIC — 3.96%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	100,691
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	200	202,734
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	127,115
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	99,101
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	100	102,164
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	225	229,295
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	203,210
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	211,372
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	325	341,942
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	110	114,407
Georgia Power Co.
2.85%, 05/15/22	100	100,809
Great Plains Energy Inc.
3.15%, 04/01/22 (Call 03/01/22)	100	101,387
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	100,638
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	200	213,510
7.00%, 09/01/22	100	121,221

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	$225	$223,409
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	256,738
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	125	122,964
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	110,631
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	75,415
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	199,740

		3,358,493
ELECTRONICS — 0.48%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	101,142
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	254,775
Jabil Circuit Inc.
4.70%, 09/15/22	50	52,435

		408,352
ENGINEERING & CONSTRUCTION — 0.48%
ABB Finance USA Inc.
2.88%, 05/08/22	400	407,064

		407,064
ENVIRONMENTAL CONTROL — 0.63%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	320	333,600
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	200	204,664

		538,264
FOOD — 1.72%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	364	367,516
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	100	106,869
Kraft Heinz Foods Co.
3.50%, 06/06/22	500	516,245
3.50%, 07/15/22 (Call 05/15/22)	200	206,246
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	266,850

		1,463,726

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.24%
Stanley Black & Decker Inc.
2.90%, 11/01/22	$200	$204,520

		204,520
HEALTH CARE – PRODUCTS — 0.86%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	103,073
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	273,534
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	350	354,088

		730,695
HEALTH CARE – SERVICES — 1.98%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	300	301,476
Anthem Inc.
3.30%, 01/15/23	450	457,254
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	160	161,723
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	200	206,658
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	150,797
2.88%, 03/15/23	400	404,652

		1,682,560
HOME BUILDERS — 0.18%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	156,957

		156,957
HOME FURNISHINGS — 0.21%
Whirlpool Corp.
3.70%, 03/01/23[a]	175	181,448

		181,448
HOUSEHOLD PRODUCTS & WARES — 0.24%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	100,560
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	100	102,472

		203,032
INSURANCE — 3.46%
American International Group Inc.
4.88%, 06/01/22	500	544,885

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	$200	$206,198
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	475	480,073
3.00%, 02/11/23	385	394,764
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	299,775
2.88%, 11/03/22 (Call 09/03/22)	125	126,652
Fidelity National Financial Inc.
5.50%, 09/01/22	50	52,834
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	375	415,305
MetLife Inc.
3.05%, 12/15/22	225	229,394
Primerica Inc.
4.75%, 07/15/22	75	80,175
Voya Financial Inc.
5.50%, 07/15/22[a]	100	111,742

		2,941,797
INTERNET — 1.13%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	420	420,554
Baidu Inc.
3.50%, 11/28/22	200	205,122
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	335	332,099

		957,775
IRON & STEEL — 0.13%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	107,242

		107,242
MACHINERY — 1.58%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	500	504,670
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	325	327,398
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	100	101,527
John Deere Capital Corp.
2.80%, 03/06/23	400	403,784
		1,337,379

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
MANUFACTURING — 2.76%
3M Co.
2.00%, 06/26/22	$250	$247,753
Eaton Corp.
2.75%, 11/02/22	550	551,622
General Electric Co.
2.70%, 10/09/22	225	228,834
3.10%, 01/09/23	825	853,941
3.15%, 09/07/22	350	363,857
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	99,734

		2,345,741
MEDIA — 4.77%
21st Century Fox America Inc.
3.00%, 09/15/22	450	456,557
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	850	903,507
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	160	215,714
Comcast Corp.
3.13%, 07/15/22[a]	500	516,610
Discovery Communications LLC
3.30%, 05/15/22	175	175,422
NBCUniversal Media LLC
2.88%, 01/15/23	750	759,187
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	100,252
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	251,026
Time Warner Inc.
3.40%, 06/15/22	220	224,679
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	250	247,258
Walt Disney Co. (The)
2.35%, 12/01/22	200	199,734

		4,049,946

METAL FABRICATE & HARDWARE — 0.41%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	350	348,838

		348,838

Security	Principal (000s)	Value
MINING — 0.59%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	$245	$252,007
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	193	195,268
Southern Copper Corp.
3.50%, 11/08/22	50	50,541

		497,816
OIL & GAS — 6.41%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	475	482,723
BP Capital Markets PLC
2.50%, 11/06/22	575	568,238
3.25%, 05/06/22	25	25,767
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	600	595,662
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	350	345,947
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	270	271,115
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	250	246,968
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	400	404,164
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	150	156,584
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	165,310
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	125	125,316
2.70%, 02/15/23 (Call 11/15/22)	300	299,022
Phillips 66
4.30%, 04/01/22	550	593,807
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	263,545
Sasol Financing International Ltd.
4.50%, 11/14/22	300	305,391
Shell International Finance BV
2.38%, 08/21/22	400	396,356
Total Capital International SA
2.70%, 01/25/23	200	200,486

		5,446,401

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.57%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	$450	$434,754
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[d]	50	49,995

		484,749
PACKAGING & CONTAINERS — 0.18%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	78,669
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	77,889

		156,558
PHARMACEUTICALS — 5.32%
AbbVie Inc.
2.90%, 11/06/22	995	999,060
3.20%, 11/06/22 (Call 09/06/22)	100	101,868
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	500	506,715
Bristol-Myers Squibb Co.
2.00%, 08/01/22	325	316,810
Cardinal Health Inc.
3.20%, 06/15/22	100	101,416
3.20%, 03/15/23	75	76,320
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	235	236,758
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	559,119
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	69,435
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	250,743
Novartis Capital Corp.
2.40%, 09/21/22	500	500,875
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	300	295,719
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	495	502,895

		4,517,733
PIPELINES — 3.31%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	201,328
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	285	291,056

Security	Principal (000s)	Value
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	$100	$102,224
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[a]	150	150,271
3.95%, 09/01/22 (Call 06/01/22)	350	361,945
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)	160	165,744
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	136,220
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	130	126,216
3.65%, 06/01/22 (Call 03/01/22)	300	305,598
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	150	160,022
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	125	124,386
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	150	150,285
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	125	124,164
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	102,624
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	310	311,380

		2,813,463
REAL ESTATE — 0.31%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	261,328

		261,328
REAL ESTATE INVESTMENT TRUSTS — 4.46%
American Tower Corp.
3.50%, 01/31/23	345	351,203
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)[a]	150	148,551
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	385	401,721
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	150	153,870
Crown Castle International Corp.
5.25%, 01/15/23	650	718,757

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	$100	$105,122
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	100	102,498
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	104,319
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	103,305
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	100	100,196
4.00%, 12/01/22 (Call 10/01/22)	150	155,842
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	106,549
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	80,066
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	77,605
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	101,722
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	210,188
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	285	283,601
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	222,598
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	50,734
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	205,934

		3,784,381
RETAIL — 3.71%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)[a]	300	311,979
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	335	334,896
3.50%, 07/20/22 (Call 05/20/22)	560	581,330
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	425	431,991
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[a]	175	167,869
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	250	259,188

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$225	$211,160
QVC Inc.
4.38%, 03/15/23	320	322,374
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	150	151,271
Walgreen Co.
3.10%, 09/15/22	370	375,646

		3,147,704
SAVINGS & LOANS — 0.12%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	102,281

		102,281
SEMICONDUCTORS — 1.81%
Intel Corp.
2.70%, 12/15/22	675	686,212
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	100,822
QUALCOMM Inc.
3.00%, 05/20/22	500	510,310
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	250	243,547

		1,540,891
SOFTWARE — 2.37%
Dun & Bradstreet Corp. (The)
4.63%, 12/01/22 (Call 09/01/22)[a]	50	51,023
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	206,412
Microsoft Corp.
2.13%, 11/15/22[a]	250	247,560
2.65%, 11/03/22 (Call 09/03/22)	275	279,177
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	400	402,268
2.50%, 10/15/22	820	821,845

		2,008,285
TELECOMMUNICATIONS — 5.12%
America Movil SAB de CV
3.13%, 07/16/22	400	405,864
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	900	882,018
3.00%, 06/30/22 (Call 04/30/22)	685	684,890
3.60%, 02/17/23 (Call 12/17/22)	250	254,530

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
Cisco Systems Inc.
2.60%, 02/28/23[a]	$275	$276,477
Motorola Solutions Inc.
3.50%, 03/01/23	70	70,035
3.75%, 05/15/22	300	306,444
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	75,071
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	173,631
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	500	488,455
Vodafone Group PLC
2.50%, 09/26/22	100	98,557
2.95%, 02/19/23	635	632,073

		4,348,045
TEXTILES — 0.12%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	102,851

		102,851
TRANSPORTATION — 2.19%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	345	352,445
3.05%, 09/01/22 (Call 06/01/22)	150	154,513
FedEx Corp.
2.63%, 08/01/22	250	251,243
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	200,826
3.00%, 04/01/22 (Call 01/01/22)	250	255,057
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	122,363
4.16%, 07/15/22 (Call 04/15/22)	100	108,353
United Parcel Service Inc.
2.45%, 10/01/22	410	413,518

		1,858,318

TOTAL CORPORATE BONDS & NOTES
(Cost: $79,094,333)		80,145,829

INVESTMENT COMPANIES — 3.71%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[a,b]	129	3,151,831

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,151,831

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.75%

MONEY MARKET FUNDS — 6.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	4,802	$4,804,323
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	926	926,003

		5,730,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,729,001)		5,730,326

TOTAL INVESTMENTS IN SECURITIES — 104.84%
(Cost: $87,797,587)[h]		89,027,986
Other Assets, Less Liabilities — (4.84)%		(4,113,355)

NET ASSETS — 100.00%		$84,914,631

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $87,797,587. Net unrealized appreciation was $1,230,399, of which $1,319,886 represented gross unrealized appreciation on securities and $89,487 represented gross unrealized depreciation on securities.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—	—	129	$3,151,831	$42,018	$—
PNC Bank N.A.
2.70%, 11/01/22	$250	$—	$—	$250	248,918	3,513	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	100,926	1,821	—

					$3,501,675	$47,352	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$80,145,829	$—	$80,145,829
Investment companies	3,151,831	—	—	3,151,831
Money market funds	5,730,326	—	—	5,730,326

Total	$8,882,157	$80,145,829	$—	$89,027,986

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

ASSETS
Investments, at cost:
Unaffiliated	$84,725,386	$83,868,786	$45,050,369
Affiliated (Note 2)	10,187,157	3,481,826	4,204,429

Total cost of investments	$94,912,543	$87,350,612	$49,254,798

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$84,690,075	$83,969,820	$45,636,817
Affiliated (Note 2)	10,188,496	3,482,443	4,205,079

Total fair value of investments	94,878,571	87,452,263	49,841,896
Cash	575	—	—
Receivables:
Investment securities sold	—	—	197,330
Dividends and interest	582,365	697,995	366,455

Total Assets	95,461,511	88,150,258	50,405,681

LIABILITIES
Payables:
Investment securities purchased	760,646	255,837	254,813
Collateral for securities on loan (Note 1)	4,779,995	2,868,760	3,794,107
Investment advisory fees (Note 2)	7,012	6,925	3,760

Total Liabilities	5,547,653	3,131,522	4,052,680

NET ASSETS	$89,913,858	$85,018,736	$46,353,001

Net assets consist of:
Paid-in capital	$90,294,366	$85,745,539	$46,575,352
Undistributed net investment income	79,426	133,395	105,814
Accumulated net realized loss	(425,962)	(961,849)	(915,263)
Net unrealized appreciation (depreciation)	(33,972)	101,651	587,098

NET ASSETS	$89,913,858	$85,018,736	$46,353,001

Shares outstanding[b]	3,650,000	3,450,000	1,900,000

Net asset value per share	$24.63	$24.64	$24.40

[a]	Securities on loan with values of $4,634,375, $2,782,814 and $3,684,291, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2017

	iShares iBonds Mar 2018 Term Corporate ETF	iShares iBonds Mar 2020 Term Corporate ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$87,550,816	$82,488,390	$78,750,869
Affiliated (Note 2)	20,824,057	7,752,207	9,046,718

Total cost of investments	$108,374,873	$90,240,597	$87,797,587

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$87,603,532	$82,803,841	$79,795,985
Affiliated (Note 2)	20,870,963	7,875,579	9,232,001

Total fair value of investments	108,474,495	90,679,420	89,027,986
Cash	4,489	—	—
Receivables:
Investment securities sold	1,241	—	—
Dividends and interest	662,545	715,568	695,466
Capital shares sold	211,388	—	—

Total Assets	109,354,158	91,394,988	89,723,452

LIABILITIES
Payables:
Investment securities purchased	2,450,162	778,057	—
Collateral for securities on loan (Note 1)	4,243,309	2,786,415	4,802,195
Capital shares redeemed	164,874	—	—
Investment advisory fees (Note 2)	7,480	6,809	6,626

Total Liabilities	6,865,825	3,571,281	4,808,821

NET ASSETS	$102,488,333	$87,823,707	$84,914,631

Net assets consist of:
Paid-in capital	$102,394,416	$87,375,842	$84,043,943
Undistributed net investment income	129,966	155,716	204,836
Accumulated net realized loss	(135,671)	(146,674)	(564,547)
Net unrealized appreciation	99,622	438,823	1,230,399

NET ASSETS	$102,488,333	$87,823,707	$84,914,631

Shares outstanding[b]	4,000,000	3,350,000	3,200,000

Net asset value per share	$25.62	$26.22	$26.54

a Securities on loan with values of $4,113,621, $2,702,962 and $4,653,687, respectively. See Note 1.

b No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$8,221	$2,651	$1,409
Interest — unaffiliated	640,654	839,479	622,181
Securities lending income — affiliated — net (Note 2)	9,528	5,936	4,631

Total investment income	658,403	848,066	628,221

EXPENSES
Investment advisory fees (Note 2)	49,480	42,432	21,900

Total expenses	49,480	42,432	21,900
Less investment advisory fees waived (Note 2)	(1,610)	(508)	(255)

Net expenses	47,870	41,924	21,645

Net investment income	610,533	806,142	606,576

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	33,110	20,549	(8,958)
Investments — affiliated (Note 2)	1,118	961	427
In-kind redemptions — unaffiliated	135,823	18,121	—
Realized gain distributions from affiliated funds	210	123	41

Net realized gain (loss)	170,261	39,754	(8,490)

Net change in unrealized appreciation/depreciation	(388,229)	(613,821)	(624,022)

Net realized and unrealized loss	(217,968)	(574,067)	(632,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$392,565	$232,075	$(25,936)

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares iBonds Mar 2018 Term Corporate ETF	iShares iBonds Mar 2020 Term Corporate ETF	iShares iBonds Mar 2023 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$53,089	$32,078	$44,269
Interest — unaffiliated	746,315	940,478	1,190,357
Interest — affiliated (Note 2)	4,288	11,607	5,334
Securities lending income — affiliated — net (Note 2)	10,001	7,045	9,317

Total investment income	813,693	991,208	1,249,277

EXPENSES
Investment advisory fees (Note 2)	51,544	43,954	40,605

Total expenses	51,544	43,954	40,605
Less investment advisory fees waived (Note 2)	(5,718)	(2,159)	(1,962)

Net expenses	45,826	41,795	38,643

Net investment income	767,867	949,413	1,210,634

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	29,650	39,464	1,511
Investments — affiliated (Note 2)	1,315	1,679	795
In-kind redemptions — unaffiliated	7,802	68,276	29,153
In-kind redemptions — affiliated (Note 2)	5,694	—	—
Realized gain distributions from affiliated funds	491	84	65

Net realized gain	44,952	109,503	31,524

Net change in unrealized appreciation/depreciation	(186,223)	(697,242)	(1,101,260)

Net realized and unrealized loss	(141,271)	(587,739)	(1,069,736)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$626,596	$361,674	$140,898

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF		iShares iBonds Mar 2020 Term Corporate ex-Financials ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$610,533	$2,361,754	$806,142	$1,327,428
Net realized gain (loss)	170,261	(415,554)	39,754	(337,455)
Net change in unrealized appreciation/depreciation	(388,229)	445,297	(613,821)	894,457

Net increase in net assets resulting from operations	392,565	2,391,497	232,075	1,884,430

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(712,500)	(2,359,011)	(780,865)	(1,322,000)

Total distributions to shareholders	(712,500)	(2,359,011)	(780,865)	(1,322,000)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,698,467	14,804,035	6,133,903	26,057,265
Cost of shares redeemed	(101,083,665)	—	(6,136,769)	—

Net increase (decrease) in net assets from capital share transactions	(97,385,198)	14,804,035	(2,866)	26,057,265

INCREASE (DECREASE) IN NET ASSETS	(97,705,133)	14,836,521	(551,656)	26,619,695

NET ASSETS
Beginning of period	187,618,991	172,782,470	85,570,392	58,950,697

End of period	$89,913,858	$187,618,991	$85,018,736	$85,570,392

Undistributed net investment income included in net assets at end of period	$79,426	$181,393	$133,395	$108,118

SHARES ISSUED AND REDEEMED
Shares sold	150,000	600,000	250,000	1,050,000
Shares redeemed	(4,100,000)	—	(250,000)	—

Net increase (decrease) in shares outstanding	(3,950,000)	600,000	—	1,050,000

[a]	Share transactions reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2018 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$606,576	$1,088,291	$767,867	$1,520,503
Net realized gain (loss)	(8,490)	(288,008)	44,952	(128,058)
Net change in unrealized appreciation/depreciation	(624,022)	1,559,377	(186,223)	293,028

Net increase (decrease) in net assets resulting from operations	(25,936)	2,359,660	626,596	1,685,473

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(589,085)	(1,096,339)	(756,893)	(1,504,136)

Total distributions to shareholders	(589,085)	(1,096,339)	(756,893)	(1,504,136)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,810,714	2,482,704	5,123,106	5,088,479
Cost of shares redeemed	—	—	(5,124,178)	—

Net increase (decrease) in net assets from capital share transactions	4,810,714	2,482,704	(1,072)	5,088,479

INCREASE (DECREASE) IN NET ASSETS	4,195,693	3,746,025	(131,369)	5,269,816

NET ASSETS
Beginning of period	42,157,308	38,411,283	102,619,702	97,349,886

End of period	$46,353,001	$42,157,308	$102,488,333	$102,619,702

Undistributed net investment income included in net assets at end of period	$105,814	$88,323	$129,966	$118,992

SHARES ISSUED
Shares sold	200,000	100,000	200,000	200,000
Shares redeemed	—	—	(200,000)	—

Net increase in shares outstanding	200,000	100,000	—	200,000

[a]	Share transactions reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2020 Term Corporate ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$949,413	$1,938,602	$1,210,634	$2,126,267
Net realized gain (loss)	109,503	(256,177)	31,524	(448,863)
Net change in unrealized appreciation/depreciation	(697,242)	1,250,529	(1,101,260)	3,095,832

Net increase in net assets resulting from operations	361,674	2,932,954	140,898	4,773,236

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(930,714)	(1,924,962)	(1,172,063)	(2,103,593)

Total distributions to shareholders	(930,714)	(1,924,962)	(1,172,063)	(2,103,593)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,612,258	17,044,819	5,211,491	17,184,801
Cost of shares redeemed	(10,438,903)	—	(1,306,592)	—

Net increase (decrease) in net assets from capital share transactions	(7,826,645)	17,044,819	3,904,899	17,184,801

INCREASE (DECREASE) IN NET ASSETS	(8,395,685)	18,052,811	2,873,734	19,854,444

NET ASSETS
Beginning of period	96,219,392	78,166,581	82,040,897	62,186,453

End of period	$87,823,707	$96,219,392	$84,914,631	$82,040,897

Undistributed net investment income included in net assets at end of period	$155,716	$137,017	$204,836	$166,265

SHARES ISSUED AND REDEEMED
Shares sold	100,000	650,000	200,000	650,000
Shares redeemed	(400,000)	—	(50,000)	—

Net increase (decrease) in shares outstanding	(300,000)	650,000	150,000	650,000

[a]	Share transactions reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2018 Term Corporate ex-Financials ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[a]	Year ended Oct. 31, 2015[a]	Year ended Oct. 31, 2014[a]	Period from Apr. 17, 2013[b] to Oct. 31, 2013[a]
Net asset value, beginning of period	$24.69	$24.68	$24.68	$24.55	$24.88

Income from investment operations:
Net investment income[c]	0.15	0.32	0.34	0.34	0.17
Net realized and unrealized gain (loss)[d]	(0.04)	0.01	(0.00)[e]	0.13	(0.37)

Total from investment operations	0.11	0.33	0.34	0.47	(0.20)

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.34)	(0.34)	(0.13)

Total distributions	(0.17)	(0.32)	(0.34)	(0.34)	(0.13)

Net asset value, end of period	$24.63	$24.69	$24.68	$24.68	$24.55

Total return	0.45%[f]	1.34%	1.39%	1.97%	(0.81)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,914	$187,619	$172,782	$162,920	$171,817
Ratio of expenses to average net assets[g]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[g]	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[g]	1.23%	1.31%	1.37%	1.39%	1.25%
Portfolio turnover rate[h]	2%[f]	4%	6%	15%	2%[f]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[a]	Year ended Oct. 31, 2015[a]	Year ended Oct. 31, 2014[a]	Period from Apr. 17, 2013[b] to Oct. 31, 2013[a]
Net asset value, beginning of period	$24.80	$24.56	$24.55	$24.12	$24.88

Income from investment operations:
Net investment income[c]	0.23	0.50	0.53	0.52	0.25
Net realized and unrealized gain (loss)[d]	(0.17)	0.25	0.02	0.42	(0.81)

Total from investment operations	0.06	0.75	0.55	0.94	(0.56)

Less distributions from:
Net investment income	(0.22)	(0.51)	(0.54)	(0.51)	(0.20)

Total distributions	(0.22)	(0.51)	(0.54)	(0.51)	(0.20)

Net asset value, end of period	$24.64	$24.80	$24.56	$24.55	$24.12

Total return	0.27%[e]	3.09%	2.23%	3.96%	(2.24)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,019	$85,570	$58,951	$54,015	$57,884
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[f]	1.90%	2.04%	2.17%	2.13%	1.89%
Portfolio turnover rate[g]	5%[e]	8%	35%	43%	2%[e]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[a]	Year ended Oct. 31, 2015[a]	Year ended Oct. 31, 2014[a]	Period from Apr. 17, 2013[b] to Oct. 31, 2013[a]
Net asset value, beginning of period	$24.80	$24.01	$24.02	$23.33	$24.88

Income from investment operations:
Net investment income[c]	0.33	0.68	0.69	0.68	0.34
Net realized and unrealized gain (loss)[d]	(0.40)	0.79	(0.01)	0.68	(1.63)

Total from investment operations	(0.07)	1.47	0.68	1.36	(1.29)

Less distributions from:
Net investment income	(0.33)	(0.68)	(0.69)	(0.67)	(0.26)

Total distributions	(0.33)	(0.68)	(0.69)	(0.67)	(0.26)

Net asset value, end of period	$24.40	$24.80	$24.01	$24.02	$23.33

Total return	(0.32)%[e]	6.24%	2.86%	5.93%	(5.14)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,353	$42,157	$38,411	$52,843	$41,998
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[f]	2.77%	2.77%	2.86%	2.86%	2.73%
Portfolio turnover rate[g]	2%[e]	12%	17%	8%	1%[e]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2018 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[a]	Year ended Oct. 31, 2015[a]	Year ended Oct. 31, 2014[a]	Period from Jul. 9, 2013[b] to Oct. 31, 2013[a]
Net asset value, beginning of period	$25.65	$25.62	$25.67	$25.58	$24.99

Income from investment operations:
Net investment income[c]	0.19	0.39	0.40	0.43	0.15
Net realized and unrealized gain (loss)[d]	(0.03)	0.02	(0.05)	0.11	0.55

Total from investment operations	0.16	0.41	0.35	0.54	0.70

Less distributions from:
Net investment income	(0.19)	(0.38)	(0.40)	(0.45)	(0.11)

Total distributions	(0.19)	(0.38)	(0.40)	(0.45)	(0.11)

Net asset value, end of period	$25.62	$25.65	$25.62	$25.67	$25.58

Total return	0.61%[e]	1.64%	1.37%	2.11%	2.80%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$102,488	$102,620	$97,350	$71,865	$15,346
Ratio of expenses to average net assets[f]	0.09%	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	1.49%	1.50%	1.56%	1.67%	1.85%
Portfolio turnover rate[g]	1%[e]	3%	5%	3%	3%[e]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2020 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[a]	Year ended Oct. 31, 2015[a]	Year ended Oct. 31, 2014[a]	Period from Jul. 9, 2013[b] to Oct. 31, 2013[a]
Net asset value, beginning of period	$26.36	$26.06	$26.08	$25.65	$24.99

Income from investment operations:
Net investment income[c]	0.28	0.58	0.61	0.70	0.21
Net realized and unrealized gain (loss)[d]	(0.15)	0.30	(0.01)	0.41	0.62

Total from investment operations	0.13	0.88	0.60	1.11	0.83

Less distributions from:
Net investment income	(0.27)	(0.58)	(0.62)	(0.68)	(0.17)

Total distributions	(0.27)	(0.58)	(0.62)	(0.68)	(0.17)

Net asset value, end of period	$26.22	$26.36	$26.06	$26.08	$25.65

Total return	0.48%[e]	3.46%	2.30%	4.36%	3.36%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,824	$96,219	$78,167	$26,076	$10,262
Ratio of expenses to average net assets[f]	0.10%	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.16%	2.23%	2.33%	2.70%	2.68%
Portfolio turnover rate[g]	4%[e]	9%	3%	9%	6%[e]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2023 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016[a]	Year ended Oct. 31, 2015[a]	Year ended Oct. 31, 2014[a]	Period from Jul. 9, 2013[b] to Oct. 31, 2013[a]
Net asset value, beginning of period	$26.90	$25.91	$26.18	$25.36	$24.99

Income from investment operations:
Net investment income[c]	0.39	0.79	0.81	0.87	0.25
Net realized and unrealized gain (loss)[d]	(0.37)	0.99	(0.27)	0.80	0.32

Total from investment operations	0.02	1.78	0.54	1.67	0.57

Less distributions from:
Net investment income	(0.38)	(0.79)	(0.81)	(0.85)	(0.20)

Total distributions	(0.38)	(0.79)	(0.81)	(0.85)	(0.20)

Net asset value, end of period	$26.54	$26.90	$25.91	$26.18	$25.36

Total return	0.05%[e]	6.99%	2.07%	6.68%	2.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$84,915	$82,041	$62,186	$26,178	$10,144
Ratio of expenses to average net assets[f]	0.10%	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.98%	3.01%	3.11%	3.36%	3.20%
Portfolio turnover rate[g]	2%[e]	6%	6%	3%	2%[e]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2018 Term Corporate ex-Financials	Non-diversified
iBonds Mar 2020 Term Corporate ex-Financials	Non-diversified
iBonds Mar 2023 Term Corporate ex-Financials	Non-diversified
iBonds Mar 2018 Term Corporate	Diversified
iBonds Mar 2020 Term Corporate	Diversified
iBonds Mar 2023 Term Corporate	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2018 Term Corporate ex-Financials
BNP Paribas Prime Brokerage International Ltd.	$1,744,608	$1,744,608	$—
Credit Suisse Securities (USA) LLC	730,054	730,054	—
Deutsche Bank Securities Inc.	50,012	50,012	—
Merrill Lynch, Pierce, Fenner & Smith	5,990	5,990	—
Morgan Stanley & Co. LLC	657,351	657,351	—
SG Americas Securities LLC	374,925	374,925	—
Wells Fargo Securities LLC	1,071,435	1,071,435	—

	$4,634,375	$4,634,375	$—

iBonds Mar 2020 Term Corporate ex-Financials
Barclays Capital Inc.	$207,571	$207,571	$—
BNP Paribas New York Branch	62,549	62,549	—
Deutsche Bank Securities Inc.	78,575	78,575	—
HSBC Securities (USA) Inc.	196,062	196,062	—
JPMorgan Securities LLC	572,616	572,616	—
Merrill Lynch, Pierce, Fenner & Smith	168,002	168,002	—
Morgan Stanley & Co. LLC	887,286	887,286	—
RBC Capital Markets LLC	549,567	549,567	—
Wells Fargo Securities LLC	60,586	60,586	—

	$2,782,814	$2,782,814	$—

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2023 Term Corporate ex-Financials
Barclays Capital Inc.	$404,700	$404,700	$—
BNP Paribas Prime Brokerage International Ltd.	793,007	793,007	—
JPMorgan Securities LLC	761,322	761,322	—
Merrill Lynch, Pierce, Fenner & Smith	19,820	19,820	—
Morgan Stanley & Co. LLC	464,043	464,043	—
RBC Capital Markets LLC	68,197	68,197	—
SG Americas Securities LLC	1,037,434	1,037,434	—
Wells Fargo Securities LLC	135,768	135,768	—

	$3,684,291	$3,684,291	$—

iBonds Mar 2018 Term Corporate
Barclays Capital Inc.	$110,042	$110,042	$—
BNP Paribas Prime Brokerage International Ltd.	808,603	808,603	—
Credit Suisse Securities (USA) LLC	586,506	586,506	—
Deutsche Bank Securities Inc.	17,283	17,283	—
JPMorgan Securities LLC	446,270	446,270	—
Merrill Lynch, Pierce, Fenner & Smith	473,373	473,373	—
Morgan Stanley & Co. LLC	1,571,499	1,571,499	—
SG Americas Securities LLC	100,045	100,045	—

	$4,113,621	$4,113,621	$—

iBonds Mar 2020 Term Corporate
Barclays Capital Inc.	$101,254	$101,254	$—
BNP Paribas New York Branch	418,677	418,677	—
BNP Paribas Prime Brokerage International Ltd.	60,256	60,256	—
Credit Suisse Securities (USA) LLC	155,339	155,339	—
Deutsche Bank Securities Inc.	296,692	296,692	—
Goldman Sachs & Co.	270,662	270,662	—
Jefferies LLC	250,928	250,928	—
JPMorgan Securities LLC	206,458	206,458	—
Merrill Lynch, Pierce, Fenner & Smith	493,249	493,249	—
Morgan Stanley & Co. LLC	150,237	150,237	—
Nomura Securities International Inc.	199,110	199,110	—
SG Americas Securities LLC	100,100	100,100	—

	$2,702,962	$2,702,962	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2023 Term Corporate
Barclays Capital Inc.	$398,242	$398,242	$—
BNP Paribas New York Branch	203,470	203,470	—
BNP Paribas Prime Brokerage Inc.	111,742	111,742	—
BNP Paribas Prime Brokerage International Ltd.	226,061	226,061	—
Credit Suisse Securities (USA) LLC	24	24	—
Deutsche Bank Securities Inc.	31,198	31,198	—
HSBC Securities (USA) Inc.	323,892	323,892	—
Jefferies LLC	425,303	425,303	—
JPMorgan Securities LLC	1,863,264	1,863,264	—
Merrill Lynch, Pierce, Fenner & Smith	47,963	47,963	—
Morgan Stanley & Co. LLC	528,014	528,014	—
SG Americas Securities LLC	494,514	494,514	—

	$4,653,687	$4,653,687	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, each of the Funds may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBonds Mar 2018 Term Corporate ex-Financials	$3,234
iBonds Mar 2020 Term Corporate ex-Financials	1,979
iBonds Mar 2023 Term Corporate ex-Financials	1,564
iBonds Mar 2018 Term Corporate	3,387
iBonds Mar 2020 Term Corporate	2,282
iBonds Mar 2023 Term Corporate	2,937

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, the purchase and sales transactions executed by the iShares iBonds Mar 2023 Term Corporate ETF pursuant to Rule 17a-7 under the 1940 Act were $104,405 and $  —, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2018 Term Corporate ex-Financials	$1,485,542	$6,628,588
iBonds Mar 2020 Term Corporate ex-Financials	5,482,925	4,522,635
iBonds Mar 2023 Term Corporate ex-Financials	1,203,013	966,649
iBonds Mar 2018 Term Corporate	760,623	9,139,291
iBonds Mar 2020 Term Corporate	4,310,758	3,204,610
iBonds Mar 2023 Term Corporate	1,415,228	1,236,909

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2018 Term Corporate ex-Financials	$—	$95,870,118
iBonds Mar 2020 Term Corporate ex-Financials	6,077,948	5,743,241
iBonds Mar 2023 Term Corporate ex-Financials	4,734,598	—
iBonds Mar 2018 Term Corporate	3,592,543	4,742,603
iBonds Mar 2020 Term Corporate	2,590,605	10,230,328
iBonds Mar 2023 Term Corporate	5,076,983	1,255,533

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Board authorized a four-for-one stock split for each of the Funds, effective after the close of trading on July 22, 2016. The impact of the stock split was to increase the number of shares outstanding by a factor of four, while decreasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains follows:

iShares ETF	Non- Expiring
iBonds Mar 2018 Term Corporate ex-Financials	$595,503
iBonds Mar 2020 Term Corporate ex-Financials	954,278
iBonds Mar 2023 Term Corporate ex-Financials	902,754
iBonds Mar 2018 Term Corporate	180,623
iBonds Mar 2020 Term Corporate	256,177
iBonds Mar 2023 Term Corporate	596,071

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2018 Term Corporate ex-Financials	$0.167442	$—	$0.002736	$0.170178	98%	—%	2%	100%
iBonds Mar 2020 Term Corporate ex-Financials	0.224632	—	—	0.224632	100	—	—	100
iBonds Mar 2023 Term Corporate ex-Financials	0.325720	—	—	0.325720	100	—	—	100
iBonds Mar 2018 Term Corporate	0.186914	—	—	0.186914	100	—	—	100
iBonds Mar 2020 Term Corporate	0.273322	—	—	0.273322	100	—	—	100
iBonds Mar 2023 Term Corporate	0.377231	—	—	0.377231	100	—	—	100

SUPPLEMENTAL INFORMATION	83

Notes:

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1007-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2017 Term Corporate ETF I IBDJ I NYSE Arca
➢	iShares iBonds Dec 2018 Term Corporate ETF | IBDH | NYSE Arca
➢	iShares iBonds Dec 2019 Term Corporate ETF I IBDK I NYSE Arca
➢	iShares iBonds Dec 2020 Term Corporate ETF I IBDL I NYSE Arca
➢	iShares iBonds Dec 2021 Term Corporate ETF I IBDM I NYSE Arca
➢	iShares iBonds Dec 2022 Term Corporate ETF I IBDN I NYSE Arca
➢	iShares iBonds Dec 2023 Term Corporate ETF I IBDO I NYSE Arca
➢	iShares iBonds Dec 2024 Term Corporate ETF I IBDP I NYSE Arca
➢	iShares iBonds Dec 2025 Term Corporate ETF I IBDQ I NYSE Arca
➢	iShares iBonds Dec 2026 Term Corporate ETF I IBDR I NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2017 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2017, as represented by the Bloomberg Barclays December 2017 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.51%, net of fees, while the total return for the Index was 0.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.23%	0.95%	1.38%	1.23%	0.95%	1.38%
Since Inception	1.33%	1.35%	1.50%	2.88%	2.91%	3.24%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.10	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	39.36%
Consumer Non-Cyclical	15.49
Energy	8.48
Industrial	8.45
Consumer Cyclical	7.90
Communications	7.20
Technology	6.29
Utilities	5.18
Basic Materials	1.65

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.24%
Aa	15.64
A	49.01
Baa	33.18
Ba	0.78
Not Rated	0.15

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2018 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2018, as represented by the Bloomberg Barclays December 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.55%, net of fees, while the total return for the Index was 0.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.45%	1.29%	1.64%	1.45%	1.29%	1.64%
Since Inception	1.61%	1.67%	1.78%	4.79%	4.98%	5.29%

The inception date of the Fund was 5/28/14. The first day of secondary market trading was 5/29/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	44.43%
Consumer Non-Cyclical	14.41
Energy	8.71
Consumer Cyclical	8.06
Industrial	6.54
Communications	6.44
Technology	5.46
Utilities	4.94
Basic Materials	1.01

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.23%
Aa	18.42
A	39.32
Baa	38.30
Ba	1.24
Not Rated	0.49

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2019 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2019, as represented by the Bloomberg Barclays December 2019 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.45%, net of fees, while the total return for the Index was 0.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.69%	1.28%	1.89%	1.69%	1.28%	1.89%
Since Inception	2.24%	2.28%	2.41%	4.85%	4.95%	5.23%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	42.01%
Consumer Non-Cyclical	15.21
Communications	8.31
Energy	8.24
Consumer Cyclical	6.62
Industrial	6.30
Technology	5.15
Utilities	4.81
Basic Materials	3.35

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.63%
Aa	17.87
A	38.92
Baa	38.21
Ba	2.39
Not Rated	0.98

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Bloomberg Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.47%, net of fees, while the total return for the Index was 0.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.03%	1.66%	2.25%	2.03%	1.66%	2.25%
Since Inception	2.92%	2.99%	3.10%	7.19%	7.37%	7.63%

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	41.20%
Consumer Non-Cyclical	16.38
Communications	8.24
Energy	8.05
Technology	6.84
Industrial	6.70
Consumer Cyclical	6.59
Utilities	4.17
Basic Materials	1.83

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.90%
Aa	10.94
A	41.31
Baa	43.37
Ba	1.65
Not Rated	0.83

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Bloomberg Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.17%, net of fees, while the total return for the Index was 0.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.18%	1.76%	2.37%	2.18%	1.76%	2.37%
Since Inception	2.68%	2.78%	2.89%	5.83%	6.05%	6.28%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	38.73%
Consumer Non-Cyclical	15.54
Communications	8.56
Technology	7.83
Energy	7.79
Consumer Cyclical	7.54
Industrial	7.13
Utilities	4.14
Basic Materials	2.74

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.61%
Aa	11.60
A	38.73
Baa	44.95
Ba	2.42
Not Rated	0.69

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.17%, net of fees, while the total return for the Index was 0.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.74%	2.52%	3.01%	2.74%	2.52%	3.01%
Since Inception	3.28%	3.40%	3.44%	7.16%	7.42%	7.50%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	29.74%
Consumer Non-Cyclical	18.06
Communications	10.38
Energy	9.55
Industrial	8.86
Technology	8.34
Consumer Cyclical	6.44
Utilities	4.35
Basic Materials	4.28

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.60%
Aa	8.29
A	35.92
Baa	49.72
Ba	3.87
Not Rated	0.60

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.25%, net of fees, while the total return for the Index was 0.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.05%	2.58%	3.36%	3.05%	2.58%	3.36%
Since Inception	3.45%	3.58%	3.46%	7.52%	7.82%	7.54%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.50	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	28.81%
Consumer Non-Cyclical	18.89
Energy	11.72
Communications	9.04
Consumer Cyclical	8.51
Technology	8.23
Industrial	6.50
Utilities	4.76
Basic Materials	3.22
Diversified	0.32

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.52%
Aa	9.57
A	32.14
Baa	52.67
Ba	2.53
Not Rated	0.57

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.02%, net of fees, while the total return for the Index was 0.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.03%	2.68%	3.35%	3.03%	2.68%	3.35%
Since Inception	3.28%	3.43%	3.55%	7.14%	7.48%	7.75%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total investments [1]

Financial	34.94%
Consumer Non-Cyclical	13.12
Energy	12.05
Communications	9.94
Technology	7.62
Industrial	7.09
Consumer Cyclical	6.57
Utilities	4.86
Basic Materials	3.81

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.56%
Aa	6.83
A	35.03
Baa	51.79
Ba	3.18
Not Rated	1.61

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.16%, net of fees, while the total return for the Index was -0.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.62%	2.40%	2.92%	2.62%	2.40%	2.92%
Since Inception	3.26%	3.39%	3.43%	7.10%	7.40%	7.48%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.40	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	35.52%
Consumer Non-Cyclical	20.47
Energy	9.88
Technology	8.88
Communications	7.49
Consumer Cyclical	6.38
Industrial	5.18
Utilities	4.21
Basic Materials	1.99

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.32%
Aa	5.72
A	32.59
Baa	53.91
Ba	4.60
Not Rated	0.86

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg Barclays December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.63%, net of fees, while the total return for the Index was -0.59%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.31)%	(0.07)%	(0.13)%

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.70	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Financial	40.22%
Consumer Non-Cyclical	17.09
Energy	8.14
Technology	7.27
Industrial	6.78
Communications	6.66
Consumer Cyclical	6.64
Utilities	5.38
Basic Materials	1.82

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.16%
Aa	6.88
A	34.52
Baa	52.09
Ba	3.25
Not Rated	1.10

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 71.65%

AEROSPACE & DEFENSE — 0.81%
General Dynamics Corp.
1.00%, 11/15/17	$409	$408,448
United Technologies Corp.
1.80%, 06/01/17	775	775,395

		1,183,843
AGRICULTURE — 1.00%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	262	262,477
Philip Morris International Inc.
1.13%, 08/21/17	427	426,812
1.25%, 08/11/17	110	109,957
1.25%, 11/09/17	380	379,867
Reynolds American Inc.
2.30%, 08/21/17	275	275,602

		1,454,715
AUTO MANUFACTURERS — 3.88%
American Honda Finance Corp.
0.95%, 05/05/17	314	313,997
1.20%, 07/14/17	9	9,000
1.55%, 12/11/17[a]	676	677,447
Ford Motor Credit Co. LLC
1.68%, 09/08/17	450	449,978
1.72%, 12/06/17	650	649,639
3.00%, 06/12/17	400	400,695
6.63%, 08/15/17	550	557,930
General Motors Financial Co. Inc.
2.63%, 07/10/17	100	100,217
3.00%, 09/25/17	419	421,358
4.75%, 08/15/17	550	554,588
PACCAR Financial Corp.
1.40%, 11/17/17	200	200,108
Toyota Motor Credit Corp.
1.13%, 05/16/17	300	300,007
1.25%, 10/05/17	700	700,092
1.75%, 05/22/17	300	300,114

		5,635,170
BANKS — 22.47%
American Express Bank FSB
6.00%, 09/13/17	500	508,277

Security	Principal (000s)	Value
American Express Centurion Bank
6.00%, 09/13/17	$250	$254,138
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	450	450,070
1.88%, 10/06/17	250	250,594
Bank of America Corp.
1.70%, 08/25/17	750	750,731
5.75%, 12/01/17	800	819,208
6.00%, 09/01/17	470	476,733
6.40%, 08/28/17	700	711,093
Bank of America N.A.
6.10%, 06/15/17	750	754,198
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	950	950,130
1.40%, 09/11/17	134	134,027
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	73	73,064
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	984	984,172
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	550	550,256
BNP Paribas SA
2.38%, 09/14/17	870	872,737
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,948
Capital One Financial Corp.
6.75%, 09/15/17	200	203,789
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,975
Citigroup Inc.
1.55%, 08/14/17	700	700,299
1.85%, 11/24/17	750	751,614
6.00%, 08/15/17	300	303,775
6.13%, 11/21/17	515	527,914
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	250	249,700
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	760	761,414
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	550	550,074

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
1.38%, 05/26/17	$1,000	$1,000,200
Deutsche Bank AG/London
1.35%, 05/30/17	500	499,973
6.00%, 09/01/17	968	981,591
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/02/17)	200	200,000
Goldman Sachs Group Inc. (The)
6.25%, 09/01/17	669	679,477
HSBC Bank USA N.A./New York NY
6.00%, 08/09/17	340	344,135
HSBC USA Inc.
1.50%, 11/13/17	400	399,938
JPMorgan Chase & Co.
2.00%, 08/15/17	681	682,310
6.13%, 06/27/17	281	282,915
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,018,406
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,005
6.63%, 12/04/17	250	256,988
Morgan Stanley
6.25%, 08/28/17	650	660,114
MUFG Union Bank N.A.
2.13%, 06/16/17	250	250,207
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	250,099
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[c]	250	249,857
6.00%, 12/07/17[c]	250	256,380
Royal Bank of Canada
1.25%, 06/16/17	500	500,082
1.40%, 10/13/17[a]	545	545,317
Santander UK PLC
1.65%, 09/29/17	225	225,296
Societe Generale SA
2.75%, 10/12/17[a]	750	753,915
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	800	800,147
1.80%, 07/18/17	250	250,315
SunTrust Banks Inc.
6.00%, 09/11/17	100	101,527
Toronto-Dominion Bank (The)
1.13%, 05/02/17	650	650,000

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
1.38%, 09/11/17 (Call 08/11/17)	$250	$250,041
UBS AG/Stamford CT
1.38%, 06/01/17	525	525,086
1.38%, 08/14/17	250	250,091
5.88%, 12/20/17	750	770,414
Wachovia Corp.
5.75%, 06/15/17[a]	705	708,608
Wells Fargo & Co.
1.15%, 06/02/17	846	845,914
1.40%, 09/08/17	970	969,715
2.10%, 05/08/17	539	539,065
5.63%, 12/11/17	950	973,676
Westpac Banking Corp.
1.20%, 05/19/17	710	710,004
1.50%, 12/01/17	650	650,054
2.00%, 08/14/17	275	275,498

		32,645,290
BEVERAGES — 2.44%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	950	950,111
Beam Suntory Inc.
1.88%, 05/15/17	150	150,009
Coca-Cola Co. (The)
0.88%, 10/27/17	400	399,414
Diageo Capital PLC
1.50%, 05/11/17	350	350,050
5.75%, 10/23/17	563	574,698
Molson Coors Brewing Co.
2.00%, 05/01/17	50	50,000
PepsiCo Inc.
1.13%, 07/17/17[a]	286	286,021
1.25%, 08/13/17	403	403,117
Series 1
1.00%, 10/13/17	385	384,830

		3,548,250
BIOTECHNOLOGY — 0.99%
Amgen Inc.
1.25%, 05/22/17	450	449,985
2.13%, 05/15/17	600	600,143
5.85%, 06/01/17	235	235,807

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Celgene Corp.
1.90%, 08/15/17	$154	$154,199

		1,440,134
CHEMICALS — 1.04%
Air Products & Chemicals Inc.
1.20%, 10/15/17	200	199,958
Monsanto Co.
1.15%, 06/30/17	197	196,919
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[a]	353	356,028
Rohm & Haas Co.
6.00%, 09/15/17	350	355,627
Sherwin-Williams Co. (The)
1.35%, 12/15/17	400	400,000

		1,508,532
COMMERCIAL SERVICES — 0.30%
Ecolab Inc.
1.45%, 12/08/17	300	299,611
Western Union Co. (The)
2.88%, 12/10/17	130	130,797

		430,408
COMPUTERS — 2.04%
Apple Inc.
0.90%, 05/12/17	150	149,999
1.05%, 05/05/17	900	900,018
International Business Machines Corp.
5.70%, 09/14/17	1,550	1,575,845
NetApp Inc.
2.00%, 12/15/17[a]	331	331,716

		2,957,578
DIVERSIFIED FINANCIAL SERVICES — 3.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.75%, 05/15/17	250	250,085
American Express Co.
6.15%, 08/28/17[a]	567	575,654
American Express Credit Corp.
1.13%, 06/05/17	940	939,856
1.55%, 09/22/17	618	618,308
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	1,023	1,044,243

Security	Principal (000s)	Value
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/30/17)	$250	$250,015
Discover Financial Services
6.45%, 06/12/17	150	150,836
International Lease Finance Corp.
8.88%, 09/01/17	284	290,769
NYSE Holdings LLC
2.00%, 10/05/17	471	471,772
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	159	159,047
Visa Inc.
1.20%, 12/14/17	728	728,006

		5,478,591
ELECTRIC — 3.64%
Alabama Power Co.
5.50%, 10/15/17	200	203,450
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	506	506,227
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	249,983
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	300	308,707
Commonwealth Edison Co.
6.15%, 09/15/17	50	50,850
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	75	75,002
Duke Energy Corp.
1.63%, 08/15/17	400	400,299
Edison International
3.75%, 09/15/17	150	151,247
Exelon Corp.
1.55%, 06/09/17	400	400,036
Exelon Generation Co. LLC
6.20%, 10/01/17	414	421,334
Florida Power & Light Co.
5.55%, 11/01/17	115	117,332
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	450	449,988
2.06%, 09/01/17	209	209,524

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
5.63%, 11/30/17	$410	$419,587
Southern Co. (The)
1.30%, 08/15/17	200	199,844
Southern Power Co.
1.85%, 12/01/17	395	395,434
TECO Finance Inc.
6.57%, 11/01/17[a]	25	25,578
TransAlta Corp.
1.90%, 06/03/17	100	100,000
Union Electric Co.
6.40%, 06/15/17	100	100,563
Virginia Electric & Power Co.
5.95%, 09/15/17	490	497,808

		5,282,793
ELECTRONICS — 0.46%
Tyco Electronics Group SA
6.55%, 10/01/17	650	663,287

		663,287
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
1.63%, 05/08/17	100	100,005

		100,005
FOOD — 1.09%
General Mills Inc.
1.40%, 10/20/17	276	276,248
Kellogg Co.
1.75%, 05/17/17	110	110,016
Kraft Heinz Foods Co.
1.60%, 06/30/17	75	75,013
2.25%, 06/05/17	500	500,460
Kroger Co. (The)
6.40%, 08/15/17	311	315,359
Mondelez International Inc.
6.50%, 08/11/17	100	101,300
Unilever Capital Corp.
0.85%, 08/02/17[a]	200	199,802

		1,578,198
HEALTH CARE – PRODUCTS — 0.68%
Becton Dickinson and Co.
1.80%, 12/15/17	473	472,693

Security	Principal (000s)	Value
Covidien International Finance SA
6.00%, 10/15/17	$500	$510,094

		982,787
HEALTH CARE – SERVICES — 1.39%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	375	374,925
Anthem Inc.
5.88%, 06/15/17	221	222,141
Laboratory Corp. of America Holdings
2.20%, 08/23/17	194	194,448
UnitedHealth Group Inc.
1.40%, 10/15/17	374	374,167
1.40%, 12/15/17	200	200,007
1.45%, 07/17/17	550	550,251
6.00%, 06/15/17	100	100,569

		2,016,508
HOME FURNISHINGS — 0.08%
Whirlpool Corp.
1.65%, 11/01/17	110	110,019

		110,019
HOUSEHOLD PRODUCTS & WARES — 0.45%
Clorox Co. (The)
5.95%, 10/15/17	250	255,066
Kimberly-Clark Corp.
6.13%, 08/01/17	401	405,732

		660,798
HOUSEWARES — 0.17%
Newell Brands Inc.
2.05%, 12/01/17	250	250,679

		250,679
INSURANCE — 1.25%
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	1,000	1,000,230
MetLife Inc.
1.76%, 12/15/17	535	535,968
1.90%, 12/15/17	92	92,259
Prudential Financial Inc. Series D
6.00%, 12/01/17	181	185,554

		1,814,011

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
INTERNET — 1.34%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[a]	$450	$449,573
Amazon.com Inc.
1.20%, 11/29/17	600	599,588
Baidu Inc.
2.25%, 11/28/17	400	400,794
eBay Inc.
1.35%, 07/15/17	500	499,877

		1,949,832
IRON & STEEL — 0.14%
Nucor Corp.
5.75%, 12/01/17	206	210,679

		210,679
LEISURE TIME — 0.07%
Carnival Corp.
1.88%, 12/15/17	96	96,160

		96,160
MACHINERY — 1.69%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	500	499,839
1.63%, 06/01/17	250	250,071
Series G
1.25%, 11/06/17[a]	285	284,952
Caterpillar Inc.
1.50%, 06/26/17	200	200,094
John Deere Capital Corp.
1.13%, 06/12/17	550	549,995
1.20%, 10/10/17	218	218,064
1.55%, 12/15/17	315	315,233
2.80%, 09/18/17	143	143,834

		2,462,082
MANUFACTURING — 2.33%
3M Co.
1.00%, 06/26/17	175	174,989
Eaton Corp.
1.50%, 11/02/17	559	558,897
General Electric Co.
1.60%, 11/20/17	167	167,312
5.25%, 12/06/17[a]	1,400	1,432,525
5.63%, 09/15/17	915	929,788

Security	Principal (000s)	Value
Textron Inc.
5.60%, 12/01/17	$115	$117,549

		3,381,060
MEDIA — 1.61%
Comcast Cable Communications LLC
8.88%, 05/01/17	234	234,000
Comcast Corp.
6.30%, 11/15/17	413	423,714
Thomson Reuters Corp.
1.65%, 09/29/17	298	298,164
Time Warner Companies Inc.
7.25%, 10/15/17	300	307,804
Walt Disney Co. (The)
0.88%, 05/30/17	150	149,997
1.10%, 12/01/17	872	871,009
Series C
6.00%, 07/17/17	50	50,470

		2,335,158
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
5.75%, 09/15/17[a]	122	123,907

		123,907
OIL & GAS — 4.95%
BP Capital Markets PLC
1.38%, 11/06/17	600	599,900
1.85%, 05/05/17	285	285,011
Canadian Natural Resources Ltd.
5.70%, 05/15/17	550	550,769
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	750	749,091
1.34%, 11/09/17	419	419,254
1.35%, 11/15/17	400	400,029
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	500	498,446
EOG Resources Inc.
5.88%, 09/15/17	263	267,081
Marathon Oil Corp.
6.00%, 10/01/17	397	404,263
Phillips 66
2.95%, 05/01/17	950	950,000
Shell International Finance BV
1.13%, 08/21/17	326	326,026
1.25%, 11/10/17	645	644,378

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Total Capital International SA
1.55%, 06/28/17	$850	$850,382
XTO Energy Inc.
6.25%, 08/01/17	250	253,044

		7,197,674
OIL & GAS SERVICES — 0.11%
National Oilwell Varco Inc.
1.35%, 12/01/17	134	133,709
TechnipFMC PLC
2.00%, 10/01/17[d]	25	24,997

		158,706
PHARMACEUTICALS — 2.76%
Actavis Inc.
1.88%, 10/01/17	400	400,310
AmerisourceBergen Corp.
1.15%, 05/15/17	239	238,994
AstraZeneca PLC
5.90%, 09/15/17[a]	739	751,332
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	264	263,727
Express Scripts Holding Co.
1.25%, 06/02/17	216	215,944
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	800	800,032
Johnson & Johnson
1.13%, 11/21/17[a]	282	281,797
5.55%, 08/15/17[a]	350	354,415
Pfizer Inc.
1.10%, 05/15/17	700	700,024

		4,006,575
PIPELINES — 1.01%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	359	365,295
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	450	450,626
7.00%, 06/15/17	148	148,904
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	105	105,145
TransCanada PipeLines Ltd.
1.63%, 11/09/17	404	403,929

		1,473,899

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.71%
Brandywine Operating Partnership LP
5.70%, 05/01/17	$150	$150,000
ERP Operating LP
5.75%, 06/15/17	450	452,182
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	171	171,181
Welltower Inc.
4.70%, 09/15/17	250	252,791

		1,026,154
RETAIL — 1.29%
Costco Wholesale Corp.
1.13%, 12/15/17	745	744,285
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	125	126,431
McDonald’s Corp.
5.80%, 10/15/17	457	465,821
Target Corp.
5.38%, 05/01/17	100	100,000
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	441	441,707

		1,878,244
SEMICONDUCTORS — 1.17%
Altera Corp.
1.75%, 05/15/17	100	100,021
Intel Corp.
1.35%, 12/15/17	1,447	1,447,848
National Semiconductor Corp.
6.60%, 06/15/17	150	150,943

		1,698,812
SOFTWARE — 1.22%
Autodesk Inc.
1.95%, 12/15/17	115	115,070
Microsoft Corp.
0.88%, 11/15/17[a]	406	405,598
Oracle Corp.
1.20%, 10/15/17	1,250	1,249,875

		1,770,543
TELECOMMUNICATIONS — 2.21%
America Movil SAB de CV
5.63%, 11/15/17	150	153,128

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
AT&T Inc.
1.40%, 12/01/17[a]	$850	$849,079
1.70%, 06/01/17	589	589,214
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	112	112,002
Qwest Corp.
6.50%, 06/01/17	150	150,599
Telefonica Emisiones SAU
6.22%, 07/03/17	346	348,751
Verizon Communications Inc.
1.10%, 11/01/17	205	204,932
Vodafone Group PLC
1.25%, 09/26/17[a]	805	804,570

		3,212,275
TEXTILES — 0.11%
Cintas Corp. No. 2
6.13%, 12/01/17	150	153,927

		153,927
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
6.30%, 09/15/17	100	101,702

		101,702
TRANSPORTATION — 0.69%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	350	350,000
Norfolk Southern Corp.
7.70%, 05/15/17	300	300,800
Ryder System Inc.
3.50%, 06/01/17	250	250,403
United Parcel Service Inc.
1.13%, 10/01/17	100	99,892

		1,001,095
WATER — 0.07%
American Water Capital Corp.
6.09%, 10/15/17	106	108,227

		108,227

TOTAL CORPORATE BONDS & NOTES (Cost: $104,118,757)		104,088,307

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 30.93%

MONEY MARKET FUNDS — 30.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	5,383	$5,384,705
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	39,546	39,545,813

		44,930,518

Total SHORT-TERM INVESTMENTS
(Cost: $44,928,894)		44,930,518

TOTAL INVESTMENTS IN SECURITIES — 102.58%
(Cost: $149,047,651)[h]		149,018,825
Other Assets, Less Liabilities — (2.58)%		(3,752,202)

NET ASSETS — 100.00%		$145,266,623

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $149,047,801. Net unrealized depreciation was $28,976, of which $17,210 represented gross unrealized appreciation on securities and $46,186 represented gross unrealized depreciation on securities.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.13%, 01/27/17	$750	$—	$(750)	$—	$—	$1,704	$(10)
1.50%, 10/18/17	250	—	—	250	249,857	1,355	—
6.00%, 12/07/17	—	250	—	250	256,380	1,450	—
PNC Financial Services Group Inc. (The)
5.63%, 02/01/17	40	—	(40)	—	—	194	—

					$506,237	$4,703	$(10)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$104,088,307	$—	$104,088,307
Money market funds	44,930,518	—	—	44,930,518

Total	$44,930,518	$104,088,307	$—	$149,018,825

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.10%

AEROSPACE & DEFENSE — 1.06%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	$425	$432,338
Harris Corp.
2.00%, 04/27/18	328	328,725
Lockheed Martin Corp.
1.85%, 11/23/18	675	676,519
Northrop Grumman Corp.
1.75%, 06/01/18	632	633,213
Raytheon Co.
6.40%, 12/15/18	100	107,831
United Technologies Corp.
1.78%, 05/04/18[a]	625	625,638

		2,804,264
AGRICULTURE — 1.07%
Altria Group Inc.
9.70%, 11/10/18	522	582,860
Archer-Daniels-Midland Co.
5.45%, 03/15/18	255	263,588
Philip Morris International Inc.
5.65%, 05/16/18	1,283	1,337,874
Reynolds American Inc.
2.30%, 06/12/18	663	666,620

		2,850,942
APPAREL — 0.07%
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	175	176,356

		176,356
AUTO MANUFACTURERS — 4.46%
American Honda Finance Corp.
1.50%, 03/13/18	725	725,729
1.50%, 11/19/18	125	124,714
1.60%, 07/13/18	100	100,130
2.13%, 10/10/18	613	617,260
Ford Motor Credit Co. LLC
2.15%, 01/09/18	900	902,520
2.24%, 06/15/18	450	451,138
2.38%, 01/16/18	600	602,599
2.55%, 10/05/18	800	805,536
2.88%, 10/01/18	650	657,371
5.00%, 05/15/18	900	927,522

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$1,038	$1,058,770
General Motors Financial Co. Inc.
2.40%, 04/10/18	269	270,401
3.25%, 05/15/18	542	549,030
6.75%, 06/01/18	75	78,796
PACCAR Financial Corp.
1.40%, 05/18/18	400	399,816
Toyota Motor Credit Corp.
1.20%, 04/06/18	605	604,141
1.38%, 01/10/18[b]	311	310,955
1.45%, 01/12/18[b]	917	918,356
1.55%, 07/13/18	402	402,165
2.00%, 10/24/18	1,307	1,315,770

		11,822,719
BANKS — 35.92%
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	750	749,389
2.00%, 11/16/18	750	752,475
Bank of America Corp.
2.00%, 01/11/18	1,402	1,405,539
5.65%, 05/01/18[b]	1,070	1,110,361
6.50%, 07/15/18	355	374,035
6.88%, 04/25/18	2,196	2,303,933
6.88%, 11/15/18	160	171,688
Series L
1.95%, 05/12/18	950	952,166
Bank of America N.A.
1.65%, 03/26/18	500	500,844
1.75%, 06/05/18	1,000	1,002,120
2.05%, 12/07/18	500	502,770
Bank of Montreal
1.35%, 08/28/18	525	523,010
1.40%, 04/10/18	659	658,334
1.45%, 04/09/18 (Call 03/09/18)	692	691,640
1.80%, 07/31/18	150	150,242
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	379	378,696
1.35%, 03/06/18 (Call 02/06/18)	185	184,702
2.10%, 08/01/18 (Call 07/02/18)	882	886,516
Bank of Nova Scotia (The)
1.45%, 04/25/18[b]	469	468,615

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
1.70%, 06/11/18 (Call 05/11/18)	$625	$625,619
2.05%, 10/30/18	991	996,480
Barclays PLC
2.00%, 03/16/18	400	400,196
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	585	585,382
2.05%, 06/19/18 (Call 05/15/18)	840	843,368
BNP Paribas SA
2.40%, 12/12/18	990	997,484
2.70%, 08/20/18	633	639,267
BPCE SA
1.63%, 01/26/18	250	249,583
2.50%, 12/10/18	750	755,273
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)[b]	650	650,749
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	250	249,642
1.65%, 02/05/18 (Call 01/05/18)	1,000	999,772
2.35%, 08/17/18 (Call 07/17/18)	750	753,810
Citigroup Inc.
1.70%, 04/27/18	1,691	1,690,104
1.75%, 05/01/18	813	812,724
1.80%, 02/05/18	868	868,904
2.05%, 12/07/18[b]	1,375	1,377,076
2.15%, 07/30/18	710	712,378
2.50%, 09/26/18	1,027	1,035,257
6.13%, 05/15/18	680	709,539
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	400	401,464
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	249,715
2.50%, 09/20/18	1,500	1,514,895
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	1,000	1,001,388
Credit Suisse AG/New York NY
1.70%, 04/27/18	1,750	1,749,790
1.75%, 01/29/18[b]	1,000	1,000,515
6.00%, 02/15/18[b]	811	836,651
Deutsche Bank AG/London
1.88%, 02/13/18[b]	1,584	1,581,298
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	750	756,360

Security	Principal (000s)	Value
Fifth Third Bancorp.
4.50%, 06/01/18	$316	$324,475
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	450	449,600
2.15%, 08/20/18 (Call 07/20/18)	400	402,324
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,779	1,787,818
2.90%, 07/19/18	1,863	1,886,567
5.95%, 01/18/18	1,197	1,233,042
6.15%, 04/01/18	2,304	2,395,330
HSBC USA Inc.
1.63%, 01/16/18	700	699,802
1.70%, 03/05/18	500	500,162
2.00%, 08/07/18	800	801,632
2.63%, 09/24/18	550	555,593
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	60	60,527
Huntington National Bank (The)
2.00%, 06/30/18	1,000	1,002,360
2.20%, 11/06/18 (Call 10/06/18)	250	250,875
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,550	1,568,536
Itau CorpBanca
3.13%, 01/15/18	200	201,203
JPMorgan Chase & Co.
1.63%, 05/15/18	1,031	1,030,433
1.80%, 01/25/18	860	861,367
6.00%, 01/15/18	2,046	2,108,812
Series H
1.70%, 03/01/18 (Call 02/01/18)[b]	1,695	1,696,520
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	249,348
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	500,364
1.70%, 06/01/18	250	250,178
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	821	825,712
Lloyds Bank PLC
2.00%, 08/17/18	400	400,859
2.30%, 11/27/18	200	201,186
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	249,799
Morgan Stanley
1.88%, 01/05/18	792	793,436

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
2.13%, 04/25/18	$1,807	$1,814,282
2.20%, 12/07/18	409	410,971
6.63%, 04/01/18[b]	1,850	1,931,104
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	1,120	1,120,307
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	252,383
National Australia Bank Ltd./New York
1.88%, 07/23/18	500	501,060
2.30%, 07/25/18	250	251,765
National Bank of Canada
2.10%, 12/14/18	500	502,410
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	1,000	1,000,157
1.60%, 06/01/18 (Call 05/02/18)[c]	500	500,500
1.70%, 12/07/18 (Call 11/07/18)[c]	500	499,820
1.80%, 11/05/18 (Call 10/06/18)[c]	750	750,757
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	750	752,693
Royal Bank of Canada
1.50%, 01/16/18[b]	536	536,153
1.80%, 07/30/18	825	826,617
2.00%, 12/10/18	1,100	1,104,125
2.20%, 07/27/18	1,154	1,162,101
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	528	536,422
Santander UK PLC
2.00%, 08/24/18	400	400,632
3.05%, 08/23/18	394	399,922
Societe Generale SA
2.63%, 10/01/18	500	504,560
State Street Corp.
1.35%, 05/15/18	255	254,771
4.96%, 03/15/18	430	441,529
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[b]	250	249,831
1.75%, 01/16/18	250	250,378
1.76%, 10/19/18	250	249,230
1.95%, 07/23/18	750	750,803
2.50%, 07/19/18	250	251,925
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	901	907,055

Security	Principal (000s)	Value
Svenska Handelsbanken AB
1.63%, 03/21/18	$250	$249,825
Toronto-Dominion Bank (The)
1.40%, 04/30/18[b]	1,167	1,166,090
1.45%, 09/06/18	710	708,282
1.63%, 03/13/18	575	575,747
1.75%, 07/23/18	625	626,288
2.63%, 09/10/18	886	897,412
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	459	461,451
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	500	499,593
1.45%, 01/29/18 (Call 12/29/17)	500	500,110
UBS AG/Stamford CT
1.80%, 03/26/18	750	751,282
5.75%, 04/25/18	1,000	1,039,250
Wachovia Corp.
5.75%, 02/01/18	1,063	1,094,845
Wells Fargo & Co.
1.50%, 01/16/18	1,214	1,213,490
Wells Fargo Bank N.A.
1.65%, 01/22/18	750	751,196
1.80%, 11/28/18	1,000	1,000,870
Westpac Banking Corp.
1.55%, 05/25/18	650	649,344
1.60%, 01/12/18	825	825,280
1.95%, 11/23/18	585	586,065
2.25%, 07/30/18	475	477,959

		95,288,260
BEVERAGES — 2.05%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	311	319,806
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[b]	897	895,547
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	200	201,296
6.50%, 07/15/18	300	316,989
Coca-Cola Co. (The)
1.15%, 04/01/18[b]	745	743,987
1.65%, 03/14/18	126	126,350
1.65%, 11/01/18	770	773,103

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	$400	$402,404
Diageo Capital PLC
1.13%, 04/29/18	190	189,401
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	215	225,769
PepsiCo Inc.
1.25%, 04/30/18[b]	505	504,788
5.00%, 06/01/18	706	733,146

		5,432,586
BIOTECHNOLOGY — 0.76%
Amgen Inc.
6.15%, 06/01/18	163	170,575
Baxalta Inc.
2.00%, 06/22/18	100	100,118
Biogen Inc.
6.88%, 03/01/18	230	239,841
Celgene Corp.
2.13%, 08/15/18	735	737,991
2.30%, 08/15/18	185	186,125
Gilead Sciences Inc.
1.85%, 09/04/18	585	586,702

		2,021,352
BUILDING MATERIALS — 0.14%
CRH America Inc.
8.13%, 07/15/18	357	382,886

		382,886
CHEMICALS — 0.69%
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	400	415,800
EI du Pont de Nemours & Co.
6.00%, 07/15/18	774	812,994
Monsanto Co.
1.85%, 11/15/18	150	149,687
5.13%, 04/15/18	250	257,725
Praxair Inc.
1.25%, 11/07/18	200	199,174

		1,835,380
COMMERCIAL SERVICES — 0.31%
Ecolab Inc.
1.55%, 01/12/18	250	250,062
Total System Services Inc.
2.38%, 06/01/18	403	404,443

Security	Principal (000s)	Value
Western Union Co. (The)
3.65%, 08/22/18	$175	$178,558

		833,063
COMPUTERS — 2.72%
Apple Inc.
1.00%, 05/03/18[b]	2,019	2,013,710
1.30%, 02/23/18	615	615,050
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,410	1,426,257
International Business Machines Corp.
1.13%, 02/06/18	1,050	1,049,030
1.25%, 02/08/18[b]	700	699,725
7.63%, 10/15/18	700	759,738
Seagate HDD Cayman
3.75%, 11/15/18[b]	632	647,554

		7,211,064
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
1.50%, 11/01/18	425	425,608
Procter & Gamble Co. (The)
1.60%, 11/15/18	307	308,050

		733,658
DIVERSIFIED FINANCIAL SERVICES — 3.89%
Air Lease Corp.
2.13%, 01/15/18	445	445,917
2.63%, 09/04/18 (Call 08/04/18)	255	256,981
American Express Co.
1.55%, 05/22/18	829	828,096
7.00%, 03/19/18	543	568,228
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	725	725,855
1.88%, 11/05/18 (Call 10/05/18)	685	686,254
2.13%, 07/27/18	305	306,668
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	443	457,198
7.25%, 02/01/18	1,287	1,340,243
Capital One Bank USA N.A.
2.15%, 11/21/18 (Call 10/21/18)	250	250,492
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	225	225,085
2.20%, 07/25/18 (Call 06/25/18)	350	352,310

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
2.50%, 10/15/18	$140	$141,631
International Lease Finance Corp.
3.88%, 04/15/18	735	748,362
7.13%, 09/01/18[d]	810	864,157
Jefferies Group LLC
5.13%, 04/13/18	892	918,823
Nasdaq Inc.
5.25%, 01/16/18	170	174,440
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	919	1,035,355

		10,326,095
ELECTRIC — 4.32%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	250,745
5.75%, 04/01/18	567	588,512
Commonwealth Edison Co.
5.80%, 03/15/18	490	507,774
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	400	415,856
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	258	268,093
7.13%, 12/01/18	327	353,932
Dominion Resources Inc./VA
1.90%, 06/15/18	547	547,005
6.40%, 06/15/18	265	277,805
DTE Electric Co. Series G
5.60%, 06/15/18	150	156,324
Duke Energy Carolinas LLC
5.10%, 04/15/18	10	10,342
5.25%, 01/15/18	200	205,232
7.00%, 11/15/18	318	342,890
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	1,140	1,144,024
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	260	270,587
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	625	628,876

Security	Principal (000s)	Value
Georgia Power Co.
1.95%, 12/01/18	$60	$60,002
Nevada Power Co.
6.50%, 08/01/18	155	164,159
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	395	393,878
Northern States Power Co./MN
5.25%, 03/01/18	105	108,187
Ohio Power Co.
6.05%, 05/01/18	125	130,029
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	255	271,152
Pacific Gas & Electric Co.
8.25%, 10/15/18	308	335,495
PacifiCorp
5.65%, 07/15/18	303	317,017
PECO Energy Co.
5.35%, 03/01/18	185	190,999
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	75	75,401
Public Service Co. of New Mexico
7.95%, 05/15/18	100	106,092
Public Service Electric & Gas Co.
5.30%, 05/01/18	250	259,283
South Carolina Electric & Gas Co.
6.50%, 11/01/18	210	223,747
Southern California Edison Co.
5.50%, 08/15/18	300	314,538
Southern Co. (The)
1.55%, 07/01/18	535	532,897
2.45%, 09/01/18	589	592,534
Southern Power Co.
1.50%, 06/01/18	225	224,201
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	103,292
TransAlta Corp.
6.90%, 05/15/18	210	219,017
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	250	249,212
WEC Energy Group Inc.
1.65%, 06/15/18	525	524,738

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Wisconsin Public Service Corp.
1.65%, 12/04/18	$90	$89,914

		11,453,781
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
5.25%, 10/15/18	160	168,344

		168,344
ELECTRONICS — 0.24%
Arrow Electronics Inc.
3.00%, 03/01/18	240	242,230
Jabil Circuit Inc.
8.25%, 03/15/18	100	105,529
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	275	277,436

		625,195
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.
3.80%, 05/15/18	505	515,176
Waste Management Inc.
6.10%, 03/15/18	195	202,682

		717,858
FOOD — 1.18%
Hershey Co. (The)
1.60%, 08/21/18	185	185,587
JM Smucker Co. (The)
1.75%, 03/15/18	275	275,308
Kellogg Co.
3.25%, 05/21/18	175	177,819
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,300	1,303,094
6.13%, 08/23/18	312	328,907
Kroger Co. (The)
6.80%, 12/15/18	300	323,301
Mondelez International Inc.
6.13%, 08/23/18	250	263,120
Sysco Corp.
5.25%, 02/12/18	271	278,631

		3,135,767
FOREST PRODUCTS & PAPER — 0.10%
International Paper Co.
7.95%, 06/15/18	244	260,429

		260,429

Security	Principal (000s)	Value
GAS — 0.48%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	$250	$259,903
National Fuel Gas Co.
6.50%, 04/15/18	100	104,253
NiSource Finance Corp.
6.40%, 03/15/18	242	251,471
Sempra Energy
6.15%, 06/15/18	204	213,747
Southern California Gas Co.
1.55%, 06/15/18	450	449,739

		1,279,113
HAND & MACHINE TOOLS — 0.20%
Stanley Black & Decker Inc.
1.62%, 11/17/18	300	298,338
2.45%, 11/17/18	225	227,239

		525,577
HEALTH CARE – PRODUCTS — 1.54%
Abbott Laboratories
2.00%, 09/15/18	310	310,164
Boston Scientific Corp.
2.65%, 10/01/18	467	471,334
CR Bard Inc.
1.38%, 01/15/18	130	129,587
Danaher Corp.
1.65%, 09/15/18	435	435,213
Edwards Lifesciences Corp.
2.88%, 10/15/18	480	485,808
Medtronic Inc.
1.38%, 04/01/18	623	622,321
1.50%, 03/15/18	485	484,766
Stryker Corp.
1.30%, 04/01/18	197	196,474
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	325	326,375
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	611	612,381

		4,074,423
HEALTH CARE – SERVICES — 1.32%
Aetna Inc.
1.70%, 06/07/18	670	670,349
Anthem Inc.
1.88%, 01/15/18	429	429,362

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
2.30%, 07/15/18	$357	$358,967
Humana Inc.
6.30%, 08/01/18	160	168,547
7.20%, 06/15/18	305	322,516
Laboratory Corp. of America Holdings
2.50%, 11/01/18	100	100,652
UnitedHealth Group Inc.
1.90%, 07/16/18	839	842,557
6.00%, 02/15/18	591	611,697

		3,504,647
HOLDING COMPANIES – DIVERSIFIED — 0.18%
Ares Capital Corp.
4.88%, 11/30/18	457	472,584

		472,584
HOME BUILDERS — 0.19%
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	500	504,625

		504,625
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
6.25%, 07/15/18	175	184,774
7.50%, 11/01/18	67	72,778

		257,552
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	250	250,722

		250,722
INSURANCE — 2.24%
American International Group Inc.
5.85%, 01/16/18	795	818,468
Assurant Inc.
2.50%, 03/15/18	350	352,003
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	92	91,872
1.45%, 03/07/18	1,060	1,061,320
2.00%, 08/15/18	84	84,578
5.40%, 05/15/18	1,097	1,142,197
Berkshire Hathaway Inc.
1.15%, 08/15/18	160	159,318
1.55%, 02/09/18	264	264,491
Chubb Corp. (The)
5.75%, 05/15/18	131	136,615

Security	Principal (000s)	Value
MetLife Inc. Series A
6.82%, 08/15/18	$743	$790,522
Prudential Financial Inc.
2.30%, 08/15/18	235	236,490
Voya Financial Inc.
2.90%, 02/15/18	566	570,812
XLIT Ltd.
2.30%, 12/15/18	235	236,340

		5,945,026
INTERNET — 0.56%
Baidu Inc.
3.25%, 08/06/18	600	608,670
eBay Inc.
2.50%, 03/09/18	500	503,685
Expedia Inc.
7.46%, 08/15/18	355	378,189

		1,490,544
IRON & STEEL — 0.08%
Nucor Corp.
5.85%, 06/01/18	211	220,119

		220,119
LODGING — 0.02%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	50	50,274

		50,274
MACHINERY — 2.18%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	240	239,406
1.50%, 02/23/18	1,425	1,425,278
1.70%, 06/16/18	565	566,119
1.80%, 11/13/18	325	325,598
5.45%, 04/15/18	197	203,926
7.05%, 10/01/18	35	37,531
Series G
2.45%, 09/06/18	160	161,579
Caterpillar Inc.
7.90%, 12/15/18	266	291,382
John Deere Capital Corp.
1.30%, 03/12/18	310	309,890
1.35%, 01/16/18	250	249,819
1.60%, 07/13/18	400	400,292
1.75%, 08/10/18	300	301,020

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
1.95%, 12/13/18	$537	$539,486
5.75%, 09/10/18	403	425,145
Roper Technologies Inc.
2.05%, 10/01/18	307	307,853

		5,784,324
MANUFACTURING — 1.12%
3M Co.
1.38%, 08/07/18	260	260,198
General Electric Co.
1.63%, 04/02/18[b]	896	898,697
5.63%, 05/01/18[b]	1,173	1,221,445
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	317	337,573
Parker-Hannifin Corp.
5.50%, 05/15/18	250	260,145

		2,978,058
MEDIA — 1.67%
21st Century Fox America Inc.
7.25%, 05/18/18	160	168,774
8.25%, 08/10/18	150	161,873
CBS Corp.
4.63%, 05/15/18	100	102,851
Comcast Corp.
5.70%, 05/15/18	907	945,547
5.88%, 02/15/18	444	459,174
Grupo Televisa SAB
6.00%, 05/15/18	200	208,150
Historic TW Inc.
6.88%, 06/15/18	291	307,372
Thomson Reuters Corp.
6.50%, 07/15/18	507	534,413
Time Warner Cable LLC
6.75%, 07/01/18	1,076	1,134,524
Walt Disney Co. (The)
1.50%, 09/17/18	420	420,559

		4,443,237
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.
1.25%, 01/15/18	537	536,527

		536,527

Security	Principal (000s)	Value
MINING — 0.11%
Goldcorp Inc.
2.13%, 03/15/18	$280	$280,608

		280,608
OFFICE & BUSINESS EQUIPMENT — 0.15%
Pitney Bowes Inc.
4.75%, 05/15/18	5	5,122
Xerox Corp.
6.35%, 05/15/18	371	386,663

		391,785
OIL & GAS — 5.82%
Apache Corp.
6.90%, 09/15/18	100	106,550
BP Capital Markets PLC
1.38%, 05/10/18	918	916,733
1.67%, 02/13/18	611	611,623
2.24%, 09/26/18	242	243,605
British Transco Finance Inc.
6.63%, 06/01/18	75	78,824
Canadian Natural Resources Ltd.
1.75%, 01/15/18	481	480,905
5.90%, 02/01/18	160	164,756
Chevron Corp.
1.37%, 03/02/18[b]	635	634,664
1.72%, 06/24/18 (Call 05/24/18)	1,056	1,059,263
1.79%, 11/16/18	1,135	1,139,756
ConocoPhillips
5.20%, 05/15/18	203	210,403
ConocoPhillips Co.
1.50%, 05/15/18	610	609,396
EOG Resources Inc.
6.88%, 10/01/18	200	213,596
EQT Corp.
6.50%, 04/01/18	905	941,987
Exxon Mobil Corp.
1.31%, 03/06/18	718	717,955
1.44%, 03/01/18	1,000	1,000,999
Marathon Oil Corp.
5.90%, 03/15/18	641	662,542
Marathon Petroleum Corp.
2.70%, 12/14/18	335	338,471
Nabors Industries Inc.
6.15%, 02/15/18	584	598,600

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$338	$337,934
Petro-Canada
6.05%, 05/15/18	431	449,430
Pioneer Natural Resources Co.
6.88%, 05/01/18	200	209,446
Shell International Finance BV
1.63%, 11/10/18	585	584,555
1.90%, 08/10/18	566	568,377
2.00%, 11/15/18	1,039	1,044,257
Total Capital Canada Ltd.
1.45%, 01/15/18	504	503,780
Total Capital SA
2.13%, 08/10/18	638	642,434
XTO Energy Inc.
6.50%, 12/15/18	350	377,038

		15,447,879
OIL & GAS SERVICES — 0.27%
Baker Hughes Inc.
7.50%, 11/15/18	332	359,739
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	350	350,472

		710,211
PHARMACEUTICALS — 5.38%
AbbVie Inc.
1.80%, 05/14/18	1,562	1,564,077
2.00%, 11/06/18	850	852,516
Actavis Funding SCS
2.35%, 03/12/18	1,780	1,787,529
AstraZeneca PLC
1.75%, 11/16/18	720	720,562
Cardinal Health Inc.
1.95%, 06/15/18	400	400,960
Eli Lilly & Co.
1.25%, 03/01/18	355	354,578
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,479	1,542,538
Johnson & Johnson
1.65%, 12/05/18	519	521,076
5.15%, 07/15/18[b]	340	355,239
McKesson Corp.
1.40%, 03/15/18	153	152,668

Security	Principal (000s)	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$335	$350,335
Merck & Co. Inc.
1.10%, 01/31/18	683	681,915
1.30%, 05/18/18	379	378,534
Mylan Inc.
2.60%, 06/24/18	305	307,120
Mylan NV
3.00%, 12/15/18	500	506,460
Perrigo Co. PLC
2.30%, 11/08/18	450	456,336
Pfizer Inc.
1.20%, 06/01/18	670	668,459
1.50%, 06/15/18	734	734,653
4.65%, 03/01/18	30	30,830
Pharmacia LLC
6.50%, 12/01/18	100	107,469
Sanofi
1.25%, 04/10/18	723	722,537
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	845	840,606
Zoetis Inc.
1.88%, 02/01/18	232	232,327

		14,269,324
PIPELINES — 2.37%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	251,140
Columbia Pipeline Group Inc.
2.45%, 06/01/18	420	421,730
Enbridge Energy Partners LP Series B
6.50%, 04/15/18	100	104,249
Energy Transfer Partners LP
2.50%, 06/15/18	960	963,859
6.70%, 07/01/18	356	374,569
Enterprise Products Operating LLC
1.65%, 05/07/18	254	253,741
6.65%, 04/15/18	260	271,916
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,085	1,119,140
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	42,170

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	$210	$212,879
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	430	448,984
Spectra Energy Capital LLC
6.20%, 04/15/18	283	294,385
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	205	207,649
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,105	1,106,367
6.50%, 08/15/18	112	118,645
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	100	100,288

		6,291,711
REAL ESTATE INVESTMENT TRUSTS — 0.91%
American Tower Corp.
4.50%, 01/15/18	484	493,060
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	526	538,724
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	100,951
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	50	51,282
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)[b]	100	101,206
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,204
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	260	261,454
UDR Inc.
4.25%, 06/01/18	250	256,155
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	280	280,519
Welltower Inc.
2.25%, 03/15/18	225	225,832

		2,409,387
RETAIL — 3.00%
AutoNation Inc.
6.75%, 04/15/18	125	130,719
Best Buy Co. Inc.
5.00%, 08/01/18	380	393,688

Security	Principal (000s)	Value
CVS Health Corp.
1.90%, 07/20/18	$1,369	$1,372,518
2.25%, 12/05/18 (Call 11/05/18)	673	677,697
Dollar General Corp.
1.88%, 04/15/18	285	285,422
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	445	449,566
McDonald’s Corp.
2.10%, 12/07/18	550	553,437
5.35%, 03/01/18	557	574,020
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	180	180,798
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	210	211,905
Target Corp.
6.00%, 01/15/18	450	464,464
Wal-Mart Stores Inc.
1.13%, 04/11/18[b]	637	636,140
1.95%, 12/15/18	714	719,519
5.80%, 02/15/18	520	538,117
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	760	763,207

		7,951,217
SEMICONDUCTORS — 0.61%
Altera Corp.
2.50%, 11/15/18	465	472,063
Maxim Integrated Products Inc.
2.50%, 11/15/18	253	255,080
QUALCOMM Inc.
1.40%, 05/18/18	584	583,241
Texas Instruments Inc.
1.00%, 05/01/18	315	313,822

		1,624,206
SOFTWARE — 1.83%
Fidelity National Information Services Inc.
2.00%, 04/15/18	160	160,382
2.85%, 10/15/18	510	516,926
Microsoft Corp.
1.00%, 05/01/18[b]	120	119,694
1.30%, 11/03/18	1,780	1,777,134
1.63%, 12/06/18	858	861,072

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Oracle Corp.
5.75%, 04/15/18	$1,353	$1,408,094

		4,843,302
TELECOMMUNICATIONS — 4.02%
Ameritech Capital Funding Corp.
6.45%, 01/15/18	75	77,305
AT&T Inc.
1.75%, 01/15/18	607	607,635
2.38%, 11/27/18	1,562	1,572,528
5.50%, 02/01/18[b]	807	829,689
5.60%, 05/15/18	347	360,568
British Telecommunications PLC
5.95%, 01/15/18	650	669,641
Cisco Systems Inc.
1.40%, 02/28/18	635	635,633
1.65%, 06/15/18	931	933,411
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	425,068
Rogers Communications Inc.
6.80%, 08/15/18	752	799,429
Telefonica Emisiones SAU
3.19%, 04/27/18	750	759,817
Verizon Communications Inc.
3.65%, 09/14/18	1,718	1,761,156
Vodafone Group PLC
1.50%, 02/19/18	1,035	1,033,837
4.63%, 07/15/18	189	195,046

		10,660,763
TRANSPORTATION — 0.87%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	380	394,079
Canadian National Railway Co.
5.55%, 05/15/18	185	192,426
Norfolk Southern Corp.
5.75%, 04/01/18	584	606,011
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,574
2.50%, 03/01/18 (Call 02/01/18)	135	135,722
Union Pacific Corp.
5.70%, 08/15/18	225	236,527

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
5.50%, 01/15/18	$657	$676,141

		2,316,480

TOTAL CORPORATE BONDS & NOTES
(Cost: $257,605,892)		257,594,224

SHORT-TERM INVESTMENTS — 6.51%

MONEY MARKET FUNDS — 6.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	9,843	9,846,801
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	7,414	7,413,828

		17,260,629

Total SHORT-TERM INVESTMENTS
(Cost: $17,260,022)		17,260,629

TOTAL INVESTMENTS IN SECURITIES — 103.61%
(Cost: $274,865,914)[h]		274,854,853
Other Assets, Less Liabilities — (3.61)%		(9,581,950)

NET ASSETS — 100.00%		$265,272,903

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $274,866,658. Net unrealized depreciation was $11,805, of which $163,292 represented gross unrealized appreciation on securities and $175,097 represented gross unrealized depreciation on securities.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$750	$250	$—	$1,000	$1,000,157	$6,716	$—
1.60%, 06/01/18	500	—	—	500	500,500	3,422	—
1.70%, 12/07/18	—	500	—	500	499,820	1,709	—
1.80%, 11/05/18	250	500	—	750	750,757	4,004	—

					$2,751,234	$15,851	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$257,594,224	$—	$257,594,224
Money market funds	17,260,629	—	—	17,260,629

Total	$17,260,629	$257,594,224	$—	$274,854,853

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.76%

ADVERTISING — 0.06%
Omnicom Group Inc.
6.25%, 07/15/19	$161	$175,278

		175,278
AEROSPACE & DEFENSE — 1.09%
Boeing Capital Corp.
4.70%, 10/27/19	260	279,133
Boeing Co. (The)
6.00%, 03/15/19[a]	678	731,196
L3 Technologies Inc.
5.20%, 10/15/19	555	594,244
Lockheed Martin Corp.
4.25%, 11/15/19	795	840,927
Northrop Grumman Corp.
5.05%, 08/01/19	370	395,245
Rockwell Collins Inc.
5.25%, 07/15/19	150	160,328
United Technologies Corp.
1.50%, 11/01/19	315	313,044

		3,314,117
AGRICULTURE — 1.21%
Altria Group Inc.
9.25%, 08/06/19	1,070	1,237,444
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	285	321,845
Philip Morris International Inc.
1.38%, 02/25/19	495	491,357
1.63%, 02/21/19	475	473,437
1.88%, 01/15/19	752	753,008
Reynolds American Inc.
8.13%, 06/23/19	356	399,795

		3,676,886
AIRLINES — 0.17%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 05/10/21	201	223,090
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	275	279,210

		502,300

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 4.24%
American Honda Finance Corp.
1.20%, 07/12/19	$445	$438,988
1.70%, 02/22/19	455	454,918
2.25%, 08/15/19	556	561,265
Ford Motor Credit Co. LLC
1.90%, 08/12/19	400	396,376
2.02%, 05/03/19[a]	800	796,440
2.38%, 03/12/19	850	852,771
2.60%, 11/04/19	950	955,083
2.94%, 01/08/19	400	405,108
General Motors Financial Co. Inc.
2.35%, 10/04/19	175	174,865
2.40%, 05/09/19	1,186	1,189,748
3.10%, 01/15/19	1,203	1,221,430
3.50%, 07/10/19	791	811,179
PACCAR Financial Corp.
1.20%, 08/12/19	100	98,536
1.30%, 05/10/19	425	421,192
1.65%, 02/25/19	80	79,946
Toyota Motor Credit Corp.
1.55%, 10/18/19	785	780,164
1.70%, 02/19/19	1,400	1,401,050
2.10%, 01/17/19	528	532,192
2.13%, 07/18/19	1,331	1,340,730

		12,911,981
BANKS — 33.16%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	500	495,650
2.05%, 09/23/19	750	749,617
2.25%, 06/13/19	600	603,282
Bank of America Corp.
2.60%, 01/15/19	2,860	2,888,772
2.65%, 04/01/19	2,623	2,654,476
7.63%, 06/01/19	1,330	1,477,723
Bank of Montreal
1.50%, 07/18/19	1,473	1,460,421
2.38%, 01/25/19 (Call 12/25/18)	867	874,838
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	596	599,445
2.20%, 03/04/19 (Call 02/02/19)	84	84,698
2.20%, 05/15/19 (Call 04/15/19)	808	813,777
2.30%, 09/11/19 (Call 08/11/19)	702	708,873
5.45%, 05/15/19	263	281,436

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
1.65%, 06/14/19	$623	$619,692
1.95%, 01/15/19	899	901,230
2.05%, 06/05/19	963	965,581
Barclays Bank PLC
6.75%, 05/22/19	600	656,712
Barclays PLC
2.75%, 11/08/19	1,450	1,465,428
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	688	692,678
5.25%, 11/01/19[a]	5	5,375
6.85%, 04/30/19	478	522,980
BNP Paribas SA
2.45%, 03/17/19	702	707,054
BPCE SA
2.50%, 07/15/19	750	753,105
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,000	991,150
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	795	788,107
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	797	801,822
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	1,000	991,190
2.40%, 09/05/19 (Call 08/05/19)	500	501,780
Citigroup Inc.
2.05%, 06/07/19	475	474,905
2.50%, 07/29/19	1,107	1,116,432
2.55%, 04/08/19	1,810	1,828,082
8.50%, 05/22/19	899	1,012,813
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	250	251,855
2.50%, 03/14/19 (Call 02/14/19)	850	856,545
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	185	184,782
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	750	751,582
2.25%, 03/13/19	500	503,295
2.30%, 09/06/19	800	804,488
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	750	740,595
2.25%, 01/14/19	750	755,093

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
2.30%, 05/28/19	$1,600	$1,608,320
5.30%, 08/13/19[a]	900	964,170
Deutsche Bank AG
2.85%, 05/10/19	1,627	1,638,129
Deutsche Bank AG/London
2.50%, 02/13/19	1,093	1,094,880
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	767	771,364
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)[a]	400	396,192
2.30%, 03/15/19 (Call 02/15/19)	650	654,095
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	252,530
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	525	524,785
2.30%, 12/13/19 (Call 11/13/19)	1,077	1,079,531
2.55%, 10/23/19	1,634	1,648,918
2.63%, 01/31/19	1,592	1,610,260
7.50%, 02/15/19	2,297	2,517,144
HSBC USA Inc.
2.25%, 06/23/19	300	301,278
2.38%, 11/13/19	825	829,290
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	250,930
Intesa Sanpaolo SpA
3.88%, 01/15/19	850	868,921
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	595	595,012
2.20%, 10/22/19	1,628	1,635,065
2.35%, 01/28/19	922	930,879
6.30%, 04/23/19[a]	1,768	1,914,656
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	497,215
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	247,783
2.35%, 03/08/19	1,000	1,007,470
2.50%, 12/15/19	250	252,885
Lloyds Bank PLC
2.05%, 01/22/19	600	601,014
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	750	755,603

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19[a]	$1,638	$1,644,880
2.45%, 02/01/19	1,480	1,492,950
2.50%, 01/24/19	1,516	1,531,948
5.63%, 09/23/19	1,750	1,890,175
7.30%, 05/13/19	1,775	1,955,606
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	250,980
National Australia Bank Ltd./New York
1.38%, 07/12/19	500	492,730
2.00%, 01/14/19	750	751,275
National City Corp.
6.88%, 05/15/19	161	176,461
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[b]	900	890,622
1.95%, 03/04/19 (Call 02/02/19)[b]	750	751,785
2.20%, 01/28/19 (Call 12/29/18)[b]	250	251,740
2.25%, 07/02/19 (Call 06/02/19)[b]	750	755,257
2.40%, 10/18/19 (Call 09/18/19)[b]	750	757,702
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19[b]	360	394,664
Royal Bank of Canada
1.50%, 07/29/19	877	868,774
1.63%, 04/15/19	1,023	1,018,407
2.15%, 03/15/19	607	610,326
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	505	549,319
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	850	853,086
Santander UK PLC
2.35%, 09/10/19	655	658,596
2.50%, 03/14/19	998	1,006,004
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	500	492,920
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19[a]	250	249,910
2.05%, 01/18/19	250	250,037
2.25%, 07/11/19	1,000	1,001,480
2.45%, 01/10/19	500	503,505
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	563	568,669

Security	Principal (000s)	Value
Svenska Handelsbanken AB
1.50%, 09/06/19	$750	$741,930
2.25%, 06/17/19	250	251,600
2.50%, 01/25/19	1,250	1,263,213
Synovus Financial Corp.
7.88%, 02/15/19	250	271,643
Toronto-Dominion Bank (The)
1.45%, 08/13/19	715	708,200
1.95%, 01/22/19	700	702,877
2.13%, 07/02/19	891	896,506
2.25%, 11/05/19	876	882,272
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	1,477	1,489,835
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	248,180
2.13%, 10/28/19 (Call 09/28/19)	750	755,865
UBS AG/Stamford CT
2.38%, 08/14/19	1,500	1,511,055
Wells Fargo & Co.
2.13%, 04/22/19	1,596	1,603,086
2.15%, 01/15/19	1,440	1,447,906
Wells Fargo Bank N.A.
1.75%, 05/24/19	1,000	997,860
2.15%, 12/06/19	1,250	1,255,350
Westpac Banking Corp.
1.60%, 08/19/19	490	485,056
1.65%, 05/13/19	585	580,987
2.25%, 01/17/19	575	578,116
4.88%, 11/19/19	1,700	1,816,212

		100,893,235
BEVERAGES — 2.86%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	2,481	2,484,672
2.15%, 02/01/19[a]	1,217	1,224,582
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	621	694,700
7.75%, 01/15/19	1,414	1,549,405
Coca-Cola Co. (The)
1.38%, 05/30/19	625	622,850
Constellation Brands Inc.
3.88%, 11/15/19	250	260,682
Molson Coors Brewing Co.
1.45%, 07/15/19	600	592,662

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
PepsiCo Inc.
1.35%, 10/04/19[a]	$285	$283,039
1.50%, 02/22/19	325	324,688
2.25%, 01/07/19 (Call 12/07/18)	662	669,732

		8,707,012
BIOTECHNOLOGY — 0.65%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	979	985,432
5.70%, 02/01/19	568	605,187
Celgene Corp.
2.25%, 05/15/19	166	166,827
Gilead Sciences Inc.
2.05%, 04/01/19[a]	232	233,009

		1,990,455
CHEMICALS — 1.99%
Agrium Inc.
6.75%, 01/15/19	103	110,567
Dow Chemical Co. (The)
8.55%, 05/15/19	2,010	2,268,547
EI du Pont de Nemours & Co.
5.75%, 03/15/19	242	259,054
Lubrizol Corp. (The)
8.88%, 02/01/19	513	574,729
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	518	543,921
Methanex Corp.
3.25%, 12/15/19	400	402,632
Monsanto Co.
2.13%, 07/15/19	861	862,093
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	398	430,222
Praxair Inc.
4.50%, 08/15/19	185	195,730
RPM International Inc.
6.13%, 10/15/19	370	403,814

		6,051,309
COMMERCIAL SERVICES — 0.21%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	75	79,615
Ecolab Inc.
2.00%, 01/14/19	75	75,376

Security	Principal (000s)	Value
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	$475	$481,769
Princeton University Series A
4.95%, 03/01/19	3	3,167

		639,927
COMPUTERS — 2.56%
Apple Inc.
1.10%, 08/02/19	600	593,754
1.55%, 02/08/19	250	250,320
1.70%, 02/22/19	725	728,038
2.10%, 05/06/19	1,635	1,651,791
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	2,433	2,489,202
International Business Machines Corp.
1.80%, 05/17/19	800	803,272
1.88%, 05/15/19	500	502,685
1.95%, 02/12/19[a]	550	553,548
8.38%, 11/01/19	200	231,874

		7,804,484
COSMETICS & PERSONAL CARE — 0.18%
Colgate-Palmolive Co.
1.75%, 03/15/19	166	166,619
Procter & Gamble Co. (The)
1.90%, 11/01/19	372	374,716

		541,335
DIVERSIFIED FINANCIAL SERVICES — 3.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	800	822,264
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	355	361,866
American Express Co.
8.13%, 05/20/19	102	114,414
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	125	124,156
2.13%, 03/18/19	1,162	1,168,310
2.25%, 08/15/19	1,427	1,437,959
Ameriprise Financial Inc.
7.30%, 06/28/19	500	554,155
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	501,510
2.30%, 06/05/19 (Call 05/05/19)	250	250,660
8.80%, 07/15/19[a]	250	283,857

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
International Lease Finance Corp.
5.88%, 04/01/19	$862	$917,927
6.25%, 05/15/19	500	538,270
Jefferies Group LLC
8.50%, 07/15/19	333	375,428
Mastercard Inc.
2.00%, 04/01/19	511	514,761
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	325	322,393
1.65%, 02/08/19	200	199,606
2.15%, 02/01/19 (Call 01/01/19)	175	176,197
2.30%, 11/15/19 (Call 10/15/19)	225	226,661
Nomura Holdings Inc.
2.75%, 03/19/19	914	921,842
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	925	932,049
3.00%, 08/15/19 (Call 07/15/19)	639	649,377
TD Ameritrade Holding Corp.
5.60%, 12/01/19	3	3,260

		11,396,922
ELECTRIC — 4.35%
Arizona Public Service Co.
8.75%, 03/01/19	103	115,450
CMS Energy Corp.
8.75%, 06/15/19	350	397,054
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	250	251,072
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	205	222,989
Consumers Energy Co.
6.13%, 03/15/19	150	161,680
6.70%, 09/15/19	350	387,289
Dominion Resources Inc./VA
1.88%, 01/15/19	350	349,111
2.50%, 12/01/19 (Call 11/01/19)	850	858,483
2.96%, 07/01/19[d]	125	126,697
5.20%, 08/15/19	215	229,620
Series B
1.60%, 08/15/19	290	286,291
DTE Energy Co.
1.50%, 10/01/19	180	177,170
2.40%, 12/01/19 (Call 11/01/19)	225	226,112

Security	Principal (000s)	Value
Duke Energy Corp.
5.05%, 09/15/19	$137	$145,942
Duke Energy Ohio Inc.
5.45%, 04/01/19	150	159,765
Duke Energy Progress LLC
5.30%, 01/15/19	405	429,025
Emera U.S. Finance LP
2.15%, 06/15/19	680	678,701
Entergy Texas Inc.
7.13%, 02/01/19	184	199,504
Eversource Energy
4.50%, 11/15/19	250	265,072
Exelon Generation Co. LLC
5.20%, 10/01/19	424	452,048
Georgia Power Co.
4.25%, 12/01/19	108	113,491
Indiana Michigan Power Co.
7.00%, 03/15/19	225	244,593
Jersey Central Power & Light Co.
7.35%, 02/01/19	270	292,704
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	605	611,945
Nevada Power Co.
7.13%, 03/15/19	266	292,002
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	230	231,327
2.40%, 09/15/19 (Call 08/15/19)	305	307,034
2.70%, 09/15/19 (Call 08/15/19)	200	202,810
6.00%, 03/01/19	375	401,288
Oglethorpe Power Corp.
6.10%, 03/15/19	5	5,357
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	360	362,412
Portland General Electric Co.
6.10%, 04/15/19	50	53,974
Progress Energy Inc.
4.88%, 12/01/19	470	498,759
7.05%, 03/15/19	320	348,499
Public Service Co. of Colorado
5.13%, 06/01/19	200	212,954
Public Service Co. of Oklahoma
5.15%, 12/01/19	100	107,005

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	$275	$275,365
Series I
1.80%, 06/01/19 (Call 05/01/19)	25	24,957
Public Service Enterprise Group Inc.
1.60%, 11/15/19	250	246,985
Southern Co. (The)
1.85%, 07/01/19	1,376	1,368,501
2.15%, 09/01/19 (Call 08/01/19)	315	315,003
Southern Power Co.
1.95%, 12/15/19	325	323,076
Southwestern Electric Power Co.
6.45%, 01/15/19	10	10,701
Union Electric Co.
6.70%, 02/01/19	250	269,533

		13,239,350
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
4.88%, 10/15/19	339	363,513
5.00%, 04/15/19	50	53,014

		416,527
ELECTRONICS — 0.57%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	555	560,666
Honeywell International Inc.
1.40%, 10/30/19	1,045	1,037,654
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	150	151,479

		1,749,799
ENVIRONMENTAL CONTROL — 0.18%
Republic Services Inc.
5.50%, 09/15/19	508	548,061

		548,061
FOOD — 1.60%
Campbell Soup Co.
4.50%, 02/15/19	100	104,481
General Mills Inc.
2.20%, 10/21/19	610	613,434
5.65%, 02/15/19	416	443,231
Kellogg Co.
4.15%, 11/15/19	358	376,090

Security	Principal (000s)	Value
Kroger Co. (The)
2.00%, 01/15/19	$550	$550,875
2.30%, 01/15/19 (Call 12/15/18)	270	271,674
Sysco Corp.
1.90%, 04/01/19	745	745,648
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	789	796,440
Unilever Capital Corp.
2.20%, 03/06/19	650	655,870
4.80%, 02/15/19	300	316,251

		4,873,994
FOREST PRODUCTS & PAPER — 0.05%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	130	143,317

		143,317
GAS — 0.40%
Atmos Energy Corp.
8.50%, 03/15/19	250	279,873
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	250	252,180
NiSource Finance Corp.
6.80%, 01/15/19	62	66,789
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	30	30,082
Sempra Energy
9.80%, 02/15/19	412	467,550
Southern Co. Gas Capital Corp.
5.25%, 08/15/19	100	106,265

		1,202,739
HAND & MACHINE TOOLS — 0.20%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	606	607,291

		607,291
HEALTH CARE – PRODUCTS — 1.98%
Abbott Laboratories
2.35%, 11/22/19	1,561	1,569,991
5.13%, 04/01/19	797	841,648
Becton Dickinson and Co.
2.68%, 12/15/19	1,119	1,128,254
6.38%, 08/01/19	172	186,790
Medtronic Global Holdings SCA
1.70%, 03/28/19	520	519,808

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Medtronic Inc.
5.60%, 03/15/19	$200	$214,052
Stryker Corp.
2.00%, 03/08/19	698	700,590
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	549	553,178
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	304	321,969

		6,036,280
HEALTH CARE – SERVICES — 1.00%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	285	286,704
Anthem Inc.
2.25%, 08/15/19	717	719,717
7.00%, 02/15/19	127	137,678
Dignity Health
2.64%, 11/01/19	50	50,370
Humana Inc.
2.63%, 10/01/19	200	202,124
Quest Diagnostics Inc.
2.70%, 04/01/19	187	189,345
UnitedHealth Group Inc.
1.63%, 03/15/19	122	121,573
1.70%, 02/15/19	955	953,816
2.30%, 12/15/19	379	382,347

		3,043,674
HOLDING COMPANIES – DIVERSIFIED — 0.17%
FS Investment Corp.
4.00%, 07/15/19[a]	200	201,222
Prospect Capital Corp.
5.00%, 07/15/19	300	308,160

		509,382
HOME BUILDERS — 0.11%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	325	333,583

		333,583
HOUSEHOLD PRODUCTS & WARES — 0.15%
Kimberly-Clark Corp.
1.40%, 02/15/19	140	139,623
1.90%, 05/22/19	305	306,699

		446,322

Security	Principal (000s)	Value
HOUSEWARES — 0.18%
Newell Brands Inc.
2.60%, 03/29/19	$305	$308,864
2.88%, 12/01/19 (Call 11/01/19)	225	228,913

		537,777
INSURANCE — 2.37%
Allstate Corp. (The)
7.45%, 05/16/19	315	347,256
American Financial Group Inc./OH
9.88%, 06/15/19	100	115,718
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,070	1,074,762
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	525	520,685
1.70%, 03/15/19	1,215	1,217,867
Berkshire Hathaway Inc.
2.10%, 08/14/19	448	451,835
Chubb INA Holdings Inc.
5.90%, 06/15/19	332	359,496
CNA Financial Corp.
7.35%, 11/15/19	250	281,060
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	205	218,302
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	325	327,178
MetLife Inc.
7.72%, 02/15/19	950	1,045,019
Protective Life Corp.
7.38%, 10/15/19	200	224,308
Prudential Financial Inc.
2.35%, 08/15/19	125	125,921
7.38%, 06/15/19	413	458,793
Reinsurance Group of America Inc.
6.45%, 11/15/19	120	132,246
Travelers Companies Inc. (The)
5.90%, 06/02/19	271	293,436
WR Berkley Corp.
7.38%, 09/15/19	25	27,671

		7,221,553
INTERNET — 1.10%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,250	1,256,775

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	$824	$840,356
Baidu Inc.
2.75%, 06/09/19	600	605,250
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	649	651,804

		3,354,185
IRON & STEEL — 0.30%
Vale Overseas Ltd.
5.63%, 09/15/19	850	902,284

		902,284
LODGING — 0.15%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	456	463,478

		463,478
MACHINERY — 1.49%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	375	370,601
1.90%, 03/22/19	100	100,139
2.10%, 06/09/19	632	634,768
2.25%, 12/01/19	476	478,604
7.15%, 02/15/19	813	886,390
Deere & Co.
4.38%, 10/16/19	255	269,976
John Deere Capital Corp.
1.25%, 10/09/19	280	276,282
1.95%, 01/08/19	795	799,690
1.95%, 03/04/19	350	351,666
2.25%, 04/17/19	203	205,040
2.30%, 09/16/19	164	165,602
Roper Technologies Inc.
6.25%, 09/01/19	5	5,461

		4,544,219
MANUFACTURING — 1.07%
3M Co.
1.63%, 06/15/19	463	464,245
Eaton Corp.
6.95%, 03/20/19	200	218,178
General Electric Co.
2.10%, 12/11/19	282	283,997
2.30%, 01/14/19	400	404,748
6.00%, 08/07/19	859	940,090

Security	Principal (000s)	Value
Illinois Tool Works Inc.
1.95%, 03/01/19	$333	$335,314
6.25%, 04/01/19	384	417,185
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	185	187,905

		3,251,662
MEDIA — 2.52%
21st Century Fox America Inc.
6.90%, 03/01/19	144	156,360
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	387	388,850
Comcast Corp.
5.70%, 07/01/19	937	1,013,609
Discovery Communications LLC
5.63%, 08/15/19	280	301,462
RELX Capital Inc.
8.63%, 01/15/19	125	138,227
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	436	441,027
Thomson Reuters Corp.
4.70%, 10/15/19	108	113,955
Time Warner Cable LLC
8.25%, 04/01/19	896	995,447
8.75%, 02/14/19	1,014	1,128,116
Time Warner Inc.
2.10%, 06/01/19	798	799,668
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	100	100,942
5.63%, 09/15/19	336	360,279
Walt Disney Co. (The)
0.88%, 07/12/19	163	160,268
1.65%, 01/08/19	550	551,028
1.85%, 05/30/19	698	700,876
5.50%, 03/15/19	289	309,635

		7,659,749
MINING — 0.97%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	952	1,042,031
Newmont Mining Corp.
5.13%, 10/01/19	426	454,699
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	1,289	1,464,446

		2,961,176

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.45%
Pitney Bowes Inc.
6.25%, 03/15/19	$300	$320,454
Xerox Corp.
2.75%, 03/15/19	683	686,695
5.63%, 12/15/19	347	371,890

		1,379,039
OIL & GAS — 6.22%
Anadarko Petroleum Corp.
6.95%, 06/15/19	250	273,598
8.70%, 03/15/19	505	564,464
BP Capital Markets PLC
1.68%, 05/03/19	852	849,342
2.24%, 05/10/19	896	902,872
4.75%, 03/10/19	678	713,520
Cenovus Energy Inc.
5.70%, 10/15/19	750	804,908
Chevron Corp.
1.56%, 05/16/19	839	837,607
1.69%, 02/28/19	250	250,265
2.19%, 11/15/19 (Call 10/15/19)	988	996,349
4.95%, 03/03/19	544	576,020
ConocoPhillips
5.75%, 02/01/19	1,594	1,701,452
Encana Corp.
6.50%, 05/15/19	385	415,296
EOG Resources Inc.
5.63%, 06/01/19	434	465,517
EQT Corp.
8.13%, 06/01/19	163	181,580
Exxon Mobil Corp.
1.71%, 03/01/19	1,195	1,197,605
1.82%, 03/15/19 (Call 02/15/19)	826	830,493
Hess Corp.
8.13%, 02/15/19	250	273,725
Husky Energy Inc.
7.25%, 12/15/19	586	659,818
Nabors Industries Inc.
9.25%, 01/15/19	650	719,563
Noble Energy Inc.
8.25%, 03/01/19	470	521,286
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	250	271,362

Security	Principal (000s)	Value
Shell International Finance BV
1.38%, 05/10/19[a]	$1,432	$1,421,203
1.38%, 09/12/19	700	692,986
4.30%, 09/22/19	917	969,306
Total Capital International SA
2.10%, 06/19/19	618	622,190
2.13%, 01/10/19[a]	927	933,415
Valero Energy Corp.
9.38%, 03/15/19	238	269,435

		18,915,177
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
6.80%, 08/01/19	50	54,992
WestRock RKT Co.
4.45%, 03/01/19	150	156,023

		211,015
PHARMACEUTICALS — 5.17%
Actavis Funding SCS
2.45%, 06/15/19	748	752,525
AmerisourceBergen Corp.
4.88%, 11/15/19	150	159,924
AstraZeneca PLC
1.95%, 09/18/19	548	548,038
Bristol-Myers Squibb Co.
1.60%, 02/27/19	285	284,644
1.75%, 03/01/19	432	432,143
Cardinal Health Inc.
2.40%, 11/15/19	202	203,085
Eli Lilly & Co.
1.95%, 03/15/19	232	233,262
Express Scripts Holding Co.
2.25%, 06/15/19	998	1,000,495
Express Scripts Inc.
7.25%, 06/15/19	162	178,420
Johnson & Johnson
1.13%, 03/01/19	375	373,357
1.88%, 12/05/19	368	369,557
McKesson Corp.
2.28%, 03/15/19	746	749,611
7.50%, 02/15/19	100	109,357
Mead Johnson Nutrition Co.
4.90%, 11/01/19	507	540,847
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	793	847,447

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Mylan Inc.
2.55%, 03/28/19[a]	$257	$258,272
Mylan NV
2.50%, 06/07/19	904	908,213
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,900	2,012,727
Pfizer Inc.
1.45%, 06/03/19[a]	533	530,639
1.70%, 12/15/19	441	440,810
2.10%, 05/15/19	1,110	1,119,835
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,150	2,137,616
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	1,564	1,548,689

		15,739,513
PIPELINES — 1.92%
Boardwalk Pipelines LP
5.75%, 09/15/19	100	106,956
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	373	369,852
Enbridge Energy Partners LP
9.88%, 03/01/19	83	93,941
Energy Transfer Partners LP
9.00%, 04/15/19	325	364,757
9.70%, 03/15/19	150	169,391
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	285	285,376
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	440	444,224
6.50%, 01/31/19	615	661,820
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	476	480,465
9.00%, 02/01/19	185	205,951
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,064	1,085,493
Magellan Midstream Partners LP
6.55%, 07/15/19	110	120,123
ONEOK Partners LP
8.63%, 03/01/19	108	119,730
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	637	635,707

Security	Principal (000s)	Value
Spectra Energy Capital LLC
8.00%, 10/01/19	$147	$165,099
TransCanada PipeLines Ltd.
3.13%, 01/15/19	406	414,108
7.13%, 01/15/19	120	130,064

		5,853,057
REAL ESTATE — 0.07%
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	200	202,580

		202,580
REAL ESTATE INVESTMENT TRUSTS — 1.98%
American Tower Corp.
3.40%, 02/15/19	830	847,671
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	393	424,338
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	435	437,910
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)[a]	365	373,734
Kimco Realty Corp.
6.88%, 10/01/19	200	222,006
Realty Income Corp.
6.75%, 08/15/19	371	408,853
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	225	227,194
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	1,042	1,048,898
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	515	531,351
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	735	739,263
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	350	351,925
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	284	293,165
Weyerhaeuser Co.
7.38%, 10/01/19	107	119,196

		6,025,504
RETAIL — 1.63%
Costco Wholesale Corp.
1.70%, 12/15/19	673	673,188
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	827	832,591

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$917	$924,354
Lowe’s Companies Inc.
1.15%, 04/15/19	275	271,958
McDonald’s Corp.
1.88%, 05/29/19[a]	365	365,365
5.00%, 02/01/19	5	5,269
Target Corp.
2.30%, 06/26/19	611	618,497
Wal-Mart Stores Inc.
4.13%, 02/01/19[a]	333	347,922
Walgreen Co.
5.25%, 01/15/19	84	88,612
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	809	820,819

		4,948,575
SEMICONDUCTORS — 0.14%
Texas Instruments Inc.
1.65%, 08/03/19	363	362,775
Xilinx Inc.
2.13%, 03/15/19	68	68,075

		430,850
SOFTWARE — 1.92%
CA Inc.
5.38%, 12/01/19	436	469,458
Microsoft Corp.
1.10%, 08/08/19	1,603	1,587,307
4.20%, 06/01/19	437	461,188
Oracle Corp.
2.25%, 10/08/19	1,375	1,392,559
2.38%, 01/15/19	921	933,203
5.00%, 07/08/19	944	1,010,873

		5,854,588
TELECOMMUNICATIONS — 4.53%
America Movil SAB de CV
5.00%, 10/16/19	600	640,938
AT&T Inc.
2.30%, 03/11/19	992	996,623
5.80%, 02/15/19	1,118	1,190,603
5.88%, 10/01/19[a]	995	1,080,570
British Telecommunications PLC
2.35%, 02/14/19	200	201,242

Security	Principal (000s)	Value
Cisco Systems Inc.
1.40%, 09/20/19	$671	$666,088
1.60%, 02/28/19	961	961,115
2.13%, 03/01/19	1,347	1,360,847
4.95%, 02/15/19	1,011	1,070,659
Deutsche Telekom International Finance BV
6.00%, 07/08/19	175	189,564
Juniper Networks Inc.
3.13%, 02/26/19	175	178,126
Orange SA
1.63%, 11/03/19	810	799,899
2.75%, 02/06/19[a]	718	726,638
5.38%, 07/08/19	764	816,884
Telefonica Emisiones SAU
5.88%, 07/15/19	655	706,987
Verizon Communications Inc.
1.38%, 08/15/19[a]	435	429,010
2.55%, 06/17/19	652	659,609
Vodafone Group PLC
5.45%, 06/10/19	1,033	1,104,039

		13,779,441
TOYS, GAMES & HOBBIES — 0.07%
Mattel Inc.
2.35%, 05/06/19[a]	212	212,500

		212,500
TRANSPORTATION — 1.26%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	414	442,603
Canadian National Railway Co.
5.55%, 03/01/19	284	303,196
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	110,129
FedEx Corp.
8.00%, 01/15/19	494	543,454
Norfolk Southern Corp.
5.90%, 06/15/19	161	173,835
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	120	120,789
2.55%, 06/01/19 (Call 05/01/19)	525	529,877
Union Pacific Corp.
2.25%, 02/15/19	450	454,131
United Parcel Service Inc.
5.13%, 04/01/19	1,091	1,161,948

		3,839,962

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.15%
GATX Corp.
2.50%, 03/15/19	$450	$453,524

		453,524

TOTAL CORPORATE BONDS & NOTES
(Cost: $300,330,489)		300,496,968

SHORT-TERM INVESTMENTS — 3.46%

MONEY MARKET FUNDS — 3.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	8,326	8,329,045
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	2,216	2,215,559

		10,544,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,543,001)		10,544,604

Value
TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $310,873,490)[h]	$311,041,572
Other Assets, Less Liabilities — (2.22)%	(6,765,100)

NET ASSETS — 100.00%	$304,276,472

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $310,876,732. Net unrealized appreciation was $164,840, of which $601,910 represented gross unrealized appreciation on securities and $437,070 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.45%, 07/29/19	$650	$250	$—	$900	$890,622	$6,356	$—
1.95%, 03/04/19	250	500	—	750	751,785	4,025	—
2.20%, 01/28/19	250	—	—	250	251,740	2,391	—
2.25%, 07/02/19	250	500	—	750	755,257	4,935	—
2.40%, 10/18/19	500	250	—	750	757,702	4,781	—
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	360	—	—	360	394,664	4,188	—

					$3,801,770	$26,676	$—

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$300,496,968	$—	$300,496,968
Money market funds	10,544,604	—	—	10,544,604

Total	$10,544,604	$300,496,968	$—	$311,041,572

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.62%

ADVERTISING — 0.19%
Omnicom Group Inc.
4.45%, 08/15/20	$535	$570,487

		570,487
AEROSPACE & DEFENSE — 1.88%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	435	430,885
4.88%, 02/15/20	570	617,504
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	250	252,742
4.40%, 12/15/20[a]	100	106,474
L3 Technologies Inc.
4.75%, 07/15/20	680	726,770
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,505	1,519,659
Raytheon Co.
3.13%, 10/15/20	555	574,553
4.40%, 02/15/20	427	455,587
United Technologies Corp.
4.50%, 04/15/20	1,035	1,114,892

		5,799,066
AGRICULTURE — 1.11%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,030	1,045,450
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	125	128,845
Philip Morris International Inc.
2.00%, 02/21/20	250	250,240
4.50%, 03/26/20	771	824,777
Reynolds American Inc.
3.25%, 06/12/20	1,014	1,046,164
6.88%, 05/01/20	100	112,971

		3,408,447
AIRLINES — 0.20%
Delta Air Lines Inc.
2.88%, 03/13/20	250	252,360
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	345	348,971

		601,331

Security	Principal (000s)	Value
APPAREL — 0.11%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	$345	$349,174

		349,174
AUTO MANUFACTURERS — 2.82%
American Honda Finance Corp.
2.00%, 02/14/20	100	100,489
2.15%, 03/13/20	310	311,386
2.45%, 09/24/20	785	794,051
Ford Motor Credit Co. LLC
2.46%, 03/27/20	800	799,840
2.68%, 01/09/20	400	402,880
3.16%, 08/04/20	1,000	1,017,820
8.13%, 01/15/20	675	773,584
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	825	840,073
3.20%, 07/13/20 (Call 06/13/20)	1,170	1,191,200
3.70%, 11/24/20 (Call 10/24/20)	735	758,167
PACCAR Financial Corp.
1.95%, 02/27/20	295	295,682
Toyota Motor Credit Corp.
1.95%, 04/17/20	100	100,181
2.15%, 03/12/20	1,045	1,052,325
Series B
4.50%, 06/17/20	220	236,379

		8,674,057
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	150	153,090

		153,090
BANKS — 29.67%
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	500	506,230
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	600	609,234
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	310	307,883
2.63%, 10/19/20	2,095	2,110,084
5.63%, 07/01/20	1,775	1,949,305
Series L
2.25%, 04/21/20	1,919	1,917,868

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	$710	$715,602
2.60%, 08/17/20 (Call 07/17/20)	1,045	1,060,456
4.60%, 01/15/20	100	106,644
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,160	1,168,074
Bank of Nova Scotia (The)
2.35%, 10/21/20	856	859,860
Barclays Bank PLC
5.14%, 10/14/20	1,075	1,153,099
Barclays PLC
2.88%, 06/08/20	1,000	1,011,580
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	1,055	1,067,344
2.63%, 06/29/20 (Call 05/29/20)	1,050	1,065,949
BNP Paribas SA
2.38%, 05/21/20[a]	800	802,248
BPCE SA
2.25%, 01/27/20	250	249,475
Capital One N.A./Mclean VA
2.35%, 01/31/20 (Call 12/31/19)	1,000	1,001,150
Citigroup Inc.
2.40%, 02/18/20	1,930	1,940,210
2.45%, 01/10/20 (Call 12/10/19)	75	75,433
2.65%, 10/26/20	2,450	2,470,335
5.38%, 08/09/20	560	613,032
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	250,292
Comerica Bank
2.50%, 06/02/20	250	250,812
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	500	501,855
2.40%, 11/02/20	750	751,477
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	500	502,610
Credit Suisse AG/New York NY
4.38%, 08/05/20	750	797,175
5.40%, 01/14/20	1,687	1,812,918
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	450	452,529
3.13%, 12/10/20	1,250	1,266,713

Security	Principal (000s)	Value
Deutsche Bank AG
2.95%, 08/20/20	$990	$991,653
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,250	1,277,113
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	1,207	1,230,319
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	420	430,382
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	1,689	1,703,424
2.60%, 12/27/20 (Call 12/27/19)	425	426,798
2.75%, 09/15/20 (Call 08/15/20)[a]	2,100	2,121,651
5.38%, 03/15/20	1,950	2,111,421
6.00%, 06/15/20	650	720,174
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	804,555
HSBC USA Inc.
2.35%, 03/05/20	1,200	1,204,392
2.75%, 08/07/20	1,300	1,318,551
5.00%, 09/27/20[a]	500	538,395
Huntington Bancshares Inc./OH
7.00%, 12/15/20[a]	200	229,148
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)[a]	500	502,115
2.88%, 08/20/20 (Call 07/20/20)	500	509,110
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	2,285	2,294,848
2.55%, 10/29/20 (Call 09/29/20)	1,680	1,692,768
2.75%, 06/23/20 (Call 05/23/20)	2,045	2,076,554
4.25%, 10/15/20	1,285	1,366,122
4.40%, 07/22/20	1,113	1,185,779
4.95%, 03/25/20	728	785,490
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	250	251,105
KeyCorp
2.90%, 09/15/20	1,375	1,399,984
Lloyds Bank PLC
2.40%, 03/17/20	250	251,725
2.70%, 08/17/20	600	609,066
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,117
Morgan Stanley
2.65%, 01/27/20	1,990	2,016,288
2.80%, 06/16/20	2,325	2,358,689

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
5.50%, 01/26/20	$1,225	$1,329,823
5.50%, 07/24/20	1,400	1,530,802
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	475	475,370
National Australia Bank Ltd./New York
2.25%, 01/10/20	1,050	1,053,602
2.63%, 07/23/20	250	252,840
Northern Trust Corp.
3.45%, 11/04/20	150	156,488
PNC Bank N.A.
2.30%, 06/01/20 (Call 05/02/20)[b]	250	251,335
2.45%, 11/05/20 (Call 10/06/20)[b]	1,000	1,008,190
2.60%, 07/21/20 (Call 06/21/20)[b]	250	253,487
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[b]	371	395,605
5.13%, 02/08/20[b]	497	537,386
RBC USA Holdco Corp.
5.25%, 09/15/20	125	136,578
Royal Bank of Canada
2.13%, 03/02/20	1,125	1,128,105
2.15%, 03/06/20	365	365,989
2.35%, 10/30/20	1,184	1,190,666
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	150	163,092
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	730	728,460
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,255	1,261,915
Santander UK PLC
2.38%, 03/16/20	575	577,777
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	251,073
State Street Corp.
2.55%, 08/18/20	1,086	1,108,730
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,750	1,761,620
2.45%, 10/20/20	250	249,858
2.65%, 07/23/20	250	251,813
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	470	472,261
Svenska Handelsbanken AB
2.40%, 10/01/20	750	752,557

Security	Principal (000s)	Value
Toronto-Dominion Bank (The)
2.50%, 12/14/20	$1,375	$1,391,239
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	500	503,025
UBS AG/Stamford CT
2.35%, 03/26/20	1,500	1,507,335
4.88%, 08/04/20	250	270,375
Wells Fargo & Co.
2.55%, 12/07/20	1,225	1,236,723
2.60%, 07/22/20	2,235	2,262,111
Series N
2.15%, 01/30/20[a]	1,580	1,583,760
Westpac Banking Corp.
2.15%, 03/06/20	600	601,314
2.30%, 05/26/20	680	681,788
2.60%, 11/23/20	1,606	1,620,582

		91,308,886
BEVERAGES — 2.97%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	450	486,684
5.38%, 01/15/20	1,933	2,101,190
Coca-Cola Co. (The)
1.88%, 10/27/20	1,160	1,161,775
2.45%, 11/01/20	897	914,357
3.15%, 11/15/20	600	628,356
Coca-Cola European Partners US LLC
3.50%, 09/15/20	300	310,491
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	211,290
Diageo Capital PLC
4.83%, 07/15/20	413	446,837
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	605	604,964
2.15%, 10/14/20 (Call 09/14/20)	872	879,639
3.13%, 11/01/20	760	790,027
4.50%, 01/15/20	550	589,429

		9,125,039
BIOTECHNOLOGY — 2.43%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	438	438,337
3.45%, 10/01/20	830	865,242

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	$987	$1,002,940
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	350	373,580
Biogen Inc.
2.90%, 09/15/20	1,447	1,475,954
Celgene Corp.
2.88%, 08/15/20	1,075	1,094,823
3.95%, 10/15/20	250	263,670
Genzyme Corp.
5.00%, 06/15/20	150	163,059
Gilead Sciences Inc.
2.35%, 02/01/20	455	459,127
2.55%, 09/01/20	1,335	1,352,649

		7,489,381
BUILDING MATERIALS — 0.19%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	150	151,938
Johnson Controls International PLC
5.00%, 03/30/20	150	161,017
Masco Corp.
7.13%, 03/15/20	250	281,883

		594,838
CHEMICALS — 1.36%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	200	201,594
3.05%, 08/01/20 (Call 07/01/20)	260	267,064
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	1,330	1,410,572
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	700	711,102
EI du Pont de Nemours & Co.
4.63%, 01/15/20	863	919,250
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	372	394,997
PPG Industries Inc.
3.60%, 11/15/20	88	91,864
Praxair Inc.
2.25%, 09/24/20	175	175,991

		4,172,434
COMMERCIAL SERVICES — 0.77%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	992	1,004,350

Security	Principal (000s)	Value
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$625	$641,169
Ecolab Inc.
2.25%, 01/12/20	50	50,229
Moody’s Corp.
5.50%, 09/01/20	300	329,349
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	200	205,174
Western Union Co. (The)
5.25%, 04/01/20	120	128,980

		2,359,251
COMPUTERS — 2.02%
Apple Inc.
1.55%, 02/07/20	905	901,887
1.90%, 02/07/20	380	382,124
2.00%, 05/06/20	1,050	1,057,885
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	2,085	2,154,847
HP Inc.
3.75%, 12/01/20	400	417,920
International Business Machines Corp.
1.63%, 05/15/20[a]	1,075	1,069,045
1.90%, 01/27/20	225	225,941

		6,209,649
COSMETICS & PERSONAL CARE — 0.07%
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	200	200,462

		200,462
DIVERSIFIED FINANCIAL SERVICES — 5.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	650	680,199
4.63%, 10/30/20	500	530,300
Air Lease Corp.
2.13%, 01/15/20	350	347,938
4.75%, 03/01/20	100	106,064
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	225	226,175
2.38%, 05/26/20 (Call 04/25/20)	1,975	1,991,393
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,321	1,339,071
Ameriprise Financial Inc.
5.30%, 03/15/20	130	141,166

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
4.45%, 07/22/20	$525	$561,782
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	3,934	3,962,482
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	1,170	1,191,025
International Lease Finance Corp.
8.25%, 12/15/20	750	885,277
Lazard Group LLC
4.25%, 11/14/20	175	185,290
Nasdaq Inc.
5.55%, 01/15/20	423	457,157
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)[a]	150	149,547
2.30%, 11/01/20 (Call 10/01/20)	525	527,205
2.35%, 06/15/20 (Call 05/15/20)	150	150,493
Nomura Holdings Inc.
6.70%, 03/04/20	820	913,078
Stifel Financial Corp.
3.50%, 12/01/20	261	265,860
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	636	640,064
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	2,475	2,493,686

		17,745,252
ELECTRIC — 3.66%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	505	511,343
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	275	277,043
CMS Energy Corp.
6.25%, 02/01/20	450	495,711
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20[a]	50	53,622
Consolidated Edison Inc.
2.00%, 03/15/20	315	314,811
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)[a]	250	259,482
Duke Energy Indiana LLC
3.75%, 07/15/20	527	552,480

Security	Principal (000s)	Value
Edison International
2.13%, 04/15/20	$250	$250,255
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	475	511,147
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	820	832,054
5.15%, 12/01/20 (Call 09/01/20)	485	523,354
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	835	847,325
4.00%, 10/01/20 (Call 07/01/20)[a]	485	504,807
Georgia Power Co.
2.00%, 03/30/20	160	159,424
Great Plains Energy Inc.
2.50%, 03/09/20	45	45,293
Integrys Holding Inc.
4.17%, 11/01/20	50	52,822
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	77,554
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	350	363,115
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	50	50,173
NV Energy Inc.
6.25%, 11/15/20	575	645,967
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	570	593,017
PSEG Power LLC
5.13%, 04/15/20[a]	250	268,975
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	710	733,437
Puget Energy Inc.
6.50%, 12/15/20	400	448,748
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	929	937,277
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	250	250,003
TECO Finance Inc.
5.15%, 03/15/20	250	266,537
UIL Holdings Corp.
4.63%, 10/01/20	108	111,984
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	325	327,493

		11,265,253

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20	$100	$106,977

		106,977
ELECTRONICS — 0.41%
Agilent Technologies Inc.
5.00%, 07/15/20	195	210,403
Amphenol Corp.
2.20%, 04/01/20	325	325,865
Arrow Electronics Inc.
6.00%, 04/01/20	78	84,919
Corning Inc.
4.25%, 08/15/20	100	105,976
Flex Ltd.
4.63%, 02/15/20	250	263,045
Jabil Circuit Inc.
5.63%, 12/15/20	250	269,452

		1,259,660
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
5.00%, 03/01/20	425	458,524
Waste Management Inc.
4.75%, 06/30/20	490	528,401

		986,925
FOOD — 1.52%
Hershey Co. (The)
4.13%, 12/01/20	200	214,736
Ingredion Inc.
4.63%, 11/01/20	275	295,499
JM Smucker Co. (The)
2.50%, 03/15/20	460	465,318
Kellogg Co.
4.00%, 12/15/20	348	368,118
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,365	1,385,775
5.38%, 02/10/20	580	629,381
Kroger Co. (The)
6.15%, 01/15/20	535	590,142
Mondelez International Inc.
5.38%, 02/10/20	80	86,248
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	523	528,392

Security	Principal (000s)	Value
Unilever Capital Corp.
2.10%, 07/30/20	$100	$100,409

		4,664,018
GAS — 0.45%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	475	481,759
NiSource Finance Corp.
5.45%, 09/15/20	300	328,620
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	350	352,044
2.85%, 11/15/20 (Call 10/15/20)	211	213,655

		1,376,078
HEALTH CARE – PRODUCTS — 2.65%
Abbott Laboratories
2.00%, 03/15/20	719	718,360
2.80%, 09/15/20 (Call 08/15/20)	375	378,881
4.13%, 05/27/20[a]	248	260,720
Becton Dickinson and Co.
3.25%, 11/12/20	450	459,045
Boston Scientific Corp.
2.85%, 05/15/20	780	790,998
6.00%, 01/15/20	643	704,439
Covidien International Finance SA
4.20%, 06/15/20	100	106,439
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	360	364,680
Life Technologies Corp.
6.00%, 03/01/20	425	465,894
Medtronic Inc.
2.50%, 03/15/20	2,085	2,123,156
4.45%, 03/15/20	388	414,787
Stryker Corp.
4.38%, 01/15/20	200	211,870
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	100	107,011
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,047	1,059,030

		8,165,310
HEALTH CARE – SERVICES — 1.09%
Anthem Inc.
4.35%, 08/15/20	610	645,758
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	100	106,541
5.13%, 06/15/20	90	97,374

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.63%, 02/01/20	$780	$784,251
4.63%, 11/15/20 (Call 08/15/20)[a]	125	133,264
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	315	317,196
UnitedHealth Group Inc.
2.70%, 07/15/20	877	895,320
3.88%, 10/15/20 (Call 07/15/20)	340	358,979

		3,338,683
HOLDING COMPANIES – DIVERSIFIED — 0.07%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	165	168,191
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	50,873

		219,064
HOME BUILDERS — 0.09%
DR Horton Inc.
4.00%, 02/15/20	275	286,105

		286,105
INSURANCE — 2.67%
AEGON Funding Co. LLC
5.75%, 12/15/20	175	192,836
Aflac Inc.
2.40%, 03/16/20	545	551,164
Alterra Finance LLC
6.25%, 09/30/20	200	223,792
American International Group Inc.
3.38%, 08/15/20	695	714,912
6.40%, 12/15/20	725	821,164
Aon Corp.
5.00%, 09/30/20	550	594,297
AXIS Specialty Finance LLC
5.88%, 06/01/20	75	82,400
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	615	634,957
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	770	773,319
CNA Financial Corp.
5.88%, 08/15/20	275	304,604
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	490	532,596
Manulife Financial Corp.
4.90%, 09/17/20	125	134,689

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$347	$349,269
PartnerRe Finance B LLC
5.50%, 06/01/20	220	240,711
Prudential Financial Inc.
4.50%, 11/15/20	277	298,099
5.38%, 06/21/20	560	614,275
Travelers Companies Inc. (The)
3.90%, 11/01/20	495	524,452
Unum Group
5.63%, 09/15/20	435	477,934
WR Berkley Corp.
5.38%, 09/15/20	150	162,093

		8,227,563
INTERNET — 0.45%
Baidu Inc.
3.00%, 06/30/20	600	607,698
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)[a]	280	288,616
Expedia Inc.
5.95%, 08/15/20	450	492,291

		1,388,605
IRON & STEEL — 0.21%
Vale Overseas Ltd.
4.63%, 09/15/20	625	652,412

		652,412
LEISURE TIME — 0.20%
Carnival Corp.
3.95%, 10/15/20	575	607,510

		607,510
LODGING — 0.02%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	51,482

		51,482
MACHINERY — 1.09%
Caterpillar Financial Services Corp.
2.00%, 03/05/20[a]	460	459,328
2.10%, 01/10/20	265	265,946
2.50%, 11/13/20	175	176,656
IDEX Corp.
4.50%, 12/15/20 (Call 09/15/20)	250	263,165

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
John Deere Capital Corp.
1.70%, 01/15/20	$464	$462,302
2.05%, 03/10/20[a]	387	387,836
2.20%, 03/13/20	115	115,951
2.38%, 07/14/20	347	349,981
Series 0014
2.45%, 09/11/20	410	414,121
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	124,836
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	340	347,517

		3,367,639
MANUFACTURING — 1.46%
3M Co.
2.00%, 08/07/20[a]	512	515,712
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,475	1,491,682
4.38%, 09/16/20	796	856,400
5.50%, 01/08/20	425	465,613
Series A
5.55%, 05/04/20	710	784,287
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	50,563
Pall Corp.
5.00%, 06/15/20	250	272,310
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	50	51,589

		4,488,156
MEDIA — 2.94%
21st Century Fox America Inc.
5.65%, 08/15/20	300	330,744
CBS Corp.
5.75%, 04/15/20[a]	480	527,669
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,350	1,394,482
Comcast Corp.
5.15%, 03/01/20	1,005	1,094,556
Discovery Communications LLC
5.05%, 06/01/20	960	1,034,678
NBCUniversal Media LLC
5.15%, 04/30/20	1,480	1,616,574

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	$300	$303,174
Time Warner Cable LLC
5.00%, 02/01/20	885	943,870
Time Warner Inc.
4.88%, 03/15/20	1,011	1,084,338
Walt Disney Co. (The)
2.15%, 09/17/20	710	715,595

		9,045,680
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	615	619,914

		619,914
MINING — 0.24%
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	627	652,086
Southern Copper Corp.
5.38%, 04/16/20	75	81,351

		733,437
OFFICE & BUSINESS EQUIPMENT — 0.25%
Xerox Corp.
2.75%, 09/01/20	460	457,534
2.80%, 05/15/20	325	324,409

		781,943
OIL & GAS — 5.00%
BP Capital Markets PLC
2.32%, 02/13/20	1,450	1,463,514
2.52%, 01/15/20	845	856,771
4.50%, 10/01/20	955	1,026,883
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)[a]	1,455	1,458,070
1.99%, 03/03/20	305	306,241
2.42%, 11/17/20 (Call 10/17/20)	835	845,613
2.43%, 06/24/20 (Call 05/24/20)	500	506,840
ConocoPhillips
6.00%, 01/15/20	420	463,924
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	725	730,082
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	525	528,790
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	1,265	1,272,223

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$325	$324,057
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	475	489,112
Nabors Industries Inc.
5.00%, 09/15/20	625	646,419
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	113,198
Shell International Finance BV
2.13%, 05/11/20	1,412	1,418,425
2.25%, 11/10/20	825	829,373
4.38%, 03/25/20	715	762,790
Total Capital SA
4.45%, 06/24/20	905	973,011
Valero Energy Corp.
6.13%, 02/01/20	325	358,498

		15,373,834
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
3.50%, 03/01/20	100	102,821

		102,821
PHARMACEUTICALS — 3.57%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	2,677	2,702,297
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	2,890	2,948,118
Allergan Inc./U.S.
3.38%, 09/15/20	150	154,427
AstraZeneca PLC
2.38%, 11/16/20	1,050	1,054,273
Cardinal Health Inc.
4.63%, 12/15/20	325	348,793
Johnson & Johnson
2.95%, 09/01/20[a]	320	331,181
Mead Johnson Nutrition Co.
3.00%, 11/15/20	550	561,314
Medco Health Solutions Inc.
4.13%, 09/15/20	175	183,181
Merck & Co. Inc.
1.85%, 02/10/20	795	799,214
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)	475	490,922

Security	Principal (000s)	Value
Novartis Capital Corp.
1.80%, 02/14/20	$60	$59,996
4.40%, 04/24/20	400	428,844
Pfizer Inc.
5.20%, 08/12/20	110	121,180
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	610	606,480
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	175	180,236

		10,970,456
PIPELINES — 2.94%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	625	637,406
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	635	669,493
5.20%, 03/15/20	275	294,888
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	860	894,942
Enterprise Products Operating LLC
5.20%, 09/01/20	677	738,600
5.25%, 01/31/20	285	307,660
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	825	892,139
6.50%, 04/01/20	425	470,662
6.85%, 02/15/20	460	511,699
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)	160	165,403
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	250	251,428
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	475	512,701
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	200	216,414
Spectra Energy Capital LLC
5.65%, 03/01/20	100	107,531
TransCanada PipeLines Ltd.
3.80%, 10/01/20	582	609,296
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	388	406,178
5.25%, 03/15/20	1,260	1,356,453

		9,042,893

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
REAL ESTATE — 0.13%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)[a]	$385	$393,262

		393,262
REAL ESTATE INVESTMENT TRUSTS — 2.23%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	100	100,599
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	790	797,655
5.05%, 09/01/20	365	394,156
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	390	403,810
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	395	434,927
DDR Corp.
7.88%, 09/01/20	355	410,455
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	300	308,499
5.88%, 02/01/20 (Call 11/03/19)	465	504,795
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	330	352,734
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	750	754,800
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	50	53,236
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,563
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	500	504,030
5.65%, 02/01/20 (Call 11/01/19)	816	888,347
Tanger Properties LP
6.13%, 06/01/20	150	164,638
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	51,658
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	580	585,266
Welltower Inc.
6.13%, 04/15/20	100	110,391

		6,870,559
RETAIL — 3.01%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	81,694

Security	Principal (000s)	Value
AutoNation Inc.
5.50%, 02/01/20	$200	$214,812
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	200	210,358
Costco Wholesale Corp.
1.75%, 02/15/20	225	225,455
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	2,483	2,529,382
Home Depot Inc. (The)
3.95%, 09/15/20 (Call 06/15/20)	202	214,722
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	350	375,343
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	845	848,118
2.75%, 12/09/20 (Call 11/09/20)	1,050	1,069,141
3.50%, 07/15/20	150	156,453
Nordstrom Inc.
4.75%, 05/01/20[a]	310	330,407
Target Corp.
3.88%, 07/15/20	593	628,076
Wal-Mart Stores Inc.
3.25%, 10/25/20	1,560	1,631,963
3.63%, 07/08/20	720	760,205

		9,276,129
SAVINGS & LOANS — 0.08%
First Niagara Financial Group Inc.
6.75%, 03/19/20	225	251,739

		251,739
SEMICONDUCTORS — 1.88%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	185	188,223
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	1,840	1,842,097
Intel Corp.
2.45%, 07/29/20	1,565	1,590,681
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	320	324,365
QUALCOMM Inc.
2.25%, 05/20/20	1,395	1,403,412
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	449	447,559

		5,796,337

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
SOFTWARE — 2.59%
Adobe Systems Inc.
4.75%, 02/01/20	$575	$619,298
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	75	76,420
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	335	351,184
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	225	232,342
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	1,167	1,214,964
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)[a]	485	491,363
4.63%, 10/01/20	140	150,151
Microsoft Corp.
1.85%, 02/06/20	385	386,390
1.85%, 02/12/20 (Call 01/12/20)	1,120	1,124,166
2.00%, 11/03/20 (Call 10/03/20)	1,250	1,255,787
3.00%, 10/01/20	1,339	1,391,516
Oracle Corp.
3.88%, 07/15/20	640	678,035

		7,971,616
TELECOMMUNICATIONS — 4.55%
America Movil SAB de CV
5.00%, 03/30/20	1,150	1,238,033
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	2,365	2,368,973
5.20%, 03/15/20	1,035	1,117,893
Cisco Systems Inc.
2.45%, 06/15/20	1,274	1,296,371
4.45%, 01/15/20	1,770	1,892,519
Telefonica Emisiones SAU
5.13%, 04/27/20	1,077	1,163,031
Verizon Communications Inc.
2.63%, 02/21/20	2,123	2,154,951
4.50%, 09/15/20	2,590	2,770,601

		14,002,372
TRANSPORTATION — 0.89%
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	175	183,073
FedEx Corp.
2.30%, 02/01/20	730	737,658

Security	Principal or Shares (000s)	Value
Norfolk Southern Railway Co.
9.75%, 06/15/20	$50	$61,056
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	345	348,391
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	375	374,041
2.25%, 06/19/20 (Call 05/19/20)	560	564,301
United Parcel Service of America Inc.
8.38%, 04/01/20	402	473,210

		2,741,730
TRUCKING & LEASING — 0.09%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	275	278,988

		278,988

TOTAL CORPORATE BONDS & NOTES
(Cost: $302,445,824)		303,465,994

SHORT-TERM INVESTMENTS — 3.50%

MONEY MARKET FUNDS — 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	8,080	8,083,100
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	2,681	2,681,235

		10,764,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,762,304)		10,764,335

TOTAL INVESTMENTS IN SECURITIES — 102.12%
(Cost: $313,208,128)[g]		314,230,329
Other Assets, Less Liabilities — (2.12)%		(6,518,018)

NET ASSETS — 100.00%		$307,712,311

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $313,213,587. Net unrealized appreciation was $1,016,742, of which $1,254,480 represented gross unrealized appreciation on securities and $237,738 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.30%, 06/01/20	$250	$—	$—	$250	$251,335	$2,077	$—
2.45%, 11/05/20	750	250	—	1,000	1,008,190	9,346	—
2.60%, 07/21/20	250	—	—	250	253,487	2,869	—
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	290	81	—	371	395,605	4,651	—
5.13%, 02/08/20	175	322	—	497	537,386	4,648	—

					$2,446,003	$23,591	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$303,465,994	$—	$303,465,994
Money market funds	10,764,335	—	—	10,764,335

Total	$10,764,335	$303,465,994	$—	$314,230,329

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.31%

ADVERTISING — 0.15%
WPP Finance 2010
4.75%, 11/21/21	$476	$514,851

		514,851
AEROSPACE & DEFENSE — 1.45%
Boeing Co. (The)
2.35%, 10/30/21	940	947,501
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	311	331,554
Harris Corp.
5.55%, 10/01/21	225	250,198
L3 Technologies Inc.
4.95%, 02/15/21 (Call 11/15/20)	495	532,605
Lockheed Martin Corp.
3.35%, 09/15/21[a]	940	978,239
Northrop Grumman Corp.
3.50%, 03/15/21	421	441,162
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	1,195	1,180,397
8.75%, 03/01/21	200	245,713

		4,907,369
AGRICULTURE — 0.91%
Altria Group Inc.
4.75%, 05/05/21	1,137	1,238,614
Archer-Daniels-Midland Co.
4.48%, 03/01/21	307	333,402
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	720	709,524
2.90%, 11/15/21	809	824,597

		3,106,137
APPAREL — 0.07%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	230	240,003

		240,003
AUTO MANUFACTURERS — 3.45%
American Honda Finance Corp.
1.65%, 07/12/21	515	501,862
1.70%, 09/09/21	712	694,335
Ford Motor Credit Co. LLC
3.20%, 01/15/21	1,050	1,062,989
3.34%, 03/18/21	1,200	1,218,996

Security	Principal (000s)	Value
5.75%, 02/01/21	$650	$716,489
5.88%, 08/02/21	1,400	1,559,362
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	1,105	1,114,525
4.20%, 03/01/21 (Call 02/01/21)	1,151	1,203,647
4.38%, 09/25/21	1,017	1,070,860
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	835	825,598
2.75%, 05/17/21[a]	561	571,614
3.40%, 09/15/21[a]	648	677,037
4.25%, 01/11/21[a]	459	492,424

		11,709,738
BANKS — 30.44%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	850	844,475
2.55%, 11/23/21	750	750,758
Bancolombia SA
5.95%, 06/03/21	550	604,890
Bank of America Corp.
2.63%, 04/19/21	1,600	1,601,728
5.00%, 05/13/21	1,375	1,497,485
5.88%, 01/05/21	855	954,163
Bank of Montreal
1.90%, 08/27/21	1,210	1,190,071
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	886	877,317
2.50%, 04/15/21 (Call 03/15/21)	1,170	1,178,225
3.55%, 09/23/21 (Call 08/23/21)	933	976,832
4.15%, 02/01/21	65	69,139
Bank of Nova Scotia (The)
2.45%, 03/22/21	1,796	1,804,172
2.80%, 07/21/21	804	817,314
4.38%, 01/13/21[a]	9	9,648
Barclays PLC
3.20%, 08/10/21	1,350	1,366,146
3.25%, 01/12/21	600	609,912
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,075	1,064,454
BNP Paribas SA
5.00%, 01/15/21	2,048	2,222,858
BPCE SA
2.65%, 02/03/21	500	500,850
2.75%, 12/02/21[a]	750	750,923

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	$250	$254,835
Capital One Financial Corp.
4.75%, 07/15/21	1,531	1,649,699
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	250	245,178
2.95%, 07/23/21 (Call 06/23/21)	1,000	1,008,840
Citigroup Inc.
2.35%, 08/02/21[a]	1,403	1,386,360
2.70%, 03/30/21	2,258	2,266,423
2.90%, 12/08/21 (Call 11/08/21)[a]	1,450	1,459,758
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	500	499,750
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 09/01/17)	225	223,218
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21	800	803,808
Cooperatieve Rabobank UA
4.50%, 01/11/21	1,326	1,425,874
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,500	1,508,910
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,250	1,269,312
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	1,000	1,020,120
Deutsche Bank AG
3.13%, 01/13/21	750	749,917
3.38%, 05/12/21	1,073	1,079,588
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	500	509,310
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	1,000	995,750
2.88%, 10/01/21 (Call 09/01/21)	400	406,740
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,124	1,107,927
2.63%, 04/25/21 (Call 03/25/21)[a]	1,882	1,884,014
2.88%, 02/25/21 (Call 01/25/21)	1,007	1,019,014
5.25%, 07/27/21[a]	2,573	2,829,734
HSBC Holdings PLC
2.95%, 05/25/21	1,900	1,921,736
3.40%, 03/08/21	2,100	2,156,616
5.10%, 04/05/21	1,676	1,828,147

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	$660	$674,144
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	1,858	1,844,697
2.40%, 06/07/21 (Call 05/07/21)	595	593,394
2.55%, 03/01/21 (Call 02/01/21)	2,978	2,991,074
4.35%, 08/15/21	1,705	1,828,681
4.63%, 05/10/21	1,303	1,408,843
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	500	499,925
KeyCorp
5.10%, 03/24/21	712	780,338
Lloyds Bank PLC
6.38%, 01/21/21	715	812,326
Lloyds Banking Group PLC
3.10%, 07/06/21	650	660,179
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21[a]	1,500	1,474,785
2.95%, 03/01/21	1,750	1,774,097
Mizuho Financial Group Inc.
2.27%, 09/13/21[a]	750	735,660
Morgan Stanley
2.50%, 04/21/21	2,010	2,005,397
2.63%, 11/17/21[a]	2,385	2,381,399
5.50%, 07/28/21[a]	1,524	1,696,486
5.75%, 01/25/21	1,875	2,084,962
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	244,065
2.63%, 01/14/21	1,400	1,410,710
Northern Trust Corp.
3.38%, 08/23/21	65	67,740
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[b]	1,000	992,830
2.55%, 12/09/21 (Call 11/09/21)[b]	260	261,253
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	550	561,566
Royal Bank of Canada
2.50%, 01/19/21	820	828,225
Santander UK Group Holdings PLC
2.88%, 08/05/21	800	797,200
3.13%, 01/08/21	1,131	1,142,095

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	$500	$487,820
2.63%, 03/15/21	1,000	1,007,410
State Street Corp.
1.95%, 05/19/21	15	14,813
4.38%, 03/07/21	961	1,031,278
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,660	1,629,655
2.44%, 10/19/21	300	297,873
2.93%, 03/09/21	1,661	1,683,672
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	860	872,685
Svenska Handelsbanken AB
1.88%, 09/07/21	500	488,335
2.45%, 03/30/21	1,250	1,252,575
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,026	1,005,070
2.13%, 04/07/21	1,226	1,220,348
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	1,366	1,375,398
4.13%, 05/24/21 (Call 04/23/21)	349	373,671
Wells Fargo & Co.
2.10%, 07/26/21	2,159	2,128,752
2.50%, 03/04/21	1,884	1,891,084
3.00%, 01/22/21	925	945,267
4.60%, 04/01/21	1,995	2,153,981
Westpac Banking Corp.
2.00%, 08/19/21	1,000	980,390
2.10%, 05/13/21	820	809,201

		103,403,287
BEVERAGES — 2.99%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	5,528	5,593,175
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	156	167,084
Coca-Cola Co. (The)
1.55%, 09/01/21	365	357,882
3.30%, 09/01/21	1,201	1,259,393
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	200	205,369
Coca-Cola European Partners US LLC
4.50%, 09/01/21 (Call 06/01/21)	200	213,436

Security	Principal (000s)	Value
Constellation Brands Inc.
3.75%, 05/01/21[a]	$250	$260,367
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	870	853,792
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)[a]	420	411,415
3.00%, 08/25/21	817	845,358

		10,167,271
BIOTECHNOLOGY — 1.24%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	285	278,471
3.88%, 11/15/21 (Call 08/15/21)	850	899,869
4.10%, 06/15/21 (Call 03/15/21)	1,223	1,298,752
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	1,198	1,292,618
4.50%, 04/01/21 (Call 01/01/21)	399	429,867

		4,199,577
BUILDING MATERIALS — 0.49%
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	200	208,968
4.25%, 03/01/21	155	164,522
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	400	409,692
Vulcan Materials Co.
7.50%, 06/15/21	760	895,979

		1,679,161
CHEMICALS — 1.34%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	257,838
Celanese U.S. Holdings LLC
5.88%, 06/15/21	224	250,609
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	977	1,037,994
EI du Pont de Nemours & Co.
3.63%, 01/15/21	729	764,094
4.25%, 04/01/21	192	205,263
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	650	736,053
Monsanto Co.
2.75%, 07/15/21	300	301,476
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	300	311,307

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Praxair Inc.
3.00%, 09/01/21[a]	$300	$308,757
4.05%, 03/15/21	105	111,797
Westlake Chemical Corp.
4.63%, 02/15/21 (Call 02/15/18)	250	259,772

		4,544,960
COMMERCIAL SERVICES — 0.63%
Ecolab Inc.
4.35%, 12/08/21	842	912,534
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	155	153,847
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	480	482,150
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	460	478,842
Verisk Analytics Inc.
5.80%, 05/01/21	100	111,054

		2,138,427
COMPUTERS — 3.74%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	885	865,229
2.25%, 02/23/21 (Call 01/23/21)	1,810	1,825,910
2.85%, 05/06/21	2,284	2,350,259
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[c]	3,270	3,434,448
HP Inc.
4.30%, 06/01/21	313	331,029
4.38%, 09/15/21	1,405	1,495,173
4.65%, 12/09/21	1,194	1,288,660
International Business Machines Corp.
2.25%, 02/19/21[a]	650	654,856
2.90%, 11/01/21	200	205,944
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	257	263,309

		12,714,817
COSMETICS & PERSONAL CARE — 0.47%
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)[a]	320	314,871
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	781	770,050
1.85%, 02/02/21	450	448,092

Security	Principal (000s)	Value
Series A
9.36%, 01/01/21	$42	$47,758

		1,580,771
DIVERSIFIED FINANCIAL SERVICES — 2.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	1,100	1,163,954
5.00%, 10/01/21	550	594,528
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	210	215,527
3.88%, 04/01/21 (Call 03/01/21)	450	469,139
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	1,260	1,254,065
HSBC Finance Corp.
6.68%, 01/15/21	2,003	2,272,844
International Lease Finance Corp.
4.63%, 04/15/21[a]	235	249,166
Jefferies Group LLC
6.88%, 04/15/21	461	527,721
MasterCard Inc.
2.00%, 11/21/21 (Call 10/21/21)	700	695,604
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	497	513,992

		7,956,540
ELECTRIC — 3.87%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	100	107,176
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	395	389,355
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	350	363,444
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	323	318,245
Dominion Resources Inc./VA
4.10%, 04/01/21[d]	385	402,575
4.45%, 03/15/21	606	649,596
Series C
2.00%, 08/15/21 (Call 07/15/21)	200	195,330
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	384	407,320
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	713	692,786
3.55%, 09/15/21 (Call 06/15/21)	819	853,119

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	$155	$159,128
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	410	409,205
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	104,780
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	475	472,159
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[c]	865	841,706
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	225	224,852
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	160,105
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	300	317,871
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	300	321,357
Ohio Power Co. Series M
5.38%, 10/01/21	243	271,241
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	325	334,510
4.25%, 05/15/21 (Call 02/15/21)	50	53,150
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	400	424,068
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	97,640
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	155	159,348
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	70	74,330
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	665	673,432
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	245	242,479
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	275	267,608
Puget Energy Inc.
6.00%, 09/01/21	205	229,258
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,542
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	100	104,580

Security	Principal (000s)	Value
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	$470	$498,308
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,331	1,314,256
Southern Power Co.
2.50%, 12/15/21 (Call 11/15/21)	275	272,025
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	150	153,765
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	370	370,314

		13,135,963
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	164	166,729

		166,729
ELECTRONICS — 0.94%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	185	189,390
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	310	315,109
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	225	227,223
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[c]	575	569,463
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	922	907,737
4.25%, 03/01/21	534	576,624
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	365	396,824

		3,182,370
ENGINEERING & CONSTRUCTION — 0.08%
Fluor Corp.
3.38%, 09/15/21	253	263,302

		263,302
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
5.25%, 11/15/21	544	606,930
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	450	485,410

		1,092,340
FOOD — 1.28%
Campbell Soup Co.
4.25%, 04/15/21	305	325,395

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	$763	$784,173
JM Smucker Co. (The)
3.50%, 10/15/21	361	376,245
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)[a]	185	185,722
2.95%, 11/01/21 (Call 10/01/21)	513	520,613
3.30%, 01/15/21 (Call 12/15/20)	382	392,898
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	500	500,740
Unilever Capital Corp.
1.38%, 07/28/21	100	96,527
4.25%, 02/10/21	1,075	1,153,185

		4,335,498
FOREST PRODUCTS & PAPER — 0.08%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/21[a]	150	160,242
International Paper Co.
7.50%, 08/15/21	105	125,243

		285,485
GAS — 0.20%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	365	385,144
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	156	165,145
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	125	129,000

		679,289
HAND & MACHINE TOOLS — 0.02%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	62,566

		62,566
HEALTH CARE – PRODUCTS — 1.99%
Abbott Laboratories
2.90%, 11/30/21 (Call 10/30/21)	2,038	2,056,668
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	345	336,323
Becton Dickinson and Co.
3.13%, 11/08/21	832	836,751
CR Bard Inc.
4.40%, 01/15/21 (Call 10/15/20)	250	261,395
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	375	402,577

Security	Principal (000s)	Value
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	$290	$309,529
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	990	999,732
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	871	906,789
4.50%, 03/01/21	542	580,845
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	50	51,011

		6,741,620
HEALTH CARE – SERVICES — 1.13%
Aetna Inc.
4.13%, 06/01/21 (Call 03/01/21)	180	191,199
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	581	604,681
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	270	288,498
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	573	634,970
Quest Diagnostics Inc.
4.70%, 04/01/21	309	333,467
UnitedHealth Group Inc.
2.13%, 03/15/21	950	947,568
2.88%, 12/15/21	500	512,245
3.38%, 11/15/21 (Call 08/15/21)	159	166,319
4.70%, 02/15/21 (Call 11/15/20)	150	162,804

		3,841,751
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
4.85%, 06/15/21	200	217,310

		217,310
HOUSEHOLD PRODUCTS & WARES — 0.05%
Clorox Co. (The)
3.80%, 11/15/21	150	158,226

		158,226
HOUSEWARES — 0.36%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	825	845,964
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	357	381,465

		1,227,429

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
INSURANCE — 1.85%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	$1,248	$1,278,613
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	200	201,338
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	808	871,161
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	340	342,319
3.75%, 08/15/21[a]	363	386,003
CNA Financial Corp.
5.75%, 08/15/21	275	306,606
Lincoln National Corp.
4.85%, 06/24/21	150	162,245
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	212	230,062
MetLife Inc.
4.75%, 02/08/21[a]	500	543,455
Progressive Corp. (The)
3.75%, 08/23/21	257	272,014
Prudential Financial Inc.
4.50%, 11/16/21	300	325,242
Reinsurance Group of America Inc.
5.00%, 06/01/21	100	109,004
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	600	611,598
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	250	252,000
Willis Towers Watson PLC
5.75%, 03/15/21	178	195,800
XLIT Ltd.
5.75%, 10/01/21	175	195,717

		6,283,177
INTERNET — 1.03%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	1,000	1,017,530
Alphabet Inc.
3.63%, 05/19/21	513	546,186
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	905	944,512
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	569	576,005

Security	Principal (000s)	Value
JD.com Inc.
3.13%, 04/29/21	$400	$399,484

		3,483,717
IRON & STEEL — 0.35%
Vale Overseas Ltd.
5.88%, 06/10/21[a]	1,100	1,189,419

		1,189,419
LODGING — 0.19%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	400	406,132
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	254,450

		660,582
MACHINERY — 1.39%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	900	875,412
Caterpillar Inc.
3.90%, 05/27/21	1,149	1,223,501
John Deere Capital Corp.
2.55%, 01/08/21	685	693,090
2.80%, 03/04/21	274	279,083
3.15%, 10/15/21	406	419,317
3.90%, 07/12/21	108	114,772
Joy Global Inc.
5.13%, 10/15/21	200	220,794
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	266	267,825
Xylem Inc./NY
4.88%, 10/01/21	580	629,770

		4,723,564
MANUFACTURING — 1.08%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	500	491,685
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	106,529
General Electric Co.
4.63%, 01/07/21	903	981,453
4.65%, 10/17/21[a]	862	952,312
5.30%, 02/11/21	1,034	1,146,716

		3,678,695
MEDIA — 2.24%
21st Century Fox America Inc.
4.50%, 02/15/21[a]	637	684,093

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	$95	$100,808
Discovery Communications LLC
4.38%, 06/15/21	425	448,847
NBCUniversal Media LLC
4.38%, 04/01/21	1,273	1,375,324
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	52,294
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,027	1,072,126
4.13%, 02/15/21 (Call 11/15/20)	200	209,134
Time Warner Inc.
4.70%, 01/15/21	825	887,205
4.75%, 03/29/21	700	754,621
Viacom Inc.
3.88%, 12/15/21[a]	650	678,327
Walt Disney Co. (The)
2.30%, 02/12/21	395	398,847
2.75%, 08/16/21	410	420,599
3.75%, 06/01/21	500	532,525

		7,614,750
MINING — 0.93%
Barrick North America Finance LLC
4.40%, 05/30/21	695	750,982
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	1,010	1,053,622
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	482	498,359
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	250	263,002
4.13%, 05/20/21	542	577,046

		3,143,011
OFFICE & BUSINESS EQUIPMENT — 0.32%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	400	394,768
Xerox Corp.
4.50%, 05/15/21	664	698,481

		1,093,249
OIL & GAS — 5.09%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	775	832,970
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	252	260,644

Security	Principal (000s)	Value
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	$445	$439,402
3.56%, 11/01/21[a]	620	648,861
4.74%, 03/11/21	1,005	1,096,395
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	398	407,811
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	866	863,255
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	747	760,692
4.20%, 03/15/21 (Call 02/15/21)	650	694,551
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	530	549,933
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	462,447
EOG Resources Inc.
4.10%, 02/01/21	531	561,586
EQT Corp.
4.88%, 11/15/21	584	627,987
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)[a]	1,709	1,720,177
Marathon Petroleum Corp.
5.13%, 03/01/21	694	752,816
Nabors Industries Inc.
4.63%, 09/15/21	662	668,044
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	746	789,313
5.63%, 05/01/21 (Call 05/30/17)	307	315,482
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,001	1,062,011
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	550	566,835
Shell International Finance BV
1.75%, 09/12/21	410	401,304
1.88%, 05/10/21	1,323	1,303,036
Total Capital International SA
2.75%, 06/19/21[a]	973	990,563
Total Capital SA
4.13%, 01/28/21[a]	212	226,083
4.25%, 12/15/21	278	299,998

		17,302,196

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.24%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$488	$501,742
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	312	321,366

		823,108
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	125	133,693

		133,693
PHARMACEUTICALS — 4.60%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,172	1,165,073
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	171	177,736
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)[a]	375	382,853
4.75%, 11/15/21	940	1,014,363
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,135	1,124,149
2.45%, 12/05/21	70	71,261
3.55%, 05/15/21[a]	250	264,888
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	400	430,204
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	650	691,476
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	1,662	1,675,711
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	450	459,446
3.50%, 12/15/21 (Call 10/15/21)	200	205,034
Pfizer Inc.
1.95%, 06/03/21	665	663,956
2.20%, 12/15/21[a]	870	872,810
Sanofi
4.00%, 03/29/21	1,090	1,160,011
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	2,514	2,483,053
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21[a]	525	536,529

Security	Principal (000s)	Value
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	$365	$373,596
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,915	1,863,027

		15,615,176
PIPELINES — 2.32%
ANR Pipeline Co.
9.63%, 11/01/21	100	128,675
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	145	154,161
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	400	418,732
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	921	973,902
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	475	480,624
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	1,058	1,081,107
5.00%, 10/01/21 (Call 07/01/21)	130	140,113
5.80%, 03/01/21	160	176,727
Magellan Midstream Partners LP
4.25%, 02/01/21	300	317,253
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)[a]	422	451,316
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 05/09/17)[a]	90	92,561
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	1,400	1,519,504
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	350	371,763
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	500	526,795
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	482	519,712
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	500	519,590

		7,872,535

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
REAL ESTATE — 0.15%
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	$486	$501,464

		501,464
REAL ESTATE INVESTMENT TRUSTS — 3.29%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	975	995,845
3.45%, 09/15/21	371	381,169
5.90%, 11/01/21	105	118,130
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	634	671,095
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	127,608
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	425	416,453
3.40%, 02/15/21 (Call 01/15/21)	595	608,144
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	560	568,932
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	350	379,424
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)[a]	1,133	1,226,416
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	805	877,949
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	54,930
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	100	102,253
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	100	100,927
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	460	479,743
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	210	234,982
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	392	398,507
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	250	275,600
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	561	562,358
4.13%, 12/01/21 (Call 09/01/21)[a]	167	178,029
4.38%, 03/01/21 (Call 12/01/20)	719	767,870

Security	Principal (000s)	Value
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	$831	$892,635
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	225	234,198
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	225	242,179
Weyerhaeuser Co.
4.70%, 03/15/21 (Call 12/15/20)	275	292,545

		11,187,921
RETAIL — 3.20%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	150	152,488
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	489	532,017
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,581	1,560,953
4.13%, 05/15/21 (Call 02/15/21)	286	302,900
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	945	942,118
4.40%, 04/01/21 (Call 01/01/21)	805	872,556
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	744	761,060
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	180	190,240
3.80%, 11/15/21 (Call 08/15/21)	405	430,685
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)	300	303,009
McDonald’s Corp.
3.63%, 05/20/21	335	351,321
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	253	265,227
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	200	215,048
4.88%, 01/14/21 (Call 10/14/20)	250	268,948
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	705	709,505
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	559	571,667
Wal-Mart Stores Inc.
4.25%, 04/15/21[a]	613	665,651
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	707	710,881
3.30%, 11/18/21 (Call 09/18/21)	1,020	1,049,672

		10,855,946

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
SEMICONDUCTORS — 1.43%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	$625	$623,875
Applied Materials Inc.
4.30%, 06/15/21	492	530,784
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	470	462,738
3.30%, 10/01/21	1,237	1,295,325
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	286	301,833
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	715	721,685
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	695	686,639
Xilinx Inc.
3.00%, 03/15/21	245	250,290

		4,873,169
SOFTWARE — 2.20%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)[c]	410	403,727
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	375	390,206
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	485	477,250
Fiserv Inc.
4.75%, 06/15/21	100	108,183
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,568	1,536,766
4.00%, 02/08/21[a]	605	649,159
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	2,451	2,422,862
2.80%, 07/08/21	1,432	1,468,802

		7,456,955
TELECOMMUNICATIONS — 5.00%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	1,200	1,208,880
3.88%, 08/15/21	1,486	1,551,072
4.45%, 05/15/21	717	764,544
4.60%, 02/15/21 (Call 11/15/20)	585	623,259
5.00%, 03/01/21	1,041	1,130,568
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	1,430	1,412,483

Security	Principal (000s)	Value
2.20%, 02/28/21	$1,632	$1,639,638
2.90%, 03/04/21	261	268,911
Juniper Networks Inc.
4.60%, 03/15/21	125	133,242
Motorola Solutions Inc.
3.50%, 09/01/21	500	508,315
Orange SA
4.13%, 09/14/21	638	677,409
Qwest Corp.
6.75%, 12/01/21[a]	586	648,860
Telefonica Emisiones SAU
5.46%, 02/16/21	1,047	1,154,297
Verizon Communications Inc.
1.75%, 08/15/21 (Call 07/15/21)	600	579,078
3.00%, 11/01/21 (Call 09/01/21)	1,197	1,211,328
3.45%, 03/15/21[a]	615	635,197
3.50%, 11/01/21	1,530	1,580,154
4.60%, 04/01/21	937	1,006,497
Vodafone Group PLC
4.38%, 03/16/21	230	245,373

		16,979,105
TOYS, GAMES & HOBBIES — 0.08%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,542
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	265	259,326

		284,868
TRANSPORTATION — 1.08%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	585	611,179
4.10%, 06/01/21 (Call 03/01/21)	100	106,601
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	300	306,924
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	500	534,215
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	284	292,867
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	300	295,512
3.45%, 11/15/21 (Call 10/15/21)[a]	100	103,218
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	430	456,987

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
3.13%, 01/15/21	$933	$966,569

		3,674,072
TRUCKING & LEASING — 0.07%
GATX Corp.
4.85%, 06/01/21[a]	225	243,245

		243,245

TOTAL CORPORATE BONDS & NOTES
(Cost: $332,802,808)		333,926,404

SHORT-TERM INVESTMENTS — 6.92%

MONEY MARKET FUNDS — 6.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	21,613	21,621,333
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	1,882	1,882,231

		23,503,564

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,497,960)		23,503,564

Value
TOTAL INVESTMENTS IN SECURITIES — 105.23%
(Cost: $356,300,768)[h]	$357,429,968
Other Assets, Less Liabilities — (5.23)%	(17,758,155)

NET ASSETS — 100.00%	$339,671,813

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $356,322,472. Net unrealized appreciation was $1,107,496, of which $1,794,414 represented gross unrealized appreciation on securities and $686,918 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$500	$500	$—	$1,000	$992,830	$7,482	$—
2.55%, 12/09/21	—	260	—	260	261,253	2,103	—

					$1,254,083	$9,585	$—

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$333,926,404	$—	$333,926,404
Money market funds	23,503,564	—	—	23,503,564

Total	$23,503,564	$333,926,404	$—	$357,429,968

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.70%

ADVERTISING — 0.42%
Omnicom Group Inc.
3.63%, 05/01/22	$718	$748,479
WPP Finance 2010
3.63%, 09/07/22	294	302,609

		1,051,088
AEROSPACE & DEFENSE — 1.56%
Boeing Co. (The)
2.20%, 10/30/22 (Call 08/30/22)	150	147,722
Embraer SA
5.15%, 06/15/22[a]	350	371,094
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	543	538,759
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	713	717,855
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	450	454,775
United Technologies Corp.
3.10%, 06/01/22	1,616	1,675,954

		3,906,159
AGRICULTURE — 1.00%
Altria Group Inc.
2.85%, 08/09/22	1,142	1,154,116
Philip Morris International Inc.
2.50%, 08/22/22	522	520,126
2.63%, 02/18/22 (Call 01/18/22)	250	251,770
Reynolds American Inc.
4.00%, 06/12/22	544	575,449

		2,501,461
AIRLINES — 0.29%
Continental Airlines Inc. Pass Through Trust Series 2007-1, Class A
5.98%, 10/19/23	184	201,741
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	500	512,855

		714,596
AUTO MANUFACTURERS — 2.06%
Ford Motor Credit Co. LLC
3.22%, 01/09/22	400	402,452
3.34%, 03/28/22 (Call 02/28/22)[a]	700	705,957
4.25%, 09/20/22	600	628,224

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	$1,684	$1,701,245
Toyota Motor Credit Corp.
2.60%, 01/11/22	274	276,507
2.80%, 07/13/22	250	253,625
3.30%, 01/12/22	1,140	1,184,870

		5,152,880
BANKS — 18.42%
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	1,421	1,393,688
5.70%, 01/24/22	1,767	1,990,084
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)[a]	751	750,715
Bank of New York Mellon Corp. (The)
2.60%, 02/07/22 (Call 01/07/22)[a]	500	503,175
Bank of Nova Scotia (The)
2.70%, 03/07/22	685	690,966
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)[a]	550	558,129
3.95%, 03/22/22 (Call 02/22/22)	100	105,560
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	500	505,095
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)[a]	500	501,540
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	500	498,765
4.05%, 07/30/22	780	816,379
4.50%, 01/14/22	1,999	2,151,144
Cooperatieve Rabobank UA
3.88%, 02/08/22[a]	2,203	2,340,644
3.95%, 11/09/22	1,000	1,035,540
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	1,520	1,563,107
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	325	336,703
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	1,855	1,868,393
5.75%, 01/24/22	2,773	3,129,414
HSBC Holdings PLC
2.65%, 01/05/22	1,550	1,540,607
4.00%, 03/30/22	1,806	1,902,278
4.88%, 01/14/22	379	412,204

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	$1,187	$1,164,815
ING Groep NV
3.15%, 03/29/22	750	761,123
JPMorgan Chase & Co.
3.25%, 09/23/22	2,102	2,152,427
4.50%, 01/24/22	1,954	2,113,720
KeyBank N.A./Cleveland OH
3.18%, 10/15/27	250	253,980
Lloyds Banking Group PLC
3.00%, 01/11/22	1,050	1,056,594
Mitsubishi UFJ Financial Group Inc.
3.00%, 02/22/22[a]	500	507,340
Mizuho Financial Group Inc.
2.95%, 02/28/22	1,050	1,056,678
Morgan Stanley
4.88%, 11/01/22	1,521	1,652,277
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	154,527
National Australia Bank Ltd./New York
2.80%, 01/10/22	500	506,240
Northern Trust Corp.
2.38%, 08/02/22[a]	361	358,126
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/18/22)[b]	1,000	1,010,020
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	546	551,056
3.30%, 03/08/22 (Call 02/06/22)[b]	610	633,857
Royal Bank of Canada
2.75%, 02/01/22	500	508,400
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[d]	750	754,020
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	550	561,264
Sumitomo Mitsui Financial Group Inc.
2.85%, 01/11/22[a]	250	251,928
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	686	687,935
U.S. Bancorp.
2.63%, 01/24/22 (Call 12/23/21)	675	681,257
2.95%, 07/15/22 (Call 06/15/22)	1,475	1,496,786
3.00%, 03/15/22 (Call 02/15/22)	312	319,806

Security	Principal (000s)	Value
Wells Fargo & Co.
3.50%, 03/08/22[a]	$1,553	$1,618,708
Westpac Banking Corp.
2.80%, 01/11/22	680	688,010

		46,095,024
BEVERAGES — 2.77%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,845	1,838,708
3.75%, 01/15/22	1,675	1,762,753
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	25,496
Coca-Cola Refreshments USA Inc.
8.50%, 02/01/22	100	127,209
Constellation Brands Inc.
6.00%, 05/01/22	499	568,930
Diageo Investment Corp.
2.88%, 05/11/22	801	818,726
Molson Coors Brewing Co.
3.50%, 05/01/22	377	392,061
PepsiCo Inc.
2.75%, 03/05/22	749	765,366
3.10%, 07/17/22 (Call 05/17/22)	614	634,145

		6,933,394
BIOTECHNOLOGY — 2.03%
Amgen Inc.
2.70%, 05/01/22 (Call 03/01/22)	482	485,037
3.63%, 05/15/22 (Call 02/15/22)	300	313,593
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	325	334,623
Biogen Inc.
3.63%, 09/15/22	751	782,572
Celgene Corp.
3.25%, 08/15/22	714	729,830
3.55%, 08/15/22	951	986,634
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)[a]	430	419,456
3.25%, 09/01/22 (Call 07/01/22)	999	1,028,620

		5,080,365
BUILDING MATERIALS — 0.31%
Masco Corp.
5.95%, 03/15/22	450	510,093

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)[a]	$263	$275,569

		785,662
CHEMICALS — 1.52%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)[a]	400	403,180
Cabot Corp.
3.70%, 07/15/22	450	464,472
Celanese U.S. Holdings LLC
4.63%, 11/15/22	354	380,946
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	995	1,008,840
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	646	669,799
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	373	368,047
2.45%, 02/15/22 (Call 11/15/21)	100	100,406
Syngenta Finance NV
3.13%, 03/28/22	393	397,681

		3,793,371
COMMERCIAL SERVICES — 0.60%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	510	543,298
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	144	147,110
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	369	397,490
Verisk Analytics Inc.
4.13%, 09/12/22	150	157,116
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	250	253,903

		1,498,917
COMPUTERS — 2.59%
Apple Inc.
2.15%, 02/09/22	1,616	1,611,799
2.50%, 02/09/22 (Call 01/09/22)	300	303,798
2.70%, 05/13/22	649	661,643
Computer Sciences Corp.
4.45%, 09/15/22	305	324,968
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	1,010	1,065,782
HP Inc.
4.05%, 09/15/22	368	386,293

Security	Principal (000s)	Value
International Business Machines Corp.
1.88%, 08/01/22	$1,150	$1,122,032
2.50%, 01/27/22	200	202,436
2.88%, 11/09/22	300	305,808
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[d]	500	499,115

		6,483,674
COSMETICS & PERSONAL CARE — 0.42%
Colgate-Palmolive Co.
2.30%, 05/03/22	440	442,195
Procter & Gamble Co. (The)
2.30%, 02/06/22	592	598,672

		1,040,867
DIVERSIFIED FINANCIAL SERVICES — 3.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	1,250	1,295,063
4.63%, 07/01/22	500	532,585
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	288	298,333
American Express Co.
2.65%, 12/02/22	1,088	1,085,889
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	585	589,019
CME Group Inc.
3.00%, 09/15/22	543	557,808
Discover Financial Services
3.85%, 11/21/22	579	593,608
5.20%, 04/27/22	100	108,308
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)[a]	308	325,347
Franklin Resources Inc.
2.80%, 09/15/22	185	186,833
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[d]	200	201,910
International Lease Finance Corp.
5.88%, 08/15/22	402	452,097
8.63%, 01/15/22	75	92,407
Invesco Finance PLC
3.13%, 11/30/22	249	253,888

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	$300	$300,441
3.05%, 02/15/22 (Call 11/15/21)	250	256,990
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	600	611,016
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,432	1,457,447

		9,198,989
ELECTRIC — 3.94%
Alabama Power Co. Series 17A
2.45%, 03/30/22 (Call 02/28/22)	415	413,950
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	176,209
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	369	374,044
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	125	125,586
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	200	219,334
Dominion Resources Inc./VA
2.75%, 01/15/22 (Call 12/15/21)	100	99,975
Series B
2.75%, 09/15/22 (Call 06/15/22)	500	495,505
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	150	150,726
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	275	280,951
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	398	405,598
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	175	177,809
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	544	574,932
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	460	469,389
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	300	315,639
Georgia Power Co.
2.85%, 05/15/22	200	201,618
Great Plains Energy Inc.
3.15%, 04/01/22 (Call 03/01/22)	350	354,854
5.29%, 06/15/22 (Call 03/15/22)[c]	25	27,459

Security	Principal (000s)	Value
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	$300	$294,714
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	50	49,509
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	390	416,344
7.00%, 09/01/22	475	575,800
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	520	516,324
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	300	306,621
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	100	98,672
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	175	179,716
4.20%, 06/15/22 (Call 03/15/22)	512	542,771
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	630	639,091
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	98,835
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	150	165,947
Southern California Edison Co. Series B
2.40%, 02/01/22 (Call 12/01/21)	225	225,299
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	100	103,290
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	522	524,887
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	250	255,840

		9,857,238
ELECTRONICS — 1.14%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	250	252,855
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	192	203,226
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	200	203,820
Avnet Inc.
4.88%, 12/01/22	445	469,026
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	250	252,110

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Jabil Circuit Inc.
4.70%, 09/15/22	$128	$134,234
Koninklijke Philips NV
3.75%, 03/15/22[a]	925	972,637
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	250	254,132
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	111	114,852

		2,856,892
ENGINEERING & CONSTRUCTION — 0.35%
ABB Finance USA Inc.
2.88%, 05/08/22	856	871,117

		871,117
ENVIRONMENTAL CONTROL — 0.28%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	498	519,165
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	168	171,918

		691,083
FOOD — 1.64%
Campbell Soup Co.
2.50%, 08/02/22	100	99,144
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	200	213,738
JM Smucker Co. (The)
3.00%, 03/15/22	310	315,831
Kellogg Co.
3.13%, 05/17/22	250	254,953
Kraft Heinz Foods Co.
3.50%, 06/06/22[a]	1,186	1,224,533
3.50%, 07/15/22 (Call 05/15/22)	706	728,048
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	305	313,229
Sysco Corp.
2.60%, 06/12/22	145	144,404
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	507	541,172
WhiteWave Foods Co. (The)
5.38%, 10/01/22	250	280,265

		4,115,317
FOREST PRODUCTS & PAPER — 0.47%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	250	263,053

Security	Principal (000s)	Value
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	$300	$315,210
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	552	602,756

		1,181,019
GAS — 0.31%
NiSource Finance Corp.
6.13%, 03/01/22[a]	396	455,539
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	332	331,940

		787,479
HAND & MACHINE TOOLS — 0.27%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	75	75,195
Stanley Black & Decker Inc.
2.90%, 11/01/22	593	606,402

		681,597
HEALTH CARE – PRODUCTS — 1.73%
Abbott Laboratories
2.55%, 03/15/22	451	446,296
Boston Scientific Corp.
3.38%, 05/15/22	362	371,810
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	316	325,711
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	543	559,920
3.15%, 03/15/22	1,697	1,757,192
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	492	504,900
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	367	371,287

		4,337,116
HEALTH CARE – SERVICES — 2.31%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,381	1,387,795
Anthem Inc.
3.13%, 05/15/22	664	673,083
Catholic Health Initiatives
2.95%, 11/01/22	415	404,256
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	583	615,730
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	325	328,500

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
3.20%, 02/01/22	$411	$416,824
3.75%, 08/23/22 (Call 05/23/22)	181	187,025
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	512	524,498
3.35%, 07/15/22	1,194	1,244,470

		5,782,181
HOLDING COMPANIES – DIVERSIFIED — 0.19%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	482	481,841

		481,841
HOME BUILDERS — 0.14%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	150	158,859
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	175	183,116

		341,975
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.70%, 06/01/22	100	109,012

		109,012
HOUSEHOLD PRODUCTS & WARES — 0.23%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	50,280
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	425	435,506
Kimberly-Clark Corp.
2.40%, 03/01/22	100	99,776

		585,562
INSURANCE — 2.74%
Alleghany Corp.
4.95%, 06/27/22	344	377,440
American International Group Inc.
4.88%, 06/01/22	1,329	1,448,304
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	1,124	1,158,833
Berkshire Hathaway Inc.
3.40%, 01/31/22[a]	210	220,702
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	610	618,064
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	50	51,138

Security	Principal (000s)	Value
Fidelity National Financial Inc.
5.50%, 09/01/22	$150	$158,500
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	737	816,213
Lincoln National Corp.
4.20%, 03/15/22	500	531,085
Markel Corp.
4.90%, 07/01/22	100	108,754
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	495	500,277
MetLife Inc.
3.05%, 12/15/22	352	358,875
Primerica Inc.
4.75%, 07/15/22	145	155,005
Principal Financial Group Inc.
3.30%, 09/15/22	80	81,763
WR Berkley Corp.
4.63%, 03/15/22	250	268,755

		6,853,708
INTERNET — 1.04%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	1,061	1,062,401
Baidu Inc.
3.50%, 11/28/22	400	410,244
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	698	691,955
3.80%, 03/09/22 (Call 02/09/22)	407	425,339

		2,589,939
IRON & STEEL — 0.86%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	550	589,831
Vale Overseas Ltd.
4.38%, 01/11/22	1,525	1,565,169

		2,155,000
LODGING — 0.41%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	504	497,292
3.25%, 09/15/22 (Call 06/15/22)	100	102,296
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	401	421,748

		1,021,336

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
MACHINERY — 1.11%
Caterpillar Financial Services Corp.
2.85%, 06/01/22[a]	$272	$276,711
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	680	686,351
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	642	646,738
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	378	383,772
John Deere Capital Corp.
2.65%, 01/06/22[a]	335	338,980
2.75%, 03/15/22	260	263,726
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	174	176,352

		2,772,630
MANUFACTURING — 1.91%
3M Co.
2.00%, 06/26/22	370	366,674
Eaton Corp.
2.75%, 11/02/22	1,175	1,178,466
General Electric Co.
2.70%, 10/09/22	2,122	2,158,159
3.15%, 09/07/22	608	632,071
Parker-Hannifin Corp.
3.50%, 09/15/22	170	177,806
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	272	271,276

		4,784,452
MEDIA — 3.48%
21st Century Fox America Inc.
3.00%, 09/15/22	897	910,069
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	733	757,504
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	1,915	2,035,549
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	519	699,721
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	907	880,262
3.13%, 07/15/22[a]	705	728,420

Security	Principal (000s)	Value
Discovery Communications LLC
3.30%, 05/15/22	$377	$377,909
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	489	490,232
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	25,585
Time Warner Inc.
3.40%, 06/15/22	215	219,573
4.00%, 01/15/22[a]	351	369,091
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	350	349,104
Walt Disney Co. (The)
2.35%, 12/01/22	708	707,058
2.45%, 03/04/22	155	156,197

		8,706,274
MINING — 1.33%
Barrick Gold Corp.
3.85%, 04/01/22	239	252,943
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	853	870,648
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,074	1,112,600
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	348	352,089
3.50%, 03/22/22 (Call 12/22/21)	617	643,272
Southern Copper Corp.
3.50%, 11/08/22	105	106,137

		3,337,689
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
4.07%, 03/17/22[d]	250	256,290

		256,290
OIL & GAS — 5.63%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	982	997,967
BP Capital Markets PLC
2.50%, 11/06/22	368	363,672
3.06%, 03/17/22	502	512,823
3.25%, 05/06/22	1,661	1,711,943
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	350	344,183
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,273	1,263,796
2.41%, 03/03/22 (Call 01/03/22)	687	689,968

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	$548	$541,654
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	723	725,986
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)	750	754,207
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	314	327,781
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	682	663,184
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	435	436,101
3.13%, 02/15/22 (Call 11/15/21)	526	539,034
Phillips 66
4.30%, 04/01/22	1,560	1,684,254
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	303	319,417
Sasol Financing International Ltd.
4.50%, 11/14/22[a]	600	610,782
Shell International Finance BV
2.38%, 08/21/22	736	729,295
Total Capital International SA
2.88%, 02/17/22[a]	848	862,713

		14,078,760
OIL & GAS SERVICES — 0.49%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	892	861,779
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[d]	372	371,959

		1,233,738
PACKAGING & CONTAINERS — 0.17%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	200	209,784
WestRock RKT Co.
4.90%, 03/01/22	200	217,978

		427,762
PHARMACEUTICALS — 4.90%
AbbVie Inc.
2.90%, 11/06/22	2,088	2,096,519
3.20%, 11/06/22 (Call 09/06/22)	725	738,543
Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,454	2,523,350

Security	Principal (000s)	Value
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	$681	$690,146
Bristol-Myers Squibb Co.
2.00%, 08/01/22	648	631,670
Express Scripts Holding Co.
3.90%, 02/15/22	821	855,031
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,258	1,278,858
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	140	138,387
Merck & Co. Inc.
2.35%, 02/10/22	838	844,670
2.40%, 09/15/22 (Call 06/15/22)	576	577,711
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	310	310,539
2.40%, 09/21/22	1,076	1,077,883
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	510	502,722

		12,266,029
PIPELINES — 3.21%
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	50	60,778
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	629	680,150
Enterprise Products Operating LLC
4.05%, 02/15/22	337	356,731
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	992	1,025,857
4.15%, 03/01/22	50	52,068
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	777	784,024
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	499	508,311
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	213	227,231
5.88%, 03/01/22 (Call 12/01/21)	900	990,108
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (Call 12/15/21)[a]	750	840,803
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	175	186,408

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$637	$632,739
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	347	356,105
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	340	341,513
3.60%, 03/15/22 (Call 01/15/22)	963	982,664

		8,025,490
REAL ESTATE INVESTMENT TRUSTS — 3.93%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	313	333,674
American Tower Corp.
2.25%, 01/15/22	457	443,962
4.70%, 03/15/22	861	927,263
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	175	176,276
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	263	269,785
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	175	172,867
Crown Castle International Corp.
4.88%, 04/15/22	533	580,037
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	475	499,329
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	350	358,743
3.95%, 07/01/22 (Call 05/01/22)	109	113,837
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	200	208,638
4.38%, 06/15/22 (Call 03/15/22)	250	266,550
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	255	279,980
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	258,262
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	200	205,906
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	105	105,206
4.00%, 12/01/22 (Call 10/01/22)	425	441,554
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	473	503,977
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)[a]	185	200,990

Security	Principal (000s)	Value
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	$342	$347,889
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)[a]	25	25,457
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	150	156,088
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	150	152,496
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	250	253,095
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	307	304,240
3.38%, 03/15/22 (Call 12/15/21)	320	330,650
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	170	181,347
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	380	384,488
4.25%, 03/01/22 (Call 12/01/21)	418	442,365
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	217,306
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)	100	101,394
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	101,467
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	441	485,003

		9,830,121
RETAIL — 3.16%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,248
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	272	282,861
Costco Wholesale Corp.
2.25%, 02/15/22[a]	500	501,380
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	849	848,737
3.50%, 07/20/22 (Call 05/20/22)[a]	1,144	1,187,575
4.75%, 12/01/22 (Call 09/01/22)	125	136,661
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)[a]	1,034	1,051,009

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	$450	$466,538
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	458	456,850
McDonald’s Corp.
2.63%, 01/15/22	881	885,863
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	52,102
QVC Inc.
5.13%, 07/02/22	400	419,668
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	377	385,098
Target Corp.
2.90%, 01/15/22	452	463,409
Walgreen Co.
3.10%, 09/15/22	706	716,774

		7,907,773
SAVINGS & LOANS — 0.10%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	232	237,292

		237,292
SEMICONDUCTORS — 2.07%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[d]	2,035	2,050,120
Intel Corp.
2.70%, 12/15/22	860	874,285
3.10%, 07/29/22	777	804,638
QUALCOMM Inc.
3.00%, 05/20/22	1,074	1,096,146
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	355	345,837

		5,171,026
SOFTWARE — 3.38%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	175	179,249
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	325	333,557
Dun & Bradstreet Corp. (The)
4.63%, 12/01/22 (Call 09/01/22)[a]	105	107,148
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	791	850,713

Security	Principal (000s)	Value
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)[a]	$356	$367,413
Microsoft Corp.
2.13%, 11/15/22[a]	233	230,726
2.38%, 02/12/22 (Call 01/12/22)	433	437,131
2.40%, 02/06/22 (Call 01/06/22)	1,020	1,031,557
2.65%, 11/03/22 (Call 09/03/22)	1,427	1,448,676
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	2,072	2,083,749
2.50%, 10/15/22	1,393	1,396,134

		8,466,053
TELECOMMUNICATIONS — 5.21%
America Movil SAB de CV
3.13%, 07/16/22	1,000	1,014,660
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	856	838,897
3.00%, 02/15/22	903	907,163
3.00%, 06/30/22 (Call 04/30/22)	2,246	2,245,641
3.20%, 03/01/22 (Call 02/01/22)[a]	675	683,289
3.80%, 03/15/22	861	893,520
Cisco Systems Inc.
3.00%, 06/15/22[a]	183	188,508
Motorola Solutions Inc.
3.75%, 05/15/22	752	768,153
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	623	636,307
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	1,189	1,161,546
2.95%, 03/15/22[d]	2,088	2,098,628
3.13%, 03/16/22	1,000	1,013,770
Vodafone Group PLC
2.50%, 09/26/22[a]	588	579,515

		13,029,597
TEXTILES — 0.20%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	500	508,480

		508,480
TRANSPORTATION — 1.56%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)[a]	511	527,265
3.05%, 09/01/22 (Call 06/01/22)	544	560,369
FedEx Corp.
2.63%, 08/01/22	469	471,331

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	$50	$50,926
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	796	812,103
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	35	35,179
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	790	855,989
United Parcel Service Inc.
2.45%, 10/01/22	573	577,916

		3,891,078

TOTAL CORPORATE BONDS & NOTES
(Cost: $242,367,425)		244,466,393

SHORT-TERM INVESTMENTS — 6.77%

MONEY MARKET FUNDS — 6.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	14,462	14,467,786
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	2,475	2,475,241

		16,943,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,941,056)		16,943,027

Value
TOTAL INVESTMENTS IN SECURITIES — 104.47%
(Cost: $259,308,481)[h]	$261,409,420
Other Assets, Less Liabilities — (4.47)%	(11,178,748)

NET ASSETS — 100.00%	$250,230,672

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $259,311,644. Net unrealized appreciation was $2,097,776, of which $2,349,180 represented gross unrealized appreciation on securities and $251,404 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.63%, 02/17/22	$—	$1,000	$—	$1,000	$1,010,020	$3,443	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	546	—	—	546	551,056	6,893	—
3.30%, 03/08/22	535	75	—	610	633,857	8,275	—

					$2,194,933	$18,611	$—

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$244,466,393	$—	$244,466,393
Money market funds	16,943,027	—	—	16,943,027

Total	$16,943,027	$244,466,393	$—	$261,409,420

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.18%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$55	$56,745

		56,745
AEROSPACE & DEFENSE — 1.25%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	100	96,083
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	162,211
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	269	258,587
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)[b]	400	408,688
Northrop Grumman Corp.
3.25%, 08/01/23	650	668,766
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	225	233,692

		1,828,027
AGRICULTURE — 1.15%
Altria Group Inc.
2.95%, 05/02/23	300	300,627
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	270	259,640
2.63%, 03/06/23	372	368,685
3.60%, 11/15/23	353	368,511
Reynolds American Inc.
4.85%, 09/15/23	350	384,570

		1,682,033
AIRLINES — 0.22%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	304	324,556

		324,556
APPAREL — 0.17%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	255	251,685

		251,685
AUTO MANUFACTURERS — 2.50%
Ford Motor Credit Co. LLC
3.10%, 05/04/23	600	589,464

Security	Principal (000s)	Value
4.38%, 08/06/23	$600	$629,262
General Motors Co.
4.88%, 10/02/23	1,016	1,083,584
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	500	502,530
4.25%, 05/15/23	409	421,471
Toyota Motor Credit Corp.
2.25%, 10/18/23	350	341,114
2.63%, 01/10/23[b]	88	88,253

		3,655,678
AUTO PARTS & EQUIPMENT — 0.04%
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	50	51,819

		51,819
BANKS — 17.40%
Bank of America Corp.
3.30%, 01/11/23	2,234	2,270,995
4.10%, 07/24/23[b]	895	942,337
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	737	713,792
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)	800	812,872
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	475	483,992
Capital One Financial Corp.
3.50%, 06/15/23	800	811,744
Citigroup Inc.
3.38%, 03/01/23[b]	203	206,019
3.50%, 05/15/23[b]	709	719,082
3.88%, 10/25/23	600	626,214
Cooperatieve Rabobank UA
4.63%, 12/01/23	750	799,463
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23	750	766,575
Discover Bank
4.20%, 08/08/23	250	262,752
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	1,160	1,197,886
HSBC Holdings PLC
3.60%, 05/25/23	1,050	1,078,413

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	$1,200	$1,180,428
2.97%, 01/15/23 (Call 01/15/22)	410	412,230
3.20%, 01/25/23	1,792	1,821,622
3.38%, 05/01/23[b]	777	783,076
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23	200	195,236
Morgan Stanley
3.75%, 02/25/23	1,284	1,332,407
4.10%, 05/22/23[b]	960	997,066
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	252,698
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[c]	250	252,637
3.80%, 07/25/23 (Call 06/25/23)[c]	250	262,430
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,250	1,251,650
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	500	504,635
State Street Corp.
3.10%, 05/15/23	490	496,331
3.70%, 11/20/23	637	671,455
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250	264,330
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	199,024
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	695	702,860
4.13%, 08/15/23	820	864,657
Series M
3.45%, 02/13/23	1,316	1,338,832

		25,475,740
BEVERAGES — 4.98%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	914	907,986
3.30%, 02/01/23 (Call 12/01/22)	2,583	2,653,748
Coca-Cola Co. (The)
2.50%, 04/01/23	405	406,847
3.20%, 11/01/23	661	685,629
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	500	519,675

Security	Principal (000s)	Value
Constellation Brands Inc.
4.25%, 05/01/23[b]	$500	$534,155
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	561	559,732
Dr Pepper Snapple Group Inc.
3.13%, 12/15/23 (Call 10/15/23)	365	368,347
PepsiCo Inc.
2.75%, 03/01/23	655	661,819

		7,297,938
BIOTECHNOLOGY — 0.71%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)[b]	500	483,120
Celgene Corp.
4.00%, 08/15/23	220	231,669
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	335	327,332

		1,042,121
CHEMICALS — 1.26%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	105	107,033
EI du Pont de Nemours & Co.
2.80%, 02/15/23	690	688,765
LYB International Finance BV
4.00%, 07/15/23	450	473,517
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	505	528,250
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	53	53,245

		1,850,810
COMMERCIAL SERVICES — 0.20%
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	285	292,199

		292,199
COMPUTERS — 4.35%
Apple Inc.
2.40%, 05/03/23	2,311	2,298,682
2.85%, 02/23/23 (Call 12/23/22)	1,021	1,040,338
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)[a]	1,900	2,051,696
International Business Machines Corp.
3.38%, 08/01/23	500	520,665

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Seagate HDD Cayman
4.75%, 06/01/23[b]	$453	$459,369

		6,370,750
COSMETICS & PERSONAL CARE — 0.53%
Colgate-Palmolive Co.
1.95%, 02/01/23	122	119,143
2.10%, 05/01/23	190	186,268
Procter & Gamble Co. (The)
3.10%, 08/15/23	455	471,421

		776,832
DIVERSIFIED FINANCIAL SERVICES — 1.68%
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	500	491,885
Ameriprise Financial Inc.
4.00%, 10/15/23	290	307,951
Capital One Bank USA N.A.
3.38%, 02/15/23[b]	500	503,345
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)[b]	150	154,362
Intercontinental Exchange Inc.
4.00%, 10/15/23	470	500,719
Jefferies Group LLC
5.13%, 01/20/23	332	358,620
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	149,451

		2,466,333
ELECTRIC — 4.15%
Alabama Power Co. Series 13-A
3.55%, 12/01/23	400	418,864
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)[b]	100	102,924
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	330	346,992
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	59	62,321
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	155	161,220
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	550	572,858
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	300	298,596

Security	Principal (000s)	Value
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	$380	$400,630
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	250	263,617
Edison International
2.95%, 03/15/23 (Call 01/15/23)	200	200,848
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	150	158,790
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	325	323,440
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	500	520,030
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	150	151,703
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)[b]	100	99,909
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	125	128,224
3.85%, 11/15/23 (Call 08/15/23)	125	131,955
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	209	213,203
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	211	208,396
San Diego Gas & Electric Co. Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	52,599
Southern California Edison Co. Series C
3.50%, 10/01/23 (Call 07/01/23)	272	283,791
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	575	572,763
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	400	399,480

		6,073,153
ELECTRICAL COMPONENTS & EQUIPMENT — 0.23%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	328	329,483

		329,483
ELECTRONICS — 0.39%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	182	190,041

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Flex Ltd.
5.00%, 02/15/23[b]	$350	$377,919

		567,960
ENVIRONMENTAL CONTROL — 0.30%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	105	116,024
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	325	320,645

		436,669
FOOD — 0.91%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	550	555,313
Kellogg Co.
2.65%, 12/01/23	370	363,740
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	400	418,784

		1,337,837
GAS — 0.53%
Dominion Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	51,094
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	126	125,987
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	389	408,843
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	200	192,804

		778,728
HEALTH CARE – PRODUCTS — 1.64%
Abbott Laboratories
3.25%, 04/15/23 (Call 01/15/23)	430	433,328
3.40%, 11/30/23 (Call 09/30/23)	800	812,816
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	100	105,548
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	50,329
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	112	112,435
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	417	418,714
3.15%, 01/15/23 (Call 10/15/22)	461	467,034

		2,400,204

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 1.98%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	$950	$949,876
Anthem Inc.
3.30%, 01/15/23	600	609,672
Howard Hughes Medical Institute
3.50%, 09/01/23	467	491,732
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	150	155,069
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	50	50,266
2.88%, 03/15/23	630	637,327

		2,893,942
HOLDING COMPANIES – DIVERSIFIED — 0.31%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	422	453,869

		453,869
HOME BUILDERS — 0.34%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	200	215,450
5.75%, 08/15/23 (Call 05/15/23)	250	283,377

		498,827
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
2.40%, 06/01/23	100	98,515

		98,515
HOUSEWARES — 0.80%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	1,125	1,176,030

		1,176,030
INSURANCE — 2.58%
Aflac Inc.
3.63%, 06/15/23	345	361,315
Allstate Corp. (The)
3.15%, 06/15/23	355	363,666
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	52,521
Assurant Inc.
4.00%, 03/15/23	100	103,160
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,062	1,073,342
3.00%, 02/11/23	350	358,876

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Chubb INA Holdings Inc.
2.70%, 03/13/23	$75	$74,944
Lincoln National Corp.
4.00%, 09/01/23	400	421,828
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	124	122,942
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	285	292,798
MetLife Inc. Series D
4.37%, 09/15/23	514	556,158

		3,781,550
IRON & STEEL — 0.24%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	255	269,981
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	80	84,016

		353,997
LODGING — 0.16%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	115	116,685
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	120	122,869

		239,554
MACHINERY — 0.90%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	150	149,634
3.75%, 11/24/23	115	121,853
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	150	155,711
John Deere Capital Corp.
2.80%, 03/06/23	881	889,334

		1,316,532
MANUFACTURING — 0.86%
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	104,871
General Electric Co.
3.10%, 01/09/23	729	754,574
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	376	402,410

		1,261,855

Security	Principal (000s)	Value
MEDIA — 2.77%
21st Century Fox America Inc.
4.00%, 10/01/23	$150	$157,718
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	682	684,980
2.85%, 01/15/23	210	212,150
Discovery Communications LLC
3.25%, 04/01/23	75	73,997
NBCUniversal Media LLC
2.88%, 01/15/23	638	645,815
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	280	298,320
Time Warner Entertainment Co. LP
8.38%, 03/15/23	337	422,979
Time Warner Inc.
4.05%, 12/15/23[b]	700	730,310
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	800	832,296

		4,058,565
METAL FABRICATE & HARDWARE — 0.43%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	635	632,892

		632,892
MINING — 1.66%
Barrick Gold Corp.
4.10%, 05/01/23	700	759,570
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23[b]	1,000	1,066,450
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	581	597,617

		2,423,637
OIL & GAS — 5.65%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	315	306,860
BP Capital Markets PLC
2.75%, 05/10/23	1,575	1,568,590
3.22%, 11/28/23 (Call 09/28/23)	150	152,355
3.99%, 09/26/23	147	156,029
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	326	325,442
3.19%, 06/24/23 (Call 03/24/23)	1,280	1,321,664
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	740	731,024

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	$661	$667,881
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)	50	50,440
5.50%, 01/15/23 (Call 11/15/22)[a]	280	283,290
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	606	604,024
Shell International Finance BV
2.25%, 01/06/23	704	690,237
3.40%, 08/12/23	475	493,359
Total Capital Canada Ltd.
2.75%, 07/15/23	739	741,594
Total Capital International SA
2.70%, 01/25/23	176	176,428

		8,269,217
OIL & GAS SERVICES — 0.85%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	462	474,211
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	733	768,638

		1,242,849
PACKAGING & CONTAINERS — 0.47%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	429,464
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	259,630

		689,094
PHARMACEUTICALS — 6.38%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	750	743,692
Bristol-Myers Squibb Co.
3.25%, 11/01/23[b]	330	340,639
Cardinal Health Inc.
3.20%, 03/15/23	177	180,115
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	725	713,132
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	675	680,049
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	374	368,719
3.38%, 12/05/23[b]	380	404,290
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	99,193

Security	Principal (000s)	Value
Merck & Co. Inc.
2.80%, 05/18/23	$814	$825,624
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	310	320,109
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	400	413,648
Pfizer Inc.
3.00%, 06/15/23	699	718,292
5.80%, 08/12/23	150	176,678
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)[b]	1,350	1,324,107
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,440	1,388,866
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	638	648,176

		9,345,329
PIPELINES — 5.01%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	100	98,531
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	165	170,247
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	334	346,448
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	775	780,146
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	975	995,719
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)[b]	55	55,100
3.50%, 09/01/23 (Call 06/01/23)	600	599,052
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	580	612,004
5.50%, 02/15/23 (Call 08/15/17)	300	310,770
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	300	324,024
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	125	121,361
3.85%, 10/15/23 (Call 07/15/23)	450	456,264
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	250	260,102
5.50%, 04/15/23 (Call 10/15/17)[b]	60	62,473

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)[b]	$635	$698,125
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	105	104,484
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	125	125,238
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	130	136,053
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	200	211,158
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	844	867,961

		7,335,260
REAL ESTATE — 0.86%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	100	102,804
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	317	331,363
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[b]	770	823,615

		1,257,782
REAL ESTATE INVESTMENT TRUSTS — 5.76%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	222	228,265
American Tower Corp.
3.50%, 01/31/23	438	445,875
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	210	223,799
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	500	501,265
3.85%, 02/01/23 (Call 11/01/22)	550	573,886
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	450	443,245
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)[b]	140	140,256
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	215	223,385
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	150	147,934

Security	Principal (000s)	Value
Crown Castle International Corp.
5.25%, 01/15/23	$909	$1,005,154
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	150	146,390
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	500	498,065
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	50	50,103
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	500	519,645
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)[b]	150	156,666
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	300	320,265
Series D
3.75%, 10/15/23 (Call 07/15/23)	150	152,292
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	100	103,474
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	300	297,306
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	100	100,440
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	50	50,435
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	250	255,103
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	397	429,876
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	389	387,090
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	200	199,462
3.13%, 06/15/23 (Call 03/15/23)	125	124,404
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)[b]	475	489,093
Weyerhaeuser Co.
4.63%, 09/15/23	210	228,180

		8,441,353
RETAIL — 4.12%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	130	138,295
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	250	251,173

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	$875	$925,356
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[b]	328	331,680
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)[b]	535	543,485
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	100	102,530
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)[b]	193	207,047
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	680	638,173
4.38%, 09/01/23 (Call 06/01/23)	130	130,386
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)[b]	100	104,451
QVC Inc.
4.38%, 03/15/23	305	307,263
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[b]	275	277,329
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	254	273,655
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	180	178,303
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,068	1,076,202
Walgreens Boots Alliance Inc.
3.10%, 06/01/23 (Call 04/01/23)	550	553,514

		6,038,842
SEMICONDUCTORS — 0.87%
Altera Corp.
4.10%, 11/15/23	200	215,986
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	25	24,838
3.13%, 12/05/23 (Call 10/05/23)[b]	700	705,257
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	275	277,260
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	53	51,963

		1,275,304
SOFTWARE — 2.86%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	800	820,200

Security	Principal (000s)	Value
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	$686	$666,477
2.38%, 05/01/23 (Call 02/01/23)	430	427,497
3.63%, 12/15/23 (Call 09/15/23)	561	596,326
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,098	1,081,684
3.63%, 07/15/23[b]	565	597,086

		4,189,270
TELECOMMUNICATIONS — 6.06%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	1,317	1,340,864
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	240	234,660
2.60%, 02/28/23	340	341,826
Motorola Solutions Inc.
3.50%, 03/01/23	400	400,200
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	440	440,413
4.10%, 10/01/23 (Call 07/01/23)	350	371,840
Telefonica Emisiones SAU
4.57%, 04/27/23[b]	600	646,506
Verizon Communications Inc.
5.15%, 09/15/23	3,800	4,202,990
Vodafone Group PLC
2.95%, 02/19/23	902	897,842

		8,877,141
TRANSPORTATION — 1.56%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	500	510,790
3.85%, 09/01/23 (Call 06/01/23)	575	613,370
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	150	162,324
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	250	262,707
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	235	232,946
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	279	280,152
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	170	171,358
2.95%, 01/15/23 (Call 10/15/22)	50	50,985

		2,284,632

TOTAL CORPORATE BONDS & NOTES
(Cost: $142,595,419)		143,783,138

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.13%

MONEY MARKET FUNDS — 8.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	$10,531	$10,535,353
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	1,375	1,375,273

		11,910,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,909,162)		11,910,626

Value
TOTAL INVESTMENTS IN SECURITIES — 106.31%
(Cost: $154,504,581)[g]	$155,693,764
Other Assets, Less Liabilities — (6.31)%	(9,234,996)

NET ASSETS — 100.00%	$146,458,768

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $154,513,999. Net unrealized appreciation was $1,179,765, of which $1,462,040 represented gross unrealized appreciation on securities and $282,275 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.95%, 01/30/23	$—	$250	$—	$250	$252,637	$655	$—
3.80%, 07/25/23	250	—	—	250	262,430	4,054	—

					$515,067	$4,709	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$143,783,138	$—	$143,783,138
Money market funds	11,910,626	—	—	11,910,626

Total	$11,910,626	$143,783,138	$—	$155,693,764

See notes to financial statements.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.20%
ADVERTISING — 0.71%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$50	$51,806
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	316	323,028
WPP Finance 2010
3.75%, 09/19/24	458	467,535

		842,369
AEROSPACE & DEFENSE — 0.60%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	360	362,664
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)[a]	191	198,098
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	150	154,207

		714,969
AGRICULTURE — 1.34%
Altria Group Inc.
4.00%, 01/31/24	927	984,122
Philip Morris International Inc.
3.25%, 11/10/24	605	614,359

		1,598,481
AIRLINES — 0.18%
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	206	212,818

		212,818
AUTO MANUFACTURERS — 1.08%
American Honda Finance Corp.
2.90%, 02/16/24	285	287,867
Ford Motor Credit Co. LLC
3.66%, 09/08/24	400	397,872
3.81%, 01/09/24 (Call 11/09/23)	400	403,764
General Motors Financial Co. Inc.
3.95%, 04/13/24 (Call 02/13/24)	200	201,494

		1,290,997
AUTO PARTS & EQUIPMENT — 0.41%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	112	117,942

Security	Principal (000s)	Value
Lear Corp.
5.38%, 03/15/24 (Call 03/15/19)	$100	$105,746
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	257	264,640

		488,328
BANKS — 22.82%
Bank of America Corp.
4.00%, 04/01/24	956	996,190
4.13%, 01/22/24	966	1,014,870
4.20%, 08/26/24	1,349	1,389,119
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	215	219,229
3.40%, 05/15/24 (Call 04/15/24)	386	396,962
3.65%, 02/04/24 (Call 01/05/24)	108	113,190
Barclays PLC
4.38%, 09/11/24	800	812,288
BNP Paribas SA
4.25%, 10/15/24	600	613,044
BPCE SA
4.00%, 04/15/24	750	786,465
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	481	489,398
Citigroup Inc.
3.75%, 06/16/24	700	717,703
4.00%, 08/05/24	141	143,992
Credit Suisse AG/New York NY
3.63%, 09/09/24	1,500	1,537,905
Deutsche Bank AG/London
3.70%, 05/30/24	766	753,438
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	345	361,025
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	1,161	1,198,512
4.00%, 03/03/24	1,512	1,576,698
HSBC Holdings PLC
4.25%, 03/14/24	1,000	1,024,940
HSBC USA Inc.
3.50%, 06/23/24	300	307,704
Intesa Sanpaolo SpA
5.25%, 01/12/24	600	640,350
JPMorgan Chase & Co.
3.63%, 05/13/24	1,011	1,044,788
3.88%, 02/01/24	841	879,795

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
3.88%, 09/10/24[a]	$1,535	$1,569,845
Lloyds Banking Group PLC
4.50%, 11/04/24	600	621,780
Morgan Stanley
3.70%, 10/23/24	1,405	1,437,989
Series F
3.88%, 04/29/24	1,557	1,612,367
PNC Bank N.A.
3.30%, 10/30/24 (Call 09/30/24)[b]	250	255,530
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	321	334,980
Santander UK PLC
4.00%, 03/13/24	475	500,826
State Street Corp.
3.30%, 12/16/24	715	731,695
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	255,830
U.S. Bancorp.
3.70%, 01/30/24 (Call 12/29/23)	415	437,265
Series F
3.60%, 09/11/24 (Call 08/11/24)	678	701,615
Wells Fargo & Co.
3.30%, 09/09/24	1,540	1,553,721
4.48%, 01/16/24	174	186,110

		27,217,158
BEVERAGES — 1.28%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	632	659,738
Constellation Brands Inc.
4.75%, 11/15/24	275	299,178
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	540	569,155

		1,528,071
BIOTECHNOLOGY — 2.10%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	822	851,518
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	425	434,881
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)[a]	1,179	1,221,645

		2,508,044

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.28%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[c]	$168	$173,077
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)	150	156,187

		329,264
CHEMICALS — 2.45%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)[a]	50	51,803
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	70	72,939
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	325	339,976
Braskem Finance Ltd.
6.45%, 02/03/24	200	214,830
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	681	699,925
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	175	179,991
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	600	687,738
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	100	99,591
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	345	347,291
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	230	233,128

		2,927,212
COMMERCIAL SERVICES — 0.24%
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	260	286,127

		286,127
COMPUTERS — 2.85%
Apple Inc.
3.00%, 02/09/24 (Call 12/09/23)	330	336,501
3.45%, 05/06/24	1,567	1,637,311
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)[d]	300	307,146
International Business Machines Corp.
3.63%, 02/12/24	825	867,925
Seagate HDD Cayman
4.88%, 03/01/24 (Call 01/01/24)[d]	250	248,663

		3,397,546

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
3.25%, 03/15/24[a]	$100	$104,152

		104,152
DIVERSIFIED FINANCIAL SERVICES — 3.02%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)	444	462,821
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	390	397,917
Ameriprise Financial Inc.
3.70%, 10/15/24	273	282,992
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	250	254,508
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	74	74,901
Invesco Finance PLC
4.00%, 01/30/24	203	214,760
Mastercard Inc.
3.38%, 04/01/24	359	374,297
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	291	303,795
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (Call 12/07/23)	100	101,032
Stifel Financial Corp.
4.25%, 07/18/24	365	372,128
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	745	764,899

		3,604,050
ELECTRIC — 3.84%
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	57,435
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	300	302,195
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	318	322,598
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	275	289,845
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	330	334,607

Security	Principal (000s)	Value
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	$866	$901,082
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	150	155,410
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	200	209,194
Entergy Louisiana LLC
5.40%, 11/01/24	225	259,265
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	155	160,182
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	100	101,338
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	410	428,573
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	85	87,184
3.75%, 02/15/24 (Call 11/15/23)	250	262,885
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	125	130,625
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	100	103,783
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	325	337,919
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	125	130,061
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	10	10,308

		4,584,489
ELECTRONICS — 0.33%
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	35	35,354
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	270	279,979
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)[a]	75	79,191

		394,524
ENGINEERING & CONSTRUCTION — 0.13%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	155	159,900

		159,900
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	200	208,080

		208,080

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
FOOD — 1.12%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	$250	$260,605
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	325	340,057
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	714	733,214

		1,333,876
FOREST PRODUCTS & PAPER — 1.09%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	206,418
Fibria Overseas Finance Ltd.
5.25%, 05/12/24[a]	315	327,902
Georgia-Pacific LLC
8.00%, 01/15/24	266	341,959
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	409	419,937

		1,296,216
GAS — 0.62%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	275	280,808
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	312	318,730
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	141	144,361

		743,899
HEALTH CARE – PRODUCTS — 1.42%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)[a]	880	886,045
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	386	403,918
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	100	102,284
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	285	302,280

		1,694,527
HEALTH CARE – SERVICES — 1.31%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	428	441,837
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	578	585,982
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	445	459,699

Security	Principal (000s)	Value
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	$75	$79,146

		1,566,664
HOME FURNISHINGS — 0.13%
Whirlpool Corp.
4.00%, 03/01/24	150	157,817

		157,817
HOUSEHOLD PRODUCTS & WARES — 0.16%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	184	190,817

		190,817
HOUSEWARES — 0.10%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	110	114,338

		114,338
INSURANCE — 3.41%
Aflac Inc.
3.63%, 11/15/24	505	523,958
American International Group Inc.
4.13%, 02/15/24[a]	719	750,262
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	265	267,120
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	216	232,991
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	179	186,611
Chubb INA Holdings Inc.
3.35%, 05/15/24	207	212,674
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	297	307,766
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	275	282,975
MetLife Inc.
3.60%, 04/10/24[a]	426	444,050
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	225	240,642
Prudential Financial Inc.
3.50%, 05/15/24[a]	460	476,914
Unum Group
4.00%, 03/15/24	50	51,319
XLIT Ltd.
6.38%, 11/15/24	75	88,261

		4,065,543

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
INTERNET — 2.32%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	$1,050	$1,067,766
Alphabet Inc.
3.38%, 02/25/24	425	446,416
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	599	638,246
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	526	530,292
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	76	79,942

		2,762,662
MACHINERY — 0.99%
Caterpillar Financial Services Corp.
3.25%, 12/01/24[a]	300	308,124
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	370	385,137
John Deere Capital Corp.
3.35%, 06/12/24	470	486,464

		1,179,725
MANUFACTURING — 2.20%
General Electric Co.
3.38%, 03/11/24[a]	580	608,078
3.45%, 05/15/24 (Call 02/13/24)	340	356,171
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	155	162,108
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	220	224,906
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)[a]	470	483,846
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	425	445,783
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	345	345,186

		2,626,078
MEDIA — 2.86%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	275	283,011
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	300	307,146
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	270	272,538
3.60%, 03/01/24	812	846,591

Security	Principal (000s)	Value
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	$225	$224,739
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	68	69,411
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	300	308,940
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	711	715,600
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	380	382,888

		3,410,864
METAL FABRICATE & HARDWARE — 0.08%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	100	99,200

		99,200
MINING — 0.20%
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	240	242,400

		242,400
OFFICE & BUSINESS EQUIPMENT — 0.50%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	314	315,551
Xerox Corp.
3.80%, 05/15/24	285	282,982

		598,533
OIL & GAS — 5.66%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	441	435,964
BP Capital Markets PLC
3.22%, 04/14/24 (Call 02/14/24)	85	85,847
3.54%, 11/04/24	620	636,300
3.81%, 02/10/24[a]	669	699,165
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	260	262,886
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	275	277,560
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	314,979
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)[a]	600	613,686
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)	483	498,152

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	$60	$58,208
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	486	497,475
Kerr-McGee Corp.
6.95%, 07/01/24	141	167,322
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	398	396,368
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	337	344,374
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	341	350,783
Total Capital International SA
3.70%, 01/15/24	580	607,092
3.75%, 04/10/24	475	498,726

		6,744,887
OIL & GAS SERVICES — 0.19%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)[a]	218	220,712

		220,712
PACKAGING & CONTAINERS — 0.28%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	325	330,271

		330,271
PHARMACEUTICALS — 3.82%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	590	607,063
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	140	143,354
Cardinal Health Inc.
3.50%, 11/15/24 (Call 08/15/24)	225	228,836
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	551	545,369
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	669	695,646
Novartis Capital Corp.
3.40%, 05/06/24	1,001	1,042,862
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	400	403,712
Pfizer Inc.
3.40%, 05/15/24	690	724,962

Security	Principal (000s)	Value
Wyeth LLC
6.45%, 02/01/24	$132	$161,188

		4,552,992
PIPELINES — 5.99%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	325	346,417
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	75	77,552
Enable Midstream Partners LP
4.15%, 05/15/24 (Call 02/15/24)[a]	325	318,565
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	400	399,308
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	200	211,336
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	250	256,242
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	417	432,008
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	268	271,184
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	298	306,368
4.25%, 09/01/24 (Call 06/01/24)	401	414,205
4.30%, 05/01/24 (Call 02/01/24)[a]	201	208,204
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	695	742,552
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	410	403,756
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	925	1,021,043
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	477	509,846
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	168	172,625
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	597	621,131
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	416	428,967

		7,141,309

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
REAL ESTATE — 0.04%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	$50	$51,884

		51,884
REAL ESTATE INVESTMENT TRUSTS — 5.02%
American Tower Corp.
5.00%, 02/15/24[a]	630	689,289
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	150	153,311
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)[a]	436	449,137
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	205	190,859
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	100	102,575
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	100	102,835
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	528	533,132
4.20%, 03/01/24 (Call 12/01/23)	200	206,330
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	175	180,602
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	275	262,017
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	150	158,800
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	170	174,061
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	125	128,648
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	275	285,395
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	100	102,485
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	165	170,072
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	548	554,023
3.75%, 02/01/24 (Call 11/01/23)	460	480,005
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	150	152,981

Security	Principal (000s)	Value
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	$280	$284,430
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	200	207,922
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	200	212,704
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	198	205,476

		5,987,089
RETAIL — 4.56%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	275	274,499
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	430	435,998
5.00%, 12/01/24 (Call 09/01/24)[a]	175	192,806
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)[a]	650	692,530
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	265	269,696
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	341	324,346
6.65%, 07/15/24	75	82,108
McDonald’s Corp.
3.25%, 06/10/24	126	129,978
QVC Inc.
4.85%, 04/01/24	316	320,633
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	140	138,106
Target Corp.
3.50%, 07/01/24	779	806,086
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)[a]	625	653,850
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	1,085	1,114,566

		5,435,202
SEMICONDUCTORS — 1.80%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)[d]	1,525	1,547,280
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	558	599,287

		2,146,567

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
SOFTWARE — 2.34%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	$234	$242,356
Microsoft Corp.
2.88%, 02/06/24 (Call 12/06/23)	1,310	1,330,685
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	1,170	1,213,758

		2,786,799
TELECOMMUNICATIONS — 3.88%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)[a]	210	213,921
3.90%, 03/11/24 (Call 12/11/23)	410	420,094
4.45%, 04/01/24 (Call 01/01/24)	750	789,495
Cisco Systems Inc.
3.63%, 03/04/24	744	788,886
Juniper Networks Inc.
4.50%, 03/15/24[a]	300	315,786
Motorola Solutions Inc.
4.00%, 09/01/24[a]	158	159,488
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	1,463	1,463,453
4.15%, 03/15/24 (Call 12/15/23)	454	475,488

		4,626,611
TRANSPORTATION — 1.89%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	523	542,612
3.75%, 04/01/24 (Call 01/01/24)	234	247,792
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	185	188,232
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	356	366,043
FedEx Corp.
4.00%, 01/15/24	300	320,049
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	200	210,744
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	50	52,675
3.75%, 03/15/24 (Call 12/15/23)	310	328,259

		2,256,406

Security	Principal or Shares (000s)	Value
WATER — 0.30%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	$340	$359,747

		359,747

TOTAL CORPORATE BONDS & NOTES
(Cost: $116,142,186)		117,120,214

SHORT-TERM INVESTMENTS — 7.56%

MONEY MARKET FUNDS — 7.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	7,837	7,839,771
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	1,175	1,175,265

		9,015,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,012,942)		9,015,036

TOTAL INVESTMENTS IN SECURITIES — 105.76%
(Cost: $125,155,128)[h]		126,135,250
Other Assets, Less Liabilities — (5.76)%		(6,873,964)

NET ASSETS — 100.00%		$119,261,286

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $125,162,832. Net unrealized appreciation was $972,418, of which $1,246,534 represented gross unrealized appreciation on securities and $274,116 represented gross unrealized depreciation on securities.

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
3.30%, 10/30/24	$—	$250	$—	$250	$255,530	$707	$—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	246	75	—	321	334,980	4,429	—

					$590,510	$5,136	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$117,120,214	$—	$117,120,214
Money market funds	9,015,036	—	—	9,015,036

Total	$9,015,036	$117,120,214	$—	$126,135,250

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.52%

AEROSPACE & DEFENSE — 1.35%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$200	$195,653
2.60%, 10/30/25 (Call 07/30/25)	275	269,838
Embraer Netherlands Finance BV
5.05%, 06/15/25	600	619,662
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)[a]	375	386,617
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	785	778,006

		2,249,776
AGRICULTURE — 1.27%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	575	586,788
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,432	1,525,767

		2,112,555
AIRLINES — 0.23%
U.S. Airways Pass Through Trust
Series 2012-2, Class A
4.63%, 12/03/26	130	136,774
Series 2013-1
3.95%, 05/15/27	42	43,227
United Airlines Pass Through Trust Series 2013-1A, Class A
4.30%, 02/15/27	197	206,875

		386,876
AUTO MANUFACTURERS — 1.42%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	875	886,148
General Motors Co.
4.00%, 04/01/25	205	205,775
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	625	629,775
4.30%, 07/13/25 (Call 04/13/25)	625	636,062

		2,357,760
AUTO PARTS & EQUIPMENT — 0.47%
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	510	540,814
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	225	239,090

		779,904

Security	Principal (000s)	Value
BANKS — 22.86%
Australia & New Zealand Banking Group Ltd./New York NY
3.70%, 11/16/25	$250	$262,392
Bank of America Corp.
3.88%, 08/01/25	1,975	2,022,045
4.00%, 01/22/25	1,035	1,043,860
Series L
3.95%, 04/21/25	1,880	1,884,775
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)[a]	181	180,969
3.95%, 11/18/25 (Call 10/18/25)	331	351,419
Bank of Nova Scotia (The)
4.50%, 12/16/25[a]	725	766,535
Barclays PLC
3.65%, 03/16/25	1,200	1,182,024
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	500	516,330
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	825	800,102
4.20%, 10/29/25 (Call 09/29/25)	829	836,453
Citigroup Inc.
3.30%, 04/27/25	1,125	1,114,808
3.88%, 03/26/25	350	350,451
4.40%, 06/10/25	945	973,671
5.50%, 09/13/25	1,270	1,401,293
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	225	233,354
4.35%, 08/01/25 (Call 07/01/25)[a]	175	180,920
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	493,130
Cooperatieve Rabobank UA
4.38%, 08/04/25[a]	500	520,120
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	1,000	1,021,990
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	1,400	1,396,486
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	1,195	1,199,661
3.75%, 05/22/25 (Call 02/22/25)	1,010	1,029,493
4.25%, 10/21/25	1,620	1,666,850

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
HSBC Holdings PLC
4.25%, 08/18/25	$1,000	$1,019,130
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	1,065	1,055,649
3.90%, 07/15/25 (Call 04/15/25)	1,850	1,926,146
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	250	252,477
Lloyds Bank PLC
3.50%, 05/14/25	200	206,426
Lloyds Banking Group PLC
4.58%, 12/10/25	800	826,368
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	250	247,778
Morgan Stanley
4.00%, 07/23/25	1,475	1,527,672
5.00%, 11/24/25	1,175	1,274,546
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	175	170,966
Northern Trust Corp.
3.95%, 10/30/25[a]	460	489,362
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)[b]	500	497,415
3.25%, 06/01/25 (Call 05/02/25)[b]	250	253,855
4.20%, 11/01/25 (Call 10/02/25)[b]	250	269,200
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	750	768,862
Santander Issuances SAU
5.18%, 11/19/25[a]	1,000	1,047,700
State Street Corp.
3.55%, 08/18/25	650	674,447
SVB Financial Group
3.50%, 01/29/25	425	414,838
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	575	568,181
Wells Fargo & Co.
3.00%, 02/19/25	1,225	1,202,117
3.55%, 09/29/25	1,785	1,809,972

		37,932,238
BEVERAGES — 1.66%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	175	179,520
Coca-Cola Co. (The)
2.88%, 10/27/25	925	926,147

Security	Principal (000s)	Value
Constellation Brands Inc.
4.75%, 12/01/25	$500	$543,430
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	300	303,189
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	410	406,011
3.50%, 07/17/25 (Call 04/17/25)	375	391,106

		2,749,403
BIOTECHNOLOGY — 2.98%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	360	357,523
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,050	1,081,689
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	1,090	1,142,680
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)[a]	1,500	1,553,190
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	795	807,728

		4,942,810
BUILDING MATERIALS — 0.40%
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	300	318,795
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	325	343,694

		662,489
CHEMICALS — 1.22%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	345	343,803
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	530	546,107
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	300	289,167
5.50%, 08/15/25	50	56,741
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	375	361,436
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	150	148,024
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)[a]	275	277,596

		2,022,874

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.96%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)[a]	$410	$427,503
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)[a]	250	260,450
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	450	471,510
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	425	434,664

		1,594,127
COMPUTERS — 2.60%
Apple Inc.
2.50%, 02/09/25	730	713,867
3.20%, 05/13/25[a]	1,285	1,313,694
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[a]	1,510	1,581,514
International Business Machines Corp.
7.00%, 10/30/25	75	96,770
Seagate HDD Cayman
4.75%, 01/01/25	620	604,872

		4,310,717
DIVERSIFIED FINANCIAL SERVICES — 4.63%
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	93,469
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	124,586
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	400	403,100
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	430	426,818
Franklin Resources Inc.
2.85%, 03/30/25	200	196,828
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25[a]	1,125	1,167,334
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	925	963,952
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	325	347,250
Lazard Group LLC
3.75%, 02/13/25	430	430,864

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	$255	$251,965
3.25%, 11/01/25 (Call 08/01/25)	100	101,334
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	750	778,890
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	100	102,989
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	2,255	2,291,215

		7,680,594
ELECTRIC — 3.75%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	75	76,567
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	30,453
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)[a]	450	462,060
Dominion Resources Inc./VA
3.90%, 10/01/25 (Call 07/01/25)	535	551,045
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	105	107,971
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	205	208,924
Eversource Energy Series H
3.15%, 01/15/25 (Call 10/15/24)[a]	165	165,322
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	985	1,022,873
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	450	459,185
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,378
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	350	355,418
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	49,706
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	890	917,902
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	200	198,302

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)	$250	$251,798
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	248,980
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	260	271,541
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	150	150,331
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	225	232,074
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)[a]	134	133,848
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	300	301,956

		6,221,634
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	102,782

		102,782
ELECTRONICS — 0.40%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	100	101,539
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)[a]	525	557,057

		658,596
ENVIRONMENTAL CONTROL — 0.43%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[a]	275	276,999
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	425	429,973

		706,972
FOOD — 2.04%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	50	50,655
JM Smucker Co. (The)
3.50%, 03/15/25	550	562,325
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	1,165	1,196,106
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	550	565,339
Unilever Capital Corp.
3.10%, 07/30/25	400	402,584

Security	Principal (000s)	Value
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a]	$575	$602,508

		3,379,517
GAS — 0.36%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	325	345,543
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	125	128,289
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	125	127,710

		601,542
HEALTH CARE – PRODUCTS — 3.38%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	677	652,960
3.88%, 09/15/25 (Call 06/15/25)	200	203,934
Boston Scientific Corp.
3.85%, 05/15/25	600	616,458
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	150	155,527
Medtronic Inc.
3.50%, 03/15/25[a]	2,195	2,268,708
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	610	616,881
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	25	25,531
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	1,075	1,073,398

		5,613,397
HEALTH CARE – SERVICES — 1.77%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	760	758,093
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	600	599,940
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	125	125,394
UnitedHealth Group Inc.
3.75%, 07/15/25	1,385	1,456,050

		2,939,477
HOME FURNISHINGS — 0.19%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	51,744
Whirlpool Corp.
3.70%, 05/01/25	250	257,365

		309,109

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.18%
Kimberly-Clark Corp.
2.65%, 03/01/25	$100	$97,531
3.05%, 08/15/25[a]	200	201,674

		299,205
HOUSEWARES — 0.19%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	300	309,417

		309,417
INSURANCE — 2.29%
Aflac Inc.
3.25%, 03/17/25	75	75,833
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	150	151,507
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	885	895,647
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	550	564,641
Chubb INA Holdings Inc.
3.15%, 03/15/25	430	434,399
Lincoln National Corp.
3.35%, 03/09/25[a]	175	174,673
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	260	266,531
MetLife Inc.
3.00%, 03/01/25[a]	275	273,746
3.60%, 11/13/25 (Call 08/13/25)[a]	385	397,108
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	100	101,096
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	48,998
XLIT Ltd.
4.45%, 03/31/25[a]	400	411,072

		3,795,251
INTERNET — 0.26%
Baidu Inc.
4.13%, 06/30/25	200	208,990
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	225	228,935

		437,925

Security	Principal (000s)	Value
LEISURE TIME — 0.09%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$150	$152,968

		152,968
LODGING — 0.49%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	275	281,820
3.75%, 10/01/25 (Call 07/01/25)	250	255,470
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)	250	269,083

		806,373
MACHINERY — 0.26%
John Deere Capital Corp.
3.40%, 09/11/25[a]	275	285,499
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	49,646
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	100	102,518

		437,663
MANUFACTURING — 0.18%
3M Co.
3.00%, 08/07/25	175	177,438
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	101,411
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	25	25,533

		304,382
MEDIA — 4.24%
21st Century Fox America Inc.
3.70%, 10/15/25 (Call 07/15/25)[a]	100	102,451
7.70%, 10/30/25	150	193,650
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	425	428,107
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	2,530	2,706,594
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	325	331,555
3.38%, 08/15/25 (Call 05/15/25)	1,230	1,252,435
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	230	220,292

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Grupo Televisa SAB
6.63%, 03/18/25	$300	$353,049
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	990	986,050
Walt Disney Co. (The)
3.15%, 09/17/25	460	470,999

		7,045,182
METAL FABRICATE & HARDWARE — 0.43%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	700	711,368

		711,368
MINING — 0.75%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	920	958,502
Southern Copper Corp.
3.88%, 04/23/25	275	278,938

		1,237,440
OIL & GAS — 3.96%
BP Capital Markets PLC
3.51%, 03/17/25	625	639,600
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)[a]	330	333,689
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	480	493,608
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)	325	329,232
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)[a]	375	433,946
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	450	443,853
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	975	967,093
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[a]	100	105,064
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)[a]	525	520,622
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	550	560,824
Shell International Finance BV
3.25%, 05/11/25	1,534	1,563,115
Valero Energy Corp.
3.65%, 03/15/25	175	175,399

		6,566,045

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.67%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	$1,085	$1,115,250

		1,115,250
PHARMACEUTICALS — 5.92%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	1,909	1,928,205
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)[a]	2,400	2,447,832
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	225	227,545
AstraZeneca PLC
3.38%, 11/16/25[a]	1,245	1,260,625
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	150	155,028
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	630	627,669
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	530	560,671
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)[a]	1,350	1,346,220
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	960	967,728
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)[a]	285	311,382

		9,832,905
PIPELINES — 5.11%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	250	264,837
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	200	227,982
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)[a]	675	677,045
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)[a]	575	576,357
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	600	613,404
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	750	779,535
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	290	292,155
4.88%, 06/01/25 (Call 03/01/25)	810	861,581

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	$250	$267,885
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	205	203,241
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	550	574,810
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	1,130	1,234,220
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	200	198,042
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	175	198,091
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	130	132,127
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	315	314,068
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	675	684,437
4.00%, 09/15/25 (Call 06/15/25)[a]	375	382,031

		8,481,848
REAL ESTATE — 0.50%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	175	176,991
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	175	187,614
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	455	469,451

		834,056
REAL ESTATE INVESTMENT TRUSTS — 4.72%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	575	589,461
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	425	430,508
3.50%, 11/15/25 (Call 08/15/25)	175	177,362
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	475	473,342
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	100	101,706
Corporate Office Properties LP
5.00%, 07/01/25 (Call 04/01/25)	100	104,532

Security	Principal (000s)	Value
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	$465	$450,552
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	125	133,088
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	100	101,080
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	175	175,095
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	175	175,518
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	570	554,519
4.00%, 06/01/25 (Call 03/01/25)[a]	375	379,665
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	100	101,750
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	275	278,952
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)[a]	120	125,846
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	101,195
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	50	51,854
National Retail Properties Inc.
4.00%, 11/15/25 (Call 08/15/25)	425	436,365
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	250	250,592
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)[a]	205	207,042
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	500	507,415
UDR Inc.
4.00%, 10/01/25 (Call 07/01/25)	300	309,336
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	585	578,354
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	910	933,460
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	99,364

		7,827,953
RETAIL — 3.21%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)	200	207,966

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	$210	$207,299
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	340	346,205
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	1,760	1,829,625
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)	320	333,245
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	560	580,535
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[a]	335	325,942
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	600	616,782
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[a]	500	508,845
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	380	374,171

		5,330,615
SEMICONDUCTORS — 2.08%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	425	439,514
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	500	532,810
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	1,335	1,405,381
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	125	127,016
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	935	953,392

		3,458,113
SOFTWARE — 4.06%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	500	509,625
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	135	141,754
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	1,080	1,190,992
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	700	724,563
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)[a]	1,005	1,001,442
3.13%, 11/03/25 (Call 08/03/25)	1,795	1,833,933

Security	Principal (000s)	Value
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	$1,345	$1,343,413

		6,745,722
TELECOMMUNICATIONS — 2.87%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	2,920	2,841,831
3.95%, 01/15/25 (Call 10/15/24)	733	742,082
Cisco Systems Inc.
3.50%, 06/15/25[a]	285	298,925
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	100	103,657
Motorola Solutions Inc.
7.50%, 05/15/25[a]	200	238,398
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	525	534,109

		4,759,002
TRANSPORTATION — 1.53%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	390	392,527
3.65%, 09/01/25 (Call 06/01/25)	485	508,736
7.00%, 12/15/25	50	64,227
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	425	420,070
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	350	355,449
FedEx Corp.
3.20%, 02/01/25	435	438,263
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	154,122
3.25%, 08/15/25 (Call 05/15/25)	200	205,082

		2,538,476
TRUCKING & LEASING — 0.06%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	105	102,668

		102,668
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	60	61,833

		61,833

TOTAL CORPORATE BONDS & NOTES
(Cost: $161,973,707)		163,506,809

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.90%

MONEY MARKET FUNDS — 10.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	16,859	$16,865,306
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	1,221	1,221,389

		18,086,695

Total SHORT-TERM INVESTMENTS
(Cost: $18,084,020)		18,086,695

Value
TOTAL INVESTMENTS IN SECURITIES — 109.42% (Cost: $180,057,727)[f]	$181,593,504
Other Assets, Less Liabilities — (9.42)%	(15,640,602)

NET ASSETS — 100.00%	$165,952,902

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $180,073,866. Net unrealized appreciation was $1,519,638, of which $1,754,755 represented gross unrealized appreciation on securities and $235,117 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.95%, 02/23/25	$—	$500	$—	$500	$497,415	$4,938	$—
3.25%, 06/01/25	—	250	—	250	253,855	2,397	—
4.20%, 11/01/25	250	—	—	250	269,200	4,505	—

					$1,020,470	$11,840	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$163,506,809	$—	$163,506,809
Money market funds	18,086,695	—	—	18,086,695

Total	$18,086,695	$163,506,809	$—	$181,593,504

See notes to financial statements.

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.33%

ADVERTISING — 0.40%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$105	$105,667

		105,667
AEROSPACE & DEFENSE — 1.84%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	40	38,079
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	110	102,840
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)[a]	75	76,985
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	195	200,912
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)[a]	75	73,145

		491,961
AGRICULTURE — 0.36%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	50	48,127
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	50	48,966

		97,093
APPAREL — 0.48%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	135	128,122

		128,122
AUTO MANUFACTURERS — 1.57%
American Honda Finance Corp.
2.30%, 09/09/26[a]	25	23,527
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	225	230,778
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)[a]	85	84,453
5.25%, 03/01/26 (Call 12/01/25)	75	80,945

		419,703
AUTO PARTS & EQUIPMENT — 0.16%
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	40	42,236

		42,236
BANKS — 30.12%
Bank of America Corp.
3.50%, 04/19/26	250	249,083

Security	Principal (000s)	Value
4.25%, 10/22/26	$75	$76,767
4.45%, 03/03/26	235	243,707
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	60	56,887
2.80%, 05/04/26 (Call 02/04/26)	150	146,473
Bank One Corp.
7.63%, 10/15/26	75	96,276
Barclays PLC
4.38%, 01/12/26	400	412,520
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	100	96,350
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	160	154,562
3.40%, 05/01/26	425	418,268
3.70%, 01/12/26	120	120,920
4.60%, 03/09/26	100	103,769
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	250	262,200
Deutsche Bank AG
4.10%, 01/13/26	80	80,613
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	250	243,463
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	135	133,365
3.75%, 02/25/26 (Call 11/25/25)	235	238,577
HSBC Holdings PLC
3.90%, 05/25/26	450	461,390
4.30%, 03/08/26	200	211,282
JPMorgan Chase & Co.
3.20%, 06/15/26 (Call 03/15/26)	125	122,610
3.30%, 04/01/26 (Call 01/01/26)	425	420,019
4.13%, 12/15/26	130	134,088
Lloyds Banking Group PLC
4.65%, 03/24/26	200	207,834
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26[a]	200	190,780
3.85%, 03/01/26	200	207,934
Morgan Stanley
3.13%, 07/27/26	505	487,012
3.88%, 01/27/26	80	81,771
4.35%, 09/08/26	155	160,211
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	235,815

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Royal Bank of Canada
4.65%, 01/27/26	$105	$112,275
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	200	209,610
State Street Corp.
2.65%, 05/19/26[a]	135	130,621
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	225	212,854
3.78%, 03/09/26	150	155,408
U.S. Bancorp. Series V
2.38%, 07/22/26 (Call 06/22/26)	200	189,036
Wells Fargo & Co.
3.00%, 04/22/26	250	241,535
3.00%, 10/23/26	210	202,228
4.10%, 06/03/26	325	335,432
Westpac Banking Corp.
2.85%, 05/13/26	200	194,342

		8,037,887
BEVERAGES — 4.44%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	760	776,431
Coca-Cola Co. (The)
2.25%, 09/01/26	75	71,071
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	25,330
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	50	47,139
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)[a]	200	192,226
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	25	23,855
2.85%, 02/24/26 (Call 11/24/25)	50	49,749

		1,185,801
BIOTECHNOLOGY — 1.08%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	75	70,266
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	215	218,784

		289,050
BUILDING MATERIALS — 0.40%
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	50	52,321

Security	Principal (000s)	Value
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	$50	$52,943

		105,264
CHEMICALS — 0.74%
Potash Corp. of Saskatchewan Inc.
4.00%, 12/15/26 (Call 09/15/26)[a]	50	51,366
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	35	35,518
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a]	110	109,282

		196,166
COMMERCIAL SERVICES — 0.49%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	35	33,674
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	90	97,707

		131,381
COMPUTERS — 3.46%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)[a]	300	287,346
3.25%, 02/23/26 (Call 11/23/25)	135	137,939
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[b]	360	395,960
International Business Machines Corp.
3.45%, 02/19/26[a]	100	102,670

		923,915
COSMETICS & PERSONAL CARE — 0.36%
Procter & Gamble Co. (The)
2.45%, 11/03/26[a]	100	96,822

		96,822
DIVERSIFIED FINANCIAL SERVICES — 0.85%
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	75	72,816
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	40	40,749
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	40,352
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	75	72,127

		226,044
ELECTRIC — 5.00%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)[b]	50	49,954

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	$50	$49,901
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	100	95,924
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	75	70,984
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	185	174,736
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	90	89,331
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	150	143,678
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)[b]	150	142,434
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	50	49,368
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	75	72,879
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	205	199,092
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	145	145,386
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	50	50,396

		1,334,063
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	40	40,126

		40,126
ELECTRONICS — 1.02%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	25	24,030
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	75	76,369
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[b]	75	74,901
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	100	95,776

		271,076

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	$105	$102,677

		102,677
FOOD — 2.70%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	120	112,948
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	50	49,284
Kellogg Co.
3.25%, 04/01/26	120	118,848
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	175	166,610
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	160	149,043
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	125	123,995

		720,728
FOREST PRODUCTS & PAPER — 0.54%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	140	143,906

		143,906
GAS — 0.29%
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	80	77,538

		77,538
HEALTH CARE – PRODUCTS — 1.88%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	235	237,712
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	100	94,876
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	85	86,531
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	85	81,744

		500,863
HEALTH CARE – SERVICES — 0.41%
UnitedHealth Group Inc.
3.10%, 03/15/26	110	109,993

		109,993

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
HOUSEWARES — 0.51%
Newell Brands Inc.
4.20%, 04/01/26 (Call 01/01/26)	$130	$136,756

		136,756
INSURANCE — 3.16%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	50	48,624
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	160	163,206
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	180	181,494
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	100	102,271
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	50	53,425
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	50	50,365
Manulife Financial Corp.
4.15%, 03/04/26	135	143,157
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	25	24,831
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	50	51,707
Voya Financial Inc.
3.65%, 06/15/26	25	24,938

		844,018
INTERNET — 0.91%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	125	116,674
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	80	85,805
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	40	40,285

		242,764
IRON & STEEL — 0.51%
Vale Overseas Ltd.
6.25%, 08/10/26	125	136,672

		136,672
LODGING — 0.33%
Marriott International Inc./MD Series R
3.13%, 06/15/26 (Call 03/15/26)[a]	90	87,750

		87,750

Security	Principal (000s)	Value
MACHINERY — 0.56%
Caterpillar Financial Services Corp.
2.40%, 08/09/26	$25	$23,805
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	50	50,949
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)[b]	50	48,999
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	25	24,890

		148,643
MANUFACTURING — 0.47%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	80	75,665
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	50	48,690

		124,355
MEDIA — 3.12%
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	100	103,470
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)	225	223,763
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)	75	78,845
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	100	93,880
3.88%, 01/15/26 (Call 10/15/25)	50	50,428
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	135	129,682
Walt Disney Co. (The)
1.85%, 07/30/26[a]	130	118,245
3.00%, 02/13/26	35	35,145

		833,458
OIL & GAS — 4.30%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)[a]	150	168,015
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	80	79,167
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	130	129,645
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	135	150,991
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)[a]	155	156,756

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)[a]	$100	$106,727
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	115	116,333
Shell International Finance BV
2.50%, 09/12/26	75	71,713
2.88%, 05/10/26	105	103,486
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	65	63,006

		1,145,839
PACKAGING & CONTAINERS — 0.18%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	48,704

		48,704
PHARMACEUTICALS — 5.07%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	155	151,127
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)[a]	165	171,395
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	125	121,440
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)[a]	195	192,947
Pfizer Inc.
3.00%, 12/15/26	235	234,633
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)[a]	185	179,078
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26[a]	325	302,429

		1,353,049
PIPELINES — 3.71%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	25	27,970
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)[a]	100	99,631
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	50	52,313
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	65	67,861
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	25	26,200

Security	Principal (000s)	Value
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	$65	$65,902
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)[a]	50	55,637
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	75	72,814
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)[a]	100	103,728
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (Call 12/31/25)[b]	155	172,623
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)[a]	50	48,646
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	50	49,510
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	40	44,747
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	40	51,766
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	50	51,346

		990,694
REAL ESTATE — 0.20%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	50	52,578

		52,578
REAL ESTATE INVESTMENT TRUSTS — 5.21%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)[a]	80	78,029
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	50	48,437
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	155	155,811
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	100	101,290
Care Capital Properties LP
5.13%, 08/15/26 (Call 05/15/26)	25	24,891
CBL & Associates LP
5.95%, 12/15/26 (Call 09/15/26)	50	49,102
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	100	100,238
4.45%, 02/15/26 (Call 11/15/25)	35	36,981

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal (000s)	Value
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)[a]	$50	$51,206
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	50	47,736
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	40	38,918
Hospitality Properties Trust
5.25%, 02/15/26 (Call 08/15/25)	55	58,231
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	50	46,328
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	25	24,189
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	50	52,505
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	75	77,834
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	50	49,530
3.30%, 01/15/26 (Call 10/15/25)	105	104,743
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	50	47,855
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	50	53,056
Welltower Inc.
4.25%, 04/01/26 (Call 01/01/26)	90	93,633
WP Carey Inc.
4.25%, 10/01/26 (Call 07/01/26)	50	49,947

		1,390,490
RETAIL — 3.30%
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	50	48,174
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)[a]	75	72,333
Home Depot Inc. (The)
3.00%, 04/01/26 (Call 01/01/26)	165	166,129
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	190	182,339
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	150	154,774
Target Corp.
2.50%, 04/15/26[a]	110	104,298
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	25	23,260

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	$130	$128,187

		879,494
SEMICONDUCTORS — 1.11%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	100	100,244
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	100	97,071
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	100	97,881

		295,196
SOFTWARE — 2.58%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[b]	90	88,252
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	100	95,778
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	300	287,439
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)[a]	225	217,242

		688,711
STORAGE & WAREHOUSING — 0.18%
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	50	48,106

		48,106
TELECOMMUNICATIONS — 2.12%
AT&T Inc.
4.13%, 02/17/26 (Call 11/17/25)	215	218,995
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	150	144,304
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,835
Verizon Communications Inc.
2.63%, 08/15/26	195	178,811

		565,945
TRANSPORTATION — 1.67%
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	115	109,496
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	110	110,468
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	115	112,366

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	$90	$88,739
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)[a]	25	24,131

		445,200

TOTAL CORPORATE BONDS & NOTES
(Cost: $26,353,862)		26,236,504

SHORT-TERM INVESTMENTS — 17.55%

MONEY MARKET FUNDS — 17.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	4,460	4,461,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	222	221,809

		4,683,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,683,224)		4,683,175

TOTAL INVESTMENTS IN SECURITIES — 115.88% (Cost: $31,037,086)[f]		30,919,679
Other Assets, Less Liabilities — (15.88)%		(4,236,174)

NET ASSETS — 100.00%		$26,683,505

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $31,038,023. Net unrealized depreciation was $118,344, of which $162,535 represented gross unrealized appreciation on securities and $280,879 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$26,236,504	$—	$26,236,504
Money market funds	4,683,175	—	—	4,683,175

Total	$4,683,175	$26,236,504	$—	$30,919,679

See notes to financial statements.

SCHEDULES OF INVESTMENTS	119

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares iBonds Dec 2017 Term Corporate ETF	iShares iBonds Dec 2018 Term Corporate ETF	iShares iBonds Dec 2019 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$103,611,739	$254,852,551	$296,518,688
Affiliated (Note 2)	45,435,912	20,013,363	14,354,802

Total cost of investments	$149,047,651	$274,865,914	$310,873,490

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$103,582,070	$254,842,990	$296,695,198
Affiliated (Note 2)	45,436,755	20,011,863	14,346,374

Total fair value of investments	149,018,825	274,854,853	311,041,572
Cash	3,894	8,169	—
Receivables:
Investment securities sold	786,607	—	—
Due from custodian (Note 4)	—	120,883	—
Dividends and interest	849,017	2,102,581	2,630,088

Total Assets	150,658,343	277,086,486	313,671,660

LIABILITIES
Payables:
Investment securities purchased	—	1,947,655	1,045,139
Collateral for securities on loan (Note 1)	5,382,120	9,845,175	8,325,575
Investment advisory fees (Note 2)	9,600	20,753	24,474

Total Liabilities	5,391,720	11,813,583	9,395,188

NET ASSETS	$145,266,623	$265,272,903	$304,276,472

Net assets consist of:
Paid-in capital	$145,122,809	$265,021,235	$303,662,871
Undistributed net investment income	136,287	289,781	415,871
Undistributed net realized gain (accumulated net realized loss)	36,353	(27,052)	29,648
Net unrealized appreciation (depreciation)	(28,826)	(11,061)	168,082

NET ASSETS	$145,266,623	$265,272,903	$304,276,472

Shares outstanding[b]	5,850,000	10,550,000	12,200,000

Net asset value per share	$24.83	$25.14	$24.94

[a]	Securities on loan with values of $5,213,155, $9,561,050 and $8,075,983, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2017

	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$300,002,539	$331,544,778	$240,186,977
Affiliated (Note 2)	13,205,589	24,755,990	19,121,504

Total cost of investments	$313,208,128	$356,300,768	$259,308,481

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$301,019,991	$332,672,321	$242,271,460
Affiliated (Note 2)	13,210,338	24,757,647	19,137,960

Total fair value of investments	314,230,329	357,429,968	261,409,420
Receivables:
Investment securities sold	51,632	—	—
Due from custodian (Note 4)	310,019	—	—
Dividends and interest	2,447,803	2,987,521	2,086,309
Capital shares sold	253,025	1,323,521	2,505,108

Total Assets	317,292,808	361,741,010	266,000,837

LIABILITIES
Payables:
Investment securities purchased	1,477,092	428,525	1,286,090
Collateral for securities on loan (Note 1)	8,079,355	21,613,953	14,464,413
Investment advisory fees (Note 2)	24,050	26,719	19,662

Total Liabilities	9,580,497	22,069,197	15,770,165

NET ASSETS	$307,712,311	$339,671,813	$250,230,672

Net assets consist of:
Paid-in capital	$306,303,724	$338,000,470	$247,640,262
Undistributed net investment income	500,003	618,706	467,365
Undistributed net realized gain (accumulated net realized loss)	(113,617)	(76,563)	22,106
Net unrealized appreciation	1,022,201	1,129,200	2,100,939

NET ASSETS	$307,712,311	$339,671,813	$250,230,672

Shares outstanding[b]	12,100,000	13,650,000	10,000,000

Net asset value per share	$25.43	$24.88	$25.02

[a]	Securities on loan with values of $7,842,390, $20,902,316 and $14,024,343, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2017

	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$142,084,298	$115,554,379	$160,965,996
Affiliated (Note 2)	12,420,283	9,600,749	19,091,731

Total cost of investments	$154,504,581	$125,155,128	$180,057,727

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$143,268,071	$116,529,704	$162,486,339
Affiliated (Note 2)	12,425,693	9,605,546	19,107,165

Total fair value of investments	155,693,764	126,135,250	181,593,504
Receivables:
Dividends and interest	1,309,304	1,174,871	1,664,585
Capital shares sold	—	—	75,855

Total Assets	157,003,068	127,310,121	183,333,944

LIABILITIES
Payables:
Investment securities purchased	—	201,827	505,852
Collateral for securities on loan (Note 1)	10,532,430	7,837,415	16,862,008
Investment advisory fees (Note 2)	11,870	9,593	13,182

Total Liabilities	10,544,300	8,048,835	17,381,042

NET ASSETS	$146,458,768	$119,261,286	$165,952,902

Net assets consist of:
Paid-in capital	$144,915,439	$118,164,057	$164,123,258
Undistributed net investment income	323,577	269,907	417,195
Undistributed net realized gain (accumulated net realized loss)	30,569	(152,800)	(123,328)
Net unrealized appreciation	1,189,183	980,122	1,535,777

NET ASSETS	$146,458,768	$119,261,286	$165,952,902

Shares outstanding[b]	5,850,000	4,800,000	6,700,000

Net asset value per share	$25.04	$24.85	$24.77

[a]	Securities on loan with values of $10,208,604, $7,591,348 and $16,332,540, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2017

iShares iBonds Dec 2026 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$26,353,862
Affiliated (Note 2)	4,683,224

Total cost of investments	$31,037,086

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$26,236,504
Affiliated (Note 2)	4,683,175

Total fair value of investments	30,919,679
Receivables:
Dividends and interest	227,503

Total Assets	31,147,182

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	4,461,513
Investment advisory fees (Note 2)	2,164

Total Liabilities	4,463,677

NET ASSETS	$26,683,505

Net assets consist of:
Paid-in capital	$26,754,179
Undistributed net investment income	52,092
Accumulated net realized loss	(5,359)
Net unrealized depreciation	(117,407)

NET ASSETS	$26,683,505

Shares outstanding[b]	1,100,000

Net asset value per share	$24.26

[a]	Securities on loan with values of $4,326,756. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	123

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares iBonds Dec 2017 Term Corporate ETF	iShares iBonds Dec 2018 Term Corporate ETF	iShares iBonds Dec 2019 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$52,097	$16,003	$7,412
Interest — unaffiliated	853,825	1,723,998	2,438,902
Interest — affiliated (Note 2)	4,703	15,851	26,676
Securities lending income — affiliated — net (Note 2)	11,750	7,003	15,139

Total investment income	922,375	1,762,855	2,488,129

EXPENSES
Investment advisory fees (Note 2)	70,255	104,056	122,110

Total expenses	70,255	104,056	122,110
Less investment advisory fees waived (Note 2)	(7,877)	(2,763)	(1,251)

Net expenses	62,378	101,293	120,859

Net investment income	859,997	1,661,562	2,367,270

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12,607	26,985	56,479
Investments — affiliated (Note 2)	951	995	1,866
In-kind redemptions — unaffiliated	6,356	—	—
Realized gain distributions from affiliated funds	471	332	131

Net realized gain	20,385	28,312	58,476

Net change in unrealized appreciation/depreciation	(141,919)	(379,708)	(875,095)

Net realized and unrealized loss	(121,534)	(351,396)	(816,619)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$738,463	$1,310,166	$1,550,651

See notes to financial statements.

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$7,133	$5,476	$5,422
Interest — unaffiliated	2,914,640	3,481,227	2,665,677
Interest — affiliated (Note 2)	23,591	9,585	18,611
Securities lending income — affiliated — net (Note 2)	18,564	34,485	17,191

Total investment income	2,963,928	3,530,773	2,706,901

EXPENSES
Investment advisory fees (Note 2)	124,642	133,306	90,872

Total expenses	124,642	133,306	90,872
Less investment advisory fees waived (Note 2)	(1,209)	(856)	(892)

Net expenses	123,433	132,450	89,980

Net investment income	2,840,495	3,398,323	2,616,921

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,604	(24,829)	36,599
Investments — affiliated (Note 2)	1,702	1,695	1,290
Realized gain distributions from affiliated funds	176	66	71

Net realized gain (loss)	12,482	(23,068)	37,960

Net change in unrealized appreciation/depreciation	(937,379)	(1,243,960)	(956,505)

Net realized and unrealized loss	(924,897)	(1,267,028)	(918,545)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,915,598	$2,131,295	$1,698,376

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,680	$2,256	$1,949
Interest — unaffiliated	1,836,464	1,493,375	2,094,147
Interest — affiliated (Note 2)	4,709	5,136	11,840
Securities lending income — affiliated — net (Note 2)	13,558	13,503	19,145

Total investment income	1,857,411	1,514,270	2,127,081

EXPENSES
Investment advisory fees (Note 2)	57,937	44,137	59,067

Total expenses	57,937	44,137	59,067
Less investment advisory fees waived (Note 2)	(418)	(373)	(325)

Net expenses	57,519	43,764	58,742

Net investment income	1,799,892	1,470,506	2,068,339

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(77,024)	(91,907)	1,288
Investments — affiliated (Note 2)	1,459	186	573
In-kind redemptions — unaffiliated	94,083	—	—
Realized gain distributions from affiliated funds	15	35	16

Net realized gain (loss)	18,533	(91,686)	1,877

Net change in unrealized appreciation/depreciation	(329,472)	(194,805)	(108,594)

Net realized and unrealized loss	(310,939)	(286,491)	(106,717)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,488,953	$1,184,015	$1,961,622

See notes to financial statements.

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2017

iShares iBonds Dec 2026 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$527
Interest — unaffiliated	347,055
Securities lending income — affiliated — net (Note 2)	1,286

Total investment income	348,868

EXPENSES
Investment advisory fees (Note 2)	10,188

Total expenses	10,188
Less investment advisory fees waived (Note 2)	(84)

Net expenses	10,104

Net investment income	338,764

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,554)
Investments — affiliated (Note 2)	(97)
Realized gain distributions from affiliated funds	6

Net realized loss	(3,645)

Net change in unrealized appreciation/depreciation	(58,090)

Net realized and unrealized loss	(61,735)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$277,029

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2017 Term Corporate ETF		iShares iBonds Dec 2018 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$859,997	$926,830	$1,661,562	$1,773,608
Net realized gain (loss)	20,385	15,968	28,312	(48,538)
Net change in unrealized appreciation/depreciation	(141,919)	146,035	(379,708)	619,185

Net increase in net assets resulting from operations	738,463	1,088,833	1,310,166	2,344,255

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(810,542)	(851,958)	(1,529,151)	(1,673,272)
From net realized gain	—	(2,133)	—	—

Total distributions to shareholders	(810,542)	(854,091)	(1,529,151)	(1,673,272)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	62,076,508	95,468,360	101,784,804	110,436,724
Cost of shares redeemed	(31,025,953)	—	—	—

Net increase in net assets from capital share transactions	31,050,555	95,468,360	101,784,804	110,436,724

INCREASE IN NET ASSETS	30,978,476	95,703,102	101,565,819	111,107,707

NET ASSETS
Beginning of period	114,288,147	18,585,045	163,707,084	52,599,377

End of period	$145,266,623	$114,288,147	$265,272,903	$163,707,084

Undistributed net investment income included in net assets at end of period	$136,287	$86,832	$289,781	$157,370

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	3,850,000	4,050,000	4,400,000
Shares redeemed	(1,250,000)	—	—	—

Net increase in shares outstanding	1,250,000	3,850,000	4,050,000	4,400,000

See notes to financial statements.

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2019 Term Corporate ETF		iShares iBonds Dec 2020 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,367,270	$2,174,182	$2,840,495	$3,062,772
Net realized gain (loss)	58,476	(28,828)	12,482	(113,156)
Net change in unrealized appreciation/depreciation	(875,095)	1,165,958	(937,379)	2,201,831

Net increase in net assets resulting from operations	1,550,651	3,311,312	1,915,598	5,151,447

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,128,501)	(2,021,255)	(2,606,769)	(2,862,596)
From net realized gain	—	(2,587)	—	—

Total distributions to shareholders	(2,128,501)	(2,023,842)	(2,606,769)	(2,862,596)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	110,744,424	166,829,761	96,071,200	164,793,534

Net increase in net assets from capital share transactions	110,744,424	166,829,761	96,071,200	164,793,534

INCREASE IN NET ASSETS	110,166,574	168,117,231	95,380,029	167,082,385

NET ASSETS
Beginning of period	194,109,898	25,992,667	212,332,282	45,249,897

End of period	$304,276,472	$194,109,898	$307,712,311	$212,332,282

Undistributed net investment income included in net assets at end of period	$415,871	$177,102	$500,003	$266,277

SHARES ISSUED
Shares sold	4,450,000	6,700,000	3,800,000	6,500,000

Net increase in shares outstanding	4,450,000	6,700,000	3,800,000	6,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	129

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2021 Term Corporate ETF		iShares iBonds Dec 2022 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,398,323	$2,836,264	$2,616,921	$2,350,983
Net realized gain (loss)	(23,068)	(40,260)	37,960	(10,470)
Net change in unrealized appreciation/depreciation	(1,243,960)	2,544,992	(956,505)	3,240,997

Net increase in net assets resulting from operations	2,131,295	5,340,996	1,698,376	5,581,510

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,018,448)	(2,626,067)	(2,337,271)	(2,191,302)

Total distributions to shareholders	(3,018,448)	(2,626,067)	(2,337,271)	(2,191,302)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,529,788	186,156,763	112,911,917	121,130,394

Net increase in net assets from capital share transactions	134,529,788	186,156,763	112,911,917	121,130,394

INCREASE IN NET ASSETS	133,642,635	188,871,692	112,273,022	124,520,602

NET ASSETS
Beginning of period	206,029,178	17,157,486	137,957,650	13,437,048

End of period	$339,671,813	$206,029,178	$250,230,672	$137,957,650

Undistributed net investment income included in net assets at end of period	$618,706	$238,831	$467,365	$187,715

SHARES ISSUED
Shares sold	5,450,000	7,500,000	4,550,000	4,900,000

Net increase in shares outstanding	5,450,000	7,500,000	4,550,000	4,900,000

See notes to financial statements.

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2023 Term Corporate ETF		iShares iBonds Dec 2024 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,799,892	$1,502,313	$1,470,506	$1,191,271
Net realized gain (loss)	18,533	14,655	(91,686)	(53,551)
Net change in unrealized appreciation/depreciation	(329,472)	1,757,601	(194,805)	1,466,150

Net increase in net assets resulting from operations	1,488,953	3,274,569	1,184,015	2,603,870

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,622,333)	(1,383,779)	(1,315,872)	(1,105,243)

Total distributions to shareholders	(1,622,333)	(1,383,779)	(1,315,872)	(1,105,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,212,380	73,277,549	56,340,596	50,673,846
Cost of shares redeemed	(3,740,719)	—	—	—

Net increase in net assets from capital share transactions	60,471,661	73,277,549	56,340,596	50,673,846

INCREASE IN NET ASSETS	60,338,281	75,168,339	56,208,739	52,172,473

NET ASSETS
Beginning of period	86,120,487	10,952,148	63,052,547	10,880,074

End of period	$146,458,768	$86,120,487	$119,261,286	$63,052,547

Undistributed net investment income included in net assets at end of period	$323,577	$146,018	$269,907	$115,273

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	2,950,000	2,300,000	2,050,000
Shares redeemed	(150,000)	—	—	—

Net increase in shares outstanding	2,450,000	2,950,000	2,300,000	2,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	131

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2025 Term Corporate ETF		iShares iBonds Dec 2026 Term Corporate ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Period from September 13, 2016[a] to October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,068,339	$1,470,072	$338,764	$42,462
Net realized gain (loss)	1,877	(30,610)	(3,645)	(1,714)
Net change in unrealized appreciation/depreciation	(108,594)	1,876,271	(58,090)	(59,317)

Net increase (decrease) in net assets resulting from operations	1,961,622	3,315,733	277,029	(18,569)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,804,709)	(1,347,155)	(329,134)	—

Total distributions to shareholders	(1,804,709)	(1,347,155)	(329,134)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,456,212	56,521,415	13,077,727	13,676,452

Net increase in net assets from capital share transactions	96,456,212	56,521,415	13,077,727	13,676,452

INCREASE IN NET ASSETS	96,613,125	58,489,993	13,025,622	13,657,883

NET ASSETS
Beginning of period	69,339,777	10,849,784	13,657,883	—

End of period	$165,952,902	$69,339,777	$26,683,505	$13,657,883

Undistributed net investment income included in net assets at end of period	$417,195	$153,565	$52,092	$42,462

SHARES ISSUED
Shares sold	3,950,000	2,300,000	550,000	550,000

Net increase in shares outstanding	3,950,000	2,300,000	550,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2017 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.85	$24.78	$24.75

Income from investment operations:
Net investment income[c]	0.15	0.34	0.19
Net realized and unrealized gain (loss)[d]	(0.02)	0.05	(0.00)[e]

Total from investment operations	0.13	0.39	0.19

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.16)

Total distributions	(0.15)	(0.32)	(0.16)

Net asset value, end of period	$24.83	$24.85	$24.78

Total return	0.51%[f]	1.58%	0.76%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$145,267	$114,288	$18,585
Ratio of expenses to average net assets[g]	0.09%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[g]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[g]	1.22%	1.35%	1.18%
Portfolio turnover rate[h]	0%[f]	6%	7%[f]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2018 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015[a]	Period from May 28, 2014[b] to Oct. 31, 2014[a]
Net asset value, beginning of period	$25.19	$25.05	$24.95	$25.07

Income from investment operations:
Net investment income[c]	0.20	0.41	0.39	0.16
Net realized and unrealized gain (loss)[d]	(0.06)	0.13	0.10	(0.15)

Total from investment operations	0.14	0.54	0.49	0.01

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.39)	(0.13)

Total distributions	(0.19)	(0.40)	(0.39)	(0.13)

Net asset value, end of period	$25.14	$25.19	$25.05	$24.95

Total return	0.55%[e]	2.18%	1.97%	0.04%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$265,273	$163,707	$52,599	$9,982
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	1.60%	1.64%	1.57%	1.49%
Portfolio turnover rate[g]	4%[e]	4%	9%	3%[e]

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2019 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.05	$24.75	$24.75

Income from investment operations:
Net investment income[c]	0.24	0.50	0.32
Net realized and unrealized gain (loss)[d]	(0.13)	0.29	(0.05)

Total from investment operations	0.11	0.79	0.27

Less distributions from:
Net investment income	(0.22)	(0.49)	(0.27)

Total distributions	(0.22)	(0.49)	(0.27)

Net asset value, end of period	$24.94	$25.05	$24.75

Total return	0.45%[e]	3.20%	1.14%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$304,276	$194,110	$25,993
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	1.94%	2.00%	1.98%
Portfolio turnover rate[g]	5%[e]	7%	3%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	135

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2020 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Dec. 2, 2014[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.58	$25.14	$25.00

Income from investment operations:
Net investment income[c]	0.29	0.60	0.56
Net realized and unrealized gain (loss)[d]	(0.17)	0.42	0.05

Total from investment operations	0.12	1.02	0.61

Less distributions from:
Net investment income	(0.27)	(0.58)	(0.47)

Total distributions	(0.27)	(0.58)	(0.47)

Net asset value, end of period	$25.43	$25.58	$25.14

Total return	0.47%[e]	4.12%	2.47%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$307,712	$212,332	$45,250
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.28%	2.34%	2.43%
Portfolio turnover rate[g]	2%[e]	6%	10%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

136	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2021 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.13	$24.51	$24.75

Income from investment operations:
Net investment income[c]	0.31	0.64	0.41
Net realized and unrealized gain (loss)[d]	(0.27)	0.61	(0.30)

Total from investment operations	0.04	1.25	0.11

Less distributions from:
Net investment income	(0.29)	(0.63)	(0.35)

Total distributions	(0.29)	(0.63)	(0.35)

Net asset value, end of period	$24.88	$25.13	$24.51

Total return	0.17%[e]	5.17%	0.46%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$339,672	$206,029	$17,157
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.55%	2.58%	2.60%
Portfolio turnover rate[g]	2%[e]	14%	2%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	137

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2022 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.31	$24.43	$24.75

Income from investment operations:
Net investment income[c]	0.35	0.74	0.46
Net realized and unrealized gain (loss)[d]	(0.31)	0.86	(0.39)

Total from investment operations	0.04	1.60	0.07

Less distributions from:
Net investment income	(0.33)	(0.72)	(0.39)

Total distributions	(0.33)	(0.72)	(0.39)

Net asset value, end of period	$25.02	$25.31	$24.43

Total return	0.17%[e]	6.66%	0.30%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$250,231	$137,958	$13,437
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.88%	2.95%	2.89%
Portfolio turnover rate[g]	3%[e]	10%	6%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

138	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2023 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.33	$24.34	$24.75

Income from investment operations:
Net investment income[c]	0.38	0.78	0.47
Net realized and unrealized gain (loss)[d]	(0.31)	0.96	(0.48)

Total from investment operations	0.07	1.74	(0.01)

Less distributions from:
Net investment income	(0.36)	(0.75)	(0.40)

Total distributions	(0.36)	(0.75)	(0.40)

Net asset value, end of period	$25.04	$25.33	$24.34

Total return	0.25%[e]	7.27%	(0.01)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,459	$86,120	$10,952
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.11%	3.10%	2.98%
Portfolio turnover rate[g]	4%[e]	16%	7%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	139

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2024 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.22	$24.18	$24.75

Income from investment operations:
Net investment income[c]	0.41	0.82	0.49
Net realized and unrealized gain (loss)[d]	(0.40)	1.02	(0.64)

Total from investment operations	0.01	1.84	(0.15)

Less distributions from:
Net investment income	(0.38)	(0.80)	(0.42)

Total distributions	(0.38)	(0.80)	(0.42)

Net asset value, end of period	$24.85	$25.22	$24.18

Total return	0.02%[e]	7.75%	(0.58)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,261	$63,053	$10,880
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.33%	3.30%	3.15%
Portfolio turnover rate[g]	5%[e]	4%	3%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

140	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2025 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.21	$24.11	$24.75

Income from investment operations:
Net investment income[c]	0.42	0.85	0.52
Net realized and unrealized gain (loss)[d]	(0.46)	1.07	(0.71)

Total from investment operations	(0.04)	1.92	(0.19)

Less distributions from:
Net investment income	(0.40)	(0.82)	(0.45)

Total distributions	(0.40)	(0.82)	(0.45)

Net asset value, end of period	$24.77	$25.21	$24.11

Total return	(0.16)%[e]	8.10%	(0.77)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,953	$69,340	$10,850
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.50%	3.42%	3.33%
Portfolio turnover rate[g]	2%[e]	6%	56%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	141

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2026 Term Corporate ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Period from Sep. 13, 2016[a] to Oct. 31, 2016
Net asset value, beginning of period	$24.83	$24.75

Income from investment operations:
Net investment income[b]	0.39	0.09
Net realized and unrealized gain (loss)[c]	(0.54)	(0.01)

Total from investment operations	(0.15)	0.08

Less distributions from:
Net investment income	(0.42)	—

Total distributions	(0.42)	—

Net asset value, end of period	$24.26	$24.83

Total return	(0.63)%[d]	0.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,684	$13,658
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	n/a
Ratio of net investment income to average net assets[e]	3.33%	2.85%
Portfolio turnover rate[f]	2%[d]	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2017 Term Corporate	Non-diversified
iBonds Dec 2018 Term Corporate	Non-diversified
iBonds Dec 2019 Term Corporate	Non-diversified
iBonds Dec 2020 Term Corporate	Non-diversified
iBonds Dec 2021 Term Corporate	Non-diversified

iShares ETF	Diversification Classification
iBonds Dec 2022 Term Corporate	Non-diversified
iBonds Dec 2023 Term Corporate	Non-diversified
iBonds Dec 2024 Term Corporate	Non-diversified
iBonds Dec 2025 Term Corporate	Non-diversified
iBonds Dec 2026 Term Corporate	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

144	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2017 Term Corporate
BNP Paribas Prime Brokerage Inc.	$12,017	$12,017	$—
BNP Paribas Prime Brokerage International Ltd.	1,624,188	1,624,188	—
Credit Suisse Securities (USA) LLC	326,664	326,664	—
Deutsche Bank Securities Inc.	1,000	1,000	—
JPMorgan Securities LLC	567,204	567,204	—
Merrill Lynch, Pierce, Fenner & Smith	53,166	53,166	—
Morgan Stanley & Co. LLC	2,548,870	2,548,870	—
Scotia Capital (USA) Inc.	80,046	80,046	—

	$5,213,155	$5,213,155	$—

iBonds Dec 2018 Term Corporate
BMO Capital Markets	$1,166,470	$1,166,470	$—
BNP Paribas Prime Brokerage Inc.	348,515	348,515	—
BNP Paribas Prime Brokerage International Ltd.	3,228,559	3,228,559	—
Citigroup Global Markets Inc.	838,729	838,729	—
Credit Suisse Securities (USA) LLC	1,103,739	1,103,739	—
Deutsche Bank Securities Inc.	398,073	398,073	—
Jefferies LLC	135,886	135,886	—
JPMorgan Securities LLC	544,705	544,705	—
Merrill Lynch, Pierce, Fenner & Smith	1,796,374	1,796,374	—

	$9,561,050	$9,561,050	$—

146	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2019 Term Corporate
BMO Capital Markets	$396,192	$396,192	$—
BNP Paribas Prime Brokerage International Ltd.	77,813	77,813	—
Citigroup Global Markets Inc.	32,218	32,218	—
Credit Suisse Securities (USA) LLC	529,110	529,110	—
Deutsche Bank Securities Inc.	166,088	166,088	—
Goldman Sachs & Co.	1,383,252	1,383,252	—
JPMorgan Securities LLC	991,993	991,993	—
Merrill Lynch, Pierce, Fenner & Smith	1,345,112	1,345,112	—
Morgan Stanley & Co. LLC	2,357,765	2,357,765	—
Nomura Securities International Inc.	796,440	796,440	—

	$8,075,983	$8,075,983	$—

iBonds Dec 2020 Term Corporate
BNP Paribas New York Branch	$161,677	$161,677	$—
BNP Paribas Prime Brokerage Inc.	502,115	502,115	—
BNP Paribas Prime Brokerage International Ltd.	103,494	103,494	—
Citigroup Global Markets Inc.	358,099	358,099	—
Credit Suisse Securities (USA) LLC	9,360	9,360	—
Deutsche Bank Securities Inc.	266,990	266,990	—
Goldman Sachs & Co.	3,548,236	3,548,236	—
Jefferies LLC	262,515	262,515	—
JPMorgan Securities LLC	1,235,443	1,235,443	—
Merrill Lynch, Pierce, Fenner & Smith	1,394,461	1,394,461	—

	$7,842,390	$7,842,390	$—

iBonds Dec 2021 Term Corporate
BMO Capital Markets	$683,215	$683,215	$—
BNP Paribas Prime Brokerage International Ltd.	958,977	958,977	—
Citigroup Global Markets Inc.	1,534,123	1,534,123	—
Credit Suisse Securities (USA) LLC	607,221	607,221	—
Deutsche Bank Securities Inc.	963,285	963,285	—
Goldman Sachs & Co.	2,704,156	2,704,156	—
Jefferies LLC	1,339,197	1,339,197	—
JPMorgan Securities LLC	6,235,353	6,235,353	—
Merrill Lynch, Pierce, Fenner & Smith	1,098,905	1,098,905	—
Morgan Stanley & Co. LLC	4,777,884	4,777,884	—

	$20,902,316	$20,902,316	$—

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2022 Term Corporate
BMO Capital Markets	$396,823	$396,823	$—
BNP Paribas Prime Brokerage Inc.	476,311	476,311	—
BNP Paribas Prime Brokerage International Ltd.	1,216,135	1,216,135	—
Citigroup Global Markets Inc.	1,910,266	1,910,266	—
Credit Suisse Securities (USA) LLC	1,750,033	1,750,033	—
Goldman Sachs & Co.	1,170,138	1,170,138	—
Jefferies LLC	699,314	699,314	—
JPMorgan Securities LLC	3,933,632	3,933,632	—
Merrill Lynch, Pierce, Fenner & Smith	1,195,263	1,195,263	—
Morgan Stanley & Co. LLC	1,276,428	1,276,428	—

	$14,024,343	$14,024,343	$—

iBonds Dec 2023 Term Corporate
BNP Paribas Prime Brokerage Inc.	$14,197	$14,197	$—
BNP Paribas Prime Brokerage International Ltd.	934,032	934,032	—
Citigroup Global Markets Inc.	204,476	204,476	—
Credit Suisse Securities (USA) LLC	139,962	139,962	—
Deutsche Bank Securities Inc.	99,909	99,909	—
Goldman Sachs & Co.	2,160,034	2,160,034	—
Jefferies LLC	1,822,732	1,822,732	—
JPMorgan Securities LLC	3,499,791	3,499,791	—
Merrill Lynch, Pierce, Fenner & Smith	670,318	670,318	—
Morgan Stanley & Co. LLC	663,153	663,153	—

	$10,208,604	$10,208,604	$—

iBonds Dec 2024 Term Corporate
BNP Paribas New York Branch	$455,390	$455,390	$—
BNP Paribas Prime Brokerage International Ltd.	1,102,004	1,102,004	—
Citigroup Global Markets Inc.	578,135	578,135	—
Credit Suisse Securities (USA) LLC	636,080	636,080	—
Goldman Sachs & Co.	1,438,775	1,438,775	—
JPMorgan Securities LLC	1,531,662	1,531,662	—
Merrill Lynch, Pierce, Fenner & Smith	324,973	324,973	—
Morgan Stanley & Co. LLC	1,352,794	1,352,794	—
Scotia Capital (USA) Inc.	171,535	171,535	—

	$7,591,348	$7,591,348	$—

148	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2025 Term Corporate
BMO Capital Markets	$250,696	$250,696	$—
BNP Paribas Prime Brokerage Inc.	511,202	511,202	—
BNP Paribas Prime Brokerage International Ltd.	1,159,779	1,159,779	—
Citigroup Global Markets Inc.	449,776	449,776	—
Credit Suisse Securities (USA) LLC	942,171	942,171	—
Deutsche Bank Securities Inc.	918,911	918,911	—
Goldman Sachs & Co.	4,003,342	4,003,342	—
Jefferies LLC	1,286,831	1,286,831	—
JPMorgan Securities LLC	2,983,071	2,983,071	—
Merrill Lynch, Pierce, Fenner & Smith	503,511	503,511	—
Morgan Stanley & Co. LLC	3,323,250	3,323,250	—

	$16,332,540	$16,332,540	$—

iBonds Dec 2026 Term Corporate
BMO Capital Markets	$72,333	$72,333	$—
BNP Paribas Prime Brokerage Inc.	55,637	55,637	—
Citigroup Global Markets Inc.	675,044	675,044	—
Credit Suisse Securities (USA) LLC	109,282	109,282	—
Goldman Sachs & Co.	1,236,357	1,236,357	—
Jefferies LLC	534,473	534,473	—
JPMorgan Securities LLC	1,451,404	1,451,404	—
Nomura Securities International Inc.	192,226	192,226	—

	$4,326,756	$4,326,756	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	149

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, each of the Funds may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBonds Dec 2017 Term Corporate	$3,965
iBonds Dec 2018 Term Corporate	2,383
iBonds Dec 2019 Term Corporate	4,938
iBonds Dec 2020 Term Corporate	5,744
iBonds Dec 2021 Term Corporate	11,372

iShares ETF	Fees Paid to BTC
iBonds Dec 2022 Term Corporate	$5,422
iBonds Dec 2023 Term Corporate	4,350
iBonds Dec 2024 Term Corporate	4,403
iBonds Dec 2025 Term Corporate	6,332
iBonds Dec 2026 Term Corporate	461

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

150	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2017 Term Corporate	$—	$19,512,402
iBonds Dec 2018 Term Corporate	45,149,845	7,746,712
iBonds Dec 2019 Term Corporate	44,990,576	11,081,254
iBonds Dec 2020 Term Corporate	26,619,637	4,342,064
iBonds Dec 2021 Term Corporate	49,886,258	5,320,272
iBonds Dec 2022 Term Corporate	46,579,657	5,832,456
iBonds Dec 2023 Term Corporate	4,550,329	4,128,337
iBonds Dec 2024 Term Corporate	9,840,255	4,702,297
iBonds Dec 2025 Term Corporate	13,847,551	2,625,261
iBonds Dec 2026 Term Corporate	6,556,132	456,477

In-kind transactions (see Note 4) for the six months ended April 30, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2017 Term Corporate	$39,398,288	$24,906,068
iBonds Dec 2018 Term Corporate	50,715,055	—
iBonds Dec 2019 Term Corporate	76,690,565	—
iBonds Dec 2020 Term Corporate	73,719,423	—
iBonds Dec 2021 Term Corporate	87,679,105	—
iBonds Dec 2022 Term Corporate	69,075,088	—
iBonds Dec 2023 Term Corporate	62,720,770	3,662,910
iBonds Dec 2024 Term Corporate	50,250,274	—
iBonds Dec 2025 Term Corporate	84,159,382	—
iBonds Dec 2026 Term Corporate	6,733,498	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	151

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or

152	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of April 30, 2017, attributable to the use of equalization, amortization methods on fixed income securities, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

As of October 31, 2016, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Dec 2018 Corporate	$54,620
iBonds Dec 2019 Corporate	25,587
iBonds Dec 2020 Corporate	120,640
iBonds Dec 2021 Corporate	31,791

iShares ETF	Non- Expiring
iBonds Dec 2022 Corporate	$12,691
iBonds Dec 2024 Corporate	53,410
iBonds Dec 2025 Corporate	109,066
iBonds Dec 2026 Corporate	777

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

154	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Dec 2017 Term Corporate	$0.144859	$—	$0.001027	$0.145886	99%	—%	1%	100%
iBonds Dec 2018 Term Corporate	0.183289	—	0.005469	0.188758	97	—	3	100
iBonds Dec 2019 Term Corporate	0.215947	—	0.005458	0.221405	98	—	2	100
iBonds Dec 2020 Term Corporate	0.263290	—	0.004763	0.268053	98	—	2	100
iBonds Dec 2021 Term Corporate	0.283683	—	0.005669	0.289352	98	—	2	100
iBonds Dec 2022 Term Corporate	0.318013	—	0.010660	0.328673	97	—	3	100
iBonds Dec 2023 Term Corporate	0.348086	—	0.008802	0.356888	98	—	2	100
iBonds Dec 2024 Term Corporate	0.366968	—	0.011621	0.378589	97	—	3	100
iBonds Dec 2025 Term Corporate	0.394759	—	0.007480	0.402239	98	—	2	100
iBonds Dec 2026 Term Corporate	0.395284	—	0.021041	0.416325	95	—	5	100

SUPPLEMENTAL INFORMATION	155

Notes:

156	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	157

Notes:

158	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NYSE Arca

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Performance as of April 30, 2017

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 2.17%, net of fees, while the total return for the Index was 2.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.86%	8.14%	8.53%	7.86%	8.14%	8.53%
5 Years	4.91%	4.85%	5.69%	27.08%	26.72%	31.87%
Since Inception	6.57%	6.60%	7.37%	81.63%	82.01%	94.65%

The inception date of the Fund was 12/17/07. The first day of secondary market trading was 12/19/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.70	$2.01	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aa	3.97%
A	14.96
Baa	33.83
Ba	20.27
B	15.56
Caa	5.09
Not Rated	6.32

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/17

Country	Percentage of Total Investments [2]

Mexico	6.23%
Indonesia	5.07
Turkey	4.61
Russia	4.53
Philippines	4.18
Argentina	3.95
China	3.92
Brazil	3.88
Colombia	3.59
Hungary	3.49

TOTAL	43.45%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 15.96%

AZERBAIJAN — 0.58%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$56,500	$62,432,500

		62,432,500
CHILE — 1.39%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	33,902	34,205,762
3.75%, 11/04/20[b]	26,424	27,644,260
3.88%, 11/03/21[b]	30,993	32,488,412
4.50%, 09/16/25[b]	53,134	56,155,731

		150,494,165
CHINA — 3.29%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	11,920	12,066,561
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	13,687	13,958,154
China Development Bank Corp.
1.63%, 06/22/19[b]	11,124	10,975,864
2.13%, 06/01/21[b]	20,030	19,649,238
2.50%, 10/09/20[b]	19,350	19,320,791
2.63%, 01/24/22[b]	10,100	10,062,125
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	15,140	16,124,100
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	18,086	19,080,730
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	27,235	28,359,568
4.88%, 05/17/42[b]	12,609	13,712,287
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	27,596	29,276,497
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	24,651	26,048,076
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	36,099	36,041,274
3.25%, 04/28/25[b]	31,847	31,249,869

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	$20,350	$19,639,203
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20[c]	2,000	1,994,620
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	12,255	12,360,076
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	23,267	24,580,618
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	12,624	12,276,840

		356,776,491
INDONESIA — 1.13%
Majapahit Holding BV
7.75%, 01/20/20[b]	14,236	15,962,115
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	13,000	13,068,900
Pertamina Persero PT
4.30%, 05/20/23[b]	11,542	11,873,717
4.88%, 05/03/22[b]	11,696	12,361,736
5.25%, 05/23/21[b]	9,927	10,597,073
5.63%, 05/20/43[b]	11,303	11,633,952
6.00%, 05/03/42[b]	10,030	10,656,875
6.45%, 05/30/44[b]	18,422	20,770,252
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	9,860	9,764,753
5.50%, 11/22/21[b]	5,180	5,639,725

		122,329,098
KAZAKHSTAN — 1.21%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	29,665	29,442,513
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	28,975	30,496,187
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	30,066	32,997,435
7.00%, 05/05/20[b]	34,624	37,947,904

		130,884,039

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MALAYSIA — 1.98%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	$39,870	$40,670,817
4.50%, 03/18/45[b]	37,406	39,140,823
5.25%, 08/12/19[b]	52,381	55,720,289
7.88%, 05/22/22[b]	26,324	32,438,878
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[b]	46,307	46,654,302

		214,625,109
MEXICO — 3.31%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	8,724	8,887,575
Comision Federal de Electricidad
4.75%, 02/23/27[b]	7,000	7,052,500
4.88%, 05/26/21[b]	6,786	7,159,230
4.88%, 01/15/24[b]	9,400	9,752,500
Mexico City Airport Trust
4.25%, 10/31/26 (Call 07/31/26)[b]	8,000	8,090,000
5.50%, 10/31/46 (Call 04/30/46)[b]	7,350	7,268,048
Petroleos Mexicanos
3.50%, 07/23/20	8,930	9,030,016
3.50%, 01/30/23	18,158	17,375,390
4.25%, 01/15/25	5,476	5,319,660
4.50%, 01/23/26	9,148	8,901,004
4.63%, 09/21/23	8,668	8,718,274
4.88%, 01/24/22	22,215	22,959,203
4.88%, 01/18/24	14,384	14,513,456
5.50%, 01/21/21	24,101	25,547,060
5.50%, 06/27/44	18,456	16,234,820
5.63%, 01/23/46	21,438	19,058,382
6.00%, 03/05/20	9,900	10,672,200
6.38%, 02/04/21	10,900	11,916,970
6.38%, 01/23/45	18,058	17,609,259
6.50%, 03/13/27[b]	24,531	26,462,816
6.50%, 06/02/41	20,711	20,690,289
6.63%, 06/15/35	21,633	22,417,196
6.75%, 09/21/47	25,274	25,559,596
6.88%, 08/04/26	25,485	28,479,488

		359,674,932

Security	Principal (000s)	Value
OMAN — 0.23%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	$25,863	$24,666,836

		24,666,836
PHILIPPINES — 0.22%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	18,661	23,937,211

		23,937,211
RUSSIA — 0.65%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	15,299	16,427,301
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	11,800	12,655,500
6.03%, 07/05/22[b]	9,700	10,415,375
6.80%, 11/22/25[b]	13,558	15,151,065
6.90%, 07/09/20[b]	14,878	16,328,605

		70,977,846
SOUTH AFRICA — 0.94%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	34,747	34,920,735
6.75%, 08/06/23[b]	20,438	21,122,673
7.13%, 02/11/25[b]	26,789	27,713,221
Transnet SOC Ltd.
4.00%, 07/26/22[b]	19,191	18,713,144

		102,469,773
VENEZUELA — 1.03%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	25,917	9,906,850
5.50%, 04/12/37[b]	14,797	5,674,650
6.00%, 05/16/24[b]	50,211	19,849,826
6.00%, 11/15/26[b]	42,903	16,281,688
8.50%, 10/27/20[b]	29,450	23,074,075
9.00%, 11/17/21[b]	16,610	8,695,335
9.75%, 05/17/35[b]	26,213	12,451,285
12.75%, 02/17/22[b]	26,383	16,274,354

		112,208,063
TOTAL CORPORATE BONDS & NOTES
(Cost: $1,731,837,772)		1,731,476,063

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 82.26%

ANGOLA — 0.40%
Angolan Government International Bond
9.50%, 11/12/25[b]	$41,500	$43,471,250

		43,471,250
ARGENTINA — 3.88%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	64,750	43,058,767
5.63%, 01/26/22	33,777	35,178,746
6.63%, 07/06/28	13,032	13,331,736
6.88%, 04/22/21	58,738	64,259,372
6.88%, 01/26/27	40,852	43,160,138
7.13%, 07/06/36	20,452	20,697,424
7.50%, 04/22/26	80,935	88,664,292
7.63%, 04/22/46	33,054	35,185,983
8.28%, 12/31/33	69,301	77,229,136

		420,765,594
AZERBAIJAN — 0.55%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	34,699	35,392,980
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	24,493	24,278,686

		59,671,666
BOLIVIA — 0.23%
Bolivian Government International Bond
4.50%, 03/20/28[c]	25,540	24,901,500

		24,901,500
BRAZIL — 3.81%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[b]	21,064	22,437,373
6.50%, 06/10/19[b]	11,635	12,478,538
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	14,481	14,191,380

Security	Principal (000s)	Value
Brazilian Government International Bond
2.63%, 01/05/23	$27,499	$25,684,066
4.25%, 01/07/25	61,923	61,675,308
4.88%, 01/22/21	38,587	40,853,986
5.00%, 01/27/45	49,675	45,080,062
5.63%, 01/07/41	33,809	33,639,955
5.63%, 02/21/47	19,774	19,625,695
6.00%, 04/07/26	41,540	45,590,150
7.13%, 01/20/37	23,625	27,405,000
8.25%, 01/20/34	20,379	25,881,330
8.88%, 04/15/24	12,581	16,135,133
10.13%, 05/15/27	15,752	22,879,780

		413,557,756
CHILE — 0.35%
Chile Government International Bond
3.13%, 01/21/26	36,927	37,665,540

		37,665,540
CHINA — 0.57%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	13,995	13,695,291
2.50%, 07/31/19[b]	17,797	17,974,970
2.88%, 04/26/26[b]	11,658	11,235,398
3.63%, 07/31/24[b]	17,937	18,609,637

		61,515,296
COLOMBIA — 3.52%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	17,395	16,838,360
3.88%, 04/25/27 (Call 01/25/27)	26,154	26,337,078
4.00%, 02/26/24 (Call 11/26/23)	37,521	38,796,714
4.38%, 07/12/21	31,844	33,786,484
4.50%, 01/28/26 (Call 10/28/25)	29,293	31,197,045
5.00%, 06/15/45 (Call 12/15/44)	74,258	75,223,354
5.63%, 02/26/44 (Call 08/26/43)	46,045	50,373,230
6.13%, 01/18/41	43,755	50,449,515

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
7.38%, 09/18/37	$28,387	$36,477,295
8.13%, 05/21/24	18,042	22,967,466

		382,446,541
COSTA RICA — 0.73%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	21,294	20,708,415
7.00%, 04/04/44[b]	33,009	34,040,531
7.16%, 03/12/45[b]	23,985	24,944,400

		79,693,346
CROATIA — 2.03%
Croatia Government International Bond
5.50%, 04/04/23[b]	37,016	40,125,344
6.00%, 01/26/24[b]	46,886	52,113,789
6.38%, 03/24/21[b]	37,857	41,879,306
6.63%, 07/14/20[b]	32,804	36,084,400
6.75%, 11/05/19[b]	45,933	49,975,104

		220,177,943
DOMINICAN REPUBLIC — 2.71%
Dominican Republic International Bond
5.50%, 01/27/25[b]	40,085	41,538,081
5.88%, 04/18/24[b]	28,284	30,122,460
5.95%, 01/25/27[b]	20,600	21,552,750
6.85%, 01/27/45[b]	52,759	56,122,386
6.88%, 01/29/26[b]	52,906	58,990,190
7.45%, 04/30/44[b]	40,116	45,431,370
7.50%, 05/06/21[b]	36,378	40,334,108

		294,091,345
ECUADOR — 1.82%
Ecuador Government International Bond
7.95%, 06/20/24[b]	50,382	48,114,810
9.65%, 12/13/26[b]	49,950	50,824,125
10.50%, 03/24/20[b]	36,386	38,933,020
10.75%, 03/28/22[b]	54,650	59,158,625

		197,030,580
EGYPT — 1.69%
Egypt Government International Bond
5.75%, 04/29/20[b]	47,579	49,541,634
5.88%, 06/11/25[b]	60,894	60,132,825

Security	Principal (000s)	Value
6.13%, 01/31/22[b]	$10,400	$10,829,000
7.50%, 01/31/27[b]	25,000	26,937,500
8.50%, 01/31/47[b]	32,852	35,726,550

		183,167,509
EL SALVADOR — 0.22%
El Salvador Government International Bond
7.65%, 06/15/35[b]	26,695	24,225,713

		24,225,713
ETHIOPIA — 0.23%
Ethiopia International Bond
6.63%, 12/11/24[b]	25,094	24,717,590

		24,717,590
GABON — 0.37%
Gabon Government International Bond
6.38%, 12/12/24[b]	40,641	39,777,379

		39,777,379
GHANA — 0.47%
Ghana Government International Bond
7.88%, 08/07/23[b]	24,893	24,612,954
8.13%, 01/18/26[b]	27,062	26,656,070

		51,269,024
HUNGARY — 3.42%
Hungary Government International Bond
5.38%, 02/21/23	51,078	56,632,732
5.38%, 03/25/24	51,410	57,707,725
5.75%, 11/22/23	55,204	62,794,550
6.25%, 01/29/20	61,687	67,624,374
6.38%, 03/29/21	74,006	83,626,780
7.63%, 03/29/41	29,186	43,122,315

		371,508,476
INDIA — 0.21%
Export-Import Bank of India
3.38%, 08/05/26[b]	24,213	23,270,705

		23,270,705
INDONESIA — 3.85%
Indonesia Government International Bond
3.38%, 04/15/23[b]	12,020	12,035,025
3.75%, 04/25/22[b]	17,923	18,393,479

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
4.13%, 01/15/25[b]	$18,744	$19,306,320
4.35%, 01/08/27[b]	12,550	13,099,062
4.63%, 04/15/43[b]	10,312	10,466,680
4.75%, 01/08/26[b]	23,437	25,106,886
4.88%, 05/05/21[b]	24,376	26,143,260
5.13%, 01/15/45[b]	13,114	13,917,232
5.25%, 01/17/42[b]	20,512	22,076,040
5.25%, 01/08/47[b]	19,907	21,400,025
5.38%, 10/17/23[b]	8,365	9,306,063
5.88%, 03/13/20[b]	17,223	18,794,599
5.88%, 01/15/24[b]	18,186	20,732,040
5.95%, 01/08/46[b]	8,975	10,545,625
6.63%, 02/17/37[b]	16,776	20,571,570
6.75%, 01/15/44[b]	17,885	22,959,869
7.75%, 01/17/38[b]	16,236	22,283,910
8.50%, 10/12/35[b]	16,402	23,516,367
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	11,671	11,700,178
3.40%, 03/29/22[c]	10,550	10,629,125
4.15%, 03/29/27[c]	13,700	13,956,875
4.33%, 05/28/25[b]	14,449	14,900,531
4.35%, 09/10/24[b]	18,060	18,759,825
4.55%, 03/29/26[b]	16,200	16,949,250

		417,549,836
IRAQ — 0.59%
Iraq International Bond
5.80%, 01/15/28[b] (Call 06/12/17)	72,174	64,325,078

		64,325,078
IVORY COAST — 0.82%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/17)[b,d]	65,850	63,380,741
6.38%, 03/03/28[b]	25,436	25,563,180

		88,943,921
JAMAICA — 0.71%
Jamaica Government International Bond
6.75%, 04/28/28	33,999	37,993,883
8.00%, 03/15/39	33,385	38,810,062

		76,803,945

Security	Principal (000s)	Value
JORDAN — 0.24%
Jordan Government International Bond
5.75%, 01/31/27[b]	$26,243	$25,914,963

		25,914,963
KAZAKHSTAN — 1.74%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	44,774	45,378,449
4.88%, 10/14/44[b]	25,244	24,991,560
5.13%, 07/21/25[b]	60,760	66,441,060
6.50%, 07/21/45[b]	43,282	51,548,862

		188,359,931
KENYA — 0.47%
Kenya Government International Bond
6.88%, 06/24/24[b]	50,830	51,401,838

		51,401,838
LEBANON — 2.46%
Lebanon Government International Bond
6.00%, 01/27/23[b]	28,219	28,853,928
6.10%, 10/04/22[b]	45,612	46,923,345
6.38%, 03/09/20	30,343	31,556,720
6.60%, 11/27/26[b]	40,905	41,314,050
6.65%, 02/26/30[b]	37,256	37,209,430
6.75%, 11/29/27[b]	30,091	30,467,137
8.25%, 04/12/21[b]	45,674	50,583,955

		266,908,565
LITHUANIA — 1.35%
Lithuania Government International Bond
6.13%, 03/09/21[b]	34,177	38,620,010
6.63%, 02/01/22[b]	40,264	47,310,200
7.38%, 02/11/20[b]	52,849	60,115,737

		146,045,947
MALAYSIA — 1.09%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	74,500	69,098,750
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	25,000	24,781,250

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	$24,390	$24,390,000

		118,270,000
MEXICO — 2.81%
Mexico Government International Bond
3.50%, 01/21/21	6,377	6,632,080
3.60%, 01/30/25	25,995	26,150,970
3.63%, 03/15/22	23,272	24,005,068
4.00%, 10/02/23	34,088	35,366,300
4.13%, 01/21/26	32,128	33,332,800
4.15%, 03/28/27	10,573	10,890,190
4.35%, 01/15/47	18,365	17,079,450
4.60%, 01/23/46	21,814	21,159,580
4.75%, 03/08/44	30,004	29,673,956
5.13%, 01/15/20	9,166	9,931,361
5.55%, 01/21/45	20,102	22,162,455
5.75%, 10/12/49	18,552	18,923,040
6.05%, 01/11/40	17,776	20,637,936
6.75%, 09/27/34	14,440	18,194,400
8.30%, 08/15/31	7,138	10,492,860

		304,632,446
MONGOLIA — 0.24%
Mongolia Government International Bond
5.13%, 12/05/22[b]	27,273	26,045,715

		26,045,715
MOROCCO — 0.38%
Morocco Government International Bond
4.25%, 12/11/22[b]	40,057	41,779,451

		41,779,451
NIGERIA — 0.40%
Nigeria Government International Bond
7.88%, 02/16/32[b]	39,715	43,041,131

		43,041,131
OMAN — 2.31%
Oman Government International Bond
3.63%, 06/15/21[b]	39,465	39,978,045
3.88%, 03/08/22[b]	5,880	5,946,150
3.88%, 03/08/22[c]	28,300	28,628,110

Security	Principal (000s)	Value
4.75%, 06/15/26[b]	$73,470	$73,929,188
5.38%, 03/08/27[b]	6,300	6,567,750
5.38%, 03/08/27[c]	35,700	37,247,238
6.50%, 03/08/47[b]	4,300	4,622,500
6.50%, 03/08/47[c]	49,800	53,644,261

		250,563,242
PAKISTAN — 0.78%
Pakistan Government International Bond
6.75%, 12/03/19[b]	27,352	28,924,740
8.25%, 04/15/24[b]	27,103	30,194,910
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	25,201	26,020,033

		85,139,683
PANAMA — 1.94%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	34,444	35,477,320
3.88%, 03/17/28 (Call 12/17/27)	26,957	27,664,621
4.00%, 09/22/24 (Call 06/22/24)	36,444	38,229,756
5.20%, 01/30/20	38,146	41,340,728
6.70%, 01/26/36	52,665	68,069,512

		210,781,937
PARAGUAY — 0.25%
Paraguay Government International Bond
6.10%, 08/11/44[b]	25,310	27,144,975

		27,144,975
PERU — 2.88%
Peruvian Government International Bond
4.13%, 08/25/27	34,047	36,958,018
5.63%, 11/18/50	71,630	86,493,225
6.55%, 03/14/37	28,096	36,805,760
7.35%, 07/21/25	53,787	70,138,248
8.75%, 11/21/33	53,523	81,890,190

		312,285,441

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
PHILIPPINES — 3.89%
Philippine Government International Bond
3.70%, 03/01/41	$20,953	$20,900,618
3.70%, 02/02/42	40,050	39,899,812
3.95%, 01/20/40	27,211	28,027,330
4.00%, 01/15/21	33,523	35,701,995
4.20%, 01/21/24	27,748	30,245,320
5.00%, 01/13/37	21,116	24,758,510
5.50%, 03/30/26	19,403	23,041,062
6.38%, 01/15/32	17,540	22,736,225
6.38%, 10/23/34	36,449	48,613,854
7.75%, 01/14/31	31,363	44,809,886
8.38%, 06/17/19	7,525	8,559,688
9.50%, 02/02/30	31,589	50,147,537
10.63%, 03/16/25	28,921	44,212,979

		421,654,816
POLAND — 3.21%
Republic of Poland Government International Bond
3.00%, 03/17/23	41,987	42,039,484
3.25%, 04/06/26	37,517	37,423,207
4.00%, 01/22/24	44,336	46,829,900
5.00%, 03/23/22	86,761	95,437,100
5.13%, 04/21/21	49,413	54,292,534
6.38%, 07/15/19	66,113	72,476,376

		348,498,601
ROMANIA — 1.62%
Romanian Government International Bond
4.38%, 08/22/23[b]	34,442	36,465,467
4.88%, 01/22/24[b]	30,444	33,145,905
6.13%, 01/22/44[b]	26,414	32,852,413
6.75%, 02/07/22[b]	62,907	72,893,486

		175,357,271
RUSSIA — 3.80%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22[b]	24,000	25,680,000
4.75%, 05/27/26[b]	38,000	40,090,000
4.88%, 09/16/23[b]	39,200	42,532,000
5.00%, 04/29/20[b]	46,200	49,376,250
5.63%, 04/04/42[b]	31,400	34,963,900
5.88%, 09/16/43[b]	21,600	24,926,400

Security	Principal (000s)	Value
7.50%, 03/31/30[b,d]	$118,711	$143,194,847
12.75%, 06/24/28[b]	28,939	51,330,551

		412,093,948
SERBIA — 0.93%
Serbia International Bond
4.88%, 02/25/20[b]	36,366	37,866,097
7.25%, 09/28/21[b]	54,624	62,885,880

		100,751,977
SLOVAKIA — 0.38%
Slovakia Government International Bond
4.38%, 05/21/22[b]	37,439	40,808,510

		40,808,510
SOUTH AFRICA — 2.20%
Republic of South Africa Government International Bond
4.30%, 10/12/28	44,171	41,796,809
4.67%, 01/17/24	31,588	31,982,850
4.88%, 04/14/26	18,920	19,128,120
5.00%, 10/12/46	17,834	16,853,130
5.38%, 07/24/44	17,473	17,473,000
5.50%, 03/09/20	31,158	33,120,954
5.88%, 05/30/22	72,337	78,596,440

		238,951,303
SRI LANKA — 1.41%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	28,574	29,538,372
6.25%, 10/04/20[b]	27,683	29,309,376
6.25%, 07/27/21[b]	27,898	29,537,008
6.83%, 07/18/26[b]	24,094	25,328,818
6.85%, 11/03/25[b]	37,166	39,117,215

		152,830,789
TRINIDAD AND TOBAGO — 0.26%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	28,900	27,960,750

		27,960,750
TUNISIA — 0.22%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	24,330	23,873,813

		23,873,813

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Security	Principal (000s)	Value
TURKEY — 4.52%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	$16,978	$17,028,934
4.49%, 11/25/24[b]	15,400	15,053,500
Turkey Government International Bond
3.25%, 03/23/23	15,426	14,461,875
4.25%, 04/14/26	14,111	13,405,450
4.88%, 10/09/26	31,375	31,061,250
4.88%, 04/16/43	31,223	28,256,815
5.13%, 03/25/22	10,526	10,907,568
5.63%, 03/30/21	17,204	18,214,735
5.75%, 03/22/24	27,241	28,909,511
6.00%, 03/25/27	36,622	39,185,540
6.00%, 01/14/41	30,202	31,296,822
6.25%, 09/26/22	18,984	20,645,100
6.63%, 02/17/45	32,000	35,840,000
6.75%, 05/30/40	19,694	22,106,515
6.88%, 03/17/36	27,741	31,347,330
7.00%, 06/05/20	25,267	27,825,284
7.25%, 03/05/38	9,843	11,602,436
7.38%, 02/05/25	28,938	33,640,425
7.50%, 11/07/19	16,425	18,088,031
8.00%, 02/14/34	14,470	18,033,238
11.88%, 01/15/30	15,049	24,003,155

		490,913,514
UKRAINE — 2.91%
Ukraine Government International Bond
7.75%, 09/01/19[b]	41,090	42,035,070
7.75%, 09/01/20[b]	51,037	51,572,888
7.75%, 09/01/21[b]	31,267	31,188,833
7.75%, 09/01/22[b]	34,305	33,824,730
7.75%, 09/01/23[b]	34,392	33,291,456
7.75%, 09/01/24[b]	35,122	33,576,632
7.75%, 09/01/25[b]	30,273	28,789,623
7.75%, 09/01/26[b]	33,167	31,243,314
7.75%, 09/01/27[b]	32,226	30,292,440

		315,814,986
URUGUAY — 2.28%
Uruguay Government International Bond
4.38%, 10/27/27	67,107	70,462,301

Security	Principal or Shares (000s)	Value
4.50%, 08/14/24	$36,710	$39,334,540
5.10%, 06/18/50	102,742	101,714,862
7.63%, 03/21/36	26,805	35,382,600

		246,894,303
VENEZUELA — 1.29%
Venezuela Government International Bond
6.00%, 12/09/20[b]	8,365	4,349,834
7.00%, 03/31/38[b]	12,256	5,453,920
7.65%, 04/21/25[b]	16,928	7,871,661
7.75%, 10/13/19[b]	22,107	13,319,746
8.25%, 10/13/24[b]	21,408	10,168,881
9.00%, 05/07/23[b]	19,225	9,516,375
9.25%, 09/15/27	38,371	20,336,810
9.25%, 05/07/28[b]	19,345	9,188,875
9.38%, 01/13/34	17,745	8,606,126
11.75%, 10/21/26[b]	28,836	16,725,065
11.95%, 08/05/31[b]	33,521	19,358,493
12.75%, 08/23/22[b]	25,241	15,649,482

		140,545,268
VIETNAM — 0.24%
Vietnam Government International Bond
4.80%, 11/19/24[b]	25,112	25,827,692

		25,827,692
ZAMBIA — 0.58%
Zambia Government International Bond
8.50%, 04/14/24[b]	25,423	26,725,929
8.97%, 07/30/27[b]	34,612	36,731,985

		63,457,914

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,903,164,128)		8,925,098,253

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]	25,943	25,943,105

		25,943,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,943,105)		25,943,105

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 98.46% (Cost: $10,660,945,005)[g]	$10,682,517,421
Other Assets, Less Liabilities — 1.54%	166,856,402

NET ASSETS — 100.00%	$10,849,373,823

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $10,696,787,553. Net unrealized depreciation was $14,270,132, of which $116,632,159 represented gross unrealized appreciation on securities and $130,902,291 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,731,476,063	$—	$1,731,476,063
Foreign government obligations	—	8,925,098,253	—	8,925,098,253
Money market funds	25,943,105	—	—	25,943,105

Total	$25,943,105	$10,656,574,316	$—	$10,682,517,421

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Statement of Assets and Liabilities (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$10,635,001,900
Affiliated (Note 2)	25,943,105

Total cost of investments	$10,660,945,005

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,656,574,316
Affiliated (Note 2)	25,943,105

Total fair value of investments	10,682,517,421
Cash	1,898,028
Receivables:
Investment securities sold	161,065,624
Due from custodian (Note 4)	67,574,346
Dividends and interest	144,529,480
Capital shares sold	3,051,224

Total Assets	11,060,636,123

LIABILITIES
Payables:
Investment securities purchased	207,857,147
Investment advisory fees (Note 2)	3,405,153

Total Liabilities	211,262,300

NET ASSETS	$10,849,373,823

Net assets consist of:
Paid-in capital	$10,970,112,214
Undistributed net investment income	35,986,254
Accumulated net realized loss	(178,297,061)
Net unrealized appreciation	21,572,416

NET ASSETS	$10,849,373,823

Shares outstanding[a]	94,600,000

Net asset value per share	$114.69

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$51,652
Interest — unaffiliated	228,063,568

Total investment income	228,115,220

EXPENSES
Investment advisory fees (Note 2)	26,117,366

Total expenses	26,117,366
Less investment advisory fees waived (Note 2)	(8,449,748)

Net expenses	17,667,618

Net investment income	210,447,602

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(45,673,851)
In-kind redemptions — unaffiliated	22,156,366
Realized gain distributions from affiliated funds	2,882

Net realized loss	(23,514,603)

Net change in unrealized appreciation/depreciation	(16,316,656)

Net realized and unrealized loss	(39,831,259)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,616,343

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$210,447,602	$316,108,337
Net realized gain (loss)	(23,514,603)	80,938,376
Net change in unrealized appreciation/depreciation	(16,316,656)	255,360,546

Net increase in net assets resulting from operations	170,616,343	652,407,259

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(197,523,843)	(321,652,097)

Total distributions to shareholders	(197,523,843)	(321,652,097)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,763,133,050	9,405,191,061
Cost of shares redeemed	(3,536,147,291)	(4,551,094,063)

Net increase in net assets from capital share transactions	1,226,985,759	4,854,096,998

INCREASE IN NET ASSETS	1,200,078,259	5,184,852,160

NET ASSETS
Beginning of period	9,649,295,564	4,464,443,404

End of period	$10,849,373,823	$9,649,295,564

Undistributed net investment income included in net assets at end of period	$35,986,254	$23,062,495

SHARES ISSUED AND REDEEMED
Shares sold	42,400,000	84,000,000
Shares redeemed	(31,900,000)	(41,100,000)

Net increase in shares outstanding	10,500,000	42,900,000

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012
Net asset value, beginning of period	$114.74	$108.36	$114.15	$110.96	$120.81	$109.56

Income from investment operations:
Net investment income[a]	2.64	5.39	5.08	4.86	5.00	5.25
Net realized and unrealized gain (loss)[b]	(0.21)	6.57	(5.75)	3.17	(9.77)	11.23

Total from investment operations	2.43	11.96	(0.67)	8.03	(4.77)	16.48

Less distributions from:
Net investment income	(2.48)	(5.58)	(5.12)	(4.84)	(5.08)	(5.23)

Total distributions	(2.48)	(5.58)	(5.12)	(4.84)	(5.08)	(5.23)

Net asset value, end of period	$114.69	$114.74	$108.36	$114.15	$110.96	$120.81

Total return	2.17%[c]	11.35%	(0.55)%	7.45%	(4.01)%	15.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,849,374	$9,649,296	$4,464,443	$5,147,968	$3,850,273	$6,185,433
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.59%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[d]	0.59%	0.59%	0.60%	0.60%	n/a	n/a
Ratio of net investment income to average net assets[d]	4.76%	4.81%	4.61%	4.35%	4.30%	4.61%
Portfolio turnover rate[e]	15%[c]	32%	24%	52%	32%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $19 billion
0.5700	[a]	Over $19 billion, up to and including $33 billion
0.5415	[a]	Over $33 billion, up to and including $47 billion
0.5145	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 in order to limit total annual operating expenses to 0.40% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $51,921,506 and $46,138,190, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $1,469,310,701 and $1,311,896,788, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $4,605,424,338 and $3,464,029,456, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2018	Total
$118,843,880	$96,030	$118,939,910

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.430626	$—	$0.051525	$2.482151	98%	—%	2%	100%

SUPPLEMENTAL INFORMATION	27

Notes:

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged International High Yield Bond ETF | HHYX | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Performance as of April 30, 2017

The iShares Currency Hedged International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar denominated, high yield corporate bonds while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield (USD Hedged) Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares International High Yield Bond ETF. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 4.40%, net of fees, while the total return for the Index was 4.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.40%	7.68%	9.49%	9.40%	7.68%	9.49%
Since Inception	6.16%	6.34%	7.01%	11.10%	11.44%	12.65%

The inception date of the Fund was 7/28/15. The first day of secondary market trading was 7/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,044.00	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

ALLOCATION BY CREDIT QUALITY1

As of 4/30/17

Moody’s Credit Rating[2]	Percentage of Total Investments[3]

Baa	0.36%
Ba	50.44
B	29.67
Caa	5.01
Ca	0.26
Not Rated	14.26

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 4/30/17

Country	Percentage of Total Investments[3]

Italy	20.62%
United Kingdom	13.99
France	13.77
Germany	10.80
United States	10.23
Spain	6.29
Luxembourg	4.96
Canada	2.96
Ireland	2.54
Netherlands	2.44

TOTAL	88.60%

[1]	Table shown is for the iShares International High Yield Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares International High Yield Bond ETF[a]	27,695	$1,336,284

		1,336,284

TOTAL INVESTMENT COMPANIES
(Cost: $1,287,434)		1,336,284

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[b,c]	682	682

		682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $682)		682

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $1,288,116)[d]		1,336,966
Other Assets, Less Liabilities — (0.12)%		(1,546)

NET ASSETS — 100.00%		$1,335,420

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,288,116. Net unrealized appreciation was $48,850, of which $48,850 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended April 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares International High Yield Bond ETF	27,503	1,598	(1,406)	27,695	$1,336,284	$7,493	$54

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of April 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	2,242,000	USD	2,440,473	MS	05/03/2017	$1,737
GBP	162,000	USD	209,114	MS	05/03/2017	708
USD	33,804	CAD	45,000	MS	05/03/2017	837
EUR	1,000	USD	1,091	MS	06/05/2017	—
USD	33,131	CAD	45,000	MS	06/05/2017	149

						3,431

CAD	45,000	USD	33,116	MS	05/03/2017	(149)
USD	2,424,440	EUR	2,242,000	MS	05/03/2017	(17,770)
USD	205,776	GBP	162,000	MS	05/03/2017	(4,047)
USD	1,202,292	EUR	1,103,000	MS	06/05/2017	(1,102)
USD	103,161	GBP	80,000	MS	06/05/2017	(547)

						(23,615)

			Net unrealized depreciation			$(20,184)

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,336,284	$—	$—	$1,336,284
Money market funds	682	—	—	682

Total	$1,336,966	$—	$—	$1,336,966

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$3,431	$—	$3,431
Liabilities:
Forward currency contracts	—	(23,615)	—	(23,615)

Total	$—	$(20,184)	$—	$(20,184)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Affiliated (Note 2)	$1,288,116

Total cost of investments	$1,288,116

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$1,336,966

Total fair value of investments	1,336,966
Receivables:
Investment securities sold	18,671
Unrealized appreciation on forward currency contracts (Note 1)	3,431

Total Assets	1,359,068

LIABILITIES
Payables:
Unrealized depreciation on forward currency contracts (Note 1)	23,615
Investment advisory fees (Note 2)	33

Total Liabilities	23,648

NET ASSETS	$1,335,420

Net assets consist of:
Paid-in capital	$1,274,260
Distributions in excess of net investment income	(32)
Undistributed net realized gain	32,526
Net unrealized appreciation	28,666

NET ASSETS	$1,335,420

Shares outstanding[a]	50,000

Net asset value per share	$26.71

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$7,495

Total investment income	7,495

EXPENSES
Investment advisory fees (Note 2)	3,763

Total expenses	3,763
Less investment advisory fees waived (Note 2)	(3,568)

Net expenses	195

Net investment income	7,300

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	54
Foreign currency transactions	62,829

Net realized gain	62,883

Net change in unrealized appreciation/depreciation on:
Investments	36,854
Forward currency contracts	(50,541)

Net change in unrealized appreciation/depreciation	(13,687)

Net realized and unrealized gain	49,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,496

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,300	$18,944
Net realized gain	62,883	345,056
Net change in unrealized appreciation/depreciation	(13,687)	36,233

Net increase in net assets resulting from operations	56,496	400,233

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,332)	(70,668)
From net realized gain	—	(58,472)

Total distributions to shareholders	(7,332)	(129,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,295,994
Cost of shares redeemed	—	(8,778,616)

Net decrease in net assets from capital share transactions	—	(1,482,622)

INCREASE (DECREASE) IN NET ASSETS	49,164	(1,211,529)

NET ASSETS
Beginning of period	1,286,256	2,497,785

End of period	$1,335,420	$1,286,256

Distributions in excess of net investment income included in net assets at end of period	$(32)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	300,000
Shares redeemed	—	(350,000)

Net decrease in shares outstanding	—	(50,000)

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Jul. 28, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.73	$24.98	$25.08

Income from investment operations:
Net investment income[b]	0.15	0.08	0.19
Net realized and unrealized gain (loss)[c]	0.98	1.39	(0.10)

Total from investment operations	1.13	1.47	0.09

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.19)
Net realized gain	—	(0.41)	—

Total distributions	(0.15)	(0.72)	(0.19)

Net asset value, end of period	$26.71	$25.73	$24.98

Total return	4.40%[d]	6.02%	0.37%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,335	$1,286	$2,498
Ratio of expenses to average net assets[e,f]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets[e]	1.13%	0.34%	2.99%
Portfolio turnover rate[g,h]	5%[d]	9%	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 38 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Currency Hedged International High Yield Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Fund. The financial statements and schedule of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.58%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through February 28, 2022 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares International High Yield Bond ETF (“HYXU”), after taking into account any fee waivers by HYXU, plus 0.03%.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $73,419 and $66,411, respectively.

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of April 30, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$3,431

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation	$23,615

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended April 30, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$62,829	$(50,541)

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended April 30, 2017:

Average amounts purchased in U.S. dollars	$2,196,239
Average amounts sold in U.S. dollars	$3,504,950

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statement of assets and liabilities as of April 30, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$3,431	$(3,431)	$—

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$23,615	$(3,431)	$20,184

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

The tax character of current year distributions will be determined at the end of the current fiscal year.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Supplemental Information (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.035759	$—	$0.110890	$0.146649	24%	—%	76%	100%

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

April 30, 2017

iShares, Inc.

iShares International High Yield Bond ETF   |   HYXU   |   BATS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal or Shares (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A		25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.86%

AUSTRALIA — 0.35%
Origin Energy Finance Ltd. VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	200	221,081

			221,081
AUSTRIA — 1.15%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	100	126,533
6.63%, 05/18/21	EUR	100	127,846
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	100	114,813
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	100	114,129
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	100	120,191
Wienerberger AG
4.00%, 04/17/20	EUR	100	119,234

			722,746
BELGIUM — 1.48%
Barry Callebaut Services NV
2.38%, 05/24/24[a]	EUR	100	112,358
5.63%, 06/15/21[a]	EUR	100	130,286
Ethias SA
5.00%, 01/14/26[a]	EUR	100	110,840
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[a]	EUR	100	109,309
8.50%, 09/15/19[a]	EUR	100	120,293
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	113,652
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	113,957
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	100	119,822

			930,517

Security	Principal (000s)		Value
CANADA — 2.90%
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/29/17)	CAD	50	$37,117
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	75	53,070
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	200	235,175
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	75	56,498
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 05/29/17)	CAD	75	56,892
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	50	37,940
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[a]	EUR	100	116,666
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	50	36,386
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	100	140,852
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	75	55,675
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	75	56,910
Iron Mountain Canada Operations ULC
5.38%, 09/15/23	CAD	50	37,757
Mattamy Group Corp.
6.88%, 11/15/20 (Call 05/29/17)[b]	CAD	50	37,711
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 05/29/17)	CAD	50	36,203
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 05/30/17)[a]	CAD	13	8,652
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/29/17)	CAD	50	37,711
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	75,880
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	125	98,811
7.38%, 01/15/21 (Call 05/01/17)	CAD	50	37,467
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	50	37,666
Russel Metals Inc.
6.00%, 04/19/22 (Call 05/29/17)[b]	CAD	75	56,121

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 05/29/17)[b]	CAD	50	$36,751
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 05/29/17)[b,c]	CAD	50	4
Superior Plus LP
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	37,300
6.50%, 12/09/21 (Call 12/09/17)	CAD	50	38,671
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 05/29/17)[b]	CAD	75	55,401
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	75	58,367
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	100	77,936
6.88%, 07/15/21 (Call 05/01/17)	CAD	31	23,457
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	50	37,574
Western Energy Services Corp.
7.88%, 01/30/19 (Call 05/29/17)	CAD	53	38,375
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 05/29/17)	CAD	88	64,810

			1,815,806
CYPRUS — 0.19%
Bank of Cyprus PCL VRN, (5 year EUR Swap + 9.176%)
9.25%, 01/19/27 (Call 01/19/22)[a]	EUR	100	116,986

			116,986
DENMARK — 0.52%
Nassa Topco AS
2.88%, 04/06/24 (Call 01/06/24)[a]	EUR	100	110,392
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	200	218,350

			328,742
FINLAND — 0.90%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[a]	EUR	100	109,113
2.00%, 03/15/24 (Call 12/15/23)[a]	EUR	100	108,622
Outokumpu OYJ
6.63%, 09/30/19 (Call 05/30/17)	EUR	100	113,389
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	110,517
5.50%, 03/07/19[a]	EUR	100	119,249

			560,890

Security	Principal (000s)		Value
FRANCE — 13.47%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 05/29/17)[a]	EUR	100	$110,048
Areva SA
3.25%, 09/04/20[a]	EUR	200	218,825
3.50%, 03/22/21	EUR	100	109,739
4.38%, 11/06/19	EUR	200	225,836
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[a]	EUR	100	112,947
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[a]	EUR	90	105,554
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[a]	EUR	100	112,757
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)[a]	EUR	100	112,979
4.05%, 08/05/26 (Call 05/05/26)[a]	EUR	200	231,843
4.41%, 08/06/19[a]	EUR	200	237,203
4.50%, 03/07/24 (Call 12/07/23)[a]	EUR	200	240,250
4.56%, 01/25/23[a]	EUR	100	122,225
5.24%, 03/09/20	EUR	100	123,081
5.98%, 05/26/21	EUR	200	256,400
CGG SA
5.88%, 05/15/20 (Call 05/29/17)[a]	EUR	100	51,741
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	100	112,698
8.75%, 12/15/18 (Call 05/30/17)[a]	EUR	100	111,585
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[a]	EUR	100	115,305
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	200	224,457
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	100	114,298
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	100	112,641
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	200	228,834
Groupama SA
6.00%, 01/23/27	EUR	100	117,548
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	200	243,526
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[a]	EUR	100	111,988
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	100	66,426

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/08/17)[a]	EUR	100	$112,702
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	100	114,180
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[a]	EUR	100	110,626
7.25%, 01/15/20 (Call 05/30/17)[a]	EUR	100	113,231
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 05/30/17)[a]	EUR	100	111,937
Loxam SAS
3.50%, 05/03/23 (Call 05/03/19)[a]	EUR	100	111,485
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	100	112,294
6.00%, 04/15/25 (Call 04/15/20)[a]	EUR	100	113,989
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[a]	EUR	100	112,955
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	200	212,054
4.88%, 09/23/24	EUR	200	226,246
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[a]	EUR	100	116,003
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	100	109,609
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	100	114,493
Peugeot SA
2.00%, 03/23/24[a]	EUR	75	82,771
2.38%, 04/14/23[a]	EUR	150	170,448
6.50%, 01/18/19[a]	EUR	100	120,414
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[a]	EUR	125	135,110
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	100	113,007
3.50%, 06/15/23 (Call 06/15/19)[a]	EUR	200	227,591
SFR Group SA
5.38%, 05/15/22 (Call 05/29/17)[a]	EUR	200	226,621
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	300	352,422
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	100	111,226
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[a]	EUR	100	111,759
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	100	117,821
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	150	181,776

Security	Principal (000s)		Value
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	$109,091
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	113,971
THOM Europe SAS
7.38%, 07/15/19 (Call 05/08/17)[a]	EUR	100	112,117
Vallourec SA
2.25%, 09/30/24[a]	EUR	100	87,656
3.25%, 08/02/19	EUR	100	111,273
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	100	115,909
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	100	117,665

			8,441,186
GERMANY — 10.57%
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	100	117,525
Bilfinger SE
2.38%, 12/07/19[a]	EUR	100	113,117
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[a]	EUR	100	112,123
CeramTec Group GmbH
8.25%, 08/15/21 (Call 05/30/17)[a]	EUR	100	115,347
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	100	118,866
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	100	126,859
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	100	121,057
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 05/08/17)[a]	EUR	100	113,520
Hapag-Lloyd AG
6.75%, 02/01/22 (Call 02/01/19)[a]	EUR	100	115,005
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[a]	EUR	100	112,122
3.00%, 06/20/22[a]	EUR	100	114,980
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	179,172
LANXESS AG VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[a]	EUR	50	59,098
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	120,766

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
PCF GmbH
7.88%, 08/01/19 (Call 05/30/17)[a]	EUR	100	$112,992
Phoenix PIB Dutch Finance BV
3.63%, 07/30/21[a]	EUR	100	120,451
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[a]	EUR	100	115,368
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	100	115,480
RWE AG VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	200	216,369
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	100	103,944
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/30/17)[a]	EUR	100	110,322
3.50%, 05/15/22 (Call 05/29/17)[a]	EUR	100	110,853
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/05/17)[a]	EUR	100	112,495
SGL Carbon SE
4.88%, 01/15/21 (Call 05/30/17)[a]	EUR	100	111,545
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 05/08/17)[a]	EUR	100	90,019
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 05/08/17)[a]	EUR	100	113,435
Techem GmbH
6.13%, 10/01/19 (Call 05/08/17)[a]	EUR	100	112,383
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[a]	EUR	125	133,547
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	200	222,471
2.50%, 02/25/25[a]	EUR	100	112,515
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	200	228,438
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	300	343,889
4.00%, 08/27/18	EUR	300	342,167
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 05/30/17)[a]	EUR	100	110,475
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 05/30/17)[a]	EUR	100	113,325
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[a]	EUR	100	112,843
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	200	220,267
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	100	111,984

Security	Principal (000s)		Value
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	100	$114,466
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	100	117,250
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	162	185,205
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	81	91,972
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	80	92,567
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	81	93,246
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[a]	EUR	100	113,665
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	300	339,204
2.75%, 04/27/23[a]	EUR	200	234,887

			6,619,596
GREECE — 1.16%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/30/17)[a]	EUR	100	67,832
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[a]	EUR	100	114,746
OTE PLC
3.50%, 07/09/20[a]	EUR	200	222,174
4.38%, 12/02/19[a]	EUR	100	113,064
PPC Finance PLC
5.50%, 05/01/19 (Call 05/08/17)[a]	EUR	100	94,315
Titan Global Finance PLC
3.50%, 06/17/21[a]	EUR	100	113,669

			725,800
INDIA — 0.18%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	100	111,465

			111,465
IRELAND — 2.49%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	200	229,831
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[a]	EUR	125	135,073
4.13%, 05/15/23 (Call 05/15/19)[a]	EUR	100	115,182
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	105	117,663
6.75%, 05/15/24 (Call 05/15/19)[a]	EUR	100	119,545
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	151,893
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	100	114,572

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[a]	EUR	200	$227,599
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[a]	EUR	100	110,725
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	100	117,602
4.13%, 01/30/20[a]	EUR	100	119,443

			1,559,128

ITALY — 20.18%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/17)[a]	EUR	200	227,160
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	100	115,156
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	200	217,098
5.60%, 09/09/20	EUR	100	39,284
Banca Popolare di Milano Scarl
7.13%, 03/01/21[a]	EUR	100	119,939
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	200	178,588
5.00%, 10/25/18[a]	EUR	100	96,535
Banco BPM SpA
2.75%, 07/27/20[a]	EUR	200	222,797
4.25%, 01/30/19[a]	EUR	100	113,987
Banco Popolare SC
2.63%, 09/21/18[a]	EUR	100	111,102
3.50%, 03/14/19[a]	EUR	300	337,791
6.00%, 11/05/20[a]	EUR	100	116,267
6.38%, 05/31/21[a]	EUR	100	116,860
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 05/29/17)[a]	EUR	100	111,219
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[a]	EUR	100	112,656
6.25%, 09/28/18[a]	EUR	100	118,188
Enel SpA VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	200	235,063
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	300	353,199
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	200	241,557
4.75%, 07/15/22[a]	EUR	300	362,542
6.75%, 10/14/19[a]	EUR	200	247,936
7.38%, 07/09/18	EUR	200	235,366

Security	Principal (000s)		Value
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	100	$110,738
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	200	233,193
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	200	216,602
3.93%, 09/15/26[a]	EUR	200	225,991
5.00%, 09/23/19[a]	EUR	200	237,253
5.15%, 07/16/20	EUR	200	242,081
6.63%, 05/08/18[a]	EUR	200	230,988
6.63%, 09/13/23[a]	EUR	300	391,946
Leonardo SpA
4.50%, 01/19/21	EUR	200	246,078
5.25%, 01/21/22	EUR	200	258,023
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 05/30/17)[a]	EUR	100	105,751
Mediobanca SpA
5.00%, 11/15/20	EUR	100	122,693
5.75%, 04/18/23	EUR	100	123,964
Moby SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	100	112,348
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)[a]	EUR	100	114,091
Piaggio & C SpA
4.63%, 04/30/21 (Call 05/30/17)[a]	EUR	100	112,420
Saipem Finance International BV
2.75%, 04/05/22[a]	EUR	100	109,575
3.00%, 03/08/21[a]	EUR	100	111,752
3.75%, 09/08/23[a]	EUR	100	113,693
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	116,741
Salini Impregilo SpA
3.75%, 06/24/21[a]	EUR	100	117,430
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[a]	EUR	100	111,599
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[a]	EUR	100	115,834
Telecom Italia SpA
4.88%, 09/25/20[a]	EUR	100	124,166
5.25%, 02/10/22[a]	EUR	200	258,124
6.13%, 12/14/18	EUR	100	119,465

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Telecom Italia SpA/Milano
3.00%, 09/30/25[a]	EUR	100	$111,529
3.25%, 01/16/23[a]	EUR	200	235,466
3.63%, 01/19/24[a]	EUR	100	117,325
3.63%, 05/25/26[a]	EUR	200	232,336
4.50%, 01/25/21[a]	EUR	100	123,738
5.38%, 01/29/19[a]	EUR	200	237,335
6.38%, 06/24/19	GBP	150	211,847
UniCredit SpA
6.70%, 06/05/18[a]	EUR	200	231,995
6.95%, 10/31/22[a]	EUR	300	388,962
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25[a]	EUR	300	355,258
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[a]	EUR	200	227,215
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[a]	EUR	200	222,691
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	300	324,051
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	100	94,739
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 05/08/17)[a]	EUR	600	662,676
7.00%, 04/23/21 (Call 05/29/17)[a]	EUR	400	452,478

			12,642,470
JAPAN — 1.17%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	100	119,574
4.63%, 04/15/20[a]	EUR	100	120,057
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	200	244,863
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	200	248,416

			732,910
LUXEMBOURG — 4.85%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	100	115,937
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	123,166
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	200	235,876
7.25%, 05/15/22 (Call 05/30/17)[a]	EUR	400	460,137
ArcelorMittal
2.88%, 07/06/20[a]	EUR	100	114,528

Security	Principal (000s)		Value
3.00%, 03/25/19[a]	EUR	200	$228,061
3.00%, 04/09/21[a]	EUR	100	114,416
3.13%, 01/14/22[a]	EUR	200	228,789
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[a]	EUR	100	116,404
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	100	117,176
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	100	139,384
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[a]	EUR	200	231,196
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	100	119,287
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	200	223,336
Picard Bondco SA
7.75%, 02/01/20 (Call 05/30/17)[a]	EUR	100	114,032
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	238,539
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	100	118,778

			3,039,042
NETHERLANDS — 2.39%
Constellium NV
4.63%, 05/15/21 (Call 05/15/18)[a]	EUR	100	108,645
Hema Bondco I BV
6.25%, 06/15/19 (Call 05/08/17)[a]	EUR	100	110,012
InterXion Holding NV
6.00%, 07/15/20 (Call 05/08/17)[a]	EUR	100	113,292
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	200	246,668
SNS Bank NV
6.25%, 10/26/20[c]	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	200	228,584
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	100	117,469
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	100	112,626
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	100	114,396
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	100	113,271
4.25%, 01/15/27 (Call 01/15/22)[a]	EUR	200	229,768

			1,494,731

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
NORWAY — 0.57%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	100	$114,256
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	123,623
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	100	116,652

			354,531
PORTUGAL — 0.38%
EDP – Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	200	235,769

			235,769
SINGAPORE — 0.56%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	300	350,519

			350,519
SPAIN — 6.15%
Banco de Sabadell SA
5.63%, 05/06/26[a]	EUR	100	121,282
6.25%, 04/26/20	EUR	100	123,178
Bankia SA VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	200	226,498
VRN, (5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[a]	EUR	100	110,950
Bankinter SA VRN, (5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)[a]	EUR	100	110,285
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 05/29/17)[a]	EUR	100	109,354
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	200	209,147
CaixaBank SA VRN, (5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)[a]	EUR	200	225,927
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	200	231,490
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	80	90,160
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[a]	EUR	200	221,192
2.88%, 04/18/25 (Call 01/18/25)[a]	EUR	100	110,586
3.13%, 07/27/22[a]	EUR	100	118,101

Security	Principal (000s)		Value
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[a]	EUR	100	$115,931
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	100	115,366
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[a]	EUR	100	110,165
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[a]	EUR	100	118,602
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	100	117,229
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[a]	EUR	100	113,316
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[a]	EUR	200	216,366
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 05/22/17)[a]	EUR	100	111,558
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	100	116,504
Grupo Isolux Corsan SA
1.00%, 12/30/21 (Call 05/29/17)[d]	EUR	141	3,852
Ibercaja Banco SA VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	100	109,570
Liberbank SA VRN, (5 year EUR Swap + 6.701%)
6.88%, 03/14/27 (Call 03/14/22)[a]	EUR	100	112,728
Obrascon Huarte Lain SA
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	100	91,317
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 05/08/17)[a]	EUR	100	112,842
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	250	278,565

			3,852,061
SWEDEN — 1.45%
Hoist Kredit AB
3.13%, 12/09/19[a]	EUR	100	114,298
Perstorp Holding AB
7.63%, 06/30/21 (Call 11/18/18)[a]	EUR	100	115,484
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	180	212,020
Volvo Car AB
3.25%, 05/18/21[a]	EUR	100	116,422
Volvo Treasury AB VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	200	231,071

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	100	$119,323

			908,618
SWITZERLAND — 1.10%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	100	113,356
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	200	233,312
Selecta Group BV
6.50%, 06/15/20 (Call 05/29/17)[a]	EUR	100	108,454
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	200	233,293

			688,415

UNITED KINGDOM — 13.69%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 05/30/17)[a]	EUR	100	102,130
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	100	115,272
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[a]	GBP	100	135,355
Anglo American Capital PLC
1.50%, 04/01/20[a]	EUR	100	111,108
2.50%, 04/29/21[a]	EUR	200	228,920
2.75%, 06/07/19[a]	EUR	100	114,140
2.88%, 11/20/20[a]	EUR	200	232,082
3.25%, 04/03/23[a]	EUR	200	236,221
3.50%, 03/28/22[a]	EUR	100	119,092
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/17)[a]	GBP	100	139,481
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	100	109,010
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	100	129,367
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[a]	GBP	100	139,420
CNH Industrial Finance Europe SA
2.88%, 05/17/23[a]	EUR	100	115,265
EC Finance PLC
5.13%, 07/15/21 (Call 05/08/17)[a]	EUR	100	112,319
Elli Finance UK PLC
8.75%, 06/15/19 (Call 05/30/17)[a]	GBP	100	128,922
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	300	344,022
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	100	133,901

Security	Principal (000s)		Value
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[a]	GBP	100	$124,992
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	100	113,005
Inovyn Finance PLC
6.25%, 05/15/21 (Call 11/15/17)[a]	EUR	100	114,318
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	100	91,150
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	100	114,746
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	100	137,022
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[a]	EUR	100	108,660
3.88%, 03/01/23[a]	GBP	100	134,296
5.00%, 02/15/22[a]	GBP	100	141,944
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[a]	GBP	100	134,473
Keystone Financing PLC
9.50%, 10/15/19 (Call 05/30/17)[a]	GBP	100	135,507
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[a]	EUR	100	114,283
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/08/17)[a]	GBP	100	112,272
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	200	227,663
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	100	113,108
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[a]	EUR	100	110,424
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	150	200,858
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 05/30/17)[a]	GBP	100	132,053
Royal Bank of Scotland Group PLC VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	300	334,829
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[a]	GBP	100	129,733
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[a]	EUR	300	332,216
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	100	113,534
2.50%, 07/01/24[a]	EUR	200	223,092

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal (000s)		Value
Tesco PLC
3.38%, 11/02/18[a]	EUR	100	$113,950
6.13%, 02/24/22	GBP	200	298,325
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[a]	EUR	100	118,406
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	100	134,387
TVL Finance PLC
8.50%, 05/15/23 (Call 05/15/19)[a]	GBP	100	141,479
Virgin Media Finance PLC
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	100	138,943
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	138,849
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[a]	GBP	100	136,082
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	100	131,902
5.00%, 04/15/27 (Call 04/15/22)[a]	GBP	100	132,411
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	100	136,632
6.00%, 01/15/25 (Call 01/15/21)[a,d]	GBP	100	150,468
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	100	140,776
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	100	114,573
Vue International Bidco PLC
7.88%, 07/15/20 (Call 05/30/17)[a]	GBP	100	133,580
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	150	176,454

			8,577,422

UNITED STATES — 10.01%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[a]	EUR	200	222,496
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)[a]	GBP	100	137,660
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[a]	EUR	100	107,492
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	100	114,854
Ball Corp.
3.50%, 12/15/20	EUR	100	120,120
4.38%, 12/15/23	EUR	100	121,466
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	100	114,591

Security	Principal (000s)		Value
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[a]	EUR	100	$115,612
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	117,270
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	200	226,867
2.88%, 09/27/21[a]	EUR	200	233,862
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	100	110,392
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[a]	EUR	100	108,409
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	200	223,622
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	100	121,527
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	100	114,923
Federal-Mogul Holdings LLC
4.88%, 04/15/22 (Call 04/15/19)[a]	EUR	125	135,969
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	100	114,889
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[a]	EUR	100	112,418
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	100	109,902
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	114,755
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	120,920
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	112,273
International Game Technology PLC
4.75%, 03/05/20[a]	EUR	100	119,438
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	200	237,740
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	50	37,940
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)[a]	EUR	100	109,658
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	100	115,976
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	111,057
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	119,800
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[a]	EUR	100	109,846
4.88%, 03/31/21[a]	EUR	100	124,095
6.75%, 09/15/20[a]	EUR	100	130,013

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Security	Principal or Shares (000s)		Value
Postmedia Network Inc.
8.25%, 07/15/21 (Call 05/29/17)[b]	CAD	3	$1,765
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	100	114,376
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[a]	EUR	100	113,060
Quintiles IMS Inc.
3.25%, 03/15/25 (Call 03/15/20)[a]	EUR	300	327,750
3.50%, 10/15/24 (Call 10/15/19)[a]	EUR	200	224,079
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	121,391
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)[a]	EUR	100	109,819
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[a]	EUR	100	113,174
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	100	111,580
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[a]	EUR	100	116,433
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	300	229,294
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	100	113,693
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[a]	EUR	100	114,109
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	100	114,479

			6,272,854

TOTAL CORPORATE BONDS & NOTES
(Cost: $66,727,983)			61,303,285

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[e,f]		10	9,633

			9,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,633)			9,633

Value
TOTAL INVESTMENTS IN SECURITIES — 97.88%
(Cost: $66,897,053)[g]	$61,312,918
Other Assets, Less Liabilities — 2.12%	1,329,769

NET ASSETS — 100.00%	$62,642,687

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $66,978,383. Net unrealized depreciation was $5,665,465, of which $1,042,686 represented gross unrealized appreciation on securities and $6,708,151 represented gross unrealized depreciation on securities.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$—	$—	$0	[a]	$0	[a]
Corporate bonds & notes	—	61,303,281	4		61,303,285
Money market funds	9,633	—	—		9,633

Total	$9,633	$61,303,281	$4		$61,312,918

[a]	Rounds to less than $1.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2017

ASSETS
Investments, at cost:
Unaffiliated	$66,887,420
Affiliated (Note 2)	9,633

Total cost of investments	$66,897,053

Investments in securities, at fair value (Note 1):
Unaffiliated	$61,303,285
Affiliated (Note 2)	9,633

Total fair value of investments	61,312,918
Foreign currency, at value[a]	1,017,119
Receivables:
Investment securities sold	826,664
Dividends and interest	969,116

Total Assets	64,125,817

LIABILITIES
Payables:
Investment securities purchased	1,463,008
Investment advisory fees (Note 2)	20,122

Total Liabilities	1,483,130

NET ASSETS	$62,642,687

Net assets consist of:
Paid-in capital	$82,037,989
Undistributed net investment income	913,197
Accumulated net realized loss	(14,750,069)
Net unrealized depreciation	(5,558,430)

NET ASSETS	$62,642,687

Shares outstanding[b]	1,300,000

Net asset value per share	$48.19

[a]	Cost of foreign currency: $1,002,075.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statement of Operations (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$25
Interest — unaffiliated	1,539,928

Total investment income	1,539,953

EXPENSES
Investment advisory fees (Note 2)	145,887

Total expenses	145,887

Net investment income	1,394,066

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,430,113)
In-kind redemptions — unaffiliated	(9,153,084)
Foreign currency transactions	(64,882)

Net realized loss	(10,648,079)

Net change in unrealized appreciation/depreciation on:
Investments	9,021,170
Translation of assets and liabilities in foreign currencies	85,827

Net change in unrealized appreciation/depreciation	9,106,997

Net realized and unrealized loss	(1,541,082)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(147,016)

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,394,066	$6,445,680
Net realized loss	(10,648,079)	(12,040,585)
Net change in unrealized appreciation/depreciation	9,106,997	9,692,594

Net increase (decrease) in net assets resulting from operations	(147,016)	4,097,689

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(480,882)	(906,680)
Return of capital	—	(2,212,307)

Total distributions to shareholders	(480,882)	(3,118,987)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	27,637,363
Cost of shares redeemed	(91,525,582)	(59,575,641)

Net decrease in net assets from capital share transactions	(91,525,582)	(31,938,278)

DECREASE IN NET ASSETS	(92,153,480)	(30,959,576)

NET ASSETS
Beginning of period	154,796,167	185,755,743

End of period	$62,642,687	$154,796,167

Undistributed net investment income included in net assets at end of period	$913,197	$13

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000
Shares redeemed	(2,000,000)	(1,300,000)

Net decrease in shares outstanding	(2,000,000)	(700,000)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.91	$46.44	$52.90	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	0.88	1.82	1.84	2.43	3.15	1.94
Net realized and unrealized gain (loss)[c]	0.67	(0.47)	(6.57)	(3.55)	4.51	1.18

Total from investment operations	1.55	1.35	(4.73)	(1.12)	7.66	3.12

Less distributions from:
Net investment income	(0.27)	(0.26)	(0.05)	(2.82)	(2.83)	(1.25)
Net realized gain	—	—	(0.02)	—	—	—
Return of capital	—	(0.62)	(1.66)	—	—	—

Total distributions	(0.27)	(0.88)	(1.73)	(2.82)	(2.83)	(1.25)

Net asset value, end of period	$48.19	$46.91	$46.44	$52.90	$56.84	$52.01

Total return	3.30%[d]	2.95%	(9.02)%	(2.20)%	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,643	$154,796	$185,756	$142,827	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.51%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.82%	3.93%	3.85%	4.25%	5.85%	6.92%
Portfolio turnover rate[f]	10%[d]	24%	28%	25%	33%	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2017, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Fund’s financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2017, the purchase and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $ 324,435 and $ 225,342, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017, were $7,690,208 and $9,101,971, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2017, were $  — and $87,062,673, respectively.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties;

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $4,020,660 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Notes:

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1016-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca
➢	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca
➢	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | BATS

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 0.08%, net of fees, while the total return for the Index was 0.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.30%	0.26%	0.33%	0.30%	0.26%	0.33%
Since Inception	2.97%	3.01%	2.68%	4.99%	5.07%	4.51%

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.80	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

S&P Credit Rating[1]	Percentage of Total Investments [2]

AAA	27.07%
AA+	19.78
AA	17.88
AA-	17.83
A+	5.46
A	2.31
A-	0.36
BBB+	0.90
BBB	0.71
BBB-	0.09
Not Rated	7.61

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/17

State	Percentage of Total Investments [2]

Texas	11.72%
New York	9.89
California	9.26
Florida	6.84
Washington	5.62
Massachusetts	4.59
Virginia	3.96
Ohio	3.49
Georgia	3.32
North Carolina	3.01

TOTAL	61.70%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was -0.33%, net of fees, while the total return for the Index was -0.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.16%	0.00%	0.17%	0.16%	0.00%	0.17%
Since Inception	3.48%	3.55%	3.24%	5.86%	5.98%	5.44%

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.70	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

S&P Credit Rating[1]	Percentage of Total Investments [2]

AAA	25.66%
AA+	19.94
AA	16.96
AA-	18.93
A+	6.29
A	2.87
A-	0.70
BBB+	0.95
BBB	0.78
BBB-	0.10
Not Rated	6.82

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/17

State	Percentage of Total Investments [2]

California	12.39%
New York	11.46
Texas	11.24
Florida	6.47
Washington	5.72
Maryland	3.80
Massachusetts	3.44
Arizona	3.11
Ohio	3.06
Virginia	2.72

TOTAL	63.41%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

Performance as of April 30, 2017

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 11, 2017 (inception date of the Fund) through April 30, 2017, the total return for the Fund was 0.68%, net of fees, while the total return for the Index was 0.39%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.68%	0.60%	0.39%

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/11/17) [a]	Ending Account Value (4/30/17)	Expenses Paid During Period [b]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,006.80	$0.09	$1,000.00	$1,023.90	$0.90	0.18%

[a]	The beginning of the period (commencement of operations) is April 11, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (19 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/17

S&P Credit Rating[1]	Percentage of Total Investments [2]

AAA	35.56%
AA+	19.50
AA	12.13
AA-	12.81
A+	9.12
A	4.76
A-	1.18
BBB	0.86
Not Rated	4.08

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/17

State	Percentage of Total Investments [2]

California	16.20%
Florida	14.77
Washington	10.83
New York	8.94
Virginia	8.29
Texas	7.48
Nevada	6.03
Wisconsin	4.87
Ohio	4.86
Pennsylvania	3.58

TOTAL	85.85%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 (or commencement of operations, as applicable) and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 1.49%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21		$240	$274,589
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21		65	71,650
5.00%, 09/01/21		100	115,185
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/21		25	28,401
Series B
5.00%, 01/01/21		130	147,355
5.00%, 05/01/21		110	125,431
City of Huntsville AL GO
5.00%, 03/01/22	(PR 09/01/21)	115	132,113
Series A
5.00%, 08/01/21		90	103,366
State of Alabama GO
5.00%, 08/01/21		350	402,447
Series A
5.00%, 11/01/21		100	115,625
University of Alabama (The) RB Series A
5.00%, 07/01/21		230	264,166

			1,780,328
ALASKA — 0.50%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 07/01/21		65	73,889
5.00%, 10/01/21		50	56,912
Borough of North Slope AK GO Series B
5.00%, 10/30/21		50	57,324
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/21		35	38,614

Security		Principal (000s)	Value
City of Valdez AK RB
Series B
5.00%, 01/01/21		$220	$243,762
Series C
5.00%, 01/01/21		20	22,160
Municipality of Anchorage AK GO Series B
5.00%, 09/01/21	(NPFGC)	25	28,550
State of Alaska GO
4.00%, 08/01/21		50	54,927
University of Alaska RB Series S
4.00%, 10/01/21		20	21,988

			598,126
ARIZONA — 2.85%
Arizona Board of Regents COP
Series B
5.00%, 06/01/21		50	56,731
Series C
5.00%, 06/01/21		80	90,770
Arizona School Facilities Board COP Series A
5.00%, 09/01/21		150	171,505
Arizona State University RB Series A
5.00%, 07/01/21		75	86,141
Arizona Transportation Board RB
5.00%, 07/01/21		345	395,680
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21		120	138,666
Series A
5.00%, 10/01/21		85	98,222
City of Phoenix AZ GO
4.00%, 07/01/21		140	155,009
Series C
4.00%, 07/01/21		25	27,680
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21		40	44,220
5.00%, 07/01/21		380	436,229
Series A
5.00%, 07/01/21		105	119,999

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
City of Scottsdale AZ GOL
5.00%, 07/01/21	$195	$224,225
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	95	109,112
Series B
5.00%, 07/01/21	65	74,599
Maricopa County Community College District GO
5.00%, 07/01/21	230	264,976
Series D
4.00%, 07/01/21	145	160,545
Maricopa County Unified School District No. 80 Chandler GOL
5.00%, 07/01/21	300	343,776
Salt River Project Agricultural Improvement and Power District RB Series A
5.00%, 12/01/21	240	278,909
State of Arizona COP
5.00%, 09/01/21	45	51,452
University of Arizona RB
5.00%, 06/01/21	70	80,167

		3,408,613
ARKANSAS — 0.61%
Arkansas Development Finance Authority RB Series C
5.00%, 06/01/21	90	103,233
State of Arkansas GO
5.00%, 06/15/21	340	390,517
5.00%, 10/01/21	120	138,778
University of Arkansas RB
5.00%, 09/15/21	75	86,358
5.00%, 11/01/21	10	11,545

		730,431
CALIFORNIA — 9.14%
91 Express Lanes Toll Road RB
5.00%, 08/15/21	50	57,476
Alameda Corridor Transportation Authority RB Series A
4.00%, 10/01/21	100	108,184

Security	Principal (000s)	Value
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/21 (AGM)	$25	$23,266
California Health Facilities Financing Authority RB
5.00%, 08/15/21	25	28,659
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	114,111
Series A-1
5.00%, 10/01/21	20	23,167
California Municipal Finance Authority RB Series A
4.00%, 10/01/21	35	39,018
California State Public Works Board RB
5.00%, 06/01/21	110	125,426
Series A
5.00%, 04/01/21	70	79,505
5.00%, 09/01/21	70	80,226
Series C
5.00%, 10/01/21	180	206,620
Series D
5.00%, 12/01/21	150	172,702
Series E
5.00%, 09/01/21	195	223,486
Series F
5.00%, 10/01/21	(ETM)	50	57,836
Series G
5.00%, 05/01/21	75	85,354
5.00%, 11/01/21	140	160,950
Series I
4.00%, 11/01/21	125	138,281
5.00%, 11/01/21	40	45,986
California State University RB
Series A
4.00%, 11/01/21	105	117,144
5.00%, 11/01/21	190	220,348
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	55,676

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
City & County of San Francisco CA GO Series A
5.00%, 06/15/21	$25	$28,779
City of Los Angeles CA GO Series B
5.00%, 09/01/21	155	179,104
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/21	50	57,395
Series C
5.00%, 06/01/21	115	132,007
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21	50	57,139
Series C
5.00%, 05/15/21	30	34,271
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/21	130	150,888
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/21 (AMBAC)	100	92,407
County of Los Angeles CA COP
5.00%, 09/01/21	45	51,533
El Camino Community College District GO Series C
0.00%, 08/01/21	35	32,572
Escondido Union High School District GO
0.00%, 08/01/21 (AGC)	75	69,798
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO Series A
0.00%, 10/01/21 (NPFGC)	60	55,608
Garden Grove Unified School District GO Series A
0.00%, 08/01/21	35	32,572

Security	Principal (000s)	Value
Los Altos Elementary School District GO
4.00%, 08/01/21	$100	$111,206
Los Angeles Community College District/CA GO Series I
4.00%, 08/01/21	125	139,071
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21	160	184,402
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	91,809
Los Angeles Department of Water & Power System Revenue RB
Series A
4.50%, 07/01/21	110	124,737
5.00%, 07/01/21	120	138,512
Series B
5.00%, 07/01/21	15	17,314
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21	205	235,813
Series A-2
5.00%, 07/01/21	155	178,298
Series C
5.00%, 07/01/21	240	276,074
Series D
5.00%, 07/01/21	215	247,317
Metropolitan Water District of Southern California RB Series E
5.00%, 07/01/21	150	172,744
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21	50	46,395
Municipal Improvement Corp. of Los Angeles RB Series B
5.00%, 11/01/21	225	258,705

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
North Orange County Community College District/CA GO Series B
0.00%, 08/01/21 (NPFGC)	$75	$69,798
Orange County Sanitation District RB Series A
5.00%, 02/01/21	15	17,081
Palo Alto Unified School District GO
0.00%, 08/01/21	20	18,668
Rancho Cucamonga Redevelopment Agency Successor Agency RB
5.00%, 09/01/21	90	103,189
Regents of the University of California Medical Center Pooled Revenue RB Series J
5.00%, 05/15/21	60	68,797
Rocklin Unified School District GO
0.00%, 08/01/21	75	69,680
Sacramento City Financing Authority RB Series A
5.00%, 05/01/21	75	84,998
San Diego Community College District GO
0.00%, 08/01/21	100	93,339
5.00%, 08/01/21	100	115,479
San Diego Regional Building Authority RB Series A
5.00%, 10/15/21	45	52,109
San Diego Unified School District/CA GO Series R-3
4.00%, 07/01/21	40	44,392
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21	100	114,589
Second Series A
5.00%, 05/01/21	100	114,589
Santa Ana Unified School District GO Series A
0.00%, 08/01/21	100	93,064

Security	Principal (000s)	Value
Santa Monica Community College District GO Series A
0.00%, 08/01/21 (FGIC)	$25	$23,305
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/21	50	56,010
Southern California Public Power Authority RB Series A
5.00%, 07/01/21	25	28,736
State of California Department of Water Resources Power Supply Revenue RB
Series N
5.00%, 05/01/21	200	229,544
Series O
5.00%, 05/01/21	420	482,042
State of California GO
4.00%, 10/01/21	65	72,225
5.00%, 02/01/21	405	460,044
5.00%, 08/01/21	600	689,862
5.00%, 09/01/21	360	414,666
5.00%, 10/01/21	280	323,098
5.00%, 11/01/21	530	612,649
5.00%, 12/01/21	265	306,849
Series B
5.00%, 09/01/21	340	391,628
Sweetwater Union High School District GO Series C
0.00%, 08/01/21 (AGM)	55	51,185
University of California RB
Series AB
5.00%, 05/15/21	195	223,983
Series AO
5.00%, 05/15/21	35	40,202
Ventura County Community College District GO Series 2002-C
0.00%, 08/01/21	120	111,488

		10,937,179

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
COLORADO — 0.90%
Board of Governors of Colorado State University System RB
Series B
5.00%, 03/01/21		$60	$68,220
Series E
5.00%, 03/01/21		125	142,125
City & County of Denver CO Airport System Revenue RB Series B
5.00%, 11/15/21		95	108,785
City & County of Denver CO COP Series 2010B
4.00%, 12/01/21		20	22,085
City of Colorado Springs CO Utilities System Revenue RB Series A
5.00%, 11/15/21		50	57,843
Denver City & County School District No. 1 GO
Series A
5.25%, 12/01/21	(NPFGC, SAW)	50	58,543
Series B
4.00%, 12/01/21		100	111,364
Series C
5.00%, 12/01/21	(SAW)	115	133,375
E-470 Public Highway Authority RB Series B
0.00%, 09/01/21 (NPFGC)		35	31,556
University of Colorado RB
5.00%, 06/01/31	(PR 06/01/21)	260	297,781
Series A
5.00%, 06/01/21		40	45,810

			1,077,487
CONNECTICUT — 1.65%
Connecticut State Health & Educational Facility Authority RB
Series E
5.00%, 07/01/21		25	28,571
Series O
4.00%, 11/01/21		35	38,612

Security	Principal (000s)	Value
State of Connecticut GO
Series A
5.00%, 10/15/21	$60	$68,194
Series B
5.00%, 05/15/21	65	73,268
Series C
5.00%, 07/15/21	100	113,114
Series E
4.00%, 09/15/21	40	43,712
5.00%, 10/15/21	250	284,140
Series G
5.00%, 11/01/21	400	454,992
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/21	240	274,020
5.00%, 09/01/21	60	68,620
5.00%, 10/01/21	195	223,390
Series B
5.00%, 08/01/21	25	28,544
University of Connecticut RB Series A
5.00%, 08/15/21	240	272,525

		1,971,702
DELAWARE — 0.44%
County of New Castle DE GO Series A
5.00%, 07/15/21	15	17,284
Delaware Transportation Authority RB
5.00%, 06/01/21	75	85,378
5.00%, 07/01/21	330	379,022
State of Delaware GO Series B
5.00%, 07/01/21	35	40,291

		521,975
DISTRICT OF COLUMBIA — 1.60%
District of Columbia GO
Series A
5.00%, 06/01/21	370	424,195
5.00%, 12/01/21	80	92,782
Series E
5.00%, 06/01/21	200	229,306

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
District of Columbia RB
5.00%, 07/15/21	$35	$39,880
Series A
5.00%, 12/01/21	150	173,967
Series C
4.00%, 12/01/21	175	194,887
Series F
5.00%, 12/01/21	40	46,391
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	25	27,711
5.00%, 10/01/21	25	28,825
Series C
5.00%, 10/01/21	285	328,602
Metropolitan Washington Airports Authority RB Series F-1
5.00%, 10/01/21	290	332,958

		1,919,504
FLORIDA — 6.75%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/21	80	91,743
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	160	184,888
City of Gainesville FL Utilities System Revenue RB Series A
5.00%, 10/01/21	50	57,649
City of Jacksonville FL RB
5.00%, 10/01/21	285	326,573
Series B
5.00%, 10/01/21	185	212,558
Series C
5.00%, 10/01/21	110	126,345
City of Miami Beach FL RB
5.00%, 09/01/21	35	40,066
City of Orlando FL RB Series A
5.00%, 11/01/21 (ETM)	90	103,892

Security	Principal (000s)	Value
City of Tallahassee GO
5.00%, 10/01/21	$50	$57,603
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	75	86,614
County of Broward FL Airport System Revenue RB Series Q-1
5.00%, 10/01/21	50	57,004
County of Hillsborough FL RB Series A
5.00%, 11/01/21	40	45,948
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21 (AGM)	40	45,778
County of Manatee FL Public Utilities Revenue RB
5.00%, 10/01/21	115	132,274
County of Miami-Dade FL Aviation Revenue RB Series B
4.00%, 10/01/21	30	33,043
County of Miami-Dade FL RB Series B
5.00%, 04/01/21	65	73,600
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	110	125,378
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	115	132,088
Series A
5.00%, 10/01/21	(AGM)	40	45,971
County of Orange FL Sales Tax Revenue RB Series C
5.00%, 01/01/21	100	113,119
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	125	143,400
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/21	90	103,999

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
County of Palm Beach FL RB
4.00%, 06/01/21	$160	$176,619
Escambia County School Board COP
5.00%, 02/01/21	120	135,022
Florida Department of Environmental Protection RB
5.00%, 07/01/21	75	85,944
Series A
5.00%, 07/01/21	225	257,832
Series B
5.00%, 07/01/21	190	217,725
Florida Department of Management Services COP Series A
5.00%, 08/01/21	120	137,598
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	45,759
Series A
5.00%, 10/01/21	350	400,512
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/21	125	142,745
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/21	50	57,449
Series C
5.00%, 07/01/21	55	63,194
Florida’s Turnpike RB Series A
5.00%, 07/01/21	255	292,993
Hillsborough County School Board COP
5.00%, 07/01/21	80	91,358
Hillsborough County School Board RB
5.00%, 10/01/21 (AGM)	50	57,245
Jacksonville Transportation Authority RB
5.00%, 08/01/21	95	109,144
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	100	114,859
Series B
5.00%, 10/01/21	50	57,430

Security	Principal (000s)	Value
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/21	$200	$229,955
Lee County School Board COP
5.00%, 08/01/21	95	108,557
Series B
3.00%, 08/01/21	50	53,029
5.00%, 08/01/21	50	57,136
Miami-Dade County Expressway Authority RB Series B
5.00%, 07/01/21	155	175,930
Orange County School Board COP Series A
5.00%, 08/01/21	60	68,669
Orlando Utilities Commission RB
Series A
5.00%, 10/01/21	65	75,005
Series C
4.00%, 10/01/21	50	55,467
5.25%, 10/01/21	100	116,274
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	57,003
Series D
5.00%, 08/01/21	90	102,604
Pasco County School Board COP
5.00%, 08/01/21	75	85,139
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	130	148,843
Series A
5.00%, 05/01/21	50	56,645
School Board of Miami-Dade County (The) GO
5.00%, 03/15/21	240	271,855
School District of Broward County/FL COP
5.00%, 07/01/21	70	79,331
Series A
5.00%, 07/01/21	95	107,663

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
School District of Broward County/FL GO Series B
5.00%, 07/01/21	$20	$22,848
South Broward Hospital District RB
5.00%, 05/01/21	50	56,812
St. Johns County School Board COP
5.00%, 07/01/21	75	85,583
State of Florida GO
5.00%, 07/01/21	50	57,450
Series A
5.00%, 06/01/21	230	263,702
5.00%, 07/01/21	50	57,449
Series B
4.00%, 07/01/21	45	49,824
5.00%, 06/01/21	195	223,573
Series C
5.00%, 06/01/21	110	126,118
Series D
5.00%, 06/01/21	75	85,990
Series E
5.00%, 06/01/21	50	57,327
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/21	265	303,900
Tampa Bay Water RB
5.00%, 10/01/21	45	51,968

		8,074,610
GEORGIA — 3.28%
City of Atlanta Department of Aviation RB Series A
5.00%, 01/01/21	160	180,621
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	45	51,115
Series A
4.00%, 01/01/21	75	81,932
Series B
5.00%, 01/01/21	135	152,399
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	100	115,499

Security		Principal (000s)	Value
Series B
5.00%, 11/01/21		$100	$115,499
Columbia County School District GO
5.00%, 04/01/21	(SAW)	135	154,108
Forsyth County School District
5.00%, 02/01/21		75	85,441
Georgia State Road & Tollway Authority RB Series A
5.00%, 03/01/21	(GTD)	75	85,507
Gwinnett County Development Authority COP
5.25%, 01/01/21	(NPFGC)	25	28,397
Gwinnett County School District GO
5.00%, 02/01/21	(SAW)	400	455,340
5.00%, 08/01/21	(SAW)	200	230,598
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/21		200	229,710
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21		10	10,720
5.00%, 11/01/21		50	56,205
5.25%, 01/01/21		105	117,188
Series B
5.00%, 01/01/21		340	376,468
State of Georgia GO
Series A
5.00%, 07/01/21		80	92,060
Series A-1
5.00%, 02/01/21		110	125,218
Series E-2
5.00%, 09/01/21		15	17,328
Series I
5.00%, 07/01/21		325	373,994
5.00%, 11/01/21		85	98,564
Series J-1
4.00%, 07/01/21		450	499,599
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21	(ETM)	205	190,230

			3,923,740

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
HAWAII — 2.80%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21		$55	$60,897
5.00%, 07/01/21		110	126,244
Series A
5.25%, 07/01/36	(PR 07/01/21)	900	1,042,407
City & County of Honolulu HI GO
Series A
5.00%, 10/01/21		100	115,392
Series B
5.00%, 10/01/21		60	69,235
5.00%, 11/01/21		250	288,985
Series C
5.00%, 10/01/21		70	80,774
County of Hawaii HI GO
5.00%, 09/01/21		200	230,370
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/21		165	189,366
State of Hawaii GO
Series DZ
5.00%, 12/01/21		40	46,356
Series EA
4.00%, 12/01/21		30	33,409
Series EE
5.00%, 11/01/21		35	40,458
Series EF
5.00%, 11/01/21		325	375,680
Series EP
5.00%, 08/01/21		30	34,493
Series FB
5.00%, 04/01/21		100	114,113
Series FE
5.00%, 10/01/21		215	248,293
Series FH
5.00%, 10/01/21		150	173,227
State of Hawaii State Highway Fund Series B
5.00%, 01/01/21		70	79,372

			3,349,071

Security		Principal (000s)	Value
ILLINOIS — 1.56%
Chicago Midway International Airport RB Series B
5.00%, 01/01/21		$70	$78,540
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/21		50	56,100
Series A
5.00%, 01/01/21		65	72,930
Series B
5.00%, 01/01/21		15	16,830
Series C
5.00%, 01/01/21		100	112,200
DuPage County Forest Preserve District GO
5.00%, 01/01/21		40	45,186
Illinois Finance Authority RB
5.00%, 01/01/21		110	124,473
Illinois State Toll Highway Authority RB Series D
5.00%, 01/01/21		135	151,933
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21		45	40,029
0.00%, 06/15/21	(NPFGC)	45	40,029
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	40	46,534
Series A
6.00%, 07/01/21		25	29,403
State of Illinois GO
4.00%, 02/01/21		75	76,425
4.00%, 09/01/21		75	76,292
5.00%, 02/01/21		110	115,934
5.00%, 03/01/21		15	15,818
5.00%, 05/01/21		25	26,391
5.00%, 06/01/21		45	47,525
5.00%, 07/01/21		200	211,310
5.00%, 08/01/21		45	47,564
Series A
4.00%, 01/01/21		25	25,479
5.00%, 06/01/21		105	110,890

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Series B
5.25%, 01/01/21		$85	$90,265
State of Illinois RB
5.00%, 06/15/21		190	214,005

			1,872,085
INDIANA — 0.66%
Indiana Finance Authority RB
4.00%, 10/01/21	(NPFGC)	100	109,784
Series A
5.00%, 05/01/21		30	33,887
5.00%, 12/01/21		65	74,791
Series C
5.00%, 12/01/21		35	40,561
Indiana University RB
Series A
5.00%, 06/01/21		45	51,672
Series W-2
5.00%, 08/01/21		320	368,979
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/21		50	56,558
Purdue University RB Series CC
5.00%, 07/01/21		45	51,843

			788,075
IOWA — 0.17%
City of Des Moines IA GO Series E
5.00%, 06/01/21		105	120,250
Iowa State Board of Regents RB
4.00%, 09/01/21		75	82,850

			203,100
KANSAS — 0.52%
Kansas Development Finance Authority RB Series C
5.00%, 05/01/21		40	45,712
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21		255	294,576

Security	Principal (000s)	Value
Series B
5.00%, 09/01/21	$240	$277,030

		617,318
LOUISIANA — 0.25%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/21	25	28,429
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	11,260
State of Louisiana Gasoline & Fuels Tax Revenue RB Series A-1
4.00%, 05/01/21	20	22,012
State of Louisiana GO
Series A
4.00%, 09/01/21	100	109,832
5.00%, 02/01/21	15	16,911
Series C
5.00%, 07/15/21	100	113,985

		302,429
MAINE — 0.57%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	140	161,500
Series C
5.00%, 11/01/21	255	294,349
Maine Turnpike Authority RB
5.00%, 07/01/21	110	126,292
State of Maine GO Series B
5.00%, 06/01/21	90	103,381

		685,522
MARYLAND — 2.42%
City of Baltimore MD RB Series A
5.00%, 07/01/21	200	228,658
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	44,208
5.00%, 04/01/21	25	28,565
County of Baltimore MD COP
5.00%, 10/01/21	125	143,891

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
County of Baltimore MD GO Series B
4.50%, 09/01/21		$60	$67,969
County of Carroll MD GO
5.00%, 11/01/21		100	115,578
County of Harford MD GO
5.00%, 09/15/21		240	277,718
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/21		25	28,311
Series B
5.00%, 07/01/21		50	57,428
Maryland Water Quality Financing Administration Revolving Loan Fund RB
5.00%, 03/01/21		125	142,479
State of Maryland Department of Transportation RB
5.00%, 02/01/21		150	170,455
5.00%, 06/01/21		55	63,039
5.00%, 12/01/21		95	110,133
State of Maryland GO
Series A
5.00%, 03/01/21		120	136,909
5.00%, 03/01/24	(PR 03/01/21)	70	79,750
Series B
5.00%, 08/01/21		80	92,239
Series C
5.00%, 08/01/21		725	835,918
Washington Suburban Sanitary Commission GO
5.00%, 06/01/21		235	269,855

			2,893,103
MASSACHUSETTS — 4.54%
Commonwealth of Massachusetts GOL
5.00%, 04/01/22	(PR 04/01/21)	200	228,350
Series A
4.00%, 07/01/21		200	221,528
5.00%, 04/01/27	(PR 04/01/21)	550	627,962
5.25%, 08/01/21		485	562,857

Security	Principal (000s)	Value
Series B
5.25%, 08/01/21	(AGM)	$200	$232,106
5.25%, 08/01/21	275	319,146
5.25%, 09/01/21	230	267,446
Series C
5.00%, 10/01/21	80	92,351
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/21 (AGM)	200	233,276
Commonwealth of Massachusetts Transportation Fund Revenue RB Series A
5.00%, 06/01/25 (PR 06/01/21)	450	515,196
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/21	200	185,964
Series C
5.25%, 07/01/21	40	46,311
5.50%, 07/01/21	200	233,580
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	40,669
Series 2014
5.00%, 08/01/21	415	478,491
Massachusetts Development Finance Agency RB Series B-3
5.00%, 01/01/21	100	113,581
Massachusetts Health & Educational Facilities Authority RB Series M
5.25%, 02/15/21	35	40,098
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/21	40	45,792
5.00%, 08/15/21	170	195,782
Series B
4.00%, 10/15/21	75	83,382
5.00%, 10/15/21	200	231,164
Massachusetts Turnpike Authority RB Series C
0.00%, 01/01/21	95	89,270

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Massachusetts Water Resources Authority RB Series J
5.50%, 08/01/21 (AGM)		$210	$246,479
University of Massachusetts Building Authority RB
5.00%, 11/01/21		35	40,425
Series 1
4.00%, 11/01/21		50	55,413

			5,426,619
MICHIGAN — 1.19%
Michigan Finance Authority RB
5.00%, 08/01/21		50	56,804
5.00%, 10/01/21		255	294,664
Michigan State Building Authority RB
Series I
5.00%, 04/15/21		50	56,834
5.00%, 10/15/21		190	217,884
Michigan Strategic Fund RB
1.45%, 09/01/30	(PR 09/01/2021)[a]	100	97,898
5.00%, 10/15/21		55	62,284
State of Michigan GO
Series A
5.00%, 12/01/21		170	197,011
Series B
5.00%, 11/01/21		85	98,335
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21		170	196,343
5.25%, 11/01/21	(AGM)	125	145,614

			1,423,671
MINNESOTA — 1.11%
Metropolitan Council GO
Series B
5.00%, 09/01/21		75	86,640
Series C
5.00%, 03/01/21		50	57,046
Minnesota Municipal Power Agency RB Series A
4.00%, 10/01/21		10	10,994

Security	Principal (000s)	Value
South Washington County Independent School District No. 833/MN GO Series B
5.00%, 02/01/21	$150	$170,289
Southern Minnesota Municipal Power Agency RB Series A
0.00%, 01/01/21	25	23,339
State of Minnesota COP
5.00%, 06/01/21	30	34,203
State of Minnesota GO
5.00%, 10/01/21	20	23,120
Series A
5.00%, 08/01/21	305	351,250
Series B
5.00%, 08/01/21	100	115,164
Series D
5.00%, 10/01/21	65	75,141
Series F
5.00%, 10/01/21	325	375,706

		1,322,892
MISSISSIPPI — 0.51%
Mississippi Development Bank RB
5.00%, 01/01/21	55	61,752
State of Mississippi GO
Series A
5.25%, 11/01/21	100	116,857
Series C
5.00%, 10/01/21	135	155,999
Series F
5.00%, 11/01/21	70	80,916
5.25%, 10/01/21	50	58,312
Series H
4.00%, 12/01/21	120	133,637

		607,473
MISSOURI — 0.38%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21	25	28,647
Series B
5.00%, 05/01/21	120	137,507

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/21	$145	$166,859
University of Missouri RB Series A
5.00%, 11/01/21	100	116,037

		449,050
MONTANA — 0.02%
State of Montana GO
5.00%, 08/01/21	20	23,060

		23,060
NEBRASKA — 0.97%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/21	110	126,753
City of Omaha NE GO
5.25%, 04/01/21	70	79,897
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	25	28,862
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/21	200	230,734
Nebraska Public Power District RB
5.00%, 07/01/21	20	22,892
Series A
5.00%, 01/01/21	340	384,343
Series B
5.00%, 01/01/21	50	56,521
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
4.00%, 02/01/21	50	54,509
Omaha Public Power District RB Series B
5.00%, 02/01/21	45	51,157
University of Nebraska RB
5.00%, 07/01/21	110	126,003

		1,161,671
NEVADA — 1.66%
City of Las Vegas NV GOL Series A
5.00%, 06/01/21	70	79,782

Security	Principal (000s)	Value
Clark County School District GOL
Series A
5.00%, 06/15/21	$65	$73,927
Series B
5.00%, 06/15/21	50	56,953
Series D
5.00%, 06/15/21	65	74,039
County of Clark Department of Aviation RB
5.00%, 07/01/21	85	96,501
County of Clark NV GOL
5.00%, 11/01/21	120	138,258
County of Clark NV RB
5.00%, 07/01/21	185	211,751
Series A
5.00%, 07/01/21	60	68,676
Las Vegas Valley Water District GOL Series B
5.00%, 12/01/21	75	86,772
Nevada System of Higher Education RB
4.00%, 07/01/21	75	82,687
Series A
4.00%, 07/01/21	50	55,125
5.00%, 07/01/21	25	28,571
State of Nevada GOL
5.00%, 04/01/21	130	148,240
5.00%, 06/01/21	135	154,608
5.00%, 08/01/21	80	91,982
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	465	539,298

		1,987,170
NEW HAMPSHIRE — 0.12%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	70	80,458
Series D
5.00%, 08/15/21	45	51,805
State of New Hampshire GO Series B
5.00%, 11/01/21	10	11,553

		143,816

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
NEW JERSEY — 1.29%
County of Monmouth NJ GO
4.00%, 03/01/21	$200	$220,068
New Jersey Building Authority RB Series A
5.00%, 06/15/21	50	53,230
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/21	150	159,840
Series II
5.00%, 03/01/21	25	26,618
Series KK
5.00%, 03/01/21	20	21,294
Series NN
5.00%, 03/01/21	155	165,032
Series XX
5.00%, 06/15/21	325	345,998
New Jersey Educational Facilities Authority RB Series 2014A
5.00%, 09/01/21	35	37,279
New Jersey State Turnpike Authority RB Series B
5.00%, 01/01/21	100	112,696
New Jersey Transportation Trust Fund Authority RB
Series A-1
5.00%, 06/15/21	100	107,509
Series B
5.00%, 06/15/21	35	37,576
New Jersey Turnpike Authority RB Series C
5.00%, 01/01/21	110	123,966
State of New Jersey GO
5.00%, 06/01/21	120	133,681

		1,544,787
NEW MEXICO — 1.18%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/21	65	74,619
New Mexico Finance Authority RB
5.00%, 06/15/21	415	476,464

Security	Principal (000s)	Value
Series A
5.00%, 06/15/21	$50	$57,145
Series C
5.00%, 06/01/21	100	114,309
State of New Mexico GO
5.00%, 03/01/21	235	267,923
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/21	215	246,560
Series B
5.00%, 07/01/21	55	62,713
University of New Mexico (The) RB Series A
5.00%, 06/01/21	100	114,438

		1,414,171
NEW YORK — 9.76%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/21	100	112,033
City of New York NY GO
5.00%, 08/01/21	135	154,988
Series 1
5.00%, 08/01/21	50	57,403
Series A
5.00%, 08/01/21	50	57,403
Series A-1
4.00%, 08/01/21	200	221,374
5.00%, 08/01/21	35	40,182
Series B
5.00%, 08/01/21	230	264,054
Series C
5.00%, 08/01/21	55	63,143
Series E
4.00%, 08/01/21	25	27,672
5.00%, 08/01/21	245	281,275
Series H
5.00%, 08/01/21	345	396,081
Series I
5.00%, 03/01/21	60	68,188
5.00%, 08/01/21	95	109,066
Series J
5.00%, 08/01/21	480	551,069

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
County of Nassau NY GOL
Series A
5.00%, 01/01/21	$35	$39,444
5.00%, 04/01/21	50	56,697
Long Island Power Authority RB Series A
0.00%, 06/01/21	90	83,468
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21	30	34,720
Series A-1
5.00%, 11/15/21	110	126,718
Series B
5.00%, 11/15/21	65	74,878
Series B-2
5.00%, 11/15/21	210	241,916
Series B-4
5.00%, 11/15/21	195	225,681
Series C
5.00%, 11/15/21	230	264,955
Series C-1
5.00%, 11/15/21	100	115,198
Series D
5.00%, 11/15/21	205	236,156
Series E
5.00%, 11/15/21	80	92,158
Series F
4.00%, 11/15/21	25	27,648
5.00%, 11/15/21	50	57,599
Nassau County Interim Finance Authority RB Series A
5.00%, 11/15/21	50	58,077
Nassau County Sewer & Storm Water Finance Authority RB Series A
5.00%, 10/01/21	40	46,381
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21	240	275,052
5.00%, 07/15/21	(SAW)	225	257,861

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21		$110	$127,136
Series A-1
5.00%, 11/01/21		100	115,578
Series B
5.00%, 11/01/21		100	115,578
Series C
5.00%, 11/01/21		380	439,197
Series E
5.00%, 11/01/21		115	132,915
Series I
5.00%, 05/01/21		55	62,839
New York City Water & Sewer System RB Series EE
4.00%, 06/15/21		80	88,442
New York Convention Center Development Corp. RB
5.00%, 11/15/21		150	172,086
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		110	126,465
New York State Dormitory Authority RB
0.00%, 08/01/21		80	74,550
4.00%, 05/15/21		90	99,206
4.00%, 10/01/21	(SAW)	225	248,431
5.50%, 05/15/21	(AMBAC)	100	115,855
Series A
5.00%, 02/15/21		105	119,567
5.00%, 03/15/21		140	159,891
5.00%, 07/01/21		260	297,589
5.00%, 10/01/21	(SAW)	215	247,246
Series B
5.00%, 03/15/21		275	313,849
5.00%, 07/01/21		55	62,857
Series C
5.00%, 03/15/21		200	228,254
Series D
5.00%, 02/15/21		325	370,087
5.00%, 08/15/21		70	80,688

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Series E
4.00%, 03/15/21		$100	$110,072
5.00%, 08/15/21		105	121,031
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21		25	28,488
5.00%, 06/15/21		410	471,274
5.00%, 11/15/21		25	29,015
Series B
5.00%, 06/15/21		100	114,945
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		75	85,538
Series A-1
5.00%, 04/01/21		130	148,266
New York State Thruway Authority RB
5.00%, 01/01/21		75	84,436
Series A
5.00%, 03/15/21		30	34,238
Series K
4.00%, 01/01/21		70	76,312
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21		225	256,786
Series A-1
5.00%, 03/15/21		170	194,016
Series A-2
5.50%, 03/15/21	(NPFGC)	85	98,752
Series E
5.00%, 03/15/21		70	79,889
Port Authority of New York & New Jersey RB
5.00%, 10/15/21		115	133,244
Series 173
4.00%, 12/01/21		30	33,409
Series 175
5.00%, 12/01/21		55	63,898
Series 189
5.00%, 05/01/21		110	126,079
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/21		105	121,636

Security	Principal (000s)	Value
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/21	$40	$44,366
5.00%, 01/01/21	145	164,917
5.00%, 11/15/21	80	93,000
Series B
4.00%, 11/15/21	65	72,702
5.00%, 11/15/21	195	226,687
Series C
5.00%, 11/15/21	130	151,125

		11,680,965
NORTH CAROLINA — 2.97%
City of Charlotte NC COP Series A
5.00%, 12/01/21	50	57,751
City of Charlotte NC GO
5.00%, 12/01/21	285	331,087
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	210	241,657
City of Durham NC GO Series C
5.00%, 07/01/21	50	57,538
City of Raleigh NC GO Series A
4.00%, 09/01/21	25	27,829
County of Buncombe NC RB
5.00%, 06/01/21	65	74,273
Series A
5.00%, 06/01/21	85	97,126
County of Cabarrus NC GO
5.00%, 03/01/21	75	85,265
County of Durham NC GO
5.00%, 10/01/21	100	115,602
County of Forsyth NC GO
4.00%, 12/01/21	10	11,173
5.00%, 07/01/21	50	57,538
County of Mecklenburg NC GO Series A
5.00%, 09/01/21	200	231,040
County of Mecklenburg NC RB Series A
5.00%, 10/01/21	200	230,784

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
County of Wake NC RB Series A
5.00%, 12/01/21	$55	$63,739
North Carolina Eastern Municipal Power Agency RB Series A
5.00%, 01/01/21	(ETM)	640	724,698
State of North Carolina GO
5.00%, 06/01/21	250	287,080
Series C
4.00%, 05/01/21	350	387,131
State of North Carolina GOL Series B
5.00%, 06/01/21	320	366,477
University of North Carolina at Chapel Hill RB
0.00%, 08/01/21	55	51,449
University of North Carolina at Greensboro RB
5.00%, 04/01/21	50	56,892

3,556,129
OHIO — 3.45%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	165	189,563
Series 2012-3
5.00%, 08/15/21	35	40,360
Series A
5.00%, 02/15/21	110	125,260
5.00%, 08/15/21	255	294,048
City of Columbus OH GOL Series 2012-4
4.00%, 08/15/21	20	22,186
Cleveland Department of Public Utilities Division of Water RB Series Y
5.00%, 01/01/21	70	79,372
Cleveland State University RB
5.00%, 06/01/21	55	62,451
Columbus City School District GO Series A
5.00%, 12/01/21	105	121,481

Security	Principal (000s)	Value
County of Hamilton OH Sales Tax Revenue RB Series A
5.00%, 12/01/21	$250	$288,157
Miami University/Oxford OH RB
5.00%, 09/01/21	40	45,922
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21	70	80,713
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	100	112,773
Ohio State Building Authority RB
5.00%, 10/01/21	110	126,829
Ohio State University (The) RB
Series A
5.00%, 06/01/21	50	57,327
Series D
5.00%, 12/01/21	20	23,196
Ohio Water Development Authority RB Series A
5.00%, 06/01/21	110	126,449
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	28,663
5.00%, 12/01/21	410	475,510
State of Ohio GO
Series A
5.00%, 03/01/21	100	113,902
5.00%, 05/01/21	130	148,728
5.00%, 08/01/21	55	63,315
5.00%, 09/01/21	50	57,669
5.00%, 09/15/21	410	473,300
Series B
5.00%, 08/01/21	150	172,678
Series C
5.00%, 09/15/21	165	190,474
State of Ohio RB
5.00%, 04/01/21	80	90,814
5.00%, 10/01/21	100	115,206
Series A
5.00%, 04/01/21	250	284,665

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series B
5.00%, 04/01/21	$100	$113,517

		4,124,528
OKLAHOMA — 0.78%
Grand River Dam Authority RB Series A
5.00%, 06/01/21	190	217,024
Oklahoma Capitol Improvement Authority RB
5.00%, 10/01/21	125	143,660
SeriesB
5.00%, 07/01/21	85	97,032
Series C
5.00%, 07/01/21	35	39,954
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	145	166,540
Oklahoma Development Finance Authority RB Series A
5.00%, 08/15/21	20	22,918
Oklahoma Turnpike Authority RB Series A
4.00%, 01/01/21	225	246,134

		933,262
OREGON — 1.99%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/21	170	195,614
5.00%, 10/01/21	60	69,515
Series B
5.00%, 10/01/21	100	115,485
City of Portland OR Water System Revenue RB Series A
4.00%, 10/01/21	100	111,116
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/21 (GTD)	150	172,086
County of Washington OR GOL
5.00%, 03/01/21	200	228,290
Lane Community College GO
4.00%, 06/15/21	65	71,801

Security	Principal (000s)	Value
Metro/OR GO Series A
5.00%, 06/01/21	$150	$172,054
Oregon Health & Science University RB Series A
5.00%, 07/01/21	145	165,461
Oregon State Facilities Authority RB Series A
5.00%, 11/15/21	55	63,229
Oregon State Lottery RB Series B
5.00%, 04/01/21	75	85,678
Portland Community College District GO
5.00%, 06/15/21	20	23,006
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/21	55	63,779
State of Oregon GO
Series H
5.00%, 05/01/21	80	91,435
Series J
5.00%, 05/01/21	80	91,502
Series N
5.00%, 12/01/21	415	481,105
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/21 (GTD)	100	110,675
Washington County Clean Water Services RB
5.00%, 10/01/21	55	63,466

		2,375,297
PENNSYLVANIA — 1.20%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	40	45,153
First Series
5.00%, 06/01/21	100	113,328
5.00%, 06/15/21	50	56,715
5.00%, 07/01/21	15	17,032

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
5.00%, 08/15/21	$25	$28,455
5.00%, 11/15/21	10	11,436
Second Series
5.00%, 01/15/21	400	449,228
5.00%, 07/01/21	75	85,159
5.00%, 10/15/21	10	11,418
Series T
5.00%, 07/01/21	130	147,610
Delaware County Authority RB
5.00%, 08/01/21	40	45,443
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/21	15	16,900
Series AN
5.00%, 06/15/21	25	28,455
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21	20	18,215
Series A
5.00%, 12/01/21	295	339,092
5.25%, 07/15/21	(AGM)	20	22,913

1,436,552
RHODE ISLAND — 0.73%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21	215	247,974
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	90	103,665
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B
4.00%, 10/01/21	100	110,821
Series C
5.00%, 10/01/21	125	143,979
State of Rhode Island GO Series D
5.00%, 08/01/21	230	263,934

870,373
SOUTH CAROLINA — 1.03%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	130	149,842

Security	Principal (000s)	Value
City of Columbia SC Waterworks & Sewer System Revenue RB
4.50%, 02/01/21	$75	$83,861
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	65	74,244
South Carolina Public Service Authority RB
Series B
4.00%, 12/01/21	55	58,737
5.00%, 12/01/21	205	227,784
Series C
5.00%, 12/01/21	85	94,447
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	100	114,628
Series B
5.00%, 10/01/21	255	292,301
State of South Carolina GO Series A
4.00%, 06/01/21	125	138,519

		1,234,363
TENNESSEE — 1.18%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21	25	28,282
County of Montgomery TN GO
5.00%, 04/01/21	100	114,051
County of Shelby TN GO Series A
4.00%, 03/01/21	45	49,521
County of Sumner TN GO
5.00%, 12/01/21	70	81,054
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Series D
4.00%, 10/01/21	100	111,116
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21	100	113,350

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Series C
5.00%, 07/01/21		$110	$126,340
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB Series A
5.25%, 01/01/21 (AGM)		50	57,083
State of Tennessee GO
Series A
5.00%, 08/01/21		305	352,760
5.00%, 09/01/21		25	28,972
Series B
5.00%, 11/01/21		100	116,339
Tennessee State School Bond Authority RB Series B
5.00%, 11/01/21		205	236,968

			1,415,836
TEXAS — 11.58%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21		140	158,530
Central Texas Regional Mobility Authority RB
5.00%, 01/01/21		50	55,476
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	375	350,745
City of Austin TX Electric Utility Revenue RB Series A
5.00%, 11/15/21		40	46,065
City of Austin TX GOL
5.00%, 09/01/21		265	305,802
Series A
4.00%, 09/01/21		30	33,296
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21		80	91,482
5.00%, 11/15/21		135	156,113
Series A
5.00%, 11/15/21		25	28,910

Security	Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	$155	$176,954
Series C
5.00%, 07/15/21	50	57,082
City of Dallas TX GOL
5.00%, 02/15/21	160	178,613
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	74,884
Series A
5.00%, 10/01/21	110	126,727
City of Denton TX GO
5.00%, 02/15/21	55	62,373
City of Denton TX GOL
5.00%, 02/15/21	75	85,054
City of El Paso TX GOL
4.00%, 08/15/21	70	77,087
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/21	75	85,154
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/21	25	28,411
City of Garland TX Electric Utility System Revenue RB
5.00%, 03/01/21	65	72,842
City of Grand Prairie TX GOL
5.00%, 02/15/21	150	170,466
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/21	190	215,243
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/21	160	182,555
Series D
5.00%, 11/15/21	185	213,227
City of Houston TX GOL Series A
5.00%, 03/01/21	200	226,758
City of Lubbock TX GOL
5.00%, 02/15/21	65	73,662

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/21	$50	$54,935
5.00%, 02/01/21	185	210,023
City of San Marcos TX GOL
5.00%, 08/15/21	40	45,886
Clear Creek Independent School District GO Series A
5.00%, 02/15/21 (PSF)	100	113,644
Clifton Higher Education Finance Corp. RB
5.00%, 03/01/21	80	90,308
County of Fort Bend TX GO
5.00%, 03/01/21	15	17,031
County of Harris TX GOL
Series A
5.00%, 08/15/21	55	63,341
5.00%, 10/01/21	75	86,614
Series B
5.00%, 10/01/21	100	115,555
County of Harris TX RB Series A
5.00%, 08/15/21	125	143,731
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/21	(PSF)	20	22,729
Series A
5.00%, 02/15/21	(PSF)	210	238,860
Series C
5.00%, 02/15/21	(PSF)	100	113,644
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/21	190	219,456
Series B
5.00%, 12/01/21	55	63,527
Dallas Independent School District GO
4.00%, 08/15/21	70	77,642
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21	75	86,152

Security	Principal (000s)	Value
Series F
5.00%, 11/01/21	$50	$57,435
Series G
5.00%, 11/01/21	25	28,718
Denton Independent School District GO Series A
5.00%, 08/15/21 (PSF)	60	69,046
Edinburg Consolidated Independent School District/TX GO
4.00%, 02/15/21 (PSF)	100	109,746
Fort Bend Independent School District GO
5.00%, 08/15/21	45	51,784
Fort Worth Independent School District GO
5.00%, 02/15/21 (PSF)	90	102,280
Frisco Independent School District GO Series A
4.50%, 08/15/21 (PSF)	20	22,599
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21	(PSF)	55	63,292
Series A
5.00%, 08/15/21	45	51,784
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	34,402
Series A
5.00%, 11/15/21	65	74,157
Harris County Flood Control District GOL Series A
5.25%, 10/01/21	210	244,912
Harris County Hospital District RB
5.00%, 02/15/21	100	112,338
Houston Community College System GOL
5.00%, 02/15/21	115	130,384
Houston Community College System RB
5.00%, 04/15/21	100	113,774

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Keller Independent School District/TX GO Series A
5.00%, 08/15/21 (PSF)	$45	$51,871
Laredo Community College District GOL
5.00%, 08/01/21	65	73,845
Leander Independent School District GO
0.00%, 08/15/21	75	70,149
Series B
0.00%, 08/15/21	150	139,656
Series D
0.00%, 08/15/21	50	46,766
Lewisville Independent School District GO Series B
4.00%, 08/15/21	100	110,741
Lone Star College System GOL
5.00%, 02/15/21	105	119,149
Longview Independent School District GO
5.00%, 02/15/21 (PSF)	70	79,404
Lower Colorado River Authority RB
5.00%, 05/15/21	185	209,917
Series A
5.00%, 05/15/21	170	192,836
Magnolia Independent School District/TX GO
5.00%, 08/15/21	60	68,937
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	15	17,211
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	50	57,655
Series B
5.00%, 11/01/21	90	103,779
Midland Independent School District GO
5.00%, 02/15/21 (PSF)	50	56,822
North East Independent School District/TX GO
5.25%, 02/01/21 (PSF)	115	131,606

Security	Principal (000s)	Value
North Texas Municipal Water District RB
5.00%, 06/01/21	$135	$154,607
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/21	135	155,500
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21	160	180,008
5.00%, 09/01/21	20	22,982
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	265	304,951
Northwest Independent School District GO
5.00%, 02/15/21 (PSF)	40	45,458
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/21	110	126,437
Permanent University Fund – University of Texas System RB Series A
5.00%, 07/01/21	145	166,285
Pflugerville Independent School District GO
5.00%, 02/15/21 (PSF)	50	56,822
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/21	125	143,979
Richardson Independent School District GO
4.00%, 02/15/21	300	330,147
San Antonio Water System RB
5.00%, 05/15/21	75	85,796
Series A
5.00%, 05/15/21	55	62,917
South Texas College GOL
5.00%, 08/15/21	70	80,237
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/21	140	161,158

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Spring Branch Independent School District GO Series B
5.00%, 02/01/21 (PSF)	$60	$68,116
State of Texas GO
5.00%, 04/01/21	750	855,847
5.00%, 10/01/21	300	346,454
Series C
5.00%, 08/01/21	20	23,013
Series G
5.00%, 08/01/21	100	115,067
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21	90	103,428
Tarrant Regional Water District RB
5.00%, 03/01/21	120	136,537
6.00%, 09/01/21	150	179,146
Series A
5.00%, 03/01/21	45	51,201
Texas State University System RB
4.50%, 03/15/21	15	16,766
5.00%, 03/15/21	125	142,067
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	275	317,584
Series A
5.00%, 04/01/21	465	530,625
Texas Water Development Board RB Series A
5.00%, 10/15/21	160	184,781
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/21	170	195,461
University of Houston RB Series A
5.00%, 02/15/21	150	170,088
University of North Texas RB Series A
5.00%, 04/15/21	40	45,443
University of Texas System (The) RB
Series A
4.00%, 08/15/21	90	99,835

Security		Principal (000s)	Value
Series B
5.00%, 08/15/21		$80	$92,070
Series C
5.00%, 08/15/21		80	92,070
Series I
5.00%, 08/15/21		100	115,087

			13,851,554
UTAH — 1.04%
Central Utah Water Conservancy District GOL Series C
5.00%, 04/01/21		80	91,093
County of Salt Lake UT RB Series A
5.00%, 02/01/21		75	85,346
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/21		90	99,649
State of Utah GO
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	500	573,615
Series A
4.00%, 07/01/21		35	38,873
University of Utah (The) RB Series A
5.00%, 08/01/21		50	57,399
Utah State Building Ownership Authority RB
5.00%, 05/15/21		155	177,312
Utah Transit Authority RB Series A
5.00%, 06/15/21		105	119,330

			1,242,617
VERMONT — 0.22%
Vermont Municipal Bond Bank RB Series 3
5.00%, 12/01/21		225	261,477

			261,477
VIRGINIA — 3.91%
City of Alexandria VA
5.00%, 07/15/21		35	40,313

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
City of Norfolk VA GO
5.00%, 08/01/21		$40	$46,027
City of Norfolk VA Water Revenue RB
5.00%, 11/01/21		85	98,255
County of Fairfax VA GO
Series A
5.00%, 10/01/21	(SAW)	100	115,742
5.00%, 10/01/25	(PR 10/01/21) (SAW)	1,250	1,441,525
Series B
5.00%, 04/01/21	(SAW)	90	102,906
County of Henrico VA GO
5.00%, 07/15/21		70	80,595
Fairfax County Economic Development Authority RB Series A
5.00%, 10/01/21		80	92,314
University of Virginia RB Series B
5.00%, 08/01/21		55	63,464
Virginia College Building Authority RB
5.00%, 02/01/21		120	136,231
5.00%, 09/01/21		50	57,592
Series 2
5.00%, 09/01/21		35	40,315
Series A
5.00%, 09/01/21		200	230,370
Series E -1
5.00%, 02/01/21		170	192,994
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21		80	91,118
5.00%, 05/15/21	(SAP)	125	143,366
5.00%, 05/15/21		100	114,693
5.00%, 09/15/21		80	92,226
Series B
5.00%, 09/15/21		75	86,461
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21		265	304,928
Series B
5.00%, 08/01/21		165	189,838

Security		Principal (000s)	Value
Virginia Public School Authority RB
5.00%, 01/15/21	(SAW)	$125	$141,836
5.00%, 08/01/21	(SAW)	75	86,407
5.00%, 11/01/21		300	347,304
Series A
5.00%, 08/01/21	(SAW)	35	40,242
Series B
5.00%, 08/01/21		90	103,479
Series IV
5.00%, 04/15/21		105	119,943
Virginia Resources Authority RB
5.00%, 11/01/21	(SAW)	30	34,688
Series B
5.00%, 11/01/21		40	46,250

			4,681,422
WASHINGTON — 5.55%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21 (GTD)		20	22,188
Central Puget Sound Regional Transit Authority RB Series S-1
5.00%, 11/01/21		75	87,099
City of Bellevue WA GOL
5.00%, 12/01/21		205	237,572
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/21		115	131,230
City of Seattle WA GO
5.00%, 09/01/21		60	69,404
5.00%, 12/01/21		60	69,814
City of Seattle WA GOL
4.50%, 03/01/21		50	56,017
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21		40	46,110
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21		260	299,718
Series A
5.00%, 02/01/21		100	113,604

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	$50	$57,119
5.00%, 09/01/21	115	132,410
City of Tacoma WA Electric System Revenue RB Series A
5.00%, 01/01/21	250	282,797
City of Vancouver WA GOL Series B
5.00%, 12/01/21	195	225,607
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	135	152,088
County of King WA GOL
5.00%, 01/01/21	50	56,675
5.00%, 06/01/21	80	91,688
5.00%, 07/01/21	75	86,174
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21	80	90,710
Series B
4.00%, 01/01/21	110	120,665
5.00%, 07/01/21	125	143,624
Energy Northwest RB
5.00%, 07/01/21	55	63,122
Series A
5.00%, 07/01/21	580	665,649
Franklin County School District No. 1 Pasco GO
4.00%, 12/01/21 (GTD)	100	111,364
King County Public Hospital District No. 2 GO
5.00%, 12/01/21	50	57,484
King County School District No. 405 Bellevue GO Series A
5.00%, 12/01/21 (GTD)	125	144,973
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21	20	22,986

Security		Principal (000s)	Value
Port of Seattle WA RB
Series A
4.00%, 08/01/21		$115	$126,439
5.00%, 08/01/21		65	74,132
5.25%, 07/01/21		150	172,284
Series B
5.00%, 03/01/21		85	96,020
Public Utility District No. 1 of Cowlitz County WA RB Series A
5.00%, 09/01/21		25	28,494
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21		175	193,886
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21		25	28,840
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21	(GTD)	95	109,820
State of Washington COP
5.00%, 07/01/21		40	45,610
Series B
4.00%, 07/01/21		225	247,486
State of Washington GO
5.00%, 07/01/21		260	298,623
Series 03-C
0.00%, 06/01/21		115	108,018
Series 2016-A
5.00%, 07/01/21		140	160,797
Series B
5.00%, 08/01/21		215	247,394
Series C
0.00%, 06/01/21	(FGIC)	200	187,858
5.00%, 06/01/21		25	28,653
Series R-2013A
5.00%, 07/01/21		105	120,598
Series R-2015
5.00%, 07/01/21		100	114,855
Series R-2015E
5.00%, 07/01/21		130	149,311
State of Washington RB
5.00%, 09/01/21		280	321,115
University of Washington RB
5.00%, 07/01/21		15	17,215

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series A
5.00%, 04/01/21	$70	$79,822
Series C
5.00%, 07/01/21	35	40,168

		6,635,329
WEST VIRGINIA — 0.28%
State of West Virginia GO Series A
5.00%, 11/01/21	265	306,324
West Virginia University RB Series B
5.00%, 10/01/21	25	28,732

		335,056
WISCONSIN — 1.97%
City of Milwaukee WI GO
5.00%, 05/01/21	25	28,528
Series N-3
5.00%, 05/15/21	95	108,514
Milwaukee County Metropolitan Sewer District GO Series A
5.25%, 10/01/21	40	46,584
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21	55	60,805
5.00%, 06/01/21	100	114,524
Series 2
5.00%, 06/01/21	30	34,357
State of Wisconsin GO
5.00%, 05/01/21	205	234,532
Series 1
5.00%, 05/01/21	140	160,168
5.00%, 11/01/21	220	254,690
Series 2
4.00%, 11/01/21	160	177,986
5.00%, 05/01/21	45	51,483
5.00%, 11/01/21	105	121,556
Series 3
5.00%, 11/01/21	70	81,038
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21	435	499,236

Security	Principal or Shares (000s)	Value
Series 2
5.00%, 07/01/21	$180	$206,581
WPPI Energy RB Series A
5.00%, 07/01/21	150	170,645

		2,351,227

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $117,927,928)		118,144,765

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Liquidity Funds: MuniCash
0.71%[b,c]	58	57,765

		57,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,753)		57,765

TOTAL INVESTMENTS IN SECURITIES — 98.82%
(Cost: $117,985,681)[d]		118,202,530
Other Assets, Less Liabilities — 1.18%		1,414,872

NET ASSETS — 100.00%		$119,617,402

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $117,985,850. Net unrealized appreciation was $216,680, of which $594,631 represented gross unrealized appreciation on securities and $377,951 represented gross unrealized depreciation on securities.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$118,144,765	$—	$118,144,765
Money market funds	57,765	—	—	57,765

Total	$57,765	$118,144,765	$—	$118,202,530

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.42%

ALABAMA — 1.11%
Alabama Federal Aid Highway Finance Authority GO
4.00%, 09/01/22	$285	$316,481
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	25	29,028
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22	70	81,304
Series B
5.00%, 01/01/22	145	168,112
5.00%, 05/01/22	160	186,842
City of Huntsville AL Water Revenue RB
5.00%, 11/01/22	100	118,175
State of Alabama GO Series A
5.00%, 08/01/22	290	340,463

		1,240,405
ALASKA — 0.14%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22	20	23,133
Series 1
4.00%, 02/01/22	65	71,639
Municipality of Anchorage AK GO Series B
5.00%, 09/01/22	55	64,005

		158,777
ARIZONA — 3.06%
Arizona Board of Regents COP Series A
5.00%, 06/01/22	90	103,826
Arizona Department of Transportation State Highway Fund Revenue RB Series A
5.00%, 07/01/22	100	117,174
Arizona State University RB Series A
5.00%, 07/01/22	140	164,196

Security	Principal (000s)	Value
Arizona Transportation Board RB
5.00%, 07/01/22	$340	$398,458
Arizona Water Infrastructure Finance Authority RB Series A
5.00%, 10/01/22	210	247,764
City of Chandler AZ GOL
4.00%, 07/01/22	95	106,733
City of Mesa AZ RB
5.00%, 07/01/22	250	291,715
City of Phoenix AZ GO
4.00%, 07/01/22	170	190,771
City of Phoenix AZ GOL Series C
4.00%, 07/01/22	205	230,047
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	315	368,757
Series B
5.00%, 07/01/22	235	275,615
City of Tempe AZ GO
4.50%, 07/01/22	30	34,377
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	40	46,599
Series A
5.00%, 07/01/22	45	52,424
County of Pima AZ GOL
4.00%, 07/01/22	50	55,951
Maricopa County Community College District GO
5.00%, 07/01/22	280	329,921
Salt River Project Agricultural Improvement & Power District RB Series A
5.00%, 01/01/22	35	40,734
Salt River Project Agricultural Improvement and Power District Series A
5.00%, 12/01/22	150	177,988
State of Arizona COP
5.00%, 09/01/22	50	58,112

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
University of Arizona RB
5.00%, 06/01/22		$30	$35,093
Series A
5.00%, 06/01/22		70	81,883

			3,408,138
ARKANSAS — 0.09%
State of Arkansas GO
5.00%, 10/01/22		30	35,408
University of Arkansas RB
5.00%, 11/01/22		25	29,413
Series A
5.00%, 11/01/22		25	29,414

			94,235
CALIFORNIA — 12.20%
Alameda Corridor Transportation Authority RB Series A
5.00%, 10/01/22		60	69,788
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/22	(AGM)	110	99,476
Benicia Unified School District GO Series A
0.00%, 08/01/22	(NPFGC)	25	22,526
Beverly Hills Unified School District CA GO
0.00%, 08/01/22		60	54,657
Burbank Unified School District GO Series C
0.00%, 08/01/22	(NPFGC)	90	81,094
California Health Facilities Financing Authority RB
5.00%, 03/01/22		110	126,675
5.00%, 10/01/22		100	117,570
Series A
5.00%, 10/01/22		20	23,491
Series C
1.00%, 08/01/31	(PR 11/01/22)	300	350,232
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22		100	116,201
5.00%, 10/01/22		90	106,481

Security		Principal (000s)	Value
California State Public Works Board RB
5.00%, 05/01/22		$35	$40,585
Series A
4.00%, 04/01/22		20	22,210
5.00%, 04/01/22		90	104,183
Series B
5.00%, 10/01/22		290	338,981
Series C
5.00%, 11/01/22		60	70,242
Series D
5.00%, 09/01/22		135	157,553
Series G
5.00%, 11/01/22		35	40,975
Series H
5.00%, 12/01/22		170	199,322
California State University RB Series C
5.00%, 11/01/22	(AGM)	30	35,522
California Statewide Communities Development Authority RB
5.00%, 05/15/22		50	56,584
Carlsbad Unified School District GO
0.00%, 05/01/22	(NPFGC)	100	91,026
Chabot-Las Positas Community College District GO
5.00%, 08/01/22		120	141,214
City & County of San Francisco CA COP Series R-1
5.00%, 09/01/22		45	53,046
City & County of San Francisco CA GO
5.00%, 06/15/22		25	29,429
City of Los Angeles CA Wastewater System Revenue RB Series C
5.00%, 06/01/22		60	70,424
City of Los Angeles Department of Airports RB
5.00%, 05/15/22		30	34,982
Series C
5.00%, 05/15/22		20	23,321

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22		$80	$93,960
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22		25	28,285
5.00%, 11/01/22		190	225,194
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/22		75	87,232
Corona-Norco Unified School District GO Series C
0.00%, 08/01/22	(AGM)	100	90,433
County of Los Angeles CA COP
5.00%, 09/01/22		45	52,409
County of Santa Clara CA GO Series B
5.00%, 08/01/22		40	47,325
East Bay Municipal Utility District Water System Revenue RB Series B
5.00%, 06/01/22		80	93,984
East Side Union High School District GO
5.00%, 08/01/22		100	117,789
Encinitas Union School District/CA GO
0.00%, 08/01/22		60	54,487
Evergreen School District GO
5.00%, 09/01/22		100	117,993
Foothill-De Anza Community College District GO
5.00%, 08/01/22		20	23,663
Healdsburg Unified School District GO Series A
0.00%, 08/01/22		80	72,346
Las Virgenes Unified School District GO
0.00%, 11/01/22	(AGM)	55	49,622
Series D
0.00%, 09/01/22	(NPFGC)	100	90,615

Security	Principal (000s)	Value
Los Altos Elementary School District GO
4.00%, 08/01/22	$25	$28,193
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22	130	153,343
Series G
4.00%, 08/01/22	100	112,909
5.00%, 08/01/22	125	147,445
Los Angeles County Public Works Financing Authority RB Series D
5.00%, 12/01/22	50	58,889
Los Angeles County Redevelopment Refunding Authority RB
5.00%, 12/01/22	25	29,070
Los Angeles Department of Water & Power System Revenue RB
4.00%, 07/01/22	45	50,905
5.00%, 07/01/22	180	212,585
Series A
4.00%, 07/01/22	50	56,561
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22	320	376,265
Series B
5.00%, 07/01/22	200	235,166
Series C
5.00%, 07/01/22	65	76,429
Manhattan Beach Unified School District GO
0.00%, 09/01/22	25	22,654
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22	130	151,789
Morgan Hill Redevelopment Agency Successor Agency RB Series A
5.00%, 09/01/22	50	58,669

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Mount Diablo Unified School District/CA GO Series A
0.00%, 08/01/22		$160	$144,693
Municipal Improvement Corp. of Los Angeles RB Series B
5.00%, 11/01/22		120	140,795
New Haven Unified School District GO
0.00%, 08/01/22		50	45,052
Novato Unified School District/CA GO
4.00%, 02/01/22		80	89,455
Oxnard Financing Authority RB
5.00%, 06/01/22		20	23,071
Poway Redevelopment Agency Successor Agency RB Series A
5.00%, 06/15/22		25	28,794
Poway Unified School District GO
5.00%, 08/01/22		15	17,652
Redwood City Elementary School District/CA GO
0.00%, 08/01/22	(NPFGC)	40	36,042
Sacramento City Financing Authority RB Series E
5.25%, 12/01/22	(AMBAC)	150	176,548
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22		290	340,182
San Diego Regional Building Authority RB Series A
5.00%, 10/15/22		220	260,242
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/22	(NPFGC)	180	163,139
Series H-2
5.00%, 07/01/22		60	70,550

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/22		$75	$88,372
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/22		100	116,934
Series A
5.00%, 05/01/22		60	70,160
San Joaquin Delta Community College District GO Series A
5.00%, 08/01/22		50	58,894
San Jose Financing Authority RB Series A
5.00%, 06/01/22		40	46,453
San Juan Unified School District GO
0.00%, 08/01/22	(AGM)	25	22,608
San Mateo County Community College District GO
4.00%, 09/01/22		30	33,896
Series A
0.00%, 09/01/22	(NPFGC)	75	68,177
San Rafael City High School District/CA GO Series B
0.00%, 08/01/22	(NPFGC)	100	90,622
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22		60	67,811
Santa Ana Unified School District GO Series B
0.00%, 08/01/22	(NPFGC)	40	36,042
Santa Monica Community College District GO Series E
0.00%, 08/01/22		50	45,216
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/22	(NPFGC)	55	49,946
Saratoga Union School District GO Series A
0.00%, 09/01/22	(NPFGC)	70	63,430

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Sierra Joint Community College District School Facilities District No. 2 GO Series B
0.00%, 08/01/22	(NPFGC)	$50	$45,216
Sonoma County Junior College District GO
5.00%, 08/01/22		115	135,330
Southern California Public Power Authority RB Series A
5.00%, 07/01/22		40	47,033
State of California
5.00%, 09/01/22		350	410,812
State of California Department of Water Resources Power Supply Revenue RB
Series O
4.00%, 05/01/22		85	95,758
5.00%, 05/01/22		450	528,660
State of California Department of Water Resources RB Series AS
5.00%, 12/01/22		75	89,123
State of California GO
4.00%, 02/01/22		30	33,414
5.00%, 02/01/22		150	173,930
5.00%, 03/01/22		30	34,851
5.00%, 04/01/22		125	145,470
5.00%, 05/01/22		365	425,528
5.00%, 08/01/22		480	562,469
5.00%, 09/01/22		1,230	1,443,713
5.00%, 10/01/22		310	364,467
5.00%, 11/01/22		90	105,985
5.00%, 12/01/22		50	58,974
5.25%, 09/01/22		115	136,447
5.25%, 10/01/22		70	83,205
Torrance Unified School District GO
5.00%, 08/01/22		40	47,071
University of California RB
4.00%, 05/15/22		20	22,468
Series AO
5.00%, 05/15/22		170	199,765

Security		Principal (000s)	Value
Series G
5.00%, 05/15/22		$40	$47,004
Ventura County Community College District GO Series C
0.00%, 08/01/22		250	226,082
William S Hart Union High School District GO Series B
0.00%, 09/01/22	(AGM)	25	22,475

			13,574,025
COLORADO — 0.60%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22		35	40,692
Series B
5.00%, 03/01/22		90	104,636
City & County of Denver CO GO
0.00%, 01/29/22		20	18,331
City & County of Denver Co. Airport System Revenue RB Series B
5.00%, 11/15/22		125	145,606
City of Colorado Springs CO Utilities System Revenue RB Series A
5.00%, 11/15/22		20	23,606
Denver City & County School District No. 1 GO Series B
5.00%, 12/01/26	(PR 12/01/22) (SAW)	110	129,808
E-470 Public Highway Authority RB Series B
0.00%, 09/01/22	(NPFGC)	90	78,759
University of Colorado RB
5.00%, 06/01/22		85	99,429
Series A-1
4.00%, 06/01/22		25	27,945

			668,812

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CONNECTICUT — 1.67%
Connecticut State Health & Educational Facility Authority RB Series E
5.00%, 07/01/22	$100	$116,497
State of Connecticut GO
Series A
4.00%, 03/01/22	50	54,803
5.00%, 10/15/22	185	213,586
Series C
5.00%, 06/15/22	90	103,322
Series D
5.00%, 06/15/22	20	22,960
Series E
5.00%, 08/15/22	30	34,539
5.00%, 10/15/22	350	404,082
Series F
5.00%, 11/15/22	90	104,046
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/22	140	163,025
Series A
5.00%, 09/01/22	180	209,603
5.00%, 10/01/22	65	75,804
Series B
5.00%, 08/01/22	80	93,017
University of Connecticut RB
Series A
5.00%, 02/15/22	105	120,017
5.00%, 08/15/22	125	144,143

		1,859,444
DELAWARE — 0.46%
Delaware Transportation Authority RB
5.00%, 06/01/22	85	98,705
5.00%, 07/01/22	275	322,828
State of Delaware GO Series B
5.00%, 07/01/22	25	29,409
University of Delaware RB Series A
5.00%, 11/01/22	50	59,029

		509,971

Security	Principal (000s)	Value
DISTRICT OF COLUMBIA — 1.16%
District of Columbia GO Series A
5.00%, 06/01/22	$435	$509,776
District of Columbia RB
5.00%, 07/15/22	75	86,911
Series A
4.00%, 12/01/22	65	73,172
Series C
4.00%, 12/01/22	120	134,951
5.00%, 12/01/22	40	47,299
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	50	58,821
Series C
5.00%, 10/01/22	140	164,697
Metropolitan Washington Airports Authority RB Series C
5.00%, 10/01/22	180	210,530

		1,286,157
FLORIDA — 6.37%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/22	30	35,120
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	95	112,084
Citizens Property Insurance Corp. RB Series A-1
5.00%, 06/01/22	70	80,904
City of Jacksonville FL RB
5.00%, 10/01/22	280	326,424
Series A
4.00%, 10/01/22	50	55,956
Series C
5.00%, 10/01/22	100	116,622
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	25	29,325

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
City of Tampa FL RB
5.00%, 10/01/22	$170	$198,931
Series B
5.00%, 10/01/22	50	58,226
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/22	145	168,694
Series P-2
5.00%, 10/01/22	25	28,994
Series Q-1
5.00%, 10/01/22	50	58,086
County of Hillsborough FL RB
5.00%, 11/01/22	75	87,595
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22	(AGM)	100	116,229
County of Miami-Dade FL Aviation Revenue RB Series B
5.00%, 10/01/22	160	185,384
County of Miami-Dade FL RB Series A
5.00%, 10/01/22	45	52,089
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	50	57,739
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	70	81,912
Series B
5.25%, 10/01/22	(AGM)	125	147,974
County of Orange FL Sales Tax Revenue RB Series C
5.00%, 01/01/22	30	34,723
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	135	157,745
County of Palm Beach FL RB
5.00%, 05/01/22	50	58,441
5.00%, 06/01/22	80	93,666
5.00%, 11/01/22	45	52,945

Security	Principal (000s)	Value
Series A
5.00%, 11/01/22	$25	$29,515
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	33,773
County of Pasco FL Water & Sewer Revenue RB Series A
5.00%, 10/01/22	45	52,836
County of Sarasota FL RB
5.00%, 10/01/22	55	64,398
Florida Department of Environmental Protection RB Series A
5.00%, 07/01/22	165	192,801
Florida Department of Management Services COP Series A
5.00%, 08/01/22	145	169,546
Florida Municipal Power Agency RB Series A
5.00%, 10/01/22	165	191,524
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/22	250	291,152
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	300	351,522
Series B
5.00%, 07/01/22	40	46,870
Jacksonville Transportation Authority RB
5.00%, 08/01/22	80	93,542
JEA Electric System Revenue RB Series A
5.00%, 10/01/22	265	309,750
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/22	140	164,462
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	65	74,664

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	$45	$51,904
Series B
5.00%, 07/01/22	15	17,322
Orange County School Board COP Series D
5.00%, 08/01/22	140	163,085
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	95	111,867
Series C
4.00%, 10/01/22	25	28,088
5.00%, 10/01/22	145	170,416
5.25%, 10/01/22	105	124,762
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	185	214,276
Series B
5.00%, 07/01/22	160	186,266
Palm Beach County School District COP
Series B
5.00%, 08/01/22	100	115,989
Series D
5.00%, 08/01/22	65	75,393
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/22	75	87,013
Series B
4.00%, 06/01/22	25	27,790
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	50	58,259
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	70	81,022
School District of Broward County/FL COP
Series A
5.00%, 07/01/22	100	115,343

Security		Principal (000s)	Value
Series B
5.00%, 07/01/22		$20	$23,069
State of Florida GO
5.00%, 06/01/22		95	111,585
Series A
5.00%, 06/01/22		185	217,297
Series B
5.00%, 06/01/22		280	328,882
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/22		155	181,452
Volusia County School Board COP Series A
5.00%, 08/01/22		115	133,774

			7,087,017
GEORGIA — 1.38%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22		30	35,313
Georgia State Road & Tollway Authority RB Series B
5.00%, 10/01/22	(GTD)	30	35,425
Gwinnett County Development Authority COP
5.25%, 01/01/22	(NPFGC)	45	52,303
Gwinnett County School District GO
5.00%, 02/01/22		345	401,939
Municipal Electric Authority of Georgia RB Series A
5.00%, 11/01/22		135	153,492
State of Georgia GO
Series A
5.00%, 02/01/22		100	116,504
Series C
4.00%, 09/01/22		55	62,082
4.00%, 10/01/22		600	678,036

			1,535,094
HAWAII — 1.59%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22		95	111,315
5.00%, 07/01/30	(PR 07/01/22)	125	146,502

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series A
5.00%, 07/01/22	$100	$117,174
City & County of Honolulu HI GO
Series A
5.00%, 10/01/22	75	88,316
5.00%, 11/01/22	25	29,486
Series B
5.00%, 10/01/22	100	117,755
5.00%, 11/01/22	50	58,972
Series C
5.00%, 10/01/22	145	170,745
County of Hawaii HI GO Series A
5.00%, 09/01/22	100	117,562
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/22	20	23,391
State of Hawaii GO
Series EE
4.00%, 11/01/22	(ETM)	35	39,359
Series EF
5.00%, 11/01/22	115	135,634
Series EP
5.00%, 08/01/22	120	140,843
Series FE
5.00%, 10/01/22	165	194,484
Series FH
5.00%, 10/01/22	240	282,886

1,774,424
IDAHO — 0.03%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	30	34,666

34,666
ILLINOIS — 1.92%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/22	45	51,449
Series B
5.00%, 01/01/22	100	114,332

Security		Principal (000s)	Value
Series C
5.00%, 01/01/22		$100	$114,332
Series D
5.00%, 01/01/22		70	80,032
Illinois Finance Authority RB
5.00%, 07/01/22		25	29,212
5.00%, 10/01/22		25	28,897
Illinois State Toll Highway Authority RB Series A
5.00%, 12/01/22		230	268,479
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22		45	38,521
0.00%, 06/15/22	(NPFGC)	70	78,840
Regional Transportation Authority RB Series A
5.50%, 07/01/22	(NPFGC)	55	64,968
State of Illinois GO
0.00%, 08/01/22		100	82,833
4.00%, 02/01/22		25	25,355
5.00%, 02/01/22		410	433,702
5.00%, 03/01/22		50	52,910
5.00%, 05/01/22		170	179,996
Series A
4.00%, 01/01/22		80	81,156
State of Illinois RB
5.00%, 06/15/22		155	177,298
Series C
5.00%, 06/15/22		100	114,386
University of Illinois RB Series A
5.00%, 04/01/22		105	120,169

			2,136,867
INDIANA — 0.76%
Ball State University RB
5.00%, 07/01/22		45	52,242
Series R
5.00%, 07/01/22		100	116,093
Indiana Finance Authority RB
5.00%, 12/01/22		50	58,769
Series A
5.00%, 10/01/22		155	178,985

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 02/01/22		$90	$104,940
Indiana University RB Series A
5.00%, 06/01/22		225	264,280
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22	(NPFGC)	25	28,874
Series E
0.00%, 02/01/22		50	45,263

			849,446
IOWA — 0.71%
Ankeny Community School District GO Series A
4.00%, 06/01/22		25	27,764
City of Cedar Rapids IA GO Series A
5.00%, 06/01/22		65	75,875
City of Des Moines IA GO
Series B
5.00%, 06/01/22		150	175,062
Series E
5.00%, 06/01/22		120	140,370
Des Moines Independent Community School District RB
5.00%, 06/01/22		25	28,854
Iowa City Community School District RB
5.00%, 06/01/22		100	115,418
Iowa State Board of Regents RB
4.00%, 09/01/22		65	72,695
State of Iowa RB Series A
5.00%, 06/01/22		130	152,067

			788,105
KANSAS — 0.39%
City of Overland Park KS GO Series A
5.00%, 09/01/22		100	117,824

Security		Principal (000s)	Value
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22		$170	$200,398
Series C
5.00%, 09/01/22		75	88,495
Wyandotte County-Kansas City Unified Government Utility System Revenue RB Series A
5.00%, 09/01/22		25	28,927

			435,644
KENTUCKY — 0.10%
Kentucky State Property & Building Commission RB Series B
5.00%, 11/01/22		100	116,233

			116,233
LOUISIANA — 1.21%
East Baton Rouge Sewerage Commission RB Series B
5.00%, 02/01/22		50	57,452
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22		50	57,749
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22		20	22,872
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22		70	77,949
Series A-1
5.00%, 05/01/22		70	81,523
State of Louisiana GO
Series A
5.00%, 08/01/22		100	115,944
5.00%, 09/01/22		100	116,114
Series B
5.00%, 08/01/22		50	57,972
Series C
4.00%, 07/15/22		125	138,622
5.00%, 07/15/26	(PR 07/15/22)	500	587,575

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
State of Louisiana RB Series A
5.00%, 06/15/22	$25	$29,066

		1,342,838
MAINE — 0.74%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/22	285	333,616
Series B
5.00%, 11/01/22	40	47,062
Series C
5.00%, 11/01/22	115	135,303
Maine Turnpike Authority RB
5.00%, 07/01/22	155	181,705
State of Maine GO Series B
5.00%, 06/01/22	110	129,263

		826,949
MARYLAND — 3.74%
City of Baltimore MD GO Series B
5.00%, 10/15/22	125	147,306
City of Baltimore MD RB
Series A
5.00%, 07/01/22	115	134,501
Series D
5.00%, 07/01/22	50	58,425
County of Anne Arundel MD GOL
5.00%, 04/01/22	120	140,210
County of Baltimore MD COP
5.00%, 10/01/22	60	70,380
County of Baltimore MD GO
5.00%, 02/01/22	150	174,756
Series B
5.00%, 08/01/22	150	176,683
County of Baltimore MD RB
4.00%, 09/01/22	75	84,534
5.00%, 07/01/22	40	46,740
County of Frederick MD GO Series A
5.00%, 08/01/22	200	235,578
County of Prince George’s MD COP
5.00%, 10/15/22	50	58,807

Security		Principal (000s)	Value
Maryland Health & Higher Educational Facilities Authority RB Series A
5.00%, 07/01/22		$55	$63,424
State of Maryland GO
Series A
5.00%, 03/01/24	(PR 03/01/22)	1,300	1,514,162
Series B
5.00%, 08/01/22		325	382,814
Series C
5.00%, 08/01/22		565	665,508
Washington Suburban Sanitary Commission GO
5.00%, 06/01/22		175	205,403

			4,159,231
MASSACHUSETTS — 3.39%
Boston Water & Sewer Commission RB Series A
4.25%, 11/01/22		40	45,874
City of Boston MA GO Series B
5.00%, 04/01/22		250	292,365
Commonwealth of Massachusetts GO Series C
5.50%, 12/01/22		280	338,542
Commonwealth of Massachusetts GOL
Series A
5.00%, 07/01/22		275	322,454
Series B
5.00%, 08/01/22		170	199,677
5.25%, 09/01/22	(AGM)	190	225,973
Series C
5.00%, 04/01/22		165	192,448
5.00%, 08/01/22		140	164,440
5.00%, 10/01/22		175	206,246
Series E
5.00%, 09/01/22		85	100,008
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/22		360	421,826
5.25%, 07/01/22		40	47,366

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Series B
5.25%, 07/01/22		$175	$207,224
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22		135	159,015
Massachusetts Department of Transportation RB Series C
0.00%, 01/01/22	(NPFGC)	25	22,906
Massachusetts Development Finance Agency RB Series A
5.00%, 07/15/22		100	117,680
Massachusetts Port Authority RB
4.00%, 07/01/22		20	22,444
Massachusetts School Building Authority RB Series A
5.00%, 08/15/22		530	622,543
University of Massachusetts Building Authority RB Series 1
5.00%, 11/01/22		50	58,914

			3,767,945
MICHIGAN — 1.19%
Michigan Finance Authority RB
5.00%, 08/01/22		20	23,152
Michigan State Building Authority RB
5.00%, 10/15/22		175	204,430
Series I
5.00%, 04/15/22		145	167,813
Michigan State University RB Series A
5.00%, 08/15/22		70	82,144
State of Michigan GO
Series A
5.00%, 12/01/22		100	118,247
Series B
5.00%, 11/01/22		235	277,439
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22		380	448,293

			1,321,518

Security	Principal (000s)	Value
MINNESOTA — 1.39%
Metropolitan Council GO Series I
4.00%, 03/01/22	$325	$364,211
Minnesota Municipal Power Agency RB Series A
5.00%, 10/01/22	25	28,991
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22	50	45,516
Series A
5.00%, 01/01/22	45	51,471
State of Minnesota GO
Series B
5.00%, 08/01/22	450	529,304
Series F
5.00%, 10/01/22	260	306,868
State of Minnesota RB Series A
5.00%, 06/01/22	75	87,731
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/22	115	133,104

		1,547,196
MISSISSIPPI — 0.32%
Mississippi Development Bank SO
5.00%, 01/01/22	35	39,949
State of Mississippi GO
Series C
5.00%, 10/01/22	55	64,765
Series F
4.00%, 11/01/22	120	135,091
Series H
5.00%, 12/01/22	100	118,129

		357,934
MISSOURI — 0.75%
Health & Educational Facilities Authority of the State of Missouri RB Series A
5.00%, 11/15/22	30	34,716

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Metropolitan St. Louis Sewer District RB Series B
5.00%, 05/01/22	$50	$58,502
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/22	75	87,872
Series B
5.00%, 05/01/22	60	70,298
Missouri State Board of Public Buildings RB
Series A
4.00%, 04/01/22	25	27,947
5.00%, 10/01/22	250	294,530
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	44,517
5.00%, 07/01/22	50	58,792
University of Missouri RB Series A
5.00%, 11/01/22	135	160,006

		837,180
MONTANA — 0.10%
Montana Department of Transportation RB
5.00%, 06/01/22	100	115,489

		115,489
NEBRASKA — 0.86%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22	20	23,524
City of Omaha NE GO Series B
5.00%, 11/15/22	180	209,943
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/22	55	64,757
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/22	25	29,284

Security		Principal (000s)	Value
Nebraska Public Power District RB
Series A
5.00%, 01/01/22		$210	$242,545
Series C
5.00%, 01/01/22		40	46,199
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
5.00%, 02/01/22		110	126,389
Omaha Public Power District RB
Series A
5.00%, 02/01/23	(PR 02/01/22)	155	179,884
Series AA
5.00%, 02/01/22		30	34,920

			957,445
NEVADA — 2.43%
City of Las Vegas NV GOL Series C
5.00%, 09/01/22		85	99,168
Clark County School District GOL
Series B
5.00%, 06/15/22		100	115,943
Series C
5.00%, 06/15/22		100	115,943
Clark County Water Reclamation District GOL
5.00%, 07/01/22		285	333,946
County of Clark Department of Aviation RB
5.00%, 07/01/22		190	219,544
County of Clark NV GOL
5.00%, 11/01/22		265	311,632
Series A
5.00%, 07/01/22		60	70,109
County of Clark NV RB
5.00%, 07/01/22		195	227,432
Nevada System of Higher Education RB Series B
5.00%, 07/01/22		285	331,632
State of Nevada GOL
5.00%, 03/01/22		340	395,638
Series B
4.00%, 08/01/22		135	151,294

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series C
5.00%, 08/01/22	$80	$93,895
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	40	45,166
5.00%, 12/01/22	50	59,124
Washoe County School District/NV GOL Series A
5.00%, 06/01/22	(PSF)	115	134,521

2,704,987
NEW HAMPSHIRE — 0.10%
New Hampshire Municipal Bond Bank RB Series D
4.00%, 08/15/22	100	111,049

111,049
NEW JERSEY — 1.53%
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	54,886
Series B
5.00%, 11/01/22	200	213,394
Series II
5.00%, 03/01/22	30	31,914
Series NN
5.00%, 03/01/22	425	452,119
Series XX
4.00%, 06/15/22	40	40,754
5.00%, 06/15/22	50	53,267
New Jersey Health Care Facilities Financing Authority RB Series A
5.00%, 07/01/22	30	34,579
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/22	250	270,660
Series AA
5.00%, 06/15/22	65	69,799
5.00%, 06/15/22	(SAP)	25	26,846

Security	Principal (000s)	Value
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/22	$85	$97,553
Series C
5.00%, 01/01/22	180	206,582
State of New Jersey GO
5.25%, 08/01/22	25	28,595
Series T
5.00%, 06/01/22	110	124,126

1,705,074
NEW MEXICO — 1.05%
Albuquerque Municipal School District No. 12 GO Series B
5.00%, 08/01/22	(SAW)	100	117,149
New Mexico Finance Authority RB
5.00%, 06/15/22	165	193,114
State of New Mexico GO
5.00%, 03/01/22	90	104,735
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/22	315	368,758
Series B
5.00%, 07/01/22	80	93,004
University of New Mexico (The) RB
Series A
5.00%, 06/01/22	200	233,524
Series C
5.00%, 06/01/22	50	58,381

1,168,665
NEW YORK — 11.28%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/22	100	113,756
City of New York NY GO
Series 1
5.00%, 08/01/22	295	345,194
Series A
5.00%, 08/01/22	425	497,313
Series B-1
5.00%, 12/01/22	225	264,989

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series C
5.00%, 08/01/22	$95	$111,164
Series E
5.00%, 08/01/22	125	146,269
5.25%, 08/01/22	290	342,986
Series G
5.00%, 08/01/22	100	117,015
Series H
5.00%, 08/01/22	240	280,836
Series I
5.00%, 03/01/22	50	58,009
5.00%, 08/01/22	150	175,523
Series J
5.00%, 08/01/22	100	117,015
County of Nassau NY GOL Series B
5.00%, 04/01/22	120	138,773
Long Island Power Authority RB
5.00%, 09/01/22	90	104,685
Series B
5.00%, 09/01/22	40	46,527
Metropolitan Transportation Authority RB
5.00%, 11/15/22	25	29,319
5.25%, 11/15/22	35	41,528
Series A-1
5.00%, 11/15/22	35	41,047
Series A-2
5.00%, 11/15/22	50	58,638
Series B
5.00%, 11/15/22	400	469,104
Series C
5.00%, 11/15/22	250	293,190
Series D-1
5.00%, 11/01/22	155	181,652
Series F
5.00%, 11/15/22	220	258,007
Series H
4.00%, 11/15/22	75	83,674
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	125	142,261

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/22		$115	$134,610
Series S-2
5.00%, 07/15/22	(SAW)	25	29,263
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22		70	78,643
5.00%, 02/01/22		95	110,208
5.00%, 08/01/22		110	128,995
5.00%, 11/01/22		30	35,360
Series A-1
5.00%, 08/01/22		125	146,585
Series B
5.00%, 11/01/22		50	58,934
Series B-1
5.00%, 11/01/22		100	117,867
Series C
5.00%, 11/01/22		230	271,094
Series D
5.00%, 11/01/22		105	123,760
New York City Water & Sewer System RB
5.00%, 06/15/23	(PR 06/15/22)	50	58,574
Series DD
4.00%, 06/15/22		60	67,288
5.00%, 06/15/22		215	251,688
Series EE
4.00%, 06/15/22		30	33,644
New York Convention Center Development Corp. RB
5.00%, 11/15/22		115	134,205
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22	(SAW)	65	75,956
New York Power Authority (The) RB Series A
5.00%, 11/15/22		25	29,519
New York State Dormitory Authority
5.50%, 05/15/22		100	118,596

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
New York State Dormitory Authority RB
Series A
0.00%, 05/15/22	(NPFGC)	$25	$22,764
5.00%, 02/15/22		255	296,851
5.00%, 03/15/22		395	461,329
5.00%, 07/01/22		325	379,902
5.00%, 10/01/22		100	117,453
Series B
4.00%, 10/01/22		75	84,880
Series C
5.00%, 03/15/22		130	151,627
Series D
5.00%, 02/15/22		355	413,263
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22		80	90,499
5.00%, 06/15/22		60	70,530
Series A
5.00%, 06/15/22		375	440,812
New York State Thruway Authority Highway & Bridge Trust Fund RB Series A
5.00%, 04/01/22		80	93,318
New York State Thruway Authority RB
Series A
5.00%, 03/15/22		115	134,131
Series I
5.00%, 01/01/22		85	97,635
Series J
5.00%, 01/01/22		130	149,324
Series K
4.00%, 01/01/22		80	88,310
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/22		1,195	1,392,569
Series A-2
5.50%, 03/15/22		45	53,636
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/22		175	207,550

Security	Principal (000s)	Value
Series 189
5.00%, 05/01/22	$60	$70,319
Series 194
5.00%, 10/15/22	125	147,881
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/22	350	414,225
State of New York GO Series A
5.00%, 03/01/22	100	117,403
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/22	100	113,124
5.00%, 11/15/22	225	264,751
Series B-1
5.00%, 11/15/22	185	219,084

		12,556,433
NORTH CAROLINA — 2.05%
City of Charlotte NC COP Series C
4.00%, 06/01/22	30	33,472
City of Fayetteville NC Public Works Commission Revenue RB
5.00%, 03/01/22	50	58,182
City of Raleigh NC GO Series A
5.00%, 09/01/22	250	294,983
City of Raleigh NC GOL Series A
4.00%, 10/01/22	20	22,449
County of Boncombe NC GOL
5.00%, 06/01/22	20	23,331
County of Buncombe NC RB
5.00%, 06/01/22	100	116,655
County of Forsyth NC GO
5.00%, 12/01/22	70	83,017
County of Guilford NC GO Series A
5.00%, 02/01/22	200	233,008
County of Mecklenburg NC RB Series A
5.00%, 10/01/22	135	158,969

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
County of Wake NC GO Series 2010C
5.00%, 03/01/22	$100	$116,729
County of Wake NC RB Series A
5.00%, 12/01/22	145	171,287
North Carolina Medical Care Commission RB Series A
5.00%, 10/01/22	130	150,861
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	86,039
Series E
5.00%, 01/01/22	25	28,680
State of North Carolina GO Series C
5.00%, 05/01/22	350	410,070
State of North Carolina RB Series C
5.00%, 05/01/22	250	291,940

		2,279,672
OHIO — 3.01%
City of Cincinnati OH GO Series A
4.00%, 12/01/22	50	56,286
City of Cincinnati OH Water System Revenue RB Series B
5.00%, 12/01/22	90	106,793
City of Columbus OH GO
Series 1
5.00%, 07/01/22	105	123,290
Series A
5.00%, 08/15/22	95	111,832
City of Columbus OH GOL
4.00%, 07/01/22	40	44,898
County of Franklin OH GOL
5.00%, 06/01/22	135	157,947
County of Hamilton OH Sales Tax Revenue RB Series A
5.00%, 12/01/22	150	175,966

Security	Principal (000s)	Value
Kent State University RB Series A
4.00%, 05/01/22	$50	$55,399
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	132,655
5.00%, 12/01/22	60	70,424
Ohio Water Development Authority RB
5.50%, 12/01/22	135	164,038
Series A
5.00%, 06/01/22	215	252,881
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	295	348,829
Series 2015-A
5.00%, 06/01/22	80	93,666
State of Ohio GO
Series A
5.00%, 08/01/22	110	129,349
5.00%, 09/01/22	130	153,488
5.00%, 09/15/22	190	223,971
Series B
5.00%, 08/01/22	235	276,336
5.00%, 09/01/22	270	318,784
Series C
4.25%, 09/15/22	25	28,505
Series U
5.00%, 10/01/22	200	236,538
State of Ohio RB Series A
5.00%, 04/01/22	75	86,771

		3,348,646
OKLAHOMA — 0.45%
Grand River Dam Authority RB
4.00%, 06/01/22	75	83,641
Series A
5.00%, 06/01/22	35	40,792
Oklahoma Capital Improvement Authority RB Series C
4.00%, 07/01/22	70	77,559

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/22		$100	$117,147
Oklahoma Municipal Power Authority RB Series B
5.00%, 01/01/22		35	40,118
Oklahoma Water Resources Board RB
5.00%, 04/01/22		100	116,428
University of Oklahoma (The) RB Series C
5.00%, 07/01/22		25	29,144

			504,829
OREGON — 1.73%
City of Eugene OR Water Utility System Revenue RB
5.00%, 08/01/22		65	76,433
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/22	(NPFGC, GTD)	55	50,021
Clackamas Community College District GO Series B
0.00%, 06/15/22	(GTD)	25	22,852
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/22	(GTD)	100	117,176
County of Clackamas OR GO Series B
5.00%, 06/01/22		100	117,190
County of Washington OR GOL
5.00%, 06/01/22		50	58,783
Lane County School District No. 4J Eugene GO
5.00%, 06/15/22		300	352,176
Oregon State Lottery RB
Series B
5.00%, 04/01/22		85	99,349
Series C
5.00%, 04/01/22		335	391,552

Security	Principal (000s)	Value
Port of Portland OR Airport RB Series 23
5.00%, 07/01/22	$125	$145,756
Portland Community College District GO
5.00%, 06/15/22	35	41,182
Salem-Keizer School District No. 24J GO Series B
0.00%, 06/15/22	(GTD)	130	118,232
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/22	60	70,989
State of Oregon GO
Series D
5.00%, 05/01/22	150	175,191
Series F
5.00%, 05/01/22	25	29,199
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/22	(GTD)	50	58,642

1,924,723
PENNSYLVANIA — 1.93%
Bucks County Water & Sewer Authority RB
4.00%, 06/01/22	100	110,142
Commonwealth of Pennsylvania GO
5.00%, 07/01/22	230	266,027
First Series
5.00%, 03/15/22	35	40,263
5.00%, 04/01/22	10	11,513
5.00%, 06/01/22	360	415,760
5.00%, 06/15/22	100	115,571
5.00%, 09/15/22	100	116,083
Second Series
5.00%, 01/15/22	150	171,993
5.00%, 10/15/22	100	116,251
County of Montgomery GO
5.00%, 05/01/22	100	116,689
Lower Merion School District GOL
5.00%, 09/15/22	200	235,838

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB Series A
4.00%, 12/01/22	$40	$44,984
Pennsylvania Turnpike Commission RB
5.00%, 06/01/22	60	68,722
5.00%, 12/01/22	225	261,697
Series B
5.00%, 12/01/22	50	58,283

		2,149,816
RHODE ISLAND — 0.25%
Rhode Island Commerce Corp. RB
5.00%, 06/15/22	125	143,049
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB Series B
5.00%, 10/01/22	20	23,525
State of Rhode Island COP Series A
5.00%, 10/01/22	50	57,682
State of Rhode Island GO Series A
5.00%, 05/01/22	50	58,230

		282,486
SOUTH CAROLINA — 1.56%
Beaufort County School District/SC GO Series A
5.00%, 03/01/22	35	40,727
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	195	228,819
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/22	50	58,093
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	85	94,835
Greenville County School District RB
5.00%, 12/01/22	75	87,722

Security	Principal (000s)	Value
Piedmont Municipal Power Agency RB
0.00%, 01/01/22	$25	$22,559
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	70	81,183
South Carolina Public Service Authority RB Series A
5.00%, 12/01/22	270	302,754
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/22	300	349,866
State of South Carolina GO Series B
5.00%, 04/01/22	400	467,784

		1,734,342
TENNESSEE — 1.13%
County of Hamilton TN GO Series A
5.00%, 05/01/22	65	76,156
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series D
5.00%, 10/01/22	20	23,551
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	295	345,985
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/22	65	75,251
State of Tennessee GO
Series A
5.00%, 08/01/22	230	271,938
5.00%, 09/01/22	120	142,134
Tennessee Energy Acquisition Corp. RB Series C
5.00%, 02/01/22	30	33,717

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Tennessee State School Bond Authority RB
5.00%, 11/01/22	$240	$283,063

1,251,795
TEXAS — 11.07%
Aldine Independent School District GO
5.00%, 02/15/22	(PSF)	25	28,990
Austin Community College District GOL
5.00%, 08/01/22	35	40,887
Austin Independent School District GO Series B
5.00%, 08/01/22	75	88,027
Birdville Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	95	110,436
Series B
5.00%, 02/15/22	(PSF)	35	40,687
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/22	125	144,549
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	56,495
Series A
5.00%, 01/01/22	10	11,275
Central Texas Turnpike System RB
0.00%, 08/15/22	180	159,887
City of Arlington TX
5.00%, 08/15/22	75	88,179
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	120	140,740
City of Austin TX GOL
4.50%, 09/01/22	40	46,092
5.00%, 09/01/22	280	329,803
Series A
5.00%, 09/01/22	50	58,893
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	105	123,871

Security	Principal (000s)	Value
Series A
5.00%, 05/15/22	$75	$87,613
5.00%, 11/15/22	70	82,580
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	15	17,348
City of Corpus Christi TX Utility System Revenue RB Series C
5.00%, 07/15/22	45	52,182
City of Dallas TX GOL
5.00%, 02/15/22	190	215,957
City of Dallas TX Waterworks & Sewer System Revenue RB Series A
5.00%, 10/01/22	40	46,943
City of El Paso TX GOL
5.00%, 08/15/22	105	122,751
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	20	23,192
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	20	23,250
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	57,676
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	28,723
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	60	70,679
Series C
5.00%, 05/15/22	225	262,125
City of Houston TX GOL Series A
5.00%, 03/01/22	190	219,839
City of Houston TX RB
5.00%, 09/01/22	80	91,720
City of Lubbock TX GOL
5.00%, 02/15/22	55	63,743

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
City of Plano TX GOL
5.00%, 09/01/22	$165	$193,762
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	215	249,721
City of San Antonio TX GOL
5.00%, 02/01/22	40	46,540
Comal Independent School District GO Series A
5.00%, 02/01/22	(PSF)	100	116,149
County of Fort Bend TX GO
5.00%, 03/01/22	55	63,832
County of Harris TX GOL Series B
5.00%, 10/01/22	60	70,790
County of Harris TX RB
Series A
5.00%, 08/15/22	55	64,481
Series B
5.00%, 08/15/22	65	76,205
County of Tarrant TX GOL
5.00%, 07/15/22	45	52,819
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22	150	176,667
Series B
4.00%, 12/01/22	125	140,574
5.00%, 12/01/22	25	29,445
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22	50	58,483
Series F
5.00%, 11/01/22	75	87,724
Series G
5.00%, 11/01/22	25	29,241
Deer Park Independent School District GOL
5.00%, 02/15/22	60	69,749
Eagle Mountain & Saginaw Independent School District GO Series A
5.00%, 08/15/22	(PSF)	75	88,096

Security		Principal (000s)	Value
Fort Worth Independent School District GO
5.00%, 02/15/22	(PSF)	$140	$162,747
Grand Prairie Independent School District GO
5.00%, 02/15/22		150	174,372
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22		35	40,931
5.00%, 11/15/22		25	28,959
Houston Community College System GOL
5.00%, 02/15/22		30	34,784
Houston Independent School District GOL Series A
5.00%, 02/15/22	(PSF)	50	58,124
Katy Independent School District GO
4.00%, 02/15/22		20	22,327
Keller Independent School District/TX GO
5.00%, 08/15/22	(PSF)	30	35,328
Series A
5.00%, 08/15/22	(PSF)	45	52,738
Klein Independent School District GO Series A
5.00%, 02/01/22	(PSF)	150	174,223
Lamar Consolidated Independent School District GO
5.00%, 02/15/22	(PSF)	25	29,062
Leander Independent School District GO Series A
0.00%, 08/15/22		135	122,665
Lone Star College System GOL
5.00%, 09/15/22		75	87,889
Series B
5.00%, 02/15/22		70	81,061
Lower Colorado River Authority RB
5.00%, 05/15/22		305	352,320
Series D
5.00%, 05/15/22		30	34,655

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Metropolitan Transit Authority of Harris County RB Series B
5.00%, 11/01/22		$95	$111,608
Midway Independent School District/McLennan County GO
5.00%, 08/01/22	(PSF)	65	76,290
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22		20	23,333
North East Independent School District/TX GO
5.25%, 02/01/22	(PSF)	90	105,833
North Texas Municipal Water District RB
6.25%, 06/01/22		85	104,522
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/22		130	152,830
North Texas Tollway Authority RB
Series A
5.00%, 01/01/22		200	229,536
Series B
5.00%, 01/01/22		60	68,861
Northside Independent School District GO
5.00%, 06/15/22		60	70,241
5.00%, 06/15/22	(PSF)	75	87,802
Northwest Independent School District GO Series A
5.00%, 02/15/22		200	232,496
Permanent University Fund RB
5.00%, 07/01/22		280	328,773
Pflugerville Independent School District GO
5.00%, 02/15/22	(PSF)	25	29,062
Plano Independent School District GO Series A
5.00%, 02/15/22	(PSF)	60	69,926
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/22		65	76,383

Security	Principal (000s)	Value
San Antonio Independent School District/TX GO
5.00%, 02/15/22	(PSF)	$315	$367,114
San Antonio Water System RB
5.00%, 05/15/22	100	116,537
Series A
5.00%, 05/15/22	120	140,245
Series B
5.00%, 05/15/22	100	116,606
San Jacinto College District GOL
5.00%, 02/15/22	100	115,745
Spring Branch Independent School District GOL Series B
5.00%, 02/01/22	(PSF)	130	150,994
Spring Independent School District GO
5.00%, 08/15/22	(BAM)	25	29,157
State of Texas GO
5.00%, 04/01/22	35	40,836
5.00%, 10/01/22	400	471,475
Series A
5.00%, 10/01/22	150	176,804
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	50	58,304
5.00%, 12/01/22	45	52,709
Tarrant Regional Water District RB
5.00%, 03/01/22	235	273,336
Texas A&M University RB
Series B
5.00%, 05/15/22	20	23,470
Series D
5.00%, 05/15/22	75	88,012
Texas State University System RB
5.00%, 03/15/22	85	98,731
Series A
5.00%, 03/15/22	75	87,115
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	460	542,197
Series A
5.00%, 04/01/22	275	320,853

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Trinity River Authority LLC RB
5.00%, 02/01/22		$135	$156,397
University of Houston RB Series A
5.00%, 02/15/22		45	52,176
University of North Texas RB
5.00%, 04/15/22	(ETM)	60	69,978
5.00%, 04/15/22		15	17,438
University of Texas System (The) RB
5.00%, 08/15/22		175	205,616
Series A
5.00%, 08/15/22		145	170,207
Series C
5.00%, 08/15/22		70	82,246
Series E
5.00%, 08/15/22		60	70,497
Series I
5.00%, 08/15/22		200	234,990
Weatherford Independent School District GO
0.00%, 02/15/22	(PSF)	100	91,993
Wylie Independent School District/TX GO Series B
4.00%, 08/15/22	(PSF)	75	84,296

			12,315,165
UTAH — 0.66%
Central Utah Water Conservancy District RB Series B
5.00%, 10/01/22		40	47,307
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/22		50	56,109
Provo School District GO
5.00%, 06/15/22		20	23,511
Salt Lake City Corp. RB Series A
4.00%, 10/01/22		70	78,802
State of Utah GO
5.00%, 07/01/22		90	105,873

Security	Principal (000s)	Value
University of Utah (The) RB Series B
5.00%, 08/01/22	$165	$193,478
Utah State Building Ownership Authority RB
5.00%, 05/15/22	25	29,218
Utah Transit Authority RB
5.00%, 06/15/22	105	121,466
Series A
5.25%, 06/15/22	65	76,823

732,587
VIRGINIA — 2.67%
City of Alexandria VA Series B
5.00%, 06/15/22	70	82,116
City of Alexandria VA GO Series A
5.00%, 07/15/22	(SAW)	125	147,100
City of Richmond VA GO Series A
5.00%, 03/01/22	100	116,466
County of Fairfax VA GO
5.00%, 10/01/22	120	141,838
Series A
5.00%, 10/01/22	75	88,648
County of Loudoun VA GO Series A
5.00%, 12/01/22	(SAW)	75	88,946
Virginia Beach Development Authority RB Series B
5.00%, 12/01/22	45	53,264
Virginia College Building Authority RB
5.00%, 02/01/22	50	58,075
5.00%, 09/01/22	40	47,025
Series 2
5.00%, 09/01/22	110	129,318
Series B
5.00%, 09/01/22	290	340,930
Series D
5.00%, 02/01/22	80	92,999
Virginia Commonwealth Transportation Board RB
4.50%, 03/15/22	150	170,719

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Series C
5.00%, 05/15/22	$175	$204,895
Virginia Public Building Authority RB
5.00%, 08/01/22	45	52,866
Series A
5.00%, 08/01/22	125	146,850
Series B
5.00%, 08/01/22	70	82,236
Virginia Public School Authority RB
5.00%, 08/01/22	(SAW)	225	264,136
Series A
5.00%, 08/01/22	(SAW)	55	64,553
Series B
5.00%, 08/01/22	240	281,686
Virginia Resources Authority RB
5.00%, 11/01/22	225	265,665
Series A
5.00%, 11/01/22	45	53,096

2,973,427
WASHINGTON — 5.63%
Central Washington University RB
5.00%, 05/01/22	50	57,718
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	150	175,011
5.00%, 05/01/22	215	251,296
City of Seattle WA GO
5.00%, 06/01/22	65	76,452
Series A
5.00%, 04/01/22	55	64,370
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	115	135,325
Series A
5.00%, 05/01/22	75	87,662
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22	125	147,093
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22	60	69,387
Clark County Public Utility District No. 1 RB
5.00%, 01/01/22	135	155,036

Security		Principal (000s)	Value
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22	(GTD)	$50	$56,116
County of King WA GOL
4.00%, 12/01/22		20	22,537
5.00%, 01/01/22		100	115,841
5.25%, 01/01/22		80	93,573
Series C
5.00%, 12/01/22		45	53,211
County of King WA Sewer Revenue RB
5.00%, 07/01/22		125	146,740
Series A
5.00%, 01/01/22		25	29,034
Series B
5.00%, 07/01/22		140	164,349
Series C
4.00%, 01/01/22		100	111,436
Energy Northwest RB
5.00%, 07/01/22		270	316,370
Grant County Public Utility District No. 2 RB Series A
5.00%, 01/01/22		65	75,169
King County School District No. 405 Bellevue GO
5.00%, 12/01/22		75	88,773
King County School District No. 409 Tahoma GO
5.00%, 12/01/22	(GTD)	75	88,246
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22	(GTD)	245	289,129
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22	(GTD)	25	29,532
Port of Seattle WA RB
Series A
5.00%, 08/01/22		230	267,046
Series B
5.00%, 03/01/22		45	51,840
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22		80	93,849

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22	(GTD)	$100	$117,719
State of Washington COP Series B
4.00%, 07/01/22		165	183,162
State of Washington GO
5.00%, 07/01/22		295	345,664
Series B
5.00%, 02/01/22		250	290,372
Series C
0.00%, 06/01/22	(AMBAC)	135	123,233
Series D
5.00%, 02/01/22		25	29,037
5.25%, 02/01/22		100	117,294
Series F
0.00%, 12/01/22	(NPFGC)	65	58,691
Series R-2012
5.00%, 07/01/22		45	52,728
Series R-2012C
4.00%, 07/01/22		90	100,996
Series R-2015
5.00%, 07/01/22		30	35,152
Series R-2017A
5.00%, 08/01/22		180	211,264
Series R-D
5.00%, 08/01/22		250	293,422
State of Washington RB
5.00%, 09/01/22		290	338,877
University of Washington RB
Series B
5.00%, 06/01/22		65	76,034
Series C
5.00%, 12/01/22		120	141,755
Washington Health Care Facilities Authority RB Series A
5.00%, 11/15/22		35	40,802
Washington State University RB
5.00%, 04/01/22		195	226,608
5.00%, 10/01/22		140	164,300

			6,259,251

Security	Principal (000s)	Value
WEST VIRGINIA — 0.60%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/22	$70	$81,752
State of West Virginia GO Series A
5.00%, 11/01/22	400	471,772
West Virginia Water Development Authority RB
5.00%, 07/01/22	100	116,741

		670,265
WISCONSIN — 1.86%
City of Milwaukee WI GO
Series N2
5.00%, 05/01/22	30	34,970
5.00%, 05/15/22	75	87,494
City of Milwaukee WI Sewerage System Revenue RB Series S5
5.00%, 06/01/22	40	46,790
Madison Metropolitan School District/WI GO
4.00%, 03/01/22	80	89,130
Milwaukee County Metropolitan Sewer District GO Series A
4.00%, 10/01/22	25	28,144
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
4.00%, 06/01/22	75	84,070
Series 1
5.00%, 06/01/22	125	146,219
State of Wisconsin GO
5.00%, 05/01/22	80	93,590
Series 1
5.00%, 11/01/22	25	29,544
Series 2
5.00%, 11/01/22	485	573,149
Series 3
4.00%, 11/01/22	95	107,054
5.00%, 11/01/22	125	147,719

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2017

Security	Principal or Shares (000s)	Value
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22	$190	$222,630
Series 2
5.00%, 07/01/22	55	64,446
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	65	74,905
Series C
5.00%, 08/15/22	(ETM)	40	46,998
WPPI Energy RB Series A
5.00%, 07/01/22	165	191,022

2,067,874

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $109,224,394)	109,532,271

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Liquidity Funds: MuniCash
0.71%[a,b]	353	353,054

353,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $353,037)	353,054

Value
TOTAL INVESTMENTS IN SECURITIES — 98.74%
(Cost: $109,577,431)[c]	$109,885,325
Other Assets, Less Liabilities — 1.26%	1,398,128

NET ASSETS — 100.00%	$111,283,453

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $109,577,431. Net unrealized appreciation was $307,894, of which $747,327 represented gross unrealized appreciation on securities and $439,433 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$109,532,271	$—	$109,532,271
Money market funds	353,054	—	—	353,054

Total	$353,054	$109,532,271	$—	$109,885,325

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 97.64%

CALIFORNIA — 15.82%
California Health Facilities Financing Authority RB
Series B
5.00%, 11/15/23		$20	$23,863
California State Public Works Board RB
Series A
5.25%, 06/01/23	(ETM) (NPFGC)	15	18,193
Series D
5.00%, 09/01/23		65	77,083
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23		20	24,093
San Diego Community College District GO
0.00%, 08/01/23		10	8,842
San Jose Financing Authority RB
Series A
5.00%, 06/01/23		5	5,908
State of California Department of Water Resources RB
Series AW
5.00%, 12/01/23		100	121,054
State of California GO
5.00%, 09/01/23		100	119,380

			398,416
CONNECTICUT — 0.46%
State of Connecticut GO
Series D
5.00%, 06/15/23		10	11,630

			11,630
DISTRICT OF COLUMBIA — 0.71%
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/23		15	17,902

			17,902
FLORIDA — 14.42%
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23		20	23,790

Security		Principal (000s)	Value
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/23		$50	$60,111
Hillsborough County School Board COP
Series A
5.00%, 07/01/23		25	29,583
Orange County School Board COP
Series D
5.00%, 08/01/23		25	29,527
Orlando-Orange County Expressway Authority RB
Series B
5.00%, 07/01/23		25	29,344
Seminole County School Board COP
Series C
5.00%, 07/01/23		20	23,437
State of Florida GO
Series A
5.00%, 07/01/23		100	119,688
Series B
5.00%, 06/01/23		20	23,901
Volusia County School Board COP
Series A
5.00%, 08/01/23	(BAM)	20	23,660

			363,041
GEORGIA — 1.88%
Gwinnett County Development Authority COP
5.25%, 01/01/23	(NPFGC)	40	47,294

			47,294
HAWAII — 0.71%
State of Hawaii GO
Series EP
5.00%, 08/01/23		15	17,891

			17,891
ILLINOIS — 1.30%
Chicago O’Hare International Airport RB
Series D
5.00%, 01/01/23		10	11,625
State of Illinois GO
5.00%, 02/01/23		20	21,186

			32,811

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2017

Security	Principal (000s)	Value
MAINE — 1.18%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/23	$25	$29,713

		29,713
MARYLAND — 1.67%
County of Charles MD GO
5.00%, 11/01/23	10	12,101
County of Prince George’s MD COP
5.00%, 10/15/23	25	29,840

		41,941
MICHIGAN — 0.93%
Michigan State Building Authority RB
Series I
5.00%, 04/15/23	20	23,521

		23,521
NEVADA — 5.89%
Clark County School District GOL
Series B
5.00%, 06/15/23	50	58,869
County of Clark NV GOL
5.00%, 11/01/23	50	59,654
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/23	10	12,009
Washoe County School District/NV GOL
Series F
5.00%, 06/01/23	15	17,697

		148,229
NEW JERSEY — 0.46%
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/23	10	11,660

		11,660
NEW MEXICO — 0.94%
State of New Mexico Severance Tax Permanent Fund RB
Series B
5.00%, 07/01/23	20	23,603

		23,603
NEW YORK — 8.73%
City of New York NY GO
Series I
5.00%, 08/01/23	45	53,557

Security	Principal (000s)	Value
Series J
5.00%, 08/01/23	$40	$47,606
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/23	100	118,723

		219,886
NORTH CAROLINA — 0.71%
County of Wake NC RB
Series A
5.00%, 12/01/23	15	17,992

		17,992
OHIO — 4.75%
City of Columbus OH GO
Series 5
5.00%, 08/15/23	20	23,937
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/23	15	17,889
Ohio Water Development Authority RB
Series A
5.00%, 06/01/23	50	59,849
State of Ohio GO
Series S
5.00%, 04/01/23	15	17,870

		119,545
OREGON — 2.15%
State of Oregon GO
Series G
5.00%, 11/01/23	45	54,056

		54,056
PENNSYLVANIA — 3.49%
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/15/23	10	11,723
Delaware County Authority RB
5.00%, 12/01/23	40	47,107
Pennsylvania Turnpike Commission RB
Series B
5.00%, 12/01/23	25	29,108

		87,938

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2017

Security		Principal (000s)	Value
TEXAS — 7.31%
Katy Independent School District GO
Series A
5.00%, 02/15/23	(PSF)	$35	$41,401
Leander Independent School District GO
5.00%, 08/15/23	(PSF)	20	23,871
Lower Colorado River Authority RB
5.00%, 05/15/23		25	29,364
North Texas Tollway Authority RB
Series A
5.00%, 01/01/23		10	11,677
Spring Independent School District GO
5.00%, 08/15/23	(PSF)	25	29,784
State of Texas GO
Series A
5.00%, 10/01/23		40	47,901

			183,998
VIRGINIA — 8.10%
Commonwealth of Virginia GO
Series B
5.00%, 06/01/23		100	119,697
County of Chesterfield VA Water & Sewer Revenue RB
5.00%, 11/01/23		50	60,301
County of Prince William VA COP
5.00%, 10/01/23		20	23,830

			203,828
WASHINGTON — 10.57%
City of Spokane WA Water & Wastewater Revenue RB
5.00%, 12/01/23		40	47,979
Clark County Public Utility District No. 1 RB
5.00%, 01/01/23		30	34,910
County of Snohomish WA GOL
5.00%, 12/01/23		25	29,987
King County School District No. 405 Bellevue GO
5.00%, 12/01/23	(GTD)	25	30,056
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/23	(GTD)	30	35,507

Security	Principal or Shares (000s)	Value
Port of Seattle WA RB
Series B
5.00%, 03/01/23	$15	$17,585
State of Washington COP
5.00%, 07/01/23	10	11,789
State of Washington GO
Series R
5.00%, 07/01/23	30	35,731
University of Washington RB
Series A
4.00%, 12/01/23	20	22,724

		266,268
WEST VIRGINIA — 0.71%
State of West Virginia GO
Series A
5.00%, 06/01/23	15	17,839

		17,839
WISCONSIN — 4.75%
State of Wisconsin GO
Series 1
5.00%, 11/01/23	60	72,033
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/23	20	23,821
Wisconsin Health & Educational Facilities Authority RB
5.00%, 11/15/23	20	23,863

		119,717

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,442,332)		2,458,719

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Liquidity Funds: MuniCash
0.71%[a,b]	26	26,388

		26,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,388)		26,388

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 98.69%
(Cost: $2,468,720)[c]	$2,485,107
Other Assets, Less Liabilities — 1.31%	32,882

NET ASSETS — 100.00%	$2,517,989

COP  —  Certificates of Participation

ETM  —   Escrowed to Maturity

GO  —   General Obligation

GOL  —   General Obligation Limited

GTD  —   Guaranteed by the Commonwealth, County or State

PSF  —   Permanent School Fund

RB  —   Revenue Bond

Insured by:

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,468,720. Net unrealized appreciation was $16,387, of which $16,387 represented gross unrealized appreciation on securities and $ — represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$2,458,719	$—	$2,458,719
Money market funds	26,388	—	—	26,388

Total	$26,388	$2,458,719	$—	$2,485,107

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$117,927,928	$109,224,394	$2,442,332
Affiliated (Note 2)	57,753	353,037	26,388

Total cost of investments	$117,985,681	$109,577,431	$2,468,720

Investments in securities, at fair value (Note 1):
Unaffiliated	$118,144,765	$109,532,271	$2,458,719
Affiliated (Note 2)	57,765	353,054	26,388

Total fair value of investments	118,202,530	109,885,325	2,485,107
Receivables:
Dividends and interest	1,432,109	1,270,311	33,118
Capital shares sold	—	2,587,412	—

Total Assets	119,634,639	113,743,048	2,518,225

LIABILITIES
Payables:
Investment securities purchased	—	2,443,866	—
Investment advisory fees (Note 2)	17,237	15,729	236

Total Liabilities	17,237	2,459,595	236

NET ASSETS	$119,617,402	$111,283,453	$2,517,989

Net assets consist of:
Paid-in capital	$119,272,761	$110,837,968	$2,500,000
Undistributed net investment income	127,690	137,291	1,602
Undistributed net realized gain	102	300	—
Net unrealized appreciation	216,849	307,894	16,387

NET ASSETS	$119,617,402	$111,283,453	$2,517,989

Shares outstanding[a]	4,650,000	4,300,000	100,000

Net asset value per share	$25.72	$25.88	$25.18

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six Months ended April 30, 2017

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,923	$2,818	$5
Interest — unaffiliated	668,472	696,455	1,833

Total investment income	671,395	699,273	1,838

EXPENSES
Investment advisory fees (Note 2)	82,869	75,693	236

Total expenses	82,869	75,693	236

Net investment income	588,526	623,580	1,602

NET REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments — affiliated (Note 2)	131	439	—

Net realized gain	131	439	—

Net change in unrealized appreciation/depreciation	148,816	193,479	16,387

Net realized and unrealized gain	148,947	193,918	16,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$737,473	$817,498	$17,989

[a]	For the period from April 11, 2017 (commencement of operations) to April 30 , 2017.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$588,526	$407,712	$623,580	$357,448
Net realized gain	131	642	439	204
Net change in unrealized appreciation/depreciation	148,816	(38,404)	193,479	26,380

Net increase in net assets resulting from operations	737,473	369,950	817,498	384,032

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(487,929)	(381,290)	(514,645)	(329,435)

Total distributions to shareholders	(487,929)	(381,290)	(514,645)	(329,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,884,632	60,854,150	54,817,062	51,017,450

Net increase in net assets from capital share transactions	50,884,632	60,854,150	54,817,062	51,017,450

INCREASE IN NET ASSETS	51,134,176	60,842,810	55,119,915	51,072,047

NET ASSETS
Beginning of period	68,483,226	7,640,416	56,163,538	5,091,491

End of period	$119,617,402	$68,483,226	$111,283,453	$56,163,538

Undistributed net investment income included in net assets at end of period	$127,690	$27,093	$137,291	$28,356

SHARES ISSUED
Shares sold	2,000,000	2,350,000	2,150,000	1,950,000

Net increase in shares outstanding	2,000,000	2,350,000	2,150,000	1,950,000

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares iBonds Dec 2023 Term Muni Bond ETF
Period from April 11, 2017[a] to April 30, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,602
Net realized gain	—
Net change in unrealized appreciation/depreciation	16,387

Net increase in net assets resulting from operations	17,989

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,000

Net increase in net assets from capital share transactions	2,500,000

INCREASE IN NET ASSETS	2,517,989

NET ASSETS
Beginning of period	—

End of period	$2,517,989

Undistributed net investment income included in net assets at end of period	$1,602

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2021 Term Muni Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.84	$25.47	$25.00

Income from investment operations:
Net investment income[b]	0.16	0.32	0.06
Net realized and unrealized gain (loss)[c]	(0.14)	0.37	0.47

Total from investment operations	0.02	0.69	0.53

Less distributions from:
Net investment income	(0.14)	(0.32)	(0.05)
Return of capital	—	—	(0.01)

Total distributions	(0.14)	(0.32)	(0.06)

Net asset value, end of period	$25.72	$25.84	$25.47

Total return	0.08%[d]	2.73%	2.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,617	$68,483	$7,640
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.25%	0.30%
Ratio of net investment income to average net assets[e]	1.28%	1.23%	1.55%
Portfolio turnover rate[f]	0%[d]	0%[g]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2022 Term Muni Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Year ended Oct. 31, 2016	Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$26.12	$25.46	$25.00

Income from investment operations:
Net investment income[b]	0.19	0.35	0.07
Net realized and unrealized gain (loss)[c]	(0.27)	0.67	0.46

Total from investment operations	(0.08)	1.02	0.53

Less distributions from:
Net investment income	(0.16)	(0.36)	(0.07)
Return of capital	—	—	(0.00)[d]

Total distributions	(0.16)	(0.36)	(0.07)

Net asset value, end of period	$25.88	$26.12	$25.46

Total return	(0.33)%[e]	4.02%	2.11%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,283	$56,164	$5,091
Ratio of expenses to average net assets[f]	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	0.25%	0.30%
Ratio of net investment income to average net assets[f]	1.48%	1.35%	1.77%
Portfolio turnover rate[g]	0%[e]	0%[h]	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2023 Term Muni Bond ETF

Period from Apr. 11, 2017[a] to Apr. 30, 2017 (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized gain[c]	0.16

Total from investment operations	0.18

Net asset value, end of period	$25.18

Total return	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,518
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	1.22%
Portfolio turnover rate[f]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Muni Bond	Non-diversified
iBonds Dec 2022 Term Muni Bond	Non-diversified
iBonds Dec 2023 Term Muni Bond[a]	Non-diversified

[a]	The Fund commenced operations on April 11, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Muni Bond	$51,502,286	$—
iBonds Dec 2022 Term Muni Bond	54,759,955	—
iBonds Dec 2023 Term Muni Bond	2,444,496	—

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2016, the Funds’ fiscal year end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Dec 2022 Term Muni Bond	$139

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

iShares iBonds Dec 2023 Term Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 13-15, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Dec 2021 Term Muni Bond	$0.137860	$—	$—	$0.137860	100%	—%	—%	100%
iBonds Dec 2022 Term Muni Bond	0.160177	—	—	0.160177	100	—	—	100

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0417

APRIL 30, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Fallen Angels USD Bond ETF | FALN | NASDAQ
➢	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF | HYXE | NASDAQ

Fund Performance Overview

iSHARES® FALLEN ANGELS USD BOND ETF

Performance as of April 30, 2017

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg Barclays US High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 5.61%, net of fees, while the total return for the Index was 5.72%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	15.34%	16.10%	15.14%

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.10	$1.78	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Energy	27.63%
Communications	17.60
Basic Materials	16.44
Financial	14.29
Consumer Cyclical	8.01
Consumer Non-Cyclical	6.45
Industrial	4.05
Technology	3.86
Diversified	0.91
Utilities	0.76

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Baa	3.81%
Ba	60.28
B	28.00
Caa	5.31
Ca	0.17
Not Rated	2.43

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

Performance as of April 30, 2017

The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of U.S. dollar-denominated, high yield corporate bonds that excludes those issued by companies in the oil and gas sector, as represented by the Markit iBoxx® USD Liquid High Yield ex-Oil and Gas Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2017, the total return for the Fund was 4.56%, net of fees, while the total return for the Index was 4.60%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	10.33%	10.54%	10.61%

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.60	$2.54	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR As of 4/30/17

Sector	Percentage of Total Investments [1]

Communications	26.58%
Consumer Non-Cyclical	18.86
Consumer Cyclical	12.79
Financial	12.38
Industrial	11.42
Technology	8.29
Basic Materials	5.26
Utilities	3.12
Diversified	1.20
Energy	0.10

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Baa	0.50%
Ba	41.17
B	47.19
Caa	10.55
Ca	0.09
Not Rated	0.50

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.85%

AEROSPACE & DEFENSE — 2.44%
Arconic Inc.
5.90%, 02/01/27	$125	$134,611
5.95%, 02/01/37	25	25,571
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	100	107,752

		267,934
AIRLINES — 0.27%
UAL 2007-1 Pass Through Trust Series 071A
6.64%, 01/02/24	27	29,073

		29,073
APPAREL — 0.68%
Nine West Holdings Inc.
6.13%, 11/15/34	25	5,156
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)	75	69,028

		74,184
BANKS — 6.95%
BAC Capital Trust XI
6.63%, 05/23/36	50	59,189
Credit Agricole SA VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	100	111,826
Deutsche Bank AG VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)	200	191,826
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a,b]	100	119,038
Intesa Sanpaolo SpA
5.02%, 06/26/24[a,b]	200	191,196
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	75	88,939

		762,014
CHEMICALS — 2.49%
CF Industries Inc.
3.45%, 06/01/23[b]	175	163,301
5.15%, 03/15/34	25	22,570
5.38%, 03/15/44	100	86,821

		272,692

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 2.44%
ADT Corp. (The)
3.50%, 07/15/22	$100	$97,252
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	50	51,067
Graham Holdings Co.
7.25%, 02/01/19	50	53,860
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	60	65,658

		267,837
COMPUTERS — 3.54%
Dell Inc.
5.88%, 06/15/19	75	79,700
6.50%, 04/15/38	50	49,324
Dell Technologies Inc.
2.65%, 06/01/20	125	123,100
3.38%, 06/01/23 (Call 03/01/23)[b]	75	71,954
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	25	26,044
Leidos Inc.
7.13%, 07/01/32	35	38,151

		388,273
COSMETICS & PERSONAL CARE — 1.65%
Avon Products Inc.
6.60%, 03/15/20	125	128,022
Edgewell Personal Care Co.
4.70%, 05/19/21	50	53,179

		181,201
DIVERSIFIED FINANCIAL SERVICES — 4.00%
Ally Financial Inc.
8.00%, 11/01/31	35	41,617
Navient Corp.
5.50%, 01/25/23[b]	150	148,637
8.00%, 03/25/20	225	247,792

		438,046
ELECTRIC — 0.72%
FirstEnergy Solutions Corp.
6.80%, 08/15/39	50	20,851
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	75	58,640

		79,491

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.46%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	$50	$50,070

		50,070
ENTERTAINMENT — 0.50%
International Game Technology
7.50%, 06/15/19	50	54,733

		54,733
FOOD — 1.37%
Safeway Inc.
7.25%, 02/01/31	50	48,192
Tesco PLC
6.15%, 11/15/37[a,b]	100	102,064

		150,256
HEALTH CARE – SERVICES — 0.71%
HCA Inc.
7.69%, 06/15/25	50	56,939
Tenet Healthcare Corp.
6.88%, 11/15/31	25	21,373

		78,312
HOLDING COMPANIES – DIVERSIFIED — 0.87%
Noble Group Ltd.
6.75%, 01/29/20[a]	100	95,838

		95,838
HOME BUILDERS — 1.42%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	103,537
PulteGroup Inc.
6.38%, 05/15/33	50	51,784

		155,321
INSURANCE — 2.75%
Genworth Holdings Inc.
4.80%, 02/15/24	50	41,304
6.52%, 05/22/18[b]	50	50,308
7.63%, 09/24/21	100	95,491
Liberty Mutual Group Inc.
7.80%, 03/07/87[a]	50	57,946
Provident Financing Trust I
7.41%, 03/15/38	50	56,474

		301,523
INTERNET — 0.95%
Symantec Corp.
4.20%, 09/15/20[b]	100	104,088

		104,088

Security	Principal (000s)	Value
IRON & STEEL — 5.05%
Allegheny Ludlum LLC
6.95%, 12/15/25	$25	$23,935
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	99,334
ArcelorMittal
6.00%, 08/05/20	25	27,007
7.00%, 02/25/22[b]	150	170,589
7.50%, 03/01/41	110	123,693
Carpenter Technology Corp.
5.20%, 07/15/21 (Call 04/15/21)	35	36,455
Cliffs Natural Resources Inc.
6.25%, 10/01/40	25	19,683
Commercial Metals Co.
7.35%, 08/15/18	50	53,022

		553,718
LEISURE TIME — 0.30%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	25	32,414

		32,414
MEDIA — 1.03%
Belo Corp.
7.25%, 09/15/27	25	26,487
iHeartCommunications Inc.
7.25%, 10/15/27	25	12,500
Liberty Interactive LLC
8.25%, 02/01/30	50	53,682
McClatchy Co. (The)
6.88%, 03/15/29	25	20,655

		113,324
MINING — 8.22%
Anglo American Capital PLC
4.13%, 04/15/21[a]	225	230,665
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)[b]	150	141,193
3.88%, 03/15/23 (Call 12/15/22)[b]	100	92,927
5.45%, 03/15/43 (Call 09/15/42)	100	85,184
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[b]	75	80,413
6.88%, 09/01/41 (Call 03/01/41)	25	26,017
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	50	51,936
5.20%, 03/01/42 (Call 09/01/41)	35	33,499
6.25%, 07/15/41 (Call 01/15/41)	150	159,204

		901,038

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
OIL & GAS — 15.25%
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	$25	$23,524
4.50%, 04/15/23 (Call 01/15/23)[b]	325	320,960
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	100	72,639
5.88%, 05/01/19[b]	25	25,984
Ensco PLC
4.70%, 03/15/21[b]	75	75,155
5.20%, 03/15/25 (Call 12/15/24)	125	105,870
5.75%, 10/01/44 (Call 04/01/44)	75	54,781
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)[b]	75	73,243
6.13%, 12/01/42 (Call 06/01/42)	100	94,436
Noble Holding International Ltd.
4.90%, 08/01/20	75	73,342
7.70%, 04/01/25 (Call 01/01/25)	50	45,177
8.70%, 04/01/45 (Call 10/01/44)	75	65,573
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	25	22,106
4.88%, 06/01/22 (Call 03/01/22)	50	47,042
5.85%, 01/15/44 (Call 07/15/43)	50	38,792
7.88%, 08/01/19	25	27,010
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)	175	177,417
6.70%, 01/23/25 (Call 10/23/24)[b]	100	99,632
Transocean Inc.
6.80%, 03/15/38	125	99,992
8.13%, 12/15/21	125	129,744

		1,672,419
OIL & GAS SERVICES — 2.35%
SESI LLC
6.38%, 05/01/19 (Call 05/30/17)	35	34,866
7.13%, 12/15/21 (Call 05/30/17)	50	49,916
Weatherford International Ltd.
6.50%, 08/01/36	150	140,293
6.75%, 09/15/40	35	32,966

		258,041
PACKAGING & CONTAINERS — 0.77%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	28,744
Pactiv LLC
8.38%, 04/15/27	25	28,076
Sealed Air Corp.
6.88%, 07/15/33[a]	25	27,175

		83,995

Security	Principal (000s)	Value
PIPELINES — 8.88%
DCP Midstream LLC
4.75%, 09/30/21 (Call 06/30/21)[a]	$100	$101,953
6.75%, 09/15/37[a]	50	54,606
9.75%, 03/15/19[a,b]	50	56,155
DCP Midstream Operating LP
5.35%, 03/15/20[a]	100	104,548
5.60%, 04/01/44 (Call 10/01/43)	50	47,105
NGPL PipeCo LLC
7.77%, 12/15/37[a]	35	40,105
NuStar Logistics LP
4.80%, 09/01/20	50	51,525
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	125	129,007
Rockies Express Pipeline LLC
6.85%, 07/15/18[a]	50	52,504
6.88%, 04/15/40[a]	50	53,397
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	175	179,508
5.75%, 06/24/44 (Call 12/24/43)	100	103,690

		974,103
RETAIL — 4.53%
Brinker International Inc.
3.88%, 05/15/23	25	23,669
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[b]	75	80,957
JC Penney Corp. Inc.
6.38%, 10/15/36	100	76,312
L Brands Inc.
6.95%, 03/01/33	50	47,916
New Albertsons Inc.
7.45%, 08/01/29	100	94,913
8.70%, 05/01/30	25	24,821
Rite Aid Corp.
7.70%, 02/15/27	25	26,941
Yum! Brands Inc.
3.88%, 11/01/20 (Call 08/01/20)	75	77,016
5.35%, 11/01/43 (Call 05/01/43)	50	43,952

		496,497
SOFTWARE — 0.16%
BMC Software Inc.
7.25%, 06/01/18	17	17,309

		17,309

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 14.89%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29[b]	$100	$112,020
CenturyLink Inc.
5.80%, 03/15/22[b]	225	235,467
7.60%, 09/15/39	100	93,744
Embarq Corp.
8.00%, 06/01/36	100	101,822
Frontier Communications Corp.
9.00%, 08/15/31	100	85,494
Nokia OYJ
5.38%, 05/15/19	50	52,907
6.63%, 05/15/39	25	27,316
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	200	207,568
Sprint Capital Corp.
6.90%, 05/01/19	100	107,338
8.75%, 03/15/32	200	245,842
Telecom Italia Capital SA
7.18%, 06/18/19	100	109,672
7.72%, 06/04/38	200	228,282
U.S. Cellular Corp.
6.70%, 12/15/33	25	25,269

		1,632,741
TRANSPORTATION — 0.21%
XPO CNW Inc.
6.70%, 05/01/34	25	23,465

		23,465

TOTAL CORPORATE BONDS & NOTES (Cost: $9,775,829)		10,509,950

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 29.97%

MONEY MARKET FUNDS — 29.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	2,912	$2,913,157
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	373	372,531

		3,285,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,285,128)		3,285,688

TOTAL INVESTMENTS IN SECURITIES — 125.82%
(Cost: $13,060,957)[f]		13,795,638
Other Assets, Less Liabilities — (25.82)%		(2,830,706)

NET ASSETS — 100.00%		$10,964,932

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $13,060,957. Net unrealized appreciation was $734,681, of which $770,333 represented gross unrealized appreciation on securities and $35,652 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,509,950	$—	$10,509,950
Money market funds	3,285,688	—	—	3,285,688

Total	$3,285,688	$10,509,950	$—	$13,795,638

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.18%

AEROSPACE & DEFENSE — 1.68%
Arconic Inc.
5.87%, 02/23/22	$100	$108,361
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	15	15,749
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)[b]	50	51,345

		175,455
AIRLINES — 0.25%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	26,050

		26,050
APPAREL — 0.19%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a,b]	20	19,902

		19,902
AUTO MANUFACTURERS — 0.15%
Navistar International Corp.
8.25%, 11/01/21 (Call 05/30/17)	15	15,197

		15,197
AUTO PARTS & EQUIPMENT — 2.29%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/22)[a]	25	24,813
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)	25	25,410
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	30	31,453
ZF North America Capital Inc.
4.50%, 04/29/22[a]	150	157,500

		239,176
BANKS — 1.27%
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)	25	24,575
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	107,740

		132,315
BIOTECHNOLOGY — 0.03%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	20	3,100

		3,100

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.75%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	$25	$25,918
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a,b]	50	52,063

		77,981
CHEMICALS — 1.68%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	15	15,624
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	20	24,198
CF Industries Inc.
3.45%, 06/01/23[b]	20	18,650
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	30	32,100
Hexion Inc.
6.63%, 04/15/20 (Call 05/30/17)	30	28,125
10.38%, 02/01/22 (Call 02/01/19)[a]	15	15,300
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	20	20,575
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/30/17)	20	20,294

		174,866
COMMERCIAL SERVICES — 3.23%
ADT Corp. (The)
6.25%, 10/15/21	25	27,376
APX Group Inc.
6.38%, 12/01/19 (Call 05/30/17)	15	15,525
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[b]	20	19,550
Hertz Corp. (The)
7.38%, 01/15/21 (Call 05/30/17)[b]	50	48,125
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/30/17)[a]	20	21,000
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 05/30/17)[a,b]	35	35,962
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	60	65,455
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	25	25,716

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
United Rentals North America Inc.
5.50%, 07/15/25 (Call 07/15/20)	$50	$52,179
6.13%, 06/15/23 (Call 12/15/17)	25	26,111

		336,999
COMPUTERS — 1.68%
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	25	26,500
7.13%, 06/15/24 (Call 06/15/19)[a,b]	25	27,526
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 05/30/17)[a]	10	9,650
NCR Corp.
5.88%, 12/15/21 (Call 12/15/17)	50	52,278
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[b]	50	58,875

		174,829
COSMETICS & PERSONAL CARE — 0.24%
Avon Products Inc.
7.00%, 03/15/23	10	9,625
Edgewell Personal Care Co.
4.70%, 05/24/22[b]	15	15,987

		25,612
DISTRIBUTION & WHOLESALE — 0.25%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,483

		26,483
DIVERSIFIED FINANCIAL SERVICES — 8.00%
Aircastle Ltd.
6.25%, 12/01/19	50	54,182
Ally Financial Inc.
3.60%, 05/21/18	50	50,692
5.13%, 09/30/24	50	50,937
8.00%, 03/15/20	50	56,433
CIT Group Inc.
5.38%, 05/15/20	75	80,719
6.63%, 04/01/18[a]	50	52,236
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 05/30/17)	50	50,594
6.00%, 08/01/20 (Call 05/30/17)	25	25,875
6.75%, 02/01/24 (Call 02/01/20)[a,b]	25	26,063
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	11	9,640

Security	Principal (000s)	Value
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/30/17)	$25	$25,250
Navient Corp.
5.50%, 01/25/23[b]	50	49,375
7.25%, 09/25/23	25	26,063
8.00%, 03/25/20	25	27,563
8.45%, 06/15/18	75	80,062
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	25	25,965
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	15	15,188
Springleaf Finance Corp.
5.25%, 12/15/19	25	25,334
6.90%, 12/15/17[b]	100	102,562

		834,733
ELECTRIC — 3.03%
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	50	51,267
8.00%, 06/01/20	25	28,875
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	25	24,625
5.75%, 01/15/25 (Call 10/15/19)[b]	35	33,765
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	15	15,975
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	50	47,875
7.63%, 11/01/24 (Call 11/01/19)[b]	15	13,781
GenOn Energy Inc.
9.50%, 10/15/18	20	12,312
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20	20,311
6.25%, 05/01/24 (Call 05/01/19)	25	24,913
7.25%, 05/15/26 (Call 05/15/21)	25	25,654
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 04/15/19)[a]	5	4,925
6.50%, 06/01/25 (Call 06/01/20)[b]	15	11,925

		316,203
ENERGY – ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,c]	10	10,338

		10,338

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.21%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	$20	$21,460

		21,460
ENTERTAINMENT — 1.75%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (Call 11/15/21)[a]	65	65,813
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	15	15,183
GLP Capital LP/GLP Financing II Inc.
5.38%, 04/15/26	25	26,276
Regal Entertainment Group
5.75%, 03/15/22 (Call 05/30/17)	15	15,619
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	25	26,750
10.00%, 12/01/22 (Call 12/01/18)	30	32,550

		182,191
ENVIRONMENTAL CONTROL — 0.14%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	15	15,073

		15,073
FOOD — 2.41%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a]	25	25,563
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	100	103,250
4.88%, 11/01/26 (Call 11/01/21)[a]	50	51,545
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[a]	50	55,500
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	15	16,006

		251,864
HEALTH CARE — PRODUCTS — 0.91%
Alere Inc.
6.50%, 06/15/20 (Call 05/30/17)	15	15,356
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	15	13,350
Kinetic Concepts Inc./KCI USA Inc.
12.50%, 11/01/21 (Call 05/01/19)[a,b]	10	11,204

Security	Principal (000s)	Value
Mallinckrodt International Finance SA
4.75%, 04/15/23	$10	$8,525
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/18)[a,b]	30	28,513
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/30/17)[a]	20	18,450

		95,398
HEALTH CARE – SERVICES — 8.45%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,406
6.13%, 02/15/24 (Call 02/15/19)	30	32,325
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/30/17)[b]	30	29,700
6.25%, 03/31/23 (Call 03/31/20)	40	40,654
6.88%, 02/01/22 (Call 02/01/18)	40	33,046
8.00%, 11/15/19 (Call 05/30/17)[b]	40	38,765
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	50,450
Fresenius Medical Care U.S. Finance II Inc.
5.88%, 01/31/22[a]	50	54,635
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	40	40,280
5.25%, 06/15/26 (Call 12/15/25)	50	53,215
5.38%, 02/01/25	75	78,094
6.50%, 02/15/20	125	137,195
7.50%, 02/15/22	50	57,520
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	25	25,476
Kindred Healthcare Inc.
8.00%, 01/15/20[b]	30	31,117
Tenet Healthcare Corp.
5.00%, 03/01/19	25	25,016
6.00%, 10/01/20	60	63,075
8.13%, 04/01/22[b]	65	66,056

		882,025
HOLDING COMPANIES – DIVERSIFIED — 1.17%
HRG Group Inc.
7.75%, 01/15/22 (Call 05/30/17)	15	15,844
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10	10,748

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Noble Group Ltd.
6.75%, 01/29/20[a]	$100	$95,225

		121,817
HOME BUILDERS — 1.63%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/29/17)[a,b]	25	25,871
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	45	45,731
4.88%, 12/15/23 (Call 09/15/23)	35	36,242
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	25	25,868
5.50%, 03/01/26 (Call 12/01/25)	20	21,075
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	15	15,743

		170,530
HOUSEHOLD PRODUCTS & WARES — 0.20%
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	20	21,364

		21,364
INSURANCE — 0.53%
Genworth Holdings Inc.
7.70%, 06/15/20	30	29,541
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	25	25,979

		55,520
INTERNET — 1.45%
Netflix Inc.
4.38%, 11/15/26[a]	40	39,400
5.50%, 02/15/22	35	37,528
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15	15,419
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	25	26,503
6.00%, 04/01/23 (Call 04/01/18)	30	31,987

		150,837
IRON & STEEL — 1.42%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)	25	24,781
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)	10	10,337

Security	Principal (000s)	Value
ArcelorMittal
7.00%, 02/25/22[b]	$35	$39,654
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a]	9	9,791
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)	30	31,696
U.S. Steel Corp.
7.50%, 03/15/22 (Call 05/30/17)[b]	10	10,175
8.38%, 07/01/21 (Call 07/01/18)[a]	20	21,997

		148,431
LODGING — 3.06%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)	25	26,932
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 05/30/17)	15	15,571
11.00%, 10/01/21 (Call 05/30/17)	15	16,275
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	40	42,600
10.75%, 09/01/24 (Call 09/01/19)[a]	25	26,581
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	15	15,675
MGM Resorts International
6.63%, 12/15/21	100	112,250
8.63%, 02/01/19	25	27,598
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[a]	35	36,137

		319,619
MACHINERY — 1.61%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	40	41,728
CNH Industrial Capital LLC
3.63%, 04/15/18	50	50,644
3.88%, 10/15/21	50	50,158
4.38%, 11/06/20	25	25,860

		168,390
MANUFACTURING — 1.23%
Bombardier Inc.
4.75%, 04/15/19[a]	50	51,141
6.00%, 10/15/22 (Call 05/29/17)[a]	50	49,834

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
8.75%, 12/01/21[a]	$25	$27,788

		128,763
MEDIA — 14.54%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[a]	200	212,000
Cablevision Systems Corp.
5.88%, 09/15/22[b]	30	30,685
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[a]	50	52,188
5.13%, 05/01/27 (Call 05/01/22)[a]	25	25,500
5.25%, 09/30/22 (Call 09/30/17)	25	25,874
5.75%, 02/15/26 (Call 02/15/21)[a]	100	105,864
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 05/30/17)[a]	35	36,072
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	35	36,269
Series B
7.63%, 03/15/20 (Call 05/30/17)	25	25,281
CSC Holdings LLC
6.75%, 11/15/21	25	27,456
DISH DBS Corp.
5.88%, 07/15/22[b]	100	105,750
6.75%, 06/01/21	50	54,399
7.75%, 07/01/26	25	29,281
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	35	35,214
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/30/17)	25	20,534
9.00%, 03/01/21 (Call 05/30/17)	50	37,904
11.25%, 03/01/21 (Call 05/30/17)[a]	10	7,674
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	25	25,566
SFR Group SA
7.38%, 05/01/26 (Call 05/01/21)[a]	200	210,500
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	20	20,911
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	50	51,249
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	25	26,263
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	212,256

Security	Principal (000s)	Value
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	$50	$50,631
Viacom Inc. VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)	50	51,593

		1,516,914
METAL FABRICATE & HARDWARE — 0.25%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	25	25,687

		25,687
MINING — 2.01%
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	25	26,781
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	34,650
3.88%, 03/15/23 (Call 12/15/22)[b]	75	69,375
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[b]	50	53,485
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	25,868

		210,159
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	25	25,673

		25,673
PACKAGING & CONTAINERS — 4.42%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	300	306,310
Ball Corp.
4.00%, 11/15/23	35	35,525
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	65	67,532
5.75%, 10/15/20 (Call 05/29/17)	50	51,423

		460,790
PHARMACEUTICALS — 2.84%
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	60	51,394
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a]	15	15,486

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a]	$25	$26,563
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	35	25,778
5.88%, 05/15/23 (Call 05/15/18)[a]	100	74,250
6.38%, 10/15/20 (Call 05/30/17)[a]	90	77,062
6.50%, 03/15/22 (Call 03/15/19)[a]	25	25,594

		296,127
REAL ESTATE — 0.25%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/17)[a]	25	26,273

		26,273
REAL ESTATE INVESTMENT TRUSTS — 1.98%
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/18)	50	52,110
5.38%, 05/15/27 (Call 05/15/22)	25	26,060
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	20	20,232
Felcor Lodging LP
6.00%, 06/01/25 (Call 06/01/20)	10	10,654
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	35	36,006
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	29,817
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	15	15,368
Uniti Group Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	15	15,900

		206,147
RETAIL — 2.85%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a]	40	41,600
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/30/17)[a]	20	9,250
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)	35	37,275
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	15	14,876

Security	Principal (000s)	Value
L Brands Inc.
8.50%, 06/15/19	$100	$111,875
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/30/17)[a,b]	15	8,829
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	25	22,844
QVC Inc.
4.38%, 03/15/23	50	50,363

		296,912
SEMICONDUCTORS — 2.75%
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	50	51,750
NXP BV/NXP Funding LLC
4.13%, 06/01/21[a]	200	209,292
Sensata Technologies BV
5.00%, 10/01/25[a]	25	25,549

		286,591
SOFTWARE — 3.39%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/30/17)[a]	20	20,338
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	40	41,150
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	50	51,187
5.75%, 01/15/24 (Call 01/15/19)[a]	25	25,940
7.00%, 12/01/23 (Call 12/01/18)[a]	50	53,580
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	25	26,000
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	25	26,969
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	25	26,687
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	50	52,951
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	28,537

		353,339
TELECOMMUNICATIONS — 9.85%
CenturyLink Inc.
6.45%, 06/15/21	50	54,000
Series Y
7.50%, 04/01/24 (Call 01/01/24)	25	27,163

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Security	Principal (000s)	Value
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	$20	$21,325
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[b]	35	29,146
7.13%, 03/15/19	25	26,317
8.88%, 09/15/20 (Call 06/15/20)	35	36,947
10.50%, 09/15/22 (Call 06/15/22)	25	25,153
11.00%, 09/15/25 (Call 06/15/25)	50	48,125
Hughes Satellite Systems Corp.
6.63%, 08/01/26[a]	55	56,478
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	25	21,344
7.25%, 04/01/19 (Call 05/30/17)[b]	75	72,299
8.00%, 02/15/24 (Call 02/15/19)[a,b]	15	16,144
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	50	51,664
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	109,250
Sprint Corp.
7.13%, 06/15/24[b]	50	54,250
7.25%, 09/15/21	50	54,750
7.88%, 09/15/23	85	95,519
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)[b]	100	109,282
Telecom Italia Capital SA
7.18%, 06/18/19	50	54,635
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	15	15,022
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/17)[b]	50	48,625

		1,027,438
TRANSPORTATION — 0.30%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	30	31,800

		31,800
TRUCKING & LEASING — 0.51%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	50	52,750

		52,750

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,691,449)		10,139,121

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 20.84%

MONEY MARKET FUNDS — 20.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	1,938	$1,938,591
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[d,e]	235	235,311

		2,173,902

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,173,568)		2,173,902

TOTAL INVESTMENTS IN SECURITIES — 118.02% (Cost: $11,865,017)[g]		12,313,023
Other Assets, Less Liabilities — (18.02)%		(1,880,454)

NET ASSETS — 100.00%		$10,432,569

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $11,865,017. Net unrealized appreciation was $448,006, of which $501,770 represented gross unrealized appreciation on securities and $53,764 represented gross unrealized depreciation on securities.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD EX OIL & GAS CORPORATE BOND ETF

April 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,139,121	$—	$10,139,121
Money market funds	2,173,902	—	—	2,173,902

Total	$2,173,902	$10,139,121	$—	$12,313,023

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2017

	iShares Fallen Angels USD Bond ETF	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,775,829	$9,691,449
Affiliated (Note 2)	3,285,128	2,173,568

Total cost of investments	$13,060,957	$11,865,017

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,509,950	$10,139,121
Affiliated (Note 2)	3,285,688	2,173,902

Total fair value of investments	13,795,638	12,313,023
Cash	125	—
Receivables:
Investment securities sold	55,383	—
Dividends and interest	153,097	167,654

Total Assets	14,004,243	12,480,677

LIABILITIES
Payables:
Investment securities purchased	123,676	105,715
Collateral for securities on loan (Note 1)	2,912,500	1,938,135
Investment advisory fees (Note 2)	3,135	4,258

Total Liabilities	3,039,311	2,048,108

NET ASSETS	$10,964,932	$10,432,569

Net assets consist of:
Paid-in capital	$10,054,610	$9,900,049
Undistributed net investment income	56,153	48,552
Undistributed net realized gain	119,488	35,962
Net unrealized appreciation	734,681	448,006

NET ASSETS	$10,964,932	$10,432,569

Shares outstanding[b]	400,000	200,000

Net asset value per share	$27.41	$52.16

[a]	Securities on loan with values of $2,819,934 and $1,863,855, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2017

	iShares Fallen Angels USD Bond ETF	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$378	$318
Interest — unaffiliated	338,852	321,692
Securities lending income — affiliated — net (Note 2)	7,766	3,916

Total investment income	346,996	325,926

EXPENSES
Investment advisory fees (Note 2)	18,629	25,449

Total expenses	18,629	25,449

Net investment income	328,367	300,477

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	119,379	28,184
Investments — affiliated (Note 2)	96	83
Realized gain distributions from affiliated funds	13	8

Net realized gain	119,488	28,275

Net change in unrealized appreciation/depreciation	143,921	133,125

Net realized and unrealized gain	263,409	161,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$591,776	$461,877

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Fallen Angels USD Bond ETF		iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
	Six months ended April 30, 2017 (Unaudited)	Period from June 14, 2016[a] to October 31, 2016	Six months ended April 30, 2017 (Unaudited)	Period from June 14, 2016[a] to October 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$328,367	$239,393	$300,477	$218,487
Net realized gain	119,488	30,994	28,275	7,687
Net change in unrealized appreciation/depreciation	143,921	590,760	133,125	314,881

Net increase in net assets resulting from operations	591,776	861,147	461,877	541,055

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(304,090)	(207,517)	(284,620)	(185,792)
From net realized gain	(30,994)	—	—	—

Total distributions to shareholders	(335,084)	(207,517)	(284,620)	(185,792)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	10,054,610	5,202,993	9,900,049
Cost of shares redeemed	—	—	(5,202,993)	—

Net increase in net assets from capital share transactions	—	10,054,610	—	9,900,049

INCREASE IN NET ASSETS	256,692	10,708,240	177,257	10,255,312

NET ASSETS
Beginning of period	10,708,240	—	10,255,312	—

End of period	$10,964,932	$10,708,240	$10,432,569	$10,255,312

Undistributed net investment income included in net assets at end of period	$56,153	$31,876	$48,552	$32,695

SHARES ISSUED AND REDEEMED
Shares sold	—	400,000	100,000	200,000
Shares redeemed	—	—	(100,000)	—

Net increase in shares outstanding	—	400,000	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Fallen Angels USD Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Period from Jun. 14, 2016[a] to Oct. 31, 2016
Net asset value, beginning of period	$26.77	$25.00

Income from investment operations:
Net investment income[b]	0.82	0.60
Net realized and unrealized gain[c]	0.66	1.69

Total from investment operations	1.48	2.29

Less distributions from:
Net investment income	(0.76)	(0.52)
Net realized gain	(0.08)	—

Total distributions	(0.84)	(0.52)

Net asset value, end of period	$27.41	$26.77

Total return	5.61%[d]	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,965	$10,708
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	6.17%	6.02%
Portfolio turnover rate[f]	14%[d]	8%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

	Six months ended Apr. 30, 2017 (Unaudited)	Period from Jun. 14, 2016[a] to Oct. 31, 2016
Net asset value, beginning of period	$51.28	$49.48

Income from investment operations:
Net investment income[b]	1.50	1.09
Net realized and unrealized gain[c]	0.80	1.64

Total from investment operations	2.30	2.73

Less distributions from:
Net investment income	(1.42)	(0.93)

Total distributions	(1.42)	(0.93)

Net asset value, end of period	$52.16	$51.28

Total return	4.56%[d]	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,433	$10,255
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	5.90%	5.61%
Portfolio turnover rate[f]	9%[d]	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Fallen Angels USD Bond	Non-diversified
iBoxx $ High Yield ex Oil & Gas Corporate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Fallen Angels USD Bond
BMO Capital Markets	$151,532	$151,532	$—
BNP Paribas Prime Brokerage Inc.	235,406	235,406	—
Citigroup Global Markets Inc.	559,322	559,322	—
Credit Suisse Securities (USA) LLC	104,645	104,645	—
Jefferies LLC	320,125	320,125	—
JPMorgan Securities LLC	1,232,304	1,232,304	—
Morgan Stanley & Co. LLC	216,600	216,600	—

	$2,819,934	$2,819,934	$—

iBoxx $ High Yield ex Oil & Gas Corporate Bond
BMO Capital Markets	$128,763	$128,763	$—
Citigroup Global Markets Inc.	495,487	495,487	—
Credit Suisse Securities (USA) LLC	270,546	270,546	—
Jefferies LLC	183,867	183,867	—
JPMorgan Securities LLC	479,143	479,143	—
Morgan Stanley & Co. LLC	306,049	306,049	—

	$1,863,855	$1,863,855	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued a new rule, Investment Company Reporting Modernization, that modernizes and enhances the reporting and disclosure of information by registered investment companies. As part of these changes, the new rule amends Regulation S-X to require standardized, enhanced disclosures related to derivatives and updates to other disclosures in investment company financial statements. The compliance date for the

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

amendments to Regulation S-X is August 1, 2017. Management is evaluating the impact, if any, of these changes on the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Fallen Angels USD Bond	0.35%
iBoxx $ High Yield ex Oil & Gas Corporate Bond	0.50

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Fallen Angels USD Bond	$2,101
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,164

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2017 were as follows:

iShares ETF	Purchases	Sales
Fallen Angels USD Bond	$1,453,505	$1,741,836
iBoxx $ High Yield ex Oil & Gas Corporate Bond	891,297	939,609

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. The Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Fallen Angels USD Bond	$0.760224	$0.077485	$—	$0.837709	91%	9%	—%	100%
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1.414857	—	0.008245	1.423102	99	—	1	100

SUPPLEMENTAL INFORMATION	33

Notes:

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays, Bloomberg Finance L.P., or Markit Indices Limited. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1020-0417

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: June 29, 2017

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2017